UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Equity Series

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

•	PIMCO Dividend and Income Fund Class A
•	PIMCO Dividend and Income Fund Class C
•	PIMCO Dividend and Income Fund Institutional Class
•	PIMCO Dividend and Income Fund I-2
•	PIMCO RAE Emerging Markets Fund Class A
•	PIMCO RAE Emerging Markets Fund I-2
•	PIMCO RAE Emerging Markets Fund Institutional Class
•	PIMCO RAE Global ex-US Fund Class A
•	PIMCO RAE Global ex-US Fund I-2
•	PIMCO RAE Global ex-US Fund Institutional Class
•	PIMCO RAE International Fund Class A
•	PIMCO RAE International Fund I-2
•	PIMCO RAE International Fund Institutional Class
•	PIMCO RAE US Fund Class A
•	PIMCO RAE US Fund I-2
•	PIMCO RAE US Fund Institutional Class
•	PIMCO RAE US Small Fund Class A
•	PIMCO RAE US Small Fund I-2
•	PIMCO RAE US Small Fund Institutional Class
•	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
•	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
•	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
•	PIMCO RAFI ESG U.S. ETF
•	PIMCO REALPATH® Blend 2030 Fund Class A
•	PIMCO REALPATH® Blend 2030 Fund Institutional Class
•	PIMCO REALPATH® Blend 2035 Fund Class A
•	PIMCO REALPATH® Blend 2035 Fund Institutional Class
•	PIMCO REALPATH® Blend 2040 Fund Class A
•	PIMCO REALPATH® Blend 2040 Fund Institutional Class
•	PIMCO REALPATH® Blend 2045 Fund Class A
•	PIMCO REALPATH® Blend 2045 Fund Institutional Class
•	PIMCO REALPATH® Blend 2050 Fund Class A
•	PIMCO REALPATH® Blend 2050 Fund Institutional Class
•	PIMCO REALPATH® Blend 2055 Fund Class A
•	PIMCO REALPATH® Blend 2055 Fund Institutional Class
•	PIMCO REALPATH® Blend 2060 Fund Class A
•	PIMCO REALPATH® Blend 2060 Fund Institutional Class
•	PIMCO REALPATH® Blend 2065 Fund Class A
•	PIMCO REALPATH® Blend 2065 Fund Institutional Class
•	PIMCO REALPATH® Blend 2070 Fund Class A
•	PIMCO REALPATH® Blend 2070 Fund Institutional Class
•	PIMCO REALPATH® Blend Income Fund Class A
•	PIMCO REALPATH® Blend Income Fund Institutional Class

(b)	Not applicable to the Registrant.

Class A: PQIZX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.14%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

  Exposure to the cash interest rate in the U.S. contributed to performance through carry, as U.S. cash rates remained positive.

  Long exposure to U.S. duration detracted from performance, as interest rates across the curve broadly rose.

  Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

  Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
6/30/16	$9,449	$10,000	$10,000
7/31/16	$9,705	$10,063	$10,166
8/31/16	$9,724	$10,052	$10,155
9/30/16	$9,800	$10,046	$10,195
10/31/16	$9,724	$9,969	$10,027
11/30/16	$9,886	$9,733	$9,896
12/31/16	$10,114	$9,747	$10,038
1/31/17	$10,268	$9,766	$10,129
2/28/17	$10,345	$9,832	$10,315
3/31/17	$10,467	$9,827	$10,380
4/30/17	$10,495	$9,902	$10,460
5/31/17	$10,659	$9,979	$10,638
6/30/17	$10,728	$9,969	$10,629
7/31/17	$10,979	$10,011	$10,757
8/31/17	$10,950	$10,101	$10,835
9/30/17	$11,248	$10,053	$10,917
10/31/17	$11,384	$10,059	$10,960
11/30/17	$11,521	$10,046	$11,046
12/31/17	$11,705	$10,092	$11,140
1/31/18	$12,168	$9,976	$11,324
2/28/18	$11,675	$9,881	$11,006
3/31/18	$11,583	$9,945	$10,953
4/30/18	$11,711	$9,871	$10,927
5/31/18	$11,514	$9,941	$10,886
6/30/18	$11,436	$9,929	$10,860
7/31/18	$11,753	$9,931	$11,074
8/31/18	$11,644	$9,995	$11,108
9/30/18	$11,758	$9,931	$11,141
10/31/18	$11,178	$9,852	$10,827
11/30/18	$11,268	$9,911	$10,984
12/31/18	$10,646	$10,093	$10,758
1/31/19	$11,269	$10,200	$11,143
2/28/19	$11,421	$10,195	$11,285
3/31/19	$11,417	$10,390	$11,444
4/30/19	$11,622	$10,393	$11,548
5/31/19	$11,081	$10,577	$11,374
6/30/19	$11,620	$10,710	$11,815
7/31/19	$11,496	$10,734	$11,779
8/31/19	$11,187	$11,012	$11,830
9/30/19	$11,641	$10,953	$12,002
10/31/19	$11,848	$10,986	$12,204
11/30/19	$11,993	$10,981	$12,279
12/31/19	$12,257	$10,973	$12,510
1/31/20	$11,888	$11,184	$12,434
2/29/20	$11,022	$11,386	$12,021
3/31/20	$9,216	$11,319	$11,248
4/30/20	$9,776	$11,520	$11,796
5/31/20	$10,082	$11,573	$11,905
6/30/20	$10,258	$11,646	$12,013
7/31/20	$10,311	$11,820	$12,311
8/31/20	$10,702	$11,725	$12,428
9/30/20	$10,366	$11,718	$12,276
10/31/20	$10,165	$11,666	$12,069
11/30/20	$11,599	$11,781	$12,873
12/31/20	$12,048	$11,797	$13,164
1/31/21	$12,243	$11,712	$13,070
2/28/21	$12,926	$11,543	$13,076
3/31/21	$13,440	$11,399	$13,331
4/30/21	$13,603	$11,489	$13,530
5/31/21	$13,994	$11,527	$13,730
6/30/21	$13,940	$11,608	$13,712
7/31/21	$13,797	$11,737	$13,815
8/31/21	$13,863	$11,715	$13,893
9/30/21	$13,735	$11,614	$13,544
10/31/21	$13,856	$11,610	$13,680
11/30/21	$13,680	$11,645	$13,511
12/31/21	$14,227	$11,615	$13,987
1/31/22	$14,126	$11,365	$13,800
2/28/22	$13,912	$11,238	$13,606
3/31/22	$13,984	$10,926	$13,492
4/30/22	$13,500	$10,511	$12,975
5/31/22	$13,691	$10,579	$13,097
6/30/22	$12,802	$10,413	$12,535
7/31/22	$13,198	$10,667	$12,827
8/31/22	$12,859	$10,366	$12,408
9/30/22	$12,123	$9,918	$11,659
10/31/22	$12,614	$9,790	$11,969
11/30/22	$13,413	$10,150	$12,694
12/31/22	$13,301	$10,104	$12,570
1/31/23	$13,798	$10,415	$12,957
2/28/23	$13,383	$10,145	$12,576
3/31/23	$13,574	$10,403	$12,870
4/30/23	$13,705	$10,466	$13,047
5/31/23	$13,407	$10,352	$12,670
6/30/23	$13,886	$10,315	$12,941
7/31/23	$14,199	$10,308	$13,183
8/31/23	$13,983	$10,242	$12,970
9/30/23	$13,687	$9,982	$12,639
10/31/23	$13,456	$9,824	$12,301
11/30/23	$14,270	$10,269	$12,980
12/31/23	$14,864	$10,662	$13,513
1/31/24	$14,901	$10,633	$13,506
2/29/24	$15,038	$10,483	$13,478
3/31/24	$15,485	$10,580	$13,798
4/30/24	$15,073	$10,312	$13,438
5/31/24	$15,548	$10,487	$13,725
6/30/24	$15,561	$10,587	$13,736
7/31/24	$16,016	$10,834	$14,186
8/31/24	$16,408	$10,990	$14,522
9/30/24	$16,647	$11,137	$14,755
10/31/24	$16,316	$10,860	$14,356
11/30/24	$16,596	$10,975	$14,511
12/31/24	$16,203	$10,796	$14,095
1/31/25	$16,528	$10,853	$14,336
2/28/25	$16,982	$11,092	$14,687
3/31/25	$17,079	$11,096	$14,706
4/30/25	$17,106	$11,140	$14,695
5/31/25	$17,381	$11,060	$14,815
6/30/25	$17,814	$11,230	$15,083
7/31/25	$17,853	$11,200	$15,041
8/31/25	$18,410	$11,334	$15,445
9/30/25	$18,690	$11,458	$15,612
10/31/25	$18,757	$11,529	$15,685
11/30/25	$19,158	$11,601	$15,907
12/31/25	$19,398	$11,584	$16,002
1/31/26	$20,075	$11,596	$16,470
2/28/26	$20,834	$11,786	$17,038
3/31/26	$20,120	$11,578	$16,364
4/30/26	$20,653	$11,591	$16,666
5/31/26	$20,967	$11,627	$16,847
6/30/26	$21,053	$11,656	$16,881

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	18.18%	8.59%	8.34%
Class A (including sales charge)	11.70%	7.37%	7.73%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	11.92%	4.25%	5.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$298,263
# of Portfolio Holdings	1,427
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$1,059
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Common Stocks	45.9%
U.S. Government Agencies	30.3%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	7.5%
Non-Agency Mortgage-Backed Securities	6.4%
Sovereign Issues	5.2%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	4.4%
Preferred Stocks	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	7.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(28.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PQIZX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2026

PES6036TSRAR_063026

Class C: PQICX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.89%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

  Exposure to the cash interest rate in the U.S. contributed to performance through carry, as U.S. cash rates remained positive.

  Long exposure to U.S. duration detracted from performance, as interest rates across the curve broadly rose.

  Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

  Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,262	$10,063	$10,166
8/31/16	$10,282	$10,052	$10,155
9/30/16	$10,353	$10,046	$10,195
10/31/16	$10,272	$9,969	$10,027
11/30/16	$10,423	$9,733	$9,896
12/31/16	$10,663	$9,747	$10,038
1/31/17	$10,825	$9,766	$10,129
2/28/17	$10,896	$9,832	$10,315
3/31/17	$11,019	$9,827	$10,380
4/30/17	$11,039	$9,902	$10,460
5/31/17	$11,202	$9,979	$10,638
6/30/17	$11,270	$9,969	$10,629
7/31/17	$11,525	$10,011	$10,757
8/31/17	$11,484	$10,101	$10,835
9/30/17	$11,790	$10,053	$10,917
10/31/17	$11,923	$10,059	$10,960
11/30/17	$12,066	$10,046	$11,046
12/31/17	$12,245	$10,092	$11,140
1/31/18	$12,731	$9,976	$11,324
2/28/18	$12,204	$9,881	$11,006
3/31/18	$12,100	$9,945	$10,953
4/30/18	$12,225	$9,871	$10,927
5/31/18	$12,007	$9,941	$10,886
6/30/18	$11,915	$9,929	$10,860
7/31/18	$12,247	$9,931	$11,074
8/31/18	$12,123	$9,995	$11,108
9/30/18	$12,235	$9,931	$11,141
10/31/18	$11,629	$9,852	$10,827
11/30/18	$11,713	$9,911	$10,984
12/31/18	$11,057	$10,093	$10,758
1/31/19	$11,694	$10,200	$11,143
2/28/19	$11,854	$10,195	$11,285
3/31/19	$11,833	$10,390	$11,444
4/30/19	$12,045	$10,393	$11,548
5/31/19	$11,471	$10,577	$11,374
6/30/19	$12,019	$10,710	$11,815
7/31/19	$11,891	$10,734	$11,779
8/31/19	$11,561	$11,012	$11,830
9/30/19	$12,023	$10,953	$12,002
10/31/19	$12,226	$10,986	$12,204
11/30/19	$12,376	$10,981	$12,279
12/31/19	$12,640	$10,973	$12,510
1/31/20	$12,249	$11,184	$12,434
2/29/20	$11,348	$11,386	$12,021
3/31/20	$9,480	$11,319	$11,248
4/30/20	$10,045	$11,520	$11,796
5/31/20	$10,359	$11,573	$11,905
6/30/20	$10,533	$11,646	$12,013
7/31/20	$10,588	$11,820	$12,311
8/31/20	$10,968	$11,725	$12,428
9/30/20	$10,627	$11,718	$12,276
10/31/20	$10,409	$11,666	$12,069
11/30/20	$11,879	$11,781	$12,873
12/31/20	$12,323	$11,797	$13,164
1/31/21	$12,522	$11,712	$13,070
2/28/21	$13,209	$11,543	$13,076
3/31/21	$13,719	$11,399	$13,331
4/30/21	$13,874	$11,489	$13,530
5/31/21	$14,273	$11,527	$13,730
6/30/21	$14,201	$11,608	$13,712
7/31/21	$14,045	$11,737	$13,815
8/31/21	$14,100	$11,715	$13,893
9/30/21	$13,973	$11,614	$13,544
10/31/21	$14,085	$11,610	$13,680
11/30/21	$13,895	$11,645	$13,511
12/31/21	$14,441	$11,615	$13,987
1/31/22	$14,339	$11,365	$13,800
2/28/22	$14,111	$11,238	$13,606
3/31/22	$14,168	$10,926	$13,492
4/30/22	$13,677	$10,511	$12,975
5/31/22	$13,860	$10,579	$13,097
6/30/22	$12,956	$10,413	$12,535
7/31/22	$13,346	$10,667	$12,827
8/31/22	$12,979	$10,366	$12,408
9/30/22	$12,242	$9,918	$11,659
10/31/22	$12,726	$9,790	$11,969
11/30/22	$13,522	$10,150	$12,694
12/31/22	$13,402	$10,104	$12,570
1/31/23	$13,892	$10,415	$12,957
2/28/23	$13,474	$10,145	$12,576
3/31/23	$13,657	$10,403	$12,870
4/30/23	$13,778	$10,466	$13,047
5/31/23	$13,465	$10,352	$12,670
6/30/23	$13,945	$10,315	$12,941
7/31/23	$14,247	$10,308	$13,183
8/31/23	$14,017	$10,242	$12,970
9/30/23	$13,713	$9,982	$12,639
10/31/23	$13,469	$9,824	$12,301
11/30/23	$14,273	$10,269	$12,980
12/31/23	$14,873	$10,662	$13,513
1/31/24	$14,898	$10,633	$13,506
2/29/24	$15,022	$10,483	$13,478
3/31/24	$15,457	$10,580	$13,798
4/30/24	$15,032	$10,312	$13,438
5/31/24	$15,494	$10,487	$13,725
6/30/24	$15,501	$10,587	$13,736
7/31/24	$15,954	$10,834	$14,186
8/31/24	$16,332	$10,990	$14,522
9/30/24	$16,546	$11,137	$14,755
10/31/24	$16,216	$10,860	$14,356
11/30/24	$16,482	$10,975	$14,511
12/31/24	$16,080	$10,796	$14,095
1/31/25	$16,403	$10,853	$14,336
2/28/25	$16,842	$11,092	$14,687
3/31/25	$16,924	$11,096	$14,706
4/30/25	$16,937	$11,140	$14,695
5/31/25	$17,197	$11,060	$14,815
6/30/25	$17,621	$11,230	$15,083
7/31/25	$17,648	$11,200	$15,041
8/31/25	$18,186	$11,334	$15,445
9/30/25	$18,450	$11,458	$15,612
10/31/25	$18,503	$11,529	$15,685
11/30/25	$18,887	$11,601	$15,907
12/31/25	$19,109	$11,584	$16,002
1/31/26	$19,765	$11,596	$16,470
2/28/26	$20,501	$11,786	$17,038
3/31/26	$19,791	$11,578	$16,364
4/30/26	$20,303	$11,591	$16,666
5/31/26	$20,586	$11,627	$16,847
6/30/26	$20,661	$11,656	$16,881

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	17.25%	7.79%	7.53%
Class C (including sales charge)	16.25%	7.79%	7.53%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	11.92%	4.25%	5.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$298,263
# of Portfolio Holdings	1,427
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$1,059
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Common Stocks	45.9%
U.S. Government Agencies	30.3%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	7.5%
Non-Agency Mortgage-Backed Securities	6.4%
Sovereign Issues	5.2%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	4.4%
Preferred Stocks	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	7.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(28.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PQICX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2026

PES6236TSRAR_063026

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

  Exposure to the cash interest rate in the U.S. contributed to performance through carry, as U.S. cash rates remained positive.

  Long exposure to U.S. duration detracted from performance, as interest rates across the curve broadly rose.

  Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

  Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,028,169	$1,006,322	$1,016,591
8/31/16	$1,031,187	$1,005,171	$1,015,500
9/30/16	$1,039,235	$1,004,583	$1,019,534
10/31/16	$1,031,187	$996,899	$1,002,724
11/30/16	$1,048,290	$973,318	$989,644
12/31/16	$1,072,279	$974,691	$1,003,818
1/31/17	$1,089,607	$976,603	$1,012,920
2/28/17	$1,097,761	$983,167	$1,031,544
3/31/17	$1,111,442	$982,652	$1,037,981
4/30/17	$1,114,512	$990,235	$1,046,031
5/31/17	$1,132,934	$997,857	$1,063,795
6/30/17	$1,140,135	$996,853	$1,062,908
7/31/17	$1,166,865	$1,001,142	$1,075,709
8/31/17	$1,163,781	$1,010,122	$1,083,515
9/30/17	$1,196,213	$1,005,311	$1,091,661
10/31/17	$1,210,700	$1,005,893	$1,096,050
11/30/17	$1,226,222	$1,004,602	$1,104,581
12/31/17	$1,245,994	$1,009,213	$1,113,962
1/31/18	$1,296,338	$997,590	$1,132,412
2/28/18	$1,243,897	$988,133	$1,100,603
3/31/18	$1,233,958	$994,470	$1,095,275
4/30/18	$1,248,648	$987,074	$1,092,681
5/31/18	$1,227,663	$994,119	$1,088,579
6/30/18	$1,218,638	$992,896	$1,085,975
7/31/18	$1,253,486	$993,132	$1,107,438
8/31/18	$1,242,926	$999,522	$1,110,828
9/30/18	$1,255,884	$993,086	$1,114,142
10/31/18	$1,193,090	$985,238	$1,082,660
11/30/18	$1,203,733	$991,119	$1,098,366
12/31/18	$1,136,546	$1,009,328	$1,075,777
1/31/19	$1,203,978	$1,020,046	$1,114,289
2/28/19	$1,221,379	$1,019,455	$1,128,514
3/31/19	$1,221,148	$1,039,031	$1,144,388
4/30/19	$1,242,916	$1,039,297	$1,154,846
5/31/19	$1,185,232	$1,057,746	$1,137,443
6/30/19	$1,243,715	$1,071,029	$1,181,541
7/31/19	$1,231,576	$1,073,385	$1,177,922
8/31/19	$1,197,365	$1,101,198	$1,182,993
9/30/19	$1,246,708	$1,095,333	$1,200,169
10/31/19	$1,270,001	$1,098,632	$1,220,437
11/30/19	$1,285,529	$1,098,073	$1,227,926
12/31/19	$1,314,111	$1,097,308	$1,251,046
1/31/20	$1,275,627	$1,118,425	$1,243,372
2/29/20	$1,182,813	$1,138,555	$1,202,120
3/31/20	$988,703	$1,131,855	$1,124,762
4/30/20	$1,048,796	$1,151,975	$1,179,592
5/31/20	$1,082,811	$1,157,338	$1,190,530
6/30/20	$1,102,157	$1,164,629	$1,201,267
7/31/20	$1,107,833	$1,182,025	$1,231,104
8/31/20	$1,149,830	$1,172,483	$1,242,801
9/30/20	$1,114,413	$1,171,841	$1,227,649
10/31/20	$1,092,741	$1,166,608	$1,206,902
11/30/20	$1,247,869	$1,178,055	$1,287,303
12/31/20	$1,296,310	$1,179,679	$1,316,358
1/31/21	$1,317,275	$1,171,220	$1,306,963
2/28/21	$1,391,816	$1,154,307	$1,307,591
3/31/21	$1,446,763	$1,139,894	$1,333,124
4/30/21	$1,465,461	$1,148,899	$1,352,956
5/31/21	$1,507,532	$1,152,653	$1,372,995
6/30/21	$1,501,893	$1,160,751	$1,371,207
7/31/21	$1,487,724	$1,173,730	$1,381,503
8/31/21	$1,494,808	$1,171,495	$1,389,310
9/30/21	$1,481,929	$1,161,352	$1,354,397
10/31/21	$1,495,001	$1,161,032	$1,367,956
11/30/21	$1,475,987	$1,164,467	$1,351,065
12/31/21	$1,536,338	$1,161,487	$1,398,745
1/31/22	$1,525,425	$1,136,464	$1,379,962
2/28/22	$1,503,598	$1,123,785	$1,360,616
3/31/22	$1,510,935	$1,092,565	$1,349,155
4/30/22	$1,458,750	$1,051,104	$1,297,495
5/31/22	$1,480,595	$1,057,881	$1,309,739
6/30/22	$1,385,395	$1,041,285	$1,253,479
7/31/22	$1,428,117	$1,066,728	$1,282,679
8/31/22	$1,390,278	$1,036,586	$1,240,797
9/30/22	$1,311,575	$991,799	$1,165,939
10/31/22	$1,365,814	$978,953	$1,196,895
11/30/22	$1,453,334	$1,014,955	$1,269,405
12/31/22	$1,440,358	$1,010,376	$1,257,042
1/31/23	$1,495,411	$1,041,460	$1,295,714
2/28/23	$1,450,600	$1,014,532	$1,257,568
3/31/23	$1,472,294	$1,040,304	$1,286,991
4/30/23	$1,486,501	$1,046,609	$1,304,678
5/31/23	$1,454,214	$1,035,213	$1,267,027
6/30/23	$1,507,391	$1,031,521	$1,294,072
7/31/23	$1,541,265	$1,030,801	$1,318,263
8/31/23	$1,517,814	$1,024,217	$1,296,994
9/30/23	$1,486,619	$998,190	$1,263,867
10/31/23	$1,461,623	$982,438	$1,230,077
11/30/23	$1,549,768	$1,026,929	$1,297,988
12/31/23	$1,615,798	$1,066,238	$1,351,319
1/31/24	$1,619,824	$1,063,310	$1,350,642
2/29/24	$1,635,928	$1,048,288	$1,347,768
3/31/24	$1,684,405	$1,057,967	$1,379,809
4/30/24	$1,639,650	$1,031,245	$1,343,772
5/31/24	$1,692,542	$1,048,728	$1,372,505
6/30/24	$1,694,073	$1,058,656	$1,373,607
7/31/24	$1,744,827	$1,083,383	$1,418,637
8/31/24	$1,788,722	$1,098,951	$1,452,237
9/30/24	$1,814,602	$1,113,666	$1,475,503
10/31/24	$1,778,615	$1,086,048	$1,435,598
11/30/24	$1,810,450	$1,097,531	$1,451,088
12/31/24	$1,768,136	$1,079,569	$1,409,461
1/31/25	$1,804,884	$1,085,296	$1,433,582
2/28/25	$1,854,352	$1,109,175	$1,468,694
3/31/25	$1,864,885	$1,109,592	$1,470,622
4/30/25	$1,867,740	$1,113,953	$1,469,491
5/31/25	$1,899,155	$1,105,977	$1,481,534
6/30/25	$1,946,501	$1,122,983	$1,508,311
7/31/25	$1,952,277	$1,120,021	$1,504,067
8/31/25	$2,014,368	$1,133,417	$1,544,523
9/30/25	$2,043,334	$1,145,781	$1,561,241
10/31/25	$2,052,091	$1,152,939	$1,568,541
11/30/25	$2,097,336	$1,160,104	$1,590,725
12/31/25	$2,124,128	$1,158,387	$1,600,209
1/31/26	$2,198,087	$1,159,624	$1,647,004
2/28/26	$2,282,402	$1,178,615	$1,703,837
3/31/26	$2,204,608	$1,157,843	$1,636,440
4/30/26	$2,264,313	$1,159,144	$1,666,608
5/31/26	$2,298,643	$1,162,750	$1,684,666
6/30/26	$2,308,532	$1,165,554	$1,688,071

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	18.60%	8.98%	8.73%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	11.92%	4.25%	5.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$298,263
# of Portfolio Holdings	1,427
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$1,059
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Common Stocks	45.9%
U.S. Government Agencies	30.3%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	7.5%
Non-Agency Mortgage-Backed Securities	6.4%
Sovereign Issues	5.2%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	4.4%
Preferred Stocks	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	7.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(28.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2026

PES2042TSRAR_063026

I-2: PQIPX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$97	0.89%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

  Exposure to the cash interest rate in the U.S. contributed to performance through carry, as U.S. cash rates remained positive.

  Long exposure to U.S. duration detracted from performance, as interest rates across the curve broadly rose.

  Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

  Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,028,112	$1,006,322	$1,016,591
8/31/16	$1,030,120	$1,005,171	$1,015,500
9/30/16	$1,038,153	$1,004,583	$1,019,534
10/31/16	$1,031,124	$996,899	$1,002,724
11/30/16	$1,047,189	$973,318	$989,644
12/31/16	$1,071,384	$974,691	$1,003,818
1/31/17	$1,088,664	$976,603	$1,012,920
2/28/17	$1,096,796	$983,167	$1,031,544
3/31/17	$1,110,228	$982,652	$1,037,981
4/30/17	$1,113,289	$990,235	$1,046,031
5/31/17	$1,131,657	$997,857	$1,063,795
6/30/17	$1,138,623	$996,853	$1,062,908
7/31/17	$1,165,270	$1,001,142	$1,075,709
8/31/17	$1,162,195	$1,010,122	$1,083,515
9/30/17	$1,194,321	$1,005,311	$1,091,661
10/31/17	$1,208,761	$1,005,893	$1,096,050
11/30/17	$1,224,231	$1,004,602	$1,104,581
12/31/17	$1,243,614	$1,009,213	$1,113,962
1/31/18	$1,293,776	$997,590	$1,132,412
2/28/18	$1,241,523	$988,133	$1,100,603
3/31/18	$1,231,640	$994,470	$1,095,275
4/30/18	$1,245,232	$987,074	$1,092,681
5/31/18	$1,224,322	$994,119	$1,088,579
6/30/18	$1,216,081	$992,896	$1,085,975
7/31/18	$1,250,796	$993,132	$1,107,438
8/31/18	$1,239,225	$999,522	$1,110,828
9/30/18	$1,251,887	$993,086	$1,114,142
10/31/18	$1,190,405	$985,238	$1,082,660
11/30/18	$1,199,946	$991,119	$1,098,366
12/31/18	$1,133,788	$1,009,328	$1,075,777
1/31/19	$1,200,927	$1,020,046	$1,114,289
2/28/19	$1,217,170	$1,019,455	$1,128,514
3/31/19	$1,216,886	$1,039,031	$1,144,388
4/30/19	$1,239,642	$1,039,297	$1,154,846
5/31/19	$1,182,211	$1,057,746	$1,137,443
6/30/19	$1,239,296	$1,071,029	$1,181,541
7/31/19	$1,227,222	$1,073,385	$1,177,922
8/31/19	$1,193,193	$1,101,198	$1,182,993
9/30/19	$1,242,124	$1,095,333	$1,200,169
10/31/19	$1,265,290	$1,098,632	$1,220,437
11/30/19	$1,280,734	$1,098,073	$1,227,926
12/31/19	$1,309,829	$1,097,308	$1,251,046
1/31/20	$1,270,444	$1,118,425	$1,243,372
2/29/20	$1,178,171	$1,138,555	$1,202,120
3/31/20	$985,003	$1,131,855	$1,124,762
4/30/20	$1,044,734	$1,151,975	$1,179,592
5/31/20	$1,077,418	$1,157,338	$1,190,530
6/30/20	$1,096,489	$1,164,629	$1,201,267
7/31/20	$1,103,258	$1,182,025	$1,231,104
8/31/20	$1,144,997	$1,172,483	$1,242,801
9/30/20	$1,109,602	$1,171,841	$1,227,649
10/31/20	$1,088,067	$1,166,608	$1,206,902
11/30/20	$1,242,210	$1,178,055	$1,287,303
12/31/20	$1,289,911	$1,179,679	$1,316,358
1/31/21	$1,311,892	$1,171,220	$1,306,963
2/28/21	$1,384,775	$1,154,307	$1,307,591
3/31/21	$1,440,214	$1,139,894	$1,333,124
4/30/21	$1,457,622	$1,148,899	$1,352,956
5/31/21	$1,500,562	$1,152,653	$1,372,995
6/30/21	$1,494,496	$1,160,751	$1,371,207
7/31/21	$1,479,258	$1,173,730	$1,381,503
8/31/21	$1,486,291	$1,171,495	$1,389,310
9/30/21	$1,473,212	$1,161,352	$1,354,397
10/31/21	$1,487,367	$1,161,032	$1,367,956
11/30/21	$1,468,494	$1,164,467	$1,351,065
12/31/21	$1,527,981	$1,161,487	$1,398,745
1/31/22	$1,517,153	$1,136,464	$1,379,962
2/28/22	$1,494,293	$1,123,785	$1,360,616
3/31/22	$1,501,494	$1,092,565	$1,349,155
4/30/22	$1,450,922	$1,051,104	$1,297,495
5/31/22	$1,471,392	$1,057,881	$1,309,739
6/30/22	$1,375,936	$1,041,285	$1,253,479
7/31/22	$1,418,328	$1,066,728	$1,282,679
8/31/22	$1,381,992	$1,036,586	$1,240,797
9/30/22	$1,303,659	$991,799	$1,165,939
10/31/22	$1,357,469	$978,953	$1,196,895
11/30/22	$1,443,075	$1,014,955	$1,269,405
12/31/22	$1,430,857	$1,010,376	$1,257,042
1/31/23	$1,485,451	$1,041,460	$1,295,714
2/28/23	$1,441,014	$1,014,532	$1,257,568
3/31/23	$1,462,191	$1,040,304	$1,286,991
4/30/23	$1,476,275	$1,046,609	$1,304,678
5/31/23	$1,444,265	$1,035,213	$1,267,027
6/30/23	$1,496,621	$1,031,521	$1,294,072
7/31/23	$1,530,194	$1,030,801	$1,318,263
8/31/23	$1,506,951	$1,024,217	$1,296,994
9/30/23	$1,475,870	$998,190	$1,263,867
10/31/23	$1,451,098	$982,438	$1,230,077
11/30/23	$1,538,451	$1,026,929	$1,297,988
12/31/23	$1,603,369	$1,066,238	$1,351,319
1/31/24	$1,607,357	$1,063,310	$1,350,642
2/29/24	$1,623,311	$1,048,288	$1,347,768
3/31/24	$1,672,339	$1,057,967	$1,379,809
4/30/24	$1,626,669	$1,031,245	$1,343,772
5/31/24	$1,679,055	$1,048,728	$1,372,505
6/30/24	$1,680,221	$1,058,656	$1,373,607
7/31/24	$1,730,478	$1,083,383	$1,418,637
8/31/24	$1,773,944	$1,098,951	$1,452,237
9/30/24	$1,799,235	$1,113,666	$1,475,503
10/31/24	$1,763,606	$1,086,048	$1,435,598
11/30/24	$1,795,124	$1,097,531	$1,451,088
12/31/24	$1,752,791	$1,079,569	$1,409,461
1/31/25	$1,789,162	$1,085,296	$1,433,582
2/28/25	$1,838,123	$1,109,175	$1,468,694
3/31/25	$1,848,236	$1,109,592	$1,470,622
4/30/25	$1,851,062	$1,113,953	$1,469,491
5/31/25	$1,882,148	$1,105,977	$1,481,534
6/30/25	$1,929,928	$1,122,983	$1,508,311
7/31/25	$1,932,785	$1,120,021	$1,504,067
8/31/25	$1,995,640	$1,133,417	$1,544,523
9/30/25	$2,025,337	$1,145,781	$1,561,241
10/31/25	$2,032,554	$1,152,939	$1,568,541
11/30/25	$2,075,862	$1,160,104	$1,590,725
12/31/25	$2,103,149	$1,158,387	$1,600,209
1/31/26	$2,176,277	$1,159,624	$1,647,004
2/28/26	$2,259,642	$1,178,615	$1,703,837
3/31/26	$2,182,418	$1,157,843	$1,636,440
4/30/26	$2,241,442	$1,159,144	$1,666,608
5/31/26	$2,275,381	$1,162,750	$1,684,666
6/30/26	$2,285,894	$1,165,554	$1,688,071

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	18.44%	8.87%	8.62%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	11.92%	4.25%	5.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$298,263
# of Portfolio Holdings	1,427
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$1,059
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Common Stocks	45.9%
U.S. Government Agencies	30.3%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	7.5%
Non-Agency Mortgage-Backed Securities	6.4%
Sovereign Issues	5.2%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	4.4%
Preferred Stocks	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	7.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(28.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PQIPX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2026

PES2043TSRAR_063026

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to the financials sector contributed to relative performance versus the MSCI Emerging Markets Value Index (the “Index”), as the sector underperformed the Index.

  Security selection in the materials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the real estate sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/16	$9,625	$10,000	$10,000
7/31/16	$10,375	$10,503	$10,537
8/31/16	$10,496	$10,764	$10,734
9/30/16	$10,673	$10,903	$10,816
10/31/16	$11,092	$10,929	$10,976
11/30/16	$10,849	$10,426	$10,615
12/31/16	$10,951	$10,449	$10,697
1/31/17	$11,822	$11,020	$11,186
2/28/17	$12,173	$11,358	$11,592
3/31/17	$12,241	$11,644	$11,784
4/30/17	$12,297	$11,899	$11,881
5/31/17	$12,218	$12,251	$12,145
6/30/17	$12,229	$12,375	$12,157
7/31/17	$13,044	$13,112	$12,800
8/31/17	$13,428	$13,405	$13,075
9/30/17	$13,214	$13,351	$12,823
10/31/17	$13,587	$13,819	$13,248
11/30/17	$13,451	$13,847	$13,147
12/31/17	$14,113	$14,344	$13,700
1/31/18	$15,511	$15,540	$14,895
2/28/18	$14,690	$14,823	$14,199
3/31/18	$14,555	$14,547	$13,921
4/30/18	$14,518	$14,483	$14,044
5/31/18	$13,844	$13,970	$13,368
6/30/18	$13,096	$13,389	$12,677
7/31/18	$13,549	$13,684	$13,190
8/31/18	$13,083	$13,314	$12,911
9/30/18	$13,231	$13,243	$13,113
10/31/18	$12,213	$12,090	$12,153
11/30/18	$12,642	$12,588	$12,511
12/31/18	$12,297	$12,254	$12,229
1/31/19	$13,317	$13,327	$13,219
2/28/19	$13,195	$13,357	$13,173
3/31/19	$13,032	$13,469	$13,188
4/30/19	$13,209	$13,753	$13,343
5/31/19	$12,624	$12,755	$12,640
6/30/19	$13,385	$13,551	$13,316
7/31/19	$12,937	$13,385	$12,957
8/31/19	$12,216	$12,733	$12,184
9/30/19	$12,556	$12,976	$12,453
10/31/19	$13,032	$13,523	$12,882
11/30/19	$13,032	$13,504	$12,791
12/31/19	$13,930	$14,512	$13,692
1/31/20	$12,870	$13,835	$12,768
2/29/20	$11,866	$13,106	$11,952
3/31/20	$9,315	$11,087	$9,857
4/30/20	$10,137	$12,103	$10,693
5/31/20	$10,291	$12,196	$10,654
6/30/20	$10,807	$13,092	$11,220
7/31/20	$11,281	$14,262	$11,934
8/31/20	$11,364	$14,577	$12,022
9/30/20	$11,099	$14,343	$11,743
10/31/20	$11,071	$14,639	$11,791
11/30/20	$12,759	$15,993	$13,305
12/31/20	$14,006	$17,169	$14,441
1/31/21	$14,176	$17,695	$14,551
2/28/21	$15,068	$17,830	$14,955
3/31/21	$15,549	$17,561	$15,035
4/30/21	$16,272	$17,998	$15,380
5/31/21	$16,796	$18,416	$15,978
6/30/21	$16,796	$18,447	$15,887
7/31/21	$16,399	$17,206	$15,133
8/31/21	$16,725	$17,656	$15,550
9/30/21	$16,130	$16,955	$15,081
10/31/21	$16,087	$17,122	$15,129
11/30/21	$15,323	$16,424	$14,505
12/31/21	$16,160	$16,732	$15,019
1/31/22	$16,438	$16,415	$14,908
2/28/22	$15,542	$15,925	$14,662
3/31/22	$15,511	$15,565	$14,505
4/30/22	$14,661	$14,699	$13,687
5/31/22	$15,016	$14,764	$13,805
6/30/22	$13,441	$13,783	$12,934
7/31/22	$13,657	$13,749	$12,816
8/31/22	$13,951	$13,806	$12,831
9/30/22	$12,576	$12,188	$11,517
10/31/22	$12,977	$11,809	$11,314
11/30/22	$14,507	$13,561	$12,837
12/31/22	$14,425	$13,370	$12,642
1/31/23	$15,183	$14,426	$13,553
2/28/23	$14,476	$13,491	$12,821
3/31/23	$14,993	$13,899	$13,136
4/30/23	$15,441	$13,742	$13,189
5/31/23	$15,166	$13,511	$12,942
6/30/23	$15,907	$14,024	$13,468
7/31/23	$17,147	$14,897	$14,346
8/31/23	$16,493	$13,979	$13,500
9/30/23	$16,217	$13,614	$13,362
10/31/23	$15,338	$13,085	$12,834
11/30/23	$16,544	$14,132	$13,701
12/31/23	$17,636	$14,684	$14,438
1/31/24	$17,636	$14,003	$13,915
2/29/24	$18,210	$14,669	$14,476
3/31/24	$18,372	$15,032	$14,628
4/30/24	$18,677	$15,100	$14,724
5/31/24	$19,376	$15,185	$14,876
6/30/24	$19,340	$15,784	$15,371
7/31/24	$19,394	$15,831	$15,468
8/31/24	$19,663	$16,086	$15,709
9/30/24	$20,506	$17,160	$16,620
10/31/24	$19,340	$16,397	$15,732
11/30/24	$19,107	$15,808	$15,199
12/31/24	$18,802	$15,786	$15,089
1/31/25	$18,821	$16,069	$15,314
2/28/25	$18,707	$16,146	$15,496
3/31/25	$19,356	$16,249	$15,740
4/30/25	$19,222	$16,462	$15,846
5/31/25	$20,234	$17,164	$16,489
6/30/25	$21,284	$18,196	$17,317
7/31/25	$21,436	$18,551	$17,591
8/31/25	$21,818	$18,789	$17,625
9/30/25	$22,238	$20,133	$18,830
10/31/25	$22,773	$20,975	$19,592
11/30/25	$23,173	$20,473	$19,384
12/31/25	$23,598	$21,085	$20,029
1/31/26	$25,935	$22,952	$21,823
2/28/26	$27,514	$24,213	$23,228
3/31/26	$25,484	$21,051	$20,250
4/30/26	$27,186	$24,147	$22,793
5/31/26	$27,268	$26,486	$25,110
6/30/26	$25,750	$26,113	$24,638

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	20.99%	8.92%	10.34%
Class A (including sales charge)	16.49%	8.10%	9.92%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets Value Index	42.27%	9.17%	9.44%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,766,101
# of Portfolio Holdings	310
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$13,237
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
China	27.0%
Taiwan	15.9%
Brazil	13.7%
South Korea	10.4%
Thailand	9.4%
India	6.5%
South Africa	4.3%
Indonesia	2.3%
Mexico	2.3%
Hong Kong	1.9%
Other Countries	4.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report |

June 30, 2026

PES8022TSRAR_063026

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.75%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to the financials sector contributed to relative performance versus the MSCI Emerging Markets Value Index (the “Index”), as the sector underperformed the Index.

  Security selection in the materials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the real estate sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,077,892	$1,050,322	$1,053,669
8/31/16	$1,091,638	$1,076,424	$1,073,428
9/30/16	$1,109,966	$1,090,266	$1,081,598
10/31/16	$1,153,494	$1,092,866	$1,097,611
11/30/16	$1,129,439	$1,042,560	$1,061,484
12/31/16	$1,139,845	$1,044,862	$1,069,721
1/31/17	$1,231,692	$1,102,040	$1,118,575
2/28/17	$1,268,196	$1,135,775	$1,159,160
3/31/17	$1,276,438	$1,164,446	$1,178,375
4/30/17	$1,282,326	$1,189,939	$1,188,147
5/31/17	$1,274,083	$1,225,118	$1,214,460
6/30/17	$1,275,261	$1,237,453	$1,215,703
7/31/17	$1,360,043	$1,311,216	$1,280,037
8/31/17	$1,401,256	$1,340,464	$1,307,456
9/30/17	$1,378,883	$1,335,134	$1,282,257
10/31/17	$1,417,741	$1,381,938	$1,324,820
11/30/17	$1,404,789	$1,384,712	$1,314,659
12/31/17	$1,474,245	$1,434,419	$1,369,966
1/31/18	$1,621,032	$1,553,973	$1,489,495
2/28/18	$1,535,513	$1,482,304	$1,419,935
3/31/18	$1,521,472	$1,454,743	$1,392,134
4/30/18	$1,518,919	$1,448,307	$1,404,420
5/31/18	$1,448,717	$1,396,987	$1,336,829
6/30/18	$1,370,857	$1,338,946	$1,267,694
7/31/18	$1,419,360	$1,368,360	$1,318,999
8/31/18	$1,369,580	$1,331,360	$1,291,106
9/30/18	$1,384,897	$1,324,296	$1,311,310
10/31/18	$1,277,679	$1,208,971	$1,215,283
11/30/18	$1,323,630	$1,258,794	$1,251,085
12/31/18	$1,287,743	$1,225,446	$1,222,858
1/31/19	$1,395,291	$1,332,743	$1,321,920
2/28/19	$1,382,555	$1,335,739	$1,317,284
3/31/19	$1,365,574	$1,346,948	$1,318,832
4/30/19	$1,385,385	$1,375,306	$1,334,297
5/31/19	$1,324,536	$1,275,510	$1,264,040
6/30/19	$1,403,782	$1,355,118	$1,331,587
7/31/19	$1,358,498	$1,338,547	$1,295,732
8/31/19	$1,282,083	$1,273,285	$1,218,357
9/30/19	$1,317,460	$1,297,591	$1,245,322
10/31/19	$1,368,404	$1,352,307	$1,288,224
11/30/19	$1,369,819	$1,350,445	$1,279,074
12/31/19	$1,464,021	$1,451,195	$1,369,156
1/31/20	$1,352,075	$1,383,548	$1,276,817
2/29/20	$1,248,852	$1,310,588	$1,195,238
3/31/20	$978,437	$1,108,730	$985,741
4/30/20	$1,067,121	$1,210,259	$1,069,262
5/31/20	$1,083,114	$1,219,556	$1,065,385
6/30/20	$1,138,360	$1,309,205	$1,122,042
7/31/20	$1,187,790	$1,426,196	$1,193,375
8/31/20	$1,196,513	$1,457,723	$1,202,240
9/30/20	$1,168,890	$1,434,341	$1,174,291
10/31/20	$1,165,983	$1,463,893	$1,179,108
11/30/20	$1,344,805	$1,599,284	$1,330,503
12/31/20	$1,476,761	$1,716,853	$1,444,118
1/31/21	$1,495,978	$1,769,490	$1,455,112
2/28/21	$1,590,585	$1,783,023	$1,495,513
3/31/21	$1,642,324	$1,756,093	$1,503,519
4/30/21	$1,719,192	$1,799,817	$1,538,007
5/31/21	$1,775,365	$1,841,555	$1,597,819
6/30/21	$1,776,844	$1,844,729	$1,588,731
7/31/21	$1,735,453	$1,720,581	$1,513,268
8/31/21	$1,770,931	$1,765,619	$1,554,988
9/30/21	$1,707,366	$1,695,452	$1,508,092
10/31/21	$1,702,932	$1,712,174	$1,512,935
11/30/21	$1,623,107	$1,642,400	$1,450,464
12/31/21	$1,711,747	$1,673,214	$1,501,910
1/31/22	$1,740,759	$1,641,542	$1,490,799
2/28/22	$1,647,274	$1,592,476	$1,466,188
3/31/22	$1,644,051	$1,556,509	$1,450,490
4/30/22	$1,553,789	$1,469,925	$1,368,743
5/31/22	$1,592,473	$1,476,398	$1,380,540
6/30/22	$1,426,456	$1,378,291	$1,293,360
7/31/22	$1,449,021	$1,374,905	$1,281,614
8/31/22	$1,479,646	$1,380,646	$1,283,060
9/30/22	$1,336,194	$1,218,789	$1,151,676
10/31/22	$1,379,713	$1,180,949	$1,131,450
11/30/22	$1,540,895	$1,356,103	$1,283,654
12/31/22	$1,533,047	$1,337,043	$1,264,177
1/31/23	$1,613,923	$1,442,618	$1,355,304
2/28/23	$1,540,236	$1,349,075	$1,282,132
3/31/23	$1,595,951	$1,389,935	$1,313,589
4/30/23	$1,642,679	$1,374,184	$1,318,882
5/31/23	$1,613,923	$1,351,102	$1,294,156
6/30/23	$1,694,799	$1,402,402	$1,346,763
7/31/23	$1,827,795	$1,489,703	$1,434,592
8/31/23	$1,757,702	$1,397,937	$1,349,982
9/30/23	$1,728,947	$1,361,379	$1,336,241
10/31/23	$1,635,490	$1,308,484	$1,283,405
11/30/23	$1,764,891	$1,413,201	$1,370,140
12/31/23	$1,880,904	$1,468,448	$1,443,849
1/31/24	$1,880,904	$1,400,264	$1,391,511
2/29/24	$1,942,665	$1,466,878	$1,447,572
3/31/24	$1,961,381	$1,503,226	$1,462,825
4/30/24	$1,993,197	$1,509,952	$1,472,429
5/31/24	$2,068,059	$1,518,480	$1,487,568
6/30/24	$2,066,188	$1,578,375	$1,537,121
7/31/24	$2,073,674	$1,583,071	$1,546,832
8/31/24	$2,103,618	$1,608,631	$1,570,913
9/30/24	$2,193,453	$1,716,047	$1,661,956
10/31/24	$2,069,931	$1,639,729	$1,573,209
11/30/24	$2,043,729	$1,580,813	$1,519,867
12/31/24	$2,012,271	$1,578,642	$1,508,910
1/31/25	$2,014,261	$1,606,854	$1,531,366
2/28/25	$2,004,309	$1,614,639	$1,549,629
3/31/25	$2,071,982	$1,624,858	$1,574,032
4/30/25	$2,058,049	$1,646,213	$1,584,623
5/31/25	$2,169,510	$1,716,443	$1,648,870
6/30/25	$2,282,962	$1,819,648	$1,731,707
7/31/25	$2,298,885	$1,855,111	$1,759,114
8/31/25	$2,338,692	$1,878,905	$1,762,492
9/30/25	$2,386,461	$2,013,312	$1,883,004
10/31/25	$2,444,182	$2,097,450	$1,959,239
11/30/25	$2,487,971	$2,047,289	$1,938,408
12/31/25	$2,535,564	$2,108,530	$2,002,938
1/31/26	$2,785,489	$2,295,194	$2,182,268
2/28/26	$2,956,377	$2,421,323	$2,322,819
3/31/26	$2,738,494	$2,105,051	$2,024,984
4/30/26	$2,922,200	$2,414,721	$2,279,313
5/31/26	$2,932,880	$2,648,621	$2,510,962
6/30/26	$2,770,536	$2,611,326	$2,463,751

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	21.36%	9.29%	10.73%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets Value Index	42.27%	9.17%	9.44%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,766,101
# of Portfolio Holdings	310
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$13,237
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
China	27.0%
Taiwan	15.9%
Brazil	13.7%
South Korea	10.4%
Thailand	9.4%
India	6.5%
South Africa	4.3%
Indonesia	2.3%
Mexico	2.3%
Hong Kong	1.9%
Other Countries	4.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report |

June 30, 2026

PES2143TSRAR_063026

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$94	0.85%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to the financials sector contributed to relative performance versus the MSCI Emerging Markets Value Index (the “Index”), as the sector underperformed the Index.

  Security selection in the materials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the real estate sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,078,161	$1,050,322	$1,053,669
8/31/16	$1,090,805	$1,076,424	$1,073,428
9/30/16	$1,110,345	$1,090,266	$1,081,598
10/31/16	$1,152,874	$1,092,866	$1,097,611
11/30/16	$1,128,736	$1,042,560	$1,061,484
12/31/16	$1,139,892	$1,044,862	$1,069,721
1/31/17	$1,230,847	$1,102,040	$1,118,575
2/28/17	$1,266,284	$1,135,775	$1,159,160
3/31/17	$1,274,553	$1,164,446	$1,178,375
4/30/17	$1,280,459	$1,189,939	$1,188,147
5/31/17	$1,272,190	$1,225,118	$1,214,460
6/30/17	$1,274,553	$1,237,453	$1,215,703
7/31/17	$1,358,421	$1,311,216	$1,280,037
8/31/17	$1,398,583	$1,340,464	$1,307,456
9/30/17	$1,377,320	$1,335,134	$1,282,257
10/31/17	$1,416,301	$1,381,938	$1,324,820
11/30/17	$1,402,126	$1,384,712	$1,314,659
12/31/17	$1,470,816	$1,434,419	$1,369,966
1/31/18	$1,618,025	$1,553,973	$1,489,495
2/28/18	$1,532,260	$1,482,304	$1,419,935
3/31/18	$1,518,179	$1,454,743	$1,392,134
4/30/18	$1,515,619	$1,448,307	$1,404,420
5/31/18	$1,446,494	$1,396,987	$1,336,829
6/30/18	$1,367,129	$1,338,946	$1,267,694
7/31/18	$1,415,772	$1,368,360	$1,318,999
8/31/18	$1,365,849	$1,331,360	$1,291,106
9/30/18	$1,381,210	$1,324,296	$1,311,310
10/31/18	$1,274,963	$1,208,971	$1,215,283
11/30/18	$1,319,766	$1,258,794	$1,251,085
12/31/18	$1,283,728	$1,225,446	$1,222,858
1/31/19	$1,391,653	$1,332,743	$1,321,920
2/28/19	$1,378,872	$1,335,739	$1,317,284
3/31/19	$1,361,831	$1,346,948	$1,318,832
4/30/19	$1,381,712	$1,375,306	$1,334,297
5/31/19	$1,319,230	$1,275,510	$1,264,040
6/30/19	$1,400,173	$1,355,118	$1,331,587
7/31/19	$1,353,311	$1,338,547	$1,295,732
8/31/19	$1,278,048	$1,273,285	$1,218,357
9/30/19	$1,313,550	$1,297,591	$1,245,322
10/31/19	$1,363,251	$1,352,307	$1,288,224
11/30/19	$1,363,251	$1,350,445	$1,279,074
12/31/19	$1,457,546	$1,451,195	$1,369,156
1/31/20	$1,347,213	$1,383,548	$1,276,817
2/29/20	$1,242,688	$1,310,588	$1,195,238
3/31/20	$974,117	$1,108,730	$985,741
4/30/20	$1,062,673	$1,210,259	$1,069,262
5/31/20	$1,077,190	$1,219,556	$1,065,385
6/30/20	$1,132,356	$1,309,205	$1,122,042
7/31/20	$1,181,715	$1,426,196	$1,193,375
8/31/20	$1,190,426	$1,457,723	$1,202,240
9/30/20	$1,164,294	$1,434,341	$1,174,291
10/31/20	$1,159,939	$1,463,893	$1,179,108
11/30/20	$1,337,051	$1,599,284	$1,330,503
12/31/20	$1,469,339	$1,716,853	$1,444,118
1/31/21	$1,488,517	$1,769,490	$1,455,112
2/28/21	$1,581,457	$1,783,023	$1,495,513
3/31/21	$1,633,090	$1,756,093	$1,503,519
4/30/21	$1,709,803	$1,799,817	$1,538,007
5/31/21	$1,764,387	$1,841,555	$1,597,819
6/30/21	$1,765,862	$1,844,729	$1,588,731
7/31/21	$1,724,555	$1,720,581	$1,513,268
8/31/21	$1,758,486	$1,765,619	$1,554,988
9/30/21	$1,696,526	$1,695,452	$1,508,092
10/31/21	$1,690,625	$1,712,174	$1,512,935
11/30/21	$1,612,437	$1,642,400	$1,450,464
12/31/21	$1,701,482	$1,673,214	$1,501,910
1/31/22	$1,728,848	$1,641,542	$1,490,799
2/28/22	$1,635,483	$1,592,476	$1,466,188
3/31/22	$1,632,264	$1,556,509	$1,450,490
4/30/22	$1,543,729	$1,469,925	$1,368,743
5/31/22	$1,582,362	$1,476,398	$1,380,540
6/30/22	$1,416,560	$1,378,291	$1,293,360
7/31/22	$1,439,097	$1,374,905	$1,281,614
8/31/22	$1,469,681	$1,380,646	$1,283,060
9/30/22	$1,326,416	$1,218,789	$1,151,676
10/31/22	$1,368,269	$1,180,949	$1,131,450
11/30/22	$1,529,241	$1,356,103	$1,283,654
12/31/22	$1,522,296	$1,337,043	$1,264,177
1/31/23	$1,601,284	$1,442,618	$1,355,304
2/28/23	$1,527,682	$1,349,075	$1,282,132
3/31/23	$1,583,332	$1,389,935	$1,313,589
4/30/23	$1,630,006	$1,374,184	$1,318,882
5/31/23	$1,601,284	$1,351,102	$1,294,156
6/30/23	$1,680,271	$1,402,402	$1,346,763
7/31/23	$1,811,317	$1,489,703	$1,434,592
8/31/23	$1,743,101	$1,397,937	$1,349,982
9/30/23	$1,714,379	$1,361,379	$1,336,241
10/31/23	$1,622,825	$1,308,484	$1,283,405
11/30/23	$1,750,282	$1,413,201	$1,370,140
12/31/23	$1,863,849	$1,468,448	$1,443,849
1/31/24	$1,865,719	$1,400,264	$1,391,511
2/29/24	$1,925,542	$1,466,878	$1,447,572
3/31/24	$1,944,236	$1,503,226	$1,462,825
4/30/24	$1,976,017	$1,509,952	$1,472,429
5/31/24	$2,050,795	$1,518,480	$1,487,568
6/30/24	$2,047,056	$1,578,375	$1,537,121
7/31/24	$2,054,534	$1,583,071	$1,546,832
8/31/24	$2,084,445	$1,608,631	$1,570,913
9/30/24	$2,172,310	$1,716,047	$1,661,956
10/31/24	$2,048,926	$1,639,729	$1,573,209
11/30/24	$2,024,623	$1,580,813	$1,519,867
12/31/24	$1,992,178	$1,578,642	$1,508,910
1/31/25	$1,996,155	$1,606,854	$1,531,366
2/28/25	$1,984,226	$1,614,639	$1,549,629
3/31/25	$2,051,824	$1,624,858	$1,574,032
4/30/25	$2,037,907	$1,646,213	$1,584,623
5/31/25	$2,147,258	$1,716,443	$1,648,870
6/30/25	$2,258,597	$1,819,648	$1,731,707
7/31/25	$2,276,491	$1,855,111	$1,759,114
8/31/25	$2,316,255	$1,878,905	$1,762,492
9/30/25	$2,361,984	$2,013,312	$1,883,004
10/31/25	$2,419,642	$2,097,450	$1,959,239
11/30/25	$2,461,394	$2,047,289	$1,938,408
12/31/25	$2,508,023	$2,108,530	$2,002,938
1/31/26	$2,755,624	$2,295,194	$2,182,268
2/28/26	$2,924,248	$2,421,323	$2,322,819
3/31/26	$2,708,665	$2,105,051	$2,024,984
4/30/26	$2,892,231	$2,414,721	$2,279,313
5/31/26	$2,900,769	$2,648,621	$2,510,962
6/30/26	$2,738,548	$2,611,326	$2,463,751

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	21.25%	9.17%	10.60%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets Value Index	42.27%	9.17%	9.44%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,766,101
# of Portfolio Holdings	310
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$13,237
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
China	27.0%
Taiwan	15.9%
Brazil	13.7%
South Korea	10.4%
Thailand	9.4%
India	6.5%
South Africa	4.3%
Indonesia	2.3%
Mexico	2.3%
Hong Kong	1.9%
Other Countries	4.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report |

June 30, 2026

PES2144TSRAR_063026

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI All Country World ex US Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the communication services sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/30/16	$9,622	$10,000	$10,000	$10,000
7/31/16	$10,067	$10,431	$10,495	$10,509
8/31/16	$10,144	$10,466	$10,561	$10,683
9/30/16	$10,289	$10,530	$10,691	$10,779
10/31/16	$10,389	$10,351	$10,537	$10,839
11/30/16	$10,311	$10,430	$10,294	$10,747
12/31/16	$10,610	$10,655	$10,557	$11,134
1/31/17	$11,111	$10,947	$10,931	$11,478
2/28/17	$11,157	$11,254	$11,105	$11,616
3/31/17	$11,419	$11,392	$11,387	$11,877
4/30/17	$11,567	$11,569	$11,631	$12,044
5/31/17	$11,795	$11,825	$12,008	$12,295
6/30/17	$11,898	$11,878	$12,045	$12,362
7/31/17	$12,422	$12,210	$12,489	$12,845
8/31/17	$12,513	$12,257	$12,555	$12,851
9/30/17	$12,775	$12,494	$12,788	$13,103
10/31/17	$12,980	$12,753	$13,028	$13,280
11/30/17	$13,015	$13,000	$13,134	$13,348
12/31/17	$13,321	$13,210	$13,428	$13,657
1/31/18	$14,139	$13,955	$14,175	$14,467
2/28/18	$13,416	$13,369	$13,507	$13,750
3/31/18	$13,238	$13,083	$13,269	$13,452
4/30/18	$13,440	$13,208	$13,481	$13,784
5/31/18	$12,918	$13,224	$13,169	$13,223
6/30/18	$12,575	$13,153	$12,922	$12,936
7/31/18	$13,001	$13,549	$13,231	$13,336
8/31/18	$12,575	$13,656	$12,954	$12,924
9/30/18	$12,741	$13,715	$13,013	$13,157
10/31/18	$11,804	$12,687	$11,955	$12,254
11/30/18	$11,911	$12,873	$12,068	$12,300
12/31/18	$11,302	$11,966	$11,521	$11,749
1/31/19	$12,141	$12,911	$12,392	$12,631
2/28/19	$12,226	$13,256	$12,634	$12,784
3/31/19	$12,153	$13,423	$12,709	$12,727
4/30/19	$12,397	$13,876	$13,045	$12,997
5/31/19	$11,715	$13,053	$12,345	$12,267
6/30/19	$12,336	$13,908	$13,088	$12,926
7/31/19	$12,020	$13,949	$12,930	$12,633
8/31/19	$11,667	$13,618	$12,531	$12,067
9/30/19	$12,105	$13,904	$12,853	$12,564
10/31/19	$12,506	$14,285	$13,302	$12,983
11/30/19	$12,579	$14,634	$13,419	$13,008
12/31/19	$13,047	$15,149	$14,000	$13,595
1/31/20	$12,451	$14,981	$13,624	$12,992
2/29/20	$11,455	$13,771	$12,547	$11,883
3/31/20	$9,177	$11,912	$10,730	$9,714
4/30/20	$9,733	$13,188	$11,543	$10,331
5/31/20	$10,096	$13,762	$11,921	$10,536
6/30/20	$10,484	$14,202	$12,460	$10,954
7/31/20	$10,613	$14,953	$13,015	$11,185
8/31/20	$11,131	$15,868	$13,573	$11,687
9/30/20	$10,769	$15,356	$13,239	$11,203
10/31/20	$10,523	$14,983	$12,954	$10,913
11/30/20	$12,348	$16,830	$14,697	$12,780
12/31/20	$13,230	$17,611	$15,491	$13,490
1/31/21	$13,361	$17,531	$15,525	$13,467
2/28/21	$14,140	$17,937	$15,832	$14,051
3/31/21	$14,535	$18,416	$16,032	$14,443
4/30/21	$14,878	$19,222	$16,504	$14,767
5/31/21	$15,472	$19,521	$17,021	$15,327
6/30/21	$15,142	$19,778	$16,910	$15,068
7/31/21	$15,010	$19,914	$16,632	$14,800
8/31/21	$15,076	$20,413	$16,948	$15,025
9/30/21	$14,680	$19,569	$16,405	$14,719
10/31/21	$14,812	$20,568	$16,797	$14,961
11/30/21	$13,981	$20,073	$16,040	$14,147
12/31/21	$14,778	$20,876	$16,703	$14,901
1/31/22	$14,882	$19,851	$16,088	$15,033
2/28/22	$14,512	$19,338	$15,769	$14,852
3/31/22	$14,364	$19,757	$15,794	$14,920
4/30/22	$13,581	$18,175	$14,803	$14,146
5/31/22	$14,054	$18,197	$14,909	$14,453
6/30/22	$12,739	$16,663	$13,626	$13,144
7/31/22	$13,049	$17,826	$14,093	$13,319
8/31/22	$12,665	$17,170	$13,640	$12,986
9/30/22	$11,453	$15,526	$12,277	$11,772
10/31/22	$12,059	$16,463	$12,643	$12,248
11/30/22	$13,522	$17,740	$14,136	$13,617
12/31/22	$13,386	$17,042	$14,030	$13,621
1/31/23	$14,303	$18,264	$15,168	$14,679
2/28/23	$13,982	$17,740	$14,636	$14,276
3/31/23	$14,175	$18,287	$14,994	$14,323
4/30/23	$14,513	$18,550	$15,254	$14,678
5/31/23	$13,885	$18,351	$14,699	$14,016
6/30/23	$14,722	$19,417	$15,359	$14,746
7/31/23	$15,478	$20,128	$15,983	$15,491
8/31/23	$15,028	$19,565	$15,261	$14,884
9/30/23	$14,674	$18,756	$14,779	$14,736
10/31/23	$14,094	$18,192	$14,170	$14,094
11/30/23	$15,172	$19,871	$15,445	$15,176
12/31/23	$15,916	$20,826	$16,221	$15,977
1/31/24	$15,705	$20,948	$16,060	$15,780
2/29/24	$16,039	$21,847	$16,467	$15,964
3/31/24	$16,427	$22,533	$16,981	$16,521
4/30/24	$16,268	$21,789	$16,676	$16,399
5/31/24	$17,025	$22,674	$17,161	$16,922
6/30/24	$16,444	$23,179	$17,144	$16,730
7/31/24	$17,061	$23,553	$17,541	$17,337
8/31/24	$17,448	$24,151	$18,041	$17,772
9/30/24	$17,923	$24,713	$18,527	$18,278
10/31/24	$16,920	$24,158	$17,617	$17,415
11/30/24	$16,832	$25,061	$17,458	$17,243
12/31/24	$16,392	$24,468	$17,119	$16,943
1/31/25	$16,824	$25,289	$17,809	$17,587
2/28/25	$17,218	$25,137	$18,056	$18,066
3/31/25	$17,556	$24,144	$18,015	$18,396
4/30/25	$18,025	$24,369	$18,665	$18,978
5/31/25	$18,701	$25,770	$19,520	$19,761
6/30/25	$19,283	$26,927	$20,183	$20,313
7/31/25	$19,189	$27,292	$20,125	$20,453
8/31/25	$20,034	$27,966	$20,823	$21,300
9/30/25	$20,297	$28,980	$21,573	$21,964
10/31/25	$20,391	$29,628	$22,009	$22,319
11/30/25	$21,142	$29,625	$22,004	$22,731
12/31/25	$21,881	$29,934	$22,663	$23,635
1/31/26	$23,643	$30,821	$24,019	$25,153
2/28/26	$25,345	$31,217	$25,225	$26,667
3/31/26	$24,043	$28,975	$22,503	$24,127
4/30/26	$24,784	$31,923	$24,675	$26,125
5/31/26	$24,984	$33,570	$25,917	$27,307
6/30/26	$23,823	$33,301	$25,764	$27,059

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	23.54%	9.49%	9.49%
Class A (including sales charge)	18.91%	8.65%	9.07%
MSCI All Country World Index	23.67%	10.98%	12.78%
MSCI All Country World ex US Index	27.66%	8.79%	9.93%
MSCI All Country World ex US Value Index	33.21%	12.42%	10.47%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$103,771
# of Portfolio Holdings	3
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO RAE International Fund	69.7%
PIMCO RAE Emerging Markets Fund	30.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report |

June 30, 2026

PES8027TSRAR_063026

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI All Country World ex US Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the communication services sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,046,083	$1,043,097	$1,049,453	$1,050,853
8/31/16	$1,054,147	$1,046,605	$1,056,090	$1,068,250
9/30/16	$1,070,276	$1,053,018	$1,069,113	$1,077,926
10/31/16	$1,079,493	$1,035,146	$1,053,741	$1,083,895
11/30/16	$1,071,429	$1,043,012	$1,029,368	$1,074,689
12/31/16	$1,103,866	$1,065,544	$1,055,699	$1,113,387
1/31/17	$1,155,868	$1,094,679	$1,093,096	$1,147,791
2/28/17	$1,160,596	$1,125,386	$1,110,527	$1,161,564
3/31/17	$1,188,961	$1,139,153	$1,138,680	$1,187,728
4/30/17	$1,204,325	$1,156,907	$1,163,057	$1,204,450
5/31/17	$1,229,144	$1,182,455	$1,200,797	$1,229,481
6/30/17	$1,239,781	$1,187,832	$1,204,526	$1,236,198
7/31/17	$1,294,147	$1,221,027	$1,248,923	$1,284,522
8/31/17	$1,304,784	$1,225,706	$1,255,458	$1,285,058
9/30/17	$1,333,149	$1,249,386	$1,278,764	$1,310,261
10/31/17	$1,354,423	$1,275,329	$1,302,822	$1,327,958
11/30/17	$1,357,968	$1,300,018	$1,313,404	$1,334,824
12/31/17	$1,390,591	$1,320,977	$1,342,760	$1,365,704
1/31/18	$1,476,734	$1,395,501	$1,417,546	$1,446,745
2/28/18	$1,401,667	$1,336,893	$1,350,705	$1,375,019
3/31/18	$1,383,207	$1,308,275	$1,326,884	$1,345,245
4/30/18	$1,404,128	$1,320,768	$1,348,068	$1,378,374
5/31/18	$1,349,981	$1,322,417	$1,316,941	$1,322,268
6/30/18	$1,314,293	$1,315,256	$1,292,188	$1,293,554
7/31/18	$1,359,826	$1,354,918	$1,323,093	$1,333,601
8/31/18	$1,315,524	$1,365,563	$1,295,401	$1,292,400
9/30/18	$1,333,983	$1,371,507	$1,301,302	$1,315,749
10/31/18	$1,235,534	$1,268,728	$1,195,457	$1,225,369
11/30/18	$1,247,840	$1,287,284	$1,206,772	$1,230,013
12/31/18	$1,183,190	$1,196,615	$1,152,116	$1,174,885
1/31/19	$1,271,771	$1,291,098	$1,239,205	$1,263,135
2/28/19	$1,281,895	$1,325,632	$1,263,418	$1,278,430
3/31/19	$1,274,302	$1,342,302	$1,270,943	$1,272,699
4/30/19	$1,299,611	$1,387,626	$1,304,519	$1,299,654
5/31/19	$1,228,746	$1,305,314	$1,234,504	$1,226,655
6/30/19	$1,294,549	$1,390,785	$1,308,839	$1,292,628
7/31/19	$1,261,648	$1,394,861	$1,292,998	$1,263,274
8/31/19	$1,223,685	$1,361,771	$1,253,063	$1,206,749
9/30/19	$1,271,771	$1,390,425	$1,285,309	$1,256,425
10/31/19	$1,313,531	$1,428,480	$1,330,158	$1,298,256
11/30/19	$1,322,389	$1,463,351	$1,341,884	$1,300,765
12/31/19	$1,371,732	$1,514,882	$1,399,994	$1,359,518
1/31/20	$1,308,463	$1,498,149	$1,362,384	$1,299,249
2/29/20	$1,204,809	$1,377,144	$1,254,696	$1,188,269
3/31/20	$965,193	$1,191,225	$1,073,022	$971,384
4/30/20	$1,024,424	$1,318,834	$1,154,337	$1,033,079
5/31/20	$1,063,463	$1,376,193	$1,192,115	$1,053,604
6/30/20	$1,103,847	$1,420,166	$1,245,990	$1,095,363
7/31/20	$1,117,309	$1,495,273	$1,301,542	$1,118,454
8/31/20	$1,172,501	$1,586,792	$1,357,255	$1,168,703
9/30/20	$1,134,809	$1,535,628	$1,323,892	$1,120,290
10/31/20	$1,110,578	$1,498,300	$1,295,429	$1,091,318
11/30/20	$1,301,732	$1,682,984	$1,469,682	$1,278,042
12/31/20	$1,395,528	$1,761,124	$1,549,120	$1,349,021
1/31/21	$1,410,637	$1,753,115	$1,552,490	$1,346,704
2/28/21	$1,491,677	$1,793,723	$1,583,221	$1,405,079
3/31/21	$1,534,257	$1,841,633	$1,603,242	$1,444,288
4/30/21	$1,571,343	$1,922,153	$1,650,434	$1,476,686
5/31/21	$1,634,526	$1,952,066	$1,702,057	$1,532,734
6/30/21	$1,600,187	$1,977,792	$1,691,039	$1,506,773
7/31/21	$1,586,452	$1,991,419	$1,663,162	$1,479,951
8/31/21	$1,593,320	$2,041,262	$1,694,777	$1,502,523
9/30/21	$1,552,113	$1,956,938	$1,640,511	$1,471,862
10/31/21	$1,567,222	$2,056,828	$1,679,668	$1,496,128
11/30/21	$1,479,315	$2,007,298	$1,604,035	$1,414,748
12/31/21	$1,564,713	$2,087,590	$1,670,326	$1,490,070
1/31/22	$1,577,022	$1,985,064	$1,608,773	$1,503,308
2/28/22	$1,537,019	$1,933,795	$1,576,930	$1,485,224
3/31/22	$1,521,634	$1,975,679	$1,579,444	$1,492,035
4/30/22	$1,438,551	$1,817,542	$1,480,265	$1,414,640
5/31/22	$1,489,324	$1,819,669	$1,490,886	$1,445,301
6/30/22	$1,350,854	$1,666,277	$1,362,631	$1,314,414
7/31/22	$1,383,163	$1,782,638	$1,409,280	$1,331,923
8/31/22	$1,344,699	$1,717,011	$1,363,954	$1,298,637
9/30/22	$1,215,461	$1,552,643	$1,227,652	$1,177,219
10/31/22	$1,280,080	$1,646,339	$1,264,339	$1,224,825
11/30/22	$1,435,474	$1,774,036	$1,413,588	$1,361,668
12/31/22	$1,421,622	$1,704,226	$1,403,023	$1,362,069
1/31/23	$1,520,415	$1,826,379	$1,516,819	$1,467,877
2/28/23	$1,486,926	$1,774,036	$1,463,575	$1,427,580
3/31/23	$1,507,019	$1,828,733	$1,499,352	$1,432,328
4/30/23	$1,542,183	$1,855,017	$1,525,401	$1,467,834
5/31/23	$1,476,879	$1,835,148	$1,469,939	$1,401,603
6/30/23	$1,565,626	$1,941,699	$1,535,894	$1,474,624
7/31/23	$1,646,000	$2,012,780	$1,598,335	$1,549,122
8/31/23	$1,600,789	$1,956,535	$1,526,150	$1,488,381
9/30/23	$1,562,277	$1,875,631	$1,477,946	$1,473,557
10/31/23	$1,501,996	$1,819,236	$1,416,969	$1,409,394
11/30/23	$1,615,860	$1,987,145	$1,544,516	$1,517,590
12/31/23	$1,695,890	$2,082,596	$1,622,116	$1,597,731
1/31/24	$1,675,744	$2,094,803	$1,606,002	$1,578,007
2/29/24	$1,710,541	$2,184,699	$1,646,662	$1,596,431
3/31/24	$1,750,832	$2,253,292	$1,698,135	$1,652,099
4/30/24	$1,734,349	$2,178,948	$1,667,643	$1,639,885
5/31/24	$1,816,763	$2,267,445	$1,716,054	$1,692,185
6/30/24	$1,756,326	$2,317,944	$1,714,422	$1,672,965
7/31/24	$1,820,426	$2,355,328	$1,754,116	$1,733,685
8/31/24	$1,862,548	$2,415,145	$1,804,074	$1,777,188
9/30/24	$1,913,828	$2,471,250	$1,852,653	$1,827,810
10/31/24	$1,809,437	$2,415,779	$1,761,749	$1,741,492
11/30/24	$1,800,280	$2,506,138	$1,745,802	$1,724,319
12/31/24	$1,751,965	$2,446,813	$1,711,886	$1,694,270
1/31/25	$1,798,840	$2,528,944	$1,780,858	$1,758,715
2/28/25	$1,843,762	$2,513,709	$1,805,577	$1,806,635
3/31/25	$1,878,918	$2,414,405	$1,801,482	$1,839,645
4/30/25	$1,927,747	$2,436,923	$1,866,521	$1,897,788
5/31/25	$2,001,966	$2,576,995	$1,952,027	$1,976,054
6/30/25	$2,064,467	$2,692,705	$2,018,251	$2,031,349
7/31/25	$2,054,701	$2,729,222	$2,012,474	$2,045,345
8/31/25	$2,148,451	$2,796,610	$2,082,301	$2,129,995
9/30/25	$2,175,795	$2,897,964	$2,157,330	$2,196,399
10/31/25	$2,187,514	$2,962,780	$2,200,930	$2,231,889
11/30/25	$2,267,593	$2,962,451	$2,200,366	$2,273,074
12/31/25	$2,347,978	$2,993,368	$2,266,311	$2,363,545
1/31/26	$2,537,398	$3,082,105	$2,401,875	$2,515,287
2/28/26	$2,720,574	$3,121,727	$2,522,494	$2,666,683
3/31/26	$2,581,111	$2,897,533	$2,250,319	$2,412,652
4/30/26	$2,662,291	$3,192,316	$2,467,490	$2,612,515
5/31/26	$2,683,106	$3,357,028	$2,591,707	$2,730,743
6/30/26	$2,558,214	$3,330,101	$2,576,447	$2,705,909

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	23.92%	9.84%	9.85%
MSCI All Country World Index	23.67%	10.98%	12.78%
MSCI All Country World ex US Index	27.66%	8.79%	9.93%
MSCI All Country World ex US Value Index	33.21%	12.42%	10.47%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$103,771
# of Portfolio Holdings	3
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO RAE International Fund	69.7%
PIMCO RAE Emerging Markets Fund	30.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report |

June 30, 2026

PES2146TSRAR_063026

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$11	0.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI All Country World ex US Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the communication services sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,047,290	$1,043,097	$1,049,453	$1,050,853
8/31/16	$1,054,210	$1,046,605	$1,056,090	$1,068,250
9/30/16	$1,070,358	$1,053,018	$1,069,113	$1,077,926
10/31/16	$1,079,585	$1,035,146	$1,053,741	$1,083,895
11/30/16	$1,072,664	$1,043,012	$1,029,368	$1,074,689
12/31/16	$1,103,807	$1,065,544	$1,055,699	$1,113,387
1/31/17	$1,155,862	$1,094,679	$1,093,096	$1,147,791
2/28/17	$1,160,595	$1,125,386	$1,110,527	$1,161,564
3/31/17	$1,187,805	$1,139,153	$1,138,680	$1,187,728
4/30/17	$1,203,185	$1,156,907	$1,163,057	$1,204,450
5/31/17	$1,228,030	$1,182,455	$1,200,797	$1,229,481
6/30/17	$1,238,677	$1,187,832	$1,204,526	$1,236,198
7/31/17	$1,293,099	$1,221,027	$1,248,923	$1,284,522
8/31/17	$1,303,746	$1,225,706	$1,255,458	$1,285,058
9/30/17	$1,330,957	$1,249,386	$1,278,764	$1,310,261
10/31/17	$1,353,435	$1,275,329	$1,302,822	$1,327,958
11/30/17	$1,355,802	$1,300,018	$1,313,404	$1,334,824
12/31/17	$1,387,915	$1,320,977	$1,342,760	$1,365,704
1/31/18	$1,474,121	$1,395,501	$1,417,546	$1,446,745
2/28/18	$1,398,999	$1,336,893	$1,350,705	$1,375,019
3/31/18	$1,380,526	$1,308,275	$1,326,884	$1,345,245
4/30/18	$1,401,462	$1,320,768	$1,348,068	$1,378,374
5/31/18	$1,347,275	$1,322,417	$1,316,941	$1,322,268
6/30/18	$1,311,561	$1,315,256	$1,292,188	$1,293,554
7/31/18	$1,357,127	$1,354,918	$1,323,093	$1,333,601
8/31/18	$1,312,793	$1,365,563	$1,295,401	$1,292,400
9/30/18	$1,331,265	$1,371,507	$1,301,302	$1,315,749
10/31/18	$1,232,744	$1,268,728	$1,195,457	$1,225,369
11/30/18	$1,245,060	$1,287,284	$1,206,772	$1,230,013
12/31/18	$1,180,527	$1,196,615	$1,152,116	$1,174,885
1/31/19	$1,269,098	$1,291,098	$1,239,205	$1,263,135
2/28/19	$1,277,955	$1,325,632	$1,263,418	$1,278,430
3/31/19	$1,270,363	$1,342,302	$1,270,943	$1,272,699
4/30/19	$1,296,935	$1,387,626	$1,304,519	$1,299,654
5/31/19	$1,226,078	$1,305,314	$1,234,504	$1,226,655
6/30/19	$1,290,608	$1,390,785	$1,308,839	$1,292,628
7/31/19	$1,257,710	$1,394,861	$1,292,998	$1,263,274
8/31/19	$1,221,016	$1,361,771	$1,253,063	$1,206,749
9/30/19	$1,267,833	$1,390,425	$1,285,309	$1,256,425
10/31/19	$1,309,588	$1,428,480	$1,330,158	$1,298,256
11/30/19	$1,318,445	$1,463,351	$1,341,884	$1,300,765
12/31/19	$1,366,657	$1,514,882	$1,399,994	$1,359,518
1/31/20	$1,304,781	$1,498,149	$1,362,384	$1,299,249
2/29/20	$1,201,206	$1,377,144	$1,254,696	$1,188,269
3/31/20	$961,772	$1,191,225	$1,073,022	$971,384
4/30/20	$1,020,957	$1,318,834	$1,154,337	$1,033,079
5/31/20	$1,059,966	$1,376,193	$1,192,115	$1,053,604
6/30/20	$1,100,320	$1,420,166	$1,245,990	$1,095,363
7/31/20	$1,113,772	$1,495,273	$1,301,542	$1,118,454
8/31/20	$1,167,577	$1,586,792	$1,357,255	$1,168,703
9/30/20	$1,131,259	$1,535,628	$1,323,892	$1,120,290
10/31/20	$1,107,046	$1,498,300	$1,295,429	$1,091,318
11/30/20	$1,298,055	$1,682,984	$1,469,682	$1,278,042
12/31/20	$1,392,198	$1,761,124	$1,549,120	$1,349,021
1/31/21	$1,405,860	$1,753,115	$1,552,490	$1,346,704
2/28/21	$1,487,835	$1,793,723	$1,583,221	$1,405,079
3/31/21	$1,528,822	$1,841,633	$1,603,242	$1,444,288
4/30/21	$1,565,710	$1,922,153	$1,650,434	$1,476,686
5/31/21	$1,629,924	$1,952,066	$1,702,057	$1,532,734
6/30/21	$1,594,401	$1,977,792	$1,691,039	$1,506,773
7/31/21	$1,580,739	$1,991,419	$1,663,162	$1,479,951
8/31/21	$1,587,570	$2,041,262	$1,694,777	$1,502,523
9/30/21	$1,546,583	$1,956,938	$1,640,511	$1,471,862
10/31/21	$1,561,612	$2,056,828	$1,679,668	$1,496,128
11/30/21	$1,474,172	$2,007,298	$1,604,035	$1,414,748
12/31/21	$1,558,762	$2,087,590	$1,670,326	$1,490,070
1/31/22	$1,569,470	$1,985,064	$1,608,773	$1,503,308
2/28/22	$1,529,698	$1,933,795	$1,576,930	$1,485,224
3/31/22	$1,515,931	$1,975,679	$1,579,444	$1,492,035
4/30/22	$1,433,327	$1,817,542	$1,480,265	$1,414,640
5/31/22	$1,483,807	$1,819,669	$1,490,886	$1,445,301
6/30/22	$1,346,134	$1,666,277	$1,362,631	$1,314,414
7/31/22	$1,376,728	$1,782,638	$1,409,280	$1,331,923
8/31/22	$1,338,486	$1,717,011	$1,363,954	$1,298,637
9/30/22	$1,209,991	$1,552,643	$1,227,652	$1,177,219
10/31/22	$1,274,238	$1,646,339	$1,264,339	$1,224,825
11/30/22	$1,428,738	$1,774,036	$1,413,588	$1,361,668
12/31/22	$1,415,945	$1,704,226	$1,403,023	$1,362,069
1/31/23	$1,512,449	$1,826,379	$1,516,819	$1,467,877
2/28/23	$1,479,172	$1,774,036	$1,463,575	$1,427,580
3/31/23	$1,499,138	$1,828,733	$1,499,352	$1,432,328
4/30/23	$1,534,079	$1,855,017	$1,525,401	$1,467,834
5/31/23	$1,469,189	$1,835,148	$1,469,939	$1,401,603
6/30/23	$1,559,037	$1,941,699	$1,535,894	$1,474,624
7/31/23	$1,638,902	$2,012,780	$1,598,335	$1,549,122
8/31/23	$1,592,314	$1,956,535	$1,526,150	$1,488,381
9/30/23	$1,554,045	$1,875,631	$1,477,946	$1,473,557
10/31/23	$1,494,146	$1,819,236	$1,416,969	$1,409,394
11/30/23	$1,607,289	$1,987,145	$1,544,516	$1,517,590
12/31/23	$1,687,779	$2,082,596	$1,622,116	$1,597,731
1/31/24	$1,665,954	$2,094,803	$1,606,002	$1,578,007
2/29/24	$1,700,510	$2,184,699	$1,646,662	$1,596,431
3/31/24	$1,742,341	$2,253,292	$1,698,135	$1,652,099
4/30/24	$1,725,973	$2,178,948	$1,667,643	$1,639,885
5/31/24	$1,805,997	$2,267,445	$1,716,054	$1,692,185
6/30/24	$1,745,979	$2,317,944	$1,714,422	$1,672,965
7/31/24	$1,811,453	$2,355,328	$1,754,116	$1,733,685
8/31/24	$1,851,465	$2,415,145	$1,804,074	$1,777,188
9/30/24	$1,902,389	$2,471,250	$1,852,653	$1,827,810
10/31/24	$1,796,903	$2,415,779	$1,761,749	$1,741,492
11/30/24	$1,789,628	$2,506,138	$1,745,802	$1,724,319
12/31/24	$1,741,305	$2,446,813	$1,711,886	$1,694,270
1/31/25	$1,787,844	$2,528,944	$1,780,858	$1,758,715
2/28/25	$1,830,504	$2,513,709	$1,805,577	$1,806,635
3/31/25	$1,865,407	$2,414,405	$1,801,482	$1,839,645
4/30/25	$1,915,824	$2,436,923	$1,866,521	$1,897,788
5/31/25	$1,987,570	$2,576,995	$1,952,027	$1,976,054
6/30/25	$2,049,621	$2,692,705	$2,018,251	$2,031,349
7/31/25	$2,039,926	$2,729,222	$2,012,474	$2,045,345
8/31/25	$2,133,002	$2,796,610	$2,082,301	$2,129,995
9/30/25	$2,158,210	$2,897,964	$2,157,330	$2,196,399
10/31/25	$2,171,784	$2,962,780	$2,200,930	$2,231,889
11/30/25	$2,251,287	$2,962,451	$2,200,366	$2,273,074
12/31/25	$2,331,061	$2,993,368	$2,266,311	$2,363,545
1/31/26	$2,518,950	$3,082,105	$2,401,875	$2,515,287
2/28/26	$2,698,580	$3,121,727	$2,522,494	$2,666,683
3/31/26	$2,558,179	$2,897,533	$2,250,319	$2,412,652
4/30/26	$2,638,703	$3,192,316	$2,467,490	$2,612,515
5/31/26	$2,661,415	$3,357,028	$2,591,707	$2,730,743
6/30/26	$2,537,532	$3,330,101	$2,576,447	$2,705,909

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	23.80%	9.74%	9.76%
MSCI All Country World Index	23.67%	10.98%	12.78%
MSCI All Country World ex US Index	27.66%	8.79%	9.93%
MSCI All Country World ex US Value Index	33.21%	12.42%	10.47%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$103,771
# of Portfolio Holdings	3
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO RAE International Fund	69.7%
PIMCO RAE Emerging Markets Fund	30.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report |

June 30, 2026

PES2147TSRAR_063026

Class A: PPYAX

PIMCO RAE International Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.85%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI EAFE Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Security selection in the energy sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance versus the Index, as the sector outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the Fund had a larger overweight exposure in periods when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	MSCI EAFE Index	MSCI EAFE Value Index
6/30/16	$9,628	$10,000	$10,000
7/31/16	$9,989	$10,507	$10,526
8/31/16	$10,045	$10,514	$10,696
9/30/16	$10,191	$10,643	$10,799
10/31/16	$10,191	$10,426	$10,824
11/30/16	$10,158	$10,218	$10,758
12/31/16	$10,514	$10,567	$11,250
1/31/17	$10,916	$10,874	$11,527
2/28/17	$10,882	$11,030	$11,606
3/31/17	$11,181	$11,333	$11,931
4/30/17	$11,354	$11,622	$12,181
5/31/17	$11,653	$12,048	$12,463
6/30/17	$11,779	$12,027	$12,501
7/31/17	$12,228	$12,374	$12,919
8/31/17	$12,262	$12,369	$12,838
9/30/17	$12,630	$12,677	$13,234
10/31/17	$12,803	$12,869	$13,337
11/30/17	$12,872	$13,004	$13,456
12/31/17	$13,091	$13,213	$13,662
1/31/18	$13,776	$13,876	$14,400
2/28/18	$13,080	$13,249	$13,716
3/31/18	$12,903	$13,011	$13,385
4/30/18	$13,150	$13,308	$13,798
5/31/18	$12,666	$13,009	$13,200
6/30/18	$12,430	$12,850	$13,032
7/31/18	$12,843	$13,166	$13,406
8/31/18	$12,442	$12,912	$12,919
9/30/18	$12,619	$13,024	$13,186
10/31/18	$11,698	$11,987	$12,310
11/30/18	$11,722	$11,972	$12,242
12/31/18	$11,028	$11,391	$11,643
1/31/19	$11,803	$12,139	$12,423
2/28/19	$11,953	$12,449	$12,629
3/31/19	$11,903	$12,527	$12,565
4/30/19	$12,166	$12,880	$12,858
5/31/19	$11,466	$12,261	$12,113
6/30/19	$12,053	$12,988	$12,759
7/31/19	$11,766	$12,824	$12,472
8/31/19	$11,503	$12,491	$11,960
9/30/19	$11,978	$12,849	$12,537
10/31/19	$12,366	$13,311	$12,989
11/30/19	$12,454	$13,461	$13,040
12/31/19	$12,811	$13,899	$13,517
1/31/20	$12,343	$13,608	$13,028
2/29/20	$11,354	$12,378	$11,795
3/31/20	$9,143	$10,726	$9,705
4/30/20	$9,625	$11,419	$10,225
5/31/20	$10,054	$11,916	$10,536
6/30/20	$10,418	$12,322	$10,911
7/31/20	$10,431	$12,609	$10,932
8/31/20	$11,094	$13,257	$11,572
9/30/20	$10,704	$12,913	$11,041
10/31/20	$10,405	$12,397	$10,596
11/30/20	$12,265	$14,319	$12,603
12/31/20	$13,038	$14,985	$13,161
1/31/21	$13,171	$14,825	$13,059
2/28/21	$13,915	$15,158	$13,681
3/31/21	$14,274	$15,506	$14,141
4/30/21	$14,500	$15,973	$14,411
5/31/21	$15,138	$16,494	$14,910
6/30/21	$14,699	$16,308	$14,567
7/31/21	$14,646	$16,431	$14,531
8/31/21	$14,620	$16,721	$14,696
9/30/21	$14,301	$16,235	$14,426
10/31/21	$14,487	$16,635	$14,656
11/30/21	$13,636	$15,860	$13,774
12/31/21	$14,420	$16,673	$14,595
1/31/22	$14,471	$15,867	$14,747
2/28/22	$14,249	$15,586	$14,547
3/31/22	$14,079	$15,687	$14,644
4/30/22	$13,313	$14,672	$13,903
5/31/22	$13,824	$14,782	$14,245
6/30/22	$12,581	$13,410	$12,827
7/31/22	$12,904	$14,078	$13,094
8/31/22	$12,326	$13,410	$12,652
9/30/22	$11,151	$12,155	$11,518
10/31/22	$11,815	$12,809	$12,261
11/30/22	$13,262	$14,252	$13,608
12/31/22	$13,120	$14,263	$13,780
1/31/23	$14,086	$15,418	$14,844
2/28/23	$13,867	$15,096	$14,636
3/31/23	$13,976	$15,471	$14,598
4/30/23	$14,268	$15,907	$15,068
5/31/23	$13,539	$15,234	$14,257
6/30/23	$14,395	$15,927	$15,058
7/31/23	$15,015	$16,443	$15,743
8/31/23	$14,632	$15,813	$15,276
9/30/23	$14,250	$15,273	$15,147
10/31/23	$13,776	$14,654	$14,480
11/30/23	$14,814	$16,014	$15,628
12/31/23	$15,460	$16,864	$16,391
1/31/24	$15,198	$16,961	$16,380
2/29/24	$15,440	$17,272	$16,410
3/31/24	$15,902	$17,840	$17,126
4/30/24	$15,621	$17,383	$16,951
5/31/24	$16,385	$18,056	$17,619
6/30/24	$15,681	$17,765	$17,128
7/31/24	$16,425	$18,286	$17,931
8/31/24	$16,847	$18,881	$18,390
9/30/24	$17,229	$19,055	$18,651
10/31/24	$16,284	$18,019	$17,775
11/30/24	$16,224	$17,917	$17,638
12/31/24	$15,740	$17,509	$17,323
1/31/25	$16,312	$18,429	$18,207
2/28/25	$16,862	$18,787	$18,886
3/31/25	$17,082	$18,711	$19,326
4/30/25	$17,743	$19,568	$20,110
5/31/25	$18,293	$20,463	$20,917
6/30/25	$18,755	$20,914	$21,281
7/31/25	$18,579	$20,621	$21,335
8/31/25	$19,592	$21,500	$22,556
9/30/25	$19,790	$21,911	$22,853
10/31/25	$19,768	$22,169	$23,027
11/30/25	$20,627	$22,307	$23,653
12/31/25	$21,463	$22,976	$24,642
1/31/26	$23,068	$24,175	$26,046
2/28/26	$24,797	$25,293	$27,590
3/31/26	$23,760	$22,691	$25,134
4/30/26	$24,180	$24,381	$26,657
5/31/26	$24,402	$25,129	$27,207
6/30/26	$23,463	$25,146	$27,016

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	25.10%	9.80%	9.32%
Class A (including sales charge)	20.44%	8.97%	8.90%
MSCI EAFE Index	20.23%	9.05%	9.66%
MSCI EAFE Value Index	26.95%	13.15%	10.45%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$454,757
# of Portfolio Holdings	235
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$1,577
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Japan	23.9%
United Kingdom	15.6%
Canada	9.3%
Netherlands	7.5%
Germany	6.5%
Norway	4.3%
Denmark	4.2%
Hong Kong	3.7%
Spain	3.6%
Luxembourg	2.4%
France	2.4%
Other Countries	15.0%
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPYAX

PIMCO RAE International Fund

Annual Shareholder Report |

June 30, 2026

PES8025TSRAR_063026

Institutional Class: PPYIX

PIMCO RAE International Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI EAFE Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Security selection in the energy sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance versus the Index, as the sector outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the Fund had a larger overweight exposure in periods when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	MSCI EAFE Index	MSCI EAFE Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,037,383	$1,050,681	$1,052,550
8/31/16	$1,043,224	$1,051,427	$1,069,586
9/30/16	$1,058,411	$1,064,343	$1,079,926
10/31/16	$1,059,579	$1,042,572	$1,082,446
11/30/16	$1,056,075	$1,021,808	$1,075,765
12/31/16	$1,093,684	$1,056,748	$1,125,011
1/31/17	$1,135,519	$1,087,402	$1,152,713
2/28/17	$1,131,933	$1,102,951	$1,160,594
3/31/17	$1,164,206	$1,133,314	$1,193,054
4/30/17	$1,182,135	$1,162,151	$1,218,085
5/31/17	$1,214,408	$1,204,807	$1,246,294
6/30/17	$1,227,556	$1,202,676	$1,250,058
7/31/17	$1,275,367	$1,237,368	$1,291,872
8/31/17	$1,277,758	$1,236,902	$1,283,813
9/30/17	$1,317,202	$1,267,676	$1,323,407
10/31/17	$1,335,131	$1,286,926	$1,333,656
11/30/17	$1,342,303	$1,300,425	$1,345,610
12/31/17	$1,365,939	$1,321,298	$1,366,237
1/31/18	$1,438,282	$1,387,574	$1,440,006
2/28/18	$1,365,939	$1,324,944	$1,371,577
3/31/18	$1,347,546	$1,301,064	$1,338,532
4/30/18	$1,374,522	$1,330,771	$1,379,767
5/31/18	$1,324,249	$1,300,858	$1,319,968
6/30/18	$1,299,726	$1,284,965	$1,303,229
7/31/18	$1,343,868	$1,316,594	$1,340,641
8/31/18	$1,300,952	$1,291,168	$1,291,878
9/30/18	$1,320,571	$1,302,373	$1,318,585
10/31/18	$1,224,931	$1,198,715	$1,231,036
11/30/18	$1,227,383	$1,197,204	$1,224,186
12/31/18	$1,154,013	$1,139,087	$1,164,333
1/31/19	$1,237,092	$1,213,948	$1,242,262
2/28/19	$1,252,669	$1,244,894	$1,262,920
3/31/19	$1,247,476	$1,252,744	$1,256,499
4/30/19	$1,276,035	$1,287,965	$1,285,774
5/31/19	$1,202,043	$1,226,109	$1,211,346
6/30/19	$1,264,352	$1,298,849	$1,275,884
7/31/19	$1,234,495	$1,282,357	$1,247,190
8/31/19	$1,207,235	$1,249,137	$1,195,956
9/30/19	$1,257,861	$1,284,932	$1,253,668
10/31/19	$1,298,102	$1,331,099	$1,298,898
11/30/19	$1,308,487	$1,346,104	$1,304,038
12/31/19	$1,345,407	$1,389,852	$1,351,657
1/31/20	$1,296,729	$1,360,821	$1,302,781
2/29/20	$1,193,964	$1,237,806	$1,179,492
3/31/20	$961,391	$1,072,598	$970,518
4/30/20	$1,012,774	$1,141,891	$1,022,462
5/31/20	$1,057,395	$1,191,614	$1,053,565
6/30/20	$1,096,608	$1,232,188	$1,091,130
7/31/20	$1,099,312	$1,260,909	$1,093,248
8/31/20	$1,168,273	$1,325,734	$1,157,246
9/30/20	$1,127,708	$1,291,287	$1,104,107
10/31/20	$1,096,608	$1,239,727	$1,059,646
11/30/20	$1,292,672	$1,431,901	$1,260,316
12/31/20	$1,376,170	$1,498,479	$1,316,144
1/31/21	$1,388,617	$1,482,514	$1,305,881
2/28/21	$1,467,453	$1,515,766	$1,368,092
3/31/21	$1,506,180	$1,550,619	$1,414,130
4/30/21	$1,531,075	$1,597,276	$1,441,131
5/31/21	$1,598,846	$1,649,365	$1,491,040
6/30/21	$1,553,204	$1,630,803	$1,456,691
7/31/21	$1,547,672	$1,643,082	$1,453,134
8/31/21	$1,546,289	$1,672,065	$1,469,593
9/30/21	$1,511,712	$1,623,540	$1,442,618
10/31/21	$1,531,075	$1,663,472	$1,465,625
11/30/21	$1,441,175	$1,586,047	$1,377,445
12/31/21	$1,526,115	$1,667,259	$1,459,489
1/31/22	$1,533,180	$1,586,690	$1,474,699
2/28/22	$1,508,451	$1,558,636	$1,454,656
3/31/22	$1,490,788	$1,568,654	$1,464,360
4/30/22	$1,409,536	$1,467,170	$1,390,275
5/31/22	$1,464,293	$1,478,169	$1,424,500
6/30/22	$1,333,584	$1,341,013	$1,282,662
7/31/22	$1,368,911	$1,407,836	$1,309,376
8/31/22	$1,308,855	$1,340,971	$1,265,195
9/30/22	$1,183,445	$1,215,527	$1,151,767
10/31/22	$1,254,099	$1,280,892	$1,226,055
11/30/22	$1,409,536	$1,425,166	$1,360,814
12/31/22	$1,394,161	$1,426,312	$1,378,005
1/31/23	$1,496,450	$1,541,810	$1,484,373
2/28/23	$1,473,719	$1,509,638	$1,463,573
3/31/23	$1,485,084	$1,547,053	$1,459,784
4/30/23	$1,517,286	$1,590,730	$1,506,825
5/31/23	$1,441,517	$1,523,414	$1,425,680
6/30/23	$1,532,440	$1,592,744	$1,505,833
7/31/23	$1,598,739	$1,644,279	$1,574,306
8/31/23	$1,558,959	$1,581,283	$1,527,631
9/30/23	$1,517,286	$1,527,270	$1,514,669
10/31/23	$1,466,142	$1,465,352	$1,448,049
11/30/23	$1,577,902	$1,601,363	$1,562,801
12/31/23	$1,647,383	$1,686,441	$1,639,143
1/31/24	$1,620,240	$1,696,147	$1,638,042
2/29/24	$1,647,383	$1,727,194	$1,641,019
3/31/24	$1,695,406	$1,784,001	$1,712,590
4/30/24	$1,666,174	$1,738,314	$1,695,076
5/31/24	$1,749,692	$1,805,648	$1,761,864
6/30/24	$1,672,438	$1,776,498	$1,712,815
7/31/24	$1,753,868	$1,828,614	$1,793,108
8/31/24	$1,799,802	$1,888,074	$1,839,010
9/30/24	$1,839,473	$1,905,509	$1,865,109
10/31/24	$1,739,252	$1,801,885	$1,777,507
11/30/24	$1,735,076	$1,791,663	$1,763,816
12/31/24	$1,683,328	$1,750,917	$1,732,308
1/31/25	$1,742,874	$1,842,930	$1,820,684
2/28/25	$1,802,421	$1,878,671	$1,888,580
3/31/25	$1,827,613	$1,871,092	$1,932,612
4/30/25	$1,898,611	$1,956,798	$2,010,990
5/31/25	$1,960,447	$2,046,327	$2,091,709
6/30/25	$2,008,542	$2,091,415	$2,128,051
7/31/25	$1,990,220	$2,062,058	$2,133,519
8/31/25	$2,100,152	$2,149,968	$2,255,633
9/30/25	$2,120,764	$2,191,115	$2,285,304
10/31/25	$2,118,474	$2,216,891	$2,302,674
11/30/25	$2,212,374	$2,230,656	$2,365,297
12/31/25	$2,304,536	$2,297,574	$2,464,183
1/31/26	$2,473,724	$2,417,471	$2,604,597
2/28/26	$2,663,419	$2,529,320	$2,758,967
3/31/26	$2,550,627	$2,269,054	$2,513,392
4/30/26	$2,596,769	$2,438,106	$2,665,733
5/31/26	$2,622,404	$2,512,881	$2,720,657
6/30/26	$2,522,429	$2,514,565	$2,701,564

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	25.59%	10.18%	9.69%
MSCI EAFE Index	20.23%	9.05%	9.66%
MSCI EAFE Value Index	26.95%	13.15%	10.45%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$454,757
# of Portfolio Holdings	235
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$1,577
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Japan	23.9%
United Kingdom	15.6%
Canada	9.3%
Netherlands	7.5%
Germany	6.5%
Norway	4.3%
Denmark	4.2%
Hong Kong	3.7%
Spain	3.6%
Luxembourg	2.4%
France	2.4%
Other Countries	15.0%
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPYIX

PIMCO RAE International Fund

Annual Shareholder Report |

June 30, 2026

PES2152TSRAR_063026

I-2: PPYPX

PIMCO RAE International Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$68	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI EAFE Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Security selection in the energy sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance versus the Index, as the sector outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the Fund had a larger overweight exposure in periods when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	MSCI EAFE Index	MSCI EAFE Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,037,427	$1,050,681	$1,052,550
8/31/16	$1,043,275	$1,051,427	$1,069,586
9/30/16	$1,058,480	$1,064,343	$1,079,926
10/31/16	$1,059,649	$1,042,572	$1,082,446
11/30/16	$1,056,140	$1,021,808	$1,075,765
12/31/16	$1,093,700	$1,056,748	$1,125,011
1/31/17	$1,135,628	$1,087,402	$1,152,713
2/28/17	$1,132,034	$1,102,951	$1,160,594
3/31/17	$1,163,180	$1,133,314	$1,193,054
4/30/17	$1,182,346	$1,162,151	$1,218,085
5/31/17	$1,213,492	$1,204,807	$1,246,294
6/30/17	$1,226,670	$1,202,676	$1,250,058
7/31/17	$1,274,586	$1,237,368	$1,291,872
8/31/17	$1,276,982	$1,236,902	$1,283,813
9/30/17	$1,316,513	$1,267,676	$1,323,407
10/31/17	$1,334,482	$1,286,926	$1,333,656
11/30/17	$1,341,670	$1,300,425	$1,345,610
12/31/17	$1,365,813	$1,321,298	$1,366,237
1/31/18	$1,437,052	$1,387,574	$1,440,006
2/28/18	$1,364,585	$1,324,944	$1,371,577
3/31/18	$1,346,161	$1,301,064	$1,338,532
4/30/18	$1,373,183	$1,330,771	$1,379,767
5/31/18	$1,322,824	$1,300,858	$1,319,968
6/30/18	$1,298,259	$1,284,965	$1,303,229
7/31/18	$1,342,476	$1,316,594	$1,340,641
8/31/18	$1,300,716	$1,291,168	$1,291,878
9/30/18	$1,319,140	$1,302,373	$1,318,585
10/31/18	$1,223,336	$1,198,715	$1,231,036
11/30/18	$1,225,793	$1,197,204	$1,224,186
12/31/18	$1,153,596	$1,139,087	$1,164,333
1/31/19	$1,235,531	$1,213,948	$1,242,262
2/28/19	$1,251,137	$1,244,894	$1,262,920
3/31/19	$1,245,935	$1,252,744	$1,256,499
4/30/19	$1,274,548	$1,287,965	$1,285,774
5/31/19	$1,200,416	$1,226,109	$1,211,346
6/30/19	$1,262,843	$1,298,849	$1,275,884
7/31/19	$1,231,629	$1,282,357	$1,247,190
8/31/19	$1,205,618	$1,249,137	$1,195,956
9/30/19	$1,255,039	$1,284,932	$1,253,668
10/31/19	$1,295,356	$1,331,099	$1,298,898
11/30/19	$1,305,761	$1,346,104	$1,304,038
12/31/19	$1,342,943	$1,389,852	$1,351,657
1/31/20	$1,294,158	$1,360,821	$1,302,781
2/29/20	$1,191,167	$1,237,806	$1,179,492
3/31/20	$959,438	$1,072,598	$970,518
4/30/20	$1,009,578	$1,141,891	$1,022,462
5/31/20	$1,054,298	$1,191,614	$1,053,565
6/30/20	$1,093,597	$1,232,188	$1,091,130
7/31/20	$1,094,952	$1,260,909	$1,093,248
8/31/20	$1,164,064	$1,325,734	$1,157,246
9/30/20	$1,123,410	$1,291,287	$1,104,107
10/31/20	$1,093,597	$1,239,727	$1,059,646
11/30/20	$1,288,737	$1,431,901	$1,260,316
12/31/20	$1,370,239	$1,498,479	$1,316,144
1/31/21	$1,384,094	$1,482,514	$1,305,881
2/28/21	$1,463,066	$1,515,766	$1,368,092
3/31/21	$1,500,474	$1,550,619	$1,414,130
4/30/21	$1,524,027	$1,597,276	$1,441,131
5/31/21	$1,591,916	$1,649,365	$1,491,040
6/30/21	$1,547,580	$1,630,803	$1,456,691
7/31/21	$1,540,653	$1,643,082	$1,453,134
8/31/21	$1,539,267	$1,672,065	$1,469,593
9/30/21	$1,504,630	$1,623,540	$1,442,618
10/31/21	$1,524,027	$1,663,472	$1,465,625
11/30/21	$1,435,356	$1,586,047	$1,377,445
12/31/21	$1,519,658	$1,667,259	$1,459,489
1/31/22	$1,526,726	$1,586,690	$1,474,699
2/28/22	$1,503,755	$1,558,636	$1,454,656
3/31/22	$1,484,317	$1,568,654	$1,464,360
4/30/22	$1,404,800	$1,467,170	$1,390,275
5/31/22	$1,459,579	$1,478,169	$1,424,500
6/30/22	$1,327,050	$1,341,013	$1,282,662
7/31/22	$1,362,391	$1,407,836	$1,309,376
8/31/22	$1,302,312	$1,340,971	$1,265,195
9/30/22	$1,178,619	$1,215,527	$1,151,767
10/31/22	$1,247,533	$1,280,892	$1,226,055
11/30/22	$1,403,033	$1,425,166	$1,360,814
12/31/22	$1,386,769	$1,426,312	$1,378,005
1/31/23	$1,489,071	$1,541,810	$1,484,373
2/28/23	$1,466,338	$1,509,638	$1,463,573
3/31/23	$1,477,704	$1,547,053	$1,459,784
4/30/23	$1,509,911	$1,590,730	$1,506,825
5/31/23	$1,434,131	$1,523,414	$1,425,680
6/30/23	$1,523,172	$1,592,744	$1,505,833
7/31/23	$1,589,480	$1,644,279	$1,574,306
8/31/23	$1,549,695	$1,581,283	$1,527,631
9/30/23	$1,509,911	$1,527,270	$1,514,669
10/31/23	$1,458,760	$1,465,352	$1,448,049
11/30/23	$1,570,535	$1,601,363	$1,562,801
12/31/23	$1,637,403	$1,686,441	$1,639,143
1/31/24	$1,612,340	$1,696,147	$1,638,042
2/29/24	$1,637,403	$1,727,194	$1,641,019
3/31/24	$1,687,527	$1,784,001	$1,712,590
4/30/24	$1,656,199	$1,738,314	$1,695,076
5/31/24	$1,739,740	$1,805,648	$1,761,864
6/30/24	$1,662,465	$1,776,498	$1,712,815
7/31/24	$1,741,829	$1,828,614	$1,793,108
8/31/24	$1,787,776	$1,888,074	$1,839,010
9/30/24	$1,827,458	$1,905,509	$1,865,109
10/31/24	$1,729,298	$1,801,885	$1,777,507
11/30/24	$1,723,032	$1,791,663	$1,763,816
12/31/24	$1,672,344	$1,750,917	$1,732,308
1/31/25	$1,731,907	$1,842,930	$1,820,684
2/28/25	$1,791,470	$1,878,671	$1,888,580
3/31/25	$1,814,379	$1,871,092	$1,932,612
4/30/25	$1,885,396	$1,956,798	$2,010,990
5/31/25	$1,944,959	$2,046,327	$2,091,709
6/30/25	$1,993,068	$2,091,415	$2,128,051
7/31/25	$1,977,032	$2,062,058	$2,133,519
8/31/25	$2,084,703	$2,149,968	$2,255,633
9/30/25	$2,105,321	$2,191,115	$2,285,304
10/31/25	$2,103,030	$2,216,891	$2,302,674
11/30/25	$2,194,666	$2,230,656	$2,365,297
12/31/25	$2,286,030	$2,297,574	$2,464,183
1/31/26	$2,455,366	$2,417,471	$2,604,597
2/28/26	$2,640,096	$2,529,320	$2,758,967
3/31/26	$2,532,337	$2,269,054	$2,513,392
4/30/26	$2,575,954	$2,438,106	$2,665,733
5/31/26	$2,599,045	$2,512,881	$2,720,657
6/30/26	$2,501,549	$2,514,565	$2,701,564

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	25.51%	10.08%	9.60%
MSCI EAFE Index	20.23%	9.05%	9.66%
MSCI EAFE Value Index	26.95%	13.15%	10.45%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$454,757
# of Portfolio Holdings	235
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$1,577
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Japan	23.9%
United Kingdom	15.6%
Canada	9.3%
Netherlands	7.5%
Germany	6.5%
Norway	4.3%
Denmark	4.2%
Hong Kong	3.7%
Spain	3.6%
Luxembourg	2.4%
France	2.4%
Other Countries	15.0%
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPYPX

PIMCO RAE International Fund

Annual Shareholder Report |

June 30, 2026

PES2153TSRAR_063026

Class A: PKAAX

PIMCO RAE US Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the energy sector contributed to relative performance versus the Russell 1000 Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Exposure to, and security selection in, the materials sector detracted from relative performance versus the Index, as the Fund was underweight in periods when the sector outperformed the Index, as the Fund was overweight when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 1000® Value Index
6/30/16	$9,626	$10,000	$10,000
7/31/16	$9,931	$10,369	$10,290
8/31/16	$9,921	$10,383	$10,370
9/30/16	$9,951	$10,385	$10,348
10/31/16	$9,725	$10,196	$10,188
11/30/16	$10,275	$10,573	$10,770
12/31/16	$10,448	$10,782	$11,039
1/31/17	$10,551	$10,987	$11,118
2/28/17	$10,872	$11,423	$11,517
3/31/17	$10,810	$11,436	$11,400
4/30/17	$10,779	$11,554	$11,378
5/31/17	$10,738	$11,716	$11,367
6/30/17	$10,862	$11,790	$11,553
7/31/17	$11,048	$12,032	$11,706
8/31/17	$10,975	$12,069	$11,570
9/30/17	$11,317	$12,318	$11,913
10/31/17	$11,493	$12,605	$11,999
11/30/17	$11,896	$12,992	$12,367
12/31/17	$12,135	$13,136	$12,547
1/31/18	$12,726	$13,888	$13,032
2/28/18	$12,233	$13,377	$12,410
3/31/18	$11,938	$13,037	$12,192
4/30/18	$12,014	$13,087	$12,232
5/31/18	$12,178	$13,402	$12,305
6/30/18	$12,244	$13,484	$12,335
7/31/18	$12,693	$13,986	$12,823
8/31/18	$13,032	$14,442	$13,013
9/30/18	$13,087	$14,524	$13,039
10/31/18	$12,332	$13,531	$12,364
11/30/18	$12,485	$13,807	$12,733
12/31/18	$11,234	$12,560	$11,510
1/31/19	$12,133	$13,567	$12,406
2/28/19	$12,495	$14,003	$12,802
3/31/19	$12,506	$14,275	$12,884
4/30/19	$12,892	$14,853	$13,341
5/31/19	$11,888	$13,909	$12,483
6/30/19	$12,763	$14,889	$13,379
7/31/19	$12,892	$15,103	$13,490
8/31/19	$12,413	$14,864	$13,093
9/30/19	$12,927	$15,142	$13,560
10/31/19	$13,137	$15,470	$13,750
11/30/19	$13,569	$16,031	$14,175
12/31/19	$13,967	$16,515	$14,565
1/31/20	$13,612	$16,509	$14,251
2/29/20	$12,216	$15,150	$12,871
3/31/20	$10,062	$13,279	$10,672
4/30/20	$11,200	$14,981	$11,871
5/31/20	$11,568	$15,694	$12,278
6/30/20	$11,690	$16,006	$12,197
7/31/20	$12,106	$16,909	$12,679
8/31/20	$12,755	$18,124	$13,203
9/30/20	$12,363	$17,436	$12,879
10/31/20	$12,180	$16,972	$12,710
11/30/20	$13,942	$18,830	$14,419
12/31/20	$14,463	$19,554	$14,972
1/31/21	$14,955	$19,356	$14,835
2/28/21	$15,447	$19,890	$15,731
3/31/21	$16,494	$20,761	$16,657
4/30/21	$16,873	$21,869	$17,323
5/31/21	$17,340	$22,022	$17,727
6/30/21	$17,353	$22,536	$17,524
7/31/21	$17,189	$23,071	$17,664
8/31/21	$17,630	$23,773	$18,015
9/30/21	$16,873	$22,667	$17,388
10/31/21	$17,353	$24,255	$18,271
11/30/21	$17,302	$24,087	$17,627
12/31/21	$18,398	$25,167	$18,739
1/31/22	$18,328	$23,864	$18,302
2/28/22	$18,008	$23,150	$18,090
3/31/22	$18,523	$24,009	$18,601
4/30/22	$17,701	$21,916	$17,552
5/31/22	$18,133	$21,956	$17,893
6/30/22	$16,044	$20,144	$16,330
7/31/22	$17,102	$22,001	$17,412
8/31/22	$16,921	$21,104	$16,893
9/30/22	$15,501	$19,160	$15,412
10/31/22	$17,743	$20,711	$16,992
11/30/22	$18,746	$21,869	$18,054
12/31/22	$17,705	$20,609	$17,326
1/31/23	$18,638	$21,904	$18,224
2/28/23	$17,901	$21,369	$17,582
3/31/23	$18,127	$22,154	$17,501
4/30/23	$17,976	$22,500	$17,764
5/31/23	$17,359	$22,598	$17,079
6/30/23	$18,488	$24,091	$18,214
7/31/23	$19,165	$24,865	$18,854
8/31/23	$18,984	$24,469	$18,345
9/30/23	$18,563	$23,302	$17,637
10/31/23	$18,112	$22,812	$17,015
11/30/23	$19,345	$24,895	$18,299
12/31/23	$20,640	$26,026	$19,312
1/31/24	$20,818	$26,464	$19,332
2/29/24	$21,703	$27,877	$20,045
3/31/24	$23,200	$28,774	$21,048
4/30/24	$21,510	$27,599	$20,148
5/31/24	$22,540	$28,967	$20,787
6/30/24	$22,685	$30,006	$20,591
7/31/24	$23,361	$30,372	$21,644
8/31/24	$23,216	$31,108	$22,225
9/30/24	$23,522	$31,773	$22,533
10/31/24	$22,766	$31,485	$22,285
11/30/24	$24,295	$33,333	$23,708
12/31/24	$22,864	$32,538	$22,087
1/31/25	$23,928	$33,444	$23,109
2/28/25	$23,820	$33,008	$23,203
3/31/25	$22,792	$31,148	$22,559
4/30/25	$22,016	$30,937	$21,871
5/31/25	$22,990	$32,884	$22,639
6/30/25	$24,036	$34,556	$23,413
7/31/25	$23,964	$35,332	$23,547
8/31/25	$25,244	$36,048	$24,298
9/30/25	$26,254	$37,364	$24,661
10/31/25	$26,614	$38,239	$24,770
11/30/25	$27,264	$38,333	$25,428
12/31/25	$27,241	$38,356	$25,600
1/31/26	$28,643	$38,912	$26,768
2/28/26	$29,522	$38,616	$27,463
3/31/26	$29,396	$36,694	$26,138
4/30/26	$31,551	$40,544	$28,269
5/31/26	$33,414	$42,678	$29,102
6/30/26	$33,435	$42,271	$29,755

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	39.10%	14.02%	13.26%
Class A (including sales charge)	33.88%	13.14%	12.83%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,376,235
# of Portfolio Holdings	141
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$3,381
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Information Technology	22.7%
Energy	14.1%
Health Care	13.7%
Financials	10.6%
Industrials	9.2%
Consumer Discretionary	7.7%
Consumer Staples	7.4%
Communication Services	7.0%
Materials	4.5%
Real Estate	1.8%
Utilities	1.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.6%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PKAAX

PIMCO RAE US Fund

Annual Shareholder Report |

June 30, 2026

PES8024TSRAR_063026

Institutional Class: PKAIX

PIMCO RAE US Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.40%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the energy sector contributed to relative performance versus the Russell 1000 Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Exposure to, and security selection in, the materials sector detracted from relative performance versus the Index, as the Fund was underweight in periods when the sector outperformed the Index, as the Fund was overweight when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	Russell 1000® Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,032,587	$1,036,869	$1,029,040
8/31/16	$1,031,568	$1,038,324	$1,036,974
9/30/16	$1,034,623	$1,038,521	$1,034,817
10/31/16	$1,012,220	$1,019,577	$1,018,798
11/30/16	$1,069,246	$1,057,337	$1,076,982
12/31/16	$1,088,240	$1,078,236	$1,103,895
1/31/17	$1,098,961	$1,098,687	$1,111,755
2/28/17	$1,133,270	$1,142,311	$1,151,700
3/31/17	$1,126,837	$1,143,643	$1,139,965
4/30/17	$1,123,621	$1,155,389	$1,137,821
5/31/17	$1,119,332	$1,171,648	$1,136,706
6/30/17	$1,133,270	$1,178,961	$1,155,292
7/31/17	$1,152,569	$1,203,204	$1,170,645
8/31/17	$1,145,064	$1,206,887	$1,157,007
9/30/17	$1,182,590	$1,231,783	$1,191,278
10/31/17	$1,200,816	$1,260,527	$1,199,927
11/30/17	$1,242,630	$1,299,187	$1,236,668
12/31/17	$1,268,287	$1,313,632	$1,254,724
1/31/18	$1,329,600	$1,388,843	$1,303,231
2/28/18	$1,279,641	$1,337,654	$1,241,002
3/31/18	$1,248,984	$1,303,660	$1,219,173
4/30/18	$1,256,932	$1,308,662	$1,223,196
5/31/18	$1,275,099	$1,340,177	$1,230,462
6/30/18	$1,283,047	$1,348,426	$1,233,513
7/31/18	$1,330,736	$1,398,606	$1,282,336
8/31/18	$1,365,934	$1,444,180	$1,301,289
9/30/18	$1,372,747	$1,452,400	$1,303,865
10/31/18	$1,293,266	$1,353,128	$1,236,351
11/30/18	$1,310,298	$1,380,703	$1,273,269
12/31/18	$1,179,378	$1,256,038	$1,150,997
1/31/19	$1,273,825	$1,356,691	$1,240,579
2/28/19	$1,311,362	$1,400,252	$1,280,215
3/31/19	$1,313,783	$1,427,462	$1,288,357
4/30/19	$1,354,953	$1,485,259	$1,334,055
5/31/19	$1,249,608	$1,390,874	$1,248,276
6/30/19	$1,342,844	$1,488,897	$1,337,877
7/31/19	$1,356,164	$1,510,296	$1,348,968
8/31/19	$1,306,518	$1,486,372	$1,309,295
9/30/19	$1,361,007	$1,514,183	$1,356,010
10/31/19	$1,384,013	$1,546,980	$1,374,967
11/30/19	$1,430,026	$1,603,134	$1,417,481
12/31/19	$1,472,685	$1,651,519	$1,456,476
1/31/20	$1,435,837	$1,650,872	$1,425,148
2/29/20	$1,289,712	$1,514,974	$1,287,122
3/31/20	$1,062,265	$1,327,855	$1,067,166
4/30/20	$1,181,706	$1,498,077	$1,187,136
5/31/20	$1,222,367	$1,569,428	$1,227,820
6/30/20	$1,235,074	$1,600,639	$1,219,667
7/31/20	$1,279,546	$1,690,892	$1,267,880
8/31/20	$1,348,162	$1,812,434	$1,320,307
9/30/20	$1,307,501	$1,743,567	$1,287,880
10/31/20	$1,288,441	$1,697,199	$1,270,958
11/30/20	$1,475,227	$1,882,981	$1,441,914
12/31/20	$1,530,615	$1,955,379	$1,497,197
1/31/21	$1,583,079	$1,935,638	$1,483,483
2/28/21	$1,636,853	$1,989,013	$1,573,130
3/31/21	$1,747,026	$2,076,123	$1,665,693
4/30/21	$1,787,685	$2,186,923	$1,732,304
5/31/21	$1,837,525	$2,202,197	$1,772,736
6/30/21	$1,840,148	$2,253,607	$1,752,438
7/31/21	$1,824,409	$2,307,141	$1,766,440
8/31/21	$1,871,626	$2,377,291	$1,801,468
9/30/21	$1,791,620	$2,266,724	$1,738,759
10/31/21	$1,842,772	$2,425,535	$1,827,053
11/30/21	$1,837,525	$2,408,729	$1,762,668
12/31/21	$1,955,751	$2,516,678	$1,873,875
1/31/22	$1,948,518	$2,386,448	$1,830,232
2/28/22	$1,915,247	$2,314,994	$1,809,002
3/31/22	$1,970,217	$2,400,949	$1,860,070
4/30/22	$1,883,423	$2,191,581	$1,755,162
5/31/22	$1,929,713	$2,195,602	$1,789,282
6/30/22	$1,708,389	$2,014,369	$1,632,953
7/31/22	$1,821,221	$2,200,103	$1,741,234
8/31/22	$1,803,862	$2,110,378	$1,689,345
9/30/22	$1,651,973	$1,916,015	$1,541,206
10/31/22	$1,892,102	$2,071,139	$1,699,226
11/30/22	$1,999,148	$2,186,882	$1,805,411
12/31/22	$1,889,728	$2,060,886	$1,732,635
1/31/23	$1,989,681	$2,190,380	$1,822,420
2/28/23	$1,911,593	$2,136,937	$1,758,161
3/31/23	$1,936,581	$2,215,393	$1,750,056
4/30/23	$1,920,964	$2,249,972	$1,776,429
5/31/23	$1,855,370	$2,259,751	$1,707,913
6/30/23	$1,977,187	$2,409,065	$1,821,369
7/31/23	$2,049,028	$2,486,456	$1,885,409
8/31/23	$2,030,287	$2,446,868	$1,834,503
9/30/23	$1,986,558	$2,330,206	$1,763,709
10/31/23	$1,939,705	$2,281,210	$1,701,485
11/30/23	$2,070,893	$2,489,543	$1,829,862
12/31/23	$2,212,236	$2,602,645	$1,931,219
1/31/24	$2,230,616	$2,646,380	$1,933,227
2/29/24	$2,325,856	$2,787,685	$2,004,544
3/31/24	$2,487,930	$2,877,377	$2,104,751
4/30/24	$2,307,476	$2,759,852	$2,014,836
5/31/24	$2,419,425	$2,896,698	$2,078,706
6/30/24	$2,434,462	$3,000,638	$2,059,146
7/31/24	$2,507,981	$3,037,163	$2,164,409
8/31/24	$2,494,614	$3,110,834	$2,222,480
9/30/24	$2,528,031	$3,177,273	$2,253,328
10/31/24	$2,447,829	$3,148,460	$2,228,519
11/30/24	$2,611,575	$3,333,278	$2,370,832
12/31/24	$2,459,664	$3,253,818	$2,208,691
1/31/25	$2,573,589	$3,344,429	$2,310,909
2/28/25	$2,564,251	$3,300,790	$2,320,292
3/31/25	$2,455,929	$3,114,810	$2,255,857
4/30/25	$2,371,886	$3,093,688	$2,187,099
5/31/25	$2,476,473	$3,288,420	$2,263,910
6/30/25	$2,590,398	$3,455,644	$2,341,290
7/31/25	$2,582,928	$3,533,199	$2,354,729
8/31/25	$2,723,000	$3,604,823	$2,429,774
9/30/25	$2,833,190	$3,736,399	$2,466,075
10/31/25	$2,872,410	$3,823,882	$2,476,975
11/30/25	$2,943,380	$3,833,254	$2,542,764
12/31/25	$2,941,837	$3,835,601	$2,560,003
1/31/26	$3,092,811	$3,891,218	$2,676,842
2/28/26	$3,192,023	$3,861,645	$2,746,253
3/31/26	$3,179,082	$3,669,354	$2,613,773
4/30/26	$3,412,014	$4,054,367	$2,826,927
5/31/26	$3,612,593	$4,267,759	$2,910,236
6/30/26	$3,619,064	$4,227,117	$2,975,542

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	39.71%	14.49%	13.73%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,376,235
# of Portfolio Holdings	141
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$3,381
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Information Technology	22.7%
Energy	14.1%
Health Care	13.7%
Financials	10.6%
Industrials	9.2%
Consumer Discretionary	7.7%
Consumer Staples	7.4%
Communication Services	7.0%
Materials	4.5%
Real Estate	1.8%
Utilities	1.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.6%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PKAIX

PIMCO RAE US Fund

Annual Shareholder Report |

June 30, 2026

PES2155TSRAR_063026

I-2: PKAPX

PIMCO RAE US Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the energy sector contributed to relative performance versus the Russell 1000 Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Exposure to, and security selection in, the materials sector detracted from relative performance versus the Index, as the Fund was underweight in periods when the sector outperformed the Index, as the Fund was overweight when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index	Russell 1000® Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,031,600	$1,036,869	$1,029,040
8/31/16	$1,031,600	$1,038,324	$1,036,974
9/30/16	$1,034,659	$1,038,521	$1,034,817
10/31/16	$1,012,232	$1,019,577	$1,018,798
11/30/16	$1,068,298	$1,057,337	$1,076,982
12/31/16	$1,087,444	$1,078,236	$1,103,895
1/31/17	$1,098,179	$1,098,687	$1,111,755
2/28/17	$1,131,457	$1,142,311	$1,151,700
3/31/17	$1,126,090	$1,143,643	$1,139,965
4/30/17	$1,122,869	$1,155,389	$1,137,821
5/31/17	$1,118,575	$1,171,648	$1,136,706
6/30/17	$1,131,457	$1,178,961	$1,155,292
7/31/17	$1,151,854	$1,203,204	$1,170,645
8/31/17	$1,144,339	$1,206,887	$1,157,007
9/30/17	$1,180,838	$1,231,783	$1,191,278
10/31/17	$1,199,087	$1,260,527	$1,199,927
11/30/17	$1,240,953	$1,299,187	$1,236,668
12/31/17	$1,266,087	$1,313,632	$1,254,724
1/31/18	$1,327,460	$1,388,843	$1,303,231
2/28/18	$1,277,453	$1,337,654	$1,241,002
3/31/18	$1,246,766	$1,303,660	$1,219,173
4/30/18	$1,254,722	$1,308,662	$1,223,196
5/31/18	$1,272,907	$1,340,177	$1,230,462
6/30/18	$1,279,726	$1,348,426	$1,233,513
7/31/18	$1,327,460	$1,398,606	$1,282,336
8/31/18	$1,362,692	$1,444,180	$1,301,289
9/30/18	$1,369,511	$1,452,400	$1,303,865
10/31/18	$1,289,954	$1,353,128	$1,236,351
11/30/18	$1,305,866	$1,380,703	$1,273,269
12/31/18	$1,175,922	$1,256,038	$1,150,997
1/31/19	$1,270,481	$1,356,691	$1,240,579
2/28/19	$1,308,062	$1,400,252	$1,280,215
3/31/19	$1,310,486	$1,427,462	$1,288,357
4/30/19	$1,350,492	$1,485,259	$1,334,055
5/31/19	$1,246,235	$1,390,874	$1,248,276
6/30/19	$1,338,369	$1,488,897	$1,337,877
7/31/19	$1,352,916	$1,510,296	$1,348,968
8/31/19	$1,303,212	$1,486,372	$1,309,295
9/30/19	$1,355,341	$1,514,183	$1,356,010
10/31/19	$1,379,587	$1,546,980	$1,374,967
11/30/19	$1,424,442	$1,603,134	$1,417,481
12/31/19	$1,466,836	$1,651,519	$1,456,476
1/31/20	$1,429,942	$1,650,872	$1,425,148
2/29/20	$1,284,912	$1,514,974	$1,287,122
3/31/20	$1,058,462	$1,327,855	$1,067,166
4/30/20	$1,176,776	$1,498,077	$1,187,136
5/31/20	$1,217,486	$1,569,428	$1,227,820
6/30/20	$1,230,208	$1,600,639	$1,219,667
7/31/20	$1,274,735	$1,690,892	$1,267,880
8/31/20	$1,342,161	$1,812,434	$1,320,307
9/30/20	$1,301,451	$1,743,567	$1,287,880
10/31/20	$1,282,368	$1,697,199	$1,270,958
11/30/20	$1,468,108	$1,882,981	$1,441,914
12/31/20	$1,524,241	$1,955,379	$1,497,197
1/31/21	$1,575,443	$1,935,638	$1,483,483
2/28/21	$1,629,271	$1,989,013	$1,573,130
3/31/21	$1,738,239	$2,076,123	$1,665,693
4/30/21	$1,778,938	$2,186,923	$1,732,304
5/31/21	$1,828,827	$2,202,197	$1,772,736
6/30/21	$1,830,140	$2,253,607	$1,752,438
7/31/21	$1,814,385	$2,307,141	$1,766,440
8/31/21	$1,861,649	$2,377,291	$1,801,468
9/30/21	$1,781,564	$2,266,724	$1,738,759
10/31/21	$1,832,765	$2,425,535	$1,827,053
11/30/21	$1,827,514	$2,408,729	$1,762,668
12/31/21	$1,943,649	$2,516,678	$1,873,875
1/31/22	$1,936,407	$2,386,448	$1,830,232
2/28/22	$1,904,544	$2,314,994	$1,809,002
3/31/22	$1,959,580	$2,400,949	$1,860,070
4/30/22	$1,872,681	$2,191,581	$1,755,162
5/31/22	$1,919,027	$2,195,602	$1,789,282
6/30/22	$1,697,434	$2,014,369	$1,632,953
7/31/22	$1,810,403	$2,200,103	$1,741,234
8/31/22	$1,793,023	$2,110,378	$1,689,345
9/30/22	$1,640,949	$1,916,015	$1,541,206
10/31/22	$1,879,923	$2,071,139	$1,699,226
11/30/22	$1,987,098	$2,186,882	$1,805,411
12/31/22	$1,876,731	$2,060,886	$1,732,635
1/31/23	$1,976,824	$2,190,380	$1,822,420
2/28/23	$1,898,627	$2,136,937	$1,758,161
3/31/23	$1,923,650	$2,215,393	$1,750,056
4/30/23	$1,908,010	$2,249,972	$1,776,429
5/31/23	$1,842,325	$2,259,751	$1,707,913
6/30/23	$1,962,748	$2,409,065	$1,821,369
7/31/23	$2,034,690	$2,486,456	$1,885,409
8/31/23	$2,015,922	$2,446,868	$1,834,503
9/30/23	$1,972,132	$2,330,206	$1,763,709
10/31/23	$1,925,214	$2,281,210	$1,701,485
11/30/23	$2,056,585	$2,489,543	$1,829,862
12/31/23	$2,195,678	$2,602,645	$1,931,219
1/31/24	$2,214,087	$2,646,380	$1,933,227
2/29/24	$2,309,479	$2,787,685	$2,004,544
3/31/24	$2,468,464	$2,877,377	$2,104,751
4/30/24	$2,289,396	$2,759,852	$2,014,836
5/31/24	$2,399,850	$2,896,698	$2,078,706
6/30/24	$2,414,911	$3,000,638	$2,059,146
7/31/24	$2,488,547	$3,037,163	$2,164,409
8/31/24	$2,475,159	$3,110,834	$2,222,480
9/30/24	$2,506,956	$3,177,273	$2,253,328
10/31/24	$2,426,626	$3,148,460	$2,228,519
11/30/24	$2,590,633	$3,333,278	$2,370,832
12/31/24	$2,439,050	$3,253,818	$2,208,691
1/31/25	$2,551,362	$3,344,429	$2,310,909
2/28/25	$2,542,003	$3,300,790	$2,320,292
3/31/25	$2,433,434	$3,114,810	$2,255,857
4/30/25	$2,351,072	$3,093,688	$2,187,099
5/31/25	$2,454,025	$3,288,420	$2,263,910
6/30/25	$2,568,209	$3,455,644	$2,341,290
7/31/25	$2,558,850	$3,533,199	$2,354,729
8/31/25	$2,699,240	$3,604,823	$2,429,774
9/30/25	$2,805,937	$3,736,399	$2,466,075
10/31/25	$2,845,246	$3,823,882	$2,476,975
11/30/25	$2,916,377	$3,833,254	$2,542,764
12/31/25	$2,913,638	$3,835,601	$2,560,003
1/31/26	$3,065,164	$3,891,218	$2,676,842
2/28/26	$3,160,409	$3,861,645	$2,746,253
3/31/26	$3,147,421	$3,669,354	$2,613,773
4/30/26	$3,379,040	$4,054,367	$2,826,927
5/31/26	$3,578,189	$4,267,759	$2,910,236
6/30/26	$3,582,519	$4,227,117	$2,975,542

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	39.49%	14.38%	13.61%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,376,235
# of Portfolio Holdings	141
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$3,381
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Information Technology	22.7%
Energy	14.1%
Health Care	13.7%
Financials	10.6%
Industrials	9.2%
Consumer Discretionary	7.7%
Consumer Staples	7.4%
Communication Services	7.0%
Materials	4.5%
Real Estate	1.8%
Utilities	1.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.6%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PKAPX

PIMCO RAE US Fund

Annual Shareholder Report |

June 30, 2026

PES2156TSRAR_063026

Class A: PMJAX

PIMCO RAE US Small Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.90%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the real estate sector contributed to relative performance versus the Russell 2000 Value Index (the “Index”), as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to the utilities sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the health care sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/16	$9,627	$10,000	$10,000	$10,000
7/31/16	$10,145	$10,369	$10,539	$10,597
8/31/16	$10,332	$10,383	$10,801	$10,784
9/30/16	$10,425	$10,385	$10,887	$10,905
10/31/16	$10,031	$10,196	$10,529	$10,386
11/30/16	$11,275	$10,573	$11,926	$11,544
12/31/16	$11,646	$10,782	$12,419	$11,868
1/31/17	$11,614	$10,987	$12,330	$11,915
2/28/17	$11,688	$11,423	$12,508	$12,145
3/31/17	$11,583	$11,436	$12,402	$12,160
4/30/17	$11,656	$11,554	$12,451	$12,294
5/31/17	$11,289	$11,716	$12,064	$12,044
6/30/17	$11,583	$11,790	$12,485	$12,460
7/31/17	$11,667	$12,032	$12,565	$12,553
8/31/17	$11,384	$12,069	$12,256	$12,393
9/30/17	$12,212	$12,318	$13,123	$13,167
10/31/17	$12,285	$12,605	$13,141	$13,279
11/30/17	$12,694	$12,992	$13,521	$13,661
12/31/17	$12,671	$13,136	$13,392	$13,606
1/31/18	$12,825	$13,888	$13,557	$13,962
2/28/18	$12,167	$13,377	$12,879	$13,421
3/31/18	$12,386	$13,037	$13,038	$13,595
4/30/18	$12,529	$13,087	$13,264	$13,712
5/31/18	$13,187	$13,402	$14,036	$14,545
6/30/18	$13,417	$13,484	$14,121	$14,649
7/31/18	$13,691	$13,986	$14,370	$14,904
8/31/18	$14,118	$14,442	$14,713	$15,547
9/30/18	$13,767	$14,524	$14,348	$15,173
10/31/18	$12,529	$13,531	$13,063	$13,525
11/30/18	$12,671	$13,807	$13,274	$13,740
12/31/18	$11,153	$12,560	$11,669	$12,108
1/31/19	$12,365	$13,567	$12,945	$13,470
2/28/19	$12,824	$14,003	$13,449	$14,170
3/31/19	$12,412	$14,275	$13,061	$13,873
4/30/19	$12,800	$14,853	$13,555	$14,345
5/31/19	$11,659	$13,909	$12,448	$13,229
6/30/19	$12,471	$14,889	$13,241	$14,164
7/31/19	$12,600	$15,103	$13,262	$14,246
8/31/19	$11,942	$14,864	$12,522	$13,542
9/30/19	$12,506	$15,142	$13,165	$13,824
10/31/19	$12,730	$15,470	$13,484	$14,188
11/30/19	$13,024	$16,031	$13,799	$14,772
12/31/19	$13,357	$16,515	$14,282	$15,198
1/31/20	$12,797	$16,509	$13,512	$14,711
2/29/20	$11,461	$15,150	$12,199	$13,472
3/31/20	$8,360	$13,279	$9,189	$10,545
4/30/20	$9,493	$14,981	$10,323	$11,994
5/31/20	$10,030	$15,694	$10,619	$12,774
6/30/20	$10,352	$16,006	$10,927	$13,226
7/31/20	$10,733	$16,909	$11,152	$13,592
8/31/20	$11,318	$18,124	$11,753	$14,358
9/30/20	$10,698	$17,436	$11,206	$13,878
10/31/20	$10,948	$16,972	$11,607	$14,169
11/30/20	$13,107	$18,830	$13,848	$16,780
12/31/20	$14,218	$19,554	$14,944	$18,232
1/31/21	$15,548	$19,356	$15,731	$19,149
2/28/21	$17,127	$19,890	$17,209	$20,343
3/31/21	$17,935	$20,761	$18,108	$20,547
4/30/21	$18,301	$21,869	$18,474	$20,978
5/31/21	$19,448	$22,022	$19,049	$21,022
6/30/21	$20,375	$22,536	$18,934	$21,429
7/31/21	$18,809	$23,071	$18,256	$20,655
8/31/21	$19,331	$23,773	$18,745	$21,117
9/30/21	$19,461	$22,667	$18,369	$20,495
10/31/21	$20,362	$24,255	$19,070	$21,366
11/30/21	$19,188	$24,087	$18,418	$20,476
12/31/21	$19,870	$25,167	$19,170	$20,934
1/31/22	$19,585	$23,864	$18,052	$18,918
2/28/22	$20,330	$23,150	$18,351	$19,120
3/31/22	$20,812	$24,009	$18,710	$19,358
4/30/22	$19,563	$21,916	$17,258	$17,440
5/31/22	$20,001	$21,956	$17,589	$17,466
6/30/22	$17,526	$20,144	$15,851	$16,030
7/31/22	$19,125	$22,001	$17,386	$17,703
8/31/22	$18,687	$21,104	$16,836	$17,341
9/30/22	$16,474	$19,160	$15,121	$15,679
10/31/22	$19,366	$20,711	$17,024	$17,405
11/30/22	$20,352	$21,869	$17,544	$17,812
12/31/22	$18,858	$20,609	$16,393	$16,656
1/31/23	$20,662	$21,904	$17,958	$18,279
2/28/23	$19,796	$21,369	$17,544	$17,970
3/31/23	$18,954	$22,154	$16,286	$17,112
4/30/23	$18,377	$22,500	$15,879	$16,804
5/31/23	$17,848	$22,598	$15,567	$16,649
6/30/23	$19,796	$24,091	$16,804	$18,002
7/31/23	$21,191	$24,865	$18,072	$19,103
8/31/23	$20,614	$24,469	$17,202	$18,147
9/30/23	$20,301	$23,302	$16,307	$17,079
10/31/23	$19,267	$22,812	$15,334	$15,914
11/30/23	$20,518	$24,895	$16,714	$17,355
12/31/23	$22,581	$26,026	$18,794	$19,475
1/31/24	$22,484	$26,464	$17,941	$18,718
2/29/24	$23,752	$27,877	$18,527	$19,776
3/31/24	$25,069	$28,774	$19,340	$20,484
4/30/24	$23,801	$27,599	$18,107	$19,042
5/31/24	$25,313	$28,967	$18,954	$19,998
6/30/24	$24,776	$30,006	$18,635	$19,813
7/31/24	$26,629	$30,372	$20,906	$21,826
8/31/24	$26,020	$31,108	$20,513	$21,500
9/30/24	$26,678	$31,773	$20,526	$21,650
10/31/24	$26,337	$31,485	$20,205	$21,337
11/30/24	$29,336	$33,333	$22,154	$23,678
12/31/24	$27,429	$32,538	$20,308	$21,722
1/31/25	$28,259	$33,444	$20,725	$22,292
2/28/25	$26,248	$33,008	$19,932	$21,099
3/31/25	$25,116	$31,148	$18,736	$19,663
4/30/25	$24,010	$30,937	$17,984	$19,209
5/31/25	$24,991	$32,884	$18,739	$20,235
6/30/25	$25,720	$34,556	$19,666	$21,334
7/31/25	$25,946	$35,332	$20,014	$21,704
8/31/25	$27,681	$36,048	$21,709	$23,255
9/30/25	$28,033	$37,364	$22,145	$23,979
10/31/25	$27,806	$38,239	$22,201	$24,413
11/30/25	$28,887	$38,333	$22,824	$24,647
12/31/25	$29,054	$38,356	$22,866	$24,504
1/31/26	$29,971	$38,912	$24,435	$25,815
2/28/26	$30,600	$38,616	$24,905	$26,023
3/31/26	$29,316	$36,694	$23,999	$24,721
4/30/26	$32,512	$40,544	$26,317	$27,740
5/31/26	$33,691	$42,678	$27,051	$28,952
6/30/26	$35,080	$42,271	$28,124	$30,034

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	36.39%	11.48%	13.80%
Class A (including sales charge)	31.26%	10.63%	13.37%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 2000® Value Index	43.01%	8.24%	10.89%
Russell 2000® Index	40.78%	6.99%	11.63%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,785,500
# of Portfolio Holdings	332
Portfolio Turnover Rate	75%
Total Net Advisory Fees Paid During the Reporting Period	$10,536
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Industrials	19.7%
Consumer Discretionary	16.9%
Information Technology	15.6%
Financials	14.2%
Health Care	9.2%
Real Estate	6.3%
Energy	6.2%
Materials	4.8%
Communication Services	4.4%
Consumer Staples	1.8%
Utilities	0.4%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(3.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMJAX

PIMCO RAE US Small Fund

Annual Shareholder Report |

June 30, 2026

PES8023TSRAR_063026

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the real estate sector contributed to relative performance versus the Russell 2000 Value Index (the “Index”), as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to the utilities sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the health care sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,053,706	$1,036,869	$1,053,950	$1,059,710
8/31/16	$1,074,114	$1,038,324	$1,080,141	$1,078,446
9/30/16	$1,082,707	$1,038,521	$1,088,652	$1,090,460
10/31/16	$1,042,965	$1,019,577	$1,052,868	$1,038,619
11/30/16	$1,172,932	$1,057,337	$1,192,615	$1,154,436
12/31/16	$1,211,329	$1,078,236	$1,241,858	$1,186,783
1/31/17	$1,208,067	$1,098,687	$1,232,992	$1,191,459
2/28/17	$1,215,678	$1,142,311	$1,250,833	$1,214,454
3/31/17	$1,205,892	$1,143,643	$1,240,238	$1,216,045
4/30/17	$1,213,503	$1,155,389	$1,245,125	$1,229,385
5/31/17	$1,176,533	$1,171,648	$1,206,352	$1,204,379
6/30/17	$1,206,979	$1,178,961	$1,248,550	$1,246,015
7/31/17	$1,216,765	$1,203,204	$1,256,453	$1,255,272
8/31/17	$1,187,407	$1,206,887	$1,225,570	$1,239,305
9/30/17	$1,274,396	$1,231,783	$1,312,340	$1,316,650
10/31/17	$1,282,008	$1,260,527	$1,314,059	$1,327,868
11/30/17	$1,325,502	$1,299,187	$1,352,088	$1,366,137
12/31/17	$1,323,631	$1,313,632	$1,339,189	$1,360,618
1/31/18	$1,339,578	$1,388,843	$1,355,688	$1,396,171
2/28/18	$1,272,372	$1,337,654	$1,287,904	$1,342,111
3/31/18	$1,294,014	$1,303,660	$1,303,835	$1,359,465
4/30/18	$1,309,962	$1,308,662	$1,326,430	$1,371,224
5/31/18	$1,379,447	$1,340,177	$1,403,589	$1,454,458
6/30/18	$1,404,507	$1,348,426	$1,412,095	$1,464,886
7/31/18	$1,432,984	$1,398,606	$1,437,032	$1,490,419
8/31/18	$1,478,548	$1,444,180	$1,471,262	$1,554,671
9/30/18	$1,442,097	$1,452,400	$1,434,760	$1,517,281
10/31/18	$1,312,240	$1,353,128	$1,306,306	$1,352,474
11/30/18	$1,328,187	$1,380,703	$1,327,364	$1,373,965
12/31/18	$1,169,272	$1,256,038	$1,166,912	$1,210,752
1/31/19	$1,296,341	$1,356,691	$1,294,549	$1,346,961
2/28/19	$1,345,213	$1,400,252	$1,344,868	$1,416,990
3/31/19	$1,302,450	$1,427,462	$1,306,095	$1,387,332
4/30/19	$1,343,991	$1,485,259	$1,355,492	$1,434,460
5/31/19	$1,224,254	$1,390,874	$1,244,775	$1,322,902
6/30/19	$1,309,781	$1,488,897	$1,324,055	$1,416,405
7/31/19	$1,324,442	$1,510,296	$1,326,187	$1,424,563
8/31/19	$1,256,021	$1,486,372	$1,252,172	$1,354,232
9/30/19	$1,315,890	$1,514,183	$1,316,471	$1,382,414
10/31/19	$1,340,326	$1,546,980	$1,348,356	$1,418,827
11/30/19	$1,370,871	$1,603,134	$1,379,921	$1,477,226
12/31/19	$1,405,715	$1,651,519	$1,428,232	$1,519,814
1/31/20	$1,347,402	$1,650,872	$1,351,194	$1,471,074
2/29/20	$1,207,203	$1,514,974	$1,219,898	$1,347,239
3/31/20	$880,898	$1,327,855	$918,925	$1,054,538
4/30/20	$1,001,246	$1,498,077	$1,032,283	$1,199,378
5/31/20	$1,057,078	$1,569,428	$1,061,910	$1,277,422
6/30/20	$1,091,817	$1,600,639	$1,092,652	$1,322,579
7/31/20	$1,132,760	$1,690,892	$1,115,194	$1,359,188
8/31/20	$1,194,795	$1,812,434	$1,175,269	$1,435,764
9/30/20	$1,130,279	$1,743,567	$1,120,584	$1,387,810
10/31/20	$1,157,574	$1,697,199	$1,160,667	$1,416,871
11/30/20	$1,385,864	$1,882,981	$1,384,757	$1,678,028
12/31/20	$1,502,437	$1,955,379	$1,494,444	$1,823,178
1/31/21	$1,644,945	$1,935,638	$1,573,066	$1,914,920
2/28/21	$1,811,882	$1,989,013	$1,720,856	$2,034,277
3/31/21	$1,898,744	$2,076,123	$1,810,788	$2,054,701
4/30/21	$1,938,103	$2,186,923	$1,847,420	$2,097,850
5/31/21	$2,060,253	$2,202,197	$1,904,912	$2,102,171
6/30/21	$2,157,972	$2,253,607	$1,893,368	$2,142,890
7/31/21	$1,993,749	$2,307,141	$1,825,605	$2,065,510
8/31/21	$2,049,395	$2,377,291	$1,874,494	$2,111,716
9/30/21	$2,064,324	$2,266,724	$1,836,948	$2,049,463
10/31/21	$2,159,329	$2,425,535	$1,906,991	$2,136,647
11/30/21	$2,035,823	$2,408,729	$1,841,848	$2,047,613
12/31/21	$2,108,927	$2,516,678	$1,916,959	$2,093,356
1/31/22	$2,079,636	$2,386,448	$1,805,200	$1,891,829
2/28/22	$2,158,496	$2,314,994	$1,835,076	$1,912,015
3/31/22	$2,210,318	$2,400,949	$1,870,989	$1,935,819
4/30/22	$2,079,636	$2,191,581	$1,725,781	$1,743,960
5/31/22	$2,126,952	$2,195,602	$1,758,899	$1,746,594
6/30/22	$1,863,336	$2,014,369	$1,585,137	$1,602,954
7/31/22	$2,034,574	$2,200,103	$1,738,610	$1,770,302
8/31/22	$1,989,511	$2,110,378	$1,683,635	$1,734,082
9/30/22	$1,752,933	$1,916,015	$1,512,073	$1,567,887
10/31/22	$2,061,611	$2,071,139	$1,702,428	$1,740,496
11/30/22	$2,167,508	$2,186,882	$1,754,437	$1,781,154
12/31/22	$2,010,997	$2,060,886	$1,639,328	$1,665,557
1/31/23	$2,203,697	$2,190,380	$1,795,769	$1,827,899
2/28/23	$2,109,817	$2,136,937	$1,754,359	$1,797,026
3/31/23	$2,023,349	$2,215,393	$1,628,554	$1,711,164
4/30/23	$1,961,586	$2,249,972	$1,587,938	$1,680,397
5/31/23	$1,904,765	$2,259,751	$1,556,703	$1,664,870
6/30/23	$2,112,288	$2,409,065	$1,680,368	$1,800,224
7/31/23	$2,265,459	$2,486,456	$1,807,168	$1,910,308
8/31/23	$2,201,226	$2,446,868	$1,720,243	$1,814,735
9/30/23	$2,169,109	$2,330,206	$1,630,653	$1,707,902
10/31/23	$2,060,407	$2,281,210	$1,533,385	$1,591,423
11/30/23	$2,193,815	$2,489,543	$1,671,404	$1,735,463
12/31/23	$2,414,473	$2,602,645	$1,879,428	$1,947,501
1/31/24	$2,406,951	$2,646,380	$1,794,064	$1,871,763
2/29/24	$2,542,342	$2,787,685	$1,852,748	$1,977,593
3/31/24	$2,685,255	$2,877,377	$1,933,954	$2,048,390
4/30/24	$2,549,864	$2,759,852	$1,810,722	$1,904,225
5/31/24	$2,712,835	$2,896,698	$1,895,410	$1,999,760
6/30/24	$2,657,675	$3,000,638	$1,863,472	$1,981,262
7/31/24	$2,855,747	$3,037,163	$2,090,573	$2,182,558
8/31/24	$2,793,066	$3,110,834	$2,051,333	$2,149,951
9/30/24	$2,863,269	$3,177,273	$2,052,646	$2,164,979
10/31/24	$2,828,168	$3,148,460	$2,020,543	$2,133,716
11/30/24	$3,151,602	$3,333,278	$2,215,444	$2,367,764
12/31/24	$2,947,515	$3,253,818	$2,030,831	$2,172,210
1/31/25	$3,038,009	$3,344,429	$2,072,545	$2,229,166
2/28/25	$2,820,823	$3,300,790	$1,993,208	$2,109,928
3/31/25	$2,699,303	$3,114,810	$1,873,595	$1,966,305
4/30/25	$2,582,954	$3,093,688	$1,798,352	$1,920,883
5/31/25	$2,691,546	$3,288,420	$1,873,900	$2,023,458
6/30/25	$2,769,112	$3,455,644	$1,966,621	$2,133,433
7/31/25	$2,792,382	$3,533,199	$2,001,351	$2,170,448
8/31/25	$2,981,127	$3,604,823	$2,170,866	$2,325,527
9/30/25	$3,022,495	$3,736,399	$2,214,500	$2,397,874
10/31/25	$2,999,225	$3,823,882	$2,220,059	$2,441,252
11/30/25	$3,115,575	$3,833,254	$2,282,442	$2,464,712
12/31/25	$3,132,893	$3,835,601	$2,286,619	$2,450,417
1/31/26	$3,235,258	$3,891,218	$2,443,458	$2,581,538
2/28/26	$3,302,603	$3,861,645	$2,490,519	$2,602,294
3/31/26	$3,165,219	$3,669,354	$2,399,939	$2,472,127
4/30/26	$3,512,719	$4,054,367	$2,631,749	$2,773,999
5/31/26	$3,639,328	$4,267,759	$2,705,123	$2,895,222
6/30/26	$3,790,181	$4,227,117	$2,812,435	$3,003,417

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	36.87%	11.92%	14.25%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 2000® Value Index	43.01%	8.24%	10.89%
Russell 2000® Index	40.78%	6.99%	11.63%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,785,500
# of Portfolio Holdings	332
Portfolio Turnover Rate	75%
Total Net Advisory Fees Paid During the Reporting Period	$10,536
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Industrials	19.7%
Consumer Discretionary	16.9%
Information Technology	15.6%
Financials	14.2%
Health Care	9.2%
Real Estate	6.3%
Energy	6.2%
Materials	4.8%
Communication Services	4.4%
Consumer Staples	1.8%
Utilities	0.4%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(3.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Annual Shareholder Report |

June 30, 2026

PES2158TSRAR_063026

I-2: PMJPX

PIMCO RAE US Small Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$71	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the real estate sector contributed to relative performance versus the Russell 2000 Value Index (the “Index”), as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to the utilities sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the health care sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,053,821	$1,036,869	$1,053,950	$1,059,710
8/31/16	$1,073,197	$1,038,324	$1,080,141	$1,078,446
9/30/16	$1,082,885	$1,038,521	$1,088,652	$1,090,460
10/31/16	$1,043,057	$1,019,577	$1,052,868	$1,038,619
11/30/16	$1,172,228	$1,057,337	$1,192,615	$1,154,436
12/31/16	$1,211,385	$1,078,236	$1,241,858	$1,186,783
1/31/17	$1,208,117	$1,098,687	$1,232,992	$1,191,459
2/28/17	$1,215,743	$1,142,311	$1,250,833	$1,214,454
3/31/17	$1,204,849	$1,143,643	$1,240,238	$1,216,045
4/30/17	$1,212,475	$1,155,389	$1,245,125	$1,229,385
5/31/17	$1,175,436	$1,171,648	$1,206,352	$1,204,379
6/30/17	$1,205,938	$1,178,961	$1,248,550	$1,246,015
7/31/17	$1,215,743	$1,203,204	$1,256,453	$1,255,272
8/31/17	$1,186,330	$1,206,887	$1,225,570	$1,239,305
9/30/17	$1,272,390	$1,231,783	$1,312,340	$1,316,650
10/31/17	$1,281,105	$1,260,527	$1,314,059	$1,327,868
11/30/17	$1,323,591	$1,299,187	$1,352,088	$1,366,137
12/31/17	$1,321,158	$1,313,632	$1,339,189	$1,360,618
1/31/18	$1,337,130	$1,388,843	$1,355,688	$1,396,171
2/28/18	$1,269,817	$1,337,654	$1,287,904	$1,342,111
3/31/18	$1,292,635	$1,303,660	$1,303,835	$1,359,465
4/30/18	$1,307,467	$1,308,662	$1,326,430	$1,371,224
5/31/18	$1,377,061	$1,340,177	$1,403,589	$1,454,458
6/30/18	$1,402,161	$1,348,426	$1,412,095	$1,464,886
7/31/18	$1,429,543	$1,398,606	$1,437,032	$1,490,419
8/31/18	$1,475,178	$1,444,180	$1,471,262	$1,554,671
9/30/18	$1,438,670	$1,452,400	$1,434,760	$1,517,281
10/31/18	$1,309,749	$1,353,128	$1,306,306	$1,352,474
11/30/18	$1,324,580	$1,380,703	$1,327,364	$1,373,965
12/31/18	$1,166,607	$1,256,038	$1,166,912	$1,210,752
1/31/19	$1,293,917	$1,356,691	$1,294,549	$1,346,961
2/28/19	$1,341,659	$1,400,252	$1,344,868	$1,416,990
3/31/19	$1,298,814	$1,427,462	$1,306,095	$1,387,332
4/30/19	$1,340,435	$1,485,259	$1,355,492	$1,434,460
5/31/19	$1,221,693	$1,390,874	$1,244,775	$1,322,902
6/30/19	$1,306,159	$1,488,897	$1,324,055	$1,416,405
7/31/19	$1,320,848	$1,510,296	$1,326,187	$1,424,563
8/31/19	$1,252,296	$1,486,372	$1,252,172	$1,354,232
9/30/19	$1,311,055	$1,514,183	$1,316,471	$1,382,414
10/31/19	$1,335,538	$1,546,980	$1,348,356	$1,418,827
11/30/19	$1,366,142	$1,603,134	$1,379,921	$1,477,226
12/31/19	$1,401,451	$1,651,519	$1,428,232	$1,519,814
1/31/20	$1,343,057	$1,650,872	$1,351,194	$1,471,074
2/29/20	$1,202,663	$1,514,974	$1,219,898	$1,347,239
3/31/20	$878,392	$1,327,855	$918,925	$1,054,538
4/30/20	$996,422	$1,498,077	$1,032,283	$1,199,378
5/31/20	$1,053,573	$1,569,428	$1,061,910	$1,277,422
6/30/20	$1,088,361	$1,600,639	$1,092,652	$1,322,579
7/31/20	$1,128,118	$1,690,892	$1,115,194	$1,359,188
8/31/20	$1,188,997	$1,812,434	$1,175,269	$1,435,764
9/30/20	$1,125,633	$1,743,567	$1,120,584	$1,387,810
10/31/20	$1,151,724	$1,697,199	$1,160,667	$1,416,871
11/30/20	$1,379,087	$1,882,981	$1,384,757	$1,678,028
12/31/20	$1,496,343	$1,955,379	$1,494,444	$1,823,178
1/31/21	$1,636,328	$1,935,638	$1,573,066	$1,914,920
2/28/21	$1,803,494	$1,989,013	$1,720,856	$2,034,277
3/31/21	$1,889,116	$2,076,123	$1,810,788	$2,054,701
4/30/21	$1,928,529	$2,186,923	$1,847,420	$2,097,850
5/31/21	$2,049,487	$2,202,197	$1,904,912	$2,102,171
6/30/21	$2,147,341	$2,253,607	$1,893,368	$2,142,890
7/31/21	$1,982,893	$2,307,141	$1,825,605	$2,065,510
8/31/21	$2,038,615	$2,377,291	$1,874,494	$2,111,716
9/30/21	$2,053,565	$2,266,724	$1,836,948	$2,049,463
10/31/21	$2,148,700	$2,425,535	$1,906,991	$2,136,647
11/30/21	$2,025,024	$2,408,729	$1,841,848	$2,047,613
12/31/21	$2,096,106	$2,516,678	$1,916,959	$2,093,356
1/31/22	$2,068,913	$2,386,448	$1,805,200	$1,891,829
2/28/22	$2,145,959	$2,314,994	$1,835,076	$1,912,015
3/31/22	$2,198,079	$2,400,949	$1,870,989	$1,935,819
4/30/22	$2,068,913	$2,191,581	$1,725,781	$1,743,960
5/31/22	$2,114,234	$2,195,602	$1,758,899	$1,746,594
6/30/22	$1,853,637	$2,014,369	$1,585,137	$1,602,954
7/31/22	$2,023,592	$2,200,103	$1,738,610	$1,770,302
8/31/22	$1,976,005	$2,110,378	$1,683,635	$1,734,082
9/30/22	$1,742,600	$1,916,015	$1,512,073	$1,567,887
10/31/22	$2,048,519	$2,071,139	$1,702,428	$1,740,496
11/30/22	$2,155,023	$2,186,882	$1,754,437	$1,781,154
12/31/22	$1,999,254	$2,060,886	$1,639,328	$1,665,557
1/31/23	$2,190,725	$2,190,380	$1,795,769	$1,827,899
2/28/23	$2,098,719	$2,136,937	$1,754,359	$1,797,026
3/31/23	$2,009,200	$2,215,393	$1,628,554	$1,711,164
4/30/23	$1,949,521	$2,249,972	$1,587,938	$1,680,397
5/31/23	$1,892,328	$2,259,751	$1,556,703	$1,664,870
6/30/23	$2,098,719	$2,409,065	$1,680,368	$1,800,224
7/31/23	$2,250,404	$2,486,456	$1,807,168	$1,910,308
8/31/23	$2,185,751	$2,446,868	$1,720,243	$1,814,735
9/30/23	$2,153,425	$2,330,206	$1,630,653	$1,707,902
10/31/23	$2,046,500	$2,281,210	$1,533,385	$1,591,423
11/30/23	$2,178,291	$2,489,543	$1,671,404	$1,735,463
12/31/23	$2,396,999	$2,602,645	$1,879,428	$1,947,501
1/31/24	$2,389,430	$2,646,380	$1,794,064	$1,871,763
2/29/24	$2,523,157	$2,787,685	$1,852,748	$1,977,593
3/31/24	$2,664,454	$2,877,377	$1,933,954	$2,048,390
4/30/24	$2,530,727	$2,759,852	$1,810,722	$1,904,225
5/31/24	$2,692,209	$2,896,698	$1,895,410	$1,999,760
6/30/24	$2,636,699	$3,000,638	$1,863,472	$1,981,262
7/31/24	$2,833,505	$3,037,163	$2,090,573	$2,182,558
8/31/24	$2,770,427	$3,110,834	$2,051,333	$2,149,951
9/30/24	$2,838,552	$3,177,273	$2,052,646	$2,164,979
10/31/24	$2,805,751	$3,148,460	$2,020,543	$2,133,716
11/30/24	$3,126,192	$3,333,278	$2,215,444	$2,367,764
12/31/24	$2,922,041	$3,253,818	$2,030,831	$2,172,210
1/31/25	$3,013,110	$3,344,429	$2,072,545	$2,229,166
2/28/25	$2,797,145	$3,300,790	$1,993,208	$2,109,928
3/31/25	$2,677,453	$3,114,810	$1,873,595	$1,966,305
4/30/25	$2,562,965	$3,093,688	$1,798,352	$1,920,883
5/31/25	$2,667,045	$3,288,420	$1,873,900	$2,023,458
6/30/25	$2,745,105	$3,455,644	$1,966,621	$2,133,433
7/31/25	$2,768,523	$3,533,199	$2,001,351	$2,170,448
8/31/25	$2,955,867	$3,604,823	$2,170,866	$2,325,527
9/30/25	$2,994,896	$3,736,399	$2,214,500	$2,397,874
10/31/25	$2,971,479	$3,823,882	$2,220,059	$2,441,252
11/30/25	$3,085,966	$3,833,254	$2,282,442	$2,464,712
12/31/25	$3,104,589	$3,835,601	$2,286,619	$2,450,417
1/31/26	$3,204,912	$3,891,218	$2,443,458	$2,581,538
2/28/26	$3,269,986	$3,861,645	$2,490,519	$2,602,294
3/31/26	$3,134,414	$3,669,354	$2,399,939	$2,472,127
4/30/26	$3,478,766	$4,054,367	$2,631,749	$2,773,999
5/31/26	$3,606,203	$4,267,759	$2,705,123	$2,895,222
6/30/26	$3,755,332	$4,227,117	$2,812,435	$3,003,417

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	36.80%	11.83%	14.15%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 2000® Value Index	43.01%	8.24%	10.89%
Russell 2000® Index	40.78%	6.99%	11.63%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,785,500
# of Portfolio Holdings	332
Portfolio Turnover Rate	75%
Total Net Advisory Fees Paid During the Reporting Period	$10,536
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Industrials	19.7%
Consumer Discretionary	16.9%
Information Technology	15.6%
Financials	14.2%
Health Care	9.2%
Real Estate	6.3%
Energy	6.2%
Materials	4.8%
Communication Services	4.4%
Consumer Staples	1.8%
Utilities	0.4%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(3.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMJPX

PIMCO RAE US Small Fund

Annual Shareholder Report |

June 30, 2026

PES2159TSRAR_063026

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

MFEM | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$58	0.49%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the consumer discretionary sector contributed to relative performance versus the MSCI Emerging Markets Index (the “Index”), as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the communication services sector contributed to relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Security selection in the financials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the materials sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	MSCI Emerging Markets Index	RAFI Dynamic Multi-Factor Emerging Markets Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$9,812	$9,960	$9,826
10/31/17	$10,052	$10,309	$10,094
11/30/17	$10,052	$10,330	$10,077
12/31/17	$10,434	$10,701	$10,479
1/31/18	$11,163	$11,593	$11,211
2/28/18	$10,654	$11,058	$10,744
3/31/18	$10,534	$10,853	$10,524
4/30/18	$10,367	$10,805	$10,453
5/31/18	$10,003	$10,422	$10,063
6/30/18	$9,601	$9,989	$9,652
7/31/18	$9,993	$10,208	$10,038
8/31/18	$9,670	$9,932	$9,714
9/30/18	$9,795	$9,879	$9,848
10/31/18	$9,027	$9,019	$9,063
11/30/18	$9,271	$9,391	$9,295
12/31/18	$9,105	$9,142	$9,136
1/31/19	$9,798	$9,942	$9,802
2/28/19	$9,707	$9,965	$9,754
3/31/19	$9,716	$10,048	$9,757
4/30/19	$9,879	$10,260	$9,928
5/31/19	$9,502	$9,515	$9,558
6/30/19	$10,036	$10,109	$10,085
7/31/19	$9,790	$9,986	$9,901
8/31/19	$9,382	$9,499	$9,451
9/30/19	$9,598	$9,680	$9,668
10/31/19	$9,897	$10,088	$9,984
11/30/19	$9,814	$10,074	$9,899
12/31/19	$10,470	$10,826	$10,536
1/31/20	$9,836	$10,321	$9,968
2/29/20	$9,130	$9,777	$9,148
3/31/20	$7,393	$8,271	$7,481
4/30/20	$8,158	$9,029	$8,263
5/31/20	$8,438	$9,098	$8,470
6/30/20	$8,845	$9,767	$8,907
7/31/20	$9,587	$10,640	$9,702
8/31/20	$9,673	$10,875	$9,791
9/30/20	$9,579	$10,700	$9,659
10/31/20	$9,630	$10,921	$9,717
11/30/20	$10,654	$11,931	$10,780
12/31/20	$11,728	$12,808	$11,903
1/31/21	$12,017	$13,201	$12,238
2/28/21	$12,276	$13,302	$12,487
3/31/21	$12,440	$13,101	$12,616
4/30/21	$12,885	$13,427	$13,185
5/31/21	$13,230	$13,738	$13,646
6/30/21	$13,412	$13,762	$13,670
7/31/21	$12,956	$12,836	$13,207
8/31/21	$13,238	$13,172	$13,565
9/30/21	$12,839	$12,648	$13,241
10/31/21	$12,940	$12,773	$13,215
11/30/21	$12,332	$12,252	$12,639
12/31/21	$13,032	$12,482	$13,418
1/31/22	$12,842	$12,246	$13,107
2/28/22	$12,169	$11,880	$12,622
3/31/22	$11,838	$11,612	$12,315
4/30/22	$11,201	$10,966	$11,719
5/31/22	$11,325	$11,014	$11,795
6/30/22	$10,327	$10,282	$10,682
7/31/22	$10,436	$10,257	$10,787
8/31/22	$10,453	$10,300	$10,918
9/30/22	$9,468	$9,092	$9,886
10/31/22	$9,501	$8,810	$9,859
11/30/22	$10,734	$10,117	$11,087
12/31/22	$10,502	$9,974	$10,937
1/31/23	$11,145	$10,762	$11,553
2/28/23	$10,598	$10,064	$11,037
3/31/23	$10,863	$10,369	$11,297
4/30/23	$10,953	$10,252	$11,386
5/31/23	$10,669	$10,079	$11,118
6/30/23	$11,152	$10,462	$11,588
7/31/23	$11,916	$11,113	$12,418
8/31/23	$11,261	$10,429	$11,756
9/30/23	$11,102	$10,156	$11,608
10/31/23	$10,605	$9,761	$11,053
11/30/23	$11,475	$10,543	$12,016
12/31/23	$12,009	$10,955	$12,634
1/31/24	$11,652	$10,446	$12,279
2/29/24	$12,115	$10,943	$12,763
3/31/24	$12,240	$11,214	$12,907
4/30/24	$12,259	$11,264	$12,978
5/31/24	$12,675	$11,328	$13,322
6/30/24	$12,934	$11,775	$13,657
7/31/24	$12,915	$11,810	$13,583
8/31/24	$12,959	$12,001	$13,761
9/30/24	$13,558	$12,802	$14,475
10/31/24	$12,967	$12,233	$13,819
11/30/24	$12,790	$11,793	$13,492
12/31/24	$12,600	$11,777	$13,415
1/31/25	$12,607	$11,987	$13,422
2/28/25	$12,494	$12,045	$13,247
3/31/25	$12,660	$12,122	$13,365
4/30/25	$12,752	$12,281	$13,514
5/31/25	$13,346	$12,805	$14,209
6/30/25	$14,159	$13,575	$15,021
7/31/25	$14,293	$13,839	$15,273
8/31/25	$14,623	$14,017	$15,550
9/30/25	$15,087	$15,020	$16,062
10/31/25	$15,542	$15,647	$16,609
11/30/25	$15,474	$15,273	$16,491
12/31/25	$15,841	$15,730	$16,950
1/31/26	$17,333	$17,122	$18,660
2/28/26	$18,833	$18,063	$20,235
3/31/26	$16,843	$15,704	$17,588
4/30/26	$18,946	$18,014	$20,105
5/31/26	$20,502	$19,759	$21,990
6/30/26	$19,323	$19,481	$20,468

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	36.47%	7.58%	7.75%
MSCI Emerging Markets Index	43.51%	7.20%	7.84%
RAFI Dynamic Multi-Factor Emerging Markets Index	36.26%	8.41%	8.45%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$149,915
# of Portfolio Holdings	697
Portfolio Turnover Rate	56%
Total Net Management Fees Paid During the Reporting Period	$596
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Taiwan	28.7%
China	22.7%
South Korea	20.6%
India	5.0%
Brazil	4.4%
Thailand	4.0%
South Africa	3.3%
Mexico	2.1%
Hong Kong	1.4%
Malaysia	1.1%
Saudi Arabia	1.0%
Other Countries	5.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

Annual Shareholder Report |

June 30, 2026

MFEM | Principal Listing Exchange: NYSE Arca

RAFI15672TSRAR_063026

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

MFDX | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor International Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$43	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the MSCI EAFE Index (the “Index”), as the sector and the Fund’s holdings outperformed the Index.

  Security selection in the industrials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the health care sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index.

  Overweight exposure to the communication services sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Overweight exposure to, and security selection in, the real estate sector detracted from relative performance versus the Index, as the sector and the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	MSCI EAFE Index	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,276	$10,249	$10,294
10/31/17	$10,440	$10,404	$10,457
11/30/17	$10,544	$10,514	$10,587
12/31/17	$10,716	$10,682	$10,800
1/31/18	$11,220	$11,218	$11,292
2/28/18	$10,664	$10,712	$10,794
3/31/18	$10,600	$10,519	$10,602
4/30/18	$10,777	$10,759	$10,876
5/31/18	$10,596	$10,517	$10,681
6/30/18	$10,422	$10,389	$10,509
7/31/18	$10,647	$10,644	$10,708
8/31/18	$10,440	$10,439	$10,520
9/30/18	$10,558	$10,529	$10,630
10/31/18	$9,759	$9,691	$9,826
11/30/18	$9,772	$9,679	$9,808
12/31/18	$9,263	$9,209	$9,317
1/31/19	$9,876	$9,814	$9,938
2/28/19	$10,045	$10,065	$10,130
3/31/19	$10,128	$10,128	$10,198
4/30/19	$10,294	$10,413	$10,349
5/31/19	$9,858	$9,913	$9,929
6/30/19	$10,361	$10,501	$10,443
7/31/19	$10,172	$10,367	$10,339
8/31/19	$10,096	$10,099	$10,184
9/30/19	$10,360	$10,388	$10,443
10/31/19	$10,673	$10,762	$10,785
11/30/19	$10,791	$10,883	$10,893
12/31/19	$11,087	$11,237	$11,227
1/31/20	$10,852	$11,002	$11,040
2/29/20	$9,982	$10,007	$10,014
3/31/20	$8,468	$8,672	$8,588
4/30/20	$9,049	$9,232	$9,198
5/31/20	$9,555	$9,634	$9,630
6/30/20	$9,804	$9,962	$9,884
7/31/20	$10,067	$10,194	$10,187
8/31/20	$10,533	$10,718	$10,694
9/30/20	$10,356	$10,440	$10,483
10/31/20	$10,006	$10,023	$10,127
11/30/20	$11,289	$11,577	$11,505
12/31/20	$11,889	$12,115	$12,084
1/31/21	$11,758	$11,986	$12,015
2/28/21	$11,989	$12,255	$12,226
3/31/21	$12,327	$12,536	$12,565
4/30/21	$12,654	$12,914	$12,911
5/31/21	$13,146	$13,335	$13,387
6/30/21	$12,928	$13,185	$13,161
7/31/21	$12,998	$13,284	$13,198
8/31/21	$13,192	$13,518	$13,432
9/30/21	$12,880	$13,126	$13,182
10/31/21	$13,206	$13,449	$13,429
11/30/21	$12,562	$12,823	$12,749
12/31/21	$13,193	$13,479	$13,424
1/31/22	$13,028	$12,828	$13,137
2/28/22	$12,804	$12,601	$13,072
3/31/22	$12,750	$12,682	$13,105
4/30/22	$12,094	$11,862	$12,422
5/31/22	$12,436	$11,951	$12,672
6/30/22	$11,299	$10,842	$11,461
7/31/22	$11,713	$11,382	$11,859
8/31/22	$11,190	$10,841	$11,451
9/30/22	$10,113	$9,827	$10,330
10/31/22	$10,710	$10,356	$10,906
11/30/22	$11,939	$11,522	$11,951
12/31/22	$11,824	$11,531	$12,018
1/31/23	$12,663	$12,465	$12,825
2/28/23	$12,428	$12,205	$12,682
3/31/23	$12,681	$12,507	$12,868
4/30/23	$13,014	$12,861	$13,205
5/31/23	$12,402	$12,316	$12,539
6/30/23	$13,019	$12,877	$13,175
7/31/23	$13,441	$13,294	$13,652
8/31/23	$13,047	$12,784	$13,248
9/30/23	$12,667	$12,348	$12,878
10/31/23	$12,233	$11,847	$12,318
11/30/23	$13,207	$12,947	$13,396
12/31/23	$13,851	$13,634	$14,068
1/31/24	$13,760	$13,713	$14,114
2/29/24	$14,027	$13,964	$14,246
3/31/24	$14,541	$14,423	$14,797
4/30/24	$14,111	$14,054	$14,400
5/31/24	$14,814	$14,598	$14,961
6/30/24	$14,426	$14,362	$14,641
7/31/24	$15,007	$14,784	$15,244
8/31/24	$15,453	$15,265	$15,683
9/30/24	$15,666	$15,406	$15,915
10/31/24	$14,883	$14,568	$15,116
11/30/24	$15,000	$14,485	$15,167
12/31/24	$14,497	$14,156	$14,726
1/31/25	$15,096	$14,900	$15,349
2/28/25	$15,498	$15,189	$15,644
3/31/25	$15,689	$15,127	$15,825
4/30/25	$16,549	$15,820	$16,757
5/31/25	$17,265	$16,544	$17,485
6/30/25	$17,715	$16,908	$17,886
7/31/25	$17,391	$16,671	$17,722
8/31/25	$18,225	$17,382	$18,523
9/30/25	$18,559	$17,715	$18,815
10/31/25	$18,614	$17,923	$18,905
11/30/25	$18,986	$18,034	$19,297
12/31/25	$19,448	$18,575	$19,807
1/31/26	$20,492	$19,545	$20,911
2/28/26	$21,753	$20,449	$22,198
3/31/26	$20,142	$18,345	$20,154
4/30/26	$21,191	$19,711	$21,488
5/31/26	$21,527	$20,316	$21,952
6/30/26	$21,236	$20,330	$21,552

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	19.88%	10.44%	8.90%
MSCI EAFE Index	20.23%	9.05%	8.37%
RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	20.49%	10.37%	9.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$449,939
# of Portfolio Holdings	1,295
Portfolio Turnover Rate	35%
Total Net Management Fees Paid During the Reporting Period	$1,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Japan	26.8%
United Kingdom	12.1%
Switzerland	8.2%
Canada	8.0%
France	5.9%
Germany	5.8%
Netherlands	4.8%
Spain	4.7%
Australia	4.3%
Italy	3.8%
Sweden	2.7%
Other Countries	11.9%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

Annual Shareholder Report |

June 30, 2026

MFDX | Principal Listing Exchange: NYSE Arca

RAFI15673TSRAR_063026

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

MFUS | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$33	0.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the information technology sector contributed to relative performance versus the S&P 500 Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Security selection in the financials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer staples sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Security selection in the utilities sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	S&P 500 Index	RAFI Dynamic Multi-Factor U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,332	$10,206	$10,337
10/31/17	$10,516	$10,444	$10,524
11/30/17	$10,940	$10,765	$10,955
12/31/17	$11,111	$10,884	$11,135
1/31/18	$11,721	$11,508	$11,748
2/28/18	$11,240	$11,084	$11,268
3/31/18	$11,030	$10,802	$11,056
4/30/18	$11,103	$10,843	$11,137
5/31/18	$11,334	$11,104	$11,370
6/30/18	$11,443	$11,173	$11,483
7/31/18	$11,746	$11,589	$11,793
8/31/18	$12,092	$11,966	$12,145
9/30/18	$12,153	$12,034	$12,210
10/31/18	$11,317	$11,212	$11,368
11/30/18	$11,472	$11,440	$11,526
12/31/18	$10,379	$10,407	$10,432
1/31/19	$11,174	$11,241	$11,234
2/28/19	$11,524	$11,602	$11,587
3/31/19	$11,660	$11,828	$11,733
4/30/19	$11,969	$12,307	$12,047
5/31/19	$11,312	$11,524	$11,389
6/30/19	$12,073	$12,337	$12,160
7/31/19	$12,222	$12,514	$12,315
8/31/19	$12,201	$12,316	$12,295
9/30/19	$12,450	$12,546	$12,551
10/31/19	$12,513	$12,818	$12,616
11/30/19	$12,845	$13,283	$12,959
12/31/19	$13,103	$13,684	$13,221
1/31/20	$12,910	$13,679	$13,030
2/29/20	$11,756	$12,553	$11,865
3/31/20	$9,929	$11,002	$10,009
4/30/20	$11,083	$12,413	$11,187
5/31/20	$11,650	$13,004	$11,758
6/30/20	$11,735	$13,263	$11,850
7/31/20	$12,314	$14,010	$12,440
8/31/20	$13,051	$15,017	$13,194
9/30/20	$12,698	$14,447	$12,837
10/31/20	$12,450	$14,063	$12,593
11/30/20	$13,982	$15,602	$14,149
12/31/20	$14,485	$16,202	$14,669
1/31/21	$14,434	$16,038	$14,619
2/28/21	$14,918	$16,481	$15,117
3/31/21	$15,579	$17,202	$15,791
4/30/21	$16,211	$18,120	$16,438
5/31/21	$16,598	$18,247	$16,838
6/30/21	$16,783	$18,673	$17,033
7/31/21	$16,791	$19,116	$17,046
8/31/21	$17,115	$19,698	$17,383
9/30/21	$16,597	$18,782	$16,856
10/31/21	$17,454	$20,097	$17,735
11/30/21	$17,138	$19,958	$17,415
12/31/21	$17,953	$20,853	$18,255
1/31/22	$17,435	$19,774	$17,728
2/28/22	$17,305	$19,182	$17,600
3/31/22	$17,931	$19,894	$18,246
4/30/22	$17,066	$18,159	$17,372
5/31/22	$17,350	$18,192	$17,667
6/30/22	$15,834	$16,691	$16,114
7/31/22	$16,816	$18,230	$17,125
8/31/22	$16,456	$17,486	$16,758
9/30/22	$15,003	$15,876	$15,274
10/31/22	$16,904	$17,161	$17,226
11/30/22	$17,796	$18,120	$18,139
12/31/22	$16,943	$17,076	$17,268
1/31/23	$17,668	$18,149	$18,006
2/28/23	$17,108	$17,706	$17,442
3/31/23	$17,032	$18,356	$17,365
4/30/23	$17,116	$18,643	$17,452
5/31/23	$16,429	$18,724	$16,752
6/30/23	$17,608	$19,961	$17,959
7/31/23	$18,164	$20,602	$18,528
8/31/23	$17,886	$20,274	$18,257
9/30/23	$17,221	$19,308	$17,578
10/31/23	$16,694	$18,902	$17,042
11/30/23	$17,989	$20,628	$18,371
12/31/23	$19,014	$21,565	$19,428
1/31/24	$19,418	$21,927	$19,846
2/29/24	$20,493	$23,098	$20,945
3/31/24	$21,386	$23,841	$21,859
4/30/24	$20,276	$22,868	$20,730
5/31/24	$21,113	$24,001	$21,588
6/30/24	$21,582	$24,863	$22,072
7/31/24	$22,231	$25,165	$22,737
8/31/24	$22,715	$25,776	$23,253
9/30/24	$23,089	$26,326	$23,639
10/31/24	$22,760	$26,087	$23,294
11/30/24	$24,061	$27,619	$24,623
12/31/24	$22,838	$26,960	$23,372
1/31/25	$23,828	$27,711	$24,400
2/28/25	$24,067	$27,350	$24,645
3/31/25	$23,114	$25,809	$23,670
4/30/25	$22,860	$25,634	$23,410
5/31/25	$23,849	$27,247	$24,424
6/30/25	$24,700	$28,633	$25,294
7/31/25	$24,690	$29,275	$25,287
8/31/25	$25,466	$29,869	$26,090
9/30/25	$26,102	$30,959	$26,756
10/31/25	$25,971	$31,684	$26,636
11/30/25	$26,432	$31,762	$27,112
12/31/25	$26,465	$31,781	$27,156
1/31/26	$27,574	$32,242	$28,312
2/28/26	$28,509	$31,997	$29,282
3/31/26	$27,340	$30,403	$28,083
4/30/26	$29,359	$33,594	$30,161
5/31/26	$30,529	$35,362	$31,381
6/30/26	$31,544	$35,025	$32,438

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	27.71%	13.45%	13.89%
S&P 500 Index	22.32%	13.41%	15.25%
RAFI Dynamic Multi-Factor U.S. Index	28.25%	13.75%	14.26%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$290,046
# of Portfolio Holdings	883
Portfolio Turnover Rate	35%
Total Net Management Fees Paid During the Reporting Period	$634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Information Technology	25.6%
Health Care	14.4%
Industrials	13.0%
Financials	11.3%
Consumer Staples	9.3%
Consumer Discretionary	8.7%
Energy	6.5%
Communication Services	4.5%
Materials	3.2%
Real Estate	2.0%
Utilities	1.3%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

Annual Shareholder Report |

June 30, 2026

MFUS | Principal Listing Exchange: NYSE Arca

RAFI15671TSRAR_063026

PIMCO RAFI ESG U.S. ETF

RAFE | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO RAFI ESG U.S. ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI ESG U.S. ETF	$33	0.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the information technology sector contributed to relative performance versus the S&P 500 Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Security selection in the financials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

  Underweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer staples sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO RAFI ESG U.S. ETF (at NAV)	S&P 500 Index	RAFI ESG US Index
12/18/19	$10,000	$10,000	$10,000
12/31/19	$10,100	$10,129	$10,099
1/31/20	$9,796	$10,125	$9,799
2/29/20	$8,859	$9,292	$8,861
3/31/20	$7,510	$8,144	$7,508
4/30/20	$8,335	$9,188	$8,335
5/31/20	$8,650	$9,626	$8,657
6/30/20	$8,658	$9,817	$8,666
7/31/20	$8,931	$10,371	$8,943
8/31/20	$9,375	$11,116	$9,392
9/30/20	$9,180	$10,694	$9,197
10/31/20	$8,979	$10,409	$8,998
11/30/20	$10,216	$11,549	$10,247
12/31/20	$10,647	$11,993	$10,683
1/31/21	$10,655	$11,872	$10,694
2/28/21	$11,223	$12,199	$11,270
3/31/21	$12,010	$12,733	$12,069
4/30/21	$12,432	$13,413	$12,498
5/31/21	$12,791	$13,507	$12,863
6/30/21	$12,696	$13,822	$12,770
7/31/21	$12,833	$14,150	$12,912
8/31/21	$13,090	$14,581	$13,172
9/30/21	$12,596	$13,902	$12,678
10/31/21	$13,291	$14,876	$13,385
11/30/21	$13,083	$14,773	$13,174
12/31/21	$13,866	$15,435	$13,973
1/31/22	$13,481	$14,637	$13,586
2/28/22	$13,025	$14,198	$13,125
3/31/22	$13,180	$14,726	$13,289
4/30/22	$12,415	$13,441	$12,515
5/31/22	$12,600	$13,466	$12,708
6/30/22	$11,588	$12,355	$11,682
7/31/22	$12,229	$13,494	$12,334
8/31/22	$11,786	$12,943	$11,887
9/30/22	$10,725	$11,751	$10,813
10/31/22	$11,870	$12,703	$11,981
11/30/22	$12,626	$13,413	$12,751
12/31/22	$11,947	$12,640	$12,065
1/31/23	$12,545	$13,434	$12,666
2/28/23	$12,156	$13,106	$12,271
3/31/23	$12,362	$13,588	$12,488
4/30/23	$12,512	$13,800	$12,643
5/31/23	$12,310	$13,860	$12,439
6/30/23	$13,058	$14,775	$13,203
7/31/23	$13,468	$15,250	$13,620
8/31/23	$13,057	$15,007	$13,209
9/30/23	$12,557	$14,292	$12,703
10/31/23	$12,353	$13,991	$12,500
11/30/23	$13,468	$15,269	$13,619
12/31/23	$14,183	$15,963	$14,349
1/31/24	$14,323	$16,231	$14,494
2/29/24	$14,903	$17,098	$15,080
3/31/24	$15,496	$17,648	$15,687
4/30/24	$14,563	$16,927	$14,746
5/31/24	$15,132	$17,766	$15,331
6/30/24	$15,430	$18,404	$15,639
7/31/24	$15,778	$18,628	$15,991
8/31/24	$16,082	$19,080	$16,303
9/30/24	$16,381	$19,487	$16,609
10/31/24	$16,063	$19,310	$16,281
11/30/24	$16,868	$20,444	$17,100
12/31/24	$16,125	$19,956	$16,343
1/31/25	$16,676	$20,512	$16,908
2/28/25	$16,876	$20,245	$17,114
3/31/25	$16,152	$19,104	$16,378
4/30/25	$15,670	$18,974	$15,897
5/31/25	$16,246	$20,169	$16,487
6/30/25	$17,022	$21,194	$17,274
7/31/25	$16,977	$21,670	$17,237
8/31/25	$17,716	$22,109	$17,987
9/30/25	$18,254	$22,916	$18,540
10/31/25	$18,497	$23,453	$18,785
11/30/25	$18,830	$23,510	$19,132
12/31/25	$18,969	$23,525	$19,279
1/31/26	$19,304	$23,866	$19,625
2/28/26	$19,756	$23,684	$20,090
3/31/26	$18,820	$22,505	$19,136
4/30/26	$20,223	$24,866	$20,576
5/31/26	$21,367	$26,175	$21,757
6/30/26	$21,749	$25,926	$22,163

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 12/18/19
PIMCO RAFI ESG U.S. ETF (at NAV)	27.77%	11.37%	12.63%
S&P 500 Index	22.32%	13.41%	15.70%
RAFI ESG US Index	28.30%	11.66%	12.95%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$160,472
# of Portfolio Holdings	292
Portfolio Turnover Rate	21%
Total Net Management Fees Paid During the Reporting Period	$337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Information Technology	29.2%
Health Care	23.8%
Financials	13.8%
Consumer Staples	7.6%
Consumer Discretionary	6.1%
Communication Services	5.9%
Industrials	5.4%
Materials	4.3%
Real Estate	2.6%
Utilities	0.6%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI ESG U.S. ETF

Annual Shareholder Report |

June 30, 2026

RAFE | Principal Listing Exchange: NYSE Arca

RAFI15670TSRAR_063026

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2030 Index
6/30/16	$9,454	$10,000	$10,000
7/31/16	$9,761	$10,369	$10,284
8/31/16	$9,789	$10,383	$10,306
9/30/16	$9,829	$10,385	$10,339
10/31/16	$9,666	$10,196	$10,162
11/30/16	$9,646	$10,573	$10,287
12/31/16	$9,791	$10,782	$10,461
1/31/17	$9,977	$10,987	$10,632
2/28/17	$10,211	$11,423	$10,853
3/31/17	$10,250	$11,436	$10,927
4/30/17	$10,368	$11,554	$11,052
5/31/17	$10,505	$11,716	$11,196
6/30/17	$10,554	$11,790	$11,255
7/31/17	$10,760	$12,032	$11,449
8/31/17	$10,828	$12,069	$11,467
9/30/17	$10,954	$12,318	$11,661
10/31/17	$11,101	$12,605	$11,830
11/30/17	$11,259	$12,992	$12,034
12/31/17	$11,416	$13,136	$12,155
1/31/18	$11,765	$13,888	$12,541
2/28/18	$11,356	$13,377	$12,151
3/31/18	$11,297	$13,037	$12,040
4/30/18	$11,297	$13,087	$12,094
5/31/18	$11,356	$13,402	$12,227
6/30/18	$11,331	$13,484	$12,208
7/31/18	$11,540	$13,986	$12,451
8/31/18	$11,620	$14,442	$12,601
9/30/18	$11,597	$14,524	$12,593
10/31/18	$10,997	$13,531	$11,888
11/30/18	$11,137	$13,807	$12,049
12/31/18	$10,651	$12,560	$11,427
1/31/19	$11,283	$13,567	$12,117
2/28/19	$11,449	$14,003	$12,367
3/31/19	$11,665	$14,275	$12,500
4/30/19	$11,894	$14,853	$12,801
5/31/19	$11,551	$13,909	$12,303
6/30/19	$12,042	$14,889	$12,887
7/31/19	$12,084	$15,103	$12,940
8/31/19	$12,084	$14,864	$12,813
9/30/19	$12,211	$15,142	$13,000
10/31/19	$12,401	$15,470	$13,228
11/30/19	$12,590	$16,031	$13,456
12/31/19	$12,860	$16,515	$13,755
1/31/20	$12,903	$16,509	$13,693
2/29/20	$12,387	$15,150	$12,965
3/31/20	$11,035	$13,279	$11,639
4/30/20	$11,883	$14,981	$12,581
5/31/20	$12,291	$15,694	$13,006
6/30/20	$12,572	$16,006	$13,262
7/31/20	$13,088	$16,909	$13,744
8/31/20	$13,539	$18,124	$14,219
9/30/20	$13,260	$17,436	$13,928
10/31/20	$13,088	$16,972	$13,744
11/30/20	$14,152	$18,830	$14,911
12/31/20	$14,623	$19,554	$15,393
1/31/21	$14,590	$19,356	$15,352
2/28/21	$14,733	$19,890	$15,609
3/31/21	$14,888	$20,761	$15,891
4/30/21	$15,391	$21,869	$16,377
5/31/21	$15,581	$22,022	$16,549
6/30/21	$15,782	$22,536	$16,672
7/31/21	$15,951	$23,071	$16,796
8/31/21	$16,187	$23,773	$17,059
9/30/21	$15,667	$22,667	$16,596
10/31/21	$16,187	$24,255	$17,121
11/30/21	$15,995	$24,087	$16,850
12/31/21	$16,434	$25,167	$17,333
1/31/22	$15,808	$23,864	$16,630
2/28/22	$15,449	$23,150	$16,387
3/31/22	$15,505	$24,009	$16,479
4/30/22	$14,496	$21,916	$15,497
5/31/22	$14,462	$21,956	$15,561
6/30/22	$13,507	$20,144	$14,631
7/31/22	$14,250	$22,001	$15,427
8/31/22	$13,739	$21,104	$14,957
9/30/22	$12,583	$19,160	$13,902
10/31/22	$13,003	$20,711	$14,468
11/30/22	$13,936	$21,869	$15,282
12/31/22	$13,507	$20,609	$14,913
1/31/23	$14,345	$21,904	$15,716
2/28/23	$13,890	$21,369	$15,377
3/31/23	$14,229	$22,154	$15,685
4/30/23	$14,361	$22,500	$15,847
5/31/23	$14,133	$22,598	$15,654
6/30/23	$14,628	$24,091	$16,186
7/31/23	$14,941	$24,865	$16,537
8/31/23	$14,568	$24,469	$16,245
9/30/23	$14,000	$23,302	$15,704
10/31/23	$13,613	$22,812	$15,329
11/30/23	$14,581	$24,895	$16,382
12/31/23	$15,293	$26,026	$17,119
1/31/24	$15,232	$26,464	$17,133
2/29/24	$15,489	$27,877	$17,468
3/31/24	$15,827	$28,774	$17,849
4/30/24	$15,284	$27,599	$17,349
5/31/24	$15,802	$28,967	$17,882
6/30/24	$15,990	$30,006	$18,104
7/31/24	$16,376	$30,372	$18,509
8/31/24	$16,700	$31,108	$18,853
9/30/24	$17,051	$31,773	$19,185
10/31/24	$16,587	$31,485	$18,758
11/30/24	$16,964	$33,333	$19,229
12/31/24	$16,476	$32,538	$18,814
1/31/25	$16,819	$33,444	$19,200
2/28/25	$17,061	$33,008	$19,284
3/31/25	$16,730	$31,148	$18,908
4/30/25	$16,692	$30,937	$19,021
5/31/25	$17,074	$32,884	$19,584
6/30/25	$17,625	$34,556	$20,161
7/31/25	$17,676	$35,332	$20,283
8/31/25	$18,060	$36,048	$20,728
9/30/25	$18,526	$37,364	$21,174
10/31/25	$18,795	$38,239	$21,433
11/30/25	$18,872	$38,333	$21,539
12/31/25	$18,882	$38,356	$21,659
1/31/26	$19,212	$38,912	$22,107
2/28/26	$19,621	$38,616	$22,495
3/31/26	$18,724	$36,694	$21,440
4/30/26	$19,726	$40,544	$22,678
5/31/26	$20,227	$42,678	$23,306
6/30/26	$20,189	$42,271	$23,274

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.55%	5.05%	7.88%
Class A (including sales charge)	8.27%	3.86%	7.28%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2030 Index	15.44%	6.90%	8.81%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$586,918
# of Portfolio Holdings	21
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$59
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	49.0%
Short-Term Instruments	0.2%
Affiliated Investments	50.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	28.5%
PIMCO Total Return Fund	12.8%
Vanguard Developed Markets Index Fund 'Institutional'	12.2%
PIMCO Income Fund	7.7%
PIMCO Long-Term Real Return Fund	7.3%
PIMCO Long-Term U.S. Government Fund	6.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	6.0%
PIMCO Real Return Fund	5.2%
PIMCO Emerging Markets Local Currency and Bond Fund	4.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report |

June 30, 2026

PES8015TSRAR_063026

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2030 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,033,435	$1,036,869	$1,028,439
8/31/16	$1,036,474	$1,038,324	$1,030,621
9/30/16	$1,040,051	$1,038,521	$1,033,867
10/31/16	$1,024,831	$1,019,577	$1,016,238
11/30/16	$1,022,801	$1,057,337	$1,028,739
12/31/16	$1,038,902	$1,078,236	$1,046,133
1/31/17	$1,058,582	$1,098,687	$1,063,208
2/28/17	$1,083,441	$1,142,311	$1,085,275
3/31/17	$1,087,585	$1,143,643	$1,092,679
4/30/17	$1,100,014	$1,155,389	$1,105,247
5/31/17	$1,115,551	$1,171,648	$1,119,553
6/30/17	$1,122,026	$1,178,961	$1,125,522
7/31/17	$1,142,785	$1,203,204	$1,144,946
8/31/17	$1,151,089	$1,206,887	$1,146,663
9/30/17	$1,164,479	$1,231,783	$1,166,071
10/31/17	$1,181,159	$1,260,527	$1,182,967
11/30/17	$1,198,882	$1,299,187	$1,203,387
12/31/17	$1,216,049	$1,313,632	$1,215,490
1/31/18	$1,253,091	$1,388,843	$1,254,150
2/28/18	$1,210,757	$1,337,654	$1,215,070
3/31/18	$1,204,407	$1,303,660	$1,203,983
4/30/18	$1,205,465	$1,308,662	$1,209,446
5/31/18	$1,211,816	$1,340,177	$1,222,692
6/30/18	$1,209,611	$1,348,426	$1,220,835
7/31/18	$1,232,975	$1,398,606	$1,245,129
8/31/18	$1,241,471	$1,444,180	$1,260,057
9/30/18	$1,238,948	$1,452,400	$1,259,272
10/31/18	$1,176,041	$1,353,128	$1,188,785
11/30/18	$1,192,034	$1,380,703	$1,204,930
12/31/18	$1,139,816	$1,256,038	$1,142,657
1/31/19	$1,207,319	$1,356,691	$1,211,665
2/28/19	$1,226,132	$1,400,252	$1,236,709
3/31/19	$1,249,383	$1,427,462	$1,249,960
4/30/19	$1,274,971	$1,485,259	$1,280,144
5/31/19	$1,238,257	$1,390,874	$1,230,345
6/30/19	$1,292,291	$1,488,897	$1,288,716
7/31/19	$1,296,771	$1,510,296	$1,293,999
8/31/19	$1,297,890	$1,486,372	$1,281,253
9/30/19	$1,311,573	$1,514,183	$1,299,954
10/31/19	$1,332,982	$1,546,980	$1,322,757
11/30/19	$1,353,264	$1,603,134	$1,345,589
12/31/19	$1,382,752	$1,651,519	$1,375,483
1/31/20	$1,388,504	$1,650,872	$1,369,299
2/29/20	$1,334,436	$1,514,974	$1,296,477
3/31/20	$1,189,031	$1,327,855	$1,163,933
4/30/20	$1,281,115	$1,498,077	$1,258,052
5/31/20	$1,324,855	$1,569,428	$1,300,600
6/30/20	$1,355,534	$1,600,639	$1,326,211
7/31/20	$1,412,014	$1,690,892	$1,374,359
8/31/20	$1,460,426	$1,812,434	$1,421,892
9/30/20	$1,431,762	$1,743,567	$1,392,758
10/31/20	$1,413,287	$1,697,199	$1,374,412
11/30/20	$1,528,752	$1,882,981	$1,491,129
12/31/20	$1,580,275	$1,955,379	$1,539,286
1/31/21	$1,577,899	$1,935,638	$1,535,177
2/28/21	$1,593,345	$1,989,013	$1,560,865
3/31/21	$1,611,595	$2,076,123	$1,589,098
4/30/21	$1,665,716	$2,186,923	$1,637,684
5/31/21	$1,687,364	$2,202,197	$1,654,886
6/30/21	$1,709,866	$2,253,607	$1,667,220
7/31/21	$1,729,283	$2,307,141	$1,679,628
8/31/21	$1,755,980	$2,377,291	$1,705,917
9/30/21	$1,700,110	$2,266,724	$1,659,605
10/31/21	$1,756,131	$2,425,535	$1,712,055
11/30/21	$1,736,645	$2,408,729	$1,684,987
12/31/21	$1,785,056	$2,516,678	$1,733,322
1/31/22	$1,717,506	$2,386,448	$1,662,995
2/28/22	$1,678,728	$2,314,994	$1,638,679
3/31/22	$1,686,513	$2,400,949	$1,647,869
4/30/22	$1,576,169	$2,191,581	$1,549,736
5/31/22	$1,573,661	$2,195,602	$1,556,051
6/30/22	$1,470,961	$2,014,369	$1,463,074
7/31/22	$1,551,493	$2,200,103	$1,542,740
8/31/22	$1,496,128	$2,110,378	$1,495,738
9/30/22	$1,372,033	$1,916,015	$1,390,215
10/31/22	$1,417,515	$2,071,139	$1,446,821
11/30/22	$1,519,849	$2,186,882	$1,528,161
12/31/22	$1,472,995	$2,060,886	$1,491,268
1/31/23	$1,565,138	$2,190,380	$1,571,645
2/28/23	$1,515,822	$2,136,937	$1,537,718
3/31/23	$1,553,965	$2,215,393	$1,568,501
4/30/23	$1,568,317	$2,249,972	$1,584,743
5/31/23	$1,544,832	$2,259,751	$1,565,378
6/30/23	$1,599,029	$2,409,065	$1,618,614
7/31/23	$1,634,359	$2,486,456	$1,653,674
8/31/23	$1,593,795	$2,446,868	$1,624,515
9/30/23	$1,532,122	$2,330,206	$1,570,361
10/31/23	$1,490,038	$2,281,210	$1,532,861
11/30/23	$1,597,878	$2,489,543	$1,638,199
12/31/23	$1,674,864	$2,602,645	$1,711,933
1/31/24	$1,669,522	$2,646,380	$1,713,260
2/29/24	$1,698,905	$2,787,685	$1,746,823
3/31/24	$1,735,969	$2,877,377	$1,784,882
4/30/24	$1,676,803	$2,759,852	$1,734,933
5/31/24	$1,734,624	$2,896,698	$1,788,233
6/30/24	$1,757,078	$3,000,638	$1,810,365
7/31/24	$1,799,172	$3,037,163	$1,850,882
8/31/24	$1,835,834	$3,110,834	$1,885,336
9/30/24	$1,875,876	$3,177,273	$1,918,515
10/31/24	$1,823,845	$3,148,460	$1,875,825
11/30/24	$1,867,661	$3,333,278	$1,922,934
12/31/24	$1,814,077	$3,253,818	$1,881,377
1/31/25	$1,853,000	$3,344,429	$1,920,021
2/28/25	$1,879,412	$3,300,790	$1,928,430
3/31/25	$1,843,601	$3,114,810	$1,890,840
4/30/25	$1,840,810	$3,093,688	$1,902,115
5/31/25	$1,882,678	$3,288,420	$1,958,379
6/30/25	$1,943,700	$3,455,644	$2,016,127
7/31/25	$1,952,103	$3,533,199	$2,028,286
8/31/25	$1,994,113	$3,604,823	$2,072,817
9/30/25	$2,046,919	$3,736,399	$2,117,419
10/31/25	$2,076,421	$3,823,882	$2,143,309
11/30/25	$2,086,255	$3,833,254	$2,153,868
12/31/25	$2,088,571	$3,835,601	$2,165,938
1/31/26	$2,126,203	$3,891,218	$2,210,663
2/28/26	$2,171,072	$3,861,645	$2,249,504
3/31/26	$2,070,932	$3,669,354	$2,144,044
4/30/26	$2,184,130	$4,054,367	$2,267,841
5/31/26	$2,239,277	$4,267,759	$2,330,553
6/30/26	$2,235,944	$4,227,117	$2,327,402

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	15.04%	5.51%	8.38%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2030 Index	15.44%	6.90%	8.81%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$586,918
# of Portfolio Holdings	21
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$59
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	49.0%
Short-Term Instruments	0.2%
Affiliated Investments	50.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	28.5%
PIMCO Total Return Fund	12.8%
Vanguard Developed Markets Index Fund 'Institutional'	12.2%
PIMCO Income Fund	7.7%
PIMCO Long-Term Real Return Fund	7.3%
PIMCO Long-Term U.S. Government Fund	6.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	6.0%
PIMCO Real Return Fund	5.2%
PIMCO Emerging Markets Local Currency and Bond Fund	4.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report |

June 30, 2026

PES2122TSRAR_063026

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2035 Index
6/30/16	$9,446	$10,000	$10,000
7/31/16	$9,751	$10,369	$10,307
8/31/16	$9,771	$10,383	$10,333
9/30/16	$9,809	$10,385	$10,366
10/31/16	$9,646	$10,196	$10,179
11/30/16	$9,665	$10,573	$10,334
12/31/16	$9,835	$10,782	$10,523
1/31/17	$10,019	$10,987	$10,709
2/28/17	$10,272	$11,423	$10,946
3/31/17	$10,320	$11,436	$11,029
4/30/17	$10,437	$11,554	$11,161
5/31/17	$10,583	$11,716	$11,315
6/30/17	$10,642	$11,790	$11,385
7/31/17	$10,856	$12,032	$11,602
8/31/17	$10,924	$12,069	$11,613
9/30/17	$11,064	$12,318	$11,837
10/31/17	$11,230	$12,605	$12,029
11/30/17	$11,405	$12,992	$12,261
12/31/17	$11,562	$13,136	$12,394
1/31/18	$11,958	$13,888	$12,851
2/28/18	$11,532	$13,377	$12,412
3/31/18	$11,443	$13,037	$12,277
4/30/18	$11,463	$13,087	$12,347
5/31/18	$11,532	$13,402	$12,487
6/30/18	$11,499	$13,484	$12,463
7/31/18	$11,737	$13,986	$12,742
8/31/18	$11,826	$14,442	$12,904
9/30/18	$11,806	$14,524	$12,902
10/31/18	$11,140	$13,531	$12,095
11/30/18	$11,309	$13,807	$12,274
12/31/18	$10,722	$12,560	$11,541
1/31/19	$11,420	$13,567	$12,313
2/28/19	$11,617	$14,003	$12,600
3/31/19	$11,816	$14,275	$12,726
4/30/19	$12,088	$14,853	$13,072
5/31/19	$11,649	$13,909	$12,475
6/30/19	$12,207	$14,889	$13,132
7/31/19	$12,238	$15,103	$13,187
8/31/19	$12,175	$14,864	$13,002
9/30/19	$12,330	$15,142	$13,227
10/31/19	$12,552	$15,470	$13,489
11/30/19	$12,774	$16,031	$13,751
12/31/19	$13,089	$16,515	$14,101
1/31/20	$13,067	$16,509	$13,996
2/29/20	$12,432	$15,150	$13,123
3/31/20	$10,914	$13,279	$11,605
4/30/20	$11,819	$14,981	$12,646
5/31/20	$12,260	$15,694	$13,121
6/30/20	$12,566	$16,006	$13,410
7/31/20	$13,094	$16,909	$13,946
8/31/20	$13,611	$18,124	$14,522
9/30/20	$13,309	$17,436	$14,175
10/31/20	$13,104	$16,972	$13,966
11/30/20	$14,290	$18,830	$15,331
12/31/20	$14,810	$19,554	$15,904
1/31/21	$14,766	$19,356	$15,865
2/28/21	$14,986	$19,890	$16,209
3/31/21	$15,231	$20,761	$16,576
4/30/21	$15,784	$21,869	$17,147
5/31/21	$16,005	$22,022	$17,349
6/30/21	$16,207	$22,536	$17,479
7/31/21	$16,363	$23,071	$17,600
8/31/21	$16,652	$23,773	$17,928
9/30/21	$16,071	$22,667	$17,373
10/31/21	$16,685	$24,255	$18,019
11/30/21	$16,428	$24,087	$17,676
12/31/21	$16,964	$25,167	$18,278
1/31/22	$16,287	$23,864	$17,462
2/28/22	$15,886	$23,150	$17,181
3/31/22	$16,024	$24,009	$17,359
4/30/22	$14,923	$21,916	$16,226
5/31/22	$14,923	$21,956	$16,295
6/30/22	$13,863	$20,144	$15,181
7/31/22	$14,712	$22,001	$16,115
8/31/22	$14,161	$21,104	$15,574
9/30/22	$12,904	$19,160	$14,346
10/31/22	$13,456	$20,711	$15,045
11/30/22	$14,491	$21,869	$15,994
12/31/22	$14,008	$20,609	$15,539
1/31/23	$14,927	$21,904	$16,482
2/28/23	$14,456	$21,369	$16,093
3/31/23	$14,826	$22,154	$16,422
4/30/23	$14,979	$22,500	$16,611
5/31/23	$14,755	$22,598	$16,386
6/30/23	$15,359	$24,091	$17,059
7/31/23	$15,749	$24,865	$17,497
8/31/23	$15,335	$24,469	$17,145
9/30/23	$14,718	$23,302	$16,524
10/31/23	$14,303	$22,812	$16,090
11/30/23	$15,394	$24,895	$17,300
12/31/23	$16,149	$26,026	$18,123
1/31/24	$16,101	$26,464	$18,146
2/29/24	$16,486	$27,877	$18,613
3/31/24	$16,890	$28,774	$19,071
4/30/24	$16,298	$27,599	$18,498
5/31/24	$16,902	$28,967	$19,127
6/30/24	$17,126	$30,006	$19,371
7/31/24	$17,528	$30,372	$19,815
8/31/24	$17,893	$31,108	$20,206
9/30/24	$18,287	$31,773	$20,583
10/31/24	$17,797	$31,485	$20,108
11/30/24	$18,287	$33,333	$20,663
12/31/24	$17,758	$32,538	$20,186
1/31/25	$18,171	$33,444	$20,656
2/28/25	$18,358	$33,008	$20,693
3/31/25	$17,936	$31,148	$20,216
4/30/25	$17,923	$30,937	$20,356
5/31/25	$18,473	$32,884	$21,087
6/30/25	$19,125	$34,556	$21,774
7/31/25	$19,213	$35,332	$21,934
8/31/25	$19,664	$36,048	$22,460
9/30/25	$20,219	$37,364	$22,995
10/31/25	$20,533	$38,239	$23,304
11/30/25	$20,608	$38,333	$23,420
12/31/25	$20,663	$38,356	$23,577
1/31/26	$21,108	$38,912	$24,140
2/28/26	$21,540	$38,616	$24,580
3/31/26	$20,443	$36,694	$23,285
4/30/26	$21,752	$40,544	$24,862
5/31/26	$22,406	$42,678	$25,660
6/30/26	$22,355	$42,271	$25,618

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	16.89%	6.64%	9.00%
Class A (including sales charge)	10.45%	5.44%	8.38%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2035 Index	17.66%	7.95%	9.86%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$677,270
# of Portfolio Holdings	23
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$67
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	61.0%
Short-Term Instruments	0.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	34.6%
Vanguard Developed Markets Index Fund 'Institutional'	15.5%
PIMCO Total Return Fund	9.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.5%
PIMCO Income Fund	5.7%
PIMCO Long-Term Real Return Fund	5.6%
PIMCO Long-Term U.S. Government Fund	4.7%
PIMCO Real Return Fund	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.8%
Vanguard Small-Cap Index Fund 'Institutional'	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report |

June 30, 2026

PES8016TSRAR_063026

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2035 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,034,588	$1,036,869	$1,030,712
8/31/16	$1,036,623	$1,038,324	$1,033,259
9/30/16	$1,041,346	$1,038,521	$1,036,633
10/31/16	$1,024,024	$1,019,577	$1,017,887
11/30/16	$1,026,062	$1,057,337	$1,033,439
12/31/16	$1,044,430	$1,078,236	$1,052,337
1/31/17	$1,065,153	$1,098,687	$1,070,859
2/28/17	$1,092,093	$1,142,311	$1,094,645
3/31/17	$1,097,273	$1,143,643	$1,102,915
4/30/17	$1,109,707	$1,155,389	$1,116,145
5/31/17	$1,126,285	$1,171,648	$1,131,509
6/30/17	$1,132,857	$1,178,961	$1,138,459
7/31/17	$1,156,739	$1,203,204	$1,160,183
8/31/17	$1,164,007	$1,206,887	$1,161,264
9/30/17	$1,179,062	$1,231,783	$1,183,697
10/31/17	$1,196,784	$1,260,527	$1,202,918
11/30/17	$1,216,591	$1,299,187	$1,226,053
12/31/17	$1,233,769	$1,313,632	$1,239,394
1/31/18	$1,277,189	$1,388,843	$1,285,064
2/28/18	$1,231,651	$1,337,654	$1,241,230
3/31/18	$1,223,178	$1,303,660	$1,227,682
4/30/18	$1,225,297	$1,308,662	$1,234,661
5/31/18	$1,232,710	$1,340,177	$1,248,725
6/30/18	$1,229,784	$1,348,426	$1,246,324
7/31/18	$1,256,333	$1,398,606	$1,274,192
8/31/18	$1,265,891	$1,444,180	$1,290,442
9/30/18	$1,264,856	$1,452,400	$1,290,168
10/31/18	$1,194,468	$1,353,128	$1,209,544
11/30/18	$1,212,598	$1,380,703	$1,227,429
12/31/18	$1,150,319	$1,256,038	$1,154,116
1/31/19	$1,225,291	$1,356,691	$1,231,338
2/28/19	$1,247,671	$1,400,252	$1,259,977
3/31/19	$1,269,258	$1,427,462	$1,272,644
4/30/19	$1,298,540	$1,485,259	$1,307,161
5/31/19	$1,252,365	$1,390,874	$1,247,522
6/30/19	$1,311,829	$1,488,897	$1,313,154
7/31/19	$1,316,361	$1,510,296	$1,318,679
8/31/19	$1,309,564	$1,486,372	$1,300,175
9/30/19	$1,327,463	$1,514,183	$1,322,657
10/31/19	$1,352,531	$1,546,980	$1,348,877
11/30/19	$1,376,459	$1,603,134	$1,375,090
12/31/19	$1,411,133	$1,651,519	$1,410,054
1/31/20	$1,408,808	$1,650,872	$1,399,600
2/29/20	$1,341,390	$1,514,974	$1,312,304
3/31/20	$1,177,219	$1,327,855	$1,160,545
4/30/20	$1,276,096	$1,498,077	$1,264,621
5/31/20	$1,323,790	$1,569,428	$1,312,066
6/30/20	$1,357,360	$1,600,639	$1,340,983
7/31/20	$1,414,451	$1,690,892	$1,394,555
8/31/20	$1,471,542	$1,812,434	$1,452,214
9/30/20	$1,440,142	$1,743,567	$1,417,469
10/31/20	$1,417,968	$1,697,199	$1,396,578
11/30/20	$1,546,344	$1,882,981	$1,533,124
12/31/20	$1,604,904	$1,955,379	$1,590,390
1/31/21	$1,600,153	$1,935,638	$1,586,493
2/28/21	$1,625,099	$1,989,013	$1,620,923
3/31/21	$1,652,300	$2,076,123	$1,657,583
4/30/21	$1,713,496	$2,186,923	$1,714,723
5/31/21	$1,736,295	$2,202,197	$1,734,857
6/30/21	$1,760,265	$2,253,607	$1,747,931
7/31/21	$1,778,425	$2,307,141	$1,760,033
8/31/21	$1,809,901	$2,377,291	$1,792,822
9/30/21	$1,748,143	$2,266,724	$1,737,274
10/31/21	$1,814,959	$2,425,535	$1,801,920
11/30/21	$1,788,233	$2,408,729	$1,767,631
12/31/21	$1,846,510	$2,516,678	$1,827,761
1/31/22	$1,772,849	$2,386,448	$1,746,248
2/28/22	$1,730,401	$2,314,994	$1,718,054
3/31/22	$1,745,929	$2,400,949	$1,735,940
4/30/22	$1,627,201	$2,191,581	$1,622,617
5/31/22	$1,628,450	$2,195,602	$1,629,549
6/30/22	$1,513,339	$2,014,369	$1,518,085
7/31/22	$1,604,790	$2,200,103	$1,611,486
8/31/22	$1,545,910	$2,110,378	$1,557,374
9/30/22	$1,409,722	$1,916,015	$1,434,630
10/31/22	$1,470,031	$2,071,139	$1,504,531
11/30/22	$1,584,366	$2,186,882	$1,599,385
12/31/22	$1,531,273	$2,060,886	$1,553,861
1/31/23	$1,633,100	$2,190,380	$1,648,247
2/28/23	$1,581,542	$2,136,937	$1,609,310
3/31/23	$1,622,192	$2,215,393	$1,642,162
4/30/23	$1,640,288	$2,249,972	$1,661,107
5/31/23	$1,615,729	$2,259,751	$1,638,590
6/30/23	$1,683,699	$2,409,065	$1,705,922
7/31/23	$1,726,439	$2,486,456	$1,749,744
8/31/23	$1,682,404	$2,446,868	$1,714,538
9/30/23	$1,614,862	$2,330,206	$1,652,399
10/31/23	$1,570,619	$2,281,210	$1,609,026
11/30/23	$1,690,335	$2,489,543	$1,729,984
12/31/23	$1,774,138	$2,602,645	$1,812,289
1/31/24	$1,768,850	$2,646,380	$1,814,631
2/29/24	$1,812,476	$2,787,685	$1,861,267
3/31/24	$1,857,262	$2,877,377	$1,907,052
4/30/24	$1,793,493	$2,759,852	$1,849,827
5/31/24	$1,859,919	$2,896,698	$1,912,747
6/30/24	$1,885,229	$3,000,638	$1,937,125
7/31/24	$1,930,786	$3,037,163	$1,981,523
8/31/24	$1,970,982	$3,110,834	$2,020,623
9/30/24	$2,014,802	$3,177,273	$2,058,277
10/31/24	$1,962,171	$3,148,460	$2,010,816
11/30/24	$2,017,501	$3,333,278	$2,066,339
12/31/24	$1,959,096	$3,253,818	$2,018,620
1/31/25	$2,005,938	$3,344,429	$2,065,589
2/28/25	$2,026,603	$3,300,790	$2,069,268
3/31/25	$1,980,535	$3,114,810	$2,021,632
4/30/25	$1,979,154	$3,093,688	$2,035,560
5/31/25	$2,042,686	$3,288,420	$2,108,701
6/30/25	$2,114,127	$3,455,644	$2,177,384
7/31/25	$2,125,210	$3,533,199	$2,193,441
8/31/25	$2,176,470	$3,604,823	$2,245,978
9/30/25	$2,238,382	$3,736,399	$2,299,490
10/31/25	$2,273,096	$3,823,882	$2,330,407
11/30/25	$2,282,816	$3,833,254	$2,342,020
12/31/25	$2,290,380	$3,835,601	$2,357,712
1/31/26	$2,339,636	$3,891,218	$2,414,025
2/28/26	$2,390,340	$3,861,645	$2,458,017
3/31/26	$2,269,371	$3,669,354	$2,328,494
4/30/26	$2,416,204	$4,054,367	$2,486,152
5/31/26	$2,488,893	$4,267,759	$2,566,009
6/30/26	$2,484,295	$4,227,117	$2,561,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	17.51%	7.13%	9.53%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2035 Index	17.66%	7.95%	9.86%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$677,270
# of Portfolio Holdings	23
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$67
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	61.0%
Short-Term Instruments	0.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	34.6%
Vanguard Developed Markets Index Fund 'Institutional'	15.5%
PIMCO Total Return Fund	9.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.5%
PIMCO Income Fund	5.7%
PIMCO Long-Term Real Return Fund	5.6%
PIMCO Long-Term U.S. Government Fund	4.7%
PIMCO Real Return Fund	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.8%
Vanguard Small-Cap Index Fund 'Institutional'	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report |

June 30, 2026

PES2123TSRAR_063026

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.49%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2040 Index
6/30/16	$9,452	$10,000	$10,000
7/31/16	$9,769	$10,369	$10,323
8/31/16	$9,788	$10,383	$10,351
9/30/16	$9,824	$10,385	$10,387
10/31/16	$9,651	$10,196	$10,192
11/30/16	$9,689	$10,573	$10,369
12/31/16	$9,857	$10,782	$10,568
1/31/17	$10,052	$10,987	$10,764
2/28/17	$10,315	$11,423	$11,014
3/31/17	$10,364	$11,436	$11,103
4/30/17	$10,481	$11,554	$11,240
5/31/17	$10,637	$11,716	$11,400
6/30/17	$10,703	$11,790	$11,477
7/31/17	$10,927	$12,032	$11,708
8/31/17	$10,986	$12,069	$11,713
9/30/17	$11,142	$12,318	$11,960
10/31/17	$11,308	$12,605	$12,168
11/30/17	$11,503	$12,992	$12,421
12/31/17	$11,657	$13,136	$12,562
1/31/18	$12,104	$13,888	$13,065
2/28/18	$11,647	$13,377	$12,593
3/31/18	$11,547	$13,037	$12,443
4/30/18	$11,577	$13,087	$12,523
5/31/18	$11,657	$13,402	$12,675
6/30/18	$11,614	$13,484	$12,647
7/31/18	$11,883	$13,986	$12,948
8/31/18	$11,973	$14,442	$13,117
9/30/18	$11,968	$14,524	$13,117
10/31/18	$11,238	$13,531	$12,244
11/30/18	$11,428	$13,807	$12,435
12/31/18	$10,768	$12,560	$11,631
1/31/19	$11,510	$13,567	$12,457
2/28/19	$11,740	$14,003	$12,766
3/31/19	$11,920	$14,275	$12,890
4/30/19	$12,224	$14,853	$13,263
5/31/19	$11,699	$13,909	$12,604
6/30/19	$12,310	$14,889	$13,312
7/31/19	$12,341	$15,103	$13,369
8/31/19	$12,225	$14,864	$13,140
9/30/19	$12,408	$15,142	$13,391
10/31/19	$12,662	$15,470	$13,676
11/30/19	$12,906	$16,031	$13,963
12/31/19	$13,262	$16,515	$14,349
1/31/20	$13,175	$16,509	$14,213
2/29/20	$12,429	$15,150	$13,238
3/31/20	$10,839	$13,279	$11,589
4/30/20	$11,802	$14,981	$12,698
5/31/20	$12,267	$15,694	$13,209
6/30/20	$12,577	$16,006	$13,520
7/31/20	$13,129	$16,909	$14,090
8/31/20	$13,713	$18,124	$14,735
9/30/20	$13,377	$17,436	$14,350
10/31/20	$13,149	$16,972	$14,127
11/30/20	$14,438	$18,830	$15,628
12/31/20	$15,014	$19,554	$16,267
1/31/21	$14,960	$19,356	$16,235
2/28/21	$15,245	$19,890	$16,642
3/31/21	$15,563	$20,761	$17,069
4/30/21	$16,149	$21,869	$17,700
5/31/21	$16,393	$22,022	$17,924
6/30/21	$16,590	$22,536	$18,057
7/31/21	$16,746	$23,071	$18,178
8/31/21	$17,069	$23,773	$18,553
9/30/21	$16,442	$22,667	$17,931
10/31/21	$17,125	$24,255	$18,667
11/30/21	$16,800	$24,087	$18,269
12/31/21	$17,409	$25,167	$18,959
1/31/22	$16,684	$23,864	$18,062
2/28/22	$16,270	$23,150	$17,760
3/31/22	$16,454	$24,009	$18,005
4/30/22	$15,293	$21,916	$16,766
5/31/22	$15,316	$21,956	$16,837
6/30/22	$14,171	$20,144	$15,573
7/31/22	$15,068	$22,001	$16,610
8/31/22	$14,493	$21,104	$16,022
9/30/22	$13,155	$19,160	$14,665
10/31/22	$13,789	$20,711	$15,476
11/30/22	$14,906	$21,869	$16,527
12/31/22	$14,363	$20,609	$16,010
1/31/23	$15,353	$21,904	$17,053
2/28/23	$14,858	$21,369	$16,636
3/31/23	$15,233	$22,154	$16,982
4/30/23	$15,411	$22,500	$17,191
5/31/23	$15,186	$22,598	$16,941
6/30/23	$15,871	$24,091	$17,741
7/31/23	$16,332	$24,865	$18,263
8/31/23	$15,883	$24,469	$17,853
9/30/23	$15,227	$23,302	$17,168
10/31/23	$14,800	$22,812	$16,680
11/30/23	$15,973	$24,895	$18,019
12/31/23	$16,765	$26,026	$18,918
1/31/24	$16,717	$26,464	$18,943
2/29/24	$17,198	$27,877	$19,530
3/31/24	$17,658	$28,774	$20,057
4/30/24	$17,043	$27,599	$19,428
5/31/24	$17,718	$28,967	$20,138
6/30/24	$17,968	$30,006	$20,412
7/31/24	$18,381	$30,372	$20,892
8/31/24	$18,769	$31,108	$21,324
9/30/24	$19,191	$31,773	$21,737
10/31/24	$18,691	$31,485	$21,232
11/30/24	$19,277	$33,333	$21,895
12/31/24	$18,729	$32,538	$21,352
1/31/25	$19,202	$33,444	$21,900
2/28/25	$19,314	$33,008	$21,878
3/31/25	$18,789	$31,148	$21,283
4/30/25	$18,802	$30,937	$21,429
5/31/25	$19,524	$32,884	$22,327
6/30/25	$20,266	$34,556	$23,123
7/31/25	$20,391	$35,332	$23,327
8/31/25	$20,903	$36,048	$23,927
9/30/25	$21,538	$37,364	$24,555
10/31/25	$21,875	$38,239	$24,916
11/30/25	$21,963	$38,333	$25,037
12/31/25	$22,064	$38,356	$25,238
1/31/26	$22,599	$38,912	$25,924
2/28/26	$23,042	$38,616	$26,408
3/31/26	$21,804	$36,694	$24,863
4/30/26	$23,420	$40,544	$26,795
5/31/26	$24,215	$42,678	$27,778
6/30/26	$24,135	$42,271	$27,714

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	19.09%	7.79%	9.83%
Class A (including sales charge)	12.51%	6.57%	9.21%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2040 Index	19.85%	8.95%	10.73%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$632,973
# of Portfolio Holdings	23
Portfolio Turnover Rate	38%
Total Net Advisory Fees Paid During the Reporting Period	$122
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	73.0%
Short-Term Instruments	0.2%
Affiliated Investments	26.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	41.5%
Vanguard Developed Markets Index Fund 'Institutional'	18.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.0%
PIMCO Total Return Fund	6.7%
PIMCO Income Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	3.8%
PIMCO Long-Term Real Return Fund	3.7%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO Real Return Fund	2.9%
PIMCO Long-Term U.S. Government Fund	2.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report |

June 30, 2026

PES8017TSRAR_063026

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$4	0.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2040 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,033,537	$1,036,869	$1,032,322
8/31/16	$1,035,569	$1,038,324	$1,035,110
9/30/16	$1,040,324	$1,038,521	$1,038,659
10/31/16	$1,023,019	$1,019,577	$1,019,171
11/30/16	$1,026,073	$1,057,337	$1,036,898
12/31/16	$1,044,392	$1,078,236	$1,056,800
1/31/17	$1,066,064	$1,098,687	$1,076,446
2/28/17	$1,093,928	$1,142,311	$1,101,432
3/31/17	$1,100,120	$1,143,643	$1,110,337
4/30/17	$1,113,536	$1,155,389	$1,123,997
5/31/17	$1,130,048	$1,171,648	$1,140,031
6/30/17	$1,137,326	$1,178,961	$1,147,662
7/31/17	$1,162,141	$1,203,204	$1,170,793
8/31/17	$1,169,378	$1,206,887	$1,171,344
9/30/17	$1,186,007	$1,231,783	$1,195,976
10/31/17	$1,204,684	$1,260,527	$1,216,814
11/30/17	$1,225,437	$1,299,187	$1,242,078
12/31/17	$1,242,246	$1,313,632	$1,256,172
1/31/18	$1,290,878	$1,388,843	$1,306,494
2/28/18	$1,242,246	$1,337,654	$1,259,297
3/31/18	$1,232,731	$1,303,660	$1,244,317
4/30/18	$1,235,902	$1,308,662	$1,252,269
5/31/18	$1,244,360	$1,340,177	$1,267,469
6/30/18	$1,241,576	$1,348,426	$1,264,688
7/31/18	$1,270,203	$1,398,606	$1,294,788
8/31/18	$1,280,806	$1,444,180	$1,311,697
9/30/18	$1,280,252	$1,452,400	$1,311,732
10/31/18	$1,203,501	$1,353,128	$1,224,423
11/30/18	$1,223,755	$1,380,703	$1,243,454
12/31/18	$1,153,057	$1,256,038	$1,163,136
1/31/19	$1,233,347	$1,356,691	$1,245,686
2/28/19	$1,257,880	$1,400,252	$1,276,551
3/31/19	$1,278,405	$1,427,462	$1,289,012
4/30/19	$1,312,047	$1,485,259	$1,326,292
5/31/19	$1,255,977	$1,390,874	$1,260,437
6/30/19	$1,321,570	$1,488,897	$1,331,214
7/31/19	$1,326,085	$1,510,296	$1,336,896
8/31/19	$1,313,670	$1,486,372	$1,314,041
9/30/19	$1,334,310	$1,514,183	$1,339,123
10/31/19	$1,361,564	$1,546,980	$1,367,568
11/30/19	$1,388,818	$1,603,134	$1,396,329
12/31/19	$1,426,585	$1,651,519	$1,434,932
1/31/20	$1,419,626	$1,650,872	$1,421,312
2/29/20	$1,339,598	$1,514,974	$1,323,845
3/31/20	$1,167,562	$1,327,855	$1,158,864
4/30/20	$1,272,016	$1,498,077	$1,269,754
5/31/20	$1,323,083	$1,569,428	$1,320,858
6/30/20	$1,358,039	$1,600,639	$1,351,962
7/31/20	$1,417,337	$1,690,892	$1,409,026
8/31/20	$1,480,123	$1,812,434	$1,473,503
9/30/20	$1,445,214	$1,743,567	$1,435,002
10/31/20	$1,421,923	$1,697,199	$1,412,708
11/30/20	$1,561,670	$1,882,981	$1,562,800
12/31/20	$1,623,516	$1,955,379	$1,626,716
1/31/21	$1,619,971	$1,935,638	$1,623,520
2/28/21	$1,650,693	$1,989,013	$1,664,209
3/31/21	$1,685,449	$2,076,123	$1,706,940
4/30/21	$1,751,054	$2,186,923	$1,769,962
5/31/21	$1,777,296	$2,202,197	$1,792,428
6/30/21	$1,799,453	$2,253,607	$1,805,735
7/31/21	$1,817,496	$2,307,141	$1,817,759
8/31/21	$1,852,378	$2,377,291	$1,855,256
9/30/21	$1,785,023	$2,266,724	$1,793,145
10/31/21	$1,859,902	$2,425,535	$1,866,738
11/30/21	$1,826,086	$2,408,729	$1,826,915
12/31/21	$1,893,019	$2,516,678	$1,895,903
1/31/22	$1,814,712	$2,386,448	$1,806,214
2/28/22	$1,769,966	$2,314,994	$1,776,026
3/31/22	$1,791,464	$2,400,949	$1,800,480
4/30/22	$1,665,900	$2,191,581	$1,676,614
5/31/22	$1,668,386	$2,195,602	$1,683,690
6/30/22	$1,543,991	$2,014,369	$1,557,334
7/31/22	$1,642,358	$2,200,103	$1,660,975
8/31/22	$1,580,101	$2,110,378	$1,602,220
9/30/22	$1,435,121	$1,916,015	$1,466,541
10/31/22	$1,505,005	$2,071,139	$1,547,565
11/30/22	$1,627,302	$2,186,882	$1,652,748
12/31/22	$1,568,141	$2,060,886	$1,600,977
1/31/23	$1,676,774	$2,190,380	$1,705,341
2/28/23	$1,624,375	$2,136,937	$1,663,565
3/31/23	$1,665,305	$2,215,393	$1,698,249
4/30/23	$1,685,817	$2,249,972	$1,719,125
5/31/23	$1,661,459	$2,259,751	$1,694,067
6/30/23	$1,737,754	$2,409,065	$1,774,140
7/31/23	$1,787,808	$2,486,456	$1,826,285
8/31/23	$1,740,321	$2,446,868	$1,785,347
9/30/23	$1,669,024	$2,330,206	$1,716,756
10/31/23	$1,622,627	$2,281,210	$1,667,996
11/30/23	$1,752,798	$2,489,543	$1,801,927
12/31/23	$1,838,672	$2,602,645	$1,891,771
1/31/24	$1,834,746	$2,646,380	$1,894,316
2/29/24	$1,888,401	$2,787,685	$1,952,989
3/31/24	$1,938,993	$2,877,377	$2,005,717
4/30/24	$1,873,264	$2,759,852	$1,942,768
5/31/24	$1,946,880	$2,896,698	$2,013,829
6/30/24	$1,976,193	$3,000,638	$2,041,184
7/31/24	$2,021,227	$3,037,163	$2,089,187
8/31/24	$2,066,261	$3,110,834	$2,132,360
9/30/24	$2,112,830	$3,177,273	$2,173,744
10/31/24	$2,059,509	$3,148,460	$2,123,226
11/30/24	$2,123,494	$3,333,278	$2,189,485
12/31/24	$2,063,722	$3,253,818	$2,135,233
1/31/25	$2,116,743	$3,344,429	$2,190,034
2/28/25	$2,130,338	$3,300,790	$2,187,833
3/31/25	$2,073,615	$3,114,810	$2,128,317
4/30/25	$2,074,979	$3,093,688	$2,142,930
5/31/25	$2,156,778	$3,288,420	$2,232,722
6/30/25	$2,238,922	$3,455,644	$2,312,313
7/31/25	$2,253,958	$3,533,199	$2,332,662
8/31/25	$2,311,366	$3,604,823	$2,392,710
9/30/25	$2,381,563	$3,736,399	$2,455,460
10/31/25	$2,419,931	$3,823,882	$2,491,631
11/30/25	$2,429,523	$3,833,254	$2,503,729
12/31/25	$2,442,241	$3,835,601	$2,523,788
1/31/26	$2,502,296	$3,891,218	$2,592,446
2/28/26	$2,553,772	$3,861,645	$2,640,833
3/31/26	$2,416,981	$3,669,354	$2,486,322
4/30/26	$2,596,176	$4,054,367	$2,679,461
5/31/26	$2,686,491	$4,267,759	$2,777,827
6/30/26	$2,678,949	$4,227,117	$2,771,414

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	19.65%	8.28%	10.36%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2040 Index	19.85%	8.95%	10.73%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$632,973
# of Portfolio Holdings	23
Portfolio Turnover Rate	38%
Total Net Advisory Fees Paid During the Reporting Period	$122
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	73.0%
Short-Term Instruments	0.2%
Affiliated Investments	26.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	41.5%
Vanguard Developed Markets Index Fund 'Institutional'	18.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.0%
PIMCO Total Return Fund	6.7%
PIMCO Income Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	3.8%
PIMCO Long-Term Real Return Fund	3.7%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO Real Return Fund	2.9%
PIMCO Long-Term U.S. Government Fund	2.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report |

June 30, 2026

PES2124TSRAR_063026

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2045 Index
6/30/16	$9,450	$10,000	$10,000
7/31/16	$9,778	$10,369	$10,337
8/31/16	$9,788	$10,383	$10,367
9/30/16	$9,822	$10,385	$10,404
10/31/16	$9,649	$10,196	$10,203
11/30/16	$9,678	$10,573	$10,399
12/31/16	$9,848	$10,782	$10,606
1/31/17	$10,063	$10,987	$10,812
2/28/17	$10,326	$11,423	$11,072
3/31/17	$10,385	$11,436	$11,167
4/30/17	$10,502	$11,554	$11,307
5/31/17	$10,658	$11,716	$11,473
6/30/17	$10,727	$11,790	$11,552
7/31/17	$10,961	$12,032	$11,793
8/31/17	$11,010	$12,069	$11,797
9/30/17	$11,172	$12,318	$12,054
10/31/17	$11,358	$12,605	$12,272
11/30/17	$11,554	$12,992	$12,534
12/31/17	$11,713	$13,136	$12,681
1/31/18	$12,190	$13,888	$13,213
2/28/18	$11,713	$13,377	$12,722
3/31/18	$11,604	$13,037	$12,562
4/30/18	$11,634	$13,087	$12,649
5/31/18	$11,733	$13,402	$12,801
6/30/18	$11,693	$13,484	$12,771
7/31/18	$11,971	$13,986	$13,084
8/31/18	$12,071	$14,442	$13,256
9/30/18	$12,070	$14,524	$13,257
10/31/18	$11,302	$13,531	$12,345
11/30/18	$11,502	$13,807	$12,541
12/31/18	$10,788	$12,560	$11,699
1/31/19	$11,567	$13,567	$12,554
2/28/19	$11,809	$14,003	$12,875
3/31/19	$11,994	$14,275	$12,997
4/30/19	$12,322	$14,853	$13,385
5/31/19	$11,740	$13,909	$12,691
6/30/19	$12,381	$14,889	$13,428
7/31/19	$12,413	$15,103	$13,485
8/31/19	$12,242	$14,864	$13,233
9/30/19	$12,456	$15,142	$13,500
10/31/19	$12,724	$15,470	$13,800
11/30/19	$12,980	$16,031	$14,101
12/31/19	$13,362	$16,515	$14,510
1/31/20	$13,242	$16,509	$14,355
2/29/20	$12,413	$15,150	$13,317
3/31/20	$10,746	$13,279	$11,585
4/30/20	$11,759	$14,981	$12,733
5/31/20	$12,261	$15,694	$13,263
6/30/20	$12,583	$16,006	$13,589
7/31/20	$13,150	$16,909	$14,183
8/31/20	$13,761	$18,124	$14,872
9/30/20	$13,401	$17,436	$14,463
10/31/20	$13,172	$16,972	$14,229
11/30/20	$14,535	$18,830	$15,812
12/31/20	$15,144	$19,554	$16,492
1/31/21	$15,089	$19,356	$16,463
2/28/21	$15,419	$19,890	$16,906
3/31/21	$15,788	$20,761	$17,371
4/30/21	$16,422	$21,869	$18,040
5/31/21	$16,667	$22,022	$18,279
6/30/21	$16,866	$22,536	$18,414
7/31/21	$17,023	$23,071	$18,534
8/31/21	$17,359	$23,773	$18,938
9/30/21	$16,702	$22,667	$18,276
10/31/21	$17,443	$24,255	$19,068
11/30/21	$17,084	$24,087	$18,638
12/31/21	$17,737	$25,167	$19,380
1/31/22	$16,964	$23,864	$18,436
2/28/22	$16,548	$23,150	$18,121
3/31/22	$16,779	$24,009	$18,407
4/30/22	$15,566	$21,916	$17,105
5/31/22	$15,601	$21,956	$17,176
6/30/22	$14,389	$20,144	$15,808
7/31/22	$15,324	$22,001	$16,911
8/31/22	$14,700	$21,104	$16,298
9/30/22	$13,320	$19,160	$14,859
10/31/22	$14,025	$20,711	$15,757
11/30/22	$15,193	$21,869	$16,874
12/31/22	$14,611	$20,609	$16,311
1/31/23	$15,650	$21,904	$17,421
2/28/23	$15,154	$21,369	$16,992
3/31/23	$15,532	$22,154	$17,342
4/30/23	$15,733	$22,500	$17,565
5/31/23	$15,496	$22,598	$17,300
6/30/23	$16,254	$24,091	$18,186
7/31/23	$16,763	$24,865	$18,765
8/31/23	$16,290	$24,469	$18,313
9/30/23	$15,604	$23,302	$17,581
10/31/23	$15,165	$22,812	$17,057
11/30/23	$16,412	$24,895	$18,484
12/31/23	$17,229	$26,026	$19,432
1/31/24	$17,169	$26,464	$19,459
2/29/24	$17,747	$27,877	$20,131
3/31/24	$18,248	$28,774	$20,706
4/30/24	$17,608	$27,599	$20,036
5/31/24	$18,333	$28,967	$20,804
6/30/24	$18,606	$30,006	$21,085
7/31/24	$19,019	$30,372	$21,588
8/31/24	$19,456	$31,108	$22,047
9/30/24	$19,889	$31,773	$22,495
10/31/24	$19,376	$31,485	$21,950
11/30/24	$20,011	$33,333	$22,650
12/31/24	$19,446	$32,538	$22,070
1/31/25	$19,971	$33,444	$22,678
2/28/25	$20,046	$33,008	$22,624
3/31/25	$19,468	$31,148	$21,973
4/30/25	$19,505	$30,937	$22,148
5/31/25	$20,368	$32,884	$23,161
6/30/25	$21,184	$34,556	$24,030
7/31/25	$21,334	$35,332	$24,259
8/31/25	$21,909	$36,048	$24,922
9/30/25	$22,590	$37,364	$25,609
10/31/25	$22,966	$38,239	$26,004
11/30/25	$23,041	$38,333	$26,131
12/31/25	$23,188	$38,356	$26,368
1/31/26	$23,824	$38,912	$27,160
2/28/26	$24,304	$38,616	$27,695
3/31/26	$22,905	$36,694	$25,953
4/30/26	$24,762	$40,544	$28,141
5/31/26	$25,697	$42,678	$29,256
6/30/26	$25,601	$42,271	$29,177

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	20.85%	8.70%	10.48%
Class A (including sales charge)	14.18%	7.48%	9.86%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2045 Index	21.42%	9.64%	11.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$640,221
# of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$183
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	81.5%
Short-Term Instruments	0.2%
Affiliated Investments	18.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	45.5%
Vanguard Developed Markets Index Fund 'Institutional'	22.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.7%
PIMCO Total Return Fund	4.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Real Return Fund	2.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
PIMCO Income Fund	2.1%
PIMCO Long-Term Real Return Fund	1.9%
PIMCO Long-Term U.S. Government Fund	1.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report |

June 30, 2026

PES8018TSRAR_063026

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2045 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,035,751	$1,036,869	$1,033,662
8/31/16	$1,036,772	$1,038,324	$1,036,667
9/30/16	$1,041,299	$1,038,521	$1,040,367
10/31/16	$1,022,887	$1,019,577	$1,020,291
11/30/16	$1,026,979	$1,057,337	$1,039,911
12/31/16	$1,045,592	$1,078,236	$1,060,635
1/31/17	$1,068,390	$1,098,687	$1,081,238
2/28/17	$1,096,369	$1,142,311	$1,107,237
3/31/17	$1,103,623	$1,143,643	$1,116,687
4/30/17	$1,117,094	$1,155,389	$1,130,696
5/31/17	$1,133,675	$1,171,648	$1,147,286
6/30/17	$1,141,150	$1,178,961	$1,155,188
7/31/17	$1,167,085	$1,203,204	$1,179,294
8/31/17	$1,173,310	$1,206,887	$1,179,702
9/30/17	$1,190,672	$1,231,783	$1,205,433
10/31/17	$1,211,488	$1,260,527	$1,227,194
11/30/17	$1,233,345	$1,299,187	$1,253,424
12/31/17	$1,250,853	$1,313,632	$1,268,121
1/31/18	$1,301,649	$1,388,843	$1,321,259
2/28/18	$1,251,911	$1,337,654	$1,272,165
3/31/18	$1,240,270	$1,303,660	$1,256,231
4/30/18	$1,244,503	$1,308,662	$1,264,863
5/31/18	$1,254,027	$1,340,177	$1,280,138
6/30/18	$1,250,343	$1,348,426	$1,277,052
7/31/18	$1,281,098	$1,398,606	$1,308,400
8/31/18	$1,292,764	$1,444,180	$1,325,610
9/30/18	$1,292,779	$1,452,400	$1,325,727
10/31/18	$1,211,781	$1,353,128	$1,234,459
11/30/18	$1,233,096	$1,380,703	$1,254,125
12/31/18	$1,157,580	$1,256,038	$1,169,914
1/31/19	$1,242,034	$1,356,691	$1,255,426
2/28/19	$1,267,933	$1,400,252	$1,287,536
3/31/19	$1,287,945	$1,427,462	$1,299,722
4/30/19	$1,324,225	$1,485,259	$1,338,542
5/31/19	$1,261,868	$1,390,874	$1,269,099
6/30/19	$1,330,948	$1,488,897	$1,342,848
7/31/19	$1,335,510	$1,510,296	$1,348,518
8/31/19	$1,317,262	$1,486,372	$1,323,310
9/30/19	$1,341,338	$1,514,183	$1,349,968
10/31/19	$1,370,023	$1,546,980	$1,379,985
11/30/19	$1,398,709	$1,603,134	$1,410,061
12/31/19	$1,440,443	$1,651,519	$1,450,957
1/31/20	$1,428,732	$1,650,872	$1,435,536
2/29/20	$1,339,729	$1,514,974	$1,331,705
3/31/20	$1,160,153	$1,327,855	$1,158,527
4/30/20	$1,269,137	$1,498,077	$1,273,299
5/31/20	$1,324,215	$1,569,428	$1,326,260
6/30/20	$1,359,641	$1,600,639	$1,358,894
7/31/20	$1,421,870	$1,690,892	$1,418,270
8/31/20	$1,488,795	$1,812,434	$1,487,215
9/30/20	$1,450,049	$1,743,567	$1,446,346
10/31/20	$1,425,393	$1,697,199	$1,422,947
11/30/20	$1,574,507	$1,882,981	$1,581,190
12/31/20	$1,641,265	$1,955,379	$1,649,156
1/31/21	$1,635,323	$1,935,638	$1,646,277
2/28/21	$1,672,165	$1,989,013	$1,690,646
3/31/21	$1,712,535	$2,076,123	$1,737,125
4/30/21	$1,782,189	$2,186,923	$1,803,952
5/31/21	$1,809,811	$2,202,197	$1,827,937
6/30/21	$1,831,044	$2,253,607	$1,841,409
7/31/21	$1,850,433	$2,307,141	$1,853,408
8/31/21	$1,887,999	$2,377,291	$1,893,789
9/30/21	$1,815,987	$2,266,724	$1,827,593
10/31/21	$1,898,642	$2,425,535	$1,906,767
11/30/21	$1,859,746	$2,408,729	$1,863,831
12/31/21	$1,931,897	$2,516,678	$1,938,002
1/31/22	$1,848,065	$2,386,448	$1,843,646
2/28/22	$1,803,021	$2,314,994	$1,812,116
3/31/22	$1,829,297	$2,400,949	$1,840,678
4/30/22	$1,697,918	$2,191,581	$1,710,460
5/31/22	$1,702,923	$2,195,602	$1,717,550
6/30/22	$1,570,461	$2,014,369	$1,580,799
7/31/22	$1,673,154	$2,200,103	$1,691,121
8/31/22	$1,605,527	$2,110,378	$1,629,809
9/30/22	$1,454,397	$1,916,015	$1,485,851
10/31/22	$1,532,200	$2,071,139	$1,575,706
11/30/22	$1,661,451	$2,186,882	$1,687,406
12/31/22	$1,597,956	$2,060,886	$1,631,054
1/31/23	$1,712,187	$2,190,380	$1,742,051
2/28/23	$1,658,280	$2,136,937	$1,699,233
3/31/23	$1,700,869	$2,215,393	$1,734,240
4/30/23	$1,724,046	$2,249,972	$1,756,469
5/31/23	$1,698,294	$2,259,751	$1,729,955
6/30/23	$1,782,203	$2,409,065	$1,818,623
7/31/23	$1,837,575	$2,486,456	$1,876,478
8/31/23	$1,787,354	$2,446,868	$1,831,318
9/30/23	$1,712,802	$2,330,206	$1,758,113
10/31/23	$1,664,973	$2,281,210	$1,705,680
11/30/23	$1,801,997	$2,489,543	$1,848,394
12/31/23	$1,892,067	$2,602,645	$1,943,192
1/31/24	$1,886,822	$2,646,380	$1,945,932
2/29/24	$1,951,071	$2,787,685	$2,013,138
3/31/24	$2,007,545	$2,877,377	$2,070,582
4/30/24	$1,937,729	$2,759,852	$2,003,643
5/31/24	$2,018,083	$2,896,698	$2,080,442
6/30/24	$2,048,718	$3,000,638	$2,108,467
7/31/24	$2,095,130	$3,037,163	$2,158,772
8/31/24	$2,142,867	$3,110,834	$2,204,739
9/30/24	$2,191,991	$3,177,273	$2,249,501
10/31/24	$2,137,325	$3,148,460	$2,194,985
11/30/24	$2,207,991	$3,333,278	$2,264,988
12/31/24	$2,146,342	$3,253,818	$2,207,007
1/31/25	$2,205,127	$3,344,429	$2,267,770
2/28/25	$2,214,696	$3,300,790	$2,262,380
3/31/25	$2,150,803	$3,114,810	$2,197,322
4/30/25	$2,156,279	$3,093,688	$2,214,836
5/31/25	$2,252,114	$3,288,420	$2,316,144
6/30/25	$2,342,457	$3,455,644	$2,402,989
7/31/25	$2,360,286	$3,533,199	$2,425,858
8/31/25	$2,424,744	$3,604,823	$2,492,236
9/30/25	$2,501,471	$3,736,399	$2,560,902
10/31/25	$2,544,078	$3,823,882	$2,600,420
11/30/25	$2,553,699	$3,833,254	$2,613,051
12/31/25	$2,571,632	$3,835,601	$2,636,845
1/31/26	$2,641,482	$3,891,218	$2,715,965
2/28/26	$2,695,652	$3,861,645	$2,769,518
3/31/26	$2,543,051	$3,669,354	$2,595,252
4/30/26	$2,749,128	$4,054,367	$2,814,077
5/31/26	$2,853,598	$4,267,759	$2,925,553
6/30/26	$2,843,001	$4,227,117	$2,917,660

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	21.37%	9.20%	11.01%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2045 Index	21.42%	9.64%	11.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$640,221
# of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$183
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	81.5%
Short-Term Instruments	0.2%
Affiliated Investments	18.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	45.5%
Vanguard Developed Markets Index Fund 'Institutional'	22.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.7%
PIMCO Total Return Fund	4.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Real Return Fund	2.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
PIMCO Income Fund	2.1%
PIMCO Long-Term Real Return Fund	1.9%
PIMCO Long-Term U.S. Government Fund	1.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report |

June 30, 2026

PES2125TSRAR_063026

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2050 Index
6/30/16	$9,450	$10,000	$10,000
7/31/16	$9,788	$10,369	$10,351
8/31/16	$9,797	$10,383	$10,380
9/30/16	$9,839	$10,385	$10,417
10/31/16	$9,655	$10,196	$10,211
11/30/16	$9,694	$10,573	$10,426
12/31/16	$9,869	$10,782	$10,640
1/31/17	$10,084	$10,987	$10,856
2/28/17	$10,348	$11,423	$11,126
3/31/17	$10,406	$11,436	$11,227
4/30/17	$10,533	$11,554	$11,370
5/31/17	$10,680	$11,716	$11,542
6/30/17	$10,748	$11,790	$11,624
7/31/17	$10,993	$12,032	$11,870
8/31/17	$11,042	$12,069	$11,872
9/30/17	$11,212	$12,318	$12,139
10/31/17	$11,399	$12,605	$12,364
11/30/17	$11,604	$12,992	$12,637
12/31/17	$11,768	$13,136	$12,787
1/31/18	$12,255	$13,888	$13,338
2/28/18	$11,768	$13,377	$12,832
3/31/18	$11,648	$13,037	$12,667
4/30/18	$11,688	$13,087	$12,757
5/31/18	$11,778	$13,402	$12,918
6/30/18	$11,738	$13,484	$12,885
7/31/18	$12,036	$13,986	$13,208
8/31/18	$12,146	$14,442	$13,383
9/30/18	$12,134	$14,524	$13,384
10/31/18	$11,345	$13,531	$12,441
11/30/18	$11,545	$13,807	$12,644
12/31/18	$10,806	$12,560	$11,771
1/31/19	$11,619	$13,567	$12,649
2/28/19	$11,872	$14,003	$12,979
3/31/19	$12,053	$14,275	$13,100
4/30/19	$12,392	$14,853	$13,499
5/31/19	$11,777	$13,909	$12,778
6/30/19	$12,441	$14,889	$13,534
7/31/19	$12,473	$15,103	$13,591
8/31/19	$12,271	$14,864	$13,322
9/30/19	$12,499	$15,142	$13,598
10/31/19	$12,778	$15,470	$13,905
11/30/19	$13,046	$16,031	$14,216
12/31/19	$13,449	$16,515	$14,638
1/31/20	$13,296	$16,509	$14,472
2/29/20	$12,422	$15,150	$13,400
3/31/20	$10,707	$13,279	$11,629
4/30/20	$11,745	$14,981	$12,799
5/31/20	$12,259	$15,694	$13,342
6/30/20	$12,585	$16,006	$13,676
7/31/20	$13,165	$16,909	$14,277
8/31/20	$13,799	$18,124	$14,990
9/30/20	$13,427	$17,436	$14,569
10/31/20	$13,176	$16,972	$14,330
11/30/20	$14,575	$18,830	$15,963
12/31/20	$15,208	$19,554	$16,668
1/31/21	$15,153	$19,356	$16,642
2/28/21	$15,506	$19,890	$17,109
3/31/21	$15,915	$20,761	$17,596
4/30/21	$16,560	$21,869	$18,286
5/31/21	$16,828	$22,022	$18,535
6/30/21	$17,004	$22,536	$18,667
7/31/21	$17,173	$23,071	$18,785
8/31/21	$17,520	$23,773	$19,206
9/30/21	$16,840	$22,667	$18,518
10/31/21	$17,616	$24,255	$19,344
11/30/21	$17,234	$24,087	$18,893
12/31/21	$17,931	$25,167	$19,666
1/31/22	$17,131	$23,864	$18,693
2/28/22	$16,691	$23,150	$18,372
3/31/22	$16,957	$24,009	$18,680
4/30/22	$15,717	$21,916	$17,339
5/31/22	$15,752	$21,956	$17,410
6/30/22	$14,500	$20,144	$15,993
7/31/22	$15,473	$22,001	$17,128
8/31/22	$14,824	$21,104	$16,502
9/30/22	$13,411	$19,160	$15,021
10/31/22	$14,165	$20,711	$15,958
11/30/22	$15,371	$21,869	$17,108
12/31/22	$14,772	$20,609	$16,525
1/31/23	$15,838	$21,904	$17,669
2/28/23	$15,329	$21,369	$17,234
3/31/23	$15,715	$22,154	$17,584
4/30/23	$15,928	$22,500	$17,811
5/31/23	$15,691	$22,598	$17,536
6/30/23	$16,498	$24,091	$18,472
7/31/23	$17,020	$24,865	$19,085
8/31/23	$16,546	$24,469	$18,609
9/30/23	$15,855	$23,302	$17,852
10/31/23	$15,378	$22,812	$17,305
11/30/23	$16,676	$24,895	$18,783
12/31/23	$17,516	$26,026	$19,762
1/31/24	$17,468	$26,464	$19,788
2/29/24	$18,095	$27,877	$20,507
3/31/24	$18,624	$28,774	$21,109
4/30/24	$17,970	$27,599	$20,418
5/31/24	$18,745	$28,967	$21,218
6/30/24	$19,028	$30,006	$21,521
7/31/24	$19,442	$30,372	$22,040
8/31/24	$19,892	$31,108	$22,510
9/30/24	$20,340	$31,773	$22,973
10/31/24	$19,814	$31,485	$22,432
11/30/24	$20,499	$33,333	$23,202
12/31/24	$19,902	$32,538	$22,588
1/31/25	$20,455	$33,444	$23,219
2/28/25	$20,505	$33,008	$23,132
3/31/25	$19,874	$31,148	$22,417
4/30/25	$19,937	$30,937	$22,569
5/31/25	$20,893	$32,884	$23,640
6/30/25	$21,744	$34,556	$24,555
7/31/25	$21,907	$35,332	$24,810
8/31/25	$22,524	$36,048	$25,499
9/30/25	$23,243	$37,364	$26,222
10/31/25	$23,634	$38,239	$26,637
11/30/25	$23,722	$38,333	$26,767
12/31/25	$23,900	$38,356	$27,006
1/31/26	$24,602	$38,912	$27,828
2/28/26	$25,097	$38,616	$28,360
3/31/26	$23,592	$36,694	$26,546
4/30/26	$25,610	$40,544	$28,876
5/31/26	$26,626	$42,678	$30,061
6/30/26	$26,516	$42,271	$29,990

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	21.95%	9.29%	10.87%
Class A (including sales charge)	15.21%	8.07%	10.24%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2050 Index	22.13%	9.95%	11.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$590,560
# of Portfolio Holdings	21
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$170
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	87.1%
Short-Term Instruments	0.2%
Affiliated Investments	12.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	47.4%
Vanguard Developed Markets Index Fund 'Institutional'	24.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	10.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.4%
PIMCO Total Return Fund	2.9%
PIMCO Real Return Fund	1.5%
PIMCO Income Fund	1.2%
PIMCO Emerging Markets Local Currency and Bond Fund	1.1%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report |

June 30, 2026

PES8019TSRAR_063026

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2050 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,035,642	$1,036,869	$1,035,072
8/31/16	$1,037,678	$1,038,324	$1,038,012
9/30/16	$1,041,998	$1,038,521	$1,041,728
10/31/16	$1,023,646	$1,019,577	$1,021,058
11/30/16	$1,027,724	$1,057,337	$1,042,613
12/31/16	$1,046,786	$1,078,236	$1,064,017
1/31/17	$1,069,542	$1,098,687	$1,085,596
2/28/17	$1,098,505	$1,142,311	$1,112,587
3/31/17	$1,105,745	$1,143,643	$1,122,673
4/30/17	$1,119,192	$1,155,389	$1,137,038
5/31/17	$1,135,742	$1,171,648	$1,154,162
6/30/17	$1,144,044	$1,178,961	$1,162,390
7/31/17	$1,169,927	$1,203,204	$1,187,031
8/31/17	$1,176,139	$1,206,887	$1,187,247
9/30/17	$1,194,370	$1,231,783	$1,213,929
10/31/17	$1,214,103	$1,260,527	$1,236,407
11/30/17	$1,236,952	$1,299,187	$1,263,722
12/31/17	$1,254,848	$1,313,632	$1,278,709
1/31/18	$1,307,661	$1,388,843	$1,333,808
2/28/18	$1,255,904	$1,337,654	$1,283,173
3/31/18	$1,244,285	$1,303,660	$1,266,739
4/30/18	$1,248,510	$1,308,662	$1,275,733
5/31/18	$1,259,073	$1,340,177	$1,291,782
6/30/18	$1,254,947	$1,348,426	$1,288,548
7/31/18	$1,286,691	$1,398,606	$1,320,817
8/31/18	$1,299,388	$1,444,180	$1,338,304
9/30/18	$1,299,284	$1,452,400	$1,338,445
10/31/18	$1,214,225	$1,353,128	$1,244,098
11/30/18	$1,236,553	$1,380,703	$1,264,430
12/31/18	$1,157,482	$1,256,038	$1,177,146
1/31/19	$1,245,221	$1,356,691	$1,264,895
2/28/19	$1,273,343	$1,400,252	$1,297,902
3/31/19	$1,292,811	$1,427,462	$1,309,972
4/30/19	$1,330,169	$1,485,259	$1,349,939
5/31/19	$1,264,510	$1,390,874	$1,277,766
6/30/19	$1,337,015	$1,488,897	$1,353,435
7/31/19	$1,340,432	$1,510,296	$1,359,143
8/31/19	$1,319,932	$1,486,372	$1,332,225
9/30/19	$1,344,308	$1,514,183	$1,359,769
10/31/19	$1,375,251	$1,546,980	$1,390,524
11/30/19	$1,403,902	$1,603,134	$1,421,561
12/31/19	$1,447,906	$1,651,519	$1,463,802
1/31/20	$1,432,702	$1,650,872	$1,447,190
2/29/20	$1,339,138	$1,514,974	$1,339,991
3/31/20	$1,155,044	$1,327,855	$1,162,864
4/30/20	$1,267,388	$1,498,077	$1,279,930
5/31/20	$1,322,391	$1,569,428	$1,334,240
6/30/20	$1,359,164	$1,600,639	$1,367,607
7/31/20	$1,421,318	$1,690,892	$1,427,738
8/31/20	$1,491,680	$1,812,434	$1,499,015
9/30/20	$1,451,808	$1,743,567	$1,456,916
10/31/20	$1,424,836	$1,697,199	$1,432,991
11/30/20	$1,577,287	$1,882,981	$1,596,275
12/31/20	$1,646,563	$1,955,379	$1,666,771
1/31/21	$1,640,636	$1,935,638	$1,664,215
2/28/21	$1,679,755	$1,989,013	$1,710,857
3/31/21	$1,725,449	$2,076,123	$1,759,629
4/30/21	$1,796,096	$2,186,923	$1,828,564
5/31/21	$1,824,833	$2,202,197	$1,853,482
6/30/21	$1,846,007	$2,253,607	$1,866,686
7/31/21	$1,864,129	$2,307,141	$1,878,542
8/31/21	$1,903,997	$2,377,291	$1,920,641
9/30/21	$1,829,788	$2,266,724	$1,851,849
10/31/21	$1,915,825	$2,425,535	$1,934,414
11/30/21	$1,874,624	$2,408,729	$1,889,333
12/31/21	$1,951,161	$2,516,678	$1,966,644
1/31/22	$1,863,609	$2,386,448	$1,869,314
2/28/22	$1,817,332	$2,314,994	$1,837,154
3/31/22	$1,847,350	$2,400,949	$1,868,035
4/30/22	$1,712,269	$2,191,581	$1,733,859
5/31/22	$1,717,272	$2,195,602	$1,740,959
6/30/22	$1,582,192	$2,014,369	$1,599,257
7/31/22	$1,687,254	$2,200,103	$1,712,774
8/31/22	$1,618,463	$2,110,378	$1,650,159
9/30/22	$1,464,478	$1,916,015	$1,502,138
10/31/22	$1,547,160	$2,071,139	$1,595,778
11/30/22	$1,679,952	$2,186,882	$1,710,786
12/31/22	$1,613,730	$2,060,886	$1,652,501
1/31/23	$1,731,558	$2,190,380	$1,766,941
2/28/23	$1,676,486	$2,136,937	$1,723,352
3/31/23	$1,719,732	$2,215,393	$1,758,352
4/30/23	$1,744,134	$2,249,972	$1,781,070
5/31/23	$1,717,163	$2,259,751	$1,753,595
6/30/23	$1,807,303	$2,409,065	$1,847,234
7/31/23	$1,866,391	$2,486,456	$1,908,501
8/31/23	$1,813,726	$2,446,868	$1,860,865
9/30/23	$1,737,689	$2,330,206	$1,785,187
10/31/23	$1,687,415	$2,281,210	$1,730,523
11/30/23	$1,830,503	$2,489,543	$1,878,259
12/31/23	$1,922,447	$2,602,645	$1,976,158
1/31/24	$1,918,523	$2,646,380	$1,978,784
2/29/24	$1,989,144	$2,787,685	$2,050,700
3/31/24	$2,048,079	$2,877,377	$2,110,902
4/30/24	$1,975,871	$2,759,852	$2,041,826
5/31/24	$2,061,208	$2,896,698	$2,121,835
6/30/24	$2,092,800	$3,000,638	$2,152,078
7/31/24	$2,140,363	$3,037,163	$2,203,974
8/31/24	$2,190,569	$3,110,834	$2,251,042
9/30/24	$2,241,144	$3,177,273	$2,297,258
10/31/24	$2,183,986	$3,148,460	$2,243,233
11/30/24	$2,259,754	$3,333,278	$2,320,189
12/31/24	$2,194,964	$3,253,818	$2,258,780
1/31/25	$2,257,873	$3,344,429	$2,321,893
2/28/25	$2,263,343	$3,300,790	$2,313,232
3/31/25	$2,194,069	$3,114,810	$2,241,742
4/30/25	$2,202,287	$3,093,688	$2,256,864
5/31/25	$2,307,745	$3,288,420	$2,363,992
6/30/25	$2,404,263	$3,455,644	$2,455,501
7/31/25	$2,422,093	$3,533,199	$2,480,988
8/31/25	$2,490,669	$3,604,823	$2,549,922
9/30/25	$2,571,248	$3,736,399	$2,622,193
10/31/25	$2,615,224	$3,823,882	$2,663,724
11/30/25	$2,627,593	$3,833,254	$2,676,716
12/31/25	$2,647,419	$3,835,601	$2,700,640
1/31/26	$2,726,956	$3,891,218	$2,782,850
2/28/26	$2,782,347	$3,861,645	$2,836,024
3/31/26	$2,617,965	$3,669,354	$2,654,637
4/30/26	$2,843,013	$4,054,367	$2,887,635
5/31/26	$2,955,537	$4,267,759	$3,006,123
6/30/26	$2,943,613	$4,227,117	$2,999,023

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	22.43%	9.78%	11.40%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2050 Index	22.13%	9.95%	11.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$590,560
# of Portfolio Holdings	21
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$170
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	87.1%
Short-Term Instruments	0.2%
Affiliated Investments	12.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	47.4%
Vanguard Developed Markets Index Fund 'Institutional'	24.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	10.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.4%
PIMCO Total Return Fund	2.9%
PIMCO Real Return Fund	1.5%
PIMCO Income Fund	1.2%
PIMCO Emerging Markets Local Currency and Bond Fund	1.1%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report |

June 30, 2026

PES2126TSRAR_063026

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2055 Index
6/30/16	$9,450	$10,000	$10,000
7/31/16	$9,778	$10,369	$10,359
8/31/16	$9,788	$10,383	$10,390
9/30/16	$9,826	$10,385	$10,428
10/31/16	$9,643	$10,196	$10,219
11/30/16	$9,681	$10,573	$10,448
12/31/16	$9,857	$10,782	$10,667
1/31/17	$10,072	$10,987	$10,889
2/28/17	$10,346	$11,423	$11,165
3/31/17	$10,395	$11,436	$11,269
4/30/17	$10,522	$11,554	$11,415
5/31/17	$10,668	$11,716	$11,589
6/30/17	$10,737	$11,790	$11,672
7/31/17	$10,972	$12,032	$11,922
8/31/17	$11,021	$12,069	$11,924
9/30/17	$11,196	$12,318	$12,195
10/31/17	$11,372	$12,605	$12,424
11/30/17	$11,578	$12,992	$12,699
12/31/17	$11,738	$13,136	$12,851
1/31/18	$12,219	$13,888	$13,413
2/28/18	$11,738	$13,377	$12,903
3/31/18	$11,628	$13,037	$12,734
4/30/18	$11,658	$13,087	$12,826
5/31/18	$11,748	$13,402	$12,985
6/30/18	$11,708	$13,484	$12,951
7/31/18	$11,999	$13,986	$13,277
8/31/18	$12,099	$14,442	$13,452
9/30/18	$12,097	$14,524	$13,454
10/31/18	$11,314	$13,531	$12,502
11/30/18	$11,514	$13,807	$12,706
12/31/18	$10,777	$12,560	$11,826
1/31/19	$11,575	$13,567	$12,710
2/28/19	$11,827	$14,003	$13,043
3/31/19	$12,008	$14,275	$13,163
4/30/19	$12,356	$14,853	$13,566
5/31/19	$11,734	$13,909	$12,837
6/30/19	$12,394	$14,889	$13,603
7/31/19	$12,426	$15,103	$13,659
8/31/19	$12,225	$14,864	$13,384
9/30/19	$12,460	$15,142	$13,665
10/31/19	$12,725	$15,470	$13,979
11/30/19	$13,001	$16,031	$14,292
12/31/19	$13,400	$16,515	$14,722
1/31/20	$13,249	$16,509	$14,550
2/29/20	$12,371	$15,150	$13,456
3/31/20	$10,649	$13,279	$11,654
4/30/20	$11,667	$14,981	$12,837
5/31/20	$12,166	$15,694	$13,383
6/30/20	$12,500	$16,006	$13,723
7/31/20	$13,075	$16,909	$14,333
8/31/20	$13,714	$18,124	$15,061
9/30/20	$13,335	$17,436	$14,632
10/31/20	$13,075	$16,972	$14,387
11/30/20	$14,484	$18,830	$16,045
12/31/20	$15,118	$19,554	$16,762
1/31/21	$15,053	$19,356	$16,736
2/28/21	$15,412	$19,890	$17,213
3/31/21	$15,834	$20,761	$17,712
4/30/21	$16,494	$21,869	$18,415
5/31/21	$16,758	$22,022	$18,669
6/30/21	$16,933	$22,536	$18,802
7/31/21	$17,088	$23,071	$18,920
8/31/21	$17,444	$23,773	$19,346
9/30/21	$16,767	$22,667	$18,650
10/31/21	$17,547	$24,255	$19,485
11/30/21	$17,146	$24,087	$19,028
12/31/21	$17,854	$25,167	$19,810
1/31/22	$17,043	$23,864	$18,828
2/28/22	$16,609	$23,150	$18,503
3/31/22	$16,895	$24,009	$18,817
4/30/22	$15,649	$21,916	$17,463
5/31/22	$15,695	$21,956	$17,535
6/30/22	$14,439	$20,144	$16,095
7/31/22	$15,410	$22,001	$17,243
8/31/22	$14,770	$21,104	$16,614
9/30/22	$13,367	$19,160	$15,118
10/31/22	$14,122	$20,711	$16,072
11/30/22	$15,334	$21,869	$17,237
12/31/22	$14,725	$20,609	$16,647
1/31/23	$15,797	$21,904	$17,805
2/28/23	$15,296	$21,369	$17,368
3/31/23	$15,687	$22,154	$17,716
4/30/23	$15,897	$22,500	$17,945
5/31/23	$15,652	$22,598	$17,666
6/30/23	$16,481	$24,091	$18,612
7/31/23	$17,029	$24,865	$19,230
8/31/23	$16,539	$24,469	$18,750
9/30/23	$15,852	$23,302	$17,986
10/31/23	$15,384	$22,812	$17,435
11/30/23	$16,684	$24,895	$18,926
12/31/23	$17,521	$26,026	$19,912
1/31/24	$17,473	$26,464	$19,940
2/29/24	$18,139	$27,877	$20,667
3/31/24	$18,680	$28,774	$21,275
4/30/24	$18,024	$27,599	$20,578
5/31/24	$18,799	$28,967	$21,385
6/30/24	$19,090	$30,006	$21,689
7/31/24	$19,508	$30,372	$22,215
8/31/24	$19,963	$31,108	$22,697
9/30/24	$20,415	$31,773	$23,169
10/31/24	$19,898	$31,485	$22,612
11/30/24	$20,607	$33,333	$23,390
12/31/24	$20,000	$32,538	$22,764
1/31/25	$20,567	$33,444	$23,417
2/28/25	$20,591	$33,008	$23,323
3/31/25	$19,936	$31,148	$22,591
4/30/25	$19,997	$30,937	$22,757
5/31/25	$20,996	$32,884	$23,868
6/30/25	$21,885	$34,556	$24,807
7/31/25	$22,058	$35,332	$25,069
8/31/25	$22,687	$36,048	$25,777
9/30/25	$23,423	$37,364	$26,521
10/31/25	$23,818	$38,239	$26,949
11/30/25	$23,904	$38,333	$27,078
12/31/25	$24,090	$38,356	$27,331
1/31/26	$24,826	$38,912	$28,187
2/28/26	$25,322	$38,616	$28,734
3/31/26	$23,798	$36,694	$26,852
4/30/26	$25,898	$40,544	$29,266
5/31/26	$26,942	$42,678	$30,497
6/30/26	$26,833	$42,271	$30,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	22.61%	9.64%	11.00%
Class A (including sales charge)	15.88%	8.41%	10.37%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2055 Index	22.61%	10.10%	11.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$490,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	90.5%
Short-Term Instruments	0.1%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	48.7%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Institutional'	5.1%
PIMCO Total Return Fund	2.0%
PIMCO Real Return Fund	1.2%
PIMCO Income Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.6%
PIMCO Long-Term Real Return Fund	0.5%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report |

June 30, 2026

PES8020TSRAR_063026

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2055 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,035,714	$1,036,869	$1,035,870
8/31/16	$1,037,755	$1,038,324	$1,039,010
9/30/16	$1,041,989	$1,038,521	$1,042,840
10/31/16	$1,023,601	$1,019,577	$1,021,897
11/30/16	$1,027,687	$1,057,337	$1,044,792
12/31/16	$1,046,852	$1,078,236	$1,066,671
1/31/17	$1,069,632	$1,098,687	$1,088,870
2/28/17	$1,098,625	$1,142,311	$1,116,497
3/31/17	$1,105,874	$1,143,643	$1,126,936
4/30/17	$1,119,335	$1,155,389	$1,141,483
5/31/17	$1,135,902	$1,171,648	$1,158,934
6/30/17	$1,143,450	$1,178,961	$1,167,201
7/31/17	$1,169,391	$1,203,204	$1,192,199
8/31/17	$1,175,616	$1,206,887	$1,192,384
9/30/17	$1,193,253	$1,231,783	$1,219,524
10/31/17	$1,214,078	$1,260,527	$1,242,366
11/30/17	$1,235,944	$1,299,187	$1,269,854
12/31/17	$1,252,525	$1,313,632	$1,285,077
1/31/18	$1,305,778	$1,388,843	$1,341,282
2/28/18	$1,254,655	$1,337,654	$1,290,263
3/31/18	$1,242,939	$1,303,660	$1,273,430
4/30/18	$1,246,134	$1,308,662	$1,282,577
5/31/18	$1,256,785	$1,340,177	$1,298,479
6/30/18	$1,252,760	$1,348,426	$1,295,141
7/31/18	$1,284,772	$1,398,606	$1,327,700
8/31/18	$1,296,510	$1,444,180	$1,345,242
9/30/18	$1,296,324	$1,452,400	$1,345,359
10/31/18	$1,212,828	$1,353,128	$1,250,154
11/30/18	$1,235,308	$1,380,703	$1,270,625
12/31/18	$1,156,319	$1,256,038	$1,182,603
1/31/19	$1,242,679	$1,356,691	$1,271,014
2/28/19	$1,270,717	$1,400,252	$1,304,284
3/31/19	$1,290,163	$1,427,462	$1,316,305
4/30/19	$1,328,441	$1,485,259	$1,356,601
5/31/19	$1,260,893	$1,390,874	$1,283,693
6/30/19	$1,333,022	$1,488,897	$1,360,253
7/31/19	$1,337,544	$1,510,296	$1,365,917
8/31/19	$1,316,062	$1,486,372	$1,338,436
9/30/19	$1,341,171	$1,514,183	$1,366,531
10/31/19	$1,371,859	$1,546,980	$1,397,894
11/30/19	$1,401,410	$1,603,134	$1,429,237
12/31/19	$1,445,037	$1,651,519	$1,472,172
1/31/20	$1,428,774	$1,650,872	$1,455,037
2/29/20	$1,334,684	$1,514,974	$1,345,647
3/31/20	$1,149,119	$1,327,855	$1,165,372
4/30/20	$1,260,774	$1,498,077	$1,283,687
5/31/20	$1,314,276	$1,569,428	$1,338,350
6/30/20	$1,350,809	$1,600,639	$1,372,294
7/31/20	$1,413,746	$1,690,892	$1,433,341
8/31/20	$1,483,676	$1,812,434	$1,506,050
9/30/20	$1,442,884	$1,743,567	$1,463,180
10/31/20	$1,416,077	$1,697,199	$1,438,683
11/30/20	$1,568,757	$1,882,981	$1,604,495
12/31/20	$1,637,249	$1,955,379	$1,676,162
1/31/21	$1,632,548	$1,935,638	$1,673,621
2/28/21	$1,672,509	$1,989,013	$1,721,312
3/31/21	$1,718,502	$2,076,123	$1,771,218
4/30/21	$1,789,661	$2,186,923	$1,841,518
5/31/21	$1,819,311	$2,202,197	$1,866,927
6/30/21	$1,839,121	$2,253,607	$1,880,217
7/31/21	$1,857,116	$2,307,141	$1,892,010
8/31/21	$1,896,706	$2,377,291	$1,934,555
9/30/21	$1,823,928	$2,266,724	$1,865,038
10/31/21	$1,909,350	$2,425,535	$1,948,497
11/30/21	$1,867,241	$2,408,729	$1,902,760
12/31/21	$1,943,963	$2,516,678	$1,981,008
1/31/22	$1,857,455	$2,386,448	$1,882,758
2/28/22	$1,810,493	$2,314,994	$1,850,313
3/31/22	$1,841,389	$2,400,949	$1,881,716
4/30/22	$1,706,683	$2,191,581	$1,746,330
5/31/22	$1,711,627	$2,195,602	$1,753,497
6/30/22	$1,575,685	$2,014,369	$1,609,512
7/31/22	$1,681,967	$2,200,103	$1,724,309
8/31/22	$1,612,760	$2,110,378	$1,661,437
9/30/22	$1,459,601	$1,916,015	$1,511,784
10/31/22	$1,543,785	$2,071,139	$1,607,166
11/30/22	$1,676,250	$2,186,882	$1,723,658
12/31/22	$1,611,229	$2,060,886	$1,664,695
1/31/23	$1,728,754	$2,190,380	$1,780,536
2/28/23	$1,674,415	$2,136,937	$1,736,754
3/31/23	$1,718,306	$2,215,393	$1,771,609
4/30/23	$1,742,365	$2,249,972	$1,794,543
5/31/23	$1,715,774	$2,259,751	$1,766,593
6/30/23	$1,807,075	$2,409,065	$1,861,193
7/31/23	$1,867,859	$2,486,456	$1,923,022
8/31/23	$1,814,673	$2,446,868	$1,875,006
9/30/23	$1,738,979	$2,330,206	$1,798,583
10/31/23	$1,689,403	$2,281,210	$1,743,464
11/30/23	$1,833,046	$2,489,543	$1,892,597
12/31/23	$1,926,173	$2,602,645	$1,991,236
1/31/24	$1,921,009	$2,646,380	$1,993,973
2/29/24	$1,994,596	$2,787,685	$2,066,683
3/31/24	$2,055,018	$2,877,377	$2,127,469
4/30/24	$1,983,754	$2,759,852	$2,057,756
5/31/24	$2,069,271	$2,896,698	$2,138,545
6/30/24	$2,101,718	$3,000,638	$2,168,905
7/31/24	$2,148,596	$3,037,163	$2,221,549
8/31/24	$2,199,381	$3,110,834	$2,269,696
9/30/24	$2,250,474	$3,177,273	$2,316,865
10/31/24	$2,195,489	$3,148,460	$2,261,161
11/30/24	$2,272,730	$3,333,278	$2,339,017
12/31/24	$2,207,945	$3,253,818	$2,276,406
1/31/25	$2,272,450	$3,344,429	$2,341,688
2/28/25	$2,275,138	$3,300,790	$2,332,307
3/31/25	$2,203,021	$3,114,810	$2,259,141
4/30/25	$2,211,095	$3,093,688	$2,275,689
5/31/25	$2,322,794	$3,288,420	$2,386,773
6/30/25	$2,421,024	$3,455,644	$2,480,657
7/31/25	$2,441,233	$3,533,199	$2,506,914
8/31/25	$2,511,290	$3,604,823	$2,577,669
9/30/25	$2,593,877	$3,736,399	$2,652,072
10/31/25	$2,638,413	$3,823,882	$2,694,876
11/30/25	$2,650,560	$3,833,254	$2,707,842
12/31/25	$2,671,347	$3,835,601	$2,733,121
1/31/26	$2,753,392	$3,891,218	$2,818,665
2/28/26	$2,810,407	$3,861,645	$2,873,392
3/31/26	$2,641,413	$3,669,354	$2,685,234
4/30/26	$2,874,438	$4,054,367	$2,926,622
5/31/26	$2,991,648	$4,267,759	$3,049,693
6/30/26	$2,981,245	$4,227,117	$3,041,615

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	23.14%	10.14%	11.54%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2055 Index	22.61%	10.10%	11.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$490,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	90.5%
Short-Term Instruments	0.1%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	48.7%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Institutional'	5.1%
PIMCO Total Return Fund	2.0%
PIMCO Real Return Fund	1.2%
PIMCO Income Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.6%
PIMCO Long-Term Real Return Fund	0.5%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report |

June 30, 2026

PES2127TSRAR_063026

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2060 Index
12/31/19	$9,452	$10,000	$10,000
1/31/20	$9,348	$9,996	$9,884
2/29/20	$8,724	$9,173	$9,137
3/31/20	$7,495	$8,040	$7,914
4/30/20	$8,223	$9,071	$8,725
5/31/20	$8,573	$9,503	$9,101
6/30/20	$8,809	$9,692	$9,333
7/31/20	$9,216	$10,238	$9,747
8/31/20	$9,669	$10,974	$10,240
9/30/20	$9,409	$10,557	$9,950
10/31/20	$9,230	$10,277	$9,784
11/30/20	$10,232	$11,402	$10,911
12/31/20	$10,675	$11,840	$11,399
1/31/21	$10,627	$11,720	$11,382
2/28/21	$10,884	$12,044	$11,703
3/31/21	$11,173	$12,571	$12,038
4/30/21	$11,632	$13,242	$12,513
5/31/21	$11,823	$13,334	$12,688
6/30/21	$11,954	$13,646	$12,776
7/31/21	$12,069	$13,970	$12,853
8/31/21	$12,319	$14,395	$13,143
9/30/21	$11,834	$13,725	$12,670
10/31/21	$12,393	$14,687	$13,236
11/30/21	$12,104	$14,585	$12,922
12/31/21	$12,609	$15,239	$13,456
1/31/22	$12,033	$14,450	$12,786
2/28/22	$11,740	$14,017	$12,567
3/31/22	$11,960	$14,538	$12,780
4/30/22	$11,080	$13,270	$11,860
5/31/22	$11,133	$13,294	$11,908
6/30/22	$10,243	$12,197	$10,929
7/31/22	$10,923	$13,322	$11,709
8/31/22	$10,473	$12,778	$11,281
9/30/22	$9,483	$11,602	$10,263
10/31/22	$10,017	$12,541	$10,912
11/30/22	$10,866	$13,242	$11,704
12/31/22	$10,437	$12,479	$11,302
1/31/23	$11,190	$13,263	$12,088
2/28/23	$10,840	$12,939	$11,791
3/31/23	$11,111	$13,414	$12,032
4/30/23	$11,260	$13,624	$12,190
5/31/23	$11,101	$13,683	$12,002
6/30/23	$11,685	$14,587	$12,649
7/31/23	$12,079	$15,056	$13,071
8/31/23	$11,739	$14,816	$12,742
9/30/23	$11,250	$14,109	$12,222
10/31/23	$10,920	$13,813	$11,844
11/30/23	$11,846	$15,074	$12,858
12/31/23	$12,456	$15,759	$13,533
1/31/24	$12,424	$16,024	$13,548
2/29/24	$12,908	$16,880	$14,044
3/31/24	$13,300	$17,423	$14,460
4/30/24	$12,836	$16,711	$13,985
5/31/24	$13,387	$17,540	$14,534
6/30/24	$13,595	$18,169	$14,741
7/31/24	$13,899	$18,390	$15,104
8/31/24	$14,224	$18,836	$15,429
9/30/24	$14,538	$19,238	$15,755
10/31/24	$14,190	$19,064	$15,378
11/30/24	$14,691	$20,183	$15,920
12/31/24	$14,266	$19,702	$15,487
1/31/25	$14,677	$20,251	$15,932
2/28/25	$14,688	$19,986	$15,857
3/31/25	$14,200	$18,860	$15,350
4/30/25	$14,244	$18,732	$15,453
5/31/25	$14,978	$19,911	$16,216
6/30/25	$15,596	$20,924	$16,858
7/31/25	$15,729	$21,394	$17,041
8/31/25	$16,174	$21,827	$17,520
9/30/25	$16,696	$22,624	$18,029
10/31/25	$16,985	$23,154	$18,321
11/30/25	$17,052	$23,210	$18,407
12/31/25	$17,181	$23,225	$18,575
1/31/26	$17,706	$23,561	$19,152
2/28/26	$18,049	$23,382	$19,513
3/31/26	$16,964	$22,218	$18,242
4/30/26	$18,475	$24,549	$19,888
5/31/26	$19,219	$25,841	$20,725
6/30/26	$19,152	$25,595	$20,666

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/31/19
Class A (excluding sales charge)	22.80%	9.89%	11.48%
Class A (including sales charge)	16.02%	8.66%	10.52%
S&P 500 Index	22.32%	13.41%	15.56%
S&P Target Date 2060 Index	22.59%	10.10%	11.82%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$236,136
# of Portfolio Holdings	18
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$67
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	91.2%
Short-Term Instruments	0.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	49.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Institutional'	5.4%
PIMCO Total Return Fund	1.4%
PIMCO Real Return Fund	1.1%
PIMCO Emerging Markets Local Currency and Bond Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.5%
PIMCO Long-Term Real Return Fund	0.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report |

June 30, 2026

PES8088TSRAR_063026

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2060 Index
12/31/19	$1,000,000	$1,000,000	$1,000,000
1/31/20	$989,000	$999,608	$988,414
2/29/20	$924,000	$917,321	$913,747
3/31/20	$794,000	$804,020	$791,444
4/30/20	$871,000	$907,090	$872,480
5/31/20	$909,000	$950,293	$910,056
6/30/20	$935,000	$969,192	$933,318
7/31/20	$978,000	$1,023,840	$974,688
8/31/20	$1,026,000	$1,097,434	$1,024,037
9/30/20	$999,240	$1,055,735	$995,048
10/31/20	$980,217	$1,027,659	$978,365
11/30/20	$1,087,350	$1,140,151	$1,091,113
12/31/20	$1,134,171	$1,183,988	$1,139,901
1/31/21	$1,130,135	$1,172,035	$1,138,169
2/28/21	$1,157,380	$1,204,353	$1,170,323
3/31/21	$1,189,119	$1,257,099	$1,203,826
4/30/21	$1,238,835	$1,324,188	$1,251,256
5/31/21	$1,260,142	$1,333,437	$1,268,763
6/30/21	$1,273,249	$1,364,566	$1,277,551
7/31/21	$1,286,523	$1,396,981	$1,285,307
8/31/21	$1,313,070	$1,439,457	$1,314,268
9/30/21	$1,262,576	$1,372,508	$1,266,997
10/31/21	$1,323,040	$1,468,669	$1,323,645
11/30/21	$1,293,321	$1,458,492	$1,292,205
12/31/21	$1,346,436	$1,523,856	$1,345,618
1/31/22	$1,286,298	$1,445,001	$1,278,597
2/28/22	$1,255,115	$1,401,736	$1,256,748
3/31/22	$1,278,502	$1,453,782	$1,278,029
4/30/22	$1,186,067	$1,327,009	$1,185,953
5/31/22	$1,191,635	$1,329,444	$1,190,842
6/30/22	$1,095,859	$1,219,707	$1,092,935
7/31/22	$1,170,475	$1,332,169	$1,170,939
8/31/22	$1,122,587	$1,277,841	$1,128,100
9/30/22	$1,015,860	$1,160,153	$1,026,343
10/31/22	$1,073,846	$1,254,081	$1,091,162
11/30/22	$1,165,284	$1,324,164	$1,170,371
12/31/22	$1,119,976	$1,247,873	$1,130,226
1/31/23	$1,201,429	$1,326,282	$1,208,826
2/28/23	$1,164,096	$1,293,922	$1,179,062
3/31/23	$1,193,993	$1,341,427	$1,203,203
4/30/23	$1,211,001	$1,362,365	$1,218,986
5/31/23	$1,192,859	$1,368,286	$1,200,232
6/30/23	$1,256,830	$1,458,696	$1,264,850
7/31/23	$1,299,935	$1,505,557	$1,307,149
8/31/23	$1,262,502	$1,481,586	$1,274,206
9/30/23	$1,211,340	$1,410,947	$1,222,226
10/31/23	$1,176,080	$1,381,280	$1,184,423
11/30/23	$1,277,309	$1,507,426	$1,285,847
12/31/23	$1,343,071	$1,575,909	$1,353,284
1/31/24	$1,339,621	$1,602,391	$1,354,801
2/29/24	$1,392,516	$1,687,952	$1,404,391
3/31/24	$1,434,719	$1,742,261	$1,445,970
4/30/24	$1,385,007	$1,671,099	$1,398,470
5/31/24	$1,446,280	$1,753,960	$1,453,373
6/30/24	$1,469,015	$1,816,895	$1,474,134
7/31/24	$1,501,531	$1,839,012	$1,510,449
8/31/24	$1,537,531	$1,883,620	$1,542,901
9/30/24	$1,572,481	$1,923,849	$1,575,476
10/31/24	$1,535,152	$1,906,402	$1,537,824
11/30/24	$1,591,146	$2,018,310	$1,592,034
12/31/24	$1,545,332	$1,970,197	$1,548,683
1/31/25	$1,590,608	$2,025,062	$1,593,204
2/28/25	$1,590,608	$1,998,639	$1,585,698
3/31/25	$1,539,682	$1,886,027	$1,534,971
4/30/25	$1,545,649	$1,873,238	$1,545,331
5/31/25	$1,624,424	$1,991,148	$1,621,625
6/30/25	$1,692,511	$2,092,403	$1,685,800
7/31/25	$1,706,855	$2,139,363	$1,704,138
8/31/25	$1,755,861	$2,182,731	$1,751,983
9/30/25	$1,813,514	$2,262,401	$1,802,932
10/31/25	$1,845,834	$2,315,372	$1,832,086
11/30/25	$1,853,016	$2,321,047	$1,840,680
12/31/25	$1,869,099	$2,322,468	$1,857,474
1/31/26	$1,926,893	$2,356,144	$1,915,229
2/28/26	$1,965,013	$2,338,238	$1,951,323
3/31/26	$1,846,316	$2,221,805	$1,824,206
4/30/26	$2,011,695	$2,454,931	$1,988,767
5/31/26	$2,094,384	$2,584,141	$2,072,464
6/30/26	$2,086,702	$2,559,532	$2,066,578

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/31/19
Institutional Class	23.29%	10.38%	11.98%
S&P 500 Index	22.32%	13.41%	15.56%
S&P Target Date 2060 Index	22.59%	10.10%	11.82%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$236,136
# of Portfolio Holdings	18
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$67
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	91.2%
Short-Term Instruments	0.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	49.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Institutional'	5.4%
PIMCO Total Return Fund	1.4%
PIMCO Real Return Fund	1.1%
PIMCO Emerging Markets Local Currency and Bond Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.5%
PIMCO Long-Term Real Return Fund	0.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report |

June 30, 2026

PES2216TSRAR_063026

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065+ Index
12/30/22	$9,452	$10,000	$10,000
12/31/22	$9,452	$10,000	$10,000
1/31/23	$10,142	$10,628	$10,694
2/28/23	$9,811	$10,369	$10,429
3/31/23	$10,056	$10,750	$10,641
4/30/23	$10,198	$10,917	$10,777
5/31/23	$10,046	$10,965	$10,613
6/30/23	$10,585	$11,689	$11,192
7/31/23	$10,935	$12,065	$11,570
8/31/23	$10,623	$11,873	$11,280
9/30/23	$10,176	$11,307	$10,816
10/31/23	$9,873	$11,069	$10,484
11/30/23	$10,716	$12,080	$11,387
12/31/23	$11,255	$12,629	$11,984
1/31/24	$11,226	$12,841	$12,003
2/29/24	$11,676	$13,527	$12,453
3/31/24	$12,021	$13,962	$12,823
4/30/24	$11,590	$13,392	$12,399
5/31/24	$12,098	$14,056	$12,893
6/30/24	$12,289	$14,560	$13,088
7/31/24	$12,558	$14,737	$13,402
8/31/24	$12,847	$15,095	$13,695
9/30/24	$13,136	$15,417	$13,984
10/31/24	$12,818	$15,277	$13,653
11/30/24	$13,290	$16,174	$14,144
12/31/24	$12,894	$15,788	$13,762
1/31/25	$13,272	$16,228	$14,162
2/28/25	$13,262	$16,016	$14,093
3/31/25	$12,826	$15,114	$13,628
4/30/25	$12,885	$15,011	$13,721
5/31/25	$13,541	$15,956	$14,412
6/30/25	$14,111	$16,768	$14,994
7/31/25	$14,231	$17,144	$15,166
8/31/25	$14,634	$17,492	$15,588
9/30/25	$15,098	$18,130	$16,053
10/31/25	$15,360	$18,555	$16,320
11/30/25	$15,421	$18,600	$16,392
12/31/25	$15,535	$18,611	$16,537
1/31/26	$16,014	$18,881	$17,045
2/28/26	$16,320	$18,738	$17,345
3/31/26	$15,321	$17,805	$16,217
4/30/26	$16,698	$19,673	$17,705
5/31/26	$17,381	$20,708	$18,464
6/30/26	$17,315	$20,511	$18,399

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	Since Inception 12/30/22
Class A (excluding sales charge)	22.71%	18.89%
Class A (including sales charge)	15.93%	16.99%
S&P 500 Index	22.32%	22.79%
S&P Target Date 2065+ Index	22.71%	19.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$66,663
# of Portfolio Holdings	18
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$16
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	92.2%
Short-Term Instruments	0.1%
Affiliated Investments	8.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional'	50.3%
Vanguard Developed Markets Index Fund 'Institutional'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Admiral'	5.4%
PIMCO Real Return Fund	1.1%
PIMCO Total Return Fund	0.9%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.4%
PIMCO Long-Term Real Return Fund	0.4%
PIMCO Long-Term U.S. Government Fund	0.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report |

June 30, 2026

PES8091TSRAR_063026

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2065+ Index
12/30/22	$1,000,000	$1,000,000	$1,000,000
12/31/22	$1,000,000	$1,000,000	$1,000,000
1/31/23	$1,074,000	$1,062,834	$1,069,371
2/28/23	$1,039,000	$1,036,902	$1,042,922
3/31/23	$1,065,771	$1,074,971	$1,064,104
4/30/23	$1,079,794	$1,091,750	$1,077,664
5/31/23	$1,064,769	$1,096,495	$1,061,302
6/30/23	$1,122,866	$1,168,946	$1,119,242
7/31/23	$1,159,927	$1,206,499	$1,157,010
8/31/23	$1,127,874	$1,187,289	$1,127,983
9/30/23	$1,080,337	$1,130,682	$1,081,587
10/31/23	$1,048,208	$1,106,907	$1,048,414
11/30/23	$1,138,571	$1,207,996	$1,138,742
12/31/23	$1,195,719	$1,262,876	$1,198,363
1/31/24	$1,192,674	$1,284,098	$1,200,269
2/29/24	$1,241,396	$1,352,663	$1,245,321
3/31/24	$1,279,266	$1,396,184	$1,282,304
4/30/24	$1,233,432	$1,339,158	$1,239,941
5/31/24	$1,287,414	$1,405,560	$1,289,252
6/30/24	$1,308,033	$1,455,994	$1,308,753
7/31/24	$1,337,691	$1,473,717	$1,340,244
8/31/24	$1,369,395	$1,509,464	$1,369,494
9/30/24	$1,400,326	$1,541,702	$1,398,408
10/31/24	$1,367,522	$1,527,721	$1,365,348
11/30/24	$1,417,753	$1,617,400	$1,414,434
12/31/24	$1,376,367	$1,578,844	$1,376,219
1/31/25	$1,416,568	$1,622,811	$1,416,227
2/28/25	$1,416,568	$1,601,636	$1,409,279
3/31/25	$1,370,318	$1,511,393	$1,362,770
4/30/25	$1,377,737	$1,501,145	$1,372,072
5/31/25	$1,447,683	$1,595,634	$1,441,219
6/30/25	$1,508,778	$1,676,776	$1,499,384
7/31/25	$1,522,749	$1,714,407	$1,516,642
8/31/25	$1,565,734	$1,749,161	$1,558,781
9/30/25	$1,617,592	$1,813,006	$1,605,289
10/31/25	$1,645,574	$1,855,455	$1,631,962
11/30/25	$1,652,032	$1,860,003	$1,639,246
12/31/25	$1,666,153	$1,861,142	$1,653,703
1/31/26	$1,717,369	$1,888,128	$1,704,471
2/28/26	$1,751,150	$1,873,779	$1,734,506
3/31/26	$1,644,119	$1,780,474	$1,621,652
4/30/26	$1,792,592	$1,967,293	$1,770,480
5/31/26	$1,866,828	$2,070,837	$1,846,352
6/30/26	$1,859,418	$2,051,116	$1,839,852

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	Since Inception 12/30/22
Institutional Class	23.24%	19.40%
S&P 500 Index	22.32%	22.79%
S&P Target Date 2065+ Index	22.71%	19.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$66,663
# of Portfolio Holdings	18
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$16
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	92.2%
Short-Term Instruments	0.1%
Affiliated Investments	8.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional'	50.3%
Vanguard Developed Markets Index Fund 'Institutional'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Admiral'	5.4%
PIMCO Real Return Fund	1.1%
PIMCO Total Return Fund	0.9%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.4%
PIMCO Long-Term Real Return Fund	0.4%
PIMCO Long-Term U.S. Government Fund	0.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report |

June 30, 2026

PES2241TSRAR_063026

Class A: PAJEX

PIMCO REALPATH® Blend 2070 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065+ Index
12/31/24	$9,452	$10,000	$10,000
1/31/25	$9,716	$10,278	$10,291
2/28/25	$9,716	$10,144	$10,240
3/31/25	$9,395	$9,573	$9,902
4/30/25	$9,414	$9,508	$9,970
5/31/25	$9,896	$10,106	$10,472
6/30/25	$10,321	$10,620	$10,895
7/31/25	$10,406	$10,859	$11,020
8/31/25	$10,709	$11,079	$11,327
9/30/25	$11,047	$11,483	$11,664
10/31/25	$11,236	$11,752	$11,858
11/30/25	$11,274	$11,781	$11,911
12/31/25	$11,361	$11,788	$12,016
1/31/26	$11,690	$11,959	$12,385
2/28/26	$11,922	$11,868	$12,603
3/31/26	$11,188	$11,277	$11,783
4/30/26	$12,195	$12,460	$12,865
5/31/26	$12,709	$13,116	$13,416
6/30/26	$12,655	$12,991	$13,369

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	Since Inception 12/31/24
Class A (excluding sales charge)	22.61%	21.54%
Class A (including sales charge)	15.82%	17.05%
S&P 500 Index	22.32%	19.12%
S&P Target Date 2065+ Index	22.71%	21.42%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,774
# of Portfolio Holdings	15
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$2
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	92.4%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard S&P 500 ETF	50.4%
Vanguard Developed Markets Index Fund 'Admiral'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	11.0%
Vanguard Small-Cap Index Fund 'Admiral'	5.5%
PIMCO Real Return Fund	1.1%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.7%
PIMCO Long-Term Real Return Fund	0.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.4%
PIMCO Long-Term U.S. Government Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAJEX

PIMCO REALPATH® Blend 2070 Fund

Annual Shareholder Report |

June 30, 2026

PES8093TSRAR_063026

Institutional Class: PAJDX

PIMCO REALPATH® Blend 2070 Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2065+ Index
12/31/24	$1,000,000	$1,000,000	$1,000,000
1/31/25	$1,029,000	$1,027,847	$1,029,072
2/28/25	$1,029,000	$1,014,436	$1,024,023
3/31/25	$995,000	$957,278	$990,228
4/30/25	$998,000	$950,787	$996,987
5/31/25	$1,049,000	$1,010,634	$1,047,231
6/30/25	$1,094,000	$1,062,027	$1,089,495
7/31/25	$1,104,000	$1,085,862	$1,102,036
8/31/25	$1,136,000	$1,107,875	$1,132,655
9/30/25	$1,172,972	$1,148,312	$1,166,449
10/31/25	$1,193,023	$1,175,198	$1,185,830
11/30/25	$1,198,036	$1,178,079	$1,191,124
12/31/25	$1,207,535	$1,178,800	$1,201,628
1/31/26	$1,244,564	$1,195,893	$1,238,518
2/28/26	$1,269,249	$1,186,804	$1,260,342
3/31/26	$1,191,120	$1,127,707	$1,178,339
4/30/26	$1,299,309	$1,246,033	$1,286,482
5/31/26	$1,353,920	$1,311,615	$1,341,612
6/30/26	$1,349,354	$1,299,125	$1,336,889

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	Since Inception 12/31/24
Institutional Class	23.34%	22.18%
S&P 500 Index	22.32%	19.12%
S&P Target Date 2065+ Index	22.71%	21.42%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,774
# of Portfolio Holdings	15
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$2
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	92.4%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard S&P 500 ETF	50.4%
Vanguard Developed Markets Index Fund 'Admiral'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	11.0%
Vanguard Small-Cap Index Fund 'Admiral'	5.5%
PIMCO Real Return Fund	1.1%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.7%
PIMCO Long-Term Real Return Fund	0.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.4%
PIMCO Long-Term U.S. Government Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAJDX

PIMCO REALPATH® Blend 2070 Fund

Annual Shareholder Report |

June 30, 2026

PES2246TSRAR_063026

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date Retirement Income Index
6/30/16	$9,447	$10,000	$10,000
7/31/16	$9,676	$10,369	$10,140
8/31/16	$9,695	$10,383	$10,143
9/30/16	$9,743	$10,385	$10,166
10/31/16	$9,638	$10,196	$10,064
11/30/16	$9,571	$10,573	$10,009
12/31/16	$9,678	$10,782	$10,089
1/31/17	$9,803	$10,987	$10,170
2/28/17	$9,987	$11,423	$10,287
3/31/17	$10,010	$11,436	$10,311
4/30/17	$10,107	$11,554	$10,397
5/31/17	$10,214	$11,716	$10,478
6/30/17	$10,239	$11,790	$10,495
7/31/17	$10,385	$12,032	$10,599
8/31/17	$10,463	$12,069	$10,644
9/30/17	$10,535	$12,318	$10,711
10/31/17	$10,633	$12,605	$10,788
11/30/17	$10,730	$12,992	$10,876
12/31/17	$10,841	$13,136	$10,950
1/31/18	$11,047	$13,888	$11,081
2/28/18	$10,781	$13,377	$10,888
3/31/18	$10,762	$13,037	$10,863
4/30/18	$10,732	$13,087	$10,864
5/31/18	$10,752	$13,402	$10,942
6/30/18	$10,742	$13,484	$10,938
7/31/18	$10,861	$13,986	$11,044
8/31/18	$10,890	$14,442	$11,132
9/30/18	$10,865	$14,524	$11,108
10/31/18	$10,498	$13,531	$10,784
11/30/18	$10,588	$13,807	$10,873
12/31/18	$10,343	$12,560	$10,672
1/31/19	$10,785	$13,567	$11,021
2/28/19	$10,896	$14,003	$11,130
3/31/19	$11,063	$14,275	$11,267
4/30/19	$11,195	$14,853	$11,402
5/31/19	$11,084	$13,909	$11,265
6/30/19	$11,414	$14,889	$11,586
7/31/19	$11,444	$15,103	$11,626
8/31/19	$11,566	$14,864	$11,679
9/30/19	$11,609	$15,142	$11,737
10/31/19	$11,721	$15,470	$11,851
11/30/19	$11,834	$16,031	$11,960
12/31/19	$12,002	$16,515	$12,095
1/31/20	$12,128	$16,509	$12,162
2/29/20	$11,877	$15,150	$11,914
3/31/20	$10,851	$13,279	$11,286
4/30/20	$11,500	$14,981	$11,830
5/31/20	$11,814	$15,694	$12,061
6/30/20	$12,065	$16,006	$12,210
7/31/20	$12,494	$16,909	$12,499
8/31/20	$12,787	$18,124	$12,655
9/30/20	$12,599	$17,436	$12,543
10/31/20	$12,473	$16,972	$12,448
11/30/20	$13,259	$18,830	$12,960
12/31/20	$13,606	$19,554	$13,161
1/31/21	$13,574	$19,356	$13,121
2/28/21	$13,596	$19,890	$13,128
3/31/21	$13,654	$20,761	$13,165
4/30/21	$14,019	$21,869	$13,386
5/31/21	$14,185	$22,022	$13,470
6/30/21	$14,323	$22,536	$13,568
7/31/21	$14,479	$23,071	$13,681
8/31/21	$14,624	$23,773	$13,773
9/30/21	$14,274	$22,667	$13,564
10/31/21	$14,576	$24,255	$13,754
11/30/21	$14,453	$24,087	$13,669
12/31/21	$14,753	$25,167	$13,833
1/31/22	$14,281	$23,864	$13,463
2/28/22	$13,981	$23,150	$13,319
3/31/22	$13,935	$24,009	$13,207
4/30/22	$13,163	$21,916	$12,668
5/31/22	$13,129	$21,956	$12,712
6/30/22	$12,403	$20,144	$12,245
7/31/22	$12,958	$22,001	$12,675
8/31/22	$12,553	$21,104	$12,380
9/30/22	$11,624	$19,160	$11,758
10/31/22	$11,856	$20,711	$11,957
11/30/22	$12,600	$21,869	$12,439
12/31/22	$12,319	$20,609	$12,288
1/31/23	$12,973	$21,904	$12,745
2/28/23	$12,593	$21,369	$12,517
3/31/23	$12,884	$22,154	$12,761
4/30/23	$12,980	$22,500	$12,860
5/31/23	$12,776	$22,598	$12,736
6/30/23	$13,096	$24,091	$12,964
7/31/23	$13,300	$24,865	$13,125
8/31/23	$13,012	$24,469	$12,968
9/30/23	$12,546	$23,302	$12,626
10/31/23	$12,232	$22,812	$12,400
11/30/23	$13,004	$24,895	$13,071
12/31/23	$13,600	$26,026	$13,559
1/31/24	$13,551	$26,464	$13,574
2/29/24	$13,661	$27,877	$13,661
3/31/24	$13,900	$28,774	$13,874
4/30/24	$13,456	$27,599	$13,561
5/31/24	$13,850	$28,967	$13,878
6/30/24	$14,001	$30,006	$14,030
7/31/24	$14,338	$30,372	$14,304
8/31/24	$14,588	$31,108	$14,530
9/30/24	$14,878	$31,773	$14,754
10/31/24	$14,463	$31,485	$14,452
11/30/24	$14,740	$33,333	$14,689
12/31/24	$14,336	$32,538	$14,446
1/31/25	$14,604	$33,444	$14,655
2/28/25	$14,872	$33,008	$14,817
3/31/25	$14,655	$31,148	$14,679
4/30/25	$14,617	$30,937	$14,760
5/31/25	$14,835	$32,884	$14,975
6/30/25	$15,257	$34,556	$15,309
7/31/25	$15,283	$35,332	$15,360
8/31/25	$15,578	$36,048	$15,613
9/30/25	$15,927	$37,364	$15,864
10/31/25	$16,146	$38,239	$16,018
11/30/25	$16,211	$38,333	$16,086
12/31/25	$16,205	$38,356	$16,130
1/31/26	$16,444	$38,912	$16,325
2/28/26	$16,802	$38,616	$16,565
3/31/26	$16,098	$36,694	$16,034
4/30/26	$16,802	$40,544	$16,575
5/31/26	$17,148	$42,678	$16,860
6/30/26	$17,139	$42,271	$16,843

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.33%	3.65%	6.14%
Class A (including sales charge)	6.16%	2.48%	5.54%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date Retirement Income Index	10.02%	4.42%	5.35%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$589,372
# of Portfolio Holdings	22
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$64
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	38.1%
Short-Term Instruments	0.2%
Affiliated Investments	61.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	22.4%
PIMCO Total Return Fund	18.3%
PIMCO Income Fund	10.5%
Vanguard Developed Markets Index Fund 'Institutional'	9.1%
PIMCO Long-Term Real Return Fund	7.3%
PIMCO Real Return Fund	6.1%
PIMCO Long-Term U.S. Government Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report |

June 30, 2026

PES8012TSRAR_063026

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date Retirement Income Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,024,194	$1,036,869	$1,013,990
8/31/16	$1,027,218	$1,038,324	$1,014,328
9/30/16	$1,032,207	$1,038,521	$1,016,553
10/31/16	$1,022,097	$1,019,577	$1,006,400
11/30/16	$1,015,020	$1,057,337	$1,000,938
12/31/16	$1,025,829	$1,078,236	$1,008,868
1/31/17	$1,041,201	$1,098,687	$1,016,970
2/28/17	$1,059,647	$1,142,311	$1,028,685
3/31/17	$1,063,173	$1,143,643	$1,031,081
4/30/17	$1,073,445	$1,155,389	$1,039,663
5/31/17	$1,085,772	$1,171,648	$1,047,834
6/30/17	$1,088,532	$1,178,961	$1,049,491
7/31/17	$1,105,056	$1,203,204	$1,059,895
8/31/17	$1,113,318	$1,206,887	$1,064,352
9/30/17	$1,121,117	$1,231,783	$1,071,104
10/31/17	$1,132,526	$1,260,527	$1,078,834
11/30/17	$1,143,934	$1,299,187	$1,087,560
12/31/17	$1,156,570	$1,313,632	$1,095,044
1/31/18	$1,178,570	$1,388,843	$1,108,136
2/28/18	$1,150,285	$1,337,654	$1,088,807
3/31/18	$1,149,237	$1,303,660	$1,086,281
4/30/18	$1,146,094	$1,308,662	$1,086,373
5/31/18	$1,149,237	$1,340,177	$1,094,202
6/30/18	$1,148,600	$1,348,426	$1,093,848
7/31/18	$1,161,222	$1,398,606	$1,104,397
8/31/18	$1,164,377	$1,444,180	$1,113,170
9/30/18	$1,162,593	$1,452,400	$1,110,793
10/31/18	$1,124,510	$1,353,128	$1,078,381
11/30/18	$1,134,031	$1,380,703	$1,087,343
12/31/18	$1,108,623	$1,256,038	$1,067,232
1/31/19	$1,155,844	$1,356,691	$1,102,084
2/28/19	$1,167,650	$1,400,252	$1,112,982
3/31/19	$1,186,782	$1,427,462	$1,126,696
4/30/19	$1,201,873	$1,485,259	$1,140,179
5/31/19	$1,190,016	$1,390,874	$1,126,479
6/30/19	$1,225,549	$1,488,897	$1,158,569
7/31/19	$1,229,895	$1,510,296	$1,162,560
8/31/19	$1,242,932	$1,486,372	$1,167,923
9/30/19	$1,248,488	$1,514,183	$1,173,695
10/31/19	$1,260,524	$1,546,980	$1,185,128
11/30/19	$1,273,654	$1,603,134	$1,196,038
12/31/19	$1,291,301	$1,651,519	$1,209,498
1/31/20	$1,305,886	$1,650,872	$1,216,221
2/29/20	$1,278,960	$1,514,974	$1,191,377
3/31/20	$1,168,561	$1,327,855	$1,128,621
4/30/20	$1,240,404	$1,498,077	$1,182,999
5/31/20	$1,275,202	$1,569,428	$1,206,067
6/30/20	$1,301,033	$1,600,639	$1,220,968
7/31/20	$1,348,221	$1,690,892	$1,249,900
8/31/20	$1,380,803	$1,812,434	$1,265,484
9/30/20	$1,361,603	$1,743,567	$1,254,261
10/31/20	$1,348,089	$1,697,199	$1,244,827
11/30/20	$1,433,681	$1,882,981	$1,296,037
12/31/20	$1,471,596	$1,955,379	$1,316,063
1/31/21	$1,469,252	$1,935,638	$1,312,125
2/28/21	$1,471,596	$1,989,013	$1,312,790
3/31/21	$1,479,388	$2,076,123	$1,316,475
4/30/21	$1,519,854	$2,186,923	$1,338,609
5/31/21	$1,537,706	$2,202,197	$1,347,029
6/30/21	$1,553,107	$2,253,607	$1,356,760
7/31/21	$1,571,138	$2,307,141	$1,368,086
8/31/21	$1,587,968	$2,377,291	$1,377,283
9/30/21	$1,550,230	$2,266,724	$1,356,379
10/31/21	$1,584,062	$2,425,535	$1,375,402
11/30/21	$1,570,771	$2,408,729	$1,366,918
12/31/21	$1,603,861	$2,516,678	$1,383,308
1/31/22	$1,552,885	$2,386,448	$1,346,289
2/28/22	$1,521,803	$2,314,994	$1,331,928
3/31/22	$1,516,706	$2,400,949	$1,320,736
4/30/22	$1,432,099	$2,191,581	$1,266,802
5/31/22	$1,429,610	$2,195,602	$1,271,209
6/30/22	$1,351,557	$2,014,369	$1,224,500
7/31/22	$1,412,821	$2,200,103	$1,267,453
8/31/22	$1,369,061	$2,110,378	$1,238,050
9/30/22	$1,268,276	$1,916,015	$1,175,845
10/31/22	$1,293,415	$2,071,139	$1,195,738
11/30/22	$1,375,118	$2,186,882	$1,243,883
12/31/22	$1,345,632	$2,060,886	$1,228,750
1/31/23	$1,417,742	$2,190,380	$1,274,507
2/28/23	$1,376,536	$2,136,937	$1,251,739
3/31/23	$1,409,369	$2,215,393	$1,276,092
4/30/23	$1,419,751	$2,249,972	$1,285,996
5/31/23	$1,397,689	$2,259,751	$1,273,632
6/30/23	$1,432,726	$2,409,065	$1,296,379
7/31/23	$1,456,170	$2,486,456	$1,312,513
8/31/23	$1,426,213	$2,446,868	$1,296,770
9/30/23	$1,375,432	$2,330,206	$1,262,578
10/31/23	$1,341,341	$2,281,210	$1,240,047
11/30/23	$1,426,568	$2,489,543	$1,307,128
12/31/23	$1,491,965	$2,602,645	$1,355,868
1/31/24	$1,487,965	$2,646,380	$1,357,403
2/29/24	$1,499,965	$2,787,685	$1,366,087
3/31/24	$1,527,389	$2,877,377	$1,387,418
4/30/24	$1,477,685	$2,759,852	$1,356,056
5/31/24	$1,523,359	$2,896,698	$1,387,792
6/30/24	$1,538,756	$3,000,638	$1,402,999
7/31/24	$1,576,884	$3,037,163	$1,430,402
8/31/24	$1,605,481	$3,110,834	$1,452,998
9/30/24	$1,638,571	$3,177,273	$1,475,400
10/31/24	$1,593,322	$3,148,460	$1,445,178
11/30/24	$1,623,488	$3,333,278	$1,468,906
12/31/24	$1,580,259	$3,253,818	$1,444,554
1/31/25	$1,610,944	$3,344,429	$1,465,496
2/28/25	$1,640,234	$3,300,790	$1,481,685
3/31/25	$1,618,017	$3,114,810	$1,467,863
4/30/25	$1,613,814	$3,093,688	$1,476,047
5/31/25	$1,637,629	$3,288,420	$1,497,514
6/30/25	$1,685,644	$3,455,644	$1,530,887
7/31/25	$1,688,458	$3,533,199	$1,536,000
8/31/25	$1,722,227	$3,604,823	$1,561,258
9/30/25	$1,761,882	$3,736,399	$1,586,434
10/31/25	$1,785,920	$3,823,882	$1,601,762
11/30/25	$1,794,405	$3,833,254	$1,608,596
12/31/25	$1,794,665	$3,835,601	$1,613,000
1/31/26	$1,822,298	$3,891,218	$1,632,475
2/28/26	$1,861,565	$3,861,645	$1,656,502
3/31/26	$1,783,988	$3,669,354	$1,603,385
4/30/26	$1,862,822	$4,054,367	$1,657,456
5/31/26	$1,902,239	$4,267,759	$1,686,029
6/30/26	$1,901,788	$4,227,117	$1,684,281

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.82%	4.13%	6.64%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date Retirement Income Index	10.02%	4.42%	5.35%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$589,372
# of Portfolio Holdings	22
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$64
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	38.1%
Short-Term Instruments	0.2%
Affiliated Investments	61.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	22.4%
PIMCO Total Return Fund	18.3%
PIMCO Income Fund	10.5%
Vanguard Developed Markets Index Fund 'Institutional'	9.1%
PIMCO Long-Term Real Return Fund	7.3%
PIMCO Real Return Fund	6.1%
PIMCO Long-Term U.S. Government Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report |

June 30, 2026

PES2119TSRAR_063026

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Steven Lipiner, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Lipiner is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	June 30, 2026	$ 833,536
	June 30, 2025	$ 813,623

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	June 30, 2026	$ —
	June 30, 2025	$ 16,600

(c)	Fiscal Year Ended	Tax Fees(2)
	June 30, 2026	$ —
	June 30, 2025	$ 5,200

(d)	Fiscal Year Ended	All Other Fees(3)
	June 30, 2026	$ —
	June 30, 2025	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Equity Series (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) There were no “Audit-Related Fees” for the last fiscal year.

(2) There were no “Tax Fees” for the last fiscal year.

(3) There were no “All Other Fees” for the last two fiscal years.

(e)  Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	June 30, 2026	June 30, 2025
PIMCO Equity Series	$—	$21,800
Pacific Investment Management Company LLC (“PIMCO”)	12,857,068	37,929,836

Totals	$12,857,068	$37,951,636

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee (known as the Audit Oversight Committee) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Oversight Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)  The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

PIMCO Equity Series

REALPATH ® Blend Funds

Equity Exchange-Traded Funds

(b)  Not applicable.

PIMCO EQUITY SERIES®

Annual Financial and Other Information

June 30, 2026

PIMCO Equity Series

PIMCO Dividend and Income Fund

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and collectively, the “Funds”).

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

PIMCO RAE Global ex-US Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the PIMCO RAE Global ex-US Fund invests substantially all of its assets in Institutional Class shares of the PIMCO RAE International Fund (“International Fund”) and the PIMCO RAE Emerging Markets Fund (“Emerging Markets Fund”) (together referred to as the “RAE Underlying Funds”), equity securities of small companies economically tied to non-U.S. countries, and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”) (together with the RAE Underlying Funds, “RAE Acquired Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

2	PIMCO EQUITY SERIES

In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of RAE Underlying PIMCO Funds or RAE Acquired Funds, as applicable or of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to a Fund and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO Dividend and Income Fund	12/14/11	12/14/11	12/14/11	—	12/14/11	12/14/11	Diversified
PIMCO RAE Emerging Markets Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE Global ex-US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE International Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Small Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the Funds	(Cont.)

hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO EQUITY SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Dividend and Income Fund
Institutional Class

06/30/2026	$13.48	$0.57	$1.89	$2.46	$(0.63)	$0.00	$(0.63)

06/30/2025	12.35	0.55	1.25	1.80	(0.67)	0.00	(0.67)

06/30/2024	11.57	0.48	0.92	1.40	(0.62)	0.00	(0.62)

06/30/2023	11.35	0.46	0.51	0.97	(0.75)	0.00	(0.75)

06/30/2022	12.72	0.47	(1.42)	(0.95)	(0.42)	0.00	(0.42)
I-2

06/30/2026	13.51	0.56	1.89	2.45	(0.62)	0.00	(0.62)

06/30/2025	12.37	0.54	1.25	1.79	(0.65)	0.00	(0.65)

06/30/2024	11.59	0.47	0.92	1.39	(0.61)	0.00	(0.61)

06/30/2023	11.37	0.45	0.50	0.95	(0.73)	0.00	(0.73)

06/30/2022	12.74	0.48	(1.44)	(0.96)	(0.41)	0.00	(0.41)
Class A

06/30/2026	13.44	0.51	1.90	2.41	(0.59)	0.00	(0.59)

06/30/2025	12.32	0.50	1.24	1.74	(0.62)	0.00	(0.62)

06/30/2024	11.54	0.44	0.92	1.36	(0.58)	0.00	(0.58)

06/30/2023	11.33	0.42	0.50	0.92	(0.71)	0.00	(0.71)

06/30/2022	12.71	0.43	(1.42)	(0.99)	(0.39)	0.00	(0.39)
Class C

06/30/2026	13.42	0.40	1.88	2.28	(0.48)	0.00	(0.48)

06/30/2025	12.30	0.40	1.25	1.65	(0.53)	0.00	(0.53)

06/30/2024	11.53	0.35	0.91	1.26	(0.49)	0.00	(0.49)

06/30/2023	11.32	0.33	0.51	0.84	(0.63)	0.00	(0.63)

06/30/2022	12.72	0.34	(1.43)	(1.09)	(0.31)	0.00	(0.31)

PIMCO RAE Emerging Markets Fund
Institutional Class

06/30/2026	$11.47	$0.45	$1.91	$2.36	$(0.52)	$(0.34)	$(0.86)

06/30/2025	11.04	0.59	0.49	1.08	(0.55)	(0.10)	(0.65)

06/30/2024	9.43	0.38	1.64	2.02	(0.41)	0.00	(0.41)

06/30/2023	8.85	0.42	1.13	1.55	(0.05)	(0.92)	(0.97)

06/30/2022	12.02	0.55	(2.76)	(2.21)	(0.96)	0.00	(0.96)
I-2

06/30/2026	11.36	0.46	1.87	2.33	(0.52)	(0.34)	(0.86)

06/30/2025	10.95	0.58	0.48	1.06	(0.55)	(0.10)	(0.65)

06/30/2024	9.36	0.37	1.62	1.99	(0.40)	0.00	(0.40)

06/30/2023	8.80	0.41	1.11	1.52	(0.04)	(0.92)	(0.96)

06/30/2022	11.97	0.50	(2.71)	(2.21)	(0.96)	0.00	(0.96)
Class A

06/30/2026	11.15	0.42	1.84	2.26	(0.51)	(0.34)	(0.85)

06/30/2025	10.78	0.49	0.52	1.01	(0.54)	(0.10)	(0.64)

06/30/2024	9.23	0.33	1.61	1.94	(0.39)	0.00	(0.39)

06/30/2023	8.70	0.41	1.07	1.48	(0.03)	(0.92)	(0.95)

06/30/2022	11.86	0.47	(2.68)	(2.21)	(0.95)	0.00	(0.95)

PIMCO RAE Global ex-US Fund
Institutional Class

06/30/2026	$10.57	$0.54	$1.92	$2.46	$(0.54)	$(0.20)	$(0.74)

06/30/2025	9.59	0.43	1.15	1.58	(0.48)	(0.12)	(0.60)

06/30/2024	9.35	0.57	0.52	1.09	(0.48)	(0.37)	(0.85)

06/30/2023	8.78	0.17	1.15	1.32	(0.15)	(0.60)	(0.75)

06/30/2022	11.65	1.15	(2.80)	(1.65)	(1.22)	0.00	(1.22)
I-2

06/30/2026	10.57	0.27	2.18	2.45	(0.53)	(0.20)	(0.73)

06/30/2025	9.60	0.34	1.23	1.57	(0.48)	(0.12)	(0.60)

06/30/2024	9.37	0.58	0.50	1.08	(0.48)	(0.37)	(0.85)

06/30/2023	8.80	0.16	1.16	1.32	(0.15)	(0.60)	(0.75)

06/30/2022	11.67	1.39	(3.04)	(1.65)	(1.22)	0.00	(1.22)

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$15.31	18.60%	$55,332	0.79%		0.79%		0.69%		0.69%		3.91%	457%

13.48	14.90	21,512	0.92		0.93		0.69		0.70		4.24	436

12.35	12.38	14,161	0.82		0.83		0.71		0.72		4.02	408

11.57	8.81	18,032	0.75		0.76		0.69		0.70		4.05	344

11.35	(7.76)	12,660	0.71	(f)(g)	0.72	(f)(g)	0.71	(f)(g)	0.72	(f)(g)	3.80	254

15.34	18.44	49,492	0.89		0.89		0.79		0.79		3.83	457

13.51	14.86	24,161	1.02		1.03		0.79		0.80		4.15	436

12.37	12.27	17,267	0.92		0.93		0.81		0.82		3.97	408

11.59	8.68	15,876	0.85		0.86		0.79		0.80		3.88	344

11.37	(7.78)	17,950	0.81	(f)(h)	0.82	(f)(h)	0.81	(f)(h)	0.82	(f)(h)	3.83	254

15.26	18.18	181,912	1.14		1.14		1.04		1.04		3.51	457

13.44	14.47	141,811	1.27		1.28		1.04		1.05		3.87	436

12.32	12.06	129,723	1.17		1.18		1.06		1.07		3.72	408

11.54	8.37	122,269	1.10		1.11		1.04		1.05		3.65	344

11.33	(8.08)	120,215	1.06	(f)(h)	1.07	(f)(h)	1.06	(f)(h)	1.07	(f)(h)	3.47	254

15.22	17.25	11,527	1.89		1.89		1.79		1.79		2.76	457

13.42	13.68	9,682	2.02		2.03		1.79		1.80		3.11	436

12.30	11.16	10,259	1.92		1.93		1.81		1.82		2.95	408

11.53	7.63	13,403	1.85		1.86		1.79		1.80		2.88	344

11.32	(8.76)	15,021	1.81	(f)(h)	1.82	(f)(h)	1.81	(f)(h)	1.82	(f)(h)	2.73	254

$12.97	21.36%	$2,265,831	0.75%		0.75%		0.75%		0.75%		3.61%	65%

11.47	10.49	2,077,645	0.75		0.76		0.75		0.76		5.48	48

11.04	21.91	1,626,359	0.77		0.78		0.75		0.76		3.77	67

9.43	18.81	1,262,012	0.76		0.77		0.75		0.76		4.72	65

8.85	(19.72)	1,247,735	0.76		0.77		0.75		0.76		5.13	109

12.83	21.25	436,841	0.85		0.85		0.85		0.85		3.66	65

11.36	10.33	245,867	0.85		0.86		0.85		0.86		5.41	48

10.95	21.83	189,683	0.87		0.88		0.85		0.86		3.72	67

9.36	18.62	95,565	0.86		0.87		0.85		0.86		4.55	65

8.80	(19.78)	69,156	0.86		0.87		0.85		0.86		4.73	109

12.56	20.99	63,429	1.10		1.10		1.10		1.10		3.38	65

11.15	10.05	36,987	1.10		1.11		1.10		1.11		4.69	48

10.78	21.59	29,125	1.12		1.13		1.10		1.11		3.34	67

9.23	18.35	25,955	1.11		1.12		1.10		1.11		4.63	65

8.70	(19.97)	12,611	1.11		1.12		1.10		1.11		4.43	109

$12.29	23.92%	$84,904	0.00%		0.56%		0.00%		0.56%		4.60%	19%

10.57	17.54	96,986	0.00		0.55		0.00		0.55		4.42	12

9.59	12.18	90,712	0.00		0.55		0.00		0.55		6.07	10

9.35	15.90	76,470	0.00		0.56		0.00		0.56		1.86	14

8.78	(15.58)	69,094	0.00		0.56		0.00		0.56		10.87	7

12.29	23.80	62	0.10		0.66		0.10		0.66		2.28	19

10.57	17.39	108	0.10		0.65		0.10		0.65		3.42	12

9.60	11.99	114	0.10		0.65		0.10		0.65		6.19	10

9.37	15.82	117	0.10		0.66		0.10		0.66		1.76	14

8.80	(15.57)	307	0.10		0.66		0.10		0.66		13.36	7

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAE Global ex-US Fund (Cont.)
Class A

06/30/2026	$10.27	$0.47	$1.88	$2.35	$(0.52)	$(0.20)	$(0.72)

06/30/2025	9.34	0.39	1.13	1.52	(0.47)	(0.12)	(0.59)

06/30/2024	9.15	0.50	0.53	1.03	(0.47)	(0.37)	(0.84)

06/30/2023	8.62	0.15	1.12	1.27	(0.14)	(0.60)	(0.74)

06/30/2022	11.48	1.08	(2.74)	(1.66)	(1.20)	0.00	(1.20)

PIMCO RAE International Fund
Institutional Class

06/30/2026	$8.77	$0.25	$1.88	$2.13	$(0.37)	$(0.69)	$(1.06)

06/30/2025	8.01	0.33	1.16	1.49	(0.25)	(0.48)	(0.73)

06/30/2024	8.09	0.27	0.44	0.71	(0.47)	(0.32)	(0.79)

06/30/2023	7.55	0.25	0.82	1.07	(0.17)	(0.36)	(0.53)

06/30/2022	11.23	0.36	(1.69)	(1.33)	(0.46)	(1.89)	(2.35)
I-2

06/30/2026	8.70	0.24	1.87	2.11	(0.37)	(0.69)	(1.06)

06/30/2025	7.96	0.33	1.14	1.47	(0.25)	(0.48)	(0.73)

06/30/2024	8.04	0.24	0.47	0.71	(0.47)	(0.32)	(0.79)

06/30/2023	7.51	0.26	0.80	1.06	(0.17)	(0.36)	(0.53)

06/30/2022	11.17	0.35	(1.69)	(1.34)	(0.43)	(1.89)	(2.32)
Class A

06/30/2026	8.52	0.24	1.79	2.03	(0.36)	(0.69)	(1.05)

06/30/2025	7.80	0.27	1.15	1.42	(0.22)	(0.48)	(0.70)

06/30/2024	7.90	0.23	0.45	0.68	(0.46)	(0.32)	(0.78)

06/30/2023	7.39	0.19	0.82	1.01	(0.14)	(0.36)	(0.50)

06/30/2022	11.06	0.32	(1.66)	(1.34)	(0.44)	(1.89)	(2.33)

PIMCO RAE US Fund
Institutional Class

06/30/2026	$13.87	$0.28	$4.81	$5.09	$(0.30)	$(1.88)	$(2.18)

06/30/2025	14.57	0.27	0.66	0.93	(0.25)	(1.38)	(1.63)

06/30/2024	12.66	0.25	2.55	2.80	(0.40)	(0.49)	(0.89)

06/30/2023	11.81	0.29	1.53	1.82	(0.14)	(0.83)	(0.97)

06/30/2022	14.03	0.26	(1.13)	(0.87)	(0.17)	(1.18)	(1.35)
I-2

06/30/2026	13.72	0.26	4.74	5.00	(0.29)	(1.88)	(2.17)

06/30/2025	14.43	0.25	0.66	0.91	(0.24)	(1.38)	(1.62)

06/30/2024	12.55	0.23	2.54	2.77	(0.40)	(0.49)	(0.89)

06/30/2023	11.72	0.28	1.52	1.80	(0.14)	(0.83)	(0.97)

06/30/2022	13.94	0.25	(1.13)	(0.88)	(0.16)	(1.18)	(1.34)
Class A

06/30/2026	13.33	0.22	4.58	4.80	(0.27)	(1.88)	(2.15)

06/30/2025	14.09	0.20	0.64	0.84	(0.22)	(1.38)	(1.60)

06/30/2024	12.29	0.19	2.48	2.67	(0.38)	(0.49)	(0.87)

06/30/2023	11.52	0.23	1.49	1.72	(0.12)	(0.83)	(0.95)

06/30/2022	13.75	0.21	(1.11)	(0.90)	(0.15)	(1.18)	(1.33)

PIMCO RAE US Small Fund
Institutional Class

06/30/2026	$10.71	$0.15	$3.72	$3.87	$(0.14)	$(0.37)	$(0.51)

06/30/2025	10.60	0.18	0.30	0.48	(0.10)	(0.27)	(0.37)

06/30/2024	8.55	0.12	2.08	2.20	(0.15)	0.00	(0.15)

06/30/2023	8.27	0.17	0.91	1.08	(0.11)	(0.69)	(0.80)

06/30/2022	15.90	0.15	(1.62)	(1.47)	(0.20)	(5.96)	(6.16)
I-2

06/30/2026	10.55	0.14	3.66	3.80	(0.13)	(0.37)	(0.50)

06/30/2025	10.45	0.17	0.30	0.47	(0.10)	(0.27)	(0.37)

06/30/2024	8.44	0.10	2.05	2.15	(0.14)	0.00	(0.14)

06/30/2023	8.18	0.14	0.92	1.06	(0.11)	(0.69)	(0.80)

06/30/2022	15.80	0.15	(1.61)	(1.46)	(0.20)	(5.96)	(6.16)

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.90	$23.54	$18,805	0.35	0.91	0.35	0.91	4.12	19

10.27	17.26	16,532	0.35	0.90	0.35	0.90	4.11	12

9.34	11.70	16,445	0.35	0.90	0.35	0.90	5.47	10

9.15	15.57	15,625	0.35	0.91	0.35	0.91	1.72	14

8.62	(15.87)	9,334	0.35	0.91	0.35	0.91	10.37	7

$9.84	25.59%	$441,797	0.50%	0.51%	0.50%	0.51%	2.65%	56%

8.77	20.10	581,678	0.50	0.51	0.50	0.51	4.08	76

8.01	9.14	474,743	0.51	0.52	0.50	0.51	3.32	49

8.09	14.91	561,420	0.51	0.52	0.50	0.51	3.29	94

7.55	(14.14)	503,685	0.51	0.52	0.50	0.51	3.77	58

9.75	25.51	7,442	0.60	0.61	0.60	0.61	2.52	56

8.70	19.89	9,419	0.60	0.61	0.60	0.61	4.07	76

7.96	9.14	7,785	0.61	0.62	0.60	0.61	3.00	49

8.04	14.78	10,660	0.61	0.62	0.60	0.61	3.36	94

7.51	(14.25)	11,264	0.61	0.62	0.60	0.61	3.44	58

9.50	25.10	5,518	0.85	0.86	0.85	0.86	2.53	56

8.52	19.61	3,173	0.85	0.86	0.85	0.86	3.34	76

7.80	8.93	5,292	0.86	0.87	0.85	0.86	2.98	49

7.90	14.42	5,285	0.86	0.87	0.85	0.86	2.51	94

7.39	(14.41)	21,550	0.86	0.87	0.85	0.86	3.49	58

$16.78	39.71%	$1,249,052	0.40%	0.41%	0.40%	0.41%	1.88%	58%

13.87	6.41	1,336,939	0.40	0.41	0.40	0.41	1.96	57

14.57	23.13	1,372,233	0.40	0.41	0.40	0.41	1.84	73

12.66	15.73	1,091,632	0.40	0.41	0.40	0.41	2.33	77

11.81	(7.16)	778,671	0.40	0.41	0.40	0.41	1.94	69

16.55	39.49	90,568	0.50	0.51	0.50	0.51	1.75	58

13.72	6.35	25,597	0.50	0.51	0.50	0.51	1.84	57

14.43	23.04	38,700	0.50	0.51	0.50	0.51	1.76	73

12.55	15.63	56,292	0.50	0.51	0.50	0.51	2.23	77

11.72	(7.25)	44,350	0.50	0.51	0.50	0.51	1.87	69

15.98	39.10	36,615	0.80	0.81	0.80	0.81	1.50	58

13.33	5.95	25,774	0.80	0.81	0.80	0.81	1.51	57

14.09	22.70	49,038	0.80	0.81	0.80	0.81	1.44	73

12.29	15.23	19,529	0.80	0.81	0.80	0.81	1.92	77

11.52	(7.54)	15,623	0.80	0.81	0.80	0.81	1.57	69

$14.07	36.87%	$2,945,717	0.50%	0.50%	0.50%	0.50%	1.26%	75%

10.71	4.19	1,424,492	0.50	0.50	0.50	0.50	1.64	59

10.60	25.82	837,907	0.50	0.51	0.50	0.51	1.27	62

8.55	13.36	440,423	0.50	0.51	0.50	0.51	1.95	92

8.27	(13.65)	274,652	0.50	0.51	0.50	0.51	1.33	131

13.85	36.80	538,424	0.60	0.60	0.60	0.60	1.13	75

10.55	4.11	344,452	0.60	0.60	0.60	0.60	1.54	59

10.45	25.63	199,705	0.60	0.61	0.60	0.61	1.10	62

8.44	13.22	87,529	0.60	0.61	0.60	0.61	1.72	92

8.18	(13.68)	47,933	0.60	0.61	0.60	0.61	1.39	131

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAE US Small Fund (Cont.)
Class A

06/30/2026	$10.23	$0.10	$3.54	$3.64	$(0.11)	$(0.37)	$(0.48)

06/30/2025	10.16	0.13	0.29	0.42	(0.08)	(0.27)	(0.35)

06/30/2024	8.23	0.08	1.98	2.06	(0.13)	0.00	(0.13)

06/30/2023	8.00	0.13	0.89	1.02	(0.10)	(0.69)	(0.79)

06/30/2022	15.62	0.12	(1.60)	(1.48)	(0.18)	(5.96)	(6.14)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Fund’s Investment advisory fee was decreased by 0.01% to an annual rate of 0.44%.
(g)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.25%.
(h)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.35%.

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$13.39	36.39	$301,359	0.90	0.90	0.90	0.90	0.84	75

10.23	3.81	212,401	0.90	0.90	0.90	0.90	1.23	59

10.16	25.16	149,065	0.90	0.91	0.90	0.91	0.87	62

8.23	12.95	83,456	0.90	0.91	0.90	0.91	1.53	92

8.00	(13.98)	73,766	0.90	0.91	0.90	0.91	1.11	131

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Assets:

Investments, at value
Investments in securities^	$362,555	$2,728,756	$0	$447,654	$1,373,219	$3,768,925
Investments in Affiliates	21,491	51,618	103,629	4,422	8,066	128,765
Financial Derivative Instruments
Exchange-traded or centrally cleared	311	0	0	0	0	0
Over the counter	539	0	0	0	0	0
Cash	29	0	0	0	0	0
Deposits with counterparty	3,461	0	0	0	0	0
Foreign currency, at value	942	2,438	0	241	0	0
Receivable for investments sold	118	0	0	0	0	0
Receivable for investments in Affiliates sold	0	0	171	0	0	0
Receivable for investments sold on a delayed-delivery basis	23	0	0	0	0	0
Receivable for TBA investments sold	44,904	0	0	0	0	0
Receivable for Fund shares sold	142	1,902	1	256	1,514	4,557
Interest and/or dividends receivable	1,560	24,776	0	5,122	1,714	3,965
Dividends receivable from Affiliates	61	27	0	5	41	38
Reimbursement receivable from PIMCO	2	22	59	5	13	21
Other assets	0	4	0	1	0	0
Total Assets	436,138	2,809,543	103,860	457,706	1,384,567	3,906,271

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$10,547	$0	$0	$0	$0	$0
Financial Derivative Instruments
Exchange-traded or centrally cleared	279	0	0	0	0	0
Over the counter	833	0	0	0	0	0
Payable for investments purchased	2,623	1,559	0	63	0	0
Payable for investments in Affiliates purchased	64	28	0	5	22	42
Payable for investments purchased on a delayed-delivery basis	242	0	0	0	0	0
Payable for TBA investments purchased	122,683	0	0	0	0	0
Payable upon return of securities loaned	0	34,703	0	2,608	4,124	110,958
Payable for Fund shares redeemed	354	1,813	2	73	3,721	8,097
Overdraft due to custodian	0	0	25	0	0	0
Accrued investment advisory fees	107	1,177	41	119	281	1,072
Accrued supervisory and administrative fees	80	631	17	80	177	540
Accrued distribution fees	7	0	0	0	0	0
Accrued servicing fees	40	14	4	1	7	62
Accrued taxes payable	4	3,517	0	0	0	0
Foreign capital gains tax payable	11	0	0	0	0	0
Other liabilities	1	0	0	0	0	0
Total Liabilities	137,875	43,442	89	2,949	8,332	120,771

Commitments and Contingent Liabilities^^

Net Assets	$298,263	$2,766,101	$103,771	$454,757	$1,376,235	$3,785,500

Net Assets Consist of:

Paid in capital	$332,100	$2,293,619	$76,465	$285,224	$764,901	$2,755,454
Distributable earnings (accumulated loss)	(33,837)	472,482	27,306	169,533	611,334	1,030,046

Net Assets	$298,263	$2,766,101	$103,771	$454,757	$1,376,235	$3,785,500

Cost of investments in securities	$341,937	$2,391,814	$0	$347,070	$997,726	$2,919,654
Cost of investments in Affiliates	$21,487	$51,617	$79,992	$4,422	$8,066	$128,763
Cost of foreign currency held	$943	$2,149	$0	$245	$0	$0
Proceeds received on short sales	$10,583	$0	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(517)	$0	$0	$0	$0	$0

^ Includes securities on loan of:	$0	$32,143	$0	$2,378	$4,040	$108,018

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Net Assets:

Institutional Class	$55,332	$2,265,831	$84,904	$441,797	$1,249,052	$2,945,717
I-2	49,492	436,841	62	7,442	90,568	538,424
Class A	181,912	63,429	18,805	5,518	36,615	301,359
Class C	11,527	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	3,613	174,744	6,906	44,907	74,446	209,322
I-2	3,227	34,036	5	763	5,472	38,890
Class A	11,921	5,051	1,581	581	2,291	22,510
Class C	757	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$15.31	$12.97	$12.29	$9.84	$16.78	$14.07
I-2	15.34	12.83	12.29	9.75	16.55	13.85
Class A	15.26	12.56	11.90	9.50	15.98	13.39

Class C	15.22	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

(a) Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Statements of Operations

Year Ended June 30, 2026
(Amounts in thousands†)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Investment Income:

Interest, net of foreign taxes*	$6,125	$9	$0	$2	$0	$8
Dividends, net of foreign taxes**	4,798	115,370	6	16,356	29,584	52,079
Dividends from Investments in Affiliates	323	508	5,763	58	215	514
Securities lending income, net	0	249	0	195	1,167	422
Miscellaneous income	25	0	0	0	0	0
Total Income	11,271	116,136	5,769	16,611	30,966	53,023

Expenses:

Investment advisory fees	1,059	13,237	504	1,577	3,381	10,536
Supervisory and administrative fees	808	7,015	207	1,065	2,101	5,315
Distribution and/or servicing fees - Class A	401	133	45	11	72	617
Distribution and/or servicing fees - Class C	108	0	0	0	0	0
Trustee fees	11	125	6	28	72	126
Interest expense	240	87	1	21	17	11
Miscellaneous expense	14	130	6	26	66	148
Total Expenses	2,641	20,727	769	2,728	5,709	16,753
Waiver and/or Reimbursement by PIMCO	(6)	(125)	(703)	(28)	(72)	(126)
Net Expenses	2,635	20,602	66	2,700	5,637	16,627

Net Investment Income (Loss)	8,636	95,534	5,703	13,911	25,329	36,396

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax***	22,464	344,454	0	107,509	304,939	246,021
Investments in Affiliates	(4)	3	3,103	0	8	9
Net capital gain distributions received from Affiliate investments	0	0	6,505	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	329	487	0	2	723	8
Over the counter financial derivative instruments	(109)	(22)	0	(48)	0	0
Short sales	20	0	0	0	0	0
Foreign currency	20	(4,938)	0	(24)	0	0

Net Realized Gain (Loss)	22,720	339,984	9,608	107,439	305,670	246,038

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax****	7,229	55,800	0	2,836	123,256	681,154
Investments in Affiliates	3	3	11,948	0	0	1
Exchange-traded or centrally cleared financial derivative instruments	557	0	0	0	0	(22)
Over the counter financial derivative instruments	40	0	0	0	0	0
Foreign currency assets and liabilities	20	(219)	0	(78)	0	0

Net Change in Unrealized Appreciation (Depreciation)	7,849	55,584	11,948	2,758	123,256	681,133

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,205	$491,102	$27,259	$124,108	$454,255	$963,567

* Foreign tax withholdings - Interest	$21	$0	$0	$0	$0	$0

** Foreign tax withholdings - Dividends	$336	$17,701	$0	$1,645	$0	$0

*** Foreign capital gains tax	$0	$5,335	$0	$0	$0	$0

**** Foreign capital gains tax	$(4)	$3,252	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

† A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO EQUITY SERIES	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Statements of Changes in Net Assets

	PIMCO Dividend and Income Fund		PIMCO RAE Emerging Markets Fund		PIMCO RAE Global ex-US Fund

(Amounts in thousands†)	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30,2026	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,636	$7,040	$95,534	$114,230	$5,703	$4,781
Net realized gain (loss)	22,720	10,396	339,984	91,993	9,608	1,579
Net change in unrealized appreciation (depreciation)	7,849	7,212	55,584	15,364	11,948	11,436

Net Increase (Decrease) in Net Assets Resulting from Operations	39,205	24,648	491,102	221,587	27,259	17,796

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,605)	(859)	(151,672)	(113,702)	(6,746)	(5,662)
I-2	(1,542)	(1,045)	(20,805)	(12,624)	(5)	(6)
Class A	(6,522)	(6,452)	(3,349)	(2,878)	(1,085)	(1,010)
Class C	(361)	(400)	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0
I-2	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class C	0	0	N/A	N/A	N/A	N/A

Total Distributions(a)	(10,030)	(8,756)	(175,826)	(129,204)	(7,836)	(6,678)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	71,922	9,864	90,326	422,949	(29,278)	(4,763)

Total Increase (Decrease) in Net Assets	101,097	25,756	405,602	515,332	(9,855)	6,355

Net Assets:

Beginning of year	197,166	171,410	2,360,499	1,845,167	113,626	107,271
End of year	$298,263	$197,166	$2,766,101	$2,360,499	$103,771	$113,626

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO RAE International Fund		PIMCO RAE US Fund		PIMCO RAE US Small Fund

Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

$13,911	$21,699	$25,329	$28,128	$36,396	$26,155
107,439	41,078	305,670	166,556	246,038	58,604
2,758	33,495	123,256	(105,497)	681,133	(54,753)

124,108	96,272	454,255	89,187	963,567	30,006

(55,145)	(50,998)	(181,870)	(156,331)	(97,845)	(37,928)
(1,102)	(645)	(3,673)	(4,138)	(17,566)	(8,991)
(450)	(396)	(4,071)	(3,177)	(9,894)	(6,810)
N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A

(56,697)	(52,039)	(189,614)	(163,646)	(125,305)	(53,729)

(206,924)	62,217	(276,716)	2,798	965,893	818,391

(139,513)	106,450	(12,075)	(71,661)	1,804,155	794,668

594,270	487,820	1,388,310	1,459,971	1,981,345	1,186,677
$454,757	$594,270	$1,376,235	$1,388,310	$3,785,500	$1,981,345

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Dividend and Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.6%

ASSET-BACKED SECURITIES 15.8%

CANADA 0.2%

GMF Canada Leasing Trust Asset-Backed Notes
2.862% due 12/20/2027	CAD	900	$636

Total Canada			636

CAYMAN ISLANDS 4.8%

522 Funding CLO Ltd.
4.866% due 10/23/2034 •		$400	401

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		500	495

ARES LXII CLO Ltd.
4.737% due 01/25/2034 •		500	500

ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		450	450

Atlantic Avenue Ltd.
5.053% due 10/15/2038 •		500	502

Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •		154	154

Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •		660	661

BCRED PC Static LLC
4.974% due 04/27/2036 •		700	700

BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •		400	400

Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •		400	400

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		450	437

Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		261	261

GS REFT Issuer Ltd.
5.139% due 10/19/2043 •		640	642

Guggenheim CLO Ltd.
4.823% due 01/15/2035 •		500	500

KKR CLO 33 Ltd.
4.755% due 07/20/2034 •		500	500

LCM 31 Ltd.
4.955% due 07/20/2034 •		400	400

LCM 34 Ltd.
4.855% due 10/20/2034 •		500	501

LCM 35 Ltd.
4.753% due 10/15/2034 •		500	500

Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •		600	600

Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(a)		700	700

PFP Ltd.
5.126% due 12/18/2042 •		640	643
5.137% due 08/18/2043 •		650	653
5.444% due 09/17/2039 •		174	175

Post CLO Ltd.
4.753% due 10/15/2034 •		500	501

Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		500	501

Sandstone Peak Ltd.
4.843% due 04/15/2038 •		600	600

Sycamore Tree CLO Ltd.
4.825% due 01/20/2037 •		600	600

Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •		500	501

Voya CLO Ltd.
5.022% due 10/17/2032 •		464	464

Total Cayman Islands			14,342

IRELAND 0.8%

Arbour CLO VII DAC
3.581% due 12/15/2038 •	EUR	400	458

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cairn CLO XI DAC
3.434% due 01/15/2040 •	EUR	450	$515

Invesco Euro CLO III DAC
3.260% due 10/30/2038 •		400	458

Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •		400	457

Palmer Square European Loan Funding DAC
3.253% due 05/15/2033 •		80	91

Providus CLO V DAC
3.513% due 11/15/2039 •		400	457

Total Ireland			2,436

ITALY 0.1%

Golden Bar Securitisation SRL
3.436% due 09/22/2043 •		180	207

Total Italy			207

JERSEY, CHANNEL ISLANDS 0.6%

Boyce Park CLO Ltd.
4.672% due 04/21/2035 •		$600	600

LCM 39 Ltd.
4.713% due 10/15/2034 •		600	601

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.917% due 10/25/2036 •		500	500

Total Jersey, Channel Islands			1,701

UNITED STATES 9.3%

Affirm Master Trust
4.450% due 10/16/2034		490	487

Bear Stearns Asset-Backed Securities I Trust
5.424% due 12/25/2034 •		624	626

BRSP Ltd.
5.089% due 08/19/2043 •		500	501

CarMax Auto Owner Trust
6.000% due 07/17/2028		214	215

CarMax Select Receivables Trust
4.190% due 03/15/2029		408	408

Carvana Auto Receivables Trust
4.070% due 02/12/2029		300	299
5.050% due 04/10/2029		254	254
5.820% due 08/10/2028		77	77
6.160% due 10/10/2028		106	106

Citigroup Mortgage Loan Trust, Inc.
4.393% due 02/25/2035 •		708	674

Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •		267	263

Drive Auto Receivables Trust
4.140% due 09/15/2032		500	499

ECMC Group Student Loan Trust
4.892% due 11/25/2069 •		530	535

EMC Mortgage Loan Trust
5.063% due 02/25/2041 •		14	14

Ent Auto Receivables Trust
6.240% due 01/16/2029		81	82

FBR Securitization Trust
4.468% due 11/25/2035 •		384	381

First Investors Auto Owner Trust
6.440% due 10/16/2028		27	27

Foundation Finance Trust
4.980% due 02/17/2053 (a)		900	900

GLS Auto Select Receivables Trust
5.590% due 10/15/2029		149	150

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		555	557

GreenSky Home Improvement Issuer Trust
5.320% due 03/25/2060		400	404

Greystone CRE Notes LLC
5.106% due 01/15/2043 •		400	401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
4.468% due 01/25/2036 •	$81	$78

Hyundai Auto Receivables Trust
5.540% due 10/16/2028	227	229

Lendmark Funding Trust
5.530% due 06/21/2032	200	201

Morgan Stanley Home Equity Loan Trust
3.863% due 12/25/2036 •	1,191	563

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069	119	108

Navient Student Loan Trust
4.627% due 08/26/2069 •	461	460

Nelnet Student Loan Trust
4.610% due 02/21/2061	542	532
4.959% due 06/22/2065 •	419	420

Nissan Auto Receivables Owner Trust
5.280% due 12/15/2028	301	303

Octane Receivables Trust
4.940% due 05/20/2030	169	169

Option One Mortgage Loan Trust
3.983% due 04/25/2037 •	1,525	1,096

Pagaya AI Debt Grantor Trust
5.092% due 07/15/2032	97	97
5.183% due 06/15/2032	82	82

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	69	69

Pagaya AI Debt Trust
5.373% due 01/17/2033	258	259

Pretium Mortgage Credit Partners LLC
5.184% due 11/25/2055 þ	454	450
5.193% due 10/25/2055 þ	462	463
5.770% due 07/25/2056 þ(a)	700	702

PRPM LLC
6.299% due 06/25/2031 þ	800	802

RCKT Mortgage Trust
4.795% due 09/25/2055 þ	399	394
4.894% due 11/25/2055 þ	826	817
4.966% due 11/25/2055 þ	435	432
5.158% due 10/25/2044 þ	461	460
5.321% due 06/25/2056 þ	700	701
5.846% due 08/25/2044 þ	209	210

RCKT Trust
4.480% due 11/27/2034	228	228

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	417	415

Reach ABS Trust
5.880% due 07/15/2031	7	7

Residential Asset Mortgage Products Trust
4.828% due 05/25/2035 •	877	842

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033	170	170

SCCU Auto Receivables Trust
5.110% due 06/15/2029	262	262

SLM Private Credit Student Loan Trust
4.256% due 06/15/2039 •	388	383

SLM Student Loan Trust
4.542% due 01/25/2075 •	522	521

SMB Private Education Loan Trust
4.693% due 07/15/2053 •	591	591
5.030% due 03/15/2056	612	608
5.043% due 02/16/2055 •	389	390
5.043% due 03/15/2056 •	421	424
5.060% due 03/16/2054	300	301
5.240% due 03/15/2056	351	353

SoFi Consumer Loan Program Trust
4.240% due 08/25/2035	174	174

Soundview Home Loan Trust
4.168% due 12/25/2036 •	551	541
4.763% due 09/25/2037 •	1,607	1,209

Starwood LLC
5.089% due 11/19/2042 •	500	501

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	260	260

18	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
5.091% due 10/25/2065 þ	$423	$420

VCAT LLC
5.062% due 02/25/2056 þ	536	533

Westlake Automobile Receivables Trust
4.660% due 09/15/2028	232	232
World Omni Select Auto Trust
4.140% due 05/15/2030	368	368

Total United States		27,690

Total Asset-Backed Securities (Cost $47,729)		47,012

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

FRANCE 0.1%a

Altice France SA
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~	375	384

Total France		384

JERSEY, CHANNEL ISLANDS 0.1%

Softbank Vision Fund II
7.382% (TSFR3M + 3.732%) due 04/25/2029 «~	178	181

Total Jersey, Channel Islands		181

NETHERLANDS 0.0%

Lealand Finance Co. BV
6.758% (TSFR1M + 3.644%) due 06/30/2027 ~	1	1

Lealand Finance Co. BV (4.758% Cash and 3.000% PIK)
7.758% (TSFR1M + 3.644%) due 12/31/2027 ~(b)	3	3

Total Netherlands		4

UNITED STATES 0.1%

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~	392	393

Mercury Aggregator LP
TBD% due 04/03/2027 «	33	0

Syniverse Holdings, Inc.
10.732% (TSFR3M + 3.732%) due 05/13/2027 ~	8	6

U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~	13	13

Westmoreland Coal Co.
8.000% due 03/15/2029	1	1

Total United States		413

Total Loan Participations and Assignments (Cost $1,006)		982

	SHARES
COMMON STOCKS 45.9%

AUSTRALIA 0.9%

ENERGY 0.4%

Santos Ltd.	42,674	212

Woodside Energy Group Ltd.	50,100	969

		1,181

FINANCIALS 0.1%

QBE Insurance Group Ltd.	11,619	202

INDUSTRIALS 0.1%

Brambles Ltd.	36,040	487

	SHARES	MARKET VALUE (000S)
MATERIALS 0.2%

Fortescue Ltd.	43,149	$574

UTILITIES 0.1%

Origin Energy Ltd.	45,986	349

Total Australia		2,793

AUSTRIA 0.1%

ENERGY 0.1%

OMV AG	3,881	244

Total Austria		244

BRAZIL 0.6%

CONSUMER STAPLES 0.1%

Ambev SA	115,600	365

ENERGY 0.4%

Petroleo Brasileiro SA - Petrobras	97,900	793

PRIO SA (d)	22,100	223

		1,016

UTILITIES 0.1%

Axia Energia SA	27,000	284

Total Brazil		1,665

CANADA 1.2%

CONSUMER DISCRETIONARY 0.2%

Canadian Tire Corp. Ltd. Class A	1,277	176

Magna International, Inc.	6,852	451

		627

ENERGY 0.7%

Enbridge, Inc.	5,263	285

Pembina Pipeline Corp.	3,338	155

South Bow Corp.	804	28

Suncor Energy, Inc.	21,407	1,152

TC Energy Corp.	4,317	286

		1,906

MATERIALS 0.3%

Kinross Gold Corp.	6,501	154

Nutrien Ltd.	12,849	809

		963

Total Canada		3,496

CHILE 0.1%

FINANCIALS 0.1%

Banco de Chile	1,161,337	227

Total Chile		227

CHINA 1.8%

COMMUNICATION SERVICES 0.3%

NetEase, Inc.	33,600	863

CONSUMER DISCRETIONARY 0.1%

ANTA Sports Products Ltd.	33,600	306

	SHARES	MARKET VALUE (000S)
ENERGY 0.1%

China Shenhua Energy Co. Ltd. Class H	89,000	$456

FINANCIALS 0.9%

China Construction Bank Corp. Class H	2,248,000	2,318

China Merchants Bank Co. Ltd. Class H	26,000	149

China Pacific Insurance Group Co. Ltd. Class H	57,200	197

		2,664

HEALTH CARE 0.1%

CSPC Pharmaceutical Group Ltd.	206,000	184

INDUSTRIALS 0.2%

Weichai Power Co. Ltd. Class H	50,000	219

Yangzijiang Shipbuilding Holdings Ltd.	66,000	175

ZTO Express Cayman, Inc. (j)	10,150	225

		619

MATERIALS 0.1%

China Hongqiao Group Ltd.	86,000	222

Total China		5,314

DENMARK 0.3%

HEALTH CARE 0.3%

Novo Nordisk AS Class B	15,443	742

Total Denmark		742

FINLAND 0.4%

COMMUNICATION SERVICES 0.1%

Elisa OYJ	3,372	142

INDUSTRIALS 0.3%

Kone OYJ Class B	8,726	496

Metso OYJ	16,754	291

Wartsila OYJ Abp	6,174	236

		1,023

Total Finland		1,165

FRANCE 2.0%

CONSUMER DISCRETIONARY 0.2%

Cie Generale des Etablissements Michelin SCA	16,525	638

CONSUMER STAPLES 0.1%

Carrefour SA	15,403	286

ENERGY 0.1%

TotalEnergies SE	2,656	205

HEALTH CARE 0.8%

Sanofi SA	29,132	2,491

INDUSTRIALS 0.8%

Bouygues SA	4,960	277

Bureau Veritas SA	8,484	260

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Vinci SA	12,303	$1,797

		2,334

Total France		5,954

GERMANY 0.4%

CONSUMER DISCRETIONARY 0.1%

Continental AG	2,899	240

FINANCIALS 0.0%

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	245	137

INDUSTRIALS 0.3%

Deutsche Post AG	10,128	616

GEA Group AG	3,861	265

		881

Total Germany		1,258

HONG KONG 0.6%

CONSUMER DISCRETIONARY 0.1%

Geely Automobile Holdings Ltd.	174,000	374

CONSUMER STAPLES 0.1%

WH Group Ltd.	205,000	217

INDUSTRIALS 0.2%

Techtronic Industries Co. Ltd.	31,000	516

REAL ESTATE 0.1%

CK Asset Holdings Ltd.	46,500	263

UTILITIES 0.1%

CLP Holdings Ltd.	43,000	402

Total Hong Kong		1,772

INDONESIA 0.3%

FINANCIALS 0.3%

Bank Central Asia Tbk. PT	1,315,900	410

Bank Mandiri Persero Tbk. PT	963,000	207

Bank Rakyat Indonesia Persero Tbk. PT	1,617,800	248

		865

Total Indonesia		865

IRELAND 0.3%

FINANCIALS 0.2%

AIB Group PLC	52,106	612

INFORMATION TECHNOLOGY 0.1%

Accenture PLC Class A	1,450	181

Total Ireland		793

ISRAEL 0.6%

FINANCIALS 0.6%

Bank Hapoalim BM	35,028	808

Bank Leumi Le-Israel BM	33,662	753

	SHARES	MARKET VALUE (000S)

Israel Discount Bank Ltd. Class A	32,714	$324

		1,885

Total Israel		1,885

ITALY 2.0%

FINANCIALS 0.9%

Banco BPM SpA	29,946	518

Intesa Sanpaolo SpA	328,007	2,254

		2,772

UTILITIES 1.1%

Enel SpA	203,613	2,335

Snam SpA	53,139	384

Terna - Rete Elettrica Nazionale	36,220	423

		3,142

Total Italy		5,914

JAPAN 2.2%

CONSUMER DISCRETIONARY 0.6%

Bridgestone Corp.	28,500	601

Denso Corp.	44,700	515

Subaru Corp.	13,900	203

Suzuki Motor Corp.	34,600	418

		1,737

HEALTH CARE 0.3%

Astellas Pharma, Inc.	45,900	614

Daiichi Sankyo Co. Ltd.	13,100	211

		825

INDUSTRIALS 0.6%

Makita Corp.	5,700	205

Nippon Yusen KK	10,400	336

Obayashi Corp.	16,000	323

SMC Corp.	1,400	626

Taisei Corp.	3,800	337

		1,827

INFORMATION TECHNOLOGY 0.7%

Canon, Inc.	21,400	548

Tokyo Electron Ltd.	3,400	1,649

		2,197

Total Japan		6,586

LUXEMBOURG 0.1%

COMMUNICATION SERVICES 0.0%

SES SA «(d)	2,890	44

ENERGY 0.1%

Tenaris SA	8,588	238

INDUSTRIALS 0.0%

Foresea Holdings SA «	2,200	50

Total Luxembourg		332

MALAYSIA 0.1%

UTILITIES 0.1%

Tenaga Nasional Bhd.	67,800	238

Total Malaysia		238

	SHARES	MARKET VALUE (000S)
MEXICO 0.4%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV «(d)	41,996	$0

CONSUMER STAPLES 0.1%

Wal-Mart de Mexico SAB de CV	138,600	407

MATERIALS 0.3%

Grupo Mexico SAB de CV	69,400	787

Total Mexico		1,194

NETHERLANDS 0.3%

CONSUMER STAPLES 0.3%

Koninklijke Ahold Delhaize NV	23,484	945

Total Netherlands		945

NORWAY 0.3%

ENERGY 0.2%

Aker BP ASA	8,331	254

Equinor ASA	18,773	592

		846

MATERIALS 0.1%

Yara International ASA	4,119	181

Total Norway		1,027

PERU 0.2%

FINANCIALS 0.2%

Credicorp Ltd.	1,811	706

Total Peru		706

POLAND 0.3%

ENERGY 0.2%

ORLEN SA	15,298	514

FINANCIALS 0.1%

Powszechny Zaklad Ubezpieczen SA	14,939	261

Total Poland		775

PORTUGAL 0.1%

UTILITIES 0.1%

EDP SA	78,209	409

Total Portugal		409

SOUTH AFRICA 1.0%

FINANCIALS 0.6%

Absa Group Ltd.	22,391	312

FirstRand Ltd.	133,042	791

Nedbank Group Ltd.	11,373	187

Standard Bank Group Ltd.	28,178	556

		1,846

MATERIALS 0.4%

Gold Fields Ltd.	23,586	792

Harmony Gold Mining Co. Ltd.	14,890	228

20	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)

Sibanye Stillwater Ltd.	74,592	$158

		1,178

Total South Africa		3,024

SOUTH KOREA 0.2%

CONSUMER DISCRETIONARY 0.1%

Kia Corp.	4,289	387

INDUSTRIALS 0.1%

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,107	253

Total South Korea		640

SPAIN 1.4%

CONSUMER DISCRETIONARY 0.4%

Industria de Diseno Textil SA	19,617	1,236

ENERGY 0.3%

Repsol SA	28,718	718

FINANCIALS 0.5%

Banco Bilbao Vizcaya Argentaria SA	44,306	1,115

Banco de Sabadell SA	127,441	452

		1,567

UTILITIES 0.2%

Endesa SA	8,035	365

Naturgy Energy Group SA	11,004	345

		710

Total Spain		4,231

SWEDEN 0.4%

INDUSTRIALS 0.1%

SKF AB Class B	8,645	222

Volvo AB Class B	7,567	258

		480

INFORMATION TECHNOLOGY 0.3%

Telefonaktiebolaget LM Ericsson Class B	70,547	791

Total Sweden		1,271

SWITZERLAND 2.8%

CONSUMER DISCRETIONARY 0.2%

Garmin Ltd.	2,179	517

FINANCIALS 0.6%

Partners Group Holding AG	570	467

Swiss Re AG	7,977	1,268

		1,735

HEALTH CARE 1.9%

Novartis AG	15,553	2,431

Roche Holding AG	8,261	3,402

		5,833

INDUSTRIALS 0.1%

Schindler Holding AG	1,068	354

Total Switzerland		8,439

	SHARES	MARKET VALUE (000S)
TAIWAN 1.0%

INFORMATION TECHNOLOGY 1.0%

Largan Precision Co. Ltd.	2,000	$271

Novatek Microelectronics Corp.	15,000	254

Realtek Semiconductor Corp.	13,000	332

Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	394

United Microelectronics Corp.	302,000	1,620

		2,871

Total Taiwan		2,871

UNITED KINGDOM 1.2%

COMMUNICATION SERVICES 0.1%

Vodafone Group PLC	144,101	191

CONSUMER STAPLES 0.4%

British American Tobacco PLC	6,025	373

Imperial Brands PLC	19,483	720

		1,093

ENERGY 0.1%

Shell PLC	4,413	171

FINANCIALS 0.2%

NatWest Group PLC	88,428	780

MATERIALS 0.3%

Anglogold Ashanti PLC	9,523	768

Endeavour Mining PLC	5,697	279

		1,047

UTILITIES 0.1%

National Grid PLC	25,202	416

Total United Kingdom		3,698

UNITED STATES 22.3%

COMMUNICATION SERVICES 1.8%

Clear Channel Outdoor Holdings, Inc. (d)	29,821	72

Comcast Corp. Class A	95,742	2,351

iHeartMedia, Inc. Class A (d)	6,148	26

iHeartMedia, Inc. Class B «(d)	5,486	20

Uniti Group, Inc. (d)	16	0

Verizon Communications, Inc.	68,675	2,908

		5,377

CONSUMER DISCRETIONARY 0.8%

Best Buy Co., Inc.	5,244	398

Booking Holdings, Inc.	800	143

Expedia Group, Inc.	2,597	664

Ross Stores, Inc.	2,082	443

TJX Cos., Inc.	4,520	685

		2,333

CONSUMER STAPLES 4.1%

Altria Group, Inc.	44,643	3,212

Archer-Daniels-Midland Co.	12,527	957

Colgate-Palmolive Co.	6,837	627

Dollar General Corp.	5,883	677

Kimberly-Clark Corp.	8,742	960

	SHARES	MARKET VALUE (000S)

Kraft Heinz Co.	21,505	$508

Philip Morris International, Inc.	11,582	2,095

Procter & Gamble Co.	10,928	1,602

Target Corp.	12,096	1,580

		12,218

ENERGY 1.9%

Antero Midstream Corp.	2,422	55

Cheniere Energy, Inc.	809	193

ConocoPhillips	8,813	916

DT Midstream, Inc.	1,828	268

EOG Resources, Inc.	14,294	1,854

Excelerate Energy, Inc. Class A	919	35

Expand Energy Corp.	6,421	586

Halliburton Co.	10,301	350

Hess Midstream LP Class A	3,444	129

Kinder Morgan, Inc.	9,600	307

Kinetik Holdings, Inc.	2,453	119

ONEOK, Inc.	3,274	285

Sunococorp LLC	1,890	128

Targa Resources Corp.	562	151

Williams Cos., Inc.	4,524	336

		5,712

FINANCIALS 2.0%

Ameriprise Financial, Inc.	2,416	1,109

Bank of New York Mellon Corp.	2,973	430

Northern Trust Corp.	4,696	816

Progressive Corp.	5,330	1,164

State Street Corp.	6,588	1,117

Synchrony Financial	8,262	628

T. Rowe Price Group, Inc.	5,749	654

Windstream Services LLC (d)	46	1

XBP Global Holdings, Inc. (d)	92	0

		5,919

HEALTH CARE 6.7%

AbbVie, Inc.	19,944	5,019

Amgen, Inc.	12,287	4,449

Bristol-Myers Squibb Co.	54,538	3,142

Gilead Sciences, Inc.	12,780	1,615

Johnson & Johnson	6,540	1,661

Merck & Co., Inc.	13,904	1,787

Pfizer, Inc.	76,286	1,837

Regeneron Pharmaceuticals, Inc.	621	387

		19,897

INDUSTRIALS 2.4%

Cummins, Inc.	2,596	1,852

General Dynamics Corp.	3,462	1,226

Lockheed Martin Corp.	5,486	2,795

PACCAR, Inc.	1,491	179

United Parcel Service, Inc. Class B	9,445	1,015

Westmoreland Mining Holdings «(d)(j)	52	0

Westmoreland Mining LLC «(d)(j)	287	1

		7,068

INFORMATION TECHNOLOGY 2.1%

Apple, Inc.	6,409	1,854

Cisco Systems, Inc.	1,927	226

HP, Inc.	24,182	531

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

		SHARES	MARKET VALUE (000S)

NVIDIA Corp.		12,474	$2,496

Texas Instruments, Inc.		3,904	1,164

			6,271

MATERIALS 0.1%

CF Industries Holdings, Inc.		3,992	432

UTILITIES 0.4%

Consolidated Edison, Inc.		3,571	395

Edison International		10,136	755

			1,150

Total United States			66,377

Total Common Stocks (Cost $116,583)			136,850

		PRINCIPAL AMOUNT (000S
CORPORATE BONDS & NOTES 4.4%

DENMARK 0.0%
Total Denmark			0

FRANCE 0.2%

BANKING & FINANCE 0.1%

BPCE SA
6.714% due 10/19/2029 •		$250	260

INDUSTRIALS 0.1%

Altice France SA
9.500% due 11/01/2029		350	356

Total France			616

IRELAND 0.1%

INDUSTRIALS 0.1%

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(c)	GBP	300	278

Total Ireland			278

ITALY 0.1%

BANKING & FINANCE 0.1%

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	225

Total Italy			225

JAPAN 0.2%

INDUSTRIALS 0.2%

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		768	716

Total Japan			716

JERSEY, CHANNEL ISLANDS 0.1%

INDUSTRIALS 0.1%

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	200	227

Total Jersey, Channel Islands			227

LUXEMBOURG 0.0%

UTILITIES 0.0%

FORESEA Holding SA
7.500% due 06/15/2030		$27	27

Total Luxembourg			27

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 0.1%

INDUSTRIALS 0.0%

Flora Food Management BV
7.500% due 10/31/2030	EUR	100	$114

UTILITIES 0.1%

ENEL Finance International NV
4.375% due 09/30/2030		$250	246

Total Netherlands			360

SPAIN 0.1%

BANKING & FINANCE 0.1%

Banco Santander SA
6.607% due 11/07/2028		400	418

Total Spain			418

UNITED KINGDOM 0.3%

BANKING & FINANCE 0.2%

Marex Group PLC
5.829% due 05/08/2028		200	202

Nationwide Building Society
6.557% due 10/18/2027 •		200	201

			403

INDUSTRIALS 0.1%

Marston’s Issuer PLC
6.416% (SONIO/N + 2.669%) due 07/16/2035 ~	GBP	200	248

Mitchells & Butlers Finance PLC
4.316% (BP0003M + 0.450%) due 12/15/2030 ~		38	49

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027		24	33
9.750% due 10/10/2027		6	8

			338

Total United Kingdom			741

UNITED STATES 3.1%

BANKING & FINANCE 0.5%

Credit Suisse AG AT1 Claim		$365	128

EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2

Ford Motor Credit Co. LLC
4.271% due 01/09/2027		460	459

GLP Capital LP/GLP Financing II, Inc.
5.300% due 01/15/2029		19	19

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		300	309

Starwood Property Trust, Inc.
5.250% due 10/15/2028		500	498

			1,417

INDUSTRIALS 2.2%

American Airlines Pass-Through Trust
3.350% due 04/15/2031		6	5

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		500	495

Beignet Investor LLC
6.581% due 05/30/2049		2,060	2,103

Boeing Co.
6.259% due 05/01/2027		400	405
6.298% due 05/01/2029		10	10

CVS Pass-Through Trust
8.353% due 07/10/2031		257	277

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DISH DBS Corp.
5.750% due 12/01/2028		$200	$194
5.250% due 12/01/2026		490	485

Energy Transfer LP
4.950% due 05/15/2028		4	4

FMC Corp.
8.000% due 06/01/2031		100	104

Hyundai Capital America
4.300% due 09/24/2027		400	399

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		1,970	1,965

Topaz Solar Farms LLC
4.875% due 09/30/2039		7	6
5.750% due 09/30/2039		55	54

U.S. Renal Care, Inc.
10.625% due 06/28/2028		2	2

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		230	220

			6,728

UTILITIES 0.4%

Pacific Gas & Electric Co.
2.500% due 02/01/2031		500	449
3.300% due 03/15/2027		20	20
4.200% due 03/01/2029		200	197
3.250% due 06/01/2031		459	423
3.750% due 07/01/2028		110	108

			1,197

Total United States			9,342

VENEZUELA 0.1%

INDUSTRIALS 0.1%

Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(c)		300	113
9.750% due 05/17/2035 ^(c)		20	9

			122

Total Venezuela			122

Total Corporate Bonds & Notes (Cost $13,079)			13,072

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%

IRELAND 0.6%

Aran Funding DAC
3.379% due 12/24/2065 •	EUR	358	410

Kinbane 2 DAC
3.378% due 08/24/2075 ~		368	421

Lugo Funding DAC
3.195% due 05/26/2066 •		312	356

Merrion Square Residential DAC
3.378% due 03/24/2081 •		570	654

Total Ireland			1,841

UNITED KINGDOM 0.4%

Avon Finance
4.646% due 12/28/2049 •	GBP	393	522

Eurosail-U.K. PLC
4.566% due 09/13/2045 •		117	153
4.816% due 06/13/2045 •		70	93
Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	77	87

Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •	GBP	175	232

Total United Kingdom			1,087

UNITED STATES 5.4%

Banc of America Alternative Loan Trust
6.000% due 07/25/2046		$31	27

Banc of America Funding Trust
4.577% due 05/20/2036 ~		3	3

22	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Trust
3.585% due 11/20/2046 ~	$2	$2
6.000% due 10/25/2036	5	5

BBCCRE Trust
3.966% due 08/10/2033	393	368

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	768	678
3.500% due 06/25/2062 ~	1,306	1,191

Chase Mortgage Finance Trust
4.026% due 09/25/2036 ~	13	11

CHL Mortgage Pass-Through Trust
4.263% due 07/25/2037 •	14	4

CIM Trust
4.750% due 06/25/2064 ~	262	257
5.000% due 05/25/2062 ~	1,034	1,025

COMM Mortgage Trust
3.140% due 10/10/2036	400	395

Countrywide Alternative Loan Trust
6.000% due 06/25/2036	74	38
6.000% due 02/25/2037	49	16
6.250% due 12/25/2036 •	20	8

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	28	17

CSFB Mortgage-Backed Pass-Through Certificates
6.000% due 11/25/2035	308	68

CSMC Trust
3.904% due 04/25/2062 ~	1,103	1,051

CSMC Trust Capital Certificates
3.975% due 12/29/2037 ~	92	46

DBGS Mortgage Trust
6.540% due 10/15/2039 •	900	885

First Horizon Alternative Mortgage Securities Trust
4.776% due 06/25/2036 ~	84	66

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ	739	721

HSI Asset Loan Obligation Trust
6.000% due 06/25/2037	1	1

JP Morgan Alternative Loan Trust
5.843% due 05/26/2037 ~	28	22

JP Morgan Chase Commercial Mortgage Securities Trust
4.472% due 04/15/2037 •	376	373
7.235% due 10/05/2040	400	412

JP Morgan Mortgage Trust
4.828% due 04/25/2066 ~	547	549
6.500% due 07/25/2036	75	23

Merrill Lynch Mortgage Investors Trust
4.244% due 03/25/2036 ~	7	3

MFA Trust
4.250% due 02/25/2066 ~	320	304
4.400% due 03/25/2068 þ	978	971

Morgan Stanley Residential Mortgage Loan Trust
4.963% due 09/25/2070 ~	418	414
5.530% due 05/25/2070 ~	383	383

Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ	463	448
5.124% due 10/25/2055 þ	477	472

PRKCM Trust
5.101% due 10/25/2060 þ	455	452

PRPM LLC
4.839% due 10/25/2055 þ	410	409
5.385% due 10/25/2030 þ	442	440

PRPM Trust
6.327% due 06/25/2069 þ	245	246

RALI Trust
4.563% due 10/25/2045 •	38	26
5.500% due 03/25/2037	156	129
6.250% due 03/25/2037	15	12

Sequoia Mortgage Trust
5.030% due 10/25/2055 ~	330	331

Structured Adjustable Rate Mortgage Loan Trust
4.161% due 10/25/2036 ~	996	432

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
4.612% due 10/25/2064 ~	$295	$294
4.958% due 07/25/2065 ~	525	526
Verus Securitization Trust
5.799% due 07/25/2069 þ	438	440

Wells Fargo Alternative Loan Trust
6.312% due 07/25/2037 ~	296	280

Wells Fargo Commercial Mortgage Trust
5.218% due 10/15/2042 •	498	499
WSTN Trust
6.518% due 07/05/2037 ~	500	504

Total United States		16,277

Total Non-Agency Mortgage-Backed Securities (Cost $19,624)		19,205

	SHARES
MASTER LIMITED PARTNERSHIPS 0.1%

UNITED STATES 0.1%

ENERGY 0.1%

Plains GP Holdings LP	8,525	207

Total Master Limited Partnerships (Cost $169)		207

PREFERRED STOCKS 0.6%

BRAZIL 0.3%

UTILITIES 0.3%

Petroleo Brasileiro SA - Petrobras	116,200	851

Total Brazil		851

SOUTH KOREA 0.3%

INDUSTRIALS 0.3%

Samsung Electronics Co. Ltd.	6,312	890

Total South Korea		890

UNITED KINGDOM 0.0%

BANKING & FINANCE 0.0%

Nationwide Building Society
10.250% due 12/31/2099 (h)	130	22

Total United Kingdom		22

Total Preferred Stocks (Cost $912)		1,763

REAL ESTATE INVESTMENT TRUSTS 4.8%

FRANCE 0.1%

REAL ESTATE 0.1%

Klepierre SA	5,541	232

Total France		232

HONG KONG 0.1%

REAL ESTATE 0.1%

Link REIT	66,400	310

Total Hong Kong		310

UNITED STATES 4.6%

REAL ESTATE 4.6%

American Healthcare REIT, Inc.	2,498	130

Annaly Capital Management, Inc.	19,189	429

Apple Hospitality REIT, Inc.	30,283	509

Broadstone Net Lease, Inc.	69,201	1,430

CareTrust REIT, Inc.	3,107	125

EPR Properties	10,338	600

Gaming & Leisure Properties, Inc.	30,140	1,342

		SHARES	MARKET VALUE (000S)

Healthpeak Properties, Inc.		96,436	$2,064

Highwoods Properties, Inc.		21,411	646

Host Hotels & Resorts, Inc.		14,526	345

NNN REIT, Inc.		7,908	368

Omega Healthcare Investors, Inc.		31,767	1,515

Sabra Health Care REIT, Inc.		96,992	1,892

Ventas, Inc.		1,442	128

VICI Properties, Inc.		79,949	2,122

Welltower, Inc.		568	129

			13,774

Total United States			13,774

Total Real Estate Investment Trusts (Cost $12,672)			14,316

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 5.2%

ARGENTINA 0.3%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$117	73
4.125% due 07/09/2035 þ		206	155

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		131	116
1.000% due 07/09/2029		22	20
3.500% due 07/09/2041 þ		196	147
4.125% due 07/09/2035 þ		167	134
5.000% due 01/09/2038 þ		269	225

Total Argentina			870

BRAZIL 1.4%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (f)	BRL	5,717	1,071
0.000% due 04/01/2027 (f)		18,491	3,255

Total Brazil			4,326

COLOMBIA 0.7%

Colombia Government International Bonds
5.000% due 09/19/2032	EUR	250	284
5.375% due 01/21/2029		$200	200

Colombia TES
7.000% due 06/30/2032	COP	28,400	7
9.250% due 05/28/2042		345,500	82
11.000% due 08/22/2029		85,800	24
11.500% due 07/25/2046		806,700	229
11.750% due 01/24/2035		793,500	228
12.000% due 03/13/2058		33,800	10
12.500% due 02/27/2030		620,000	183
12.750% due 11/28/2040		1,932,100	590
13.250% due 02/09/2033		1,271,400	392

Total Colombia			2,229

EGYPT 0.2%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	16,300	316
21.954% due 03/04/2028		11,400	225

Total Egypt			541

JAPAN 0.5%

Japan Government Thirty Year Bonds
1.800% due 03/20/2054	JPY	5,000	20
2.100% due 09/20/2054		18,950	80
2.200% due 06/20/2054		2,000	9
2.300% due 12/20/2054		16,850	75
2.400% due 03/20/2055		21,700	99
3.200% due 09/20/2055		118,750	641
3.400% due 12/20/2055		50,100	281
3.700% due 03/20/2056		10,000	60

Japan Government Twenty Year Bonds
2.400% due 03/20/2045		9,000	47

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.700% due 09/20/2045	JPY	15,400	$83

Total Japan			1,395

KUWAIT 0.1%

Kuwait International Government Bonds
4.804% due 04/20/2033		$300	299

Total Kuwait			299

LUXEMBOURG 0.2%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		500	503

Total Luxembourg			503

MEXICO 0.1%

Mexico Bonos
7.500% due 05/26/2033	MXN	400	21
7.750% due 05/29/2031		2,200	122
8.500% due 03/01/2029		2,500	145
8.500% due 05/31/2029		1,700	99

Total Mexico			387

PERU 0.6%

Peru Government Bonds
6.150% due 08/12/2032	PEN	104	33
6.850% due 08/12/2035		660	203
7.300% due 08/12/2033		800	262
7.600% due 08/12/2039		345	109

Peru Government International Bonds
5.400% due 08/12/2034		706	202
6.150% due 08/12/2032		1,320	418
6.900% due 08/12/2037		443	132
6.950% due 08/12/2031		1,283	428

Total Peru			1,787

QATAR 0.1%

Qatar Government International Bonds
4.800% due 04/08/2033		$400	402

Total Qatar			402

ROMANIA 0.1%

Romania Government International Bonds
5.125% due 09/24/2031	EUR	200	234

Total Romania			234

SOUTH AFRICA 0.5%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	900	47
7.000% due 02/28/2031		4,700	277
8.000% due 01/31/2030		300	18
8.500% due 01/31/2037		1,800	110
8.875% due 02/28/2035		11,790	746
9.000% due 01/31/2040		3,830	237
9.875% due 03/31/2039		800	53

Total South Africa			1,488

TURKEY 0.1%

Turkiye Government Bonds
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	300	6
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		6,400	139
Turkiye Government International Bonds
5.250% due 03/13/2030		$200	194

Total Turkey			339

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.2%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		$300	$299
4.875% due 04/30/2029		200	201

Total United Arab Emirates			500

UNITED STATES 0.1%

Colombia TES
1.000% due 08/22/2029	COP	506,900	144
1.000% due 03/26/2031		252,900	61
1.000% due 01/24/2035		86,000	25

Total United States			230

VENEZUELA 0.0%

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(c)		$2	1
9.250% due 09/15/2027 ^(c)		44	22

Total Venezuela			23

Total Sovereign Issues (Cost $15,067)			15,553

U.S. GOVERNMENT AGENCIES 30.3%

UNITED STATES 30.3%

Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052		152	133
4.000% due 08/01/2042 - 09/01/2042		48	46

Federal National Mortgage Association
3.000% due 11/01/2029 - 05/01/2052		128	112
3.500% due 02/01/2050		22	21
4.000% due 08/01/2042 - 10/01/2042		25	24
7.000% due 03/01/2045		826	873

Government National Mortgage Association
3.500% due 04/20/2056 - 05/20/2056		599	539
6.500% due 01/20/2055		93	96

Government National Mortgage Association, TBA
3.000% due 07/01/2056		200	178
3.500% due 07/01/2056		100	90
4.000% due 08/01/2056		300	279
4.500% due 07/01/2056		1,800	1,729
5.000% due 08/01/2056		3,200	3,152
5.500% due 07/01/2056 - 08/01/2056		550	552
6.000% due 09/01/2056		1,200	1,222
6.500% due 07/01/2056 - 08/01/2056		1,500	1,554

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		2,900	2,527
3.500% due 07/01/2056		1,300	1,180
4.000% due 07/01/2056 - 08/01/2056		13,700	12,801
4.500% due 07/01/2056 - 08/01/2056		4,810	4,608
5.000% due 07/01/2056 - 08/01/2056		18,790	18,465
5.500% due 07/01/2056 - 08/01/2056		9,600	9,628
6.000% due 08/01/2056		10,710	10,914
6.500% due 07/01/2056 - 08/01/2056		18,900	19,541

Total U.S. Government Agencies (Cost $90,188)			90,264

U.S. TREASURY OBLIGATIONS 7.5%

UNITED STATES 7.5%

U.S. Treasury Bonds
2.875% due 11/15/2046		600	439
3.000% due 02/15/2049		1,133	826
4.250% due 08/15/2054		100	89

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 08/15/2043		$300	$282
4.500% due 11/15/2054		1,000	931
4.625% due 11/15/2045		408	392
4.625% due 05/15/2054		800	760
4.750% due 02/15/2056		2,038	1,980
4.875% due 08/15/2045		59	59

U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051		384	203
1.000% due 02/15/2048		135	96
1.000% due 02/15/2049		132	93
0.125% due 07/15/2031		2,646	2,430
0.250% due 07/15/2029 (l)		935	892
0.375% due 01/15/2027		44	44
0.375% due 07/15/2027		14	13
0.625% due 07/15/2032		688	637
0.750% due 07/15/2028		279	272
0.875% due 01/15/2029		458	445
1.375% due 07/15/2033		1,973	1,893
1.625% due 04/15/2030		314	310
1.750% due 01/15/2034		108	106
1.875% due 07/15/2034		1,061	1,046

U.S. Treasury Notes
0.500% due 10/31/2027		100	95
0.625% due 11/30/2027		550	524
0.625% due 12/31/2027 (n)		220	209
0.750% due 01/31/2028		110	104
2.375% due 03/31/2029		2,800	2,671
4.000% due 10/31/2029 (l)		800	796
4.000% due 07/31/2032		1,800	1,774
4.125% due 02/15/2036		190	185
4.500% due 04/15/2027		1,800	1,807

Total U.S. Treasury Obligations (Cost $23,988)			22,403

		SHARES
WARRANTS 0.0%

UNITED STATES 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 08/01/2035 «		9	0

Total Warrants (Cost $0)			0

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (i)		578,180	578

		PRINCIPAL AMOUNT (000S)
EGYPT TREASURY BILLS 0.0%
23.876% due 10/13/2026 - 10/20/2026 (e)(f)	EGP	1,600	31

NIGERIA TREASURY BILLS 0.0%
21.538% due 07/07/2026 - 10/06/2026 (e)(f)	NGN	120,190	85

SOUTH AFRICA TREASURY BILLS 0.1%
7.267% due 07/22/2026 - 01/27/2027 (e)(f)	ZAR	3,900	234

Total Short-Term Instruments (Cost $920)			928

Total Investments in Securities (Cost $341,937)			362,555

24	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.2%

SHORT-TERM INSTRUMENTS 7.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%

PIMCO Short-Term Floating NAV Portfolio III	2,206,220	$21,491

Total Short-Term Instruments (Cost $21,487)		21,491

Total Investments in Affiliates (Cost $21,487)		21,491

Total Investments 128.8% (Cost $363,424)		$384,046

Financial Derivative Instruments (k)(m) (0.1)% (Cost or Premiums, net $(517))		(262)

Other Assets and Liabilities, net (28.7)%		(85,521)

Net Assets 100.0%		$298,263

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Westmoreland Mining Holdings	03/26/2019	$0	$0	0.00%
Westmoreland Mining LLC	06/30/2023 - 05/14/2026	1	1	0.00
ZTO Express Cayman, Inc.	05/13/2026	250	225	0.08

		$251	$226	0.08%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (3.5)%
U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	6.000%	07/01/2056	$400	$(409)	$(409)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2056	9,800	(10,174)	(10,138)

Total Short Sales (3.5)%				$(10,583)	$(10,547)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(3,277) at a weighted average interest rate of 4.053%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$109.250	07/24/2026	1	$1	$0	$0
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	1	1	0	0

					$0	$0

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	2	$2	$0	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	5	5	(1)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	2	2	0	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	5	5	(1)	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	5	5	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	8	8	(2)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	2	2	0	0
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	2	2	0	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	3	3	(1)	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	3	3	(1)	(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	3	3	(1)	(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	3	3	(1)	0
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	3	3	(1)	(1)

					$(10)	$(5)

Total Written Options					$(10)	$(5)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	317	$34,835	$207	$0	$(94)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	37	7,627	1	0	(4)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	142	15,201	45	0	(27)
Long Gilt Futures	09/2026	55	6,508	118	9	(33)
SFE 10 Year Australian Bond Futures	09/2026	26	1,977	28	4	(5)
Ultra U.S. Treasury Bond Futures	09/2026	44	5,111	172	0	(33)

				$571	$13	$(196)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	22	$(2,497)	$(69)	$15	$0
Eurex 10 Year Euro BUND Futures	09/2026	12	(1,746)	(19)	2	0
Eurex 5 Year Euro BOBL Futures	09/2026	7	(923)	(4)	1	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	42	(4,724)	(97)	16	0

				$(189)	$34	$0

Total Futures Contracts				$382	$47	$(196)

26	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$600	$(5)	$12	$7	$0	$0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.524	200	24	(15)	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360	250	0	3	3	0	0

						$19	$0	$19	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(21)	$23	$2	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	12	2	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	200	(6)	7	1	0	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031	200	(9)	5	(4)	0	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	4,851	188	209	397	0	(3)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	1,700	29	9	38	0	0

					$171	$265	$436	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	3,000	$(66)	$29	$(37)	$0	$(2)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		3,630	(16)	(102)	(118)	0	(5)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		1,160	8	30	38	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	(2)	0	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	52	(6)	46	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	25	151	176	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		130,000	24	(1)	23	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		90,200	1	50	51	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		70,000	35	6	41	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		30,000	13	4	17	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		48,000	11	82	93	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		9,000	14	2	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		$100	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		100	(5)	6	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		200	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		500	0	9	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		2,400	(6)	(31)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		1,200	0	20	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		4,900	(13)	(56)	(69)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		200	8	(2)	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		900	(7)	(12)	(19)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		200	14	(6)	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028		400	0	(19)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		1,610	(67)	(49)	(116)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		4,900	(419)	609	190	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		2,110	2	28	30	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		200	(2)	1	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028		100	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028		110	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		422	9	(37)	(28)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,690	10	(1)	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028		100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		55	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		200	(1)	(11)	(12)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.940%	Annual	02/22/2029	$200	$(1)	$1	$0	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	220	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	180	(6)	4	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	8	26	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(9)	(18)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	1	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	3,540	(61)	81	20	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	16	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	29	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	4,460	(69)	94	25	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	(22)	98	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	46	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	32	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	16	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(97)	357	260	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	48	83	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	(2)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	1,500	7	26	33	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	730	(10)	15	5	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	860	(1)	(2)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	17	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	650	(13)	17	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,120	46	(8)	38	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	1,600	(12)	41	29	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	280	(13)	9	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	110	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	229	403	7	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(54)	(103)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,560	32	(21)	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	110	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(13)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	500	(2)	6	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(21)	(22)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(43)	(45)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(21)	(22)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	1,923	(2)	19	17	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(9)	(30)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(24)	(8)	(32)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	11	46	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	710	(15)	22	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	1,080	(18)	29	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	4	250	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	9,698	(122)	225	103	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	107	170	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	86	55	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	200	(1)	(7)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	3,510	106	(11)	95	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	32	42	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	100	0	0	0	0	0

28	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.165%	Annual	09/27/2033	$200	$(1)	$4	$3	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	40	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	100	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	100	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	760	(20)	9	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	100	0	(5)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	100	0	(4)	(4)	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.455%	Annual	11/01/2034		$100	$0	$(4)	$(4)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		100	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		1,000	(9)	29	20	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		120	2	1	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		100	(22)	61	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		100	(21)	60	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		140	0	19	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		140	0	17	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	575	306	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	62	38	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	58	43	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	296	207	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	174	130	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	385	202	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	162	200	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(45)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(396)	(403)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	43	42	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(13)	(14)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		100	2	2	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		204	0	4	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		500	49	11	60	5	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027	BRL	700	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(26)	(26)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		610	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,010	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		1,810	0	(26)	(26)	0	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		1,410	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		1,410	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		1,040	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		1,600	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,100	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		1,000	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		2,200	0	(9)	(9)	1	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		3,100	0	(21)	(21)	2	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		1,200	0	(8)	(8)	1	0
Pay	1-Year BRL-CDI	13.172	Maturity	01/02/2031		1,400	0	(6)	(6)	1	0
Pay	1-Year BRL-CDI	13.180	Maturity	01/02/2031		5,400	(1)	(20)	(21)	3	0
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2031		300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2031		400	0	(2)	(2)	0	0

30	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	13.245%	Maturity	01/02/2031		$100	$0	$0	$0	$0	$0
Pay	1-Year BRL-CDI	13.250	Maturity	01/02/2031		300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		800	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	13.260	Maturity	01/02/2031		100	0	0	0	0	0
Pay	1-Year BRL-CDI	13.300	Maturity	01/02/2031		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.315	Maturity	01/02/2031		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		50	0	0	0	0	0
Pay	1-Year BRL-CDI	13.440	Maturity	01/02/2031		50	0	0	0	0	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		200	0	0	0	0	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		100	0	0	0	0	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		2,200	(1)	(3)	(4)	1	0
Pay	1-Year BRL-CDI	13.694	Maturity	01/02/2031		1,200	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.724	Maturity	01/02/2031		800	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		100	0	0	0	0	0
Pay	1-Year BRL-CDI	13.790	Maturity	01/02/2031		200	0	0	0	0	0
Pay	1-Year BRL-CDI	13.882	Maturity	01/02/2031		900	0	0	0	1	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		1,400	0	(1)	(1)	1	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	300	2	4	6	0	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		800	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		1,400	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	7.822	Quarterly	04/08/2036		600	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.740	Quarterly	04/15/2036		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	04/16/2036		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.820	Quarterly	04/16/2036		600	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.830	Quarterly	04/16/2036		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.855	Quarterly	04/16/2036		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	04/17/2036		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.885	Quarterly	04/17/2036		100	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	04/21/2036		100	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.910	Quarterly	04/22/2036		870	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	7.950	Quarterly	04/22/2036		120	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.960	Quarterly	04/22/2036		130	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	04/23/2036		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	04/24/2036		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.140	Quarterly	04/28/2036		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.150	Quarterly	04/28/2036		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.950	Quarterly	05/07/2036		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	05/08/2036		360	0	0	0	0	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027	AUD	80	(9)	10	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		2,200	23	(53)	(30)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	(9)	(12)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		600	(2)	(4)	(6)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		400	5	(10)	(5)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	06/18/2035		$2,800	$39	$(79)	$(40)	$0	$(1)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030	CLP	1,400	14	(38)	(24)	0	0
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036	CZK	100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	1	1	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		6,000	5	(84)	(79)	0	(5)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(35)	(27)	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	6	6	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	3	3	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		200	(1)	(3)	(4)	0	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	194	203	0	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		940	18	(1)	17	1	0
Receive	28-Day MXN-TIIE	7.220	Lunar	06/14/2028	MXN	13,100	3	(5)	(2)	1	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029		900	0	3	3	0	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		700	0	2	2	0	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		900	0	3	3	0	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,100	0	3	3	0	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		2,200	0	7	7	0	0
Receive	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		6,300	1	(6)	(5)	1	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(14)	(14)	0	(1)
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(12)	(12)	0	(1)
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(8)	(9)	0	0

							$(663)	$3,269	$2,606	$264	$(75)

Total Swap Agreements							$(473)	$3,534	$3,061	$264	$(78)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$47	$264	$311		$(5)	$ (196)	$ (78)	$ (279)

(l)

Securities with an aggregate market value of $862 and cash of $3,461 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

32	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	106		$76	$2	$0
	07/2026	CNH	136		20	0	0
	07/2026	NZD	671		396	15	0
	07/2026		$16	CAD	23	0	0
	07/2026		340	NZD	602	2	0
	08/2026	CAD	23		$16	0	0
	08/2026	NZD	602		341	0	(2)

BOA	07/2026	BRL	400		69	0	(8)
	07/2026	GBP	30		39	0	0
	07/2026	NOK	310		31	0	0
	07/2026		$77	BRL	400	0	0
	07/2026		92	CNH	623	0	0
	07/2026		18	JPY	2,939	0	0
	07/2026		100	NOK	931	0	(6)
	07/2026		8	PLN	30	0	0
	08/2026	ILS	154		$52	0	0
	08/2026		$16	INR	1,534	0	0
	08/2026	ZAR	579		$33	0	(2)
	09/2026	MXN	142		8	0	0
	09/2026	PEN	260		75	0	0
	10/2026	BRL	200		37	0	(1)
	10/2026	ZAR	97		6	0	0
	11/2026	PEN	109		32	0	0
	12/2026	COP	283,751		71	0	(9)
	01/2027	ZAR	959		58	1	0

BPS	07/2026	BRL	13,680		2,524	0	(126)
	07/2026	CAD	1,119		790	1	0
	07/2026	CHF	72		92	3	0
	07/2026	CNH	357		53	0	0
	07/2026	GBP	132		178	3	0
	07/2026	IDR	10,212,841		570	0	(1)
	07/2026	ILS	242		82	1	0
	07/2026	INR	18,249		190	0	(3)
	07/2026	KRW	48,085		32	1	0
	07/2026	THB	2,558		78	1	0
	07/2026		$2,697	BRL	13,680	0	(47)
	07/2026		183	GBP	138	1	0
	07/2026		212	IDR	3,803,079	0	0
	07/2026		557	INR	52,807	1	(1)
	07/2026		199	JPY	31,742	0	(4)
	07/2026		147	KRW	224,784	0	(1)
	07/2026		7	KWD	2	0	0
	07/2026		9	TWD	295	0	0
	07/2026		40	ZAR	653	0	0
	08/2026	IDR	1,257,647		$70	0	0
	08/2026	ILS	37		12	0	0
	08/2026		$40	BRL	209	0	0
	08/2026		136	INR	12,887	0	0
	09/2026	IDR	967,529		$53	0	0
	09/2026	THB	2,211		68	1	0
	09/2026		$332	IDR	5,873,854	1	(6)
	09/2026		40	INR	3,794	0	0
	09/2026		10	THB	329	0	0
	10/2026	BRL	2,017		$380	4	(6)
	12/2026		$34	IDR	615,944	0	0
	04/2027	BRL	13,691		$2,537	39	0
	06/2027		$5	KWD	2	0	0
	07/2029	KWD	3		$10	1	0
	05/2030		17		59	3	0
	08/2030		4		13	0	0
	01/2031		2		8	0	0
	06/2031		9		30	1	0

BRC	07/2026	ILS	296		100	1	0
	07/2026	NZD	975		576	23	0
	07/2026	TRY	5,546		116	0	(2)
	07/2026		$649	TRY	30,981	5	0
	07/2026		198	ZAR	3,224	0	(2)
	07/2026	ZAR	492		$28	0	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BSH	07/2026	BRL	1,000		$171	$0	$(22)
	07/2026	PEN	296		86	0	(1)
	07/2026		$196	BRL	1,000	0	(3)
	07/2026		331	JPY	52,684	0	(7)
	07/2026		590	NZD	1,044	3	0
	08/2026	NZD	1,044		$590	0	(3)
	09/2026		$2,680	BRL	13,744	0	(57)
	10/2026	BRL	2,500		$463	0	(11)
	02/2027	PEN	626		180	0	(2)
	04/2027	BRL	400		76	3	0

CBK	07/2026	IDR	295,867		17	0	0
	07/2026	ILS	269		93	2	0
	07/2026	INR	12,148		129	0	0
	07/2026	NOK	315		34	2	0
	07/2026		$111	IDR	1,999,228	0	0
	07/2026		125	INR	12,148	3	0
	07/2026		153	PEN	517	0	(1)
	07/2026		76	PLN	279	0	(2)
	08/2026	ILS	489		$170	6	0
	08/2026	PEN	301		83	0	(4)
	08/2026		$30	ILS	90	0	0
	08/2026		25	INR	2,395	0	0
	09/2026	COP	232,232		$60	0	(7)
	09/2026	IDR	3,717,816		206	0	0
	09/2026	INR	966		10	0	0
	09/2026	PEN	221		65	0	0
	09/2026	THB	2,882		87	0	0
	09/2026		$69	IDR	1,230,064	0	(1)
	09/2026		3	PEN	10	0	0
	10/2026	PEN	298		$88	1	0
	12/2026		3,364		962	0	(16)
	12/2026		$95	IDR	1,718,494	0	0

DUB	07/2026	IDR	269,867		$15	0	0
	07/2026	INR	4,723		50	0	0
	07/2026	PEN	221		65	1	0
	07/2026		$33	INR	3,219	1	0
	07/2026		26	NOK	238	0	(2)
	07/2026		76	PLN	283	0	(1)
	07/2026		93	ZAR	1,499	0	(1)
	07/2026	ZAR	362		$20	0	(2)
	09/2026	IDR	2,968,537		165	0	0
	09/2026	PEN	39		11	0	0
	09/2026		$42	IDR	768,781	0	0
	09/2026		50	INR	4,755	0	0
	12/2026		23	IDR	421,658	0	0

FAR	07/2026	CNH	355		$52	0	0
	07/2026	GBP	779		1,048	14	0
	07/2026	INR	4,458		47	0	0
	07/2026	JPY	264,257		1,633	8	0
	07/2026	SGD	1,977		1,549	22	0
	07/2026		$123	CNH	837	0	0
	07/2026		47	INR	4,458	0	0
	07/2026		253	PLN	930	0	(6)
	07/2026		129	ZAR	2,136	1	0
	08/2026	CNH	836		$123	0	0
	08/2026	ILS	293		102	4	0
	08/2026	PEN	172		51	1	0
	08/2026		$1,633	JPY	263,566	0	(8)
	09/2026		23	INR	2,187	0	0

GLM	07/2026	BRL	4,905		$859	0	(91)
	07/2026	IDR	1,834,311		102	0	0
	07/2026	KRW	48,650		31	0	0
	07/2026		$970	BRL	4,905	0	(20)
	07/2026		1,578	CAD	2,246	5	0
	07/2026		102	IDR	1,834,311	0	0
	07/2026		32	KRW	48,643	0	0
	08/2026	CAD	2,242		$1,578	0	(5)
	08/2026	NGN	3,150		2	0	0
	08/2026		$32	INR	3,038	0	0

34	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	ZAR	510		$29	$0	$(3)
	09/2026	IDR	1,845,053		102	0	0
	09/2026	THB	7,215		224	5	0
	09/2026		$197	IDR	3,545,351	1	(1)
	09/2026		128	INR	12,348	1	0
	10/2026	BRL	1,000		$175	0	(14)
	04/2027		3,600		672	16	0

JPM	07/2026	AUD	461		328	10	0
	07/2026	BRL	3,806		688	1	(50)
	07/2026	ILS	757		254	0	(1)
	07/2026	NOK	832		84	0	0
	07/2026		$737	BRL	3,806	2	(1)
	07/2026		162	GBP	121	0	(2)
	07/2026		16	IDR	295,156	0	0
	07/2026		101	PLN	368	0	(3)
	07/2026		57	THB	1,891	0	0
	08/2026	ILS	888		$306	8	0
	08/2026		$54	INR	5,106	0	0
	08/2026		84	NOK	832	0	0
	09/2026	IDR	296,796		$16	0	0
	09/2026	INR	2,878		30	0	0
	09/2026	MXN	226		13	0	0
	09/2026	THB	7,788		238	3	(1)
	09/2026		$61	INR	5,861	0	0
	09/2026		1,433	MXN	24,900	0	(18)
	10/2026		157	BRL	824	0	(1)
	11/2026	ZAR	766		$44	0	(3)
	12/2026		$478	MXN	8,437	0	(2)
	04/2027	BRL	800		$147	1	0

MBC	07/2026	AUD	2		1	0	0
	07/2026	CHF	679		863	23	(1)
	07/2026	IDR	25,044		1	0	0
	07/2026	INR	4,741		50	0	0
	07/2026	KRW	172,799		114	2	0
	07/2026	NOK	268		27	0	0
	07/2026		$359	AUD	511	1	(6)
	07/2026		80	EUR	69	0	(1)
	07/2026		1	IDR	25,044	0	0
	07/2026		77	INR	7,462	1	0
	07/2026		309	JPY	49,091	0	(7)
	07/2026		61	NOK	565	0	(4)
	08/2026	AUD	72		$49	0	0
	08/2026		$19	INR	1,808	0	0
	08/2026		27	NOK	268	0	0
	09/2026	THB	1,645		$49	0	(1)
	09/2026		$205	INR	19,565	1	0
	09/2026		231	MXN	4,033	0	(2)

NGF	07/2026	IDR	1,697,868		$95	0	0
	07/2026		$95	IDR	1,697,868	0	0
	07/2026		78	INR	7,531	1	0
	09/2026	IDR	1,707,390		$95	1	0
	09/2026		$42	IDR	750,981	0	(1)

SCX	07/2026	INR	3,718		$39	0	0
	07/2026	NGN	21,700		16	0	0
	07/2026		$38	IDR	684,566	0	0
	07/2026		103	INR	9,875	1	0
	08/2026		79		7,546	1	0
	09/2026	IDR	2,017,918		$112	0	0
	09/2026	THB	3,236		100	2	0
	09/2026		$108	IDR	1,931,537	0	(1)
	09/2026		39	INR	3,743	0	0
	11/2026	NGN	1,618		$1	0	0

SOG	07/2026	CNH	612		90	0	0
	07/2026	EUR	4,904		5,721	117	0
	07/2026	PEN	207		61	1	0
	07/2026		$40	AUD	58	0	0
	07/2026		960	CHF	777	1	0
	07/2026		5,500	EUR	4,835	25	0
	07/2026		805	JPY	127,833	0	(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	35

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$1,529	SGD	1,980	$2	$0
	08/2026	AUD	58		$40	0	0
	08/2026	CAD	19		13	0	0
	08/2026	CHF	774		960	0	(1)
	08/2026	EUR	4,835		5,508	0	(25)
	08/2026	SGD	1,975		1,529	0	(2)

SSB	07/2026	CAD	1,409		1,022	28	0
	07/2026	CHF	26		33	1	0
	07/2026		$14	CAD	21	0	0
	07/2026		901	GBP	682	3	0
	08/2026	CAD	21		$14	0	0
	08/2026	COP	3,641,753		955	0	(99)
	08/2026	GBP	682		901	0	(3)

UAG	07/2026		$78	PLN	284	0	(2)
	09/2026	COP	354,088		$92	0	(10)
	09/2026	THB	317		10	0	0
	12/2026	COP	1,576,157		404	0	(40)

Total Forward Foreign Currency Contracts						$448	$(827)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875%	07/24/2026	100	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	100	0	(1)

Total Written Options							$(1)	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
CBK	Israel Government International Bonds	1.000%	Quarterly	06/20/2027	0.167%		$100	$(1)	$2	$1	$0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.445		200	(2)	6	4	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	23	0	0	0	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	6	0	0	0	0
GST	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		100	(9)	10	1	0
JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.445		100	(1)	3	2	0
MYC	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.286		100	0	1	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.410		100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484		300	(3)	6	3	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		200	(9)	10	1	0

								$(27)	$41	$14	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	100	$23	$(2)	$21	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	23	(2)	21	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	$	2,434	(52)	54	2	0
MYI	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		5,700	0	33	33	0

							$(6)	$83	$77	$0

36	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount(4)			Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability

FAR	Pay	NVIDIA Corp.	711	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	$	137	$0	$(5)	$0	$(5)

Total Swap Agreements									$(33)	$119	$91	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$19	$0	$0	$19	$(2)	$0	$0	$(2)	$17	$0	$17
BOA	1	0	21	22	(26)	0	0	(26)	(4)	0	(4)
BPS	62	0	21	83	(195)	0	0	(195)	(112)	0	(112)
BRC	29	0	0	29	(6)	0	0	(6)	23	0	23
BSH	6	0	0	6	(106)	0	0	(106)	(100)	0	(100)
CBK	14	0	5	19	(31)	0	0	(31)	(12)	0	(12)
DUB	2	0	0	2	(6)	0	0	(6)	(4)	0	(4)
FAR	50	0	0	50	(14)	0	(5)	(19)	31	0	31
GLM	28	0	0	28	(134)	0	0	(134)	(106)	143	37
GST	0	0	3	3	0	0	0	0	3	0	3
JPM	25	0	2	27	(82)	(1)	0	(83)	(56)	0	(56)
MBC	28	0	0	28	(22)	0	0	(22)	6	0	6
MYC	0	0	6	6	0	0	0	0	6	0	6
MYI	0	0	33	33	0	0	0	0	33	0	33
NGF	2	0	0	2	(1)	0	0	(1)	1	0	1
SCX	4	0	0	4	(1)	0	0	(1)	3	0	3
SOG	146	0	0	146	(47)	0	0	(47)	99	0	99
SSB	32	0	0	32	(102)	0	0	(102)	(70)	0	(70)
UAG	0	0	0	0	(52)	0	0	(52)	(52)	0	(52)

Total Over the Counter	$448	$0	$91	$539	$(827)	$(1)	$(5)	$(833)

(n)

Securities with an aggregate market value of $143 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦

Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation. See Note 3, Investment Valuation and Fair Value Measurements, in the Notes to Financial Statements for more information.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	37

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$47	$47
Swap Agreements	0	0	0	0	264	264

	$0	$0	$0	$0	$311	$311

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$448	$0	$448
Swap Agreements	0	91	0	0	0	91

	$0	$91	$0	$448	$0	$539

	$0	$91	$0	$448	$311	$850

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	196	196
Swap Agreements	0	3	0	0	75	78

	$0	$3	$0	$0	$276	$279

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$827	$0	$827
Written Options	0	0	0	0	1	1
Swap Agreements	0	0	5	0	0	5

	$0	$0	$5	$827	$1	$833

	$0	$3	$5	$827	$277	$1,112

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$10	$10
Futures	0	0	0	0	(410)	(410)
Swap Agreements	0	221	0	0	508	729

	$0	$221	$0	$0	$108	$329

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(243)	$0	$(243)
Purchased Options	0	0	0	(15)	0	(15)
Written Options	0	0	0	5	27	32
Swap Agreements	0	117	0	0	0	117

	$0	$117	$0	$(253)	$27	$(109)

	$0	$338	$0	$(253)	$135	$220

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	(218)	(218)
Swap Agreements	0	77	0	0	693	770

	$0	$77	$0	$0	$480	$557

38	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$79	$0	$79
Purchased Options	0	0	0	4	0	4
Swap Agreements	0	(38)	(5)	0	0	(43)

	$0	$(38)	$(5)	$83	$0	$40

	$0	$39	$(5)	$83	$480	$597

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Asset-Backed Securities
Canada	$0	$636	$0	$636
Cayman Islands	0	13,642	700	14,342
Ireland	0	2,436	0	2,436
Italy	0	207	0	207
Jersey, Channel Islands	0	1,701	0	1,701
United States	900	26,790	0	27,690
Loan Participations and Assignments
France	0	384	0	384
Jersey, Channel Islands	0	0	181	181
Netherlands	0	4	0	4
United States	0	413	0	413
Common Stocks
Australia
Energy	0	1,181	0	1,181
Financials	0	202	0	202
Industrials	0	487	0	487
Materials	0	574	0	574
Utilities	0	349	0	349
Austria
Energy	0	244	0	244
Brazil
Consumer Staples	365	0	0	365
Energy	1,016	0	0	1,016
Utilities	284	0	0	284
Canada
Consumer Discretionary	627	0	0	627
Energy	1,906	0	0	1,906
Materials	963	0	0	963
Chile
Financials	227	0	0	227
China
Communication Services	0	863	0	863
Consumer Discretionary	0	306	0	306
Energy	0	456	0	456
Financials	0	2,664	0	2,664
Health Care	0	184	0	184
Industrials	0	619	0	619
Materials	0	222	0	222
Denmark
Health Care	0	742	0	742
Finland
Communication Services	0	142	0	142
Industrials	0	1,023	0	1,023
France
Consumer Discretionary	0	638	0	638
Consumer Staples	0	286	0	286
Energy	0	205	0	205
Health Care	0	2,491	0	2,491
Industrials	0	2,334	0	2,334
Germany
Consumer Discretionary	0	240	0	240
Financials	0	137	0	137
Industrials	0	881	0	881
Hong Kong
Consumer Discretionary	374	0	0	374
Consumer Staples	0	217	0	217
Industrials	0	516	0	516

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Real Estate	$0	$263	$0	$263
Utilities	0	402	0	402
Indonesia
Financials	0	865	0	865
Ireland
Financials	0	612	0	612
Information Technology	181	0	0	181
Israel
Financials	0	1,885	0	1,885
Italy
Financials	0	2,772	0	2,772
Utilities	0	3,142	0	3,142
Japan
Consumer Discretionary	0	1,737	0	1,737
Health Care	0	825	0	825
Industrials	0	1,827	0	1,827
Information Technology	0	2,197	0	2,197
Luxembourg
Communication Services	0	0	44	44
Energy	0	238	0	238
Industrials	0	0	50	50
Malaysia
Utilities	0	238	0	238
Mexico
Consumer Staples	407	0	0	407
Materials	787	0	0	787
Netherlands
Consumer Staples	945	0	0	945
Norway
Energy	0	846	0	846
Materials	0	181	0	181
Peru
Financials	706	0	0	706
Poland
Energy	0	514	0	514
Financials	0	261	0	261
Portugal
Utilities	0	409	0	409
South Africa
Financials	187	1,659	0	1,846
Materials	0	1,178	0	1,178
South Korea
Consumer Discretionary	0	387	0	387
Industrials	0	253	0	253
Spain
Consumer Discretionary	0	1,236	0	1,236
Energy	0	718	0	718
Financials	0	1,567	0	1,567
Utilities	0	710	0	710
Sweden
Industrials	0	480	0	480
Information Technology	0	791	0	791
Switzerland
Consumer Discretionary	517	0	0	517
Financials	0	1,735	0	1,735
Health Care	0	5,833	0	5,833
Industrials	0	354	0	354
Taiwan
Information Technology	0	2,871	0	2,871

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	39

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
United Kingdom
Communication Services	$0	$191	$0	$191
Consumer Staples	0	1,093	0	1,093
Energy	0	171	0	171
Financials	0	780	0	780
Materials	0	1,047	0	1,047
Utilities	0	416	0	416
United States
Communication Services	5,357	0	20	5,377
Consumer Discretionary	2,333	0	0	2,333
Consumer Staples	12,218	0	0	12,218
Energy	5,712	0	0	5,712
Financials	5,918	1	0	5,919
Health Care	19,897	0	0	19,897
Industrials	7,067	0	1	7,068
Information Technology	6,271	0	0	6,271
Materials	432	0	0	432
Utilities	1,150	0	0	1,150
Corporate Bonds & Notes
France
Banking & Finance	0	260	0	260
Industrials	0	356	0	356
Ireland
Industrials	0	278	0	278
Italy
Banking & Finance	0	225	0	225
Japan
Industrials	0	716	0	716
Jersey, Channel Islands
Industrials	0	227	0	227
Luxembourg
Utilities	0	27	0	27
Netherlands
Industrials	0	114	0	114
Utilities	0	246	0	246
Spain
Banking & Finance	0	418	0	418
United Kingdom
Banking & Finance	0	403	0	403
Industrials	0	338	0	338
United States
Banking & Finance	0	1,417	0	1,417
Industrials	0	6,728	0	6,728
Utilities	0	1,197	0	1,197
Venezuela
Industrials	0	122	0	122
Non-Agency Mortgage-Backed Securities
Ireland	0	1,841	0	1,841
United Kingdom	0	1,087	0	1,087
United States	0	16,277	0	16,277
Master Limited Partnerships
United States
Energy	207	0	0	207
Preferred Stocks
Brazil
Utilities	851	0	0	851
South Korea
Industrials	0	890	0	890
United Kingdom
Banking & Finance	0	22	0	22
Real Estate Investment Trusts
France
Real Estate	0	232	0	232

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Hong Kong
Real Estate	$0	$310	$0	$310
United States
Real Estate	13,774	0	0	13,774
Sovereign Issues
Argentina	0	870	0	870
Brazil	0	4,326	0	4,326
Colombia	0	2,229	0	2,229
Egypt	0	541	0	541
Japan	0	1,395	0	1,395
Kuwait	0	299	0	299
Luxembourg	0	503	0	503
Mexico	0	387	0	387
Peru	0	1,787	0	1,787
Qatar	0	402	0	402
Romania	0	234	0	234
South Africa	0	1,488	0	1,488
Turkey	0	339	0	339
United Arab Emirates	0	500	0	500
United States	0	230	0	230
Venezuela	0	23	0	23
U.S. Government Agencies
United States	0	90,264	0	90,264
U.S. Treasury Obligations
United States	0	22,403	0	22,403
Short-Term Instruments
Mutual Funds	578	0	0	578
Egypt Treasury Bills	0	31	0	31
Nigeria Treasury Bills	0	85	0	85
South Africa Treasury Bills	0	234	0	234

	$92,157	$269,402	$996	$362,555

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	21,491	0	0	21,491

Total Investments	$113,648	$269,402	$996	$384,046

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	0	(10,547)	0	(10,547)

	$0	$(10,547)	$0	$(10,547)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	295	0	311
Over the counter	0	539	0	539

	$16	$834	$0	$850

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(241)	0	(279)
Over the counter	0	(833)	0	(833)

	$(38)	$(1,074)	$0	$(1,112)

Total Financial Derivative Instruments	$(22)	$(240)	$0	$(262)

Totals	$113,626	$258,615	$996	$373,237

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

40	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE Emerging Markets Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.6%

COMMON STOCKS 91.6%

BRAZIL 7.2%

COMMUNICATION SERVICES 0.5%

Telefonica Brasil SA	2,040,060	$13,417

TIM SA	98,700	418

		13,835

CONSUMER DISCRETIONARY 1.1%

Ultrapar Participacoes SA	697,900	3,523

Vibra Energia SA	4,645,481	26,898

		30,421

CONSUMER STAPLES 0.5%

Ambev SA	4,474,100	14,118

FINANCIALS 0.7%

Banco do Brasil SA	3,761,780	14,508

Banco Santander Brasil SA	1,031,600	5,356

		19,864

MATERIALS 4.3%

Cia Siderurgica Nacional SA	5,236,000	4,686

CSN Mineracao SA	658,800	533

Vale SA	7,526,300	113,544

		118,763

UTILITIES 0.1%

CPFL Energia SA	200,300	1,738

Total Brazil		198,739

CHILE 0.7%

CONSUMER STAPLES 0.3%

Cencosud SA	3,046,673	7,039

Cia Cervecerias Unidas SA	188,534	1,043

		8,082

FINANCIALS 0.2%

Banco de Chile	33,739,769	6,605

UTILITIES 0.2%

Colbun SA	11,863,415	1,711

Enel Americas SA	5,764,252	516

Enel Chile SA	43,635,521	3,834

		6,061

Total Chile		20,748

CHINA 27.0%

COMMUNICATION SERVICES 0.7%

China Tower Corp. Ltd. Class H	2,360,300	2,656

China United Network Communications Ltd. Class A	21,138,100	12,494

iQIYI, Inc. (a)	4,969,982	5,169

		20,319

CONSUMER DISCRETIONARY 2.6%

BAIC Motor Corp. Ltd. Class H	18,207,500	1,815

Hisense Visual Technology Co. Ltd. Class A (a)	94,200	388

	SHARES	MARKET VALUE (000S)

Huayu Automotive Systems Co. Ltd. Class A	1,782,337	$4,085

JD.com, Inc. Class A	2,230,550	28,418

SAIC Motor Corp. Ltd. Class A	1,475,700	2,126

Vipshop Holdings Ltd.	2,481,970	32,911

Zhongsheng Group Holdings Ltd.	1,123,500	696

		70,439

CONSUMER STAPLES 0.4%

Henan Shuanghui Investment & Development Co. Ltd. Class A	182,100	601

Hengan International Group Co. Ltd.	702,500	1,951

Tingyi Cayman Islands Holding Corp.	5,164,000	6,439

Uni-President China Holdings Ltd. (b)	1,182,000	1,017

		10,008

ENERGY 7.9%

China Petroleum & Chemical Corp. Class H	193,202,400	98,686

China Shenhua Energy Co. Ltd. Class H	3,916,000	20,059

Guanghui Energy Co. Ltd. Class A	4,526,700	3,282

PetroChina Co. Ltd. Class H	80,324,000	86,690

Pingdingshan Tianan Coal Mining Co. Ltd. Class A	570,200	601

Shaanxi Coal Industry Co. Ltd. Class A	1,496,600	4,487

Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (a)	902,890	1,019

Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	1,621,900	3,411

		218,235

FINANCIALS 4.1%

Bank of Guiyang Co. Ltd. Class A	2,733,400	2,068

Bank of Zhengzhou Co. Ltd. Class H	19,662,000	2,108

China Minsheng Banking Corp. Ltd. Class H	27,037,500	10,837

Huaxia Bank Co. Ltd. Class A	546,300	514

Lufax Holding Ltd.	921,768	1,217

PICC Property & Casualty Co. Ltd. Class H	12,468,000	22,879

Ping An Bank Co. Ltd. Class A	3,764,300	5,580

Ping An Insurance Group Co. of China Ltd. Class H	9,159,000	59,889

Shanghai Pudong Development Bank Co. Ltd. Class A	7,337,300	9,318

		114,410

HEALTH CARE 0.7%

China Resources Pharmaceutical Group Ltd.	3,106,500	1,681

CSPC Pharmaceutical Group Ltd.	7,540,000	6,735

Sinopharm Group Co. Ltd. Class H	5,699,600	11,597

		20,013

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 2.8%

Bohai Leasing Co. Ltd. Class A (a)	5,428,300	$3,268

China Communications Services Corp. Ltd. Class H	11,574,000	5,797

China International Marine Containers Group Co. Ltd. Class H	3,118,900	2,964

China Lesso Group Holdings Ltd.	5,728,000	2,611

CITIC Ltd.	17,222,000	23,372

COSCO SHIPPING Holdings Co. Ltd. Class H (b)	16,356,000	27,176

Shanghai Construction Group Co. Ltd. Class A	14,030,800	4,603

Shanxi Coal International Energy Group Co. Ltd. Class A	1,314,600	2,119

Xiamen ITG Group Corp. Ltd. Class A	5,213,837	4,170

Xinte Energy Co. Ltd. Class H (a)	720,000	360

Yutong Bus Co. Ltd. Class A	264,400	1,046

		77,486

INFORMATION TECHNOLOGY 5.5%

Avary Holding Shenzhen Co. Ltd. Class A	163,900	2,567

BOE Technology Group Co. Ltd. Class A	30,050,400	38,648

BYD Electronic International Co. Ltd.	827,000	2,222

Foxconn Industrial Internet Co. Ltd. Class A	753,200	8,112

Lenovo Group Ltd.	33,010,000	97,951

Shenzhen Transsion Holdings Co. Ltd. Class A	179,954	1,572

Universal Scientific Industrial Shanghai Co. Ltd. Class A	265,900	1,285

		152,357

MATERIALS 1.8%

Anhui Conch Cement Co. Ltd. Class H	7,305,000	15,651

Baoshan Iron & Steel Co. Ltd. Class A	10,964,400	8,790

China National Building Material Co. Ltd. Class H	23,522,000	16,092

Citic Pacific Special Steel Group Co. Ltd. Class A	193,200	360

Hengyi Petrochemical Co. Ltd. Class A	416,817	833

Huaibei Mining Holdings Co. Ltd. Class A	869,600	1,800

Huaxin Building Materials Group Co. Ltd. Class H	1,118,900	1,652

Luxi Chemical Group Co. Ltd. Class A	339,100	601

Nanjing Iron & Steel Co. Ltd. Class A	574,900	390

Shanxi Taigang Stainless Steel Co. Ltd. Class A	783,300	395

Sinopec Shanghai Petrochemical Co. Ltd. Class H	3,110,000	433

Yunnan Yuntianhua Co. Ltd. Class A	522,400	2,347

		49,344

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	41

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.3%

Gemdale Corp. Class A	8,016,939	$2,500

Seazen Group Ltd. (a)	17,832,000	3,031

Seazen Holdings Co. Ltd. Class A (a)	714,066	1,082

		6,613

UTILITIES 0.2%

ENN Energy Holdings Ltd.	946,400	4,890

ENN Natural Gas Co. Ltd. Class A (a)	103,500	241

GD Power Development Co. Ltd. Class A	2,064,000	1,421

		6,552

Total China		745,776

GREECE 1.1%

COMMUNICATION SERVICES 0.3%

Hellenic Telecommunications Organization SA	408,027	9,060

ENERGY 0.3%

HELLENiQ ENERGY Holdings SA	230,556	2,911

Motor Oil Hellas Corinth Refineries SA	106,398	4,666

		7,577

INDUSTRIALS 0.5%

Star Bulk Carriers Corp.	531,563	13,273

Total Greece		29,910

HONG KONG 1.9%

CONSUMER DISCRETIONARY 0.1%

Topsports International Holdings Ltd.	13,965,000	3,098

FINANCIALS 0.2%

China Taiping Insurance Holdings Co. Ltd.	983,000	2,272

Far East Horizon Ltd.	3,469,000	2,372

		4,644

INDUSTRIALS 0.9%

China Everbright Environment Group Ltd.	13,251,000	7,717

Orient Overseas International Ltd.	718,000	11,190

Shanghai Industrial Holdings Ltd.	1,041,000	1,634

Shenzhen International Holdings Ltd.	3,943,500	2,679

		23,220

MATERIALS 0.0%

China Resources Building Materials Technology Holdings Ltd.	6,626,000	872

REAL ESTATE 0.0%

China Overseas Grand Oceans Group Ltd.	1,036,000	296

	SHARES	MARKET VALUE (000S)
UTILITIES 0.7%

Beijing Enterprises Holdings Ltd.	211,500	$726

China Resources Gas Group Ltd.	151,900	284

Guangdong Investment Ltd.	3,614,000	3,581

Kunlun Energy Co. Ltd.	17,656,000	14,475

		19,066

Total Hong Kong		51,196

INDIA 6.5%

COMMUNICATION SERVICES 0.1%

Zee Entertainment Enterprises Ltd.	2,727,669	2,989

CONSUMER DISCRETIONARY 0.3%

Apollo Tyres Ltd.	212,650	968

Hero MotoCorp Ltd.	97,273	4,937

Tata Motors Passenger Vehicles Ltd.	886,230	3,306

		9,211

ENERGY 2.4%

Bharat Petroleum Corp. Ltd.	3,708,158	11,929

Chennai Petroleum Corp. Ltd.	351,099	4,296

Great Eastern Shipping Co. Ltd.	28,123	442

Hindustan Petroleum Corp. Ltd.	1,932,105	8,082

Indian Oil Corp. Ltd.	15,347,078	22,662

Oil & Natural Gas Corp. Ltd.	5,881,249	14,583

Petronet LNG Ltd.	1,259,690	3,741

Vedanta Oil & Gas Ltd. (a)	4,340,163	1,478

		67,213

FINANCIALS 0.9%

Bandhan Bank Ltd.	2,349,853	5,074

Bank of Baroda	102,559	295

Manappuram Finance Ltd.	386,092	1,325

Power Finance Corp. Ltd.	1,938,686	8,705

Sammaan Capital Ltd.	4,200,097	7,717

		23,116

MATERIALS 2.5%

Chambal Fertilisers & Chemicals Ltd.	604,632	2,992

Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (a)	38,187	220

Gujarat State Fertilizers & Chemicals Ltd.	614,247	1,052

Jindal Saw Ltd.	181,622	502

National Aluminium Co. Ltd.	3,950,834	14,235

Rain Industries Ltd.	408,714	787

Steel Authority of India Ltd.	2,177,760	3,996

Vedanta Aluminium Metal Ltd. (a)	4,159,243	19,705

Vedanta Iron & Steel Ltd. (a)	4,340,163	1,617

Vedanta Ltd.	7,742,863	23,056

		68,162

UTILITIES 0.3%

GAIL India Ltd.	1,115,167	2,047

Jaiprakash Power Ventures Ltd. (a)	8,209,959	1,538

PTC India Ltd.	1,402,456	2,688

	SHARES	MARKET VALUE (000S)

Vedanta Power Ltd. (a)	4,340,163	$1,847

		8,120

Total India		178,811

INDONESIA 2.3%

COMMUNICATION SERVICES 0.4%

Telkom Indonesia Persero Tbk. PT	94,051,600	12,493

CONSUMER STAPLES 0.2%

Gudang Garam Tbk. PT	889,600	808

Hanjaya Mandala Sampoerna Tbk. PT	32,947,900	1,243

Indofood Sukses Makmur Tbk. PT	2,383,300	891

Unilever Indonesia Tbk. PT	12,393,000	1,253

		4,195

ENERGY 0.8%

Adaro Andalan Indonesia PT	1,176,300	512

Alamtri Resources Indonesia Tbk. PT	78,932,100	10,005

Bukit Asam Persero Tbk. PT	10,997,100	1,406

Indo Tambangraya Megah Tbk. PT	3,646,000	4,491

United Tractors Tbk. PT	4,403,500	5,664

		22,078

FINANCIALS 0.6%

Bank Negara Indonesia Persero Tbk. PT	15,211,500	2,700

Bank Rakyat Indonesia Persero Tbk. PT	83,274,900	12,751

		15,451

HEALTH CARE 0.0%

Kalbe Farma Tbk. PT	5,385,600	232

INDUSTRIALS 0.2%

Astra International Tbk. PT	21,737,800	5,495

MATERIALS 0.0%

Indocement Tunggal Prakarsa Tbk. PT	2,820,900	659

UTILITIES 0.1%

Perusahaan Gas Negara Persero Tbk. PT	51,316,300	3,928

Total Indonesia		64,531

KUWAIT 0.0%

COMMUNICATION SERVICES 0.0%

Mobile Telecommunications Co. KSCP	315,078	620

CONSUMER DISCRETIONARY 0.0%

Humansoft Holding Co. KSC	62,145	480

Total Kuwait		1,100

MALAYSIA 0.2%

CONSUMER DISCRETIONARY 0.0%

Genting Bhd.	1,654,600	879

42	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.2%

Hartalega Holdings Bhd.	2,293,500	$558

Kossan Rubber Industries Bhd.	2,345,000	594

Top Glove Corp. Bhd.	21,683,500	3,650

		4,802

Total Malaysia		5,681

MEXICO 2.1%

COMMUNICATION SERVICES 1.5%

America Movil SAB de CV	30,621,700	39,662

Grupo Televisa SAB	4,777,100	2,614

		42,276

CONSUMER STAPLES 0.4%

Sigma Foods SAB de CV	10,581,407	9,718

FINANCIALS 0.0%

Grupo Financiero Inbursa SAB de CV Class O	185,059	440

MATERIALS 0.2%

Alpek SAB de CV (a)	1,732,506	1,267

Orbia Advance Corp. SAB de CV	3,187,100	4,113

		5,380

Total Mexico		57,814

PHILIPPINES 0.1%

COMMUNICATION SERVICES 0.0%

PLDT, Inc.	31,355	577

ENERGY 0.0%

Semirara Mining & Power Corp.	2,317,200	868

INDUSTRIALS 0.1%

DMCI Holdings, Inc.	7,951,200	972

Total Philippines		2,417

POLAND 1.7%

COMMUNICATION SERVICES 0.1%

Cyfrowy Polsat SA (a)	575,743	2,318

ENERGY 1.1%

ORLEN SA	947,043	31,843

FINANCIALS 0.3%

Powszechny Zaklad Ubezpieczen SA	416,870	7,285

INFORMATION TECHNOLOGY 0.0%

Asseco Poland SA	9,977	444

MATERIALS 0.0%

Jastrzebska Spolka Weglowa SA (a)(b)	99,016	656

UTILITIES 0.2%

PGE Polska Grupa Energetyczna SA (a)	1,327,609	3,338

Tauron Polska Energia SA	775,927	1,883

		5,221

Total Poland		47,767

	SHARES	MARKET VALUE (000S)
QATAR 0.2%

COMMUNICATION SERVICES 0.1%

Ooredoo QPSC	502,345	$1,828

FINANCIALS 0.1%

Commercial Bank PSQC	822,802	915

Qatar National Bank QPSC	389,860	1,849

		2,764

Total Qatar		4,592

RUSSIA 0.0%

COMMUNICATION SERVICES 0.0%

Mobile TeleSystems PJSC «(b)	290,070	0

Rostelecom PJSC «(b)	341,490	0

Sistema AFK PAO «(a)	1,963,160	0

		0

ENERGY 0.0%

Gazprom PJSC «	3,725,600	0

LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%

Sberbank of Russia PJSC «	4,916,745	0

VTB Bank PJSC «	4,772,724	0

		0

MATERIALS 0.0%

Alrosa PJSC «	2,122,120	0

GMK Norilskiy Nickel PAO «(a)	379,700	0

Magnitogorsk Iron & Steel Works PJSC «(a)	6,974,129	0

Novolipetsk Steel PJSC «(a)	3,113,725	0

Severstal PAO «(a)	339,609	0

		0

UTILITIES 0.0%

Federal Grid Co-Rosseti PJSC «	591,291,707	1

Inter RAO UES PJSC «	15,264,000	0

Unipro PAO «(a)	3,938,000	0

		1

Total Russia		1

SAUDI ARABIA 0.4%

CONSUMER DISCRETIONARY 0.0%

Jarir Marketing Co.	275,524	1,229

ENERGY 0.2%

Saudi Arabian Oil Co.	901,190	6,262

MATERIALS 0.1%

Saudi Aramco Base Oil Co.	15,776	522

Saudi Basic Industries Corp.	100,263	1,375

		1,897

REAL ESTATE 0.0%

Arabian Centres Co.	119,907	545

	SHARES	MARKET VALUE (000S)
UTILITIES 0.1%

Power & Water Utility Co. for Jubail & Yanbu	32,737	$331

Saudi Energy Co.	210,811	999

		1,330

Total Saudi Arabia		11,263

SOUTH AFRICA 4.1%

COMMUNICATION SERVICES 0.2%

Telkom SA SOC Ltd. (b)	1,657,826	5,684

CONSUMER DISCRETIONARY 0.1%

Motus Holdings Ltd. (b)	403,687	2,734

CONSUMER STAPLES 0.1%

Tiger Brands Ltd.	90,538	1,638

ENERGY 0.1%

Thungela Resources Ltd. (b)	517,036	2,901

FINANCIALS 1.2%

Momentum Group Ltd.	865,660	2,145

Nedbank Group Ltd. (b)	800,809	13,198

Old Mutual Ltd. (b)	9,236,772	7,587

Standard Bank Group Ltd. (b)	494,121	9,754

		32,684

MATERIALS 2.4%

Impala Platinum Holdings Ltd. (b)	486,293	5,109

Kumba Iron Ore Ltd. (b)	18,147	322

Sappi Ltd. (a)(b)	495,151	282

Sasol Ltd. (a)	1,548,786	15,299

Sibanye Stillwater Ltd. (b)	2,556,978	5,433

Valterra Platinum Ltd. (b)	613,473	41,230

		67,675

Total South Africa		113,316

SOUTH KOREA 10.4%

COMMUNICATION SERVICES 1.9%

KT Corp.	392,174	13,416

LG Uplus Corp.	1,082,389	9,773

SK Telecom Co. Ltd.	534,055	30,438

		53,627

CONSUMER DISCRETIONARY 1.7%

Hankook Tire & Technology Co. Ltd.	150,653	6,077

Hyundai Mobis Co. Ltd.	12,236	4,030

Kia Corp.	24,049	2,172

LG Electronics, Inc.	208,171	27,753

Lotte Shopping Co. Ltd.	65,997	7,282

		47,314

CONSUMER STAPLES 0.6%

CJ CheilJedang Corp.	17,325	2,075

KT&G Corp.	77,265	8,503

LG H&H Co. Ltd.	36,528	5,445

		16,023

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	43

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.8%

BNK Financial Group, Inc.	604,270	$6,690

DB Insurance Co. Ltd.	111,189	9,688

Hanwha Life Insurance Co. Ltd.	740,720	2,192

Samsung Card Co. Ltd.	77,912	2,421

		20,991

INDUSTRIALS 2.6%

CJ Corp.	116,743	11,766

CJ Logistics Corp.	28,476	1,372

Doosan Bobcat, Inc.	39,951	1,616

GS Engineering & Construction Corp.	486,581	7,992

GS Holdings Corp.	194,370	8,361

Hanwha Corp.	56,674	3,699

Hyundai Glovis Co. Ltd.	64,298	7,708

LX International Corp.	220,704	5,257

SK, Inc.	43,207	23,693

		71,464

INFORMATION TECHNOLOGY 1.8%

LG Display Co. Ltd. (a)	1,171,016	8,823

LG Innotek Co. Ltd.	32,672	21,162

Samsung Electronics Co. Ltd.	92,053	20,426

		50,411

MATERIALS 0.8%

Hyundai Steel Co.	507,646	9,322

POSCO Holdings, Inc.	61,518	12,710

		22,032

UTILITIES 0.2%

Korea Electric Power Corp.	110,701	2,667

Korea Gas Corp.	103,705	2,143

		4,810

Total South Korea		286,672

TAIWAN 15.9%

CONSUMER DISCRETIONARY 0.2%

China Motor Corp.	631,000	1,101

Giant Manufacturing Co. Ltd. (a)	136,000	338

Pou Chen Corp.	4,587,000	3,667

		5,106

INDUSTRIALS 3.9%

Evergreen Marine Corp. Taiwan Ltd.	12,842,000	74,558

Yang Ming Marine Transport Corp.	20,052,000	32,784

		107,342

INFORMATION TECHNOLOGY 11.8%

ASE Technology Holding Co. Ltd.	3,831,000	85,495

AUO Corp.	16,412,000	17,129

Catcher Technology Co. Ltd.	67,000	441

Compal Electronics, Inc.	9,877,000	11,063

FLEXium Interconnect, Inc.	1,914,000	4,312

General Interface Solution GIS Holding Ltd. (a)	1,012,871	2,241

Innolux Corp.	28,321,000	62,680

MediaTek, Inc.	22,000	2,998

	SHARES	MARKET VALUE (000S)

Micro-Star International Co. Ltd.	548,000	$2,533

Novatek Microelectronics Corp.	679,000	11,483

Pegatron Corp.	8,556,000	22,634

Powertech Technology, Inc.	2,113,000	22,847

Qisda Corp.	392,000	423

Realtek Semiconductor Corp.	70,000	1,787

Synnex Technology International Corp.	330,000	949

TPK Holding Co. Ltd.	557,000	1,421

United Microelectronics Corp.	14,265,000	76,515

		326,951

MATERIALS 0.0%

Tung Ho Steel Enterprise Corp.	139,000	295

REAL ESTATE 0.0%

Farglory Land Development Co. Ltd.	303,000	618

Total Taiwan		440,312

THAILAND 9.4%

CONSUMER DISCRETIONARY 0.1%

Sri Trang Agro-Industry PCL	7,465,100	3,808

CONSUMER STAPLES 0.1%

Thai Union Group PCL	3,885,800	1,373

ENERGY 3.2%

Bangchak Corp. PCL	749,200	767

Banpu PCL	7,916,700	1,285

PTT Exploration & Production PCL	3,787,800	15,223

PTT PCL	55,956,100	59,861

Star Petroleum Refining PCL	15,806,600	3,616

Thai Oil PCL	5,210,000	7,625

		88,377

FINANCIALS 5.2%

Bangkok Bank PCL	1,179,400	6,393

Kasikornbank PCL	7,266,000	47,782

Kiatnakin Phatra Bank PCL	2,145,300	6,517

Krung Thai Bank PCL	15,796,200	18,132

SCB X PCL	9,200,600	41,100

Thanachart Capital PCL	6,258,204	12,747

Tisco Financial Group PCL	2,035,300	7,239

TMBThanachart Bank PCL	45,532,800	3,381

		143,291

HEALTH CARE 0.0%

Sri Trang Gloves Thailand PCL	2,263,700	690

INDUSTRIALS 0.1%

Regional Container Lines PCL	3,371,500	3,226

MATERIALS 0.6%

PTT Global Chemical PCL	15,795,900	15,982

REAL ESTATE 0.1%

3BB Internet Infrastructure Fund Class F	4,713,800	924

Supalai PCL	5,155,500	2,489
		3,413

Total Thailand		260,160

	SHARES	MARKET VALUE (000S)
TURKEY 0.2%

CONSUMER DISCRETIONARY 0.0%

Dogus Otomotiv Servis ve Ticaret AS	74,019	$285

FINANCIALS 0.2%

Is Yatirim Menkul Degerler AS Class A	8,134,551	6,304

Total Turkey		6,589

UNITED ARAB EMIRATES 0.2%

FINANCIALS 0.1%

Dubai Islamic Bank PJSC	1,571,967	3,190

MATERIALS 0.1%

Borouge PLC	900,000	625

Fertiglobe PLC	2,646,508	1,988

		2,613

Total United Arab Emirates		5,803

Total Common Stocks (Cost $2,234,485)		2,533,198

PREFERRED STOCKS 6.6%

BRAZIL 6.5%

BANKING & FINANCE 0.9%

Banco Bradesco SA	7,289,000	25,557

INDUSTRIALS 2.0%

Gerdau SA	7,983,800	32,137

Metalurgica Gerdau SA	8,720,478	15,558

Usinas Siderurgicas de Minas Gerais SA Usiminas	4,649,000	7,610

		55,305

UTILITIES 3.6%

Cia Energetica de Minas Gerais	3,009,470	6,337

Petroleo Brasileiro SA - Petrobras	12,635,600	92,522

		98,859

Total Brazil		179,721

CHILE 0.1%

INDUSTRIALS 0.1%

Embotelladora Andina SA	857,769	4,270

Total Chile		4,270

RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	31,237	0

Transneft PJSC «	81,000	0

		0

Total Russia		0

Total Preferred Stocks (Cost $149,270)		183,991

REAL ESTATE INVESTMENT TRUSTS 0.4%

MEXICO 0.2%

REAL ESTATE 0.2%

Fibra Uno Administracion SA de CV	2,827,900	4,846

Total Mexico		4,846

44	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)
SOUTH AFRICA 0.2%

REAL ESTATE 0.2%

Growthpoint Properties Ltd. (b)	4,714,731	$4,965

Redefine Properties Ltd.	3,894,988	1,523

		6,488

Total South Africa		6,488

Total Real Estate Investment Trusts (Cost $7,827)		11,334

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (c)	232,428	233

Total Mutual Funds (Cost $232)		233

Total Short-Term Instruments (Cost $232)		233

Total Investments in Securities (Cost $2,391,814)		2,728,756

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

MUTUAL FUNDS (d) 1.3%

PIMCO Government Money Market Fund

3.730% (b)(c)	34,703,044	$34,703

Total Mutual Funds (Cost $34,703)		34,703

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%

PIMCO Short-Term Floating NAV Portfolio III	1,736,453	16,915

Total Short-Term Instruments (Cost $51,617)		51,618

Total Investments in Affiliates (Cost $51,617)		51,618

Total Investments 100.5% (Cost $2,443,431)		$2,780,374

Other Assets and Liabilities, net (0.5)%		(14,273)

Net Assets 100.0%		$2,766,101

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)

Securities with an aggregate market value of $32,143 were out on loan in exchange for $34,703 of cash collateral as of June 30, 2026. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(c)	Coupon represents a 7-Day Yield.
(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(1)
Master Securities Lending Agreement
BZW	$0	$0	$0	$373	$373	$(399)	$(26)
GSC	0	0	0	22,228	22,228	(23,450)	(1,222)
IBD	0	0	0	1,211	1,211	(1,274)	(63)
MBC	0	0	0	5,868	5,868	(6,810)	(942)
MSC	0	0	0	1,016	1,016	(1,122)	(106)
UBS	0	0	0	1,447	1,447	(1,649)	(202)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$32,143

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	45

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$34,703	$0	$0	$0	$34,703

Total Borrowings	$34,703	$0	$0	$0	$34,703

Payable for securities on loan - cash collateral					$34,703

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$487	$0	$0	$487

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(22)	$0	$(22)

	$0	$0	$487	$(22)	$0	$465

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$13,835	$0	$0	$13,835
Consumer Discretionary	30,421	0	0	30,421
Consumer Staples	14,118	0	0	14,118
Financials	19,864	0	0	19,864
Materials	118,763	0	0	118,763
Utilities	1,738	0	0	1,738
Chile
Consumer Staples	8,082	0	0	8,082
Financials	6,605	0	0	6,605
Utilities	6,061	0	0	6,061
China
Communication Services	5,169	15,150	0	20,319
Consumer Discretionary	32,911	37,528	0	70,439
Consumer Staples	1,017	8,991	0	10,008
Energy	0	218,235	0	218,235
Financials	1,731	112,679	0	114,410
Health Care	0	20,013	0	20,013
Industrials	0	77,486	0	77,486
Information Technology	0	152,357	0	152,357
Materials	833	48,511	0	49,344
Real Estate	0	6,613	0	6,613
Utilities	0	6,552	0	6,552
Greece
Communication Services	0	9,060	0	9,060
Energy	7,577	0	0	7,577
Industrials	13,273	0	0	13,273

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Hong Kong
Consumer Discretionary	$3,098	$0	$0	$3,098
Financials	0	4,644	0	4,644
Industrials	0	23,220	0	23,220
Materials	0	872	0	872
Real Estate	0	296	0	296
Utilities	14,475	4,591	0	19,066
India
Communication Services	0	2,989	0	2,989
Consumer Discretionary	0	9,211	0	9,211
Energy	1,478	65,735	0	67,213
Financials	0	23,116	0	23,116
Materials	21,322	46,840	0	68,162
Utilities	1,847	6,273	0	8,120
Indonesia
Communication Services	0	12,493	0	12,493
Consumer Staples	0	4,195	0	4,195
Energy	10,667	11,411	0	22,078
Financials	0	15,451	0	15,451
Health Care	0	232	0	232
Industrials	5,495	0	0	5,495
Materials	0	659	0	659
Utilities	0	3,928	0	3,928
Kuwait
Communication Services	0	620	0	620
Consumer Discretionary	480	0	0	480
Malaysia
Consumer Discretionary	0	879	0	879
Health Care	0	4,802	0	4,802

46	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Mexico
Communication Services	$42,276	$0	$0	$42,276
Consumer Staples	9,718	0	0	9,718
Financials	440	0	0	440
Materials	5,380	0	0	5,380
Philippines
Communication Services	0	577	0	577
Energy	868	0	0	868
Industrials	972	0	0	972
Poland
Communication Services	0	2,318	0	2,318
Energy	0	31,843	0	31,843
Financials	0	7,285	0	7,285
Information Technology	0	444	0	444
Materials	0	656	0	656
Utilities	0	5,221	0	5,221
Qatar
Communication Services	1,828	0	0	1,828
Financials	0	2,764	0	2,764
Russia
Utilities	0	0	1	1
Saudi Arabia
Consumer Discretionary	0	1,229	0	1,229
Energy	0	6,262	0	6,262
Materials	0	1,897	0	1,897
Real Estate	0	545	0	545
Utilities	0	1,330	0	1,330
South Africa
Communication Services	5,684	0	0	5,684
Consumer Discretionary	0	2,734	0	2,734
Consumer Staples	0	1,638	0	1,638
Energy	0	2,901	0	2,901
Financials	13,198	19,486	0	32,684
Materials	282	67,393	0	67,675
South Korea
Communication Services	0	53,627	0	53,627
Consumer Discretionary	0	47,314	0	47,314
Consumer Staples	0	16,023	0	16,023
Financials	0	20,991	0	20,991
Industrials	0	71,464	0	71,464
Information Technology	0	50,411	0	50,411
Materials	0	22,032	0	22,032
Utilities	0	4,810	0	4,810
Taiwan
Consumer Discretionary	0	5,106	0	5,106
Industrials	0	107,342	0	107,342

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Information Technology	$0	$326,951	$0	$326,951
Materials	0	295	0	295
Real Estate	0	618	0	618
Thailand
Consumer Discretionary	0	3,808	0	3,808
Consumer Staples	0	1,373	0	1,373
Energy	4,383	83,994	0	88,377
Financials	0	143,291	0	143,291
Health Care	0	690	0	690
Industrials	0	3,226	0	3,226
Materials	0	15,982	0	15,982
Real Estate	0	3,413	0	3,413
Turkey
Consumer Discretionary	0	285	0	285
Financials	0	6,304	0	6,304
United Arab Emirates
Financials	0	3,190	0	3,190
Materials	0	2,613	0	2,613
Preferred Stocks
Brazil
Banking & Finance	25,557	0	0	25,557
Industrials	55,305	0	0	55,305
Utilities	98,859	0	0	98,859
Chile
Industrials	4,270	0	0	4,270
Real Estate Investment Trusts
Mexico
Real Estate	4,846	0	0	4,846
South Africa
Real Estate	4,965	1,523	0	6,488
Short-Term Instruments
Mutual Funds	233	0	0	233

	$619,924	$2,108,831	$1	$2,728,756

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	34,703	0	0	34,703
Central Funds Used for Cash Management Purposes	16,915	0	0	16,915

	$51,618	$0	$0	$51,618

Total Investments	$671,542	$2,108,831	$1	$2,780,374

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	47

Schedule of Investments	PIMCO RAE Global ex-US Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.9%

MUTUAL FUNDS (a) 99.9%

UNITED STATES 99.9%

PIMCO RAE Emerging Markets Fund	2,414,646	$31,318

PIMCO RAE International Fund	7,347,607	72,300

Total Mutual Funds (Cost $79,981)		103,618

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	1,109	$11
Total Short-Term Instruments (Cost $11)		11

Total Investments in Affiliates (Cost $79,992)		103,629

Total Investments 99.9% (Cost $79,992)		$103,629

Other Assets and Liabilities, net 0.1%		142

Net Assets 100.0%		$103,771

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Mutual Funds
United States	$103,618	$0	$0	$103,618

Short-Term Instruments
Central Funds Used for Cash Management Purposes	11	0	0	11

Total Investments	$103,629	$0	$0	$103,629

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

48	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE International Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5%

COMMON STOCKS 98.3%

AUSTRALIA 2.2%

CONSUMER DISCRETIONARY 0.0%

JB Hi-Fi Ltd.	2,198	$122

ENERGY 0.3%

Ampol Ltd.	62,846	1,423

INDUSTRIALS 0.4%

Aurizon Holdings Ltd.	270,462	782

Downer EDI Ltd.	135,488	755

		1,537

MATERIALS 1.0%

BHP Group Ltd.	22,105	921

BlueScope Steel Ltd.	55,158	1,220

Fortescue Ltd.	137,132	1,825

Rio Tinto Ltd.	2,633	317

Sims Ltd.	20,454	392

		4,675

UTILITIES 0.5%

AGL Energy Ltd.	386,228	2,235

Total Australia		9,992

AUSTRIA 2.0%

ENERGY 0.8%

OMV AG	57,343	3,604

FINANCIALS 0.4%

Raiffeisen Bank International AG	31,037	1,984

INFORMATION TECHNOLOGY 0.3%

ams-OSRAM AG (a)	57,059	1,237

MATERIALS 0.5%

voestalpine AG	47,198	2,205

Total Austria		9,030

BELGIUM 0.9%

COMMUNICATION SERVICES 0.2%

Proximus SADP	126,130	843

CONSUMER STAPLES 0.1%

Colruyt Group NV	4,918	202

MATERIALS 0.6%

Bekaert SA	13,736	614

Umicore SA	98,659	2,289

		2,903

Total Belgium		3,948

CANADA 9.3%

COMMUNICATION SERVICES 0.8%

BCE, Inc.	165,100	3,556

CONSUMER DISCRETIONARY 2.6%

BRP, Inc.	13,300	812

Magna International, Inc.	167,467	11,012

		11,824

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.3%

Empire Co. Ltd. Class A	40,600	$1,422

ENERGY 2.8%

Suncor Energy, Inc.	234,400	12,610

FINANCIALS 0.1%

Onex Corp.	6,910	517

INDUSTRIALS 0.2%

Finning International, Inc.	12,300	869

INFORMATION TECHNOLOGY 0.3%

Open Text Corp.	63,100	1,397

MATERIALS 2.1%

Canfor Corp. (a)	27,200	258

Nutrien Ltd.	99,200	6,250

West Fraser Timber Co. Ltd.	44,000	2,979

		9,487

UTILITIES 0.1%

Atco Ltd. Class I	9,581	501

Total Canada		42,183

DENMARK 4.2%

HEALTH CARE 0.1%

H Lundbeck AS	35,780	232

H Lundbeck AS Class A	315	2

		234

INDUSTRIALS 4.1%

AP Moller - Maersk AS Class B	7,523	17,871

D/S Norden AS	22,005	926

		18,797

Total Denmark		19,031

FINLAND 2.1%

ENERGY 0.4%

Neste OYJ	56,958	1,860

FINANCIALS 0.9%

Sampo OYJ Class A	394,583	4,144

MATERIALS 0.4%

Outokumpu OYJ	275,819	1,588

UTILITIES 0.4%

Fortum OYJ	86,716	2,006

Total Finland		9,598

FRANCE 2.4%

CONSUMER DISCRETIONARY 1.2%

Cie Generale des Etablissements Michelin SCA	27,991	1,081

Valeo SE	314,295	4,619

		5,700

CONSUMER STAPLES 0.5%

Carrefour SA	111,442	2,069

	SHARES	MARKET VALUE (000S)
ENERGY 0.7%

TotalEnergies SE	41,167	$3,183

Total France		10,952

GERMANY 6.4%

CONSUMER DISCRETIONARY 0.2%

Mercedes-Benz Group AG	17,997	905

HEALTH CARE 5.2%

Bayer AG	407,362	22,531

Fresenius Medical Care AG	24,144	1,093

		23,624

INDUSTRIALS 0.2%

Deutsche Post AG	8,245	501

Hapag-Lloyd AG	2,400	306

		807

MATERIALS 0.8%

BASF SE	69,111	3,694

thyssenkrupp AG	14,110	168

		3,862

Total Germany		29,198

HONG KONG 3.7%

CONSUMER DISCRETIONARY 0.3%

Skyworth Group Ltd. (a)	1,196,215	645

Yue Yuen Industrial Holdings Ltd.	605,000	946

		1,591

CONSUMER STAPLES 0.8%

WH Group Ltd.	3,496,000	3,707

INDUSTRIALS 0.6%

Cathay Pacific Airways Ltd.	106,000	176

CTF Services Ltd.	64,000	63

Hutchison Port Holdings Trust	1,762,500	301

Jardine Matheson Holdings Ltd.	1,600	99

SITC International Holdings Co. Ltd.	129,000	517

Swire Pacific Ltd. Class A	147,500	1,541

		2,697

INFORMATION TECHNOLOGY 0.6%

Kingboard Holdings Ltd.	180,500	2,735

REAL ESTATE 1.3%

CK Asset Holdings Ltd.	427,000	2,412

Hopson Development Holdings Ltd. (a)	132,800	22

Kerry Properties Ltd.	169,500	392

New World Development Co. Ltd. (a)	1,118,000	906

Sun Hung Kai Properties Ltd.	70,500	1,015

Wharf Holdings Ltd.	206,000	476

Wharf Real Estate Investment Co. Ltd.	201,000	549

		5,772

UTILITIES 0.1%

China Gas Holdings Ltd.	567,000	375

Total Hong Kong		16,877

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
ISRAEL 1.9%

ENERGY 0.2%

Oil Refineries Ltd.	1,448,123	$767

		767

FINANCIALS 0.2%

Plus500 Ltd.	15,269	969

HEALTH CARE 0.0%

Inmode Ltd. (a)	12,760	187

INDUSTRIALS 1.3%

ZIM Integrated Shipping Services Ltd.	221,790	5,766

MATERIALS 0.2%

ICL Group Ltd.	151,464	760

Israel Corp. Ltd.	516	132

		892

Total Israel		8,581

ITALY 1.3%

COMMUNICATION SERVICES 0.8%

Telecom Italia SpA (a)	395,434	3,600

ENERGY 0.2%

Eni SpA	30,202	709

UTILITIES 0.3%

Enel SpA	132,445	1,519

Total Italy		5,828

JAPAN 23.9%

COMMUNICATION SERVICES 1.6%

Hakuhodo DY Holdings, Inc.	50,900	361

NTT, Inc.	7,134,700	6,346

Square Enix Holdings Co. Ltd.	38,500	572

		7,279

CONSUMER DISCRETIONARY 3.8%

Aisin Corp.	114,200	1,551

Bandai Namco Holdings, Inc.	6,700	155

Denso Corp.	22,000	253

EDION Corp.	56,500	785

Honda Motor Co. Ltd.	35,700	322

Isuzu Motors Ltd.	164,500	2,191

Izumi Co. Ltd.	49,000	290

JTEKT Corp.	59,800	742

K’s Holdings Corp.	105,500	1,238

Koito Manufacturing Co. Ltd.	13,600	215

Mazda Motor Corp.	318,800	2,132

Mitsubishi Motors Corp. (b)	251,600	487

PALTAC Corp.	10,500	430

Sharp Corp. (a)(b)	189,900	764

Shimamura Co. Ltd.	27,600	568

Sumitomo Rubber Industries Ltd.	64,600	836

Tokai Rika Co. Ltd.	14,000	257

Toyoda Gosei Co. Ltd.	34,400	1,091

Toyota Boshoku Corp.	44,000	579

TS Tech Co. Ltd.	14,500	155

Yamada Holdings Co. Ltd.	506,100	2,052

Yamaha Corp.	37,800	268

		17,361

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 1.5%

Arcs Co. Ltd.	10,000	$209

Coca-Cola Bottlers Japan Holdings, Inc.	18,900	499

Itoham Yonekyu Holdings, Inc.	14,680	424

MatsukiyoCocokara & Co.	64,100	947

Megmilk Snow Brand Co. Ltd.	7,200	161

MEIJI Holdings Co. Ltd.	118,200	2,746

Nichirei Corp.	42,900	574

Sugi Holdings Co. Ltd.	16,200	315

Sundrug Co. Ltd.	3,900	91

Tsuruha Holdings, Inc.	44,410	562

United Super Markets Holdings, Inc.	26,800	132

		6,660

FINANCIALS 2.9%

Japan Post Holdings Co. Ltd.	856,300	11,510

Mitsubishi HC Capital, Inc.	30,500	248

Sompo Holdings, Inc.	42,200	1,603

		13,361

HEALTH CARE 1.1%

Alfresa Holdings Corp.	63,600	853

Medipal Holdings Corp.	65,900	1,068

Ono Pharmaceutical Co. Ltd.	75,000	1,102

Santen Pharmaceutical Co. Ltd.	58,000	761

Suzuken Co. Ltd.	33,500	1,021

Toho Holdings Co. Ltd.	6,000	144

		4,949

INDUSTRIALS 5.3%

AGC, Inc.	108,100	4,671

Amada Co. Ltd.	70,000	1,289

COMSYS Holdings Corp.	36,500	1,232

Dai Nippon Printing Co. Ltd.	114,800	2,107

EXEO Group, Inc.	28,200	482

MISUMI Group, Inc.	38,500	959

Nagase & Co. Ltd.	48,400	350

Nippon Express Holdings, Inc.	63,200	1,969

NSK Ltd.	96,300	681

Persol Holdings Co. Ltd.	862,700	1,313

Recruit Holdings Co. Ltd.	37,700	2,623

Sankyu, Inc.	14,600	778

Seino Holdings Co. Ltd.	61,000	988

Sekisui Chemical Co. Ltd.	53,900	864

SG Holdings Co. Ltd.	153,100	1,453

Sumitomo Heavy Industries Ltd.	20,300	641

TOPPAN Holdings, Inc.	5,100	162

Yamato Holdings Co. Ltd.	143,800	1,627

		24,189

INFORMATION TECHNOLOGY 3.5%

Alps Alpine Co. Ltd.	104,800	1,330

Brother Industries Ltd.	101,400	2,307

Canon Marketing Japan, Inc.	27,700	590

Canon, Inc.	23,750	608

Fujitsu Ltd.	294,900	5,860

Konica Minolta, Inc.	249,600	852

Macnica Holdings, Inc.	9,600	188

Ricoh Co. Ltd.	76,300	665

Seiko Epson Corp.	169,500	2,837

Trend Micro, Inc.	18,200	674

		15,911

	SHARES	MARKET VALUE (000S)
MATERIALS 3.1%

Daicel Corp.	33,100	$281

Daido Steel Co. Ltd.	18,000	309

Denka Co. Ltd.	34,300	925

Dowa Holdings Co. Ltd.	13,500	729

JFE Holdings, Inc.	13,400	129

Kaneka Corp.	9,200	324

Kansai Paint Co. Ltd.	23,700	388

Kuraray Co. Ltd.	29,000	299

Mitsubishi Chemical Group Corp.	645,400	4,529

Mitsui Chemicals, Inc.	49,900	662

Nippon Paper Industries Co. Ltd.	39,400	310

Nippon Shokubai Co. Ltd.	61,600	794

Nippon Steel Corp.	55,600	184

Sumitomo Chemical Co. Ltd.	460,600	1,470

Teijin Ltd.	40,800	411

Tosoh Corp.	39,300	714

Toyo Seikan Group Holdings Ltd.	53,700	1,356

Zeon Corp.	8,200	120

		13,934

REAL ESTATE 0.4%

Daito Trust Construction Co. Ltd.	103,200	1,972

UTILITIES 0.7%

Electric Power Development Co. Ltd. Class C	52,500	1,186

Toho Gas Co. Ltd.	30,400	228

Tohoku Electric Power Co., Inc.	78,400	515

Tokyo Gas Co. Ltd.	26,000	985

		2,914

Total Japan		108,530

LUXEMBOURG 2.4%

MATERIALS 2.4%

ArcelorMittal SA	185,043	11,157

Total Luxembourg		11,157

NETHERLANDS 7.5%

CONSUMER DISCRETIONARY 1.4%

Stellantis NV	1,097,368	6,269

CONSUMER STAPLES 3.6%

JBS NV Class A	93,025	1,102

Koninklijke Ahold Delhaize NV	378,519	15,233

		16,335

HEALTH CARE 0.5%

Koninklijke Philips NV	87,643	2,383

INDUSTRIALS 1.1%

Randstad NV	111,429	3,218

Signify NV	107,319	2,049

		5,267

MATERIALS 0.9%

Akzo Nobel NV	59,825	4,068

Total Netherlands		34,322

50	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)
NEW ZEALAND 0.1%

COMMUNICATION SERVICES 0.1%

Spark New Zealand Ltd.	202,683	$216

INDUSTRIALS 0.0%

Fletcher Building Ltd. (a)	98,070	189

Total New Zealand		405

NORWAY 4.3%

COMMUNICATION SERVICES 0.3%

Telenor ASA	85,221	1,221

ENERGY 3.2%

Aker Solutions ASA	46,280	208

Equinor ASA	433,460	13,668

Frontline PLC	24,435	850

		14,726

INDUSTRIALS 0.1%

Hoegh Autoliners ASA	23,685	347

Wallenius Wilhelmsen ASA	18,748	249

		596

MATERIALS 0.7%

Elkem ASA	65,714	213

Yara International ASA	68,978	3,033

		3,246

Total Norway		19,789

RUSSIA 0.0%

MATERIALS 0.0%

Evraz PLC «	238,175	0

Total Russia		0

SINGAPORE 0.7%

COMMUNICATION SERVICES 0.2%

JOYY, Inc.	17,391	1,148

ENERGY 0.1%

Hafnia Ltd.	69,756	456

INDUSTRIALS 0.2%

ComfortDelGro Corp. Ltd.	538,200	558

Jardine Cycle & Carriage Ltd.	6,600	137

		695

INFORMATION TECHNOLOGY 0.1%

Venture Corp. Ltd.	19,300	256

REAL ESTATE 0.1%

UOL Group Ltd.	78,600	579

Total Singapore		3,134

SPAIN 3.6%

COMMUNICATION SERVICES 1.1%

Telefonica SA	1,186,177	4,767

	SHARES	MARKET VALUE (000S)
ENERGY 1.8%

Repsol SA	324,872	$8,117

FINANCIALS 0.3%

Mapfre SA	257,679	1,276

UTILITIES 0.4%

Endesa SA (b)	44,458	2,020

Total Spain		16,180

SWEDEN 1.9%

COMMUNICATION SERVICES 0.2%

Tele2 AB Class B	45,185	786

CONSUMER DISCRETIONARY 0.3%

Electrolux AB Class B (a)(b)	415,008	1,315

INDUSTRIALS 0.5%

Husqvarna AB Class B	169,256	658

Intrum AB (a)(b)	48,425	17

Peab AB Class B	46,005	432

SKF AB Class B	44,426	1,141

		2,248

INFORMATION TECHNOLOGY 0.1%

Telefonaktiebolaget LM Ericsson Class B	27,129	304

MATERIALS 0.8%

SSAB AB Class A	332,241	3,082

SSAB AB Class B	90,881	840

		3,922

Total Sweden		8,575

SWITZERLAND 1.9%

HEALTH CARE 0.8%

Roche Holding AG	9,796	4,027

INDUSTRIALS 1.0%

Adecco Group AG	155,544	2,870

Kuehne & Nagel International AG	6,851	1,663

		4,533

MATERIALS 0.1%

Glencore PLC	40,262	274

Total Switzerland		8,834

UNITED KINGDOM 15.6%

COMMUNICATION SERVICES 3.8%

Vodafone Group PLC	13,071,481	17,301

CONSUMER DISCRETIONARY 1.3%

Currys PLC	734,408	1,555

Kingfisher PLC	1,091,323	4,097

		5,652

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 2.6%

British American Tobacco PLC	111,331	$6,890

Imperial Brands PLC	96,469	3,565

J Sainsbury PLC	357,758	1,518

		11,973

ENERGY 0.5%

Shell PLC	60,853	2,365

FINANCIALS 1.6%

Aberdeen Group PLC	768,301	2,428

HSBC Holdings PLC	30,252	572

M&G PLC	968,092	4,319

		7,319

HEALTH CARE 4.5%

GSK PLC	776,493	20,385

INDUSTRIALS 0.0%

Stolt-Nielsen Ltd.	4,251	125

MATERIALS 0.6%

Johnson Matthey PLC	59,943	1,505

Mondi PLC	65,910	598

Rio Tinto PLC	6,971	660

		2,763

UTILITIES 0.7%

Centrica PLC	1,295,015	2,935

Total United Kingdom		70,818

Total Common Stocks (Cost $346,252)		446,962

PREFERRED STOCKS 0.1%

GERMANY 0.1%

INDUSTRIALS 0.1%

Volkswagen AG	4,711	378

Total Preferred Stocks (Cost $504)		378

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (c)	313,960	314

Total Mutual Funds (Cost $314)		314

Total Short-Term Instruments (Cost $314)		314

Total Investments in Securities (Cost $347,070)		447,654

INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

MUTUAL FUNDS (d) 0.5%

PIMCO Government Money Market Fund
3.730% (b)(c)	2,607,956	2,608

Total Mutual Funds (Cost $2,608)		2,608

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	186,211	$1,814

Total Short-Term Instruments (Cost $4,422)		4,422

Total Investments in Affiliates (Cost $4,422)		4,422

Total Investments 99.4% (Cost $351,492)		$452,076

Other Assets and Liabilities, net 0.6%		2,681

Net Assets 100.0%		$454,757

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)

Securities with an aggregate market value of $2,378 were out on loan in exchange for $2,608 of cash collateral as of June 30, 2026. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(c)	Coupon represents a 7-Day Yield.
(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Securities out on loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(1)
Master Securities Lending Agreement
BMO	$0	$0	$0	$305	$305	$(321)	$(16)
GSC	0	0	0	1,094	1,094	(1,152)	(58)
MBC	0	0	0	16	16	(103)	(87)
MSC	0	0	0	425	425	(453)	(28)
BSN	0	0	0	538	538	(580)	(42)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$2,378

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$2,608	$0	$0	$0	$2,608

Total Borrowings	$2,608	$0	$0	$0	$2,608

Payable for securities on loan - cash collateral					$2,608

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

52	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$2	$0	$0	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(48)	$0	$(48)

	$0	$0	$2	$(48)	$0	$(46)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$122	$0	$122
Energy	0	1,423	0	1,423
Industrials	0	1,537	0	1,537
Materials	0	4,675	0	4,675
Utilities	0	2,235	0	2,235
Austria
Energy	0	3,604	0	3,604
Financials	0	1,984	0	1,984
Information Technology	0	1,237	0	1,237
Materials	0	2,205	0	2,205
Belgium
Communication Services	0	843	0	843
Consumer Staples	0	202	0	202
Materials	0	2,903	0	2,903
Canada
Communication Services	3,556	0	0	3,556
Consumer Discretionary	11,824	0	0	11,824
Consumer Staples	1,422	0	0	1,422
Energy	12,610	0	0	12,610
Financials	517	0	0	517
Industrials	869	0	0	869
Information Technology	1,397	0	0	1,397
Materials	9,487	0	0	9,487
Utilities	501	0	0	501
Denmark
Health Care	0	234	0	234
Industrials	17,871	926	0	18,797
Finland
Energy	0	1,860	0	1,860
Financials	0	4,144	0	4,144
Materials	0	1,588	0	1,588
Utilities	0	2,006	0	2,006
France
Consumer Discretionary	0	5,700	0	5,700
Consumer Staples	0	2,069	0	2,069
Energy	0	3,183	0	3,183
Germany
Consumer Discretionary	0	905	0	905
Health Care	0	23,624	0	23,624
Industrials	306	501	0	807
Materials	0	3,862	0	3,862
Hong Kong
Consumer Discretionary	0	1,591	0	1,591

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Consumer Staples	$0	$3,707	$0	$3,707
Industrials	301	2,396	0	2,697
Information Technology	0	2,735	0	2,735
Real Estate	22	5,750	0	5,772
Utilities	0	375	0	375
Israel
Energy	767	0	0	767
Financials	969	0	0	969
Health Care	187	0	0	187
Industrials	5,766	0	0	5,766
Materials	0	892	0	892
Italy
Communication Services	0	3,600	0	3,600
Energy	0	709	0	709
Utilities	0	1,519	0	1,519
Japan
Communication Services	0	7,279	0	7,279
Consumer Discretionary	0	17,361	0	17,361
Consumer Staples	1,600	5,060	0	6,660
Financials	0	13,361	0	13,361
Health Care	0	4,949	0	4,949
Industrials	1,313	22,876	0	24,189
Information Technology	0	15,911	0	15,911
Materials	0	13,934	0	13,934
Real Estate	0	1,972	0	1,972
Utilities	0	2,914	0	2,914
Luxembourg
Materials	0	11,157	0	11,157
Netherlands
Consumer Discretionary	0	6,269	0	6,269
Consumer Staples	16,335	0	0	16,335
Health Care	0	2,383	0	2,383
Industrials	0	5,267	0	5,267
Materials	0	4,068	0	4,068
New Zealand
Communication Services	216	0	0	216
Industrials	0	189	0	189
Norway
Communication Services	1,221	0	0	1,221
Energy	850	13,876	0	14,726
Industrials	596	0	0	596
Materials	0	3,246	0	3,246
Singapore
Communication Services	1,148	0	0	1,148
Energy	456	0	0	456
Industrials	0	695	0	695
Information Technology	0	256	0	256
Real Estate	0	579	0	579

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Spain
Communication Services	$0	$4,767	$0	$4,767
Energy	0	8,117	0	8,117
Financials	0	1,276	0	1,276
Utilities	0	2,020	0	2,020
Sweden
Communication Services	0	786	0	786
Consumer Discretionary	0	1,315	0	1,315
Industrials	0	2,248	0	2,248
Information Technology	0	304	0	304
Materials	0	3,922	0	3,922
Switzerland
Health Care	0	4,027	0	4,027
Industrials	0	4,533	0	4,533
Materials	0	274	0	274
United Kingdom
Communication Services	0	17,301	0	17,301
Consumer Discretionary	1,555	4,097	0	5,652
Consumer Staples	0	11,973	0	11,973
Energy	0	2,365	0	2,365
Financials	0	7,319	0	7,319

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Health Care	$0	$20,385	$0	$20,385
Industrials	0	125	0	125
Materials	0	2,763	0	2,763
Utilities	2,935	0	0	2,935
Preferred Stocks
Germany
Industrials	0	378	0	378
Short-Term Instruments
Mutual Funds	314	0	0	314

	$96,911	$350,743	$0	$447,654

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	2,608	0	0	2,608
Central Funds Used for Cash Management Purposes	1,814	0	0	1,814

	$4,422	$0	$0	$4,422

Total Investments	$101,333	$350,743	$0	$452,076

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

54	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE US Fund	June 30, 2026

(Amounts in thousands*, except number of Shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

COMMON STOCKS 98.5%

IRELAND 0.0%

INFORMATION TECHNOLOGY 0.0%

Accenture PLC Class A	4,035	$502

Total Ireland		502

UNITED STATES 98.5%

COMMUNICATION SERVICES 7.0%

Alphabet, Inc. Class A	36,070	12,890

Charter Communications, Inc. Class A (a)	129,628	18,434

Comcast Corp. Class A	92,205	2,264

Electronic Arts, Inc.	38,451	7,884

Fox Corp. Class A	148,480	7,745

Lumen Technologies, Inc. (a)	1,439,009	11,051

Nexstar Media Group, Inc.	7,308	1,305

Sirius XM Holdings, Inc.	146,232	4,320

Verizon Communications, Inc.	34,806	1,474

Warner Bros Discovery, Inc. (a)	1,075,307	28,668

		96,035

CONSUMER DISCRETIONARY 7.7%

Advance Auto Parts, Inc. (b)	62,685	3,900

AutoNation, Inc. (a)	20,195	3,752

Best Buy Co., Inc.	289,171	21,942

eBay, Inc.	215,617	24,095

Ford Motor Co.	87,631	1,218

General Motors Co.	27,211	2,098

Kohl’s Corp.	502,658	8,907

Lear Corp.	9,284	1,245

Lowe’s Cos., Inc.	15,592	3,438

Macy’s, Inc.	403,996	9,514

MGM Resorts International (a)	167,487	8,008

Newell Brands, Inc.	500,432	3,073

NIKE, Inc. Class B	14,618	600

PVH Corp.	59,846	4,444

Tapestry, Inc.	14,476	2,119

VF Corp.	261,221	4,357

Whirlpool Corp.	71,643	2,824

		105,534

CONSUMER STAPLES 7.4%

Altria Group, Inc.	228,401	16,434

Archer-Daniels-Midland Co.	233,795	17,862

Dollar General Corp.	154,984	17,840

Dollar Tree, Inc. (a)	97,559	11,800

Kroger Co.	362,262	20,116

Target Corp.	139,260	18,189

		102,241

ENERGY 14.1%

APA Corp.	235,738	7,678

Chevron Corp.	217,196	36,003

EOG Resources, Inc.	22,699	2,945

Exxon Mobil Corp.	15,161	2,073

HF Sinclair Corp.	108,226	7,538

Marathon Petroleum Corp.	239,770	61,302

PBF Energy, Inc. Class A	202,732	9,228

Phillips 66	26,314	4,448

Valero Energy Corp.	235,632	61,368

World Kinect Corp.	37,345	1,230

		193,813

	SHARES	MARKET VALUE (000S)
FINANCIALS 10.6%

Aflac, Inc.	3,360	$394

Ally Financial, Inc.	265,834	12,215

American Financial Group, Inc.	32,657	4,570

American International Group, Inc.	126,116	9,399

Fidelity National Information Services, Inc.	88,564	3,443

First American Financial Corp.	32,381	2,221

Fiserv, Inc. (a)	117,389	5,758

Franklin Resources, Inc.	205,650	6,842

Global Payments, Inc.	50,536	3,667

Invesco Ltd.	274,440	7,242

Old Republic International Corp.	35,219	1,441

OneMain Holdings, Inc.	120,055	7,320

PayPal Holdings, Inc.	799,863	34,538

Synchrony Financial	339,430	25,814

T. Rowe Price Group, Inc.	172,196	19,577

Wells Fargo & Co.	15,907	1,315

		145,756

HEALTH CARE 13.7%

Align Technology, Inc. (a)	27,516	4,641

Amgen, Inc.	2,512	910

Bristol-Myers Squibb Co.	841,874	48,509

Cigna Group	15,316	4,222

DaVita, Inc. (a)	21,361	4,752

Gilead Sciences, Inc.	153,169	19,351

Humana, Inc.	105,751	42,006

Johnson & Johnson	106,988	27,172

Labcorp Holdings, Inc.	19,581	5,483

Merck & Co., Inc.	19,018	2,444

Moderna, Inc. (a)	186,974	13,094

Pfizer, Inc.	92,008	2,216

Solventum Corp. (a)	37,255	2,874

UnitedHealth Group, Inc.	6,555	2,724

Universal Health Services, Inc. Class B	43,389	6,452

Viatris, Inc.	148,759	2,362

		189,212

INDUSTRIALS 9.2%

3M Co.	143,908	23,300

Avis Budget Group, Inc. (a)	24,290	3,591

Builders FirstSource, Inc. (a)	65,219	5,836

CH Robinson Worldwide, Inc.	39,247	7,392

CSX Corp.	427,712	20,329

Expeditors International of Washington, Inc.	74,192	12,092

FedEx Corp.	3,198	1,001

Fedex Freight Holding Co., Inc. (a)	1,599	241

Ferguson Enterprises, Inc.	23,917	5,676

Hertz Global Holdings, Inc. (a)(b)	248,689	563

Leidos Holdings, Inc.	7,080	729

Lockheed Martin Corp.	64,538	32,880

ManpowerGroup, Inc.	139,887	4,724

Robert Half, Inc.	195,000	5,986

Ryder System, Inc.	5,201	1,372

United Parcel Service, Inc. Class B	7,335	789

		126,501

INFORMATION TECHNOLOGY 22.7%

Adobe, Inc. (a)	87,055	17,848

Akamai Technologies, Inc. (a)	61,645	7,287

	SHARES	MARKET VALUE (000S)

Amdocs Ltd.	91,819	$4,641

Apple, Inc.	28,049	8,116

Applied Materials, Inc.	24,695	17,854

Arrow Electronics, Inc. (a)	58,443	12,472

Avnet, Inc.	100,836	8,956

Cisco Systems, Inc.	650,550	76,414

Cognizant Technology Solutions Corp. Class A	163,228	6,322

DXC Technology Co. (a)	230,897	2,043

Gen Digital, Inc.	105,144	2,617

Hewlett Packard Enterprise Co.	443,239	19,995

HP, Inc.	1,357,277	29,779

Ingram Micro Holding Corp.	19,072	523

Jabil, Inc.	24,823	9,569

Lam Research Corp.	81,622	35,369

Microchip Technology, Inc.	65,631	5,986

Microsoft Corp.	16,464	6,141

NetApp, Inc.	54,436	8,425

Qorvo, Inc. (a)	83,619	7,799

QUALCOMM, Inc.	34,433	6,363

Salesforce, Inc.	7,290	1,142

Skyworks Solutions, Inc.	120,440	8,166

TD SYNNEX Corp.	8,822	2,358

Teradyne, Inc.	12,418	6,008

		312,193

MATERIALS 4.5%

Celanese Corp.	28,481	1,310

CF Industries Holdings, Inc.	75,330	8,155

Cleveland-Cliffs, Inc. (a)	297,953	2,798

Dow, Inc.	28,268	774

DuPont de Nemours, Inc.	9,636	1,307

Eastman Chemical Co.	24,087	1,613

FMC Corp.	53,151	611

Huntsman Corp.	299,507	3,181

LyondellBasell Industries NV Class A	71,820	3,781

Mosaic Co.	370,978	7,861

Nucor Corp.	30,531	6,801

Olin Corp.	170,954	3,388

Reliance, Inc.	16,106	6,017

Steel Dynamics, Inc.	62,933	14,441

		62,038

REAL ESTATE 0.5%

Jones Lang LaSalle, Inc.	23,466	7,273

UTILITIES 1.1%

Duke Energy Corp.	5,179	655

Evergy, Inc.	87,663	7,577

PPL Corp.	114,139	4,149

UGI Corp.	60,128	2,077

		14,458

Total United States		1,355,054

Total Common Stocks (Cost $980,868)		1,355,556

REAL ESTATE INVESTMENT TRUSTS 1.3%

UNITED STATES 1.3%

REAL ESTATE 1.3%

Host Hotels & Resorts, Inc.	235,123	5,575

Weyerhaeuser Co.	495,735	11,868

		17,443

Total Real Estate Investment Trusts (Cost $16,638)		17,443

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

Schedule of Investments	PIMCO RAE US Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (c)	219,540	$220

Total Mutual Funds (Cost $220)		220

Total Short-Term Instruments (Cost $220)		220

Total Investments in Securities (Cost $997,726)		1,373,219

INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.3%

PIMCO Government Money Market Fund
3.730% (b)(c)	4,123,540	4,123

Total Mutual Funds (Cost $4,123)		4,123

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	404,742	$3,943

Total Short-Term Instruments (Cost $8,066)		8,066

Total Investments in Affiliates (Cost $8,066)		8,066

Total Investments 100.4% (Cost $1,005,792)		$1,381,285

Other Assets and Liabilities, net (0.4)%		(5,050)

Net Assets 100.0%		$1,376,235

NOTES TO SCHEDULE OF INVESTMENTS:

*   A zero balance may reflect actual amounts rounding to less than one thousand.

(a)   Security did not produce income within the last twelve months.

(b)   Securities with an aggregate market value of $4,040 were out on loan in exchange for $4,124 of cash collateral as of June 30, 2026. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(c)   Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(1)
Master Securities Lending Agreement
BPG	$0	$0	$0	$67	$67	$(70)	$(3)
GSP	0	0	0	3,470	3,470	(3,540)	(70)
MSC	0	0	0	503	503	(514)	(11)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$4,040

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$4,124	$0	$0	$0	$4,124

Total Borrowings	$4,124	$0	$0	$0	$4,124

Payable for securities on loan - cash collateral					$4,124

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

56	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$723	$0	$0	$723

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Common Stocks
Ireland
Information Technology	$502	$0	$0	$502
United States
Communication Services	96,035	0	0	96,035
Consumer Discretionary	105,534	0	0	105,534
Consumer Staples	102,241	0	0	102,241
Energy	193,813	0	0	193,813
Financials	145,756	0	0	145,756
Health Care	189,212	0	0	189,212
Industrials	126,501	0	0	126,501
Information Technology	312,193	0	0	312,193
Materials	62,038	0	0	62,038
Real Estate	7,273	0	0	7,273
Utilities	14,458	0	0	14,458

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Real Estate Investment Trusts
United States
Real Estate	$17,443	$0	$0	$17,443
Short-Term Instruments
Mutual Funds	220	0	0	220

	$1,373,219	$0	$0	$1,373,219

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	4,123	0	0	4,123
Central Funds Used for Cash Management Purposes	3,943	0	0	3,943

	$8,066	$0	$0	$8,066

Total Investments	$1,381,285	$0	$0	$1,381,285

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	57

Schedule of Investments	PIMCO RAE US Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%

COMMON STOCKS 93.5%

BERMUDA 0.1%

ENERGY 0.0%

Teekay Corp. Ltd.	44,370	$444

FINANCIALS 0.1%

Assured Guaranty Ltd.	22,527	1,806

Everest Group Ltd.	6,122	2,187

		3,993

Total Bermuda		4,437

IRELAND 2.4%

CONSUMER DISCRETIONARY 0.2%

Aptiv PLC (a)	95,459	5,859

HEALTH CARE 2.2%

ICON PLC (a)	28,587	4,966

Jazz Pharmaceuticals PLC (a)	328,867	79,247

		84,213

INDUSTRIALS 0.0%

Cimpress PLC (a)	9,058	921

Total Ireland		90,993

MONACO 0.2%

ENERGY 0.2%

Scorpio Tankers, Inc.	83,718	5,798

Total Monaco		5,798

PUERTO RICO 0.0%

FINANCIALS 0.0%

Popular, Inc.	10,897	1,789

Total Puerto Rico		1,789

UNITED KINGDOM 1.1%

CONSUMER DISCRETIONARY 1.0%

Capri Holdings Ltd. (a)	2,059,866	38,252

INDUSTRIALS 0.1%

CNH Industrial NV	313,277	3,518

Total United Kingdom		41,770

UNITED STATES 89.7%

COMMUNICATION SERVICES 4.4%

AMC Global Media, Inc. (a)	217,060	2,166

Angi, Inc. (a)	235,517	1,401

Cable One, Inc.	11,951	635

Cargurus, Inc. (a)	149,576	5,099

Gray Media, Inc.	741,707	2,945

John Wiley & Sons, Inc. Class A	265,778	12,893

Liberty Latin America Ltd. Class C (a)	1,521,409	11,852

Lumen Technologies, Inc. (a)	937,847	7,203

News Corp. Class A	68,756	1,707

Nexstar Media Group, Inc.	319,912	57,133

Scholastic Corp. (b)	355,559	16,356

	SHARES	MARKET VALUE (000S)

Sinclair, Inc.	183,578	$2,616

Sirius XM Holdings, Inc.	82,977	2,451

Telephone & Data Systems, Inc.	87,316	3,231

Yelp, Inc. (a)	973,729	23,876

Ziff Davis, Inc. (a)	294,804	15,439

		167,003

CONSUMER DISCRETIONARY 15.7%

Academy Sports & Outdoors, Inc.	620,678	29,253

Adient PLC (a)	676,112	12,427

ADT, Inc.	300,085	1,951

American Eagle Outfitters, Inc.	85,661	1,473

AutoNation, Inc. (a)	16,139	2,998

Bloomin’ Brands, Inc.	202,251	1,849

BorgWarner, Inc.	72,502	4,814

Boyd Gaming Corp.	83,758	7,398

Brunswick Corp.	479,544	40,397

Buckle, Inc.	19,486	822

Caleres, Inc.	119,797	1,482

Carter’s, Inc.	1,221,217	50,265

Columbia Sportswear Co.	222,119	13,731

Covista, Inc. (a)	35,481	4,423

Cracker Barrel Old Country Store, Inc. (b)	671,976	35,816

Cricut, Inc. Class A	151,513	665

Crocs, Inc. (a)	61,973	7,476

Dana, Inc.	48,742	1,326

Dauch Corp. (a)	229,008	1,241

Designer Brands, Inc. Class A (b)	607,020	3,539

Dillard’s, Inc. Class A	105,064	55,518

Etsy, Inc. (a)	454,476	34,236

G-III Apparel Group Ltd.	268,345	9,046

Genesco, Inc. (a)	122,007	4,120

Gentherm, Inc. (a)	45,703	1,559

Goodyear Tire & Rubber Co. (a)	346,789	2,289

GoPro, Inc. Class A (a)(b)	3,003,540	2,337

Helen of Troy Ltd. (a)	635,139	18,464

Jack in the Box, Inc. (a)(b)	459,621	7,267

Kohl’s Corp.	365,109	6,470

Laureate Education, Inc. (a)	53,614	1,947

LCI Industries	13,931	1,475

Lear Corp.	44,756	6,000

Leggett & Platt, Inc.	1,641,410	19,221

LKQ Corp.	168,413	4,434

MGM Resorts International (a)	108,575	5,191

Mohawk Industries, Inc. (a)	27,828	3,376

Monro, Inc. (b)	304,016	5,202

Murphy USA, Inc.	86,471	46,597

National Vision Holdings, Inc. (a)	562,170	10,687

Newell Brands, Inc.	463,838	2,848

NVR, Inc. (a)	723	4,926

Oxford Industries, Inc. (b)	214,149	7,467

Polaris, Inc.	190,915	13,066

PVH Corp.	41,522	3,083

Sally Beauty Holdings, Inc. (a)	150,240	2,124

Signet Jewelers Ltd.	135,175	11,652

Smith & Wesson Brands, Inc.	324,129	4,875

Sonos, Inc. (a)	914,553	12,374

Sturm Ruger & Co., Inc.	102,534	3,881

Thor Industries, Inc.	41,400	3,112

TopBuild Corp. (a)	5,265	1,867

Upbound Group, Inc.	110,407	2,343

VF Corp.	191,422	3,193

	SHARES	MARKET VALUE (000S)

Victoria’s Secret & Co. (a)	452,330	$37,761

Whirlpool Corp.	90,374	3,563

Winnebago Industries, Inc.	139,274	4,351

Zumiez, Inc. (a)	57,946	1,031

		592,299

CONSUMER STAPLES 1.8%

Albertsons Cos., Inc. Class A	305,775	4,137

Andersons, Inc.	10,894	745

B&G Foods, Inc. (b)	160,000	637

Conagra Brands, Inc.	283,866	3,821

Del Monte Corp.	198,792	5,548

Flowers Foods, Inc.	160,079	1,265

Ingles Markets, Inc. Class A	171,462	15,188

Ingredion, Inc.	21,732	2,058

J.M. Smucker Co.	34,427	3,873

Molson Coors Beverage Co. Class B	83,034	3,235

Nu Skin Enterprises, Inc. Class A	258,143	1,363

Oil-Dri Corp. of America	11,083	1,133

Spectrum Brands Holdings, Inc.	32,253	2,766

United Natural Foods, Inc. (a)	150,478	6,872

Universal Corp.	33,459	1,746

USANA Health Sciences, Inc. (a)	91,741	1,959

Weis Markets, Inc.	162,948	12,760

		69,106

ENERGY 6.0%

APA Corp.	124,025	4,040

CVR Energy, Inc.	609,830	16,795

Delek U.S. Holdings, Inc.	1,199,965	60,970

Dorian LPG Ltd.	123,527	4,296

Helmerich & Payne, Inc.	684,448	22,409

HF Sinclair Corp.	196,692	13,700

International Seaways, Inc.	129,744	9,937

Liberty Energy, Inc.	313,986	8,223

Murphy Oil Corp.	1,235,036	40,213

Nabors Industries Ltd. (a)	73,999	6,217

NOV, Inc.	180,346	3,345

Ovintiv, Inc.	141,332	7,441

Patterson-UTI Energy, Inc.	890,564	8,175

PBF Energy, Inc. Class A	280,291	12,759

Peabody Energy Corp.	225,003	5,202

ProPetro Holding Corp. (a)	216,260	3,101

World Kinect Corp.	58,753	1,935

		228,758

FINANCIALS 14.1%

Acadian Asset Management, Inc.	94,084	6,729

Affiliated Managers Group, Inc.	210,650	71,284

Ally Financial, Inc.	300,586	13,812

American Financial Group, Inc.	36,464	5,103

BankUnited, Inc.	26,413	1,280

Bread Financial Holdings, Inc.	786,082	85,172

CNO Financial Group, Inc.	568,663	28,990

Corebridge Financial, Inc.	204,884	5,866

Credit Acceptance Corp. (a)	7,586	4,830

Employers Holdings, Inc.	120,147	6,065

Encore Capital Group, Inc. (a)	232,951	21,732

Euronet Worldwide, Inc. (a)	27,469	2,010

Evercore, Inc. Class A	4,446	1,518

Federated Hermes, Inc.	565,001	31,199

First American Financial Corp.	43,296	2,970

58	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)

Franklin Resources, Inc.	141,028	$4,692

Genworth Financial, Inc. (a)	207,214	1,962

Invesco Ltd.	479,549	12,655

Jackson Financial, Inc. Class A	37,361	3,825

Lincoln National Corp.	80,595	2,849

loanDepot, Inc. Class A	1,468,111	1,835

MGIC Investment Corp.	360,307	10,161

Navient Corp.	862,494	7,340

Old Republic International Corp.	110,836	4,535

OneMain Holdings, Inc.	105,076	6,407

Principal Financial Group, Inc.	47,708	5,142

PROG Holdings, Inc.	785,170	36,597

Radian Group, Inc.	120,233	4,529

SLM Corp.	1,933,217	50,148

T. Rowe Price Group, Inc.	190,012	21,603

Unum Group	25,810	2,307

Virtu Financial, Inc. Class A	278,211	16,573

Western Union Co. (b)	5,933,698	45,690

World Acceptance Corp. (a)	29,550	6,614

		534,024

HEALTH CARE 7.0%

Acadia Healthcare Co., Inc. (a)	374,351	11,055

Accendra Health, Inc. (a)	1,782,049	6,095

AdaptHealth Corp. (a)	78,982	823

Align Technology, Inc. (a)	16,059	2,708

AMN Healthcare Services, Inc. (a)	843,748	27,312

Avanos Medical, Inc. (a)	243,401	6,056

Baxter International, Inc.	216,019	4,605

Bio-Rad Laboratories, Inc. Class A (a)	56,755	16,664

Claritev Corp. (a)(b)	60,079	2,049

Community Health Systems, Inc. (a)	994,208	3,321

Cross Country Healthcare, Inc. (a)	210,570	2,782

DaVita, Inc. (a)	11,039	2,456

Dentsply Sirona, Inc.	2,470,723	26,214

Embecta Corp.	342,162	1,115

Emergent BioSolutions, Inc. (a)	350,629	2,938

Fortrea Holdings, Inc. (a)	726,427	12,640

Fulgent Genetics, Inc. (a)	99,556	2,043

Ginkgo Bioworks Holdings, Inc. (a)	506,312	5,018

GRAIL, Inc. (a)	35,961	2,455

Henry Schein, Inc. (a)	46,695	3,900

Illumina, Inc. (a)	13,427	2,361

Incyte Corp. (a)	41,357	4,688

Innoviva, Inc. (a)	311,788	7,081

Integra LifeSciences Holdings Corp. (a)	650,692	11,686

Molina Healthcare, Inc. (a)	22,135	5,062

Novavax, Inc. (a)(b)	1,015,460	9,566

Organon & Co.	515,461	6,979

Pediatrix Medical Group, Inc. (a)	317,511	8,043

QuidelOrtho Corp. (a)	730,286	12,791

Solventum Corp. (a)	51,532	3,976

Teladoc Health, Inc. (a)	3,012,372	25,545

Teleflex, Inc.	17,762	2,251

Universal Health Services, Inc. Class B	27,379	4,071

Viatris, Inc.	778,374	12,361

Zimmer Biomet Holdings, Inc.	54,239	4,669

		263,379

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 19.6%

A.O. Smith Corp.	510,283	$32,005

Acuity, Inc.	178,305	67,160

AGCO Corp.	26,415	3,162

Allison Transmission Holdings, Inc.	374,851	42,261

Apogee Enterprises, Inc.	237,872	10,880

ArcBest Corp.	168,356	24,166

Atkore, Inc.	116,796	8,881

Avis Budget Group, Inc. (a)(b)	276,426	40,864

BlueLinx Holdings, Inc. (a)	25,852	1,600

Boise Cascade Co.	130,460	10,128

Booz Allen Hamilton Holding Corp.	27,957	1,696

Brady Corp. Class A	97,971	8,971

Builders FirstSource, Inc. (a)	175,029	15,662

CACI International, Inc. Class A (a)	24,053	11,143

CH Robinson Worldwide, Inc.	19,006	3,580

Concentrix Corp.	119,645	2,681

CoreCivic, Inc. (a)	1,377,260	41,841

Deluxe Corp.	164,433	3,927

DNOW, Inc. (a)	226,376	2,936

EnerSys	30,022	7,020

Expeditors International of Washington, Inc.	46,988	7,658

Fortune Brands Innovations, Inc.	60,727	3,334

Forward Air Corp. (a)	115,888	1,566

GEO Group, Inc. (a)	379,708	11,220

Global Industrial Co.	16,495	552

Healthcare Services Group, Inc. (a)	269,961	6,630

Hub Group, Inc. Class A	58,315	2,554

Jacobs Solutions, Inc.	24,278	3,059

JB Hunt Transport Services, Inc.	12,781	3,699

JELD-WEN Holding, Inc. (a)	727,120	1,091

Kelly Services, Inc. Class A	166,686	2,047

Kennametal, Inc.	624,143	21,876

Kforce, Inc.	110,072	5,165

Landstar System, Inc.	344,795	71,307

ManpowerGroup, Inc.	101,163	3,416

Marten Transport Ltd.	154,425	2,679

Masterbrand, Inc. (a)	242,686	2,497

Matson, Inc.	15,422	2,965

Maximus, Inc.	357,940	19,243

Millerknoll, Inc.	109,514	2,241

MSC Industrial Direct Co., Inc. Class A	286,718	34,105

Owens Corning	18,504	2,941

Robert Half, Inc.	244,504	7,506

Ryder System, Inc.	9,561	2,522

Science Applications International Corp.	330,754	36,518

Sensata Technologies Holding PLC	1,221,152	58,298

SkyWest, Inc. (a)	160,792	15,971

Snap-on, Inc.	5,048	2,031

SS&C Technologies Holdings, Inc.	29,691	1,842

Stanley Black & Decker, Inc.	41,283	3,886

Toro Co.	28,243	2,751

TriNet Group, Inc.	165,820	8,206

UFP Industries, Inc.	35,947	3,262

Vestis Corp. (a)	190,465	2,765

Wabash National Corp.	555,175	7,495

Werner Enterprises, Inc.	718,984	31,355

WESCO International, Inc.	6,777	2,341

WillScot Holdings Corp.	116,463	3,361

		742,519

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 15.6%

Akamai Technologies, Inc. (a)	38,382	$4,537

Amdocs Ltd.	92,796	4,690

Amkor Technology, Inc.	447,112	38,554

Arrow Electronics, Inc. (a)	22,585	4,820

Avnet, Inc.	90,058	7,999

Benchmark Electronics, Inc.	270,285	26,669

Cirrus Logic, Inc. (a)	169,622	25,194

Diodes, Inc. (a)	35,886	3,927

Dropbox, Inc. Class A (a)	2,009,776	55,209

DXC Technology Co. (a)	229,450	2,031

Everforth, Inc. (a)	426,657	7,624

Gen Digital, Inc.	185,292	4,612

Ingram Micro Holding Corp.	98,504	2,702

Insight Enterprises, Inc. (a)	23,034	2,805

IPG Photonics Corp. (a)	218,588	25,645

LiveRamp Holdings, Inc. (a)	327,616	12,331

MaxLinear, Inc. (a)	211,871	27,126

NCR Voyix Corp. (a)	591,645	4,834

NetApp, Inc.	38,272	5,923

NETGEAR, Inc. (a)	158,576	3,703

NetScout Systems, Inc. (a)	810,389	35,292

PC Connection, Inc.	24,665	1,800

Qorvo, Inc. (a)	91,493	8,534

Sanmina Corp. (a)	408,479	103,378

Skyworks Solutions, Inc.	79,432	5,385

Synaptics, Inc. (a)	122,094	15,168

TD SYNNEX Corp.	26,226	7,011

Teradata Corp. (a)	1,371,231	47,513

Viavi Solutions, Inc. (a)	106,799	5,100

Vishay Intertechnology, Inc.	1,254,670	67,476

Vistance Networks, Inc.	1,719,998	21,982

Xerox Holdings Corp. (b)	297,421	931

		590,505

MATERIALS 4.8%

Alpha Metallurgical Resources, Inc. (a)	72,359	11,935

Ashland, Inc.	91,327	6,017

Celanese Corp.	52,397	2,410

CF Industries Holdings, Inc.	43,097	4,666

Chemours Co.	189,862	3,896

Clearwater Paper Corp. (a)	71,100	1,115

Commercial Metals Co.	63,398	3,978

DuPont de Nemours, Inc.	26,503	3,595

Eastman Chemical Co.	39,515	2,647

Ecovyst, Inc. (a)	575,216	7,161

FMC Corp.	297,271	3,419

Graphic Packaging Holding Co.	227,773	2,408

Greif, Inc. Class A	5,650	421

Huntsman Corp.	218,259	2,318

Ingevity Corp. (a)	25,376	1,895

Mativ Holdings, Inc.	48,360	366

Mosaic Co.	293,117	6,211

NewMarket Corp.	20,103	15,906

Olin Corp.	235,053	4,659

Reliance, Inc.	23,914	8,934

Ryerson Holding Corp.	251,248	6,183

Sylvamo Corp.	297,757	11,255

Warrior Met Coal, Inc.	865,458	70,241

		181,636

REAL ESTATE 0.3%

AGNT, Inc.	632,823	3,424

Cushman & Wakefield Ltd. (a)	203,335	2,723

Jones Lang LaSalle, Inc.	14,178	4,394

		10,541

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	59

Schedule of Investments	PIMCO RAE US Small Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.4%

Evergy, Inc.	43,789	$3,784

Hawaiian Electric Industries, Inc.	196,307	2,656

OGE Energy Corp.	112,635	5,481

UGI Corp.	126,494	4,369

		16,290

Total United States		3,396,060

Total Common Stocks (Cost $2,725,899)		3,540,847

REAL ESTATE INVESTMENT TRUSTS 6.0%

UNITED STATES 6.0%

REAL ESTATE 6.0%

Alexandria Real Estate Equities, Inc.	120,269	6,356

Apollo Commercial Real Estate Finance, Inc.	250,365	2,674

Brandywine Realty Trust	1,139,729	3,613

BrightSpire Capital, Inc.	414,265	2,258

BXP, Inc.	45,742	3,033

Chimera Investment Corp.	1,471,514	19,630

EPR Properties	178,485	10,354

Healthcare Realty Trust, Inc.	169,465	3,418

Host Hotels & Resorts, Inc.	100,833	2,391

Hudson Pacific Properties, Inc.	297,806	4,524

JBG SMITH Properties	792,458	11,625

Ladder Capital Corp.	666,478	6,631

Medical Properties Trust, Inc. (b)	4,705,934	21,741

MFA Financial, Inc.	289,000	2,800

New York REIT, Inc. «	4,082	0

	SHARES	MARKET VALUE (000S)

Park Hotels & Resorts, Inc.	4,210,083	$59,994

Pebblebrook Hotel Trust	763,559	14,821

RLJ Lodging Trust	2,228,065	26,403

Service Properties Trust	1,913,481	3,234

Weyerhaeuser Co.	347,654	8,323

Xenia Hotels & Resorts, Inc.	687,879	14,004

		227,827

Total Real Estate Investment Trusts (Cost $193,504)		227,827

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (c)	250,912	251

Total Mutual Funds (Cost $251)		251

Total Short-Term Instruments (Cost $251)		251

Total Investments in Securities (Cost $2,919,654)		3,768,925

INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

MUTUAL FUNDS 3.0%

PIMCO Government Money Market Fund
3.730% (b)(c)	110,958,399	110,958

Total Mutual Funds (Cost $110,958)		110,958

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III	1,827,961	$17,807

Total Short-Term Instruments (Cost $128,763)		128,765

Total Investments in Affiliates (Cost $128,763)		128,765

Total Investments 103.0% (Cost $3,048,417)		$3,897,690

Other Assets and Liabilities, net (3.0)%		(112,190)

Net Assets 100.0%		$3,785,500

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)

Securities with an aggregate market value of $108,018 were out on loan in exchange for $110,958 of cash collateral as of June 30, 2026. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged(Received)	Net Exposure(1)
Master Securities Lending Agreement
BPG	$0	$0	$0	$3,094	$3,094	$(3,270)	$(176)
BOS	0	0	0	59,863	59,863	(61,099)	(1,236)
BSN	0	0	0	5,276	5,276	(5,394)	(118)
GSC	0	0	0	13,550	13,550	(13,834)	(284)
MSC	0	0	0	26,235	26,235	(26,962)	(727)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$108,018

60	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$88,730	$0	$0	$0	$88,730
Real Estate	21,829	0	0	0	21,829

Total Borrowings	$110,559	$0	$0	$0	$110,559

Payable for securities on loan - cash collateral					$110,559

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$8	$0	$0	$8

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(22)	$0	$0	$(22)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Common Stocks
Bermuda
Energy	$444	$0	$0	$444
Financials	3,993	0	0	3,993
Ireland
Consumer Discretionary	5,859	0	0	5,859
Health Care	84,213	0	0	84,213
Industrials	921	0	0	921
Monaco
Energy	5,798	0	0	5,798
Puerto Rico
Financials	1,789	0	0	1,789
United Kingdom
Consumer Discretionary	38,252	0	0	38,252
Industrials	3,518	0	0	3,518
United States
Communication Services	167,003	0	0	167,003
Consumer Discretionary	592,299	0	0	592,299
Consumer Staples	69,106	0	0	69,106
Energy	228,758	0	0	228,758
Financials	534,024	0	0	534,024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Health Care	$263,379	$0	$0	$263,379
Industrials	742,519	0	0	742,519
Information Technology	590,505	0	0	590,505
Materials	181,636	0	0	181,636
Real Estate	10,541	0	0	10,541
Utilities	16,290	0	0	16,290
Real Estate Investment Trusts
United States
Real Estate	227,827	0	0	227,827
Short-Term Instruments
Mutual Funds	251	0	0	251

	$3,768,925	$0	$0	$3,768,925

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	110,958	0	0	110,958
Central Funds Used for Cash Management Purposes	17,807	0	0	17,807

	$128,765	$0	$0	$128,765

Total Investments	$3,897,690	$0	$0	$3,897,690

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	61

Notes to Financial Statements

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, Class A and Class C shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Syzygy Asset Management serves as the sub-adviser for the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund.

The PIMCO Dividend and Income Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Opportunistic Advantage Fund and PIMCO National Municipal Opportunistic Advantage Fund (collectively, the “Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, the “Acquired Funds”).

The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in Institutional Class shares of the PIMCO RAE International Fund (the “International Fund”) and PIMCO RAE Emerging Markets Fund (the “Emerging Markets Fund”) (together referred to as the “RAE Underlying Funds”) and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Act (together with the RAE Underlying Funds, “RAE Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on

62	PIMCO EQUITY SERIES

June 30, 2026

certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The

Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. The PIMCO RAE Global ex-US Fund may invest directly or indirectly through investments in RAE Underlying Funds or RAE Acquired Funds, as applicable, and the PIMCO Dividend and Income Fund may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Dividend and Income Fund	Quarterly	Quarterly

PIMCO RAE Emerging Markets Fund	Annually	Annually

PIMCO RAE Global ex-US Fund	Annually	Annually

PIMCO RAE International Fund	Annually	Annually

PIMCO RAE US Fund	Annually	Annually

PIMCO RAE US Small Fund	Annually	Annually

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	63

Notes to Financial Statements	(Cont.)

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

64	PIMCO EQUITY SERIES

June 30, 2026

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	65

Notes to Financial Statements	(Cont.)

the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant

66	PIMCO EQUITY SERIES

June 30, 2026

inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange-traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	67

Notes to Financial Statements	(Cont.)

using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$11,572	$186,015	$(162,884)	$0	$0	$34,703	$611	$0

PIMCO RAE International Fund	17,425	225,495	(240,312)	0	0	2,608	421	0

PIMCO RAE US Fund	22,393	199,680	(217,950)	0	0	4,123	700	0

PIMCO RAE US Small Fund	30,855	650,120	(570,017)	0	0	110,958	2,728	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in certain RAE Acquired Funds (except the PIMCO RAE US Fund) and securities that are eligible investments for the International Fund and Emerging Markets Fund. The RAE Underlying Funds are considered to be affiliated with the PIMCO RAE Global ex-US Fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available

68	PIMCO EQUITY SERIES

June 30, 2026

on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dividend and Income Fund	$4,466	$131,326	$(114,300)	$(4)	$3	$21,491	$323	$0

PIMCO RAE Emerging Markets Fund	4,546	565,779	(553,416)	3	3	16,915	508	0

PIMCO RAE International Fund	28,143	73,058	(99,387)	0	0	1,814	58	0

PIMCO RAE US Fund	2,880	236,494	(235,439)	8	0	3,943	215	0

PIMCO RAE US Small Fund	5,678	730,219	(718,100)	9	1	17,807	514	0

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$29,618	$10,332	$(12,665)	$660	$3,373	$31,318	$1,449	$924

PIMCO RAE International Fund	83,838	13,699	(36,255)	2,443	8,575	72,300	4,313	5,581

PIMCO Short-Term Floating NAV Portfolio III	0	601	(590)	0	0	11	1	0

Totals	$113,456	$24,632	$(49,510)	$3,103	$11,948	$103,629	$5,763	$6,505

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	69

Notes to Financial Statements	(Cont.)

loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Master Limited Partnerships (“MLPs”) are generally publicly traded entities that are organized as limited partnerships or limited liability companies and are treated as partnerships under the Internal Revenue Code. Currently, most MLPs operate in the energy and/or natural resources sectors. The only asset of an MLP is most commonly the ownership of the limited liability company or limited partnership known as the operating entity, which in turn owns subsidiaries and operating assets. The ownership of an MLP is split between the public and a sponsor. Interests in MLPs (“units”) are often traded on securities exchanges like shares of corporate stock. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, and are intended to receive cash distributions and to have no role in the operation and management of the entity. MLP cash distributions are not guaranteed and depend on each partnership’s or limited liability company’s ability to generate adequate cash flow. The partnership or operating agreements of MLPs determine how cash distributions will be made to general partners and limited partners or to managing members and members, as applicable.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are

70	PIMCO EQUITY SERIES

June 30, 2026

types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	71

Notes to Financial Statements	(Cont.)

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where

72	PIMCO EQUITY SERIES

June 30, 2026

applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

Securities on loan are required to be fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	73

Notes to Financial Statements	(Cont.)

close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33 1/3% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each fund’s investment policies and restrictions. The funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the

74	PIMCO EQUITY SERIES

June 30, 2026

securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	75

Notes to Financial Statements	(Cont.)

component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive

76	PIMCO EQUITY SERIES

June 30, 2026

from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads may represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	77

Notes to Financial Statements	(Cont.)

forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Allocation	X	—	X	—	—	—

Acquired Fund	X	—	X	—	—	—

Equity	X	X	X	X	X	X

Dividend-Oriented Stocks	X	—	—	—	—	—

Value Investing	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—	—

Emerging Markets	X	X	X	X	—	—

China	—	X	—	—	—	—

Sovereign Debt	X	—	—	—	—	—

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Interest Rate	X	—	—	—	—	—

Call	X	—	—	—	—	—

Credit	X	X	X	X	X	X

High Yield and Distressed Company	X	—	—	—	—	—

Distressed Company	—	—	X	—	—	X

Currency	X	X	X	X	—	—

Real Estate	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Small Company	—	—	X	—	—	X

Small-Cap and Mid-Cap Company	X	—	—	—	—	—

Derivatives	X	X	X	X	X	X

Model	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	—	—	—	—	—

Short Exposure	X	—	—	—	—	—

Exchange-Traded Fund	X	—	—	—	—	—

Tracking Error	X	—	—	—	—	—

Indexing	X	—	—	—	—	—

Collateralized Loan Obligations	X	—	—	—	—	—

Turnover	X	—	—	—	—	—

78	PIMCO EQUITY SERIES

June 30, 2026

The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. There is no guarantee that a Fund’s asset allocation strategy will be successful or that the markets in which a Fund invests will perform as expected.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Dividend-Oriented Stocks Risk is the risk that companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. In addition, equity securities with higher dividend yields may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. The Fund’s use of a dividend capture strategy (i.e., purchasing an equity security shortly before the issuer pays a dividend and selling it shortly thereafter) exposes the Fund to higher portfolio turnover, increased trading costs, the potential for capital loss, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading and may result in negative tax consequences.

Value Investing Risk is the risk that value stocks may decrease in price or may not increase in price as anticipated by PIMCO or the sub-adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	79

Notes to Financial Statements	(Cont.)

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks.

Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or the sub-adviser, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or the sub-adviser in connection with managing a Fund and may cause PIMCO or the sub-adviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Small Company Risk is the risk that the value of equity securities issued by small companies, ranked by fundamental size as determined by the sub-adviser, may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may fluctuate, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

80	PIMCO EQUITY SERIES

June 30, 2026

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence and machine learning (AI), programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of the Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, the Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	81

Notes to Financial Statements	(Cont.)

the characterization of proceeds or unexpected investment results; and (v) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use

82	PIMCO EQUITY SERIES

June 30, 2026

cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Certain of the Funds may lend securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds. Any securities on loan will be subject to the relevant Fund’s agreement with Securities Lending Agent along with any master lending agreement entered into by the Securities Lending Agent on behalf of the Fund with any permitted borrowers.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	83

Notes to Financial Statements	(Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C
PIMCO Dividend and Income Fund	0.44%	0.25%	0.35%	0.45%	*(1)	0.35%	0.35%
PIMCO RAE Emerging Markets Fund	0.50%	0.25%	0.35%	N/A		0.35%	N/A
PIMCO RAE Global ex-US Fund	0.40%	0.15%	0.25%	N/A		0.25%	N/A
PIMCO RAE International Fund	0.30%	0.20%	0.30%	N/A		0.30%	N/A
PIMCO RAE US Fund	0.25%	0.15%	0.25%	0.35%	*(1)	0.30%	N/A
PIMCO RAE US Small Fund	0.35%	0.15%	0.25%	N/A		0.30%	N/A

(1)

PIMCO has contractually agreed, through October 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2026.

84	PIMCO EQUITY SERIES

June 30, 2026

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended June 30, 2026, the Distributor retained $66,471 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)) ; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	85

Notes to Financial Statements	(Cont.)

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of June 30, 2026 were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Dividend and Income Fund	$6	$10	$11	$27

PIMCO RAE Emerging Markets Fund	33	111	125	269

PIMCO RAE Global ex-US Fund	5	6	6	17

PIMCO RAE International Fund	29	30	28	87

PIMCO RAE US Fund	66	82	72	220

PIMCO RAE US Small Fund	0	0	72	72

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of PIMCO Dividend and Income Fund and PIMCO RAE US Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$6

PIMCO RAE Emerging Markets Fund	125

PIMCO RAE Global ex-US Fund	6

PIMCO RAE International Fund	28

PIMCO RAE US Fund	72

PIMCO RAE US Small Fund	126

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds and RAE Acquired Funds, as well as the allocation of the Funds’ assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds and RAE Acquired Funds in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through October 31, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Dividend and Income Fund in an amount equal to the expenses attributable to the advisory fees and the supervisory and administrative fees from the Underlying PIMCO Funds (“Underlying PIMCO Fund Fees”) indirectly incurred by the PIMCO Dividend and Income Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the PIMCO Dividend and Income Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

PIMCO has contractually agreed, through October 31, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO RAE Global ex-US Fund in an amount equal to the expenses attributable to the advisory fees and the supervisory and administrative fees from the RAE Underlying Funds (“RAE Underlying Fund Fees”) indirectly incurred by the PIMCO RAE Global ex-US Fund in connection with its investments in RAE Underlying Funds up to a maximum waived amount that is equal to the PIMCO RAE Global ex-US Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This

86	PIMCO EQUITY SERIES

June 30, 2026

waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2026, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$0

PIMCO RAE Emerging Markets Fund	0

PIMCO RAE Global ex-US Fund	697

PIMCO RAE International Fund	0

PIMCO RAE US Fund	0

PIMCO RAE US Small Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Dividend and Income Fund	$1,270,706	$1,232,888	$185,711	$123,690

PIMCO RAE Emerging Markets Fund	0	0	1,721,977	1,716,823

PIMCO RAE Global ex-US Fund	0	0	24,032	48,920

PIMCO RAE International Fund	0	0	288,546	538,492

PIMCO RAE US Fund	0	0	790,329	1,229,031

PIMCO RAE US Small Fund	0	0	2,709,673	2,230,519

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	87

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Dividend and Income Fund				PIMCO RAE Emerging Markets Fund				PIMCO RAE Global ex-US Fund

	Year Ended 06/30/2026		Year Ended 06/30/2025		Year Ended 06/30/2026		Year Ended 06/30/2025		Year Ended 06/30/2026		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,580	$52,231	617	$8,015	39,002	$492,246	67,549	$727,292	342	$4,178	250	$2,441

I-2	1,877	27,873	652	8,471	18,162	231,019	10,912	116,918	43	545	47	493

Class A	2,696	39,374	1,330	17,201	2,959	36,296	3,274	35,652	309	3,580	153	1,414

Class C	261	3,801	175	2,253	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	109	1,602	66	856	11,195	134,676	10,083	104,030	592	6,746	621	5,662

I-2	87	1,275	62	799	1,227	14,611	944	9,656	0	5	1	6

Class A	389	5,655	436	5,593	257	2,998	270	2,719	98	1,085	114	1,010

Class C	24	343	29	373	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(1,671)	(23,943)	(234)	(3,022)	(56,662)	(715,259)	(43,767)	(463,109)	(3,200)	(39,933)	(1,159)	(11,347)

I-2	(526)	(7,873)	(320)	(4,143)	(6,990)	(87,941)	(7,541)	(80,239)	(48)	(574)	(50)	(501)

Class A	(1,715)	(24,780)	(1,745)	(22,457)	(1,482)	(18,320)	(2,929)	(29,970)	(436)	(4,910)	(417)	(3,941)

Class C	(250)	(3,636)	(317)	(4,075)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	4,861	$71,922	751	$9,864	7,668	$90,326	38,795	$422,949	(2,300)	$(29,278)	(440)	$(4,763)

	PIMCO RAE International Fund				PIMCO RAE US Fund				PIMCO RAE US Small Fund

	Year Ended 06/30/2026		Year Ended 06/30/2025		Year Ended 06/30/2026		Year Ended 06/30/2025		Year Ended 06/30/2026		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6,844	$65,560	28,625	$238,335	13,564	$202,991	22,954	$327,892	145,081	$1,710,592	83,724	$927,442

I-2	427	4,312	274	2,092	4,102	67,178	600	8,236	23,460	279,729	23,374	252,601

Class A	250	2,333	82	650	490	7,372	576	7,844	8,484	98,526	13,322	142,609

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	5,993	54,769	6,580	50,852	12,635	180,624	11,046	154,624	7,595	91,807	3,134	37,521

I-2	94	849	59	451	260	3,673	299	4,138	1,196	14,236	686	8,098

Class A	48	425	50	380	296	4,034	235	3,172	831	9,576	579	6,647

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(34,262)	(326,175)	(28,116)	(225,334)	(48,121)	(725,369)	(31,825)	(448,249)	(76,389)	(932,120)	(32,899)	(362,471)

I-2	(840)	(8,178)	(229)	(1,844)	(756)	(11,142)	(1,715)	(22,322)	(18,427)	(218,678)	(10,516)	(112,166)

Class A	(89)	(819)	(439)	(3,365)	(429)	(6,077)	(2,359)	(32,537)	(7,570)	(87,775)	(7,807)	(81,890)

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(21,535)	$(206,924)	6,886	$62,217	(17,959)	$(276,716)	(189)	$2,798	84,261	$965,893	73,597	$818,391

†	A zero balance may reflect actual amounts rounding to less than one thousand.

88	PIMCO EQUITY SERIES

June 30, 2026

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of June 30, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Dividend and Income Fund	1	0	11%	0%

PIMCO RAE Emerging Markets Fund	2	0	47%	0%

PIMCO RAE Global ex-US Fund	4	0	94%	0%

PIMCO RAE International Fund	2	2	52%	27%

PIMCO RAE US Fund	2	0	52%	0%

PIMCO RAE US Small Fund	3	0	42%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Dividend and Income Fund	$1,068	$0	$22,691	$0	$(57,596)	$0	$0	$(33,837)

PIMCO RAE Emerging Markets Fund	150,552	194,901	263,396	(5)	(136,362)	0	0	472,482

PIMCO RAE Global ex-US Fund	1,591	8,187	17,529	(1)	0	0	0	27,306

PIMCO RAE International Fund	25,883	57,285	86,367	(2)	0	0	0	169,533

PIMCO RAE US Fund	67,871	214,246	329,221	(4)	0	0	0	611,334

PIMCO RAE US Small Fund	143,065	115,614	780,273	(1)	(8,905)	0	0	1,030,046

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), short sales, constructive sales, and interest accrued on defaulted securities.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	89

Notes to Financial Statements	(Cont.)	June 30, 2026

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through June 30, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through June 30, 2026 and Ordinary losses realized during the period January 1, 2026 through June 30, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Dividend and Income Fund	$57,596	$0

PIMCO RAE Emerging Markets Fund*	81,803	54,559

PIMCO RAE Global ex-US Fund	0	0

PIMCO RAE International Fund	0	0

PIMCO RAE US Fund	0	0

PIMCO RAE US Small Fund*	6,221	2,684

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Dividend and Income Fund	$353,974	$33,873	$(11,205)	$22,668

PIMCO RAE Emerging Markets Fund	2,513,737	506,938	(240,302)	266,636

PIMCO RAE Global ex-US Fund	86,101	17,528	0	17,528

PIMCO RAE International Fund	365,874	101,029	(14,828)	86,201

PIMCO RAE US Fund	1,052,063	392,062	(62,840)	329,222

PIMCO RAE US Small Fund	3,117,418	937,001	(156,729)	780,272

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), constructive sales, short sales, and interest accrued on defaulted securities.

For the fiscal years ended June 30, 2026 and June 30, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2026			June 30, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Dividend and Income Fund	$10,030	$0	$0	$8,756	$0	$0

PIMCO RAE Emerging Markets Fund	107,302	68,524	0	110,178	19,026	0

PIMCO RAE Global ex-US Fund	5,750	2,086	0	5,412	1,266	0

PIMCO RAE International Fund	24,542	32,155	0	23,695	28,344	0

PIMCO RAE US Fund	37,659	151,955	0	69,562	94,084	0

PIMCO RAE US Small Fund	35,589	89,716	0	29,974	23,755	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

Effective August 2026, Research Affiliates changed its name to Syzygy Asset Management. The investment team sub-advising the fund, including portfolio managers Rob Arnott and Jim Masturzo, remains unchanged.

90	PIMCO EQUITY SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Equity Series and Shareholders of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (six of the funds constituting PIMCO Equity Series, hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 28, 2026

We have served as the auditor of one or more investment companies in PIMCO Equity Series since 2010.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	91

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.

BMO	BMO Capital Markets Corporation	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	GSP	Goldman Sachs Paris Inc Et Cie	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	IBD	ING Bank N.V. - Amsterdam	UAG	UBS AG Stamford

BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC

BZW	Barclays Capital Securities Limited	MBC	HSBC Bank Plc

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar

EGP	Egyptian Pound	NGN	Nigerian Naira	ZAR	South African Rand

EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	SFE	Sydney Futures Exchange

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate

BOBL	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	TSFR1M	Term SOFR 1-Month

BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding

CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

92	PIMCO EQUITY SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Dividend and Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1342	$0.0000	$0.0000	$0.1342

June 2026	$0.1562	$0.0000	$0.0000	$0.1562

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1321	$0.0000	$0.0000	$0.1321

June 2026	$0.1511	$0.0000	$0.0000	$0.1511

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1229	$0.0000	$0.0000	$0.1229

June 2026	$0.1425	$0.0000	$0.0000	$0.1425

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0994	$0.0000	$0.0000	$0.0994

June 2026	$0.1161	$0.0000	$0.0000	$0.1161

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	93

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

Foreign Taxes. The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid. Shareholders will receive more detailed information along with their Form 1099-DIV.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	Foreign Source Income (000s)†	Foreign Taxes Pass Through (000s)†

PIMCO Dividend and Income Fund	17.51%	39.04%	$5,028	$0	$0	$0

PIMCO RAE Emerging Markets Fund	0.00%	100.00%	0	0	117,104	21,187

PIMCO RAE Global ex-US Fund	0.00%	54.51%	0	25	5,180	740

PIMCO RAE International Fund	0.00%	92.63%	0	4,142	16,369	1,133

PIMCO RAE US Fund	72.28%	74.43%	0	9,376	0	0

PIMCO RAE US Small Fund	100.00%	100.00%	0	1,411	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

94	PIMCO EQUITY SERIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	95

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

96	PIMCO EQUITY SERIES

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	97

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Syzygy Asset Management

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PESRAEFSTMAR_063026

PIMCO EQUITY SERIES®

Annual Financial and Other Information

June 30, 2026

Equity Exchange-Traded Funds

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF | MFEM | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor International Equity ETF | MFDX | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF | MFUS | NYSE Arca

PIMCO RAFI ESG U.S. ETF | RAFE | NYSE Arca

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus. The Shareholder Reports for the other series of the PIMCO Equity Series are printed separately.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (each, a “Fund” and collectively, the “Funds”). Each Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. A Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell

2	PIMCO EQUITY SERIES

portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to a Fund and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	08/31/17	Diversified
PIMCO RAFI ESG U.S. ETF	12/18/19	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Manager, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Funds’ Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the Funds	(Cont.)

contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Funds’ then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca, each Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The

Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO EQUITY SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

06/30/2026	$21.24	$0.64	$6.94	$7.58	$(0.64)	$0.00	$(0.64)

06/30/2025	20.51	0.70	1.16	1.86	(1.13)	0.00	(1.13)

06/30/2024	18.46	0.63	2.22	2.85	(0.80)	0.00	(0.80)

06/30/2023	18.33	0.75	0.61	1.36	(0.64)	(0.59)	(1.23)

06/30/2022	31.06	1.21	(6.94)	(5.73)	(2.46)	(4.54)	(7.00)

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

06/30/2026	$35.85	$1.03	$5.95	$6.98	$(1.17)	$0.00	$(1.17)

06/30/2025	30.18	0.95	5.74	6.69	(1.02)	0.00	(1.02)

06/30/2024	28.08	0.87	2.09	2.96	(0.86)	0.00	(0.86)

06/30/2023	25.16	0.95	2.78	3.73	(0.81)	0.00	(0.81)

06/30/2022	29.66	0.95	(4.57)	(3.62)	(0.88)	0.00	(0.88)

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

06/30/2026	$53.41	$0.94	$13.68	$14.62	$(0.89)	$0.00	$(0.89)

06/30/2025	47.42	0.83	5.95	6.78	(0.79)	0.00	(0.79)

06/30/2024	39.42	0.70	8.07	8.77	(0.77)	0.00	(0.77)

06/30/2023	36.24	0.87	3.13	4.00	(0.82)	0.00	(0.82)

06/30/2022	39.00	0.75	(2.90)	(2.15)	(0.61)	0.00	(0.61)

PIMCO RAFI ESG U.S. ETF

06/30/2026	$38.15	$0.76	$9.70	$10.46	$(0.71)	$0.00	$(0.71)

06/30/2025	35.22	0.72	2.87	3.59	(0.66)	0.00	(0.66)

06/30/2024	30.38	0.64	4.81	5.45	(0.61)	0.00	(0.61)

06/30/2023	27.58	0.64	2.79	3.43	(0.63)	0.00	(0.63)

06/30/2022	30.72	0.60	(3.22)	(2.62)	(0.52)	0.00	(0.52)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$28.18	36.47%	$149,915	0.49%	0.49%	0.49%	0.49%	2.60%	56%

21.24	9.47	108,739	0.49	0.50	0.49	0.50	3.56	40

20.51	15.97	105,002	0.50	0.51	0.49	0.50	3.35	39

18.46	7.99	90,844	0.50	0.51	0.49	0.50	4.15	74

18.33	(23.00)	75,517	0.49	0.50	0.49	0.50	4.50	54

$41.66	19.88%	$449,939	0.39%	0.39%	0.39%	0.39%	2.64%	35%

35.85	22.80	358,495	0.39	0.40	0.39	0.40	2.99	37

30.18	10.81	253,544	0.39	0.40	0.39	0.40	3.02	29

28.08	15.22	146,028	0.39	0.40	0.39	0.40	3.60	27

25.16	(12.60)	85,539	0.39	0.40	0.39	0.40	3.30	39

$67.14	27.71%	$290,046	0.29%	0.29%	0.29%	0.29%	1.61%	35%

53.41	14.45	182,658	0.29	0.30	0.29	0.30	1.65	40

47.42	22.57	147,940	0.29	0.30	0.29	0.30	1.67	41

39.42	11.20	126,948	0.29	0.30	0.29	0.30	2.27	45

36.24	(5.66)	94,954	0.29	0.30	0.29	0.30	1.88	43

$47.90	27.77%	$160,472	0.29%	0.29%	0.29%	0.29%	1.80%	21%

38.15	10.32	91,550	0.29	0.30	0.29	0.30	1.98	22

35.22	18.17	52,835	0.29	0.30	0.29	0.30	1.99	18

30.38	12.69	33,419	0.29	0.30	0.29	0.30	2.25	17

27.58	(8.73)	28,615	0.29	0.30	0.29	0.30	1.94	26

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statements of Assets and Liabilities	June 30, 2026

(Amounts in thousands†, except per share amounts)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Assets:

Investments, at value
Investments in securities^	$149,250	$445,559	$289,898	$159,371
Investments in Affiliates	9	0	0	0
Cash	0	2,615	8	1,002
Deposits with counterparty	0	11	0	0
Foreign currency, at value	197	449	0	0
Receivable for investments sold	54	0	0	0
Interest and/or dividends receivable	587	1,463	206	135
Reimbursement receivable from PIMCO	1	3	2	1
Total Assets	150,098	450,100	290,114	160,509

Liabilities:
Payable for investments purchased	$45	$16	$0	$0
Payable upon return of securities loaned	9	0	0	0
Overdraft due to custodian	10	0	0	0
Accrued management fees	62	145	68	37
Accrued taxes payable	57	0	0	0
Total Liabilities	183	161	68	37

Commitments and Contingent Liabilities^^

Net Assets	$149,915	$449,939	$290,046	$160,472

Net Assets Consist of:
Paid in capital	$105,557	$347,035	$260,088	$140,282
Distributable earnings (accumulated loss)	44,358	102,904	29,958	20,190

Net Assets	$149,915	$449,939	$290,046	$160,472

Shares Issued and Outstanding	5,320	10,800	4,320	3,350

Net Asset Value Per Share Outstanding(a):	$28.18	$41.66	$67.14	$47.90

Cost of investments in securities	$106,696	$342,531	$226,994	$133,161
Cost of investments in Affiliates	$9	$0	$0	$0
Cost of foreign currency held	$204	$450	$0	$0

^ Includes securities on loan of:	$8	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	PIMCO EQUITY SERIES	See Accompanying Notes

Statements of Operations

Year Ended June 30, 2026
(Amounts in thousands†)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Investment Income:

Interest	$1	$74	$0	$12
Dividends, net of foreign taxes*	3,802	12,353	4,235	2,462
Total Income	3,803	12,427	4,235	2,474

Expenses:
Management fees	602	1,594	644	342
Trustee fees	6	19	10	5
Interest expense	2	0	0	0
Miscellaneous expense	5	20	11	6
Total Expenses	615	1,633	665	353
Waiver and/or Reimbursement by PIMCO	(6)	(19)	(10)	(5)
Net Expenses	609	1,614	655	348

Net Investment Income (Loss)	3,194	10,813	3,580	2,126

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	7,464	12,730	(6,552)	(2,052)
In-kind redemptions	859	17,517	23,443	15,038
Exchange-traded or centrally cleared financial derivative instruments	190	(11)	(9)	0
Over the counter financial derivative instruments	1	0	0	0
Foreign currency	(156)	(65)	0	0

Net Realized Gain (Loss)	8,358	30,171	16,882	12,986

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	27,208	32,123	36,220	14,917
Foreign currency assets and liabilities	(22)	(36)	0	0

Net Change in Unrealized Appreciation (Depreciation)	27,186	32,087	36,220	14,917

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,738	$73,071	$56,682	$30,029
* Foreign tax withholdings - Dividends	$559	$1,361	$0	$0
** Foreign capital gains tax	$195	$0	$0	$0
*** Foreign capital gains tax	$334	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets

	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF		PIMCO RAFI Dynamic Multi-Factor International Equity ETF		PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF		PIMCO RAFI ESG U.S. ETF

(Amounts in thousands†)	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,194	$3,601	$10,813	$8,721	$3,580	$2,791	$2,126	$1,428
Net realized gain (loss)	8,358	2,165	30,171	11,026	16,882	19,015	12,986	233
Net change in unrealized appreciation (depreciation)	27,186	3,757	32,087	43,187	36,220	1,001	14,917	5,276

Net Increase (Decrease) in Net Assets Resulting from Operations	38,738	9,523	73,071	62,934	56,682	22,807	30,029	6,937

Distributions to Shareholders:
From net investment income and/or net realized capital gains	(3,249)	(5,786)	(12,090)	(9,102)	(3,298)	(2,618)	(1,913)	(1,250)

Total Distributions(a)	(3,249)	(5,786)	(12,090)	(9,102)	(3,298)	(2,618)	(1,913)	(1,250)

Fund Share Transactions:

Receipts for shares sold	14,384	0	62,056	76,002	118,335	70,191	71,195	38,529
Cost of shares redeemed	(8,697)	0	(31,593)	(24,883)	(64,331)	(55,662)	(30,389)	(5,501)
Net increase (decrease) resulting from Fund share transactions	5,687	0	30,463	51,119	54,004	14,529	40,806	33,028

Total Increase (Decrease) in Net Assets	41,176	3,737	91,444	104,951	107,388	34,718	68,922	38,715

Net Assets:

Beginning of year	108,739	105,002	358,495	253,544	182,658	147,940	91,550	52,835
End of year	$149,915	$108,739	$449,939	$358,495	$290,046	$182,658	$160,472	$91,550

Shares of Beneficial Interest:

Shares sold	600	0	1,600	2,400	2,000	1,400	1,650	1,050
Shares redeemed	(400)	0	(800)	(800)	(1,100)	(1,100)	(700)	(150)
Net increase (decrease) in shares outstanding	200	0	800	1,600	900	300	950	900

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

COMMON STOCKS 97.3%

BRAZIL 2.6%

COMMUNICATION SERVICES 0.2%

Telefonica Brasil SA	26,020	$171

TIM SA	31,300	133

		304

CONSUMER DISCRETIONARY 0.4%

Ultrapar Participacoes SA	42,988	217

Vibra Energia SA	65,637	380

		597

CONSUMER STAPLES 0.2%

Ambev SA	41,000	129

MBRF Global Foods Co. SA	50,800	178

		307

FINANCIALS 0.2%

B3 SA - Brasil Bolsa Balcao	60,802	171

Banco Santander Brasil SA	12,600	65

BB Seguridade Participacoes SA	2,197	17

		253

INDUSTRIALS 0.1%

WEG SA	9,881	90

MATERIALS 1.1%

Cia Siderurgica Nacional SA	42,177	38

Klabin SA	42,157	136

Suzano SA	25,692	198

Vale SA	90,200	1,361

		1,733

UTILITIES 0.4%

Axia Energia SA	44,500	469

CPFL Energia SA	4,300	37

Energisa SA	10,220	95

Engie Brasil Energia SA	7,369	50

		651

Total Brazil		3,935

CHILE 0.6%

CONSUMER DISCRETIONARY 0.1%

Empresas Copec SA	7,073	44

Falabella SA	17,048	107

		151

CONSUMER STAPLES 0.1%

Cencosud SA	43,925	101

Cia Cervecerias Unidas SA	11,891	66

		167

FINANCIALS 0.3%

Banco de Chile	951,636	186

Banco de Credito e Inversiones SA	1,126	74

Banco Itau Chile SA	1,014	21

Banco Santander Chile	2,295,833	188

		469

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

Empresas CMPC SA	20,476	$23

UTILITIES 0.1%

Enel Americas SA	248,101	22

Enel Chile SA	788,269	69

		91

Total Chile		901

CHINA 22.7%

COMMUNICATION SERVICES 1.5%

Baidu, Inc. Class A (a)(d)	29,000	414

China United Network Communications Ltd. Class A	204,500	121

Focus Media Information Technology Co. Ltd. Class A	49,800	35

NetEase, Inc.	41,615	1,069

Tencent Holdings Ltd.	7,100	392

Tencent Music Entertainment Group Class A	39,588	165

		2,196

CONSUMER DISCRETIONARY 1.2%

China Tourism Group Duty Free Corp. Ltd. Class H	4,700	29

Fuyao Glass Industry Group Co. Ltd. Class H	8,400	55

Gree Electric Appliances, Inc. of Zhuhai Class A	8,100	45

Haier Smart Home Co. Ltd. Class H	48,400	124

Huayu Automotive Systems Co. Ltd. Class A	32,300	74

Li Ning Co. Ltd.	32,000	60

Midea Group Co. Ltd. Class A	18,400	205

NIO, Inc. (a)	31,521	159

SAIC Motor Corp. Ltd. Class A	54,000	78

Tianneng Power International Ltd.	60,000	36

Vipshop Holdings Ltd.	15,494	205

Wuchan Zhongda Group Co. Ltd. Class A	117,100	82

Yum China Holdings, Inc.	14,699	601

Zhongsheng Group Holdings Ltd.	31,500	20

		1,773

CONSUMER STAPLES 0.8%

China Feihe Ltd.	93,000	33

China Mengniu Dairy Co. Ltd.	36,000	74

Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,500	17

Guangdong Haid Group Co. Ltd. Class A	3,400	23

Henan Shuanghui Investment & Development Co. Ltd. Class A	5,800	19

Hengan International Group Co. Ltd.	11,000	31

Kweichow Moutai Co. Ltd. Class A	1,800	315

Luzhou Laojiao Co. Ltd. Class A	6,600	76

Muyuan Foods Co. Ltd. Class A	19,800	102

New Hope Liuhe Co. Ltd. Class A	12,300	11

Nongfu Spring Co. Ltd. Class H	42,800	217

Tingyi Cayman Islands Holding Corp.	72,000	90

Uni-President China Holdings Ltd.	63,000	54

Wens Foodstuff Group Co. Ltd. Class A	13,800	25

	SHARES	MARKET VALUE (000S)

Wuliangye Yibin Co. Ltd. Class A	13,300	$145

		1,232

ENERGY 2.7%

China Coal Energy Co. Ltd. Class H	48,000	60

China Merchants Energy Shipping Co. Ltd. Class A (a)	20,900	55

China Petroleum & Chemical Corp. Class H	1,576,000	805

China Shenhua Energy Co. Ltd. Class H	159,500	817

COSCO SHIPPING Energy Transportation Co. Ltd. Class H	20,000	35

Guanghui Energy Co. Ltd. Class A	56,800	41

PetroChina Co. Ltd. Class H	1,278,000	1,380

Shaanxi Coal Industry Co. Ltd. Class A	62,800	188

Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (a)	30,700	35

Shanxi Coking Coal Energy Group Co. Ltd. Class A	29,200	25

Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	21,900	46

Yankuang Energy Group Co. Ltd. Class H	458,700	646

		4,133

FINANCIALS 5.9%

Agricultural Bank of China Ltd. Class H	918,000	626

Bank of Beijing Co. Ltd. Class A	133,800	97

Bank of Changsha Co. Ltd. Class A	16,900	22

Bank of Chengdu Co. Ltd. Class A	7,000	18

Bank of China Ltd. Class H	1,407,000	897

Bank of Chongqing Co. Ltd. Class H	49,500	46

Bank of Communications Co. Ltd. Class H	216,000	186

Bank of Guiyang Co. Ltd. Class A	62,200	47

Bank of Hangzhou Co. Ltd. Class A	13,300	28

Bank of Jiangsu Co. Ltd. Class A	146,400	233

Bank of Nanjing Co. Ltd. Class A	47,400	69

Bank of Shanghai Co. Ltd. Class A	100,400	128

China Cinda Asset Management Co. Ltd. Class H	901,000	107

China CITIC Bank Corp. Ltd. Class H	322,000	273

China Construction Bank Corp. Class H	990,000	1,021

China Everbright Bank Co. Ltd. Class H	619,000	232

China International Capital Corp. Ltd. Class H	24,800	67

China Life Insurance Co. Ltd. Class H	124,000	424

China Minsheng Banking Corp. Ltd. Class H	765,500	307

China Pacific Insurance Group Co. Ltd. Class H	42,000	145

China Reinsurance Group Corp. Class H	269,000	38

China Zheshang Bank Co. Ltd. Class H	326,000	88

Chongqing Rural Commercial Bank Co. Ltd. Class H	259,000	191

CITIC Securities Co. Ltd. Class H	42,500	148

GF Securities Co. Ltd. Class H	28,600	62

Guotai Haitong Securities Co. Ltd. Class H	53,360	101

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Huatai Securities Co. Ltd. Class H	37,200	$80

Huaxia Bank Co. Ltd. Class A	116,400	110

Industrial & Commercial Bank of China Ltd. Class H	1,285,000	1,056

Industrial Bank Co. Ltd. Class A	116,000	283

New China Life Insurance Co. Ltd. Class H	31,600	186

Ping An Insurance Group Co. of China Ltd. Class H	196,000	1,282

Shanghai Pudong Development Bank Co. Ltd. Class A	159,700	203

Shanghai Rural Commercial Bank Co. Ltd. Class A	23,900	26

		8,827

HEALTH CARE 0.9%

China Resources Pharmaceutical Group Ltd.	131,500	71

CSPC Pharmaceutical Group Ltd.	677,680	605

Hansoh Pharmaceutical Group Co. Ltd.	20,000	76

Jointown Pharmaceutical Group Co. Ltd. Class A	17,643	12

Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	8,500	16

Shanghai Pharmaceuticals Holding Co. Ltd. Class H	16,400	24

Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,800	56

Sinopharm Group Co. Ltd. Class H	39,600	81

WuXi AppTec Co. Ltd. Class H	16,100	317

Yunnan Baiyao Group Co. Ltd. Class A	6,400	45

		1,303

INDUSTRIALS 3.0%

AECC Aviation Power Co. Ltd. Class A	8,500	48

Bohai Leasing Co. Ltd. Class A (a)	92,000	55

China Communications Services Corp. Ltd. Class H	116,000	58

China CSSC Holdings Ltd. Class A (a)	15,400	77

China Eastern Airlines Corp. Ltd. Class H (a)	96,000	39

China Energy Engineering Corp. Ltd. Class H	952,000	135

China International Marine Containers Group Co. Ltd. Class H	141,500	135

China Lesso Group Holdings Ltd.	58,000	26

China Railway Group Ltd. Class H	602,000	255

China State Construction Engineering Corp. Ltd. Class A	383,500	246

CITIC Ltd.	145,000	197

Contemporary Amperex Technology Co. Ltd. Class A	9,000	523

COSCO SHIPPING Development Co. Ltd. Class H	296,000	33

COSCO SHIPPING Holdings Co. Ltd. Class H	291,500	484

Daqin Railway Co. Ltd. Class A	90,100	61

Dongfang Electric Corp. Ltd. Class H	9,000	25

Eve Energy Co. Ltd. Class A	4,000	39

Fosun International Ltd.	49,000	25

Goldwind Science & Technology Co. Ltd. Class H	20,800	28

Jiangsu Expressway Co. Ltd. Class H	56,000	66

	SHARES	MARKET VALUE (000S)

Jiangsu Zhongtian Technology Co. Ltd. Class A	14,800	$134

Metallurgical Corp. of China Ltd. Class H	497,000	84

NARI Technology Co. Ltd. Class A	15,200	51

Power Construction Corp. of China Ltd. Class A	229,400	159

Qingdao Port International Co. Ltd. Class H	45,000	36

Sany Heavy Industry Co. Ltd. Class A	41,000	105

Shanghai Construction Group Co. Ltd. Class A	233,200	77

Shanghai Electric Group Co. Ltd. Class H	52,000	23

Shanghai Tunnel Engineering Co. Ltd. Class A	65,000	50

Shanxi Coal International Energy Group Co. Ltd. Class A	23,700	38

Shenzhen Inovance Technology Co. Ltd. Class A	6,100	60

Sichuan Road & Bridge Group Co. Ltd. Class A	16,580	19

Sinopec Engineering Group Co. Ltd. Class H	59,000	37

Sinotrans Ltd. Class H	128,000	62

Sinotruk Hong Kong Ltd.	29,000	143

Sungrow Power Supply Co. Ltd. Class A	4,400	103

TBEA Co. Ltd. Class A	19,000	63

Weichai Power Co. Ltd. Class H	37,000	162

Xiamen C & D, Inc. Class A	40,800	48

Xiamen ITG Group Corp. Ltd. Class A	76,100	61

Yutong Bus Co. Ltd. Class A	9,700	38

Zhejiang Expressway Co. Ltd. Class H	84,000	64

Zhejiang Huayou Cobalt Co. Ltd. Class A	7,400	53

ZTO Express Cayman, Inc. (d)	11,900	263

		4,488

INFORMATION TECHNOLOGY 2.3%

360 Security Technology, Inc. Class A	15,500	20

Avary Holding Shenzhen Co. Ltd. Class A	15,400	241

BOE Technology Group Co. Ltd. Class A	49,300	63

China Railway Signal & Communication Corp. Ltd. Class H	181,000	74

Foxconn Industrial Internet Co. Ltd. Class A	29,600	319

Hengtong Optic-electric Co. Ltd. Class A	8,700	142

IEIT Systems Co. Ltd. Class A	4,400	46

JCET Group Co. Ltd. Class A	9,100	140

Lenovo Group Ltd.	628,000	1,864

Lens Technology Co. Ltd. Class A	9,100	73

LONGi Green Energy Technology Co. Ltd. Class A	18,700	36

Luxshare Precision Industry Co. Ltd. Class A (a)	12,100	126

Sunny Optical Technology Group Co. Ltd.	20,200	158

Tianma Microelectronics Co. Ltd. Class A (a)	38,300	56

Unisplendour Corp. Ltd. Class A	10,400	45

		3,403

	SHARES	MARKET VALUE (000S)
MATERIALS 3.3%

Aluminum Corp. of China Ltd. Class H	654,000	$628

Angang Steel Co. Ltd. Class H (a)	80,000	11

Anhui Conch Cement Co. Ltd. Class H	138,000	296

Baoshan Iron & Steel Co. Ltd. Class A	181,200	145

BBMG Corp. Class H	720,000	51

China Hongqiao Group Ltd.	314,500	811

China Jushi Co. Ltd. Class A	12,400	134

China National Building Material Co. Ltd. Class H	284,000	194

China Northern Rare Earth Group High-Tech Co. Ltd. Class A	7,400	53

CMOC Group Ltd. Class H	123,000	240

Ganfeng Lithium Group Co. Ltd. Class H	10,600	68

Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	8,000	25

Hengli Petrochemical Co. Ltd. Class A	37,300	98

Hengyi Petrochemical Co. Ltd. Class A	24,600	49

Huaxin Building Materials Group Co. Ltd. Class H	71,900	106

Hunan Valin Steel Co. Ltd. Class A	85,000	44

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	49,700	33

Jiangxi Copper Co. Ltd. Class H	148,000	591

Luxi Chemical Group Co. Ltd. Class A	28,600	51

Maanshan Iron & Steel Co. Ltd. Class H (a)	280,000	60

Nanjing Iron & Steel Co. Ltd. Class A	60,100	41

Ningxia Baofeng Energy Group Co. Ltd. Class A	12,300	37

Qinghai Salt Lake Industry Co. Ltd. Class A (a)	12,900	58

Satellite Chemical Co. Ltd. Class A	9,000	31

Shandong Gold Mining Co. Ltd. Class H	17,000	37

Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (a)	4,900	17

Sinopec Shanghai Petrochemical Co. Ltd. Class H	196,000	27

Tianqi Lithium Corp. Class H	14,800	76

Tongling Nonferrous Metals Group Co. Ltd. Class A	144,000	136

Wanhua Chemical Group Co. Ltd. Class A	6,100	62

Western Mining Co. Ltd. Class A	10,200	41

Yunnan Aluminium Co. Ltd. Class A	18,500	61

Yunnan Copper Co. Ltd. Class A	21,600	51

Yunnan Yuntianhua Co. Ltd. Class A	26,600	119

Zhejiang NHU Co. Ltd. Class A	15,200	64

Zhongjin Gold Corp. Ltd. Class A	19,100	52

Zijin Mining Group Co. Ltd. Class H	118,000	417

		5,015

REAL ESTATE 0.4%

China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	35,200	33

China Vanke Co. Ltd. Class H (a)	745,500	202

Country Garden Services Holdings Co. Ltd.	37,000	23

Gemdale Corp. Class A	34,900	11

Greentown China Holdings Ltd.	93,000	80

12	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)

Longfor Group Holdings Ltd.	154,500	$118

Seazen Group Ltd. (a)	352,000	60

Seazen Holdings Co. Ltd. Class A (a)	34,000	52

Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	46,900	11

Sunac China Holdings Ltd. (a)	321,000	26

		616

UTILITIES 0.7%

CGN Power Co. Ltd. Class H	837,000	286

China National Nuclear Power Co. Ltd. Class A	107,300	143

China Yangtze Power Co. Ltd. Class A	66,100	258

Datang International Power Generation Co. Ltd. Class H	296,000	91

ENN Energy Holdings Ltd.	23,200	120

ENN Natural Gas Co. Ltd. Class A (a)	10,500	24

GD Power Development Co. Ltd. Class A	86,100	59

Huadian Power International Corp. Ltd. Class H	74,000	35

Huaneng Power International, Inc. Class H	60,000	42

SDIC Power Holdings Co. Ltd. Class A	10,000	20

		1,078

Total China		34,064

GREECE 0.3%

COMMUNICATION SERVICES 0.1%

Hellenic Telecommunications Organization SA	3,786	84

CONSUMER DISCRETIONARY 0.0%

Jumbo SA	2,214	57

ENERGY 0.1%

HELLENiQ ENERGY Holdings SA	2,468	31

Motor Oil Hellas Corinth Refineries SA	1,272	56

		87

INDUSTRIALS 0.1%

Star Bulk Carriers Corp.	5,889	147

UTILITIES 0.0%

Public Power Corp. SA (a)	1,291	34

Total Greece		409

HONG KONG 1.4%

CONSUMER DISCRETIONARY 0.1%

Geely Automobile Holdings Ltd.	89,000	192

Topsports International Holdings Ltd.	42,000	9

		201

CONSUMER STAPLES 0.0%

China Resources Beer Holdings Co. Ltd.	19,000	52

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.5%

BOC Hong Kong Holdings Ltd.	81,000	$439

China Taiping Insurance Holdings Co. Ltd.	85,600	198

Far East Horizon Ltd.	71,000	49

		686

INDUSTRIALS 0.2%

China Everbright Environment Group Ltd.	88,000	51

Orient Overseas International Ltd.	8,500	132

Shenzhen International Holdings Ltd.	51,000	35

		218

REAL ESTATE 0.4%

China Jinmao Holdings Group Ltd.	598,000	94

China Overseas Land & Investment Ltd.	180,000	278

China Resources Land Ltd.	45,500	175

		547

UTILITIES 0.2%

Beijing Enterprises Holdings Ltd.	16,500	56

China Resources Gas Group Ltd.	24,000	45

China Resources Power Holdings Co. Ltd.	24,000	52

Guangdong Investment Ltd.	114,000	113

Kunlun Energy Co. Ltd.	122,000	100

		366

Total Hong Kong		2,070

INDIA 5.0%

COMMUNICATION SERVICES 0.4%

Bharti Airtel Ltd.	17,967	352

Indus Towers Ltd. (a)	14,001	58

Vodafone Idea Ltd. (a)	1,193,297	182

		592

CONSUMER DISCRETIONARY 0.4%

Bajaj Auto Ltd.	1,241	128

Eicher Motors Ltd.	1,914	143

Hero MotoCorp Ltd.	3,918	199

TVS Motor Co. Ltd.	2,866	105

		575

CONSUMER STAPLES 0.5%

Britannia Industries Ltd.	795	43

Colgate-Palmolive India Ltd.	1,352	29

Dabur India Ltd.	4,461	20

Hindustan Unilever Ltd.	8,415	189

ITC Ltd.	123,382	374

Marico Ltd.	3,625	32

Nestle India Ltd.	2,296	34

		721

ENERGY 0.8%

Bharat Petroleum Corp. Ltd.	96,415	310

Chennai Petroleum Corp. Ltd.	1,642	20

Coal India Ltd.	39,758	185

Hindustan Petroleum Corp. Ltd.	45,742	191

Indian Oil Corp. Ltd.	113,105	167

	SHARES	MARKET VALUE (000S)

Oil & Natural Gas Corp. Ltd.	133,256	$331

Petronet LNG Ltd.	21,607	64

		1,268

FINANCIALS 0.4%

Aditya Birla Capital Ltd. (a)	15,785	65

AU Small Finance Bank Ltd. (a)	5,342	59

Indian Bank	4,564	39

IndusInd Bank Ltd.	11,161	109

L&T Finance Ltd.	13,359	44

Muthoot Finance Ltd.	1,883	60

Power Finance Corp. Ltd.	19,201	86

RBL Bank Ltd. (a)	9,930	39

Sammaan Capital Ltd.	29,807	55

		556

HEALTH CARE 0.3%

Alkem Laboratories Ltd.	454	27

Cipla Ltd.	4,100	63

Divi’s Laboratories Ltd.	842	59

Dr. Reddy’s Laboratories Ltd.	4,965	71

Glenmark Pharmaceuticals Ltd.	1,288	30

Lupin Ltd.	1,668	43

Sun Pharmaceutical Industries Ltd.	5,632	111

Torrent Pharmaceuticals Ltd.	1,153	56

Zydus Lifesciences Ltd.	3,219	38

		498

INDUSTRIALS 0.1%

Ashok Leyland Ltd.	79,591	133

Bharat Electronics Ltd.	19,515	85

Supreme Industries Ltd.	1,085	36

		254

INFORMATION TECHNOLOGY 0.7%

HCL Technologies Ltd.	14,119	160

Infosys Ltd.	30,748	326

LTM Ltd.	503	19

Mphasis Ltd.	1,627	37

Oracle Financial Services Software Ltd.	240	28

Redington Ltd.	18,291	54

Tata Consultancy Services Ltd.	13,645	293

Tech Mahindra Ltd.	5,921	88

		1,005

MATERIALS 0.7%

Asian Paints Ltd.	3,392	94

Coromandel International Ltd.	2,573	55

Jindal Steel Ltd.	9,006	101

National Aluminium Co. Ltd.	56,600	204

NMDC Ltd.	78,225	70

Rain Industries Ltd.	9,770	19

Steel Authority of India Ltd.	63,546	117

UltraTech Cement Ltd.	473	56

Vedanta Ltd.	104,416	311

		1,027

UTILITIES 0.7%

Adani Power Ltd. (a)	194,087	459

NHPC Ltd.	49,307	42

NTPC Ltd.	47,741	180

Power Grid Corp. of India Ltd.	99,048	300

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

PTC India Ltd.	18,138	$35

Reliance Power Ltd. (a)	130,926	35

		1,051

Total India		7,547

INDONESIA 0.4%

COMMUNICATION SERVICES 0.1%

Telkom Indonesia Persero Tbk. PT	1,243,400	165

XLSMART Telecom Sejahtera Tbk. PT	127,800	17

		182

CONSUMER STAPLES 0.1%

Indofood CBP Sukses Makmur Tbk. PT	60,900	23

Indofood Sukses Makmur Tbk. PT	29,300	11

Japfa Comfeed Indonesia Tbk. PT	185,200	20

Sumber Alfaria Trijaya Tbk. PT	314,300	25

		79

ENERGY 0.1%

Adaro Andalan Indonesia PT	30,200	13

Alamtri Resources Indonesia Tbk. PT	1,019,700	129

United Tractors Tbk. PT	46,200	60

		202

FINANCIALS 0.1%

Bank Central Asia Tbk. PT	319,000	99

HEALTH CARE 0.0%

Kalbe Farma Tbk. PT	422,100	18

MATERIALS 0.0%

Indah Kiat Pulp & Paper Tbk. PT	26,500	10

Vale Indonesia Tbk. PT	46,400	11

		21

UTILITIES 0.0%

Perusahaan Gas Negara Persero Tbk. PT	334,600	26

Total Indonesia		627

IRELAND 0.4%

CONSUMER DISCRETIONARY 0.4%

PDD Holdings, Inc. (a)	8,088	617

Total Ireland		617

KUWAIT 0.3%

COMMUNICATION SERVICES 0.0%

Mobile Telecommunications Co. KSCP	20,181	40

FINANCIALS 0.3%

Al Ahli Bank of Kuwait KSCP	4,748	4

Boubyan Bank KSCP	17,725	36

Gulf Bank KSCP	71,482	82

Kuwait Finance House KSCP	56,616	140

National Bank of Kuwait SAKP	36,869	96

		358

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.0%

National Industries Group Holding SAK	7,219	$6

MATERIALS 0.0%

National Industries Co. KSC	288	0

REAL ESTATE 0.0%

Mabanee Co. KPSC	2,077	6

Total Kuwait		410

MALAYSIA 1.1%

COMMUNICATION SERVICES 0.1%

Axiata Group Bhd.	51,600	27

Telekom Malaysia Bhd.	33,700	61

		88

CONSUMER DISCRETIONARY 0.0%

Genting Bhd.	54,000	29

CONSUMER STAPLES 0.1%

IOI Corp. Bhd.	32,400	33

Kuala Lumpur Kepong Bhd.	3,800	20

SD Guthrie Bhd.	55,900	82

United Plantations Bhd.	2,300	19

		154

FINANCIALS 0.4%

AMMB Holdings Bhd.	41,500	65

CIMB Group Holdings Bhd.	81,300	148

Hong Leong Bank Bhd.	8,000	42

Malayan Banking Bhd.	62,300	165

Public Bank Bhd.	115,000	136

RHB Bank Bhd.	25,800	52

		608

HEALTH CARE 0.1%

IHH Healthcare Bhd.	23,000	48

Top Glove Corp. Bhd.	333,500	56

		104

INDUSTRIALS 0.2%

Gamuda Bhd.	58,600	63

IJM Corp. Bhd.	68,500	38

MISC Bhd.	23,100	44

Sime Darby Bhd.	95,100	50

Sunway Bhd.	44,300	56

		251

MATERIALS 0.1%

Petronas Chemicals Group Bhd.	35,600	35

Press Metal Aluminium Holdings Bhd.	68,200	129

		164

UTILITIES 0.1%

Tenaga Nasional Bhd.	40,300	141

YTL Corp. Bhd.	61,580	31

YTL Power International Bhd.	46,380	48

		220

Total Malaysia		1,618

	SHARES	MARKET VALUE (000S)
MEXICO 2.1%

COMMUNICATION SERVICES 0.5%

America Movil SAB de CV	461,406	$598

Grupo Televisa SAB	38,902	21

Megacable Holdings SAB de CV	13,380	48

		667

CONSUMER STAPLES 0.8%

Arca Continental SAB de CV	10,950	131

Coca-Cola Femsa SAB de CV	17,056	180

Fomento Economico Mexicano SAB de CV	25,287	322

Gruma SAB de CV Class B	3,702	59

Grupo Bimbo SAB de CV	15,221	50

Sigma Foods SAB de CV	80,175	74

Wal-Mart de Mexico SAB de CV	141,515	416

		1,232

INDUSTRIALS 0.0%

Grupo Aeroportuario del Sureste SAB de CV Class B	2,064	63

MATERIALS 0.8%

Cemex SAB de CV	315,488	379

Grupo Mexico SAB de CV	61,266	695

Industrias Penoles SAB de CV	1,605	70

Orbia Advance Corp. SAB de CV	35,679	46

		1,190

Total Mexico		3,152

NETHERLANDS 0.0%

REAL ESTATE 0.0%

NEPI Rockcastle NV	4,513	40

Total Netherlands		40

PHILIPPINES 0.2%

COMMUNICATION SERVICES 0.0%

PLDT, Inc.	1,700	31

FINANCIALS 0.1%

Bank of the Philippine Islands	4,850	8

BDO Unibank, Inc.	6,270	12

Metropolitan Bank & Trust Co.	14,560	15

		35

INDUSTRIALS 0.1%

International Container Terminal Services, Inc.	12,200	178

UTILITIES 0.0%

Manila Electric Co.	1,990	19

Total Philippines		263

POLAND 0.6%

COMMUNICATION SERVICES 0.0%

Cyfrowy Polsat SA (a)	8,141	33

Orange Polska SA	8,566	32

		65

14	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

LPP SA	6	$29

ENERGY 0.2%

ORLEN SA	8,501	286

INFORMATION TECHNOLOGY 0.1%

Asseco Poland SA	1,481	66

MATERIALS 0.2%

Jastrzebska Spolka Weglowa SA (a)	3,170	21

KGHM Polska Miedz SA	2,900	256

		277

UTILITIES 0.1%

PGE Polska Grupa Energetyczna SA (a)	31,033	78

Tauron Polska Energia SA	27,826	68

		146

Total Poland		869

QATAR 0.2%

COMMUNICATION SERVICES 0.0%

Ooredoo QPSC	8,199	30

ENERGY 0.0%

Qatar Gas Transport Co. Ltd.	26,357	31

FINANCIALS 0.1%

Al Rayan Bank	30,414	17

Commercial Bank PSQC	10,686	12

Qatar Islamic Bank QPSC	9,494	57

Qatar National Bank QPSC	16,587	79

		165

INDUSTRIALS 0.1%

Industries Qatar QSC	12,768	38

Total Qatar		264

RUSSIA 0.0%

ENERGY 0.0%

Gazprom Neft PJSC «	13,620	0

Gazprom PJSC «	635,130	0

LUKOIL PJSC «	15,703	0

Novatek PJSC «	21,924	0

Rosneft Oil Co. PJSC «	66,050	0

Surgutneftegas PAO «	701,700	0

Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%

Sberbank of Russia PJSC «	117,340	0

VTB Bank PJSC «	119,798	0

		0

MATERIALS 0.0%

GMK Norilskiy Nickel PAO «(a)	126,900	0

Magnitogorsk Iron & Steel Works PJSC «(a)	160,600	0

Novolipetsk Steel PJSC «(a)	88,470	0

	SHARES	MARKET VALUE (000S)

Severstal PAO «(a)	17,344	$0

		0

UTILITIES 0.0%

Federal Grid Co-Rosseti PJSC «	22,174,692	0

Inter RAO UES PJSC «	1,587,500	0

		0

Total Russia		0

SAUDI ARABIA 1.0%

COMMUNICATION SERVICES 0.2%

Etihad Etisalat Co.	2,036	33

Mobile Telecommunications Co. Saudi Arabia (a)	4,152	12

Saudi Telecom Co.	19,335	222

		267

CONSUMER DISCRETIONARY 0.0%

Jarir Marketing Co.	11,152	50

CONSUMER STAPLES 0.1%

Almarai Co. JSC	4,452	54

Nahdi Medical Co.	766	19

		73

ENERGY 0.4%

Saudi Arabian Oil Co.	93,363	649

FINANCIALS 0.0%

Bupa Arabia for Cooperative Insurance Co.	374	17

		17

HEALTH CARE 0.0%

Dr. Sulaiman Al Habib Medical Services Group Co.	394	22

MATERIALS 0.2%

SABIC Agri-Nutrients Co.	4,409	145

Sahara International Petrochemical Co.	4,338	16

Saudi Basic Industries Corp.	11,739	161

Yanbu National Petrochemical Co.	2,544	20

		342

REAL ESTATE 0.0%

Arabian Centres Co.	4,086	19

Dar Al Arkan Real Estate Development Co. (a)	6,322	30

		49

UTILITIES 0.1%

Saudi Energy Co.	10,712	51

Total Saudi Arabia		1,520

SOUTH AFRICA 3.3%

COMMUNICATION SERVICES 0.4%

MTN Group Ltd.	39,531	550

Telkom SA SOC Ltd.	12,213	42

Vodacom Group Ltd.	7,983	74

		666

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.2%

Motus Holdings Ltd.	6,170	$42

Mr. Price Group Ltd.	5,218	57

Naspers Ltd. Class N	3,552	179

Woolworths Holdings Ltd.	14,356	44

		322

CONSUMER STAPLES 0.2%

Shoprite Holdings Ltd.	10,433	188

SPAR Group Ltd.	7,937	22

Tiger Brands Ltd.	4,232	76

		286

ENERGY 0.1%

Exxaro Resources Ltd.	6,117	76

Thungela Resources Ltd.	7,463	42

		118

FINANCIALS 0.2%

FirstRand Ltd.	66,905	398

INDUSTRIALS 0.1%

Bidvest Group Ltd.	6,784	99

MATERIALS 2.1%

African Rainbow Minerals Ltd.	4,852	53

Gold Fields Ltd.	26,733	897

Harmony Gold Mining Co. Ltd.	2,645	40

Impala Platinum Holdings Ltd.	32,646	343

Kumba Iron Ore Ltd.	2,922	52

Northam Platinum Holdings Ltd.	4,785	69

Sasol Ltd. (a)	46,615	461

Sibanye Stillwater Ltd.	278,775	592

Valterra Platinum Ltd.	9,109	612

		3,119

Total South Africa		5,008

SOUTH KOREA 20.6%

COMMUNICATION SERVICES 0.3%

LG Uplus Corp.	9,663	87

SK Telecom Co. Ltd.	6,710	383

		470

CONSUMER DISCRETIONARY 4.2%

Hankook Tire & Technology Co. Ltd.	3,080	124

Hyundai Mobis Co. Ltd.	3,058	1,007

Hyundai Motor Co.	10,008	3,262

Kia Corp.	7,515	679

LG Electronics, Inc.	8,693	1,159

Lotte Shopping Co. Ltd.	896	99

		6,330

CONSUMER STAPLES 0.3%

CJ CheilJedang Corp.	662	79

E-MART, Inc.	1,864	100

KT&G Corp.	2,431	268

LG H&H Co. Ltd.	341	51

		498

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
ENERGY 0.5%

HD Hyundai Co. Ltd.	1,789	$233

S-Oil Corp.	3,003	206

SK Innovation Co. Ltd. (a)	3,453	213

		652

FINANCIALS 2.6%

BNK Financial Group, Inc.	10,740	119

DB Insurance Co. Ltd.	1,776	155

Hana Financial Group, Inc.	6,321	472

Hanwha Life Insurance Co. Ltd.	15,727	46

Hyundai Marine & Fire Insurance Co. Ltd.	3,981	90

Industrial Bank of Korea	14,594	189

Korea Investment Holdings Co. Ltd.	1,752	254

Meritz Financial Group, Inc.	1,447	99

Mirae Asset Securities Co. Ltd.	6,005	169

Samsung Card Co. Ltd.	780	24

Samsung Fire & Marine Insurance Co. Ltd.	998	403

Samsung Life Insurance Co. Ltd.	2,827	744

Shinhan Financial Group Co. Ltd.	12,072	757

Woori Financial Group, Inc.	19,798	374

		3,895

INDUSTRIALS 4.2%

CJ Corp.	1,300	131

CJ Logistics Corp.	889	43

Daewoo Engineering & Construction Co. Ltd. (a)	24,191	300

DL E&C Co. Ltd.	3,253	136

Doosan Co. Ltd.	1,121	1,098

Doosan Enerbility Co. Ltd. (a)	12,673	722

GS Engineering & Construction Corp.	7,580	125

GS Holdings Corp.	2,917	125

Hanwha Corp.	3,563	233

Hyundai Engineering & Construction Co. Ltd.	7,059	529

Hyundai Glovis Co. Ltd.	2,687	322

LG Corp.	2,594	164

Lotte Corp.	2,078	31

LS Corp.	1,457	351

LX International Corp.	2,713	65

Posco International Corp.	960	30

Samsung C&T Corp.	1,775	550

Samsung E&A Co. Ltd.	4,080	127

SK, Inc.	2,247	1,232

		6,314

INFORMATION TECHNOLOGY 6.7%

LG Display Co. Ltd. (a)	29,702	224

LG Innotek Co. Ltd.	594	385

Samsung Electro-Mechanics Co. Ltd.	2,467	3,573

Samsung Electronics Co. Ltd.	10,512	2,332

Samsung SDI Co. Ltd.	1,735	553

SK Hynix, Inc.	1,676	2,957

		10,024

MATERIALS 1.2%

Hyundai Steel Co.	8,677	159

KCC Corp.	255	81

Korea Zinc Co. Ltd.	109	77

Kumho Petrochemical Co. Ltd.	921	68

	SHARES	MARKET VALUE (000S)

LG Chem Ltd.	1,996	$366

Lotte Chemical Corp.	1,010	42

POSCO Holdings, Inc.	4,954	1,024

		1,817

UTILITIES 0.6%

Korea Electric Power Corp.	32,517	784

Korea Gas Corp.	3,751	77

		861

Total South Korea		30,861

SWITZERLAND 0.0%

CONSUMER DISCRETIONARY 0.0%

Allwyn AG	3,236	52

Total Switzerland		52

TAIWAN 28.7%

COMMUNICATION SERVICES 0.4%

Chunghwa Telecom Co. Ltd.	88,000	390

Far EasTone Telecommunications Co. Ltd.	23,000	76

Taiwan Mobile Co. Ltd.	38,000	139

		605

CONSUMER DISCRETIONARY 0.1%

Cheng Shin Rubber Industry Co. Ltd.	25,000	24

Eclat Textile Co. Ltd.	5,000	49

Feng TAY Enterprise Co. Ltd.	16,560	37

Nien Made Enterprise Co. Ltd.	2,000	22

Pou Chen Corp.	102,000	81

		213

CONSUMER STAPLES 0.2%

Great Wall Enterprise Co. Ltd.	10,008	18

President Chain Store Corp.	11,000	77

Uni-President Enterprises Corp.	75,000	176

		271

ENERGY 0.1%

Formosa Petrochemical Corp.	63,000	109

FINANCIALS 2.1%

Cathay Financial Holding Co. Ltd.	43,200	134

Chang Hwa Commercial Bank Ltd.	160,048	121

CTBC Financial Holding Co. Ltd.	318,000	713

E.Sun Financial Holding Co. Ltd.	121,774	132

First Financial Holding Co. Ltd.	79,326	82

Fubon Financial Holding Co. Ltd.	96,230	393

Hua Nan Financial Holdings Co. Ltd. Class C	113,013	136

KGI Financial Holding Co. Ltd.	294,797	268

Mega Financial Holding Co. Ltd.	107,515	156

Shanghai Commercial & Savings Bank Ltd.	32,712	44

SinoPac Financial Holdings Co. Ltd.	198,476	250

Taiwan Business Bank	106,065	59

Taiwan Cooperative Financial Holding Co. Ltd.	85,148	67

TS Financial Holding Co. Ltd.	204,724	215

Yuanta Financial Holding Co. Ltd.	200,724	417

		3,187

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.6%

Evergreen Marine Corp. Taiwan Ltd.	65,000	$377

Far Eastern New Century Corp.	71,000	64

Taiwan Glass Industry Corp. (a)	46,000	111

Taiwan High Speed Rail Corp.	18,000	15

Teco Electric & Machinery Co. Ltd.	48,000	107

Walsin Lihwa Corp.	51,000	60

Yang Ming Marine Transport Corp.	117,000	191

		925

INFORMATION TECHNOLOGY 23.3%

Accton Technology Corp.	19,000	1,516

Acer, Inc.	63,000	66

Advantech Co. Ltd.	7,119	111

ASE Technology Holding Co. Ltd.	192,000	4,285

Asustek Computer, Inc.	32,000	710

AUO Corp.	463,600	484

Catcher Technology Co. Ltd.	25,000	165

Cheng Uei Precision Industry Co. Ltd.	21,000	25

Chicony Electronics Co. Ltd.	26,000	86

Compal Electronics, Inc.	277,000	310

Compeq Manufacturing Co. Ltd.	33,000	245

Delta Electronics, Inc.	56,000	3,517

Elite Material Co. Ltd. (a)	10,000	1,729

Foxconn Technology Co. Ltd.	49,000	86

General Interface Solution GIS Holding Ltd. (a)	16,000	35

Hon Hai Precision Industry Co. Ltd.	233,600	1,864

Innolux Corp.	528,592	1,170

Inventec Corp.	143,000	303

King Yuan Electronics Co. Ltd. (a)	36,000	390

Kinpo Electronics	36,000	40

Largan Precision Co. Ltd.	1,290	175

Lite-On Technology Corp.	153,000	1,083

Macronix International Co. Ltd.	82,000	413

MediaTek, Inc.	18,000	2,453

Micro-Star International Co. Ltd.	22,000	102

Mitac Holdings Corp.	53,500	148

Nan Ya Printed Circuit Board Corp.	10,000	380

Nanya Technology Corp. (a)	40,000	585

Novatek Microelectronics Corp.	12,000	203

Pegatron Corp.	62,000	164

Powerchip Semiconductor Manufacturing Corp. (a)	108,000	279

Powertech Technology, Inc.	62,000	670

Primax Electronics Ltd.	21,000	44

Quanta Computer, Inc.	44,000	513

Radiant Opto-Electronics Corp.	20,000	55

Realtek Semiconductor Corp.	8,000	204

Silicon Motion Technology Corp.	1,783	594

Supreme Electronics Co. Ltd.	40,861	120

Synnex Technology International Corp.	41,000	118

Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	2,051

TPK Holding Co. Ltd.	28,000	71

Tripod Technology Corp.	21,000	346

Unimicron Technology Corp.	42,000	1,447

Winbond Electronics Corp.	98,000	658

Wistron Corp.	71,347	360

Wiwynn Corp.	4,000	591

WPG Holdings Ltd.	83,560	283

WT Microelectronics Co. Ltd.	62,880	426

Yageo Corp.	55,000	2,006

Zhen Ding Technology Holding Ltd.	60,000	1,209

		34,888

16	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)
MATERIALS 1.8%

Asia Cement Corp.	52,000	$58

China Steel Corp.	331,000	196

Eternal Materials Co. Ltd.	27,300	64

Formosa Chemicals & Fibre Corp.	219,000	377

Formosa Plastics Corp.	156,000	268

Nan Ya Plastics Corp.	298,000	1,586

TA Chen Stainless Pipe	55,172	70

TCC Group Holdings Co. Ltd.	156,553	119

Tung Ho Steel Enterprise Corp.	17,020	36

		2,774

REAL ESTATE 0.1%

Highwealth Construction Corp.	43,726	59

Ruentex Development Co. Ltd.	25,380	22

		81

Total Taiwan		43,053

THAILAND 4.0%

COMMUNICATION SERVICES 0.3%

Advanced Info Service PCL	32,000	355

Digital Telecommunications Infrastructure Fund Class F	205,400	62

		417

CONSUMER DISCRETIONARY 0.0%

Sri Trang Agro-Industry PCL	134,500	69

CONSUMER STAPLES 0.2%

Charoen Pokphand Foods PCL	243,900	144

CP ALL PCL	73,900	104

Thai Beverage PCL	151,100	51

Thai Union Group PCL	84,200	30

		329

ENERGY 1.1%

Bangchak Corp. PCL	63,500	65

Banpu PCL	674,800	109

IRPC PCL	985,600	54

PTT Exploration & Production PCL	20,100	81

PTT PCL	1,133,500	1,213

Thai Oil PCL	111,500	163

		1,685

FINANCIALS 0.7%

Bangkok Bank PCL	38,700	210

Kasikornbank PCL	64,000	421

Kiatnakin Phatra Bank PCL	24,800	75

SCB X PCL	17,300	77

Thanachart Capital PCL	30,800	63

Tisco Financial Group PCL	39,700	141

		987

HEALTH CARE 0.1%

Bangkok Dusit Medical Services PCL Class F	230,900	135

INDUSTRIALS 0.2%

Airports of Thailand PCL	118,000	230

Regional Container Lines PCL	13,000	12

		242

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 1.1%

Delta Electronics Thailand PCL	94,700	$944

Fabrinet (a)	1,116	628

		1,572

MATERIALS 0.3%

Indorama Ventures PCL	59,300	40

PTT Global Chemical PCL	264,100	267

Siam Cement PCL	28,900	213

		520

REAL ESTATE 0.0%

Land & Houses PCL	243,100	28

Supalai PCL	70,100	34

		62

UTILITIES 0.0%

Ratch Group PCL	26,550	25

Total Thailand		6,043

TURKEY 0.7%

COMMUNICATION SERVICES 0.0%

Turkcell Iletisim Hizmetleri AS	23,332	54

CONSUMER DISCRETIONARY 0.0%

Ford Otomotiv Sanayi AS	9,352	17

CONSUMER STAPLES 0.2%

Anadolu Efes Biracilik Ve Malt Sanayii AS	77,732	35

BIM Birlesik Magazalar AS	22,004	173

Coca-Cola Icecek AS	16,303	29

		237

FINANCIALS 0.1%

Is Yatirim Menkul Degerler AS Class A	78,144	60

INDUSTRIALS 0.3%

Aselsan Elektronik Sanayi Ve Ticaret AS	48,268	357

Enka Insaat ve Sanayi AS	26,689	52

Tekfen Holding AS	9,912	29

Turkiye Sise ve Cam Fabrikalari AS	25,478	24

		462

MATERIALS 0.1%

Eregli Demir ve Celik Fabrikalari TAS	156,639	136

UTILITIES 0.0%

Enerjisa Enerji AS	12,670	28

		28

Total Turkey		994

UNITED ARAB EMIRATES 0.8%

COMMUNICATION SERVICES 0.1%

Emirates Telecommunications Group Co. PJSC	16,693	87

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.1%

Abu Dhabi National Oil Co. for Distribution PJSC	71,004	$76

ENERGY 0.1%

ADNOC Drilling Co. PJSC	36,501	57

Adnoc Gas PLC	70,194	66

		123

FINANCIALS 0.4%

Abu Dhabi Commercial Bank PJSC	19,098	75

Abu Dhabi Islamic Bank PJSC	13,735	77

Dubai Islamic Bank PJSC	41,885	85

Emirates NBD Bank PJSC	21,785	176

First Abu Dhabi Bank PJSC	34,203	159

		572

INDUSTRIALS 0.0%

Dubai Investments PJSC	50,096	50

MATERIALS 0.0%

Borouge PLC	97,430	67

REAL ESTATE 0.1%

Emaar Development PJSC	34,679	131

UTILITIES 0.0%

Dubai Electricity & Water Authority PJSC	88,119	67

Total United Arab Emirates		1,173

UNITED STATES 0.3%

HEALTH CARE 0.3%

BeOne Medicines Ltd. Class H (a)	18,000	392

Total United States		392

Total Common Stocks (Cost $104,124)		145,882

PREFERRED STOCKS 2.1%

BRAZIL 1.8%

INDUSTRIALS 0.5%

Braskem SA	10,600	13

Gerdau SA	86,814	350

Metalurgica Gerdau SA	91,585	163

Usinas Siderurgicas de Minas Gerais SA Usiminas	96,700	158

		684

UTILITIES 1.3%

Axia Energia SA	5,851	60

Cia Energetica de Minas Gerais	77,197	163

Isa Energia Brasil SA	20,921	114

Petroleo Brasileiro SA - Petrobras	215,098	1,575

		1,912

Total Brazil		2,596

CHILE 0.3%

INDUSTRIALS 0.3%

Embotelladora Andina SA	9,398	47

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Sociedad Quimica y Minera de Chile SA	5,506	$408

		455

Total Chile		455

RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	2,929	0

Transneft PJSC «	2,200	0

		0

Total Russia		0

Total Preferred Stocks (Cost $2,266)		3,051

REAL ESTATE INVESTMENT TRUSTS 0.0%

SOUTH AFRICA 0.0%

REAL ESTATE 0.0%

Growthpoint Properties Ltd.	43,916	46

Total Real Estate Investment Trusts (Cost $37)		46

	SHARES	MARKET VALUE (000S)
RIGHTS 0.0%

SOUTH KOREA 0.0%

INDUSTRIALS 0.0%

Hanwha Solutions Corp.	486	$2

Total Rights (Cost $0)		2

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 3.690% (c)	268,651	269

Total Mutual Funds (Cost $269)		269

Total Short-Term Instruments (Cost $269)		269

Total Investments in Securities (Cost $106,696)		149,250

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

PIMCO Government Money Market Fund
3.730% (b)(c)	9,464	$9

Total Short-Term Instruments (Cost $9)		9

Total Investments in Affiliates (Cost $9)		9

Total Investments 99.6% (Cost $106,705)		$149,259

Other Assets and Liabilities, net 0.4%		656

Net Assets 100.0%		$149,915

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)

Securities with an aggregate market value of $8 were out on loan in exchange for $9 of cash collateral as of June 30, 2026. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(c)	Coupon represents a 7-Day Yield.

(d) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Baidu, Inc. Class A	03/20/2026 - 06/18/2026	$426	$414	0.28%
ZTO Express Cayman, Inc.	03/20/2026 - 06/18/2026	281	263	0.18

		$707	$677	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities out on loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)		Net Exposure(2)
Master Securities Forward Transaction Agreement
UBS	$0	$0	$0	$8	$8		$(9)		$(1)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$8

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Preferred Securities	$9	$0	$0	$0	$9

Total Borrowings	$9	$0	$0	$0	$9

Payable for securities on loan - cash collateral					$9

(1)	Includes accrued interest
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

18	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$190	$0	$0	$190

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$190	$1	$0	$191

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$304	$0	$0	$304
Consumer Discretionary	597	0	0	597
Consumer Staples	307	0	0	307
Financials	253	0	0	253
Industrials	90	0	0	90
Materials	1,733	0	0	1,733
Utilities	651	0	0	651
Chile
Consumer Discretionary	151	0	0	151
Consumer Staples	167	0	0	167
Financials	469	0	0	469
Materials	23	0	0	23
Utilities	91	0	0	91
China
Communication Services	0	2,196	0	2,196
Consumer Discretionary	965	808	0	1,773
Consumer Staples	54	1,178	0	1,232
Energy	35	4,098	0	4,133
Financials	803	8,024	0	8,827
Health Care	0	1,303	0	1,303
Industrials	73	4,415	0	4,488
Information Technology	0	3,403	0	3,403
Materials	66	4,949	0	5,015
Real Estate	0	616	0	616
Utilities	20	1,058	0	1,078
Greece
Communication Services	0	84	0	84
Consumer Discretionary	0	57	0	57
Energy	87	0	0	87
Industrials	147	0	0	147
Utilities	0	34	0	34
Hong Kong
Consumer Discretionary	201	0	0	201
Consumer Staples	0	52	0	52
Financials	0	686	0	686
Industrials	0	218	0	218
Real Estate	0	547	0	547
Utilities	100	266	0	366
India
Communication Services	0	592	0	592
Consumer Discretionary	0	575	0	575
Consumer Staples	0	721	0	721
Energy	0	1,268	0	1,268
Financials	0	556	0	556
Health Care	0	498	0	498

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Industrials	$0	$254	$0	$254
Information Technology	0	1,005	0	1,005
Materials	0	1,027	0	1,027
Utilities	0	1,051	0	1,051
Indonesia
Communication Services	0	182	0	182
Consumer Staples	0	79	0	79
Energy	73	129	0	202
Financials	0	99	0	99
Health Care	0	18	0	18
Materials	0	21	0	21
Utilities	0	26	0	26
Ireland
Consumer Discretionary	617	0	0	617
Kuwait
Communication Services	0	40	0	40
Financials	0	358	0	358
Industrials	0	6	0	6
Real Estate	0	6	0	6
Malaysia
Communication Services	0	88	0	88
Consumer Discretionary	0	29	0	29
Consumer Staples	101	53	0	154
Financials	0	608	0	608
Health Care	0	104	0	104
Industrials	44	207	0	251
Materials	0	164	0	164
Utilities	0	220	0	220
Mexico
Communication Services	667	0	0	667
Consumer Staples	1,232	0	0	1,232
Industrials	63	0	0	63
Materials	1,190	0	0	1,190
Netherlands
Real Estate	0	40	0	40
Philippines
Communication Services	0	31	0	31
Financials	0	35	0	35
Industrials	0	178	0	178
Utilities	19	0	0	19
Poland
Communication Services	32	33	0	65
Consumer Discretionary	0	29	0	29
Energy	0	286	0	286
Information Technology	0	66	0	66
Materials	0	277	0	277
Utilities	0	146	0	146

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)	June 30, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Qatar
Communication Services	$30	$0	$0	$30
Energy	0	31	0	31
Financials	0	165	0	165
Industrials	38	0	0	38
Saudi Arabia
Communication Services	267	0	0	267
Consumer Discretionary	0	50	0	50
Consumer Staples	0	73	0	73
Energy	0	649	0	649
Financials	0	17	0	17
Health Care	22	0	0	22
Materials	16	326	0	342
Real Estate	30	19	0	49
Utilities	0	51	0	51
South Africa
Communication Services	116	550	0	666
Consumer Discretionary	57	265	0	322
Consumer Staples	22	264	0	286
Energy	76	42	0	118
Financials	0	398	0	398
Industrials	99	0	0	99
Materials	53	3,066	0	3,119
South Korea
Communication Services	0	470	0	470
Consumer Discretionary	0	6,330	0	6,330
Consumer Staples	0	498	0	498
Energy	0	652	0	652
Financials	0	3,895	0	3,895
Industrials	30	6,284	0	6,314
Information Technology	0	10,024	0	10,024
Materials	0	1,817	0	1,817
Utilities	0	861	0	861
Switzerland
Consumer Discretionary	0	52	0	52
Taiwan
Communication Services	0	605	0	605
Consumer Discretionary	0	213	0	213
Consumer Staples	0	271	0	271
Energy	0	109	0	109
Financials	0	3,187	0	3,187
Industrials	0	925	0	925
Information Technology	594	34,294	0	34,888
Materials	0	2,774	0	2,774
Real Estate	0	81	0	81
Thailand
Communication Services	62	355	0	417
Consumer Discretionary	0	69	0	69
Consumer Staples	0	329	0	329

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Energy	$65	$1,620	$0	$1,685
Financials	0	987	0	987
Health Care	0	135	0	135
Industrials	0	242	0	242
Information Technology	628	944	0	1,572
Materials	0	520	0	520
Real Estate	0	62	0	62
Utilities	0	25	0	25
Turkey
Communication Services	0	54	0	54
Consumer Discretionary	0	17	0	17
Consumer Staples	29	208	0	237
Financials	0	60	0	60
Industrials	357	105	0	462
Materials	0	136	0	136
Utilities	0	28	0	28
United Arab Emirates
Communication Services	0	87	0	87
Consumer Discretionary	0	76	0	76
Energy	0	123	0	123
Financials	0	572	0	572
Industrials	0	50	0	50
Materials	0	67	0	67
Real Estate	0	131	0	131
Utilities	0	67	0	67
United States
Health Care	0	392	0	392
Preferred Stocks
Brazil
Industrials	684	0	0	684
Utilities	1,912	0	0	1,912
Chile
Industrials	0	455	0	455
Real Estate Investment Trusts
South Africa
Real Estate	46	0	0	46
Rights
South Korea
Industrials	0	2	0	2
Short-Term Instruments
Mutual Funds	269	0	0	269

	$16,927	$132,323	$0	$149,250

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	9	0	0	9

Total Investments	$16,936	$132,323	$0	$149,259

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

20	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0%

COMMON STOCKS 97.5%

AUSTRALIA 4.2%

COMMUNICATION SERVICES 0.1%

CAR Group Ltd.	2,510	$45

Nine Entertainment Co. Holdings Ltd.	17,655	11

REA Group Ltd.	414	40

SEEK Ltd.	12,824	119

Telstra Group Ltd.	67,281	236

		451

CONSUMER DISCRETIONARY 0.4%

ARB Corp. Ltd.	2,915	38

Aristocrat Leisure Ltd.	2,958	125

Breville Group Ltd.	6,182	138

Domino’s Pizza Enterprises Ltd.	6,225	67

Eagers Automotive Ltd.	7,415	109

Harvey Norman Holdings Ltd.	31,533	105

JB Hi-Fi Ltd.	3,434	191

Lottery Corp. Ltd.	14,702	59

Super Retail Group Ltd.	10,372	95

Wesfarmers Ltd.	13,141	823

		1,750

CONSUMER STAPLES 0.4%

Coles Group Ltd.	33,437	563

GrainCorp Ltd. Class A	25,405	87

Metcash Ltd.	71,974	147

Treasury Wine Estates Ltd.	13,105	43

Woolworths Group Ltd.	28,647	792

		1,632

ENERGY 0.3%

Ampol Ltd.	13,707	310

Beach Energy Ltd.	48,817	29

New Hope Corp. Ltd.	38,566	143

Santos Ltd.	18,576	92

Viva Energy Group Ltd.	90,032	128

Whitehaven Coal Ltd.	44,410	235

Woodside Energy Group Ltd.	14,726	285

		1,222

FINANCIALS 0.4%

ANZ Group Holdings Ltd.	14,226	347

ASX Ltd.	6,088	225

Insurance Australia Group Ltd.	39,820	223

Magellan Financial Group Ltd.	5,737	39

Medibank Pvt Ltd.	103,934	357

National Australia Bank Ltd.	9,184	241

nib holdings Ltd.	16,919	82

Suncorp Group Ltd.	21,725	290

		1,804

HEALTH CARE 0.2%

Ansell Ltd.	7,376	162

Cochlear Ltd.	397	33

CSL Ltd.	1,170	94

Sigma Healthcare Ltd.	190,598	363

Sonic Healthcare Ltd.	13,414	193

		845

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.4%

ALS Ltd.	20,072	$319

Atlas Arteria Ltd.	11,631	41

Aurizon Holdings Ltd.	109,247	316

Austal Ltd. (a)	17,115	48

Brambles Ltd.	28,834	389

Computershare Ltd.	4,834	128

Downer EDI Ltd.	27,975	156

Monadelphous Group Ltd.	7,793	167

NRW Holdings Ltd.	13,000	67

Qantas Airways Ltd.	10,218	75

Transurban Group	15,467	154

Ventia Services Group Pty. Ltd.	25,694	110

Worley Ltd.	10,357	80

		2,050

MATERIALS 1.8%

BHP Group Ltd.	43,063	1,795

BlueScope Steel Ltd.	17,946	397

Champion Iron Ltd.	31,265	85

Dyno Nobel Ltd.	92,761	252

Evolution Mining Ltd.	82,176	679

Fortescue Ltd.	79,547	1,059

IGO Ltd.	43,617	224

Iluka Resources Ltd.	38,483	189

Lynas Rare Earths Ltd. (a)	24,353	306

Mineral Resources Ltd. (a)	1,037	45

Northern Star Resources Ltd.	2,108	28

Orica Ltd.	6,119	100

Perenti Ltd.	22,922	36

Perseus Mining Ltd.	13,936	47

PLS Group Ltd. (a)	116,442	408

Regis Resources Ltd.	38,408	163

Rio Tinto Ltd.	14,568	1,753

Sandfire Resources Ltd. (a)	25,806	347

Sims Ltd.	12,899	247

		8,160

REAL ESTATE 0.0%

Lendlease Corp. Ltd.	20,173	45

UTILITIES 0.2%

AGL Energy Ltd.	40,107	232

APA Group	33,742	237

Origin Energy Ltd.	43,864	333

		802

Total Australia		18,761

AUSTRIA 0.6%

ENERGY 0.1%

OMV AG	8,656	544

FINANCIALS 0.3%

BAWAG Group AG	1,074	215

Erste Group Bank AG	2,225	298

Raiffeisen Bank International AG	7,689	491

UNIQA Insurance Group AG	13,166	266

		1,270

INDUSTRIALS 0.0%

ANDRITZ AG	855	74

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.1%

ams-OSRAM AG (a)	9,617	$209

MATERIALS 0.1%

Mayr Melnhof Karton AG	1,115	97

voestalpine AG	6,474	302

		399

REAL ESTATE 0.0%

CA Immobilien Anlagen AG	4,132	108

UTILITIES 0.0%

Verbund AG	1,055	67

Total Austria		2,671

BELGIUM 0.7%

COMMUNICATION SERVICES 0.0%

Proximus SADP	10,429	70

CONSUMER STAPLES 0.2%

Anheuser-Busch InBev SA	7,742	640

Colruyt Group NV	2,368	97

Lotus Bakeries NV	5	66

		803

FINANCIALS 0.1%

Ageas SA	1,494	119

Gimv NV	1,449	77

KBC Group NV	1,633	223

		419

HEALTH CARE 0.2%

UCB SA	2,798	838

INDUSTRIALS 0.1%

Ackermans & van Haaren NV	573	187

Deme Group NV	240	48

		235

INFORMATION TECHNOLOGY 0.0%

Melexis NV	713	64

MATERIALS 0.1%

Solvay SA	3,149	95

Umicore SA	11,525	267

		362

UTILITIES 0.0%

Elia Group SA	1,284	205

Total Belgium		2,996

CANADA 8.0%

COMMUNICATION SERVICES 0.3%

BCE, Inc.	26,626	574

Cogeco Communications, Inc.	1,295	58

Lionsgate Studios Corp. (a)	3,615	55

Quebecor, Inc. Class B	6,616	316

Rogers Communications, Inc. Class B	9,402	306

TELUS Corp.	16,019	169

		1,478

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.7%

Aritzia, Inc. (a)	1,269	$140

BRP, Inc.	1,255	77

Canadian Tire Corp. Ltd. Class A	3,126	430

Dollarama, Inc.	3,733	494

Gildan Activewear, Inc.	5,698	294

Linamar Corp.	1,504	107

Magna International, Inc.	20,630	1,356

		2,898

CONSUMER STAPLES 0.7%

Alimentation Couche-Tard, Inc.	4,801	306

Empire Co. Ltd. Class A	9,230	323

George Weston Ltd.	7,078	508

Loblaw Cos. Ltd.	21,602	980

Maple Leaf Foods, Inc.	3,139	68

Metro, Inc.	6,491	415

North West Co., Inc.	3,321	116

Premium Brands Holdings Corp.	1,238	73

Saputo, Inc.	8,862	257

		3,046

ENERGY 1.7%

ARC Resources Ltd.	22,062	463

Baytex Energy Corp.	29,902	120

Birchcliff Energy Ltd.	14,214	62

Cameco Corp.	5,477	558

Canadian Natural Resources Ltd.	21,238	840

Cenovus Energy, Inc.	25,589	635

CES Energy Solutions Corp.	10,673	125

Enerflex Ltd.	15,855	389

Gibson Energy, Inc.	8,727	177

Imperial Oil Ltd.	13,248	1,488

International Petroleum Corp. (a)	1,978	43

Parex Resources, Inc.	9,910	149

Peyto Exploration & Development Corp.	16,050	268

Precision Drilling Corp. (a)	1,500	115

Secure Waste Infrastructure Corp.	8,700	136

South Bow Corp.	1,700	60

Suncor Energy, Inc.	25,423	1,368

Tamarack Valley Energy Ltd.	7,184	63

TC Energy Corp.	3,900	258

Teekay Tankers Ltd. Class A	916	59

Vermilion Energy, Inc.	29,360	275

Whitecap Resources, Inc. (b)	8,559	89

		7,740

FINANCIALS 1.5%

Bank of Montreal	4,187	740

Bank of Nova Scotia	6,653	578

Canadian Imperial Bank of Commerce	5,496	633

Definity Financial Corp. (b)	4,394	233

Fairfax Financial Holdings Ltd.	262	431

Great-West Lifeco, Inc. (b)	2,209	141

IGM Financial, Inc.	3,254	182

Intact Financial Corp.	1,516	313

Laurentian Bank of Canada	2,429	69

National Bank of Canada	2,535	400

Onex Corp.	1,744	130

Power Corp. of Canada	15,444	963

Royal Bank of Canada	3,461	717

TMX Group Ltd.	12,715	416

	SHARES	MARKET VALUE (000S)

Toronto-Dominion Bank	6,115	$743

		6,689

HEALTH CARE 0.0%

Bausch Health Cos., Inc. (a)	4,480	22

INDUSTRIALS 0.8%

Aecon Group, Inc.	8,432	270

Air Canada (a)	10,760	188

Bombardier, Inc. Class B (a)	2,167	499

Canadian National Railway Co.	7,661	914

Finning International, Inc.	7,063	499

Russel Metals, Inc.	4,189	178

TFI International, Inc.	1,348	194

Thomson Reuters Corp.	1,992	163

Toromont Industries Ltd.	3,005	494

Waste Connections, Inc.	323	54

		3,453

INFORMATION TECHNOLOGY 0.3%

BlackBerry Ltd. (a)	8,700	110

Canadian Solar, Inc. (a)	9,272	148

Celestica, Inc. (a)	1,791	653

CGI, Inc.	5,702	369

Constellation Software, Inc. (b)	110	207

		1,487

MATERIALS 1.5%

Agnico Eagle Mines Ltd. (b)	2,843	442

Barrick Mining Corp.	6,552	241

Capstone Copper Corp. (a)	13,208	121

CCL Industries, Inc. Class B	950	62

Centerra Gold, Inc.	37,716	598

China Gold International Resources Corp. Ltd.	6,400	101

DPM Metals, Inc. (b)	2,220	72

Eldorado Gold Corp.	13,546	421

Equinox Gold Corp.	17,751	173

First Quantum Minerals Ltd.	10,025	274

Franco-Nevada Corp.	988	206

Hudbay Minerals, Inc.	11,290	267

IAMGOLD Corp. (a)	29,813	473

Kinross Gold Corp.	4,845	115

Lundin Gold, Inc.	2,859	154

Lundin Mining Corp.	6,278	153

Nutrien Ltd.	18,918	1,192

OceanaGold Corp. (b)	2,326	58

Pan American Silver Corp.	8,562	384

Stella-Jones, Inc. (b)	950	52

Teck Resources Ltd. Class B	8,261	492

Transcontinental, Inc. Class A	6,658	27

West Fraser Timber Co. Ltd.	6,855	464

Wheaton Precious Metals Corp.	3,108	350

		6,892

REAL ESTATE 0.1%

Colliers International Group, Inc.	947	89

FirstService Corp.	1,109	158

		247

UTILITIES 0.4%

AltaGas Ltd.	1,584	59

	SHARES	MARKET VALUE (000S)

Atco Ltd. Class I	5,253	$274

Canadian Utilities Ltd. Class A	3,570	133

Emera, Inc.	6,072	322

Fortis, Inc.	5,627	322

Hydro One Ltd.	6,398	264

Northland Power, Inc.	13,361	211

Superior Plus Corp.	10,239	56

TransAlta Corp.	17,971	249

		1,890

Total Canada		35,842

CHILE 0.1%

MATERIALS 0.1%

Antofagasta PLC	6,739	342

Total Chile		342

DENMARK 1.1%

CONSUMER DISCRETIONARY 0.0%

GN Store Nord AS (a)	2,617	35

Pandora AS	1,004	115

		150

CONSUMER STAPLES 0.2%

Carlsberg AS Class B	3,342	437

Royal Unibrew AS	1,503	99

Scandinavian Tobacco Group AS Class A	6,063	62

Schouw & Co. AS	883	79

		677

FINANCIALS 0.2%

AL Sydbank	3,505	309

Danske Bank AS	4,863	261

Jyske Bank AS	1,321	191

Tryg AS	1,610	37

		798

HEALTH CARE 0.2%

Coloplast AS Class B	1,217	69

Demant AS (a)	2,744	113

Genmab AS (a)	396	108

H Lundbeck AS	5,493	36

Novo Nordisk AS Class B	16,131	775

		1,101

INDUSTRIALS 0.4%

AP Moller - Maersk AS Class B	575	1,366

ISS AS	4,762	195

NKT AS (a)	687	102

Per Aarsleff Holding AS	743	84

Vestas Wind Systems AS	5,576	158

		1,905

MATERIALS 0.1%

Novonesis Novozymes B Class B	4,589	290

Total Denmark		4,921

FINLAND 1.4%

COMMUNICATION SERVICES 0.0%

Elisa OYJ	4,714	198

22	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

Nokian Renkaat OYJ	8,926	$122

CONSUMER STAPLES 0.1%

Kesko OYJ Class B	11,220	251

ENERGY 0.1%

Neste OYJ	15,475	505

FINANCIALS 0.3%

Mandatum OYJ	22,236	139

Nordea Bank Abp	16,870	320

Sampo OYJ Class A	103,443	1,086

		1,545

HEALTH CARE 0.1%

Orion OYJ Class B	5,755	473

INDUSTRIALS 0.3%

Kone OYJ Class B	9,812	558

Konecranes OYJ	2,985	92

Metso OYJ	6,368	111

Wartsila OYJ Abp	16,671	636

		1,397

INFORMATION TECHNOLOGY 0.2%

Nokia OYJ	36,041	480

Tieto OYJ	9,121	191

		671

MATERIALS 0.1%

Kemira OYJ	6,926	130

Outokumpu OYJ	45,415	262

		392

REAL ESTATE 0.0%

Lumo Kodit OYJ	6,353	54

UTILITIES 0.2%

Fortum OYJ	33,221	769

Total Finland		6,377

FRANCE 5.8%

COMMUNICATION SERVICES 0.6%

Metropole Television SA	5,663	78

Orange SA	128,206	2,418

Television Francaise 1 SA	8,044	61

Vivendi SE	65,475	162

		2,719

CONSUMER DISCRETIONARY 0.5%

Cie Generale des Etablissements Michelin SCA	5,391	208

FDJ UNITED	3,659	90

Forvia SE	22,237	223

Hermes International SCA	115	210

Kering SA	603	171

LVMH Moet Hennessy Louis Vuitton SE	498	275

Renault SA	19,980	574

	SHARES	MARKET VALUE (000S)

SEB SA	1,121	$59

Trigano SA	362	58

Valeo SE	22,526	331

		2,199

CONSUMER STAPLES 0.5%

Carrefour SA	54,174	1,006

Danone SA	10,790	882

L’Oreal SA	626	274

Pernod Ricard SA	1,994	145

		2,307

ENERGY 0.5%

Technip Energies NV	3,715	140

TotalEnergies SE	25,722	1,989

Vallourec SACA	2,180	51

		2,180

FINANCIALS 0.9%

BNP Paribas SA	6,427	750

SCOR SE	11,930	433

Societe Generale SA	32,676	2,892

		4,075

HEALTH CARE 0.6%

BioMerieux	2,993	235

Clariane SE (a)	7,881	37

Emeis SA (a)	6,391	103

Ipsen SA	2,471	476

Sanofi SA	18,158	1,552

Sartorius Stedim Biotech	357	74

		2,477

INDUSTRIALS 1.3%

Air France-KLM (a)	2,889	45

Ayvens SA	15,114	199

Bouygues SA	10,263	573

Bureau Veritas SA	8,476	260

Cie de Saint-Gobain SA	2,472	224

Dassault Aviation SA	487	160

Eiffage SA	663	98

Getlink SE	7,713	164

Legrand SA	2,347	398

Nexans SA	1,984	330

Rexel SA	23,314	1,021

Safran SA	1,277	503

Societe BIC SA	2,000	130

SPIE SA	1,752	101

Thales SA	2,001	514

Vinci SA	7,384	1,079

		5,799

INFORMATION TECHNOLOGY 0.0%

Atos Group (a)	1,174	45

Sopra Steria Group	740	119

		164

MATERIALS 0.1%

Air Liquide SA	1,398	277

Arkema SA	2,162	136

Eramet SA	452	23

	SHARES	MARKET VALUE (000S)

Vicat SACA	2,873	$209

		645

UTILITIES 0.8%

Engie SA	115,518	3,636

Rubis SCA	3,099	109

		3,745

Total France		26,310

GERMANY 5.2%

COMMUNICATION SERVICES 0.3%

Deutsche Telekom AG	38,334	1,045

Freenet AG	8,612	222

Scout24 SE	3,260	270

United Internet AG	2,824	74

		1,611

CONSUMER DISCRETIONARY 0.9%

adidas AG	1,736	356

Aumovio SE (a)	1,050	43

Bayerische Motoren Werke AG	23,307	1,530

Continental AG	9,755	807

Fielmann Group AG	1,867	92

Hornbach Holding AG & Co. KGaA	1,506	135

HUGO BOSS AG	3,998	172

Mercedes-Benz Group AG	15,806	795

Puma SE	1,965	60

Schaeffler AG	10,800	105

TUI AG	7,749	64

		4,159

CONSUMER STAPLES 0.1%

Beiersdorf AG	960	83

KWS Saat SE & Co. KGaA	2,119	163

Suedzucker AG	6,684	80

		326

FINANCIALS 0.7%

Commerzbank AG	33,442	1,425

Deutsche Bank AG	26,905	911

Deutsche Boerse AG	2,476	675

Talanx AG	1,413	179

		3,190

HEALTH CARE 0.4%

Bayer AG	5,441	301

Fresenius Medical Care AG	12,290	556

Fresenius SE & Co. KGaA	12,398	566

Merck KGaA	1,824	306

Siemens Healthineers AG	2,143	84

		1,813

INDUSTRIALS 1.3%

Bilfinger SE	2,854	262

Brenntag SE	2,135	130

Deutsche Lufthansa AG	22,802	261

Deutsche Post AG	27,312	1,660

Duerr AG	1,011	21

GEA Group AG	1,177	81

HOCHTIEF AG	1,327	769

KION Group AG	2,959	131

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Krones AG	153	$20

MTU Aero Engines AG	833	347

Rational AG	114	84

Siemens AG	6,382	2,052

Traton SE	2,461	93

		5,911

INFORMATION TECHNOLOGY 0.3%

Infineon Technologies AG	8,527	803

SAP SE	3,030	467

Siltronic AG	429	40

		1,310

MATERIALS 0.8%

Aurubis AG	2,918	605

BASF SE	14,199	759

K&S AG	29,378	443

Lanxess AG	15,160	263

Salzgitter AG	5,994	311

Symrise AG	4,021	403

thyssenkrupp AG	51,822	617

Wacker Chemie AG	1,378	143

		3,544

UTILITIES 0.4%

E.ON SE	72,373	1,489

RWE AG	3,297	213

		1,702

Total Germany		23,566

HONG KONG 2.0%

COMMUNICATION SERVICES 0.1%

HKT Trust & HKT Ltd.	114,000	169

PCCW Ltd.	323,295	220

		389

CONSUMER DISCRETIONARY 0.1%

Chow Tai Fook Jewellery Group Ltd.	65,200	91

Galaxy Entertainment Group Ltd.	16,000	60

Johnson Electric Holdings Ltd.	46,000	115

Man Wah Holdings Ltd.	43,200	16

Skyworth Group Ltd. (a)	200,000	108

Yue Yuen Industrial Holdings Ltd.	24,000	38

		428

CONSUMER STAPLES 0.1%

WH Group Ltd.	294,500	312

FINANCIALS 0.1%

Hong Kong Exchanges & Clearing Ltd.	2,700	126

Prudential PLC	30,972	411

		537

HEALTH CARE 0.0%

United Laboratories International Holdings Ltd.	88,000	95

INDUSTRIALS 0.4%

Cathay Pacific Airways Ltd.	42,000	70

	SHARES	MARKET VALUE (000S)

CK Hutchison Holdings Ltd.	89,000	$754

Jardine Matheson Holdings Ltd.	4,700	290

MTR Corp. Ltd.	22,500	88

Pacific Basin Shipping Ltd.	169,000	58

SITC International Holdings Co. Ltd.	44,000	177

Swire Pacific Ltd. Class A	21,000	219

Xinyi Glass Holdings Ltd.	79,000	86

		1,742

INFORMATION TECHNOLOGY 0.5%

Kingboard Holdings Ltd.	59,200	897

Kingboard Laminates Holdings Ltd.	113,000	1,447

VSTECS Holdings Ltd.	112,000	127

		2,471

MATERIALS 0.0%

Nine Dragons Paper Holdings Ltd. (a)	154,000	134

REAL ESTATE 0.5%

CK Asset Holdings Ltd.	55,500	313

Henderson Land Development Co. Ltd.	56,000	178

Hongkong Land Holdings Ltd.	38,500	274

New World Development Co. Ltd. (a)	138,000	112

Sino Land Co. Ltd.	48,000	63

Sun Hung Kai Properties Ltd.	63,000	907

Swire Properties Ltd.	14,000	37

Wharf Holdings Ltd.	45,000	104

Wharf Real Estate Investment Co. Ltd.	33,000	90

		2,078

UTILITIES 0.2%

China Gas Holdings Ltd.	21,400	14

CK Infrastructure Holdings Ltd.	8,500	65

CLP Holdings Ltd.	23,600	221

HK Electric Investments & HK Electric Investments Ltd.	77,500	61

Hong Kong & China Gas Co. Ltd.	202,972	169

Power Assets Holdings Ltd.	27,500	200

		730

Total Hong Kong		8,916

IRELAND 0.3%

CONSUMER STAPLES 0.2%

Glanbia PLC	11,867	332

Kerry Group PLC Class A	3,661	336

		668

ENERGY 0.1%

DCC PLC	4,797	397

FINANCIALS 0.0%

Bank of Ireland Group PLC	3,830	76

INDUSTRIALS 0.0%

Ryanair Holdings PLC	6,905	216

Total Ireland		1,357

	SHARES	MARKET VALUE (000S)
ISRAEL 1.4%

COMMUNICATION SERVICES 0.0%

Bezeq The Israeli Telecommunication Corp. Ltd.	45,676	$108

CONSUMER STAPLES 0.0%

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	293	36

Strauss Group Ltd.	2,187	84

		120

ENERGY 0.1%

Delek Group Ltd.	411	105

Oil Refineries Ltd.	217,507	115

Paz Retail & Energy Ltd.	293	78

		298

FINANCIALS 0.4%

Bank Hapoalim BM	11,715	270

Bank Leumi Le-Israel BM	16,451	368

Harel Insurance Investments & Financial Services Ltd.	4,252	224

IDI Insurance Co. Ltd.	2,392	185

Israel Discount Bank Ltd. Class A	7,244	72

Menora Mivtachim Holdings Ltd.	664	100

Mizrahi Tefahot Bank Ltd.	1,462	97

Phoenix Financial Ltd.	1,320	73

Plus500 Ltd.	4,546	288

		1,677

HEALTH CARE 0.1%

Teva Pharmaceutical Industries Ltd. (a)	17,811	603

INDUSTRIALS 0.3%

Danel Adir Yeoshua Ltd.	1,049	160

Elbit Systems Ltd.	337	256

Elco Ltd.	1,065	53

Electra Ltd.	1,464	55

Hilan Ltd.	2,359	152

ZIM Integrated Shipping Services Ltd.	22,831	594

		1,270

INFORMATION TECHNOLOGY 0.2%

Check Point Software Technologies Ltd. (a)	1,804	237

Nova Ltd. (a)	672	365

SolarEdge Technologies, Inc. (a)	1,243	73

Tower Semiconductor Ltd. (a)	1,350	349

		1,024

MATERIALS 0.1%

ICL Group Ltd.	36,568	184

Israel Corp. Ltd.	130	33

		217

REAL ESTATE 0.1%

Azrieli Group Ltd.	510	69

Big Shopping Centers Ltd.	865	196

Blue Square Real Estate Ltd.	650	71

Mega Or Holdings Ltd.	334	67

24	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)

Melisron Ltd.	371	$52

YH Dimri Construction & Development Ltd.	1,099	132

		587

UTILITIES 0.1%

Enlight Renewable Energy Ltd. (a)	2,602	230

OPC Energy Ltd. (a)	1,417	44

		274

Total Israel		6,178

ITALY 3.8%

COMMUNICATION SERVICES 0.6%

Infrastrutture Wireless Italiane SpA	10,484	74

MFE-MediaForEurope NV Class A	30,032	96

MFE-MediaForEurope NV Class B	6,438	25

Telecom Italia SpA (a)	263,226	2,397

		2,592

CONSUMER DISCRETIONARY 0.1%

Brembo NV	9,298	109

De’ Longhi SpA	1,362	58

Ferrari NV	274	102

Moncler SpA	5,014	291

PRADA SpA	4,700	24

		584

CONSUMER STAPLES 0.0%

Davide Campari-Milano NV	14,095	88

ENERGY 0.6%

Eni SpA	114,279	2,681

Saipem SpA	29,859	150

		2,831

FINANCIALS 1.2%

Azimut Holding SpA	8,031	326

Banca Generali SpA	2,499	187

Banca IFIS SpA	8,672	126

Banca Mediolanum SpA	6,470	161

Banca Monte dei Paschi di Siena SpA	30,063	374

Banco BPM SpA	27,963	484

BPER Banca SpA	86,166	1,354

FinecoBank Banca Fineco SpA	7,258	182

Generali	13,099	639

Poste Italiane SpA	2,571	84

UniCredit SpA	7,033	630

Unipol Assicurazioni SpA	25,045	700

		5,247

HEALTH CARE 0.0%

DiaSorin SpA	489	38

Recordati Industria Chimica e Farmaceutica SpA	2,539	149

		187

INDUSTRIALS 0.4%

Danieli & C Officine Meccaniche SpA	1,384	107

Enav SpA	17,987	107

	SHARES	MARKET VALUE (000S)

Iveco Group NV	24,328	$387

Leonardo SpA	14,873	798

Prysmian SpA	1,634	275

Webuild SpA	13,912	36

		1,710

MATERIALS 0.1%

Buzzi SpA	5,167	265

UTILITIES 0.8%

Enel SpA	207,460	2,380

Iren SpA	37,377	106

Italgas SpA	20,991	243

Snam SpA	46,905	338

Terna - Rete Elettrica Nazionale	25,941	303

		3,370

Total Italy		16,874

JAPAN 26.4%

COMMUNICATION SERVICES 1.7%

Capcom Co. Ltd.	6,000	110

CyberAgent, Inc.	26,100	220

DeNA Co. Ltd.	3,700	56

Fuji Media Holdings, Inc.	7,000	165

GungHo Online Entertainment, Inc.	4,900	66

Hakuhodo DY Holdings, Inc.	5,000	35

Internet Initiative Japan, Inc.	3,800	75

Kadokawa Corp.	2,100	45

Kakaku.com, Inc.	4,400	92

KDDI Corp.	79,700	1,339

Koei Tecmo Holdings Co. Ltd.	3,600	34

Konami Group Corp.	800	88

Nexon Co. Ltd.	1,000	13

Nintendo Co. Ltd.	25,800	1,085

Nippon Television Holdings, Inc.	4,800	83

NTT, Inc.	1,572,400	1,399

SKY Perfect JSAT Corp.	12,200	203

SoftBank Corp.	759,200	969

SoftBank Group Corp.	40,000	1,484

Square Enix Holdings Co. Ltd.	7,100	105

Toho Co. Ltd.	6,500	52

		7,718

CONSUMER DISCRETIONARY 3.6%

& ST HD Co. Ltd.	5,000	107

Aisin Corp.	27,700	376

Asics Corp.	2,700	73

Bandai Namco Holdings, Inc.	11,400	264

Bridgestone Corp.	30,600	645

DCM Holdings Co. Ltd.	18,000	169

Denso Corp.	15,200	175

Doutor Nichires Holdings Co. Ltd.	1,900	32

EDION Corp.	11,800	164

Exedy Corp.	1,400	50

Fast Retailing Co. Ltd.	2,800	1,435

Food & Life Cos. Ltd.	11,800	356

Goldwin, Inc.	1,500	20

Haseko Corp.	6,400	112

Heiwa Corp.	700	9

Honda Motor Co. Ltd.	91,900	828

Iida Group Holdings Co. Ltd.	6,600	89

	SHARES	MARKET VALUE (000S)

Isetan Mitsukoshi Holdings Ltd.	5,000	$128

Isuzu Motors Ltd.	13,400	178

JTEKT Corp.	19,400	241

JVCKenwood Corp.	11,900	83

K’s Holdings Corp.	13,700	161

Kohnan Shoji Co. Ltd.	6,000	156

Koito Manufacturing Co. Ltd.	9,200	145

Mazda Motor Corp.	54,000	361

McDonald’s Holdings Co. Japan Ltd.	5,600	258

Mitsubishi Motors Corp.	59,800	116

Mizuno Corp.	1,200	25

Musashi Seimitsu Industry Co. Ltd.	3,100	76

NHK Spring Co. Ltd.	7,100	173

Nikon Corp.	9,000	127

Nishimatsuya Chain Co. Ltd.	6,900	83

Nissan Motor Co. Ltd.	162,300	300

Niterra Co. Ltd.	1,600	106

Nitori Holdings Co. Ltd.	12,000	178

NOK Corp.	10,400	187

Oriental Land Co. Ltd.	1,800	27

PALTAC Corp.	100	4

Pan Pacific International Holdings Corp.	33,700	171

Panasonic Holdings Corp.	25,600	720

Resorttrust, Inc.	1,800	19

Rinnai Corp.	300	7

Ryohin Keikaku Co. Ltd.	9,100	199

Saizeriya Co. Ltd.	4,400	147

Sangetsu Corp.	900	16

Sankyo Co. Ltd.	10,300	100

Sega Sammy Holdings, Inc.	6,700	91

Seiko Group Corp.	1,800	90

Sekisui House Ltd.	6,300	131

Shimamura Co. Ltd.	7,200	148

Shimano, Inc.	1,700	181

Skylark Holdings Co. Ltd.	6,900	119

Sony Group Corp.	26,000	523

Stanley Electric Co. Ltd.	4,600	100

Subaru Corp.	10,000	146

Sumitomo Electric Industries Ltd.	138,400	2,568

Sumitomo Forestry Co. Ltd.	18,200	152

Sumitomo Rubber Industries Ltd.	9,700	126

Takashimaya Co. Ltd.	18,400	284

Tokai Rika Co. Ltd.	6,100	112

Token Corp.	1,700	133

Tomy Co. Ltd.	6,800	134

Toyo Tire Corp.	7,700	178

Toyoda Gosei Co. Ltd.	6,500	206

Toyota Boshoku Corp.	7,200	95

Toyota Motor Corp.	34,600	580

TS Tech Co. Ltd.	6,700	72

USS Co. Ltd.	9,300	109

Workman Co. Ltd.	1,000	42

Yamada Holdings Co. Ltd.	35,200	143

Yamaha Corp.	2,100	15

Yamaha Motor Co. Ltd.	26,700	203

Yokohama Rubber Co. Ltd.	1,400	63

Zensho Holdings Co. Ltd.	2,200	110

ZOZO, Inc.	10,400	74

		16,324

CONSUMER STAPLES 1.7%

Aeon Co. Ltd.	43,615	361

Ain Holdings, Inc.	100	3

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Ajinomoto Co., Inc.	22,300	$813

Calbee, Inc.	5,700	104

Coca-Cola Bottlers Japan Holdings, Inc.	6,200	164

Cosmos Pharmaceutical Corp.	600	23

Earth Corp.	100	3

Ezaki Glico Co. Ltd.	1,000	33

Fuji Oil Co. Ltd.	5,400	131

House Foods Group, Inc.	5,500	127

Itoham Yonekyu Holdings, Inc.	5,020	145

Japan Tobacco, Inc.	38,300	1,413

Kagome Co. Ltd.	5,400	88

Kao Corp.	28,800	571

Kewpie Corp.	6,600	177

Kikkoman Corp.	5,400	55

Kirin Holdings Co. Ltd.	28,000	483

Kobayashi Pharmaceutical Co. Ltd.	1,000	34

Kobe Bussan Co. Ltd.	4,400	71

Kusuri No. Aoki Holdings Co. Ltd.	900	20

Lion Corp.	7,700	81

MatsukiyoCocokara & Co.	6,700	99

MEIJI Holdings Co. Ltd.	9,400	218

Morinaga & Co. Ltd.	10,800	173

Morinaga Milk Industry Co. Ltd.	16,400	128

NH Foods Ltd.	4,900	179

Nichirei Corp.	6,500	87

Nippn Corp.	6,900	119

Nisshin Oillio Group Ltd.	16,200	183

Nisshin Seifun Group, Inc.	6,900	84

Nissin Foods Holdings Co. Ltd.	1,700	29

Pigeon Corp.	7,200	92

Rohto Pharmaceutical Co. Ltd.	6,100	89

Sakata Seed Corp.	200	5

Seven & i Holdings Co. Ltd.	40,400	484

Shiseido Co. Ltd.	3,500	56

Sugi Holdings Co. Ltd.	2,100	41

Sundrug Co. Ltd.	2,000	47

Suntory Beverage & Food Ltd.	3,500	98

Toyo Suisan Kaisha Ltd.	1,500	96

Tsuruha Holdings, Inc.	9,800	124

Umios Corp.	17,400	140

Unicharm Corp.	14,700	85

United Super Markets Holdings, Inc.	12,200	60

Yakult Honsha Co. Ltd.	3,400	57

Yamazaki Baking Co. Ltd.	6,800	134

		7,807

ENERGY 0.6%

Cosmo Energy Holdings Co. Ltd.	10,800	252

ENEOS Holdings, Inc.	89,500	663

Idemitsu Kosan Co. Ltd.	56,260	416

Inpex Corp.	47,100	950

Iwatani Corp.	8,200	97

Japan Petroleum Exploration Co. Ltd.	8,000	78

Modec, Inc.	2,200	126

		2,582

FINANCIALS 1.6%

77 Bank Ltd.	3,300	68

Chiba Bank Ltd.	7,200	110

Chugin Financial Group, Inc.	3,100	59

Daiichi Life Group, Inc.	38,000	415

Daiwa Securities Group, Inc.	23,000	228

Gunma Bank Ltd.	8,100	118

	SHARES	MARKET VALUE (000S)

Hachijuni Nagano Bank Ltd.	4,300	$64

Hokuhoku Financial Group, Inc.	4,900	203

Hyakujushi Bank Ltd.	5,100	81

Iyogin Holdings, Inc.	3,200	63

JAFCO Group Co. Ltd.	900	13

Japan Post Bank Co. Ltd.	53,600	1,020

Japan Post Holdings Co. Ltd.	52,200	702

Japan Post Insurance Co. Ltd.	27,000	255

Kyoto Financial Group, Inc.	4,000	111

Mebuki Financial Group, Inc.	18,500	162

Mizuho Financial Group, Inc.	46,300	2,224

MS&AD Insurance Group Holdings, Inc.	4,100	106

Nanto Bank Ltd.	6,300	69

Nishi-Nippon Financial Holdings, Inc.	6,200	159

North Pacific Bank Ltd.	18,400	127

ORIX Corp.	11,100	423

Seven Bank Ltd.	38,300	67

Shizuoka Financial Group, Inc.	6,300	118

Tokio Marine Holdings, Inc.	4,300	189

Yokohama Financial Group, Inc.	6,700	72

Zenkoku Hosho Co. Ltd.	400	8

		7,234

HEALTH CARE 1.3%

Alfresa Holdings Corp.	7,300	98

Asahi Intecc Co. Ltd.	2,100	49

Astellas Pharma, Inc.	49,400	661

Chugai Pharmaceutical Co. Ltd.	10,600	490

Eisai Co. Ltd.	7,200	181

H.U. Group Holdings, Inc.	5,600	114

Hoya Corp.	6,600	1,065

Kaken Pharmaceutical Co. Ltd.	5,300	125

Kyowa Kirin Co. Ltd.	4,500	72

M3, Inc.	2,100	23

Medipal Holdings Corp.	9,400	152

Nihon Kohden Corp.	1,600	14

Olympus Corp.	19,900	208

Ono Pharmaceutical Co. Ltd.	15,800	232

Otsuka Holdings Co. Ltd.	3,200	213

Santen Pharmaceutical Co. Ltd.	11,800	155

Sawai Group Holdings Co. Ltd.	5,000	52

Shionogi & Co. Ltd.	27,600	472

Sumitomo Pharma Co. Ltd. (a)	12,400	115

Suzuken Co. Ltd.	4,300	131

Takeda Pharmaceutical Co. Ltd.	35,241	1,123

Terumo Corp.	8,900	122

Toho Holdings Co. Ltd.	4,500	108

Tsumura & Co.	5,400	124

		6,099

INDUSTRIALS 6.6%

AGC, Inc.	11,200	484

ALSOK Co. Ltd.	17,400	115

Amada Co. Ltd.	7,700	142

ANA Holdings, Inc.	5,900	108

Central Japan Railway Co.	15,500	331

CKD Corp.	900	42

COMSYS Holdings Corp.	5,900	199

Dai Nippon Printing Co. Ltd.	13,600	250

Daifuku Co. Ltd.	3,600	159

Daikin Industries Ltd.	7,600	1,159

DMG Mori Co. Ltd.	5,300	115

East Japan Railway Co.	18,100	378

	SHARES	MARKET VALUE (000S)

Ebara Corp.	6,300	$247

EXEO Group, Inc.	12,000	205

FANUC Corp.	28,300	1,303

Fuji Corp.	2,200	115

Fuji Electric Co. Ltd.	3,400	288

Fujikura Ltd.	64,700	2,565

Furukawa Co. Ltd.	3,900	86

Furukawa Electric Co. Ltd.	42,000	1,263

Glory Ltd.	1,200	29

Hanwa Co. Ltd.	5,800	61

Hazama Ando Corp.	11,500	128

Hitachi Ltd.	44,600	1,234

IHI Corp.	11,800	199

INFRONEER Holdings, Inc.	11,500	191

Japan Airlines Co. Ltd.	4,100	72

JGC Holdings Corp.	4,200	65

Kajima Corp.	7,900	288

Kamigumi Co. Ltd.	4,500	141

Kanadevia Corp.	19,200	152

Kandenko Co. Ltd.	12,200	509

Kanematsu Corp.	4,900	63

Kawasaki Heavy Industries Ltd.	16,800	304

Keihan Holdings Co. Ltd.	600	12

Kinden Corp.	5,900	291

Kintetsu Group Holdings Co. Ltd.	5,500	114

Kubota Corp.	10,700	179

Kumagai Gumi Co. Ltd.	8,600	76

Kurita Water Industries Ltd.	1,800	103

Kyushu Railway Co.	2,400	52

Lixil Corp.	14,800	165

Marubeni Corp.	43,800	1,277

Maruzen Showa Unyu Co. Ltd.	3,600	164

Matsuda Sangyo Co. Ltd.	1,700	60

Meidensha Corp.	1,600	98

MEITEC Group Holdings, Inc.	5,300	102

Minebea Mitsumi, Inc.	3,500	104

Mirait One Corp.	6,400	153

MISUMI Group, Inc.	2,000	50

Mitsubishi Corp.	37,800	1,011

Mitsubishi Electric Corp.	22,500	825

Mitsubishi Heavy Industries Ltd.	35,800	813

Mitsui & Co. Ltd.	26,600	743

Mitsui E&S Co. Ltd.	2,600	66

Mitsui OSK Lines Ltd.	4,800	154

MonotaRO Co. Ltd.	6,700	76

Nabtesco Corp.	3,600	116

Nagase & Co. Ltd.	26,700	193

NANKAI Co. Ltd.	5,800	102

NGK Corp.	3,800	179

Nichias Corp.	3,600	88

Nikkon Holdings Co. Ltd.	1,600	58

Nippon Express Holdings, Inc.	10,300	321

Nippon Yusen KK	9,800	317

Nisshinbo Holdings, Inc.	14,400	222

NSK Ltd.	38,500	272

NTN Corp.	58,200	144

Obayashi Corp.	21,100	426

Organo Corp.	500	51

Park24 Co. Ltd.	5,600	70

Penta-Ocean Construction Co. Ltd.	24,500	259

Persol Holdings Co. Ltd.	57,400	87

Recruit Holdings Co. Ltd.	3,500	244

Sanki Engineering Co. Ltd.	3,400	63

Sanwa Holdings Corp.	6,600	155

Sanyo Denki Co. Ltd.	3,500	142

26	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)

Secom Co. Ltd.	4,500	$179

Seino Holdings Co. Ltd.	7,300	118

Sekisui Chemical Co. Ltd.	15,700	252

Senko Group Holdings Co. Ltd.	13,000	157

SG Holdings Co. Ltd.	20,400	194

Shimizu Corp.	11,700	185

Shinmaywa Industries Ltd.	11,900	148

SHO-BOND Holdings Co. Ltd.	800	6

SMC Corp.	800	358

Sojitz Corp.	10,840	348

Sotetsu Holdings, Inc.	5,900	90

Sumitomo Corp.	52,000	500

Sumitomo Heavy Industries Ltd.	6,000	189

Taikisha Ltd.	1,800	55

Taisei Corp.	9,000	797

Takasago Thermal Engineering Co. Ltd.	4,700	148

Takeuchi Manufacturing Co. Ltd.	5,800	255

THK Co. Ltd.	2,100	96

Toa Corp.	5,400	70

Tobu Railway Co. Ltd.	4,700	85

Tokyu Corp.	11,400	118

TOPPAN Holdings, Inc.	9,200	292

TOTO Ltd.	2,400	128

Toyota Tsusho Corp.	24,200	901

Ushio, Inc.	1,900	53

West Japan Railway Co.	16,800	281

Yamato Holdings Co. Ltd.	14,900	169

Yaskawa Electric Corp.	5,000	221

Yuasa Co. Ltd.	300	10

		29,590

INFORMATION TECHNOLOGY 5.7%

Advantest Corp.	14,600	3,004

Alps Alpine Co. Ltd.	13,700	174

Anritsu Corp.	4,100	113

Azbil Corp.	8,000	85

BIPROGY, Inc.	3,900	103

Brother Industries Ltd.	5,900	134

Canon Marketing Japan, Inc.	5,700	121

Citizen Watch Co. Ltd.	15,600	234

Daiwabo Holdings Co. Ltd.	6,500	139

Dexerials Corp.	5,600	149

Disco Corp.	1,500	780

DTS Corp.	23,200	143

Ferrotec Corp.	700	42

FUJIFILM Holdings Corp.	17,700	379

Fujitsu Ltd.	38,900	773

Hamamatsu Photonics KK	6,900	115

Horiba Ltd.	1,100	189

Hosiden Corp.	7,000	117

Ibiden Co. Ltd.	2,900	438

Jeol Ltd.	1,200	56

Keyence Corp.	2,200	1,112

Kioxia Holdings Corp. (a)	3,100	1,802

Kokusai Electric Corp.	7,000	481

Konica Minolta, Inc.	46,100	157

Kyocera Corp.	14,100	313

Lasertec Corp.	1,800	572

Macnica Holdings, Inc.	2,600	51

Murata Manufacturing Co. Ltd.	54,800	3,934

NEC Corp.	39,000	942

Nichicon Corp.	2,700	70

Nippon Electric Glass Co. Ltd.	4,200	171

	SHARES	MARKET VALUE (000S)

Nomura Research Institute Ltd.	5,400	$152

NS Solutions Corp.	2,300	48

Obic Co. Ltd.	5,300	125

Omron Corp.	1,700	61

Oracle Corp. Japan	400	21

Otsuka Corp.	5,400	92

Renesas Electronics Corp.	18,400	568

Ricoh Co. Ltd.	25,900	226

Rohm Co. Ltd.	5,100	172

Sanken Electric Co. Ltd.	1,300	93

SCREEN Holdings Co. Ltd.	3,100	348

Seiko Epson Corp.	10,000	167

Socionext, Inc.	4,100	65

SUMCO Corp.	5,300	134

Taiyo Yuden Co. Ltd.	1,600	203

TDK Corp.	21,000	471

TIS, Inc.	4,200	82

Tokyo Electron Ltd.	10,000	4,849

Tokyo Seimitsu Co. Ltd.	2,400	305

Toshiba TEC Corp.	200	4

Trend Micro, Inc.	3,100	115

Ulvac, Inc.	3,700	240

Yokogawa Electric Corp.	1,700	60

		25,494

MATERIALS 2.5%

Aichi Steel Corp.	3,100	58

ARE Holdings, Inc.	7,600	139

Asahi Kasei Corp.	27,900	310

Daicel Corp.	12,700	108

Daido Steel Co. Ltd.	7,900	136

Denka Co. Ltd.	3,100	84

DIC Corp.	3,000	89

Dowa Holdings Co. Ltd.	2,300	124

FP Corp.	200	3

JFE Holdings, Inc.	30,000	290

JX Advanced Metals Corp.	6,600	182

Kaneka Corp.	5,300	187

Kansai Paint Co. Ltd.	4,000	65

Kobe Steel Ltd.	20,800	241

Kuraray Co. Ltd.	7,300	75

Kureha Corp.	1,600	38

Mitsubishi Chemical Group Corp.	78,500	551

Mitsubishi Gas Chemical Co., Inc.	2,500	79

Mitsubishi Materials Corp.	14,500	389

Mitsui Chemicals, Inc.	21,200	281

Mitsui Kinzoku Co. Ltd.	5,300	1,418

Nippon Light Metal Holdings Co. Ltd.	4,100	69

Nippon Paper Industries Co. Ltd.	6,800	54

Nippon Sanso Holdings Corp.	700	26

Nippon Shokubai Co. Ltd.	6,900	89

Nippon Steel Corp.	135,000	447

Nissan Chemical Corp.	3,400	179

Nitto Denko Corp.	22,800	449

NOF Corp.	5,800	95

Oji Holdings Corp.	49,700	244

Osaka Soda Co. Ltd.	2,000	23

Rengo Co. Ltd.	11,800	103

Resonac Holdings Corp.	2,500	278

Shin-Etsu Chemical Co. Ltd.	36,100	1,574

Sumitomo Bakelite Co. Ltd.	1,200	56

Sumitomo Chemical Co. Ltd.	139,700	446

Sumitomo Metal Mining Co. Ltd.	3,400	158

	SHARES	MARKET VALUE (000S)

Sumitomo Osaka Cement Co. Ltd.	4,600	$173

Taiheiyo Cement Corp.	5,600	138

Taiyo Holdings Co. Ltd.	2,800	86

Teijin Ltd.	9,100	92

Tokai Carbon Co. Ltd.	14,700	156

Tokuyama Corp.	6,500	198

Tokyo Ohka Kogyo Co. Ltd.	6,300	448

Tokyo Steel Manufacturing Co. Ltd.	12,100	126

Tosoh Corp.	6,500	118

Toyo Seikan Group Holdings Ltd.	7,100	179

UACJ Corp.	7,300	116

UBE Corp.	9,800	193

Yamato Kogyo Co. Ltd.	700	53

		11,213

REAL ESTATE 0.2%

Daito Trust Construction Co. Ltd.	17,500	334

Mitsubishi Estate Co. Ltd.	13,600	347

Sumitomo Realty & Development Co. Ltd.	7,500	174

Tokyo Tatemono Co. Ltd.	3,800	78

		933

UTILITIES 0.9%

Chubu Electric Power Co., Inc.	30,400	574

Chugoku Electric Power Co., Inc.	24,900	137

Electric Power Development Co. Ltd. Class C	10,500	237

Hokkaido Electric Power Co., Inc.	40,100	230

Hokuriku Electric Power Co.	24,200	130

Kansai Electric Power Co., Inc.	36,700	519

Kyushu Electric Power Co., Inc.	24,900	252

Nippon Gas Co. Ltd.	4,600	81

Osaka Gas Co. Ltd.	10,200	344

Shikoku Electric Power Co., Inc.	18,200	165

Toho Gas Co. Ltd.	22,800	171

Tohoku Electric Power Co., Inc.	30,200	199

Tokyo Electric Power Co. Holdings, Inc. (a)	124,800	357

Tokyo Gas Co. Ltd.	12,200	462

		3,858

Total Japan		118,852

JERSEY, CHANNEL ISLANDS 0.0%

CONSUMER DISCRETIONARY 0.0%

B&M European Value Retail PLC	77,146	200

Total Jersey, Channel Islands		200

LUXEMBOURG 0.7%

COMMUNICATION SERVICES 0.1%

RTL Group SA	2,487	89

SES SA	25,098	205

		294

ENERGY 0.0%

Tenaris SA	1,801	50

HEALTH CARE 0.1%

Eurofins Scientific SE	3,669	287

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
MATERIALS 0.5%

Aperam SA	6,796	$331

ArcelorMittal SA	36,562	2,204

		2,535

REAL ESTATE 0.0%

Aroundtown SA	76,575	204

Total Luxembourg		3,370

MEXICO 0.0%

MATERIALS 0.0%

Fresnillo PLC	4,287	156

Total Mexico		156

NETHERLANDS 4.8%

COMMUNICATION SERVICES 0.1%

Koninklijke KPN NV	123,928	612

CONSUMER DISCRETIONARY 0.1%

Just Eat Takeaway.com NV (a)	69	2

Stellantis NV	65,538	374

		376

CONSUMER STAPLES 0.7%

Heineken Holding NV	3,969	302

Heineken NV	4,801	403

JBS NV Class A	14,933	177

Koninklijke Ahold Delhaize NV	56,606	2,278

Magnum Ice Cream Co. NV (a)	9,964	174

		3,334

ENERGY 0.1%

Koninklijke Vopak NV	4,842	252

SBM Offshore NV	10,771	373

		625

FINANCIALS 0.9%

ABN AMRO Bank NV	36,215	1,540

Aegon Ltd.	33,356	284

Euronext NV	2,174	347

ING Groep NV	35,205	1,111

NN Group NV	5,826	511

		3,793

HEALTH CARE 0.2%

Argenx SE (a)	846	785

Qiagen NV	6,679	259

		1,044

INDUSTRIALS 0.6%

Airbus SE	4,912	1,093

Ferrovial NV	10,889	746

IMCD NV	671	61

Koninklijke BAM Groep NV	3,979	56

Randstad NV	6,548	189

TKH Group NV	1,292	64

Wolters Kluwer NV	3,820	247

		2,456

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 1.9%

ASM International NV	1,166	$1,341

ASML Holding NV	2,676	5,299

BE Semiconductor Industries NV	2,387	788

NXP Semiconductors NV	4,513	1,268

		8,696

MATERIALS 0.2%

Akzo Nobel NV	10,750	731

Total Netherlands		21,667

NEW ZEALAND 0.1%

COMMUNICATION SERVICES 0.0%

Spark New Zealand Ltd.	51,189	55

CONSUMER STAPLES 0.0%

a2 Milk Co. Ltd.	6,761	35

HEALTH CARE 0.0%

Fisher & Paykel Healthcare Corp. Ltd. Class C	5,782	128

INDUSTRIALS 0.1%

Auckland International Airport Ltd.	21,115	100

Fletcher Building Ltd. (a)	33,150	64

		164

UTILITIES 0.0%

Contact Energy Ltd.	10,041	53

Meridian Energy Ltd.	28,214	94

		147

Total New Zealand		529

NORWAY 1.4%

COMMUNICATION SERVICES 0.1%

Telenor ASA	23,854	342

CONSUMER STAPLES 0.1%

Mowi ASA	11,391	211

Orkla ASA	24,272	255

Salmar ASA	1,354	63

		529

ENERGY 0.6%

Aker BP ASA	5,676	173

Aker Solutions ASA	2,689	12

DNO ASA	23,023	38

Equinor ASA	59,798	1,885

Frontline PLC	2,926	102

SFL Corp. Ltd.	5,610	57

Var Energi ASA	44,326	184

		2,451

FINANCIALS 0.2%

DNB Bank ASA	23,234	692

Gjensidige Forsikring ASA	6,291	170

SpareBank 1 Nord Norge	3,080	48

Storebrand ASA	2,738	51

		961

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.1%

Hoegh Autoliners ASA	2,972	$44

Kongsberg Gruppen ASA	7,212	217

MPC Container Ships ASA	37,025	95

TOMRA Systems ASA	10,111	97

Wallenius Wilhelmsen ASA	3,368	45

Wilh Wilhelmsen Holding ASA Class A	893	62

		560

INFORMATION TECHNOLOGY 0.1%

Atea ASA	13,968	244

MATERIALS 0.2%

Norsk Hydro ASA	29,716	269

Yara International ASA	16,233	714

		983

Total Norway		6,070

PORTUGAL 0.3%

CONSUMER STAPLES 0.0%

Jeronimo Martins SGPS SA	7,059	135

ENERGY 0.1%

Galp Energia SGPS SA	10,725	228

FINANCIALS 0.1%

Banco Comercial Portugues SA Class R	200,414	237

UTILITIES 0.1%

EDP SA	153,895	804

Total Portugal		1,404

SINGAPORE 1.5%

COMMUNICATION SERVICES 0.3%

JOYY, Inc.	2,825	187

Netlink NBN Trust	132,900	100

Singapore Telecommunications Ltd.	280,300	957

		1,244

CONSUMER STAPLES 0.1%

Golden Agri-Resources Ltd.	784,300	164

Wilmar International Ltd.	106,800	298

		462

ENERGY 0.1%

BW LPG Ltd.	8,219	143

Hafnia Ltd.	7,581	50

		193

FINANCIALS 0.5%

DBS Group Holdings Ltd.	18,170	920

Oversea-Chinese Banking Corp. Ltd.	30,300	581

Singapore Exchange Ltd.	26,600	496

United Overseas Bank Ltd.	7,100	219

		2,216

INDUSTRIALS 0.3%

ComfortDelGro Corp. Ltd.	94,800	98

28	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)

Jardine Cycle & Carriage Ltd.	5,200	$108

Keppel Ltd.	48,100	408

Singapore Airlines Ltd.	70,600	420

Singapore Technologies Engineering Ltd.	29,400	237

		1,271

INFORMATION TECHNOLOGY 0.2%

ASMPT Ltd.	8,000	247

Kulicke & Soffa Industries, Inc.	4,116	551

Venture Corp. Ltd.	12,100	160

		958

REAL ESTATE 0.0%

UOL Group Ltd.	25,800	190

UTILITIES 0.0%

Kenon Holdings Ltd.	960	65

Sembcorp Industries Ltd.	16,600	81

		146

Total Singapore		6,680

SOUTH AFRICA 0.0%

FINANCIALS 0.0%

Investec PLC	7,249	58

Total South Africa		58

SPAIN 4.7%

COMMUNICATION SERVICES 0.3%

Cellnex Telecom SA	10,552	315

Telefonica SA	284,156	1,142

		1,457

CONSUMER DISCRETIONARY 0.2%

Amadeus IT Group SA	1,420	83

Gestamp Automocion SA	27,662	90

Industria de Diseno Textil SA	10,924	689

		862

CONSUMER STAPLES 0.0%

Viscofan SA	2,579	172

ENERGY 0.5%

Repsol SA	91,810	2,294

FINANCIALS 1.9%

Banco Bilbao Vizcaya Argentaria SA	59,201	1,490

Banco de Sabadell SA	401,563	1,423

Banco Santander SA	285,495	3,963

Bankinter SA	12,469	209

CaixaBank SA	19,537	277

Mapfre SA	69,184	343

Unicaja Banco SA	163,990	584

		8,289

HEALTH CARE 0.1%

Almirall SA	8,999	116

Grifols SA	11,815	121

		237

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.4%

ACS Actividades de Construccion y Servicios SA	7,575	$1,114

Aena SME SA	6,530	199

Logista Integral SA	5,931	229

Sacyr SA	42,077	225

		1,767

INFORMATION TECHNOLOGY 0.0%

Indra Sistemas SA	1,036	57

MATERIALS 0.1%

Acerinox SA	18,684	327

UTILITIES 1.2%

Acciona SA	381	121

EDP Renewables SA	5,801	94

Enagas SA	23,963	464

Endesa SA	23,074	1,048

Iberdrola SA	120,622	3,002

Naturgy Energy Group SA	7,583	238

Redeia Corp. SA	33,799	574

		5,541

Total Spain		21,003

SWEDEN 2.7%

COMMUNICATION SERVICES 0.4%

Tele2 AB Class B	39,021	679

Telia Co. AB	222,814	1,085

		1,764

CONSUMER DISCRETIONARY 0.1%

Autoliv, Inc.	1,007	117

Betsson AB Class B	4,122	36

Bilia AB Class A	6,751	101

Clas Ohlson AB Class B	1,078	48

Electrolux AB Class B (a)	10,770	34

H & M Hennes & Mauritz AB Class B	7,322	126

Scandic Hotels Group AB	9,350	87

Thule Group AB	1,567	33

		582

CONSUMER STAPLES 0.2%

AAK AB	7,077	167

Axfood AB	4,063	108

Essity AB Class B	16,986	481

		756

FINANCIALS 0.3%

Avanza Bank Holding AB	1,127	45

Nordnet AB publ	1,215	46

Skandinaviska Enskilda Banken AB Class A	9,994	199

Svenska Handelsbanken AB Class A	29,666	437

Swedbank AB Class A	16,064	600

		1,327

HEALTH CARE 0.1%

Elekta AB Class B	4,431	23

Getinge AB Class B	5,768	118

	SHARES	MARKET VALUE (000S)

Swedish Orphan Biovitrum AB (a)	2,652	$126

		267

INDUSTRIALS 1.1%

AddTech AB Class B	5,287	187

Alfa Laval AB	1,392	83

Assa Abloy AB Class B	5,445	192

Atlas Copco AB Class A	52,299	1,060

Epiroc AB Class A	12,112	332

Loomis AB	1,754	86

Saab AB Class B	2,994	156

Sandvik AB	26,769	1,106

Securitas AB Class B	8,109	133

SKF AB Class B	8,854	228

Volvo AB Class B	38,164	1,298

		4,861

INFORMATION TECHNOLOGY 0.4%

Mycronic AB	3,994	133

Telefonaktiebolaget LM Ericsson Class B	151,174	1,695

		1,828

MATERIALS 0.1%

Boliden AB	2,959	167

Hexpol AB	6,049	45

SSAB AB Class A	50,747	471

SSAB AB Class B	7,751	72

		755

REAL ESTATE 0.0%

Samhallsbyggnadsbolaget i Norden AB (a)	64,827	23

Total Sweden		12,163

SWITZERLAND 8.2%

COMMUNICATION SERVICES 0.2%

Sunrise Communications AG Class A	1,690	84

Swisscom AG	936	722

		806

CONSUMER DISCRETIONARY 0.4%

Cie Financiere Richemont SA Class A	3,728	860

Garmin Ltd.	2,426	576

Garrett Motion, Inc.	2,977	108

Swatch Group AG	506	124

		1,668

CONSUMER STAPLES 1.1%

Barry Callebaut AG	240	332

Chocoladefabriken Lindt & Spruengli AG	20	232

Coca-Cola HBC AG	5,378	351

Emmi AG	68	74

Nestle SA	36,452	3,739

		4,728

ENERGY 0.0%

Transocean Ltd. (a)	18,818	92

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
FINANCIALS 1.5%

Banque Cantonale Vaudoise	774	$113

Berner Kantonalbank AG	161	76

Cembra Money Bank AG	1,613	189

Helvetia Baloise Holding AG	1,376	355

Julius Baer Group Ltd.	815	70

Luzerner Kantonalbank AG	653	89

Partners Group Holding AG	250	205

St. Galler Kantonalbank AG	183	145

Swiss Life Holding AG	661	727

Swiss Re AG	2,131	339

UBS Group AG	30,443	1,509

Valiant Holding AG	315	63

Zurich Insurance Group AG	3,871	2,863

		6,743

HEALTH CARE 1.9%

CRISPR Therapeutics AG (a)	1,354	74

Galderma Group AG	2,645	602

Galenica AG	1,747	182

Novartis AG	28,644	4,477

Roche Holding AG	6,704	2,756

Sandoz Group AG	3,283	297

Sonova Holding AG	940	223

Straumann Holding AG	483	63

		8,674

INDUSTRIALS 1.7%

ABB Ltd.	32,033	3,484

Adecco Group AG	16,249	300

Belimo Holding AG	184	207

Bucher Industries AG	243	96

Daetwyler Holding AG	663	127

DKSH Holding AG	1,614	124

dormakaba Holding AG	2,505	162

Flughafen Zurich AG	560	173

Forbo Holding AG	60	55

Geberit AG	326	218

Georg Fischer AG	2,707	140

Kuehne & Nagel International AG	1,680	408

Schindler Holding AG	1,387	460

SGS SA	2,484	288

Siemens Energy AG	4,749	905

Stadler Rail AG	1,576	45

VAT Group AG	765	671

		7,863

INFORMATION TECHNOLOGY 0.2%

ALSO Holding AG	313	75

Landis & Gyr Group AG	1,800	96

Logitech International SA	2,758	259

STMicroelectronics NV	4,037	299

Temenos AG	1,852	151

		880

MATERIALS 0.9%

EMS-Chemie Holding AG	123	105

Givaudan SA	131	554

Glencore PLC	443,625	3,025

Holcim AG	3,106	280

SIG Group AG	12,553	210

		4,174

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.3%

Allreal Holding AG	943	$248

International Workplace Group PLC	38,787	95

PSP Swiss Property AG	1,763	314

Swiss Prime Site AG	3,364	549

		1,206

UTILITIES 0.0%

BKW AG	877	147

Total Switzerland		36,981

TAIWAN 0.0%

INFORMATION TECHNOLOGY 0.0%

FIT Hon Teng Ltd. (a)	110,000	101

Total Taiwan		101

UNITED KINGDOM 12.0%

COMMUNICATION SERVICES 0.8%

Airtel Africa PLC	25,658	112

Autotrader Group PLC	15,291	101

BT Group PLC	320,225	808

Vodafone Group PLC	1,561,839	2,067

WPP PLC	103,688	322

		3,410

CONSUMER DISCRETIONARY 0.8%

Barratt Redrow PLC	54,051	201

Bellway PLC	3,747	96

Burberry Group PLC (a)	8,803	124

Compass Group PLC	7,370	238

Dunelm Group PLC	2,851	30

Frasers Group PLC	12,243	117

Games Workshop Group PLC	959	275

Greggs PLC	4,736	100

Inchcape PLC	11,294	115

InterContinental Hotels Group PLC	2,048	352

Kingfisher PLC	121,902	458

Mitchells & Butlers PLC (a)	34,033	110

Next PLC	1,066	206

Pearson PLC	12,756	203

Persimmon PLC	35,440	494

Pets at Home Group PLC	18,158	43

Taylor Wimpey PLC	268,945	288

Vistry Group PLC	9,278	32

		3,482

CONSUMER STAPLES 2.2%

Associated British Foods PLC	5,413	142

British American Tobacco PLC	26,537	1,642

Cranswick PLC	2,115	154

Diageo PLC	24,091	485

Imperial Brands PLC	30,529	1,128

J Sainsbury PLC	138,271	587

Marks & Spencer Group PLC	50,714	251

Premier Foods PLC	71,838	195

Reckitt Benckiser Group PLC	17,523	1,141

Tate & Lyle PLC	30,428	224

Tesco PLC	229,327	1,398

Unilever PLC	42,000	2,523

		9,870

	SHARES	MARKET VALUE (000S)
ENERGY 0.9%

BP PLC	446,982	$2,755

Shell PLC	19,569	760

Subsea 7 SA	8,162	279

TORM PLC Class A	5,816	150

		3,944

FINANCIALS 2.1%

3i Group PLC	6,941	228

Aberdeen Group PLC	76,427	242

Admiral Group PLC	14,471	683

Allfunds Group PLC	4,617	44

Barclays PLC	269,378	1,805

Close Brothers Group PLC (a)	9,203	49

HSBC Holdings PLC	96,036	1,816

IG Group Holdings PLC	20,111	485

Legal & General Group PLC	90,272	342

Lion Finance Group PLC	516	78

Lloyds Banking Group PLC	590,032	863

London Stock Exchange Group PLC	2,089	226

M&G PLC	110,494	493

Man Group PLC	63,397	246

NatWest Group PLC	92,562	817

OSB Group PLC	5,603	39

Schroders PLC	25,738	201

Standard Chartered PLC	24,325	658

Standard Life PLC	7,522	83

		9,398

HEALTH CARE 1.0%

AstraZeneca PLC	3,031	566

Convatec Group PLC	51,350	146

Genus PLC	1,295	37

GSK PLC	110,854	2,910

Haleon PLC	93,386	430

Hikma Pharmaceuticals PLC	7,921	160

Smith & Nephew PLC	19,425	281

		4,530

INDUSTRIALS 1.7%

Babcock International Group PLC	27,336	345

BAE Systems PLC	51,414	1,260

Balfour Beatty PLC	29,720	342

Bunzl PLC	6,065	212

Diploma PLC	3,855	364

Firstgroup PLC	63,091	157

Howden Joinery Group PLC	27,866	310

IMI PLC	11,590	457

International Consolidated Airlines Group SA	47,031	298

Intertek Group PLC	7,608	586

Melrose Industries PLC	22,945	145

Morgan Sindall Group PLC	3,824	249

Pagegroup PLC	14,047	20

QinetiQ Group PLC	22,313	125

RELX PLC	12,737	402

Rentokil Initial PLC	124,656	709

Rolls-Royce Holdings PLC	46,597	893

Rotork PLC	19,390	76

RS Group PLC	11,934	92

Serco Group PLC	21,226	62

Smiths Group PLC	10,634	361

Travis Perkins PLC	12,476	91

Weir Group PLC	6,799	217

		7,773

30	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.3%

ARM Holdings PLC ADR (a)	1,431	$507

Computacenter PLC	3,122	177

Halma PLC	9,568	500

Sage Group PLC	21,290	231

		1,415

MATERIALS 1.3%

Anglo American PLC	21,226	1,041

Anglogold Ashanti PLC	3,602	292

Croda International PLC	7,089	284

Endeavour Mining PLC	6,024	302

Johnson Matthey PLC	11,465	288

Mondi PLC	26,140	237

Rio Tinto PLC	37,460	3,544

		5,988

UTILITIES 0.9%

Centrica PLC	315,986	716

Drax Group PLC	29,511	297

National Grid PLC	95,062	1,568

Pennon Group PLC	20,338	126

Severn Trent PLC	9,984	391

SSE PLC	16,286	525

United Utilities Group PLC	25,038	435

		4,058

Total United Kingdom		53,868

UNITED STATES 0.1%

CONSUMER DISCRETIONARY 0.0%

Restaurant Brands International, Inc.	3,490	253

INFORMATION TECHNOLOGY 0.0%

Sinch AB (a)	12,746	50

MATERIALS 0.1%

SSR Mining, Inc. (a)	11,178	316

Total United States		619

Total Common Stocks (Cost $335,008)		438,832

PREFERRED STOCKS 0.6%

GERMANY 0.6%

INDUSTRIALS 0.6%

Draegerwerk AG & Co. KGaA	1,007	95

FUCHS SE	5,757	252

Henkel AG & Co. KGaA	5,470	460

KSB SE & Co. KGaA	118	116

Sartorius AG	881	231

Volkswagen AG	17,554	1,408

		2,562

Total Preferred Stocks (Cost $2,922)		2,562

REAL ESTATE INVESTMENT TRUSTS 0.9%

AUSTRALIA 0.1%

REAL ESTATE 0.1%

Charter Hall Group	9,924	157

Stockland	71,167	201

		358

Total Australia		358

	SHARES	MARKET VALUE (000S)
BELGIUM 0.1%

REAL ESTATE 0.1%

Cofinimmo SA	674	$64

Montea NV	2,474	189

Retail Estates NV	2,609	205

Warehouses De Pauw CVA	4,793	121

		579

Total Belgium		579

CANADA 0.0%

REAL ESTATE 0.0%

Allied Properties Real Estate Investment Trust (b)	14,429	100

Total Canada		100

FRANCE 0.1%

REAL ESTATE 0.1%

Unibail-Rodamco-Westfield	2,871	336

Total France		336

HONG KONG 0.0%

REAL ESTATE 0.0%

Fortune Real Estate Investment Trust	99,000	55

Total Hong Kong		55

JAPAN 0.4%

REAL ESTATE 0.4%

Activia Properties, Inc.	21	18

Advance Residence Investment Corp.	112	104

AEON REIT Investment Corp.	70	53

Daiwa House REIT Investment Corp.	110	82

Daiwa Office Investment Corp.	4	8

GLP J-Reit	68	57

Hulic Reit, Inc.	62	59

Industrial & Infrastructure Fund Investment Corp.	62	54

Invincible Investment Corp.	314	116

Japan Hotel REIT Investment Corp.	423	207

Japan Metropolitan Fund Invest	184	127

Japan Prime Realty Investment Corp.	40	23

Japan Real Estate Investment Corp.	349	249

KDX Realty Investment Corp.	71	68

LaSalle Logiport REIT	182	164

Mori Hills REIT Investment Corp.	63	50

Nippon Building Fund, Inc.	59	46

Nippon Prologis REIT, Inc.	141	75

Nomura Real Estate Master Fund, Inc.	70	65

Orix JREIT, Inc.	134	80

Sekisui House Reit, Inc.	176	83

United Urban Investment Corp.	113	113

		1,901

Total Japan		1,901

	SHARES	MARKET VALUE (000S)
SINGAPORE 0.1%

REAL ESTATE 0.1%

CapitaLand Ascendas REIT	75,900	$146

CapitaLand Integrated Commercial Trust	65,780	121

Keppel DC REIT	73,171	127

Keppel REIT	12,164	8

Mapletree Industrial Trust	56,335	84

		486

Total Singapore		486

SPAIN 0.0%

REAL ESTATE 0.0%

Colonial SFL Socimi SA	6,439	42

Merlin Properties Socimi SA	6,666	117

		159

Total Spain		159

UNITED KINGDOM 0.1%

REAL ESTATE 0.1%

Big Yellow Group PLC	5,507	66

Primary Health Properties PLC	34,036	43

Tritax Big Box REIT PLC	31,026	66

		175

Total United Kingdom		175

Total Real Estate Investment Trusts (Cost $4,585)		4,149

RIGHTS 0.0%

SPAIN 0.0%

INDUSTRIALS 0.0%

ACS Actividades de Construccion y Servicios SA	7,575	16

Total Rights (Cost $16)		16

WARRANTS 0.0%

CANADA 0.0%

INFORMATION TECHNOLOGY 0.0%

Constellation Software, Inc. - Exp. 03/31/2040 «	58	0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $342,531)		445,559

Total Investments 99.0% (Cost $342,531)		$445,559

Other Assets and Liabilities, net 1.0%		4,380

Net Assets 100.0%		$449,939

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.

(b) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Agnico Eagle Mines Ltd.	03/21/2025-06/20/2025	$301	$442	0.10%
Allied Properties Real Estate Investment Trust	08/28/2020-06/16/2026	180	100	0.02
Constellation Software, Inc.	03/01/2019	231	207	0.05
DPM Metals, Inc.	12/19/2025	69	72	0.02
Definity Financial Corp.	06/20/2025	227	233	0.05
Great-West Lifeco, Inc.	06/20/2025	85	141	0.03
OceanaGold Corp.	12/19/2025	66	58	0.01
Stella-Jones, Inc.	06/16/2023	51	52	0.01
Whitecap Resources, Inc.	03/20/2026	94	89	0.02

		$1,304	$1,394	0.31%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(11)	$0	$0	$(11)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$451	$0	$451
Consumer Discretionary	0	1,750	0	1,750
Consumer Staples	0	1,632	0	1,632
Energy	143	1,079	0	1,222
Financials	0	1,804	0	1,804
Health Care	0	845	0	845
Industrials	0	2,050	0	2,050
Materials	0	8,160	0	8,160
Real Estate	0	45	0	45
Utilities	0	802	0	802
Austria
Energy	0	544	0	544
Financials	0	1,270	0	1,270
Industrials	0	74	0	74
Information Technology	0	209	0	209
Materials	0	399	0	399
Real Estate	0	108	0	108
Utilities	0	67	0	67
Belgium
Communication Services	0	70	0	70
Consumer Staples	0	803	0	803
Financials	0	419	0	419
Health Care	0	838	0	838
Industrials	0	235	0	235

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Information Technology	$0	$64	$0	$64
Materials	0	362	0	362
Utilities	0	205	0	205
Canada
Communication Services	1,478	0	0	1,478
Consumer Discretionary	2,898	0	0	2,898
Consumer Staples	3,046	0	0	3,046
Energy	7,697	43	0	7,740
Financials	6,689	0	0	6,689
Health Care	22	0	0	22
Industrials	3,453	0	0	3,453
Information Technology	1,487	0	0	1,487
Materials	6,791	101	0	6,892
Real Estate	247	0	0	247
Utilities	1,890	0	0	1,890
Chile
Materials	0	342	0	342
Denmark
Consumer Discretionary	0	150	0	150
Consumer Staples	0	677	0	677
Financials	0	798	0	798
Health Care	0	1,101	0	1,101
Industrials	1,366	539	0	1,905
Materials	290	0	0	290
Finland
Communication Services	0	198	0	198
Consumer Discretionary	0	122	0	122

32	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Consumer Staples	$0	$251	$0	$251
Energy	0	505	0	505
Financials	0	1,545	0	1,545
Health Care	0	473	0	473
Industrials	0	1,397	0	1,397
Information Technology	0	671	0	671
Materials	0	392	0	392
Real Estate	0	54	0	54
Utilities	0	769	0	769
France
Communication Services	0	2,719	0	2,719
Consumer Discretionary	0	2,199	0	2,199
Consumer Staples	0	2,307	0	2,307
Energy	0	2,180	0	2,180
Financials	0	4,075	0	4,075
Health Care	0	2,477	0	2,477
Industrials	0	5,799	0	5,799
Information Technology	0	164	0	164
Materials	0	645	0	645
Utilities	0	3,745	0	3,745
Germany
Communication Services	0	1,611	0	1,611
Consumer Discretionary	0	4,159	0	4,159
Consumer Staples	163	163	0	326
Financials	0	3,190	0	3,190
Health Care	0	1,813	0	1,813
Industrials	0	5,911	0	5,911
Information Technology	0	1,310	0	1,310
Materials	0	3,544	0	3,544
Utilities	0	1,702	0	1,702
Hong Kong
Communication Services	0	389	0	389
Consumer Discretionary	0	428	0	428
Consumer Staples	0	312	0	312
Financials	0	537	0	537
Health Care	0	95	0	95
Industrials	0	1,742	0	1,742
Information Technology	0	2,471	0	2,471
Materials	0	134	0	134
Real Estate	0	2,078	0	2,078
Utilities	0	730	0	730
Ireland
Consumer Staples	0	668	0	668
Energy	0	397	0	397
Financials	0	76	0	76
Industrials	0	216	0	216
Israel
Communication Services	0	108	0	108
Consumer Staples	0	120	0	120
Energy	115	183	0	298
Financials	288	1,389	0	1,677
Health Care	603	0	0	603
Industrials	649	621	0	1,270
Information Technology	675	349	0	1,024
Materials	0	217	0	217
Real Estate	0	587	0	587
Utilities	0	274	0	274
Italy
Communication Services	37	2,555	0	2,592
Consumer Discretionary	0	584	0	584
Consumer Staples	0	88	0	88
Energy	0	2,831	0	2,831
Financials	374	4,873	0	5,247
Health Care	0	187	0	187
Industrials	0	1,710	0	1,710
Materials	0	265	0	265
Utilities	243	3,127	0	3,370
Japan
Communication Services	52	7,666	0	7,718
Consumer Discretionary	439	15,885	0	16,324
Consumer Staples	717	7,090	0	7,807

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Energy	$0	$2,582	$0	$2,582
Financials	0	7,234	0	7,234
Health Care	0	6,099	0	6,099
Industrials	87	29,503	0	29,590
Information Technology	0	25,494	0	25,494
Materials	0	11,213	0	11,213
Real Estate	0	933	0	933
Utilities	0	3,858	0	3,858
Jersey, Channel Islands
Consumer Discretionary	0	200	0	200
Luxembourg
Communication Services	205	89	0	294
Energy	0	50	0	50
Health Care	0	287	0	287
Materials	0	2,535	0	2,535
Real Estate	0	204	0	204
Mexico
Materials	0	156	0	156
Netherlands
Communication Services	0	612	0	612
Consumer Discretionary	2	374	0	376
Consumer Staples	2,629	705	0	3,334
Energy	0	625	0	625
Financials	0	3,793	0	3,793
Health Care	809	235	0	1,044
Industrials	0	2,456	0	2,456
Information Technology	1,268	7,428	0	8,696
Materials	0	731	0	731
New Zealand
Communication Services	55	0	0	55
Consumer Staples	35	0	0	35
Health Care	0	128	0	128
Industrials	0	164	0	164
Utilities	0	147	0	147
Norway
Communication Services	342	0	0	342
Consumer Staples	0	529	0	529
Energy	159	2,292	0	2,451
Financials	48	913	0	961
Industrials	463	97	0	560
Information Technology	0	244	0	244
Materials	0	983	0	983
Portugal
Consumer Staples	0	135	0	135
Energy	0	228	0	228
Financials	0	237	0	237
Utilities	0	804	0	804
Singapore
Communication Services	187	1,057	0	1,244
Consumer Staples	164	298	0	462
Energy	50	143	0	193
Financials	0	2,216	0	2,216
Industrials	0	1,271	0	1,271
Information Technology	551	407	0	958
Real Estate	0	190	0	190
Utilities	0	146	0	146
South Africa
Financials	0	58	0	58
Spain
Communication Services	0	1,457	0	1,457
Consumer Discretionary	0	862	0	862
Consumer Staples	0	172	0	172
Energy	0	2,294	0	2,294
Financials	0	8,289	0	8,289
Health Care	0	237	0	237
Industrials	0	1,767	0	1,767
Information Technology	0	57	0	57
Materials	0	327	0	327
Utilities	464	5,077	0	5,541
Sweden
Communication Services	0	1,764	0	1,764

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)	June 30, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Consumer Discretionary	$117	$465	$0	$582
Consumer Staples	0	756	0	756
Financials	0	1,327	0	1,327
Health Care	0	267	0	267
Industrials	0	4,861	0	4,861
Information Technology	0	1,828	0	1,828
Materials	0	755	0	755
Real Estate	0	23	0	23
Switzerland
Communication Services	0	806	0	806
Consumer Discretionary	684	984	0	1,668
Consumer Staples	0	4,728	0	4,728
Energy	92	0	0	92
Financials	63	6,680	0	6,743
Health Care	74	8,600	0	8,674
Industrials	0	7,863	0	7,863
Information Technology	0	880	0	880
Materials	0	4,174	0	4,174
Real Estate	0	1,206	0	1,206
Utilities	0	147	0	147
Taiwan
Information Technology	0	101	0	101
United Kingdom
Communication Services	0	3,410	0	3,410
Consumer Discretionary	358	3,124	0	3,482
Consumer Staples	154	9,716	0	9,870
Energy	429	3,515	0	3,944
Financials	534	8,864	0	9,398
Health Care	0	4,530	0	4,530
Industrials	468	7,305	0	7,773
Information Technology	684	731	0	1,415
Materials	594	5,394	0	5,988
Utilities	1,013	3,045	0	4,058

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
United States
Consumer Discretionary	$253	$0	$0	253
Information Technology	0	50	0	50
Materials	316	0	0	316
Preferred Stocks
Germany
Industrials	0	2,562	0	2,562
Real Estate Investment Trusts
Australia
Real Estate	0	358	0	358
Belgium
Real Estate	0	579	0	579
Canada
Real Estate	100	0	0	100
France
Real Estate	0	336	0	336
Hong Kong
Real Estate	0	55	0	55
Japan
Real Estate	0	1,901	0	1,901
Singapore
Real Estate	0	486	0	486
Spain
Real Estate	0	159	0	159
United Kingdom
Real Estate	0	175	0	175
Rights
Spain
Industrials	16	0	0	16
Warrants	0	0	0	0

Total Investments	$55,319	$390,240	$0	$445,559

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

34	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%

COMMON STOCKS 97.9%

BERMUDA 0.1%

ENERGY 0.0%

DHT Holdings, Inc.	1,560	$26

FINANCIALS 0.1%

Arch Capital Group Ltd. (a)	311	30

RenaissanceRe Holdings Ltd.	421	133

		163

Total Bermuda		189

IRELAND 0.4%

CONSUMER DISCRETIONARY 0.1%

Aptiv PLC (a)	2,670	164

CONSUMER STAPLES 0.0%

Dole PLC	2,028	28

HEALTH CARE 0.2%

Alkermes PLC (a)	1,048	55

Jazz Pharmaceuticals PLC (a)	1,778	428

Medtronic PLC	2,763	216

		699

INDUSTRIALS 0.0%

AerCap Holdings NV	194	28

INFORMATION TECHNOLOGY 0.1%

Accenture PLC Class A	2,738	341

Total Ireland		1,260

MONACO 0.0%

ENERGY 0.0%

Scorpio Tankers, Inc.	1,363	94

Total Monaco		94

PUERTO RICO 0.0%

FINANCIALS 0.0%

Popular, Inc.	207	34

Total Puerto Rico		34

SWITZERLAND 0.2%

FINANCIALS 0.1%

Chubb Ltd.	883	301

MATERIALS 0.1%

Amcor PLC	2,491	108

Total Switzerland		409

UNITED KINGDOM 0.5%

COMMUNICATION SERVICES 0.0%

Liberty Global Ltd. Class A (a)	2,165	25

Liberty Global Ltd. Class C (a)	7,225	79

		104

CONSUMER DISCRETIONARY 0.0%

Capri Holdings Ltd. (a)	6,313	117

	SHARES	MARKET VALUE (000S)
ENERGY 0.2%

Noble Corp. PLC	658	$25

TechnipFMC PLC	7,677	509

		534

FINANCIALS 0.2%

Aon PLC Class A	1,205	400

Willis Towers Watson PLC	488	127

		527

INDUSTRIALS 0.1%

nVent Electric PLC	1,028	175

Total United Kingdom		1,457

UNITED STATES 96.7%

COMMUNICATION SERVICES 4.5%

Alphabet, Inc. Class A	4,653	1,663

AT&T, Inc.	96,929	2,006

Charter Communications, Inc. Class A (a)	4,833	687

Comcast Corp. Class A	24,073	591

EchoStar Corp. Class A (a)	2,060	209

Electronic Arts, Inc.	3,027	621

Fox Corp. Class A	5,508	287

Iridium Communications, Inc.	1,837	101

John Wiley & Sons, Inc. Class A	1,117	54

Liberty Broadband Corp. Class C	1,789	60

Liberty Media Corp.-Liberty Formula One Class C (a)	906	86

Lumen Technologies, Inc. (a)	30,458	234

Match Group, Inc.	3,656	139

Meta Platforms, Inc. Class A	855	482

Netflix, Inc. (a)	6,378	455

New York Times Co. Class A	2,680	188

News Corp. Class A	3,343	83

Nexstar Media Group, Inc.	433	77

Omnicom Group, Inc.	1,996	145

Paramount Skydance Corp. Class B	11,826	117

Roku, Inc. (a)	827	114

Scholastic Corp.	785	36

Sirius XM Holdings, Inc.	3,542	105

T-Mobile U.S., Inc.	2,606	437

Take-Two Interactive Software, Inc. (a)	1,321	330

Telephone & Data Systems, Inc.	2,633	97

TKO Group Holdings, Inc.	480	97

Verizon Communications, Inc.	54,606	2,312

Warner Bros Discovery, Inc. (a)	41,713	1,112

Warner Music Group Corp. Class A	1,384	38

Yelp, Inc. (a)	2,485	61

		13,024

CONSUMER DISCRETIONARY 8.6%

Abercrombie & Fitch Co. Class A (a)	1,993	179

Academy Sports & Outdoors, Inc.	3,063	144

Acushnet Holdings Corp.	753	89

Adient PLC (a)	2,951	54

Advance Auto Parts, Inc.	2,277	142

American Eagle Outfitters, Inc.	11,827	203

Asbury Automotive Group, Inc. (a)	545	110

AutoNation, Inc. (a)	1,185	220

AutoZone, Inc. (a)	135	431

	SHARES	MARKET VALUE (000S)

Bath & Body Works, Inc.	2,910	$67

Best Buy Co., Inc.	8,735	663

Booking Holdings, Inc.	3,000	535

BorgWarner, Inc.	4,877	324

Boyd Gaming Corp.	1,316	116

Brunswick Corp.	2,298	194

Buckle, Inc.	1,526	64

Burlington Stores, Inc. (a)	310	98

Callaway Golf Co. (a)	2,166	41

Carter’s, Inc.	2,434	100

Century Communities, Inc.	462	33

Covista, Inc. (a)	1,097	137

Cracker Barrel Old Country Store, Inc.	1,020	54

Crocs, Inc. (a)	797	96

Dana, Inc.	3,632	99

Darden Restaurants, Inc.	898	185

Dauch Corp. (a)	9,130	50

Deckers Outdoor Corp. (a)	1,999	198

Dick’s Sporting Goods, Inc.	913	207

Domino’s Pizza, Inc.	694	205

Dorman Products, Inc. (a)	569	78

Dr. Horton, Inc.	402	65

eBay, Inc.	11,757	1,314

Etsy, Inc. (a)	2,027	153

Expedia Group, Inc.	885	226

Five Below, Inc. (a)	261	47

Ford Motor Co.	121,018	1,682

G-III Apparel Group Ltd.	1,086	37

Gap, Inc.	4,172	78

General Motors Co.	17,776	1,370

Gentex Corp.	4,583	116

Genuine Parts Co.	693	82

Gold.com, Inc.	1,958	81

Goodyear Tire & Rubber Co. (a)	12,194	80

Graham Holdings Co. Class B	68	78

Grand Canyon Education, Inc. (a)	594	85

H&R Block, Inc.	2,312	88

Harley-Davidson, Inc.	3,447	84

Hasbro, Inc.	3,984	329

Helen of Troy Ltd. (a)	1,287	37

Hilton Worldwide Holdings, Inc.	398	132

Home Depot, Inc.	4,034	1,423

Hyatt Hotels Corp. Class A	327	63

Installed Building Products, Inc.	101	23

Kohl’s Corp.	8,319	147

Kontoor Brands, Inc.	1,072	89

La-Z-Boy, Inc.	1,357	54

Las Vegas Sands Corp.	524	24

Laureate Education, Inc. (a)	3,201	116

LCI Industries	217	23

Lear Corp.	1,322	177

Leggett & Platt, Inc.	5,642	66

Lennar Corp. Class A	1,050	95

Lithia Motors, Inc.	179	52

Lowe’s Cos., Inc.	3,929	866

M/I Homes, Inc. (a)	582	94

Macy’s, Inc.	8,868	209

MarineMax, Inc. (a)	1,046	38

Marriott International, Inc. Class A	776	288

Marriott Vacations Worldwide Corp.	578	59

McDonald’s Corp.	4,343	1,174

Meritage Homes Corp.	1,902	160

MGM Resorts International (a)	1,651	79

Mohawk Industries, Inc. (a)	308	37

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	35

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Murphy USA, Inc.	726	$391

Newell Brands, Inc.	2,089	13

NIKE, Inc. Class B	5,070	208

NVR, Inc. (a)	29	198

O’Reilly Automotive, Inc. (a)	5,206	479

Ollie’s Bargain Outlet Holdings, Inc. (a)	830	64

Penske Automotive Group, Inc.	512	92

Phinia, Inc.	1,158	95

Polaris, Inc.	669	46

Pool Corp.	720	155

PulteGroup, Inc.	1,983	272

PVH Corp.	1,596	119

Ralph Lauren Corp.	554	222

Red Rock Resorts, Inc. Class A	931	61

Ross Stores, Inc.	464	99

Sally Beauty Holdings, Inc. (a)	4,685	66

Service Corp. International	2,751	209

SharkNinja, Inc. (a)	385	59

Signet Jewelers Ltd.	1,955	169

Somnigroup International, Inc.	1,884	148

Sonic Automotive, Inc. Class A	856	73

Starbucks Corp.	3,356	343

Steven Madden Ltd.	2,517	106

Strategic Education, Inc.	455	35

Tapestry, Inc.	2,887	423

Taylor Morrison Home Corp. (a)	977	70

Texas Roadhouse, Inc.	331	64

Thor Industries, Inc.	833	63

TJX Cos., Inc.	6,113	926

Toll Brothers, Inc.	855	141

TopBuild Corp. (a)	303	107

Tractor Supply Co.	4,190	132

Ulta Beauty, Inc. (a)	675	304

Upbound Group, Inc.	1,075	23

Urban Outfitters, Inc. (a)	2,259	160

Vail Resorts, Inc.	1,358	185

Valvoline, Inc. (a)	5,000	198

VF Corp.	9,756	163

Victoria’s Secret & Co. (a)	4,733	395

Visteon Corp.	760	75

Wayfair, Inc. Class A (a)	810	75

Wendy’s Co.	8,186	68

Whirlpool Corp.	2,072	82

Williams-Sonoma, Inc.	2,409	562

Winnebago Industries, Inc.	1,384	43

Wyndham Hotels & Resorts, Inc.	1,256	106

Wynn Resorts Ltd.	615	60

Yum! Brands, Inc.	1,890	302

		25,085

CONSUMER STAPLES 9.3%

Albertsons Cos., Inc. Class A	11,437	155

Altria Group, Inc.	22,358	1,609

Andersons, Inc.	907	62

Archer-Daniels-Midland Co.	9,096	695

B&G Foods, Inc.	7,198	29

BJ’s Wholesale Club Holdings, Inc. (a)	1,250	109

Boston Beer Co., Inc. Class A (a)	240	42

Brown-Forman Corp. Class B	7,793	208

Bunge Global SA	4,186	447

Cal-Maine Foods, Inc.	2,670	215

Campbell’s Co.	1,624	36

Casey’s General Stores, Inc.	128	102

	SHARES	MARKET VALUE (000S)

Central Garden & Pet Co. Class A (a)	1,178	$46

Church & Dwight Co., Inc.	2,072	201

Clorox Co.	2,709	259

Coca-Cola Co.	21,643	1,759

Coca-Cola Consolidated, Inc.	878	168

Colgate-Palmolive Co.	6,054	555

Conagra Brands, Inc.	5,412	73

Constellation Brands, Inc. Class A	714	99

Costco Wholesale Corp.	631	590

Darling Ingredients, Inc. (a)	795	43

Dollar General Corp.	3,644	419

Dollar Tree, Inc. (a)	2,645	320

Edgewell Personal Care Co.	1,994	54

Energizer Holdings, Inc.	2,561	55

Estee Lauder Cos., Inc. Class A	319	25

Flowers Foods, Inc.	5,430	43

General Mills, Inc.	5,232	182

Hershey Co.	1,475	259

Hormel Foods Corp.	2,297	57

Ingles Markets, Inc. Class A	314	28

Ingredion, Inc.	1,396	132

J.M. Smucker Co.	1,315	148

Kenvue, Inc.	3,266	62

Keurig Dr. Pepper, Inc.	7,193	235

Kimberly-Clark Corp.	3,393	372

Kraft Heinz Co.	20,490	484

Kroger Co.	14,264	792

Lamb Weston Holdings, Inc.	1,955	84

Maplebear, Inc. (a)	1,040	49

Marzetti Co.	374	43

McCormick & Co., Inc.	483	24

Molson Coors Beverage Co. Class B	4,672	182

Mondelez International, Inc. Class A	9,851	570

Monster Beverage Corp. (a)	5,026	483

PepsiCo, Inc.	13,125	1,777

Philip Morris International, Inc.	9,483	1,716

Post Holdings, Inc. (a)	949	84

PriceSmart, Inc.	576	112

Procter & Gamble Co.	15,230	2,233

Seaboard Corp.	21	94

Seneca Foods Corp. Clas A (a)	256	45

Spectrum Brands Holdings, Inc.	1,159	99

Sprouts Farmers Market, Inc. (a)	5,822	492

Sysco Corp.	2,978	249

Target Corp.	13,217	1,726

Tyson Foods, Inc. Class A	6,962	399

U.S. Foods Holding Corp. (a)	2,746	281

United Natural Foods, Inc. (a)	1,766	81

Universal Corp.	538	28

Walmart, Inc.	43,640	4,943

		26,963

ENERGY 6.3%

Antero Midstream Corp.	1,758	40

APA Corp.	3,351	109

Archrock, Inc.	2,984	121

Baker Hughes Co.	10,129	562

Cheniere Energy, Inc.	1,054	252

Chevron Corp.	22,209	3,681

Chord Energy Corp.	371	42

CNX Resources Corp. (a)	4,695	159

ConocoPhillips	6,347	660

Core Natural Resources, Inc.	635	51

CVR Energy, Inc.	2,833	78

	SHARES	MARKET VALUE (000S)

Delek U.S. Holdings, Inc.	3,710	$189

Devon Energy Corp.	1,026	42

Diamondback Energy, Inc.	281	49

Dorian LPG Ltd.	1,006	35

DT Midstream, Inc.	1,449	213

Expand Energy Corp.	485	44

Exxon Mobil Corp.	32,504	4,444

Halliburton Co.	1,283	44

Helmerich & Payne, Inc.	3,331	109

HF Sinclair Corp.	4,348	303

International Seaways, Inc.	1,180	90

Kinder Morgan, Inc.	7,382	236

Marathon Petroleum Corp.	5,316	1,359

Matador Resources Co.	565	28

Murphy Oil Corp.	5,831	190

Nabors Industries Ltd. (a)	604	51

NOV, Inc.	3,181	59

Occidental Petroleum Corp.	1,488	72

Ovintiv, Inc.	4,720	249

Par Pacific Holdings, Inc. (a)	1,168	65

Patterson-UTI Energy, Inc.	11,413	105

PBF Energy, Inc. Class A	4,823	220

Peabody Energy Corp.	7,586	175

Permian Resources Corp. Class A	9,455	174

Phillips 66	6,671	1,128

SLB Ltd.	5,527	257

SM Energy Co.	3,708	97

Targa Resources Corp.	722	194

Valero Energy Corp.	7,630	1,987

Weatherford International PLC	364	30

Williams Cos., Inc.	2,266	168

World Kinect Corp.	1,997	66

		18,227

FINANCIALS 10.9%

Acadian Asset Management, Inc.	578	41

Affiliated Managers Group, Inc.	997	337

Aflac, Inc.	3,062	359

Allstate Corp.	1,824	434

Ally Financial, Inc.	5,874	270

American International Group, Inc.	9,401	701

Ameriprise Financial, Inc.	550	252

ARES Management Corp. Class A	736	82

Arthur J Gallagher & Co.	495	114

Artisan Partners Asset Management, Inc. Class A	1,394	48

Assurant, Inc.	782	210

Bank of New York Mellon Corp.	8,367	1,210

BankUnited, Inc.	2,386	116

Berkshire Hathaway, Inc. Class B (a)	5,687	2,846

Blackstone, Inc.	2,029	239

Bread Financial Holdings, Inc.	1,850	200

Brighthouse Financial, Inc. (a)	1,753	111

Brown & Brown, Inc.	1,886	121

Capital One Financial Corp.	5,455	1,094

Cboe Global Markets, Inc.	876	213

Charles Schwab Corp.	2,259	208

Citigroup, Inc.	32,241	4,512

Citizens Financial Group, Inc.	2,936	206

CME Group, Inc.	1,301	287

CNO Financial Group, Inc.	1,689	86

Columbia Banking System, Inc.	929	30

Corebridge Financial, Inc.	4,345	124

Corpay, Inc. (a)	230	77

36	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)

Credit Acceptance Corp. (a)	50	$32

DigitalBridge Group, Inc.	7,611	120

East West Bancorp, Inc.	731	94

Employers Holdings, Inc.	673	34

Encore Capital Group, Inc. (a)	774	72

Equitable Holdings, Inc.	4,230	186

Erie Indemnity Co. Class A	223	53

Evercore, Inc. Class A	985	336

FactSet Research Systems, Inc.	282	65

Federated Hermes, Inc.	1,690	93

Fifth Third Bancorp	1,627	92

First American Financial Corp.	797	55

First Horizon Corp.	3,392	87

FirstCash Holdings, Inc.	667	144

Flagstar Bank NA	11,290	169

Franklin Resources, Inc.	6,105	203

Genworth Financial, Inc. (a)	10,998	104

Globe Life, Inc.	331	59

Goldman Sachs Group, Inc.	1,502	1,519

Hanover Insurance Group, Inc.	937	201

Hilltop Holdings, Inc.	1,048	41

Houlihan Lokey, Inc.	966	130

Interactive Brokers Group, Inc. Class A	3,676	320

Intercontinental Exchange, Inc.	1,856	229

Invesco Ltd.	7,862	207

Jack Henry & Associates, Inc.	1,627	224

Jackson Financial, Inc. Class A	1,234	126

Jefferies Financial Group, Inc.	1,768	88

KeyCorp	2,659	61

Lincoln National Corp.	3,854	136

Loews Corp.	1,454	165

LPL Financial Holdings, Inc.	388	109

MarketAxess Holdings, Inc.	449	51

Marsh & McLennan Cos., Inc.	2,313	386

Mastercard, Inc. Class A	1,363	700

Mercury General Corp.	499	53

MetLife, Inc.	4,855	411

MGIC Investment Corp.	2,032	57

Moelis & Co. Class A	1,165	76

Moody’s Corp.	151	68

Morgan Stanley	2,164	452

MSCI, Inc.	277	155

Nasdaq, Inc.	483	38

NCR Atleos Corp. (a)	1,961	85

Nelnet, Inc. Class A	232	31

Northern Trust Corp.	390	68

OneMain Holdings, Inc.	2,588	158

PROG Holdings, Inc.	1,087	51

Progressive Corp.	2,178	476

Prudential Financial, Inc.	4,592	496

Regions Financial Corp.	2,296	69

RLI Corp.	538	32

S&P Global, Inc.	351	143

SEI Investments Co.	1,490	131

Selective Insurance Group, Inc.	1,038	101

SLM Corp.	6,556	170

State Street Corp.	643	109

Stewart Information Services Corp.	841	56

Stifel Financial Corp.	738	51

StoneX Group, Inc. (a)	235	28

Synchrony Financial	9,573	728

T. Rowe Price Group, Inc.	3,922	446

Tradeweb Markets, Inc. Class A	570	57

	SHARES	MARKET VALUE (000S)

Travelers Cos., Inc.	2,179	$719

U.S. Bancorp	2,307	139

UMB Financial Corp.	213	30

Unum Group	1,839	164

Valley National Bancorp	3,164	46

Virtu Financial, Inc. Class A	3,051	182

Visa, Inc. Class A	3,213	1,102

Voya Financial, Inc.	317	29

W.R. Berkley Corp.	482	34

WaFd, Inc.	779	30

Webster Financial Corp.	846	65

Wells Fargo & Co.	33,309	2,753

Western Union Co.	19,933	153

WEX, Inc. (a)	219	31

White Mountains Insurance Group Ltd.	64	133

Wintrust Financial Corp.	221	36

Zions Bancorp NA	1,541	107

		31,768

HEALTH CARE 14.2%

AbbVie, Inc.	14,576	3,668

Alnylam Pharmaceuticals, Inc. (a)	288	87

Amgen, Inc.	6,149	2,227

AMN Healthcare Services, Inc. (a)	1,590	51

Baxter International, Inc.	2,665	57

Becton Dickinson & Co.	1,620	245

Biogen, Inc. (a)	360	78

BioMarin Pharmaceutical, Inc. (a)	753	43

Boston Scientific Corp. (a)	1,007	43

BrightSpring Health Services, Inc. (a)	650	45

Bristol-Myers Squibb Co.	26,732	1,540

Bruker Corp.	1,196	72

Cardinal Health, Inc.	3,918	931

Cencora, Inc.	1,224	346

Centene Corp. (a)	4,397	282

Charles River Laboratories International, Inc. (a)	274	62

Chemed Corp.	328	153

Cigna Group	3,923	1,081

Cooper Cos., Inc. (a)	2,458	176

CVS Health Corp.	17,986	1,861

DaVita, Inc. (a)	1,806	402

Dentsply Sirona, Inc.	8,388	89

Elanco Animal Health, Inc. (a)	3,254	80

Elevance Health, Inc.	1,443	558

Eli Lilly & Co.	3,442	4,128

Encompass Health Corp.	2,846	288

Ensign Group, Inc.	589	94

Exelixis, Inc. (a)	6,224	339

Fortrea Holdings, Inc. (a)	2,673	47

GE HealthCare Technologies, Inc.	1,731	111

Gilead Sciences, Inc.	16,196	2,046

Ginkgo Bioworks Holdings, Inc. (a)	3,448	34

Globus Medical, Inc. Class A (a)	1,620	128

Haemonetics Corp. (a)	455	34

Halozyme Therapeutics, Inc. (a)	1,589	124

HCA Healthcare, Inc.	1,632	636

HealthEquity, Inc. (a)	338	31

Henry Schein, Inc. (a)	1,756	147

Hologic, Inc. (a)	1,375	0

Humana, Inc.	1,256	499

ICU Medical, Inc. (a)	283	41

	SHARES	MARKET VALUE (000S)

IDEXX Laboratories, Inc. (a)	812	$427

Illumina, Inc. (a)	215	38

Incyte Corp. (a)	2,230	253

Ionis Pharmaceuticals, Inc. (a)	1,729	137

Johnson & Johnson	18,673	4,742

Labcorp Holdings, Inc.	574	161

McKesson Corp.	933	705

Merck & Co., Inc.	23,711	3,047

Mettler-Toledo International, Inc. (a)	165	211

Moderna, Inc. (a)	4,543	318

National HealthCare Corp.	186	39

Neurocrine Biosciences, Inc. (a)	1,283	216

Novavax, Inc. (a)	6,875	65

Organon & Co.	15,041	204

Penumbra, Inc. (a)	214	68

Pfizer, Inc.	89,103	2,146

Quest Diagnostics, Inc.	990	210

Regeneron Pharmaceuticals, Inc.	1,211	755

ResMed, Inc.	804	157

Revolution Medicines, Inc. (a)	1,129	211

Roivant Sciences Ltd. (a)	3,043	108

Royalty Pharma PLC Class A	8,263	463

Select Medical Holdings Corp.	3,465	57

Teleflex, Inc.	920	117

United Therapeutics Corp. (a)	1,112	603

UnitedHealth Group, Inc.	3,575	1,486

Universal Health Services, Inc. Class B	877	130

Vaxcyte, Inc. (a)	691	40

Vertex Pharmaceuticals, Inc. (a)	606	301

Viatris, Inc.	23,635	375

West Pharmaceutical Services, Inc.	1,142	410

Zimmer Biomet Holdings, Inc.	298	26

Zoetis, Inc.	1,032	74

		41,204

INDUSTRIALS 12.9%

3M Co.	5,553	899

A.O. Smith Corp.	3,037	190

AAON, Inc.	251	32

AAR Corp. (a)	782	112

ABM Industries, Inc.	1,767	78

Acuity, Inc.	371	140

Advanced Drainage Systems, Inc.	1,089	171

AECOM	1,159	81

AGCO Corp.	1,082	130

Allison Transmission Holdings, Inc.	1,998	225

API Group Corp. (a)	2,537	107

Applied Industrial Technologies, Inc.	128	43

ArcBest Corp.	320	46

Arcosa, Inc.	436	63

Armstrong World Industries, Inc.	775	124

ATI, Inc. (a)	941	185

Atkore, Inc.	931	71

Automatic Data Processing, Inc.	1,314	294

Avis Budget Group, Inc. (a)	699	103

Boise Cascade Co.	1,011	79

Booz Allen Hamilton Holding Corp.	3,223	196

Brady Corp. Class A	543	50

Brink’s Co.	545	52

Broadridge Financial Solutions, Inc.	1,538	211

Builders FirstSource, Inc. (a)	1,360	122

BWX Technologies, Inc.	2,533	493

CACI International, Inc. Class A (a)	730	338

Carlisle Cos., Inc.	154	56

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	37

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Carpenter Technology Corp.	1,674	$1,033

Caterpillar, Inc.	2,696	2,871

CH Robinson Worldwide, Inc.	3,494	658

Chart Industries, Inc. (a)	229	48

Cintas Corp.	1,120	191

Clean Harbors, Inc. (a)	243	73

Comfort Systems USA, Inc.	208	412

Copart, Inc. (a)	4,864	137

Core & Main, Inc. Class A (a)	1,584	76

CoreCivic, Inc. (a)	2,879	87

Crane Co.	524	117

CSX Corp.	13,422	638

Cummins, Inc.	482	344

Curtiss-Wright Corp.	582	441

Delta Air Lines, Inc.	413	39

DNOW, Inc. (a)	5,105	66

Donaldson Co., Inc.	1,504	135

Dycom Industries, Inc. (a)	345	174

EMCOR Group, Inc.	130	108

EnerSys	192	45

Enpro, Inc.	92	35

Equifax, Inc.	370	59

Everus Construction Group, Inc. (a)	993	165

Expeditors International of Washington, Inc.	2,978	485

Fastenal Co.	3,668	176

Federal Signal Corp.	231	30

FedEx Corp.	292	91

Fedex Freight Holding Co., Inc. (a)	146	22

Ferguson Enterprises, Inc.	1,672	397

Flowserve Corp.	749	56

Franklin Electric Co., Inc.	405	43

FTAI Aviation Ltd.	667	180

FTI Consulting, Inc. (a)	575	86

Gates Industrial Corp. PLC (a)	2,007	56

GATX Corp.	349	62

GE Vernova, Inc.	503	591

Generac Holdings, Inc. (a)	1,293	379

General Dynamics Corp.	1,883	667

General Electric Co.	5,413	2,023

Genpact Ltd.	5,751	158

GEO Group, Inc. (a)	4,476	132

Graco, Inc.	1,404	106

Granite Construction, Inc.	1,521	240

Greenbrier Cos., Inc.	1,162	57

Griffon Corp.	724	71

Healthcare Services Group, Inc. (a)	1,887	46

Hertz Global Holdings, Inc. (a)	11,578	26

Hexcel Corp.	1,644	165

HNI Corp.	1,066	43

Howmet Aerospace, Inc.	4,580	1,231

Hub Group, Inc. Class A	1,354	59

Hubbell, Inc.	440	230

Huntington Ingalls Industries, Inc.	276	77

IDEX Corp.	1,534	348

Illinois Tool Works, Inc.	1,248	338

ITT, Inc.	1,203	238

Jacobs Solutions, Inc.	208	26

JB Hunt Transport Services, Inc.	469	136

JetBlue Airways Corp. (a)	10,546	60

Johnson Controls International PLC	1,073	157

Kennametal, Inc.	2,399	84

Kirby Corp. (a)	203	28

Knight-Swift Transportation Holdings, Inc.	576	45

	SHARES	MARKET VALUE (000S)

L3Harris Technologies, Inc.	1,908	$554

Landstar System, Inc.	1,235	255

Leidos Holdings, Inc.	955	98

Lennox International, Inc.	263	151

Lincoln Electric Holdings, Inc.	810	215

Lockheed Martin Corp.	3,637	1,853

ManpowerGroup, Inc.	1,998	67

Masco Corp.	1,404	114

MasTec, Inc. (a)	352	146

Masterbrand, Inc. (a)	5,866	60

Matson, Inc.	728	140

Maximus, Inc.	1,393	75

Mercury Systems, Inc. (a)	729	89

Millerknoll, Inc.	1,464	30

Modine Manufacturing Co. (a)	315	84

Moog, Inc. Class A	524	222

MSA Safety, Inc.	504	88

MSC Industrial Direct Co., Inc. Class A	1,793	213

Mueller Industries, Inc.	1,813	223

MYR Group, Inc. (a)	85	43

Nextpower, Inc. Class A (a)	891	106

Nordson Corp.	336	101

Norfolk Southern Corp.	323	102

Northrop Grumman Corp.	1,331	678

Old Dominion Freight Line, Inc.	552	120

OPENLANE, Inc. (a)	1,951	80

Oshkosh Corp.	921	141

Otis Worldwide Corp.	2,531	181

Owens Corning	389	62

PACCAR, Inc.	773	93

Parker-Hannifin Corp.	258	252

Paychex, Inc.	1,117	110

Primoris Services Corp.	1,834	182

Quanta Services, Inc.	290	209

QXO, Inc. (a)	3,615	62

RBC Bearings, Inc. (a)	207	133

Regal Rexnord Corp.	373	89

Republic Services, Inc.	733	156

Resideo Technologies, Inc. (a)	2,806	87

Robert Half, Inc.	980	30

Rockwell Automation, Inc.	264	131

Rollins, Inc.	3,234	135

RTX Corp.	4,159	789

Rush Enterprises, Inc. Class A	1,318	96

Ryder System, Inc.	192	51

Saia, Inc. (a)	152	64

Schneider National, Inc. Class B	2,224	81

Science Applications International Corp.	1,388	153

Sensata Technologies Holding PLC	560	27

Simpson Manufacturing Co., Inc.	151	32

SkyWest, Inc. (a)	911	91

SPX Technologies, Inc. (a)	313	77

Stanley Black & Decker, Inc.	408	38

Terex Corp.	3,468	251

Textron, Inc.	270	25

Timken Co.	1,897	276

Toro Co.	2,025	197

Trinity Industries, Inc.	2,234	77

UFP Industries, Inc.	868	79

UL Solutions, Inc. Class A	736	75

UniFirst Corp.	350	93

Union Pacific Corp.	3,496	951

United Airlines Holdings, Inc. (a)	630	86

	SHARES	MARKET VALUE (000S)

United Parcel Service, Inc. Class B	7,614	$819

United Rentals, Inc.	94	107

Valmont Industries, Inc.	219	127

Veralto Corp.	2,293	203

Verisk Analytics, Inc.	1,771	318

Vertiv Holdings Co. Class A	2,216	742

Waste Management, Inc.	1,187	265

Watsco, Inc.	548	228

Watts Water Technologies, Inc. Class A	180	70

Werner Enterprises, Inc.	3,258	142

WESCO International, Inc.	106	37

Woodward, Inc.	313	133

WW Grainger, Inc.	178	242

XPO, Inc. (a)	687	141

Zurn Elkay Water Solutions Corp. Class C	1,223	62

		37,293

INFORMATION TECHNOLOGY 25.5%

Adobe, Inc. (a)	256	52

Advanced Energy Industries, Inc.	181	68

Advanced Micro Devices, Inc. (a)	3,105	1,804

Akamai Technologies, Inc. (a)	1,002	118

Amdocs Ltd.	1,274	64

Amkor Technology, Inc.	3,961	342

Amphenol Corp. Class A	2,261	399

Analog Devices, Inc.	919	365

Apple, Inc.	11,131	3,221

Applied Materials, Inc.	5,960	4,309

AppLovin Corp. Class A (a)	187	96

Arista Networks, Inc. (a)	1,917	326

Arrow Electronics, Inc. (a)	1,518	324

Avnet, Inc.	2,813	250

Belden, Inc.	491	59

Benchmark Electronics, Inc.	626	62

Broadcom, Inc.	11,208	4,234

CDW Corp.	323	45

Ciena Corp. (a)	822	403

Cirrus Logic, Inc. (a)	710	105

Cisco Systems, Inc.	33,164	3,895

Cognex Corp.	1,480	107

Coherent Corp. (a)	1,139	449

Corning, Inc.	17,523	4,476

Datadog, Inc. Class A (a)	1,891	492

Dell Technologies, Inc. Class C	1,777	767

DigitalOcean Holdings, Inc. (a)	405	64

Dolby Laboratories, Inc. Class A	1,009	53

Dropbox, Inc. Class A (a)	4,942	136

DXC Technology Co. (a)	4,031	36

Entegris, Inc.	938	169

Everpure, Inc. Class A (a)	2,000	158

F5, Inc. (a)	733	305

Fair Isaac Corp. (a)	99	118

First Solar, Inc. (a)	638	151

Flex Ltd. (a)	674	109

FormFactor, Inc. (a)	436	70

Fortinet, Inc. (a)	738	113

Gartner, Inc. (a)	278	36

Gen Digital, Inc.	4,666	116

Hewlett Packard Enterprise Co.	26,659	1,203

HP, Inc.	35,275	774

Insight Enterprises, Inc. (a)	795	97

Intel Corp. (a)	73,089	10,205

38	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)

InterDigital, Inc.	421	$119

International Business Machines Corp.	11,006	3,095

Jabil, Inc.	1,571	606

Keysight Technologies, Inc. (a)	350	123

KLA Corp.	7,423	2,240

Knowles Corp. (a)	1,550	64

Kyndryl Holdings, Inc. (a)	2,444	28

Lam Research Corp.	9,835	4,262

Lattice Semiconductor Corp. (a)	1,278	195

Littelfuse, Inc.	195	89

Lumentum Holdings, Inc. (a)	442	379

MACOM Technology Solutions Holdings, Inc. (a)	392	149

Manhattan Associates, Inc. (a)	269	37

Marvell Technology, Inc.	1,671	498

MaxLinear, Inc. (a)	427	55

Microchip Technology, Inc.	889	81

Micron Technology, Inc.	2,153	2,485

MKS, Inc.	370	165

MongoDB, Inc. (a)	498	167

Monolithic Power Systems, Inc.	324	448

Motorola Solutions, Inc.	492	204

NetApp, Inc.	1,275	197

NetScout Systems, Inc. (a)	1,321	58

NVIDIA Corp.	8,695	1,740

ON Semiconductor Corp. (a)	646	61

Onto Innovation, Inc. (a)	283	107

Oracle Corp.	10,342	1,516

OSI Systems, Inc. (a)	449	98

Plexus Corp. (a)	817	246

Power Integrations, Inc.	362	30

Qorvo, Inc. (a)	867	81

QUALCOMM, Inc.	7,523	1,390

Rambus, Inc. (a)	741	98

Rogers Corp. (a)	226	37

Roper Technologies, Inc.	278	94

Sandisk Corp. (a)	266	605

Sanmina Corp. (a)	1,680	425

ScanSource, Inc. (a)	584	30

Seagate Technology Holdings PLC	2,007	1,937

Semtech Corp. (a)	541	88

Silicon Laboratories, Inc. (a)	943	206

Synaptics, Inc. (a)	379	47

TD SYNNEX Corp.	661	177

Teradata Corp. (a)	3,425	119

Teradyne, Inc.	1,524	737

Texas Instruments, Inc.	6,334	1,888

TTM Technologies, Inc. (a)	3,263	610

Tyler Technologies, Inc. (a)	165	48

VeriSign, Inc.	918	231

Viasat, Inc. (a)	3,149	283

Viavi Solutions, Inc. (a)	1,619	77

Vishay Intertechnology, Inc.	6,384	343

Vistance Networks, Inc.	9,053	116

Vontier Corp.	2,671	77

Western Digital Corp.	6,121	3,910

Zoom Communications, Inc. (a)	515	44

		73,985

MATERIALS 3.1%

Albemarle Corp.	215	29

Alcoa Corp.	3,893	203

Alpha Metallurgical Resources, Inc. (a)	498	82

	SHARES	MARKET VALUE (000S)

AptarGroup, Inc.	1,042	$130

Ashland, Inc.	444	29

Avery Dennison Corp.	1,167	189

Balchem Corp.	177	30

Ball Corp.	2,558	160

Cabot Corp.	1,298	118

Celanese Corp.	2,222	102

CF Industries Holdings, Inc.	1,309	142

Chemours Co.	7,746	159

Cleveland-Cliffs, Inc. (a)	13,958	131

Commercial Metals Co.	3,468	218

Corteva, Inc.	2,328	197

Crown Holdings, Inc.	2,647	296

Dow, Inc.	9,475	259

DuPont de Nemours, Inc.	2,998	407

Eagle Materials, Inc.	533	120

Eastman Chemical Co.	1,877	126

Ecovyst, Inc. (a)	2,210	28

Element Solutions, Inc.	925	44

Freeport-McMoRan, Inc.	2,609	164

Graphic Packaging Holding Co.	10,713	113

Greif, Inc. Class A	489	36

Hecla Mining Co.	4,414	68

Huntsman Corp.	741	8

Ingevity Corp. (a)	391	29

International Paper Co.	5,842	223

Kaiser Aluminum Corp.	457	89

Louisiana-Pacific Corp.	1,302	102

LyondellBasell Industries NV Class A	9,837	518

Mosaic Co.	9,368	199

NewMarket Corp.	342	271

Newmont Corp.	7,043	658

Nucor Corp.	3,773	840

O-I Glass, Inc. (a)	5,556	53

Olin Corp.	1,959	39

Packaging Corp. of America	669	159

PPG Industries, Inc.	1,856	225

Reliance, Inc.	821	307

Royal Gold, Inc.	1,096	219

RPM International, Inc.	2,745	305

Ryerson Holding Corp.	1,003	25

Sensient Technologies Corp.	965	119

Sherwin-Williams Co.	484	167

Silgan Holdings, Inc.	2,379	110

Sonoco Products Co.	2,492	140

Southern Copper Corp.	486	85

Steel Dynamics, Inc.	808	185

Sylvamo Corp.	1,104	42

Tronox Holdings PLC	5,844	37

Warrior Met Coal, Inc.	2,032	165

Westlake Corp.	336	25

		8,924

REAL ESTATE 0.1%

Compass, Inc. Class A (a)	3,844	47

Jones Lang LaSalle, Inc.	502	156

		203

UTILITIES 1.3%

AES Corp.	3,301	48

Alliant Energy Corp.	254	19

American Electric Power Co., Inc.	856	117

Atmos Energy Corp.	416	72

	SHARES	MARKET VALUE (000S)

Avista Corp.	1,495	$61

California Water Service Group	632	31

CenterPoint Energy, Inc.	1,082	48

Clearway Energy, Inc. Class C	2,549	87

Dominion Energy, Inc.	1,683	115

Edison International	575	43

Entergy Corp.	898	103

Essential Utilities, Inc.	1,085	42

Evergy, Inc.	908	79

Exelon Corp.	7,364	343

FirstEnergy Corp.	622	30

Hawaiian Electric Industries, Inc.	6,272	85

IDACORP, Inc.	1,124	170

MDU Resources Group, Inc.	4,685	99

National Fuel Gas Co.	1,700	131

New Jersey Resources Corp.	1,162	65

NiSource, Inc.	857	41

Northwest Natural Holding Co.	586	29

Northwestern Energy Group, Inc.	1,140	82

NRG Energy, Inc.	2,233	326

OGE Energy Corp.	946	46

ONE Gas, Inc.	727	56

Ormat Technologies, Inc.	1,054	115

Otter Tail Corp.	325	29

Portland General Electric Co.	1,987	103

Sempra	856	79

Southwest Gas Holdings, Inc.	1,203	107

Spire, Inc.	954	75

Talen Energy Corp. (a)	500	192

TXNM Energy, Inc.	2,046	116

UGI Corp.	2,784	96

Vistra Corp.	2,965	470

Xcel Energy, Inc.	1,173	94

		3,844

Total United States		280,520

Total Common Stocks (Cost $221,628)		283,963

REAL ESTATE INVESTMENT TRUSTS 1.9%

UNITED STATES 1.9%

REAL ESTATE 1.9%

AGNC Investment Corp.	24,095	263

Agree Realty Corp.	888	67

American Healthcare REIT, Inc.	1,342	70

American Homes 4 Rent	4,011	134

American Tower Corp.	632	103

Americold Realty Trust, Inc.	5,678	89

Annaly Capital Management, Inc.	2,150	48

Apollo Commercial Real Estate Finance, Inc.	2,945	31

Apple Hospitality REIT, Inc.	6,817	115

Brixmor Property Group, Inc.	1,870	59

Camden Property Trust	1,455	167

CareTrust REIT, Inc.	1,657	67

Chimera Investment Corp.	1,988	27

COPT Defense Properties	2,105	77

CubeSmart	2,164	86

DiamondRock Hospitality Co.	5,571	68

Diversified Healthcare Trust	3,538	33

EastGroup Properties, Inc.	142	29

Equity LifeStyle Properties, Inc.	1,388	90

Federal Realty Investment Trust	418	52

First Industrial Realty Trust, Inc.	801	49

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	39

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Gaming & Leisure Properties, Inc.	5,612	$250

Healthcare Realty Trust, Inc.	8,647	174

Host Hotels & Resorts, Inc.	3,252	77

InvenTrust Properties Corp.	956	34

Iron Mountain, Inc.	903	114

Lamar Advertising Co.	1,020	159

LXP Industrial Trust	1,183	64

Macerich Co.	5,552	140

Medical Properties Trust, Inc.	18,230	84

MFA Financial, Inc.	2,841	28

National Health Investors, Inc.	503	38

National Storage Affiliates Trust	1,050	47

NNN REIT, Inc.	1,141	53

Omega Healthcare Investors, Inc.	4,749	226

Outfront Media, Inc.	3,239	106

Park Hotels & Resorts, Inc.	10,025	143

PennyMac Mortgage Investment Trust	1,962	22

Phillips Edison & Co., Inc.	1,963	82

Piedmont Realty Trust, Inc.	3,124	29

Prologis, Inc.	1,634	221

Public Storage	331	105

	SHARES	MARKET VALUE (000S)

Rayonier, Inc.	4,731	$101

Rithm Capital Corp.	4,053	38

RLJ Lodging Trust	4,293	51

Ryman Hospitality Properties, Inc.	343	44

Sabra Health Care REIT, Inc.	2,525	49

SBA Communications Corp.	963	170

Simon Property Group, Inc.	1,169	261

SL Green Realty Corp.	1,067	55

STAG Industrial, Inc.	732	28

Sun Communities, Inc.	1,112	133

Sunstone Hotel Investors, Inc.	3,491	40

Terreno Realty Corp.	435	28

Ventas, Inc.	1,052	93

Vornado Realty Trust	2,841	112

Welltower, Inc.	1,314	298

WP Carey, Inc.	2,035	146

Xenia Hotels & Resorts, Inc.	2,723	55

		5,622

Total Real Estate Investment Trusts (Cost $5,053)		5,622

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (b)	312,731	$313

Total Short-Term Instruments (Cost $313)		313

Total Investments in Securities (Cost $226,994)		289,898

Total Investments 99.9% (Cost $226,994)		$289,898

Other Assets and Liabilities, net 0.1%		148

Net Assets 100.0%		$290,046

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(9)	$0	$0	$(9)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Common Stocks
Bermuda
Energy	$26	$0	$0	$26
Financials	163	0	0	163
Ireland
Consumer Discretionary	164	0	0	164
Consumer Staples	28	0	0	28
Health Care	699	0	0	699
Industrials	28	0	0	28
Information Technology	341	0	0	341
Monaco
Energy	94	0	0	94
Puerto Rico
Financials	34	0	0	34
Switzerland

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financials	$301	$0	$0	$301
Materials	108	0	0	108
United Kingdom
Communication Services	104	0	0	104
Consumer Discretionary	117	0	0	117
Energy	534	0	0	534
Financials	527	0	0	527
Industrials	175	0	0	175
United States
Communication Services	13,024	0	0	13,024
Consumer Discretionary	25,085	0	0	25,085
Consumer Staples	26,963	0	0	26,963
Energy	18,227	0	0	18,227
Financials	31,768	0	0	31,768
Health Care	41,204	0	0	41,204
Industrials	37,293	0	0	37,293

40	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Information Technology	$73,985	$0	$0	$73,985
Materials	8,924	0	0	8,924
Real Estate	203	0	0	203
Utilities	3,844	0	0	3,844
Real Estate Investment Trusts
United States
Real Estate	5,622	0	0	5,622
Short-Term Instruments
Mutual Funds	313	0	0	313

Total Investments	$289,898	$0	$0	$289,898

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	41

Schedule of Investments	PIMCO RAFI ESG U.S. ETF

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%

COMMON STOCKS 97.1%

BERMUDA 0.1%

FINANCIALS 0.1%

Arch Capital Group Ltd. (a)	866	$84

Total Bermuda		84

IRELAND 1.4%

CONSUMER DISCRETIONARY 0.1%

Aptiv PLC (a)	1,505	92

HEALTH CARE 0.4%

ICON PLC (a)	305	53

Medtronic PLC	8,712	682

		735

INDUSTRIALS 0.1%

Trane Technologies PLC	273	134

INFORMATION TECHNOLOGY 0.4%

Accenture PLC Class A	2,642	329

TE Connectivity PLC	1,739	350

		679

MATERIALS 0.4%

CRH PLC	6,241	668

Total Ireland		2,308

SWITZERLAND 0.4%

CONSUMER DISCRETIONARY 0.0%

Versigent PLC (a)	133	6

FINANCIALS 0.3%

Chubb Ltd.	1,215	414

MATERIALS 0.1%

Amcor PLC	4,359	189

Total Switzerland		609

UNITED KINGDOM 0.2%

COMMUNICATION SERVICES 0.1%

Liberty Global Ltd. Class A (a)	1,213	14

Liberty Global Ltd. Class C (a)	5,915	65

		79

FINANCIALS 0.0%

Willis Towers Watson PLC	177	46

INDUSTRIALS 0.1%

CNH Industrial NV	20,210	227

Total United Kingdom		352

UNITED STATES 95.0%

COMMUNICATION SERVICES 5.8%

AT&T, Inc.	116,496	2,411

Charter Communications, Inc. Class A (a)	2,458	349

Comcast Corp. Class A	45,369	1,114

Electronic Arts, Inc.	1,594	327

Lumen Technologies, Inc. (a)	27,264	209

Netflix, Inc. (a)	2,015	144

	SHARES	MARKET VALUE (000S)

News Corp. Class A	3,330	$83

Omnicom Group, Inc.	3,276	239

Paramount Skydance Corp. Class B	10,872	107

T-Mobile U.S., Inc.	2,261	379

Verizon Communications, Inc.	69,595	2,947

Versant Media Group, Inc.	1,432	52

Walt Disney Co.	9,896	952

		9,313

CONSUMER DISCRETIONARY 6.0%

Best Buy Co., Inc.	5,827	442

Booking Holdings, Inc.	592	106

BorgWarner, Inc.	3,480	231

Carnival Corp. Ltd.	1,463	42

Chipotle Mexican Grill, Inc. (a)	1,757	60

eBay, Inc.	5,745	642

Expedia Group, Inc.	523	134

Ford Motor Co.	42,405	589

Gap, Inc.	4,361	81

General Motors Co.	23,086	1,780

Genuine Parts Co.	580	68

Goodyear Tire & Rubber Co. (a)	12,996	86

Hilton Worldwide Holdings, Inc.	515	170

Home Depot, Inc.	3,992	1,408

Kohl’s Corp.	9,180	163

Lear Corp.	1,055	141

LKQ Corp.	2,174	57

Lowe’s Cos., Inc.	4,898	1,080

Macy’s, Inc.	7,423	175

Marriott International, Inc. Class A	638	236

Newell Brands, Inc.	17,069	105

NIKE, Inc. Class B	7,692	316

PVH Corp.	1,724	128

Ralph Lauren Corp.	224	90

Tapestry, Inc.	1,012	148

Taylor Morrison Home Corp. (a)	645	46

Thor Industries, Inc.	523	39

TJX Cos., Inc.	3,737	566

Tractor Supply Co.	3,294	104

VF Corp.	11,495	192

Whirlpool Corp.	2,463	97

Yum! Brands, Inc.	787	126

		9,648

CONSUMER STAPLES 7.6%

Archer-Daniels-Midland Co.	9,671	739

Bunge Global SA	1,099	117

Campbell’s Co.	2,581	57

Church & Dwight Co., Inc.	1,433	139

Coca-Cola Co.	9,419	766

Colgate-Palmolive Co.	5,551	509

Conagra Brands, Inc.	11,215	151

Costco Wholesale Corp.	360	337

Dollar Tree, Inc. (a)	886	107

Estee Lauder Cos., Inc. Class A	611	48

General Mills, Inc.	11,173	389

Hershey Co.	706	124

Hormel Foods Corp.	3,326	83

J.M. Smucker Co.	678	76

Kenvue, Inc.	15,483	296

Keurig Dr. Pepper, Inc.	8,780	287

Kimberly-Clark Corp.	3,007	330

Kraft Heinz Co.	24,115	570

McCormick & Co., Inc.	1,381	70

Mondelez International, Inc. Class A	14,902	862

PepsiCo, Inc.	10,088	1,366

Procter & Gamble Co.	21,012	3,081

	SHARES	MARKET VALUE (000S)

Sysco Corp.	3,355	$280

Target Corp.	10,228	1,336

U.S. Foods Holding Corp. (a)	922	94

		12,214

FINANCIALS 13.4%

Aflac, Inc.	3,760	441

Allstate Corp.	2,088	497

American Express Co.	1,899	642

Ameriprise Financial, Inc.	166	76

Bank of America Corp.	17,618	1,004

Bank of New York Mellon Corp.	6,698	969

Blackrock, Inc.	300	289

Citigroup, Inc.	22,148	3,100

Fidelity National Information Services, Inc.	8,045	313

Fiserv, Inc. (a)	4,440	218

Global Payments, Inc.	1,212	88

Goldman Sachs Group, Inc.	731	739

Hartford Insurance Group, Inc.	2,350	311

JPMorgan Chase & Co.	12,194	3,991

Lincoln National Corp.	2,157	76

Marsh & McLennan Cos., Inc.	1,929	322

Mastercard, Inc. Class A	1,926	989

MetLife, Inc.	8,239	697

Moody’s Corp.	440	199

Morgan Stanley	6,034	1,261

Nasdaq, Inc.	818	65

Northern Trust Corp.	1,216	211

PayPal Holdings, Inc.	11,939	516

Principal Financial Group, Inc.	2,695	291

Progressive Corp.	2,289	500

Prudential Financial, Inc.	3,838	414

S&P Global, Inc.	1,582	644

State Street Corp.	3,315	562

T. Rowe Price Group, Inc.	1,799	205

Travelers Cos., Inc.	1,258	415

Unum Group	1,196	107

Visa, Inc. Class A	3,906	1,340

		21,492

HEALTH CARE 23.4%

Abbott Laboratories	15,100	1,370

AbbVie, Inc.	10,342	2,602

Agilent Technologies, Inc.	2,284	303

Amgen, Inc.	1,758	637

Baxter International, Inc.	14,698	313

Becton Dickinson & Co.	1,744	264

Biogen, Inc. (a)	1,439	311

Boston Scientific Corp. (a)	1,578	67

Bristol-Myers Squibb Co.	34,511	1,989

Cardinal Health, Inc.	1,607	382

Cencora, Inc.	336	95

Centene Corp. (a)	14,986	962

Cigna Group	4,514	1,244

CVS Health Corp.	10,306	1,066

Danaher Corp.	2,193	418

DaVita, Inc. (a)	420	93

Edwards Lifesciences Corp. (a)	1,661	150

Elevance Health, Inc.	3,864	1,494

Eli Lilly & Co.	498	597

GE HealthCare Technologies, Inc.	4,169	267

Gilead Sciences, Inc.	7,898	998

Henry Schein, Inc. (a)	403	34

Hologic, Inc. (a)	2,157	0

42	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

	SHARES	MARKET VALUE (000S)

Humana, Inc.	3,191	$1,268

Illumina, Inc. (a)	1,130	199

Intuitive Surgical, Inc. (a)	225	90

IQVIA Holdings, Inc. (a)	149	29

Johnson & Johnson	20,584	5,228

Labcorp Holdings, Inc.	949	266

McKesson Corp.	308	233

Merck & Co., Inc.	27,629	3,550

Moderna, Inc. (a)	12,016	842

Pfizer, Inc.	54,794	1,319

Quest Diagnostics, Inc.	509	108

Regeneron Pharmaceuticals, Inc.	1,148	716

Solventum Corp. (a)	1,837	142

STERIS PLC	352	74

Stryker Corp.	1,138	358

Thermo Fisher Scientific, Inc.	2,541	1,274

UnitedHealth Group, Inc.	13,359	5,552

Viatris, Inc.	25,580	406

Zimmer Biomet Holdings, Inc.	811	70

Zoetis, Inc.	2,329	167

		37,547

INDUSTRIALS 5.2%

3M Co.	4,954	802

AGCO Corp.	966	116

AMETEK, Inc.	139	34

Automatic Data Processing, Inc.	2,216	496

Carlisle Cos., Inc.	243	88

Cintas Corp.	697	119

Cummins, Inc.	865	617

Deere & Co.	2,088	1,325

Dover Corp.	697	156

Fastenal Co.	2,730	131

FedEx Corp.	1,490	467

Fedex Freight Holding Co., Inc. (a)	693	105

Ferguson Enterprises, Inc.	1,375	326

Fortive Corp.	259	16

Illinois Tool Works, Inc.	895	242

Ingersoll Rand, Inc.	1,476	121

Jacobs Solutions, Inc.	500	63

JB Hunt Transport Services, Inc.	277	80

Johnson Controls International PLC	3,710	542

ManpowerGroup, Inc.	2,757	93

Masco Corp.	1,047	85

Otis Worldwide Corp.	2,031	145

Owens Corning	1,248	198

Paychex, Inc.	1,091	107

Republic Services, Inc.	714	152

Robert Half, Inc.	2,905	89

Stanley Black & Decker, Inc.	2,727	257

United Rentals, Inc.	295	334

Waste Management, Inc.	1,107	247

WESCO International, Inc.	644	223

Westinghouse Air Brake Technologies Corp.	861	232

WW Grainger, Inc.	203	276

Xylem, Inc.	518	61

		8,345

INFORMATION TECHNOLOGY 28.8%

Adobe, Inc. (a)	3,937	807

Advanced Micro Devices, Inc. (a)	4,040	2,347

Akamai Technologies, Inc. (a)	586	69

Amdocs Ltd.	1,594	81

	SHARES	MARKET VALUE (000S)

Analog Devices, Inc.	2,520	$1,001

Apple, Inc.	27,363	7,918

Applied Materials, Inc.	3,699	2,674

Arista Networks, Inc. (a)	383	65

Arrow Electronics, Inc. (a)	1,571	335

Autodesk, Inc. (a)	343	67

Avnet, Inc.	1,088	97

Broadcom, Inc.	2,236	845

Cadence Design Systems, Inc. (a)	293	110

CDW Corp.	845	119

Cisco Systems, Inc.	18,202	2,138

Cognizant Technology Solutions Corp. Class A	8,552	331

Corning, Inc.	2,498	638

Dell Technologies, Inc. Class C	1,609	694

DXC Technology Co. (a)	3,911	35

Flex Ltd. (a)	2,087	338

Fortinet, Inc. (a)	1,622	249

Gen Digital, Inc.	5,951	148

GoDaddy, Inc. Class A (a)	172	15

Hewlett Packard Enterprise Co.	17,748	801

HP, Inc.	31,341	688

International Business Machines Corp.	6,129	1,724

Intuit, Inc.	878	229

Jabil, Inc.	781	301

Keysight Technologies, Inc. (a)	784	274

KLA Corp.	3,170	956

Kyndryl Holdings, Inc. (a)	3,688	42

Lam Research Corp.	3,634	1,575

Marvell Technology, Inc.	2,342	698

Microchip Technology, Inc.	2,868	262

Micron Technology, Inc.	843	973

Microsoft Corp.	15,833	5,906

Motorola Solutions, Inc.	443	184

NetApp, Inc.	2,284	354

NVIDIA Corp.	10,080	2,017

ON Semiconductor Corp. (a)	3,474	328

Oracle Corp.	2,896	424

Palo Alto Networks, Inc. (a)	613	209

Qnity Electronics, Inc.	1,200	196

QUALCOMM, Inc.	10,807	1,997

Roper Technologies, Inc.	287	97

Salesforce, Inc.	5,211	816

Seagate Technology Holdings PLC	924	892

ServiceNow, Inc. (a)	1,234	123

Synopsys, Inc. (a)	382	170

TD SYNNEX Corp.	1,180	315

Teradyne, Inc.	722	349

Texas Instruments, Inc.	4,329	1,290

Twilio, Inc. Class A (a)	913	188

Western Digital Corp.	808	516

Workday, Inc. Class A (a)	931	114

Zoom Communications, Inc. (a)	196	17

		46,146

MATERIALS 3.8%

Ball Corp.	4,056	253

CF Industries Holdings, Inc.	2,842	308

Corteva, Inc.	2,060	174

Dow, Inc.	33,180	908

DuPont de Nemours, Inc.	2,109	286

Ecolab, Inc.	1,145	319

FMC Corp.	6,449	74

Huntsman Corp.	11,694	124

International Flavors & Fragrances, Inc.	3,973	315

	SHARES	MARKET VALUE (000S)

International Paper Co.	1,514	$58

Linde PLC	2,686	1,394

LyondellBasell Industries NV Class A	1,609	85

Mosaic Co.	12,893	273

Newmont Corp.	2,596	242

Nucor Corp.	2,790	621

Packaging Corp. of America	791	188

PPG Industries, Inc.	2,142	260

Sherwin-Williams Co.	658	227

Steel Dynamics, Inc.	258	59

Vulcan Materials Co.	54	16

		6,184

REAL ESTATE 0.4%

CBRE Group, Inc. Class A (a)	2,662	359

Jones Lang LaSalle, Inc.	785	243

		602

UTILITIES 0.6%

American Water Works Co., Inc.	473	62

Edison International	6,324	471

Exelon Corp.	11,084	517

		1,050

Total United States		152,541

Total Common Stocks (Cost $129,845)		155,894

REAL ESTATE INVESTMENT TRUSTS 2.2%

UNITED STATES 2.2%

REAL ESTATE 2.2%

Alexandria Real Estate Equities, Inc.	1,391	73

American Tower Corp.	2,052	336

AvalonBay Communities, Inc.	879	166

Crown Castle, Inc.	2,664	202

Digital Realty Trust, Inc.	1,061	191

Equinix, Inc.	353	368

Equity Residential	2,802	190

Extra Space Storage, Inc.	111	16

Healthpeak Properties, Inc.	5,091	109

Host Hotels & Resorts, Inc.	7,549	179

Invitation Homes, Inc.	552	17

Iron Mountain, Inc.	1,300	164

Kimco Realty Corp.	5,220	132

Mid-America Apartment Communities, Inc.	582	81

Prologis, Inc.	3,971	538

Public Storage	483	154

Ventas, Inc.	2,908	258

Weyerhaeuser Co.	12,665	303

		3,477

Total Real Estate Investment Trusts (Cost $3,316)		3,477

Total Investments in Securities (Cost $133,161)		159,371

Total Investments 99.3% (Cost $133,161)		$159,371

Other Assets and Liabilities, net 0.7%		1,101

Net Assets 100.0%		$160,472

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	43

Schedule of Investments	PIMCO RAFI ESG U.S. ETF	(Cont.)	June 30, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$84	$0	$0	$84
Ireland
Consumer Discretionary	92	0	0	92
Health Care	735	0	0	735
Industrials	134	0	0	134
Information Technology	679	0	0	679
Materials	668	0	0	668
Switzerland
Consumer Discretionary	6	0	0	6
Financials	414	0	0	414
Materials	189	0	0	189
United Kingdom
Communication Services	79	0	0	79
Financials	46	0	0	46
Industrials	227	0	0	227

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
United States
Communication Services	$9,313	$0	$0	$9,313
Consumer Discretionary	9,648	0	0	9,648
Consumer Staples	12,214	0	0	12,214
Financials	21,492	0	0	21,492
Health Care	37,547	0	0	37,547
Industrials	8,345	0	0	8,345
Information Technology	46,146	0	0	46,146
Materials	6,184	0	0	6,184
Real Estate	602	0	0	602
Utilities	1,050	0	0	1,050
Real Estate Investment Trusts
United States
Real Estate	3,477	0	0	3,477

Total Investments	$159,371	$0	$0	$159,371

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

44	PIMCO EQUITY SERIES	See Accompanying Notes

Notes to Financial Statements	June 30, 2026

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the U.S. Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (as defined below) (“Authorized Participant”). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	45

Notes to Financial Statements	(Cont.)

from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of

Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Quarterly	Quarterly

PIMCO RAFI ESG U.S. ETF	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The Trust does not provide an automatic dividend and/or distributions reinvestment service. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, a Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records

46	PIMCO EQUITY SERIES

June 30, 2026

and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to a Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	47

Notes to Financial Statements	(Cont.)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that

48	PIMCO EQUITY SERIES

June 30, 2026

segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

Notes to Financial Statements	(Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$9	$0	$0	$0	$0	$9	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

50	PIMCO EQUITY SERIES

June 30, 2026

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

PIMCO RAFI ESG U.S. ETF

Securities on loan are required to be fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33 1/3% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Notes to Financial Statements	(Cont.)

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(b) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each fund’s investment policies and restrictions. Each fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

52	PIMCO EQUITY SERIES

June 30, 2026

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Small Fund	—	—	—	X

Market Trading	X	X	X	X

Equity	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Liquidity	X	X	X	X

Issuer	X	X	X	X

Derivatives	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	—	—

Emerging Markets	X	—	—	—

China	X	—	—	—

Currency	X	X	—	—

Model	X	X	X	X

Leveraging	X	X	X	X

Management and Tracking Error	X	X	X	X

Indexing	X	X	X	X

Environmental, Social and Governance Investing	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid, or that Fund shares trade at prices other than a Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress or volatility.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Credit Risk is the risk that a Fund could experience losses if the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Notes to Financial Statements	(Cont.)

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”).

These investments subject a Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign(non-U.S.) currencies.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions, including the indexation methodologies used in constructing the underlying index, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management and Tracking Error Risk is the risk that a portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the transaction costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying

54	PIMCO EQUITY SERIES

June 30, 2026

index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, to the extent a Fund uses a representative sampling approach, this approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Environmental, Social and Governance Investing Risk is the risk that, because the underlying index may select or typically exclude securities of certain issuers for reasons in addition to performance, a Fund’s performance may differ from funds that do not utilize an ESG investing strategy. Future legislative, regulatory or policy changes in the U.S. or abroad may adversely affect PIMCO’s ability to implement a Fund’s ESG investing strategy, limit the investment opportunities available to a Fund or otherwise affect a Fund’s performance. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the index provider or any judgment exercised by the index provider in constructing the underlying index will reflect the opinions of any particular investor.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks.

Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

Notes to Financial Statements	(Cont.)

adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Certain of the Funds may lend securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receive collateral in the form of cash with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds. Any securities on loan will be subject to the relevant Fund’s agreement with the Securities Lending Agent along with any master lending agreement entered into by the Securities Lending Agent on behalf of a Fund with any permitted borrowers.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction

56	PIMCO EQUITY SERIES

June 30, 2026

initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under what is essentially an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.49%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.39%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0.29%

PIMCO RAFI ESG U.S. ETF	0.29%

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended June 30, 2026, each Fund was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in a Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for the following expenses: (i) salaries and other compensation or expenses of any of the Trust’s officers and employees who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	57

Notes to Financial Statements	(Cont.)

expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Fund’s prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive each Fund’s Management Fee or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$6

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	19

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	10

PIMCO RAFI ESG U.S. ETF	5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

	Expiring within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$4	$6	$6	$16

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	0	10	10

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	5	10	15

PIMCO RAFI ESG U.S. ETF	1	0	1	2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact a Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

58	PIMCO EQUITY SERIES

June 30, 2026

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$0	$0	$75,769	$68,963

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	0	145,136	141,460

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	0	85,455	77,404

PIMCO RAFI ESG U.S. ETF	0	0	28,606	24,779

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the sub-administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below. Each Fund reserves the right to not impose a standard or variable redemption transaction fee or to vary the amount of the variable redemption transaction fee imposed, up to the maximum amount listed below, depending on the materiality of a Fund’s actual transaction costs incurred in selling securities to raise the cash amount redeemed (in the case of a variable redemption transaction fee) or where PIMCO believes that not imposing the standard or variable redemption transaction fee or varying the variable redemption transaction fee would be in a Fund’s and the Funds’ shareholders’ best interests.

Fund Name	Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$5,000	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI ESG U.S. ETF	$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

14. INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$1,769	$2,737

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	56,007	31,554

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	110,959	64,058

PIMCO RAFI ESG U.S. ETF	64,876	28,227

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the

Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	59

Notes to Financial Statements	(Cont.)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$3,313	$2,489	$38,556	$0	$0	$0	$0	$44,358

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	4,417	0	100,585	0	(2,098)	0	0	102,904

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	1,061	0	62,720	0	(33,823)	0	0	29,958

PIMCO RAFI ESG U.S. ETF	597	0	26,089	0	(6,496)	0	0	20,190

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain (loss) on passive foreign investment companies (PFICs), return of capital distributions from underlying funds, adjustments for real estate investment trusts, and partnerships.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through June 30, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through June 30, 2026 and Ordinary losses realized during the period January 1, 2026 through June 30, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$0	$0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	2,098	0

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	23,990	9,833

PIMCO RAFI ESG U.S. ETF	2,541	3,955

†	A zero balance may reflect actual amounts rounding to less than one thousand.

60	PIMCO EQUITY SERIES

June 30, 2026

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$110,638	$47,862	$(9,241)	$38,621

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	344,996	114,294	(13,731)	100,563

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	227,178	69,799	(7,079)	62,720

PIMCO RAFI ESG U.S. ETF	133,280	31,967	(5,877)	26,090

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain (loss) on passive foreign investment companies (PFICs), return of capital distributions from underlying funds, adjustments for real estate investment trusts, and partnerships.

For the fiscal years ended June 30, 2026 and June 30, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2026			June 30, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$3,249	$0	$0	$5,786	$0	$0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	12,090	0	0	9,102	0	0

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	3,298	0	0	2,618	0	0

PIMCO RAFI ESG U.S. ETF	1,913	0	0	1,250	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Equity Series and Shareholders of PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF (four of the funds constituting PIMCO Equity Series, hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 28, 2026

We have served as the auditor of one or more investment companies in PIMCO Equity Series since 2010.

62	PIMCO EQUITY SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

UBS	UBS Securities LLC

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt	REIT	Real Estate Investment Trust	TBA	To-Be-Announced

JSC	Joint Stock Company

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	63

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1500	$0.0000	$0.0000	$0.1500

June 2026	$0.1900	$0.0000	$0.0000	$0.1900

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.2500	$0.0000	$0.0000	$0.2500

June 2026	$0.4200	$0.0000	$0.0000	$0.4200

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.2500	$0.0000	$0.0000	$0.2500

June 2026	$0.2200	$0.0000	$0.0000	$0.2200

PIMCO RAFI ESG U.S. ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1900	$0.0000	$0.0000	$0.1900

June 2026	$0.1900	$0.0000	$0.0000	$0.1900

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

64	PIMCO EQUITY SERIES

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

Foreign Taxes. The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid. Shareholders will receive more detailed information along with their Form 1099-DIV.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	Foreign Source Income (000s)†	Foreign Taxes Pass Through (000s)†

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.00%	59.60%	$36	$0	$3,926	$732

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.00%	100.00%	0	0	12,169	1,342

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	100.00%	100.00%	41	0	0	0

PIMCO RAFI ESG U.S. ETF	100.00%	100.00%	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	65

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

66	PIMCO EQUITY SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	67

Approval of Investment Management Agreement (N-CSR Item 11)	(Unaudited)

Not applicable.

68	PIMCO EQUITY SERIES

General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

RAFIFSTMAR_063026

PIMCO EQUITY SERIES®

Annual Financial and Other Information

June 30, 2026

REALPATH® Blend Funds

PIMCO REALPATH® Blend 2030 Fund

PIMCO REALPATH® Blend 2035 Fund

PIMCO REALPATH® Blend 2040 Fund

PIMCO REALPATH® Blend 2045 Fund

PIMCO REALPATH® Blend 2050 Fund

PIMCO REALPATH® Blend 2055 Fund

PIMCO REALPATH® Blend 2060 Fund

PIMCO REALPATH® Blend 2065 Fund

PIMCO REALPATH® Blend 2070 Fund

PIMCO REALPATH® Blend Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund, PIMCO REALPATH® Blend 2070 Fund and PIMCO REALPATH® Blend Income Fund (each, a “Fund” and collectively, the “Funds”).

The Funds are each “fund of funds”, which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “Act”), equity securities, fixed income instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Funds may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Opportunistic Advantage Fund and PIMCO National Municipal Opportunistic Advantage Fund (collectively, “Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The risks and strategies associated with an investment in a Fund may result from direct investments and/or indirect exposure through investment in Acquired Funds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

2	PIMCO EQUITY SERIES

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

The PIMCO REALPATH® Blend Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. Each PIMCO REALPATH® Blend Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the REALPATH® Blend Fund’s name does not necessarily represent the specific year you expect to begin withdrawing your assets. It is intended only as a general guide.

The PIMCO REALPATH® Blend Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire or plan to start withdrawing money (the “target date”). Each PIMCO REALPATH® Blend Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at or after the target year indicated in the PIMCO REALPATH® Blend Fund’s name.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the Funds	(Cont.)

cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class A	Class R*	Diversification Status
PIMCO REALPATH® Blend 2030 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2035 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2040 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2045 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2050 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2055 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2060 Fund	12/31/19	12/31/19	12/31/19	—	Diversified
PIMCO REALPATH® Blend 2065 Fund	12/30/22	12/30/22	12/30/22	—	Diversified
PIMCO REALPATH® Blend 2070 Fund	12/31/24	12/31/24	12/31/24	—	Diversified
PIMCO REALPATH® Blend Income Fund	12/31/14	12/31/14	12/31/14	—	Diversified

*	Effective September 1, 2025, Class R shares of the Funds were terminated.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s

4	PIMCO EQUITY SERIES

website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Blend 2030 Fund
Institutional Class

06/30/2026	$13.88	$0.49	$1.56	$2.05	$(0.67)	$(0.05)	$0.00	$(0.72)

06/30/2025	12.94	0.43	0.92	1.35	(0.41)	0.00	0.00	(0.41)

06/30/2024	12.22	0.41	0.78	1.19	(0.47)	0.00	0.00	(0.47)

06/30/2023	11.69	0.41	0.58	0.99	(0.28)	(0.18)	0.00	(0.46)

06/30/2022	14.09	0.41	(2.30)	(1.89)	(0.34)	(0.17)	0.00	(0.51)
Class A

06/30/2026	13.79	0.40	1.58	1.98	(0.59)	(0.05)	0.00	(0.64)

06/30/2025	12.85	0.37	0.92	1.29	(0.35)	0.00	0.00	(0.35)

06/30/2024	12.15	0.36	0.76	1.12	(0.42)	0.00	0.00	(0.42)

06/30/2023	11.62	0.36	0.58	0.94	(0.23)	(0.18)	0.00	(0.41)

06/30/2022	14.02	0.35	(2.30)	(1.95)	(0.28)	(0.17)	0.00	(0.45)

PIMCO REALPATH® Blend 2035 Fund
Institutional Class

06/30/2026	$15.26	$0.48	$2.13	$2.61	$(0.65)	$(0.32)	$0.00	$(0.97)

06/30/2025	14.07	0.43	1.24	1.67	(0.43)	(0.05)	0.00	(0.48)

06/30/2024	13.00	0.42	1.11	1.53	(0.46)	0.00	0.00	(0.46)

06/30/2023	12.08	0.39	0.94	1.33	(0.25)	(0.16)	0.00	(0.41)

06/30/2022	14.54	0.39	(2.34)	(1.95)	(0.34)	(0.17)	0.00	(0.51)
Class A

06/30/2026	15.26	0.39	2.13	2.52	(0.55)	(0.32)	0.00	(0.87)

06/30/2025	14.07	0.37	1.24	1.61	(0.37)	(0.05)	0.00	(0.42)

06/30/2024	13.00	0.35	1.13	1.48	(0.41)	0.00	0.00	(0.41)

06/30/2023	12.08	0.33	0.95	1.28	(0.20)	(0.16)	0.00	(0.36)

06/30/2022	14.55	0.32	(2.34)	(2.02)	(0.28)	(0.17)	0.00	(0.45)

PIMCO REALPATH® Blend 2040 Fund
Institutional Class

06/30/2026	$16.38	$0.46	$2.68	$3.14	$(0.60)	$(0.41)	$0.00	$(1.01)

06/30/2025	14.92	0.41	1.54	1.95	(0.46)	(0.03)	0.00	(0.49)

06/30/2024	13.54	0.40	1.43	1.83	(0.45)	0.00	0.00	(0.45)

06/30/2023	12.40	0.37	1.15	1.52	(0.22)	(0.16)	0.00	(0.38)

06/30/2022	14.96	0.38	(2.42)	(2.04)	(0.35)	(0.17)	0.00	(0.52)
Class A

06/30/2026	16.24	0.36	2.67	3.03	(0.50)	(0.41)	0.00	(0.91)

06/30/2025	14.80	0.35	1.51	1.86	(0.39)	(0.03)	0.00	(0.42)

06/30/2024	13.44	0.34	1.41	1.75	(0.39)	0.00	0.00	(0.39)

06/30/2023	12.32	0.31	1.14	1.45	(0.17)	(0.16)	0.00	(0.33)

06/30/2022	14.88	0.30	(2.39)	(2.09)	(0.30)	(0.17)	0.00	(0.47)

PIMCO REALPATH® Blend 2045 Fund
Institutional Class

06/30/2026	$17.08	$0.43	$3.14	$3.57	$(0.62)	$(0.32)	$0.00	$(0.94)

06/30/2025	15.45	0.39	1.78	2.17	(0.42)	(0.12)	0.00	(0.54)

06/30/2024	13.84	0.39	1.65	2.04	(0.43)	0.00	0.00	(0.43)

06/30/2023	12.54	0.35	1.31	1.66	(0.20)	(0.16)	0.00	(0.36)

06/30/2022	15.11	0.36	(2.42)	(2.06)	(0.32)	(0.19)	0.00	(0.51)
Class A

06/30/2026	16.93	0.33	3.13	3.46	(0.49)	(0.32)	0.00	(0.81)

06/30/2025	15.32	0.33	1.76	2.09	(0.36)	(0.12)	0.00	(0.48)

06/30/2024	13.73	0.33	1.63	1.96	(0.37)	0.00	0.00	(0.37)

06/30/2023	12.46	0.28	1.31	1.59	(0.16)	(0.16)	0.00	(0.32)

06/30/2022	15.05	0.29	(2.42)	(2.13)	(0.27)	(0.19)	0.00	(0.46)

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$15.21	15.04%	$583,563	0.03%		0.04%		0.03%		0.04%		3.36%	37%

13.88	10.62	572,283	0.03		0.04		0.03		0.04		3.26	16

12.94	9.88	610,590	0.03		0.04		0.03		0.04		3.36	22

12.22	8.71	510,421	0.03		0.03		0.03		0.03		3.46	18

11.69	(13.97)	239,698	0.04		0.04		0.04		0.04		3.04	22

15.13	14.55	3,355	0.48		0.49		0.48		0.49		2.77	37

13.79	10.22	8,048	0.48		0.49		0.48		0.49		2.82	16

12.85	9.31	8,506	0.48		0.49		0.48		0.49		2.91	22

12.15	8.30	8,479	0.48		0.48		0.48		0.48		3.02	18

11.62	(14.42)	7,847	0.51	(f)	0.51	(f)	0.51	(f)	0.51	(f)	2.56	22

$16.90	17.51%	$673,925	0.03	%(h)	0.04	%(h)	0.03	%(h)	0.04	%(h)	2.99%	37%

15.26	12.14	629,640	0.04		0.05		0.04		0.05		2.98	18

14.07	11.97	640,041	0.04		0.05		0.04		0.05		3.14	14

13.00	11.26	488,420	0.04		0.04		0.04		0.04		3.16	18

12.08	(14.03)	215,450	0.05		0.05		0.05		0.05		2.78	17

16.91	16.89	3,345	0.48	(h)	0.49	(h)	0.48	(h)	0.49	(h)	2.43	37

15.26	11.67	8,857	0.49		0.50		0.49		0.50		2.52	18

14.07	11.51	8,897	0.49		0.50		0.49		0.50		2.68	14

13.00	10.79	8,308	0.49		0.49		0.49		0.49		2.69	18

12.08	(14.46)	6,983	0.52	(f)	0.52	(f)	0.52	(f)	0.52	(f)	2.29	17

$18.51	19.65%	$630,674	0.04	%(i)	0.05	%(i)	0.04	%(i)	0.05	%(i)	2.63%	38%

16.38	13.29	564,753	0.05		0.06		0.05		0.06		2.68	15

14.92	13.72	565,112	0.06		0.07		0.05		0.06		2.91	19

13.54	12.55	452,132	0.05		0.05		0.05		0.05		2.89	16

12.40	(14.20)	224,639	0.06		0.06		0.06		0.06		2.59	17

18.36	19.09	2,299	0.49	(i)	0.50	(i)	0.49	(i)	0.50	(i)	2.09	38

16.24	12.79	10,862	0.50		0.51		0.50		0.51		2.25	15

14.80	13.21	9,527	0.51		0.52		0.50		0.51		2.47	19

13.44	12.00	8,655	0.50		0.50		0.50		0.50		2.40	16

12.32	(14.58)	7,441	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	2.08	17

$19.71	21.37%	$637,750	0.05%		0.06%		0.05%		0.06%		2.35%	35%

17.08	14.34	564,090	0.05		0.06		0.05		0.06		2.46	16

15.45	14.95	527,937	0.05		0.06		0.05		0.06		2.74	20

13.84	13.48	426,393	0.05		0.05		0.05		0.05		2.68	11

12.54	(14.23)	207,869	0.06		0.06		0.06		0.06		2.47	13

19.58	20.85	2,471	0.50		0.51		0.50		0.51		1.83	35

16.93	13.85	8,633	0.50		0.51		0.50		0.51		2.05	16

15.32	14.47	6,582	0.50		0.51		0.50		0.51		2.34	20

13.73	12.97	4,749	0.50		0.50		0.50		0.50		2.19	11

12.46	(14.69)	3,967	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.97	13

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Blend 2050 Fund
Institutional Class

06/30/2026	$17.53	$0.41	$3.44	$3.85	$(0.61)	$(0.28)	$0.00	$(0.89)

06/30/2025	15.84	0.38	1.93	2.31	(0.42)	(0.20)	0.00	(0.62)

06/30/2024	14.07	0.38	1.81	2.19	(0.42)	0.00	0.00	(0.42)

06/30/2023	12.65	0.34	1.43	1.77	(0.19)	(0.16)	0.00	(0.35)

06/30/2022	15.28	0.36	(2.44)	(2.08)	(0.34)	(0.21)	0.00	(0.55)
Class A

06/30/2026	17.28	0.31	3.41	3.72	(0.51)	(0.28)	0.00	(0.79)

06/30/2025	15.64	0.31	1.88	2.19	(0.35)	(0.20)	0.00	(0.55)

06/30/2024	13.90	0.32	1.79	2.11	(0.37)	0.00	0.00	(0.37)

06/30/2023	12.51	0.27	1.43	1.70	(0.15)	(0.16)	0.00	(0.31)

06/30/2022	15.16	0.29	(2.43)	(2.14)	(0.30)	(0.21)	0.00	(0.51)

PIMCO REALPATH® Blend 2055 Fund
Institutional Class

06/30/2026	$17.97	$0.40	$3.68	$4.08	$(0.63)	$(0.23)	$0.00	$(0.86)

06/30/2025	16.14	0.38	2.02	2.40	(0.43)	(0.14)	0.00	(0.57)

06/30/2024	14.27	0.39	1.90	2.29	(0.40)	(0.02)	0.00	(0.42)

06/30/2023	12.75	0.34	1.50	1.84	(0.19)	(0.13)	0.00	(0.32)

06/30/2022	15.33	0.37	(2.48)	(2.11)	(0.30)	(0.17)	0.00	(0.47)
Class A

06/30/2026	17.75	0.31	3.63	3.94	(0.53)	(0.23)	0.00	(0.76)

06/30/2025	15.96	0.31	1.98	2.29	(0.36)	(0.14)	0.00	(0.50)

06/30/2024	14.12	0.33	1.87	2.20	(0.34)	(0.02)	0.00	(0.36)

06/30/2023	12.64	0.26	1.50	1.76	(0.15)	(0.13)	0.00	(0.28)

06/30/2022	15.24	0.29	(2.45)	(2.16)	(0.27)	(0.17)	0.00	(0.44)

PIMCO REALPATH® Blend 2060 Fund
Institutional Class

06/30/2026	$14.16	$0.31	$2.93	$3.24	$(0.41)	$(0.14)	$0.00	$(0.55)

06/30/2025	12.65	0.30	1.59	1.89	(0.32)	(0.06)	0.00	(0.38)

06/30/2024	11.08	0.30	1.55	1.85	(0.28)	0.00	0.00	(0.28)

06/30/2023	9.84	0.26	1.16	1.42	(0.12)	(0.06)	0.00	(0.18)

06/30/2022	12.47	0.30	(1.85)	(1.55)	(0.27)	(0.81)	0.00	(1.08)
Class A

06/30/2026	14.03	0.24	2.91	3.15	(0.35)	(0.14)	0.00	(0.49)

06/30/2025	12.54	0.24	1.58	1.82	(0.27)	(0.06)	0.00	(0.33)

06/30/2024	10.99	0.24	1.54	1.78	(0.23)	0.00	0.00	(0.23)

06/30/2023	9.78	0.20	1.16	1.36	(0.09)	(0.06)	0.00	(0.15)

06/30/2022	12.43	0.24	(1.84)	(1.60)	(0.24)	(0.81)	0.00	(1.05)

PIMCO REALPATH® Blend 2065 Fund
Institutional Class

06/30/2026	$14.04	$0.32	$2.92	$3.24	$(0.37)	$(0.01)	$0.00	$(0.38)

06/30/2025	12.79	0.30	1.62	1.92	(0.44)	(0.17)	(0.06)	(0.67)

06/30/2024	11.21	0.31	1.52	1.83	(0.23)	(0.02)	0.00	(0.25)

12/30/2022 - 06/30/2023	10.00	0.12	1.11	1.23	(0.02)	0.00	0.00	(0.02)
Class A

06/30/2026	14.01	0.24	2.92	3.16	(0.29)	(0.01)	0.00	(0.30)

06/30/2025	12.77	0.24	1.62	1.86	(0.39)	(0.17)	(0.06)	(0.62)

06/30/2024	11.19	0.23	1.55	1.78	(0.18)	(0.02)	0.00	(0.20)

12/30/2022 - 06/30/2023	10.00	0.08	1.12	1.20	(0.01)	0.00	0.00	(0.01)

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$20.49	22.43%	$584,114	0.05%		0.06%		0.05%		0.06%		2.16%	29%

17.53	14.88	522,303	0.05		0.06		0.05		0.06		2.33	16

15.84	15.80	470,653	0.05		0.06		0.05		0.06		2.61	29

14.07	14.23	397,754	0.05		0.05		0.05		0.05		2.55	9

12.65	(14.29)	206,038	0.06		0.06		0.06		0.06		2.43	9

20.21	21.95	6,446	0.50		0.51		0.50		0.51		1.68	29

17.28	14.27	12,520	0.50		0.51		0.50		0.51		1.92	16

15.64	15.33	9,886	0.50		0.51		0.50		0.51		2.23	29

13.90	13.78	4,854	0.50		0.50		0.50		0.50		2.08	9

12.51	(14.73)	3,704	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.93	9

$21.19	23.14%	$483,345	0.05%		0.06%		0.05%		0.06%		2.07%	23%

17.97	15.19	450,377	0.05		0.06		0.05		0.06		2.26	16

16.14	16.30	401,820	0.05		0.06		0.05		0.06		2.60	21

14.27	14.69	289,834	0.05		0.05		0.05		0.05		2.51	8

12.75	(14.32)	145,097	0.06		0.06		0.06		0.06		2.47	9

20.93	22.61	6,856	0.50		0.51		0.50		0.51		1.60	23

17.75	14.64	10,006	0.50		0.51		0.50		0.51		1.89	16

15.96	15.83	6,817	0.50		0.51		0.50		0.51		2.22	21

14.12	14.14	3,320	0.50		0.50		0.50		0.50		1.99	8

12.64	(14.73)	2,622	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.92	9

$16.85	23.29%	$234,402	0.05%		0.05%		0.05%		0.05%		2.03%	35%

14.16	15.21	204,710	0.05		0.06		0.05		0.06		2.24	18

12.65	16.88	158,655	0.05		0.06		0.05		0.06		2.61	12

11.08	14.69	84,966	0.05		0.05		0.05		0.05		2.52	11

9.84	(13.93)	22,421	0.06		0.06		0.06		0.06		2.60	50

16.69	22.80	1,734	0.50		0.50		0.50		0.50		1.57	35

14.03	14.71	1,161	0.50		0.51		0.50		0.51		1.80	18

12.54	16.35	823	0.50		0.51		0.50		0.51		2.10	12

10.99	14.09	802	0.50		0.50		0.50		0.50		1.99	11

9.78	(14.32)	536	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	2.05	50

$16.90	23.24%	$66,290	0.05%		0.05%		0.05%		0.05%		2.03%	48%

14.04	15.35	39,161	0.05		0.06		0.05		0.06		2.27	28

12.79	16.49	18,944	0.05		0.05		0.05		0.05		2.59	16

11.21	12.29	4,889	0.05	*	3.49	*	0.05	*	3.49	*	2.21 *	8

16.87	22.71	373	0.50		0.50		0.50		0.50		1.53	48

14.01	14.82	376	0.50		0.51		0.50		0.51		1.84	28

12.77	16.09	208	0.50		0.50		0.50		0.50		1.96	16

11.19	11.99	112	0.50	*	3.94	*	0.50	*	3.94	*	1.48 *	8

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Blend 2070 Fund(g)
Institutional Class

06/30/2026	$10.94	$0.23	$2.28	$2.51	$(0.26)	$(0.13)	$0.00	$(0.39)

12/31/2024 - 06/30/2025	10.00	0.09	0.85	0.94	0.00	0.00	0.00	0.00
Class A

06/30/2026	10.92	0.18	2.25	2.43	(0.18)	(0.13)	0.00	(0.31)

12/31/2024 - 06/30/2025	10.00	0.09	0.83	0.92	0.00	0.00	0.00	0.00

PIMCO REALPATH® Blend Income Fund
Institutional Class

06/30/2026	$11.98	$0.47	$1.04	$1.51	$(0.66)	$0.00	$0.00	$(0.66)

06/30/2025	11.30	0.44	0.62	1.06	(0.38)	0.00	0.00	(0.38)

06/30/2024	11.00	0.41	0.39	0.80	(0.50)	0.00	0.00	(0.50)

06/30/2023	10.81	0.45	0.18	0.63	(0.34)	(0.10)	0.00	(0.44)

06/30/2022	12.92	0.43	(2.04)	(1.61)	(0.37)	(0.13)	0.00	(0.50)
Class A

06/30/2026	11.87	0.40	1.04	1.44	(0.60)	0.00	0.00	(0.60)

06/30/2025	11.21	0.38	0.61	0.99	(0.33)	0.00	0.00	(0.33)

06/30/2024	10.92	0.36	0.38	0.74	(0.45)	0.00	0.00	(0.45)

06/30/2023	10.73	0.40	0.18	0.58	(0.29)	(0.10)	0.00	(0.39)

06/30/2022	12.84	0.37	(2.03)	(1.66)	(0.32)	(0.13)	0.00	(0.45)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.22%.
(g)	Inception date of the Fund was December 31, 2024.
(h)	Effective July 1, 2025, the Fund’s Advisory fees was decreased by 0.01% to an annual rate of 0.01%.
(i)	Effective July 1, 2025, the Fund’s Advisory fees was decreased by 0.01% to an annual rate of 0.02%.

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$13.06	23.34%	$7,548	0.05%		0.05%		0.05%		0.05%		1.88%		42%

10.94	9.40	3,294	0.05	*	4.66	*	0.05	*	4.66	*	1.70	*	23

13.04	22.61	226	0.50		0.50		0.50		0.50		1.48		42

10.92	9.20	56	0.50	*	5.11	*	0.50	*	5.11	*	1.85	*	23

$12.83	12.82%	$575,552	0.03%		0.04%		0.03%		0.04%		3.73%		32%

11.98	9.55	644,349	0.03		0.04		0.03		0.04		3.75		14

11.30	7.40	317,089	0.03		0.04		0.03		0.04		3.75		27

11.00	6.01	297,254	0.03		0.03		0.03		0.03		4.14		29

10.81	(12.98)	170,997	0.03		0.04		0.03		0.04		3.49		18

12.71	12.33	13,820	0.48		0.49		0.48		0.49		3.22		32

11.87	8.97	22,572	0.48		0.49		0.48		0.49		3.26		14

11.21	6.90	17,913	0.48		0.49		0.48		0.49		3.30		27

10.92	5.59	21,344	0.48		0.48		0.48		0.48		3.70		29

10.73	(13.41)	28,738	0.50	(f)	0.51	(f)	0.50	(f)	0.51	(f)	3.03		18

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund

Assets:

Investments, at value
Investments in securities	$288,150	$413,505	$462,695	$522,756
Investments in Affiliates	299,435	264,819	170,839	117,976
Cash	0	0	0	0
Receivable for investments sold	405	465	434	457
Receivable for investments in Affiliates sold	0	0	0	0
Receivable for Fund shares sold	211	203	267	281
Interest and/or dividends receivable	1	1	1	1
Dividends receivable from Affiliates	1,744	1,541	1,002	650
Reimbursement receivable from PIMCO	6	6	6	5
Total Assets	589,952	680,540	635,244	642,126

Liabilities:

Financial Derivative Instruments
Over the counter	$478	$507	$443	$424
Payable for investments purchased	0	0	0	0
Payable for investments in Affiliates purchased	1,806	1,595	1,038	673
Deposits from counterparty	330	360	310	320
Payable for Fund shares redeemed	404	789	459	460
Accrued investment advisory fees	5	6	10	16
Accrued supervisory and administrative fees	10	12	11	11
Accrued servicing fees	1	1	0	1
Total Liabilities	3,034	3,270	2,271	1,905

Commitments and Contingent Liabilities^

Net Assets	$586,918	$677,270	$632,973	$640,221

Net Assets Consist of:
Paid in capital	$447,975	$486,128	$419,515	$401,657
Distributable earnings (accumulated loss)	138,943	191,142	213,458	238,564

Net Assets	$586,918	$677,270	$632,973	$640,221

Cost of investments in securities	$199,905	$283,041	$307,787	$345,052

Cost of investments in Affiliates	$300,263	$264,816	$170,264	$116,822

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$515,151	$443,594	$215,770	$61,567	$7,187	$225,262
75,818	46,910	20,480	5,524	517	359,805
0	0	0	6	122	20
426	394	181	162	20	1,001
0	0	0	0	0	5,203
256	226	162	106	4	230
1	1	1	1	0	2
378	233	92	23	2	2,057
5	4	0	0	0	5
592,035	491,362	236,686	67,389	7,852	593,585

$345	$268	$119	$30	$3	$520
0	0	3	630	67	989
392	241	95	24	3	2,132
350	330	50	0	0	370
361	299	273	40	5	182
15	12	6	1	0	5
11	9	4	1	0	12
1	2	0	0	0	3
1,475	1,161	550	726	78	4,213

$590,560	$490,201	$236,136	$66,663	$7,774	$589,372

$347,141	$290,158	$152,809	$51,068	$6,579	$497,912
243,419	200,043	83,327	15,595	1,195	91,460

$590,560	$490,201	$236,136	$66,663	$7,774	$589,372

$330,801	$282,606	$152,188	$50,005	$6,363	$173,494
$75,146	$46,471	$20,324	$5,512	$517	$358,824

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Statements of Assets and Liabilities	(Cont.)

	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund

Net Assets:

Institutional Class	$583,563	$673,925	$630,674	$637,750
Class A	3,355	3,345	2,299	2,471

Shares Issued and Outstanding:

Institutional Class	38,357	39,883	34,079	32,350
Class A	222	198	125	126

Net Asset Value Per Share Outstanding(a):

Institutional Class	$15.21	$16.90	$18.51	$19.71
Class A	15.13	16.91	18.36	19.58

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$584,114	$483,345	$234,402	$66,290	$7,548	$575,552
6,446	6,856	1,734	373	226	13,820

28,502	22,808	13,907	3,922	578	44,853
319	327	104	22	17	1,087

$20.49	$21.19	$16.85	$16.90	$13.06	$12.83
20.21	20.93	16.69	16.87	13.04	12.71

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Statements of Operations

Year Ended June 30, 2026
(Amounts in thousands†)	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund

Investment Income:
Interest	$22	$20	$18	$20
Dividends	5,068	7,159	7,804	8,889
Dividends from Investments in Affiliates	14,989	12,972	8,526	5,729
Total Income	20,079	20,151	16,348	14,638

Expenses:
Investment advisory fees	59	67	122	183
Supervisory and administrative fees	132	147	139	135
Distribution and/or servicing fees - Class A	18	18	22	17
Trustee fees	31	34	31	31
Interest expense	13	15	13	13
Expense reimbursements recouped	29	33	30	30
Miscellaneous expense	0	0	0	0
Total Expenses	282	314	357	409
Waiver and/or Reimbursement by PIMCO	(31)	(34)	(31)	(31)
Net Expenses	251	280	326	378

Net Investment Income (Loss)	19,828	19,871	16,022	14,260

Net Realized Gain (Loss):

Investments in securities	66,946	70,514	63,149	61,558
Investments in Affiliates	(13,930)	(10,177)	(7,922)	(5,527)
Net capital gain distributions received from investments	2,628	3,570	3,842	4,212
Exchange-traded or centrally cleared financial derivative instruments	(813)	0	0	0
Over the counter financial derivative instruments	5,823	6,303	5,580	5,428

Net Realized Gain (Loss)	60,654	70,210	64,649	65,671

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(11,475)	7,225	21,114	32,663
Investments in Affiliates	13,402	9,749	7,839	5,593
Exchange-traded or centrally cleared financial derivative instruments	720	0	0	0
Over the counter financial derivative instruments	(27)	(57)	(59)	(46)

Net Change in Unrealized Appreciation (Depreciation)	2,620	16,917	28,894	38,210

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,102	$106,998	$109,565	$118,141

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$15	$12	$3	$0	$2	$22
8,942	7,818	3,703	921	81	3,870
3,605	2,339	952	204	15	20,005
12,562	10,169	4,658	1,125	98	23,897

170	144	67	16	2	63
135	115	47	12	1	166
27	24	4	1	0	49
29	24	11	2	0	36
11	8	1	0	0	16
28	23	0	3	0	31
0	0	1	0	0	0
400	338	131	34	3	361
(29)	(24)	(1)	(2)	0	(36)
371	314	130	32	3	325

12,191	9,855	4,528	1,093	95	23,572

57,891	38,438	17,048	3,440	327	84,090
(3,939)	(1,962)	(242)	(1)	1	(16,732)
4,131	3,589	1,712	436	0	2,101
0	0	0	0	0	(424)
4,987	4,216	1,882	447	42	6,554

63,070	44,281	20,400	4,322	370	75,589

35,682	43,521	21,976	5,960	599	(40,107)
3,985	1,996	245	(10)	(3)	17,579
0	0	0	0	0	375
(21)	(13)	(8)	(8)	(2)	43

39,646	45,504	22,213	5,942	594	(22,110)

$114,907	$99,640	$47,141	$11,357	$1,059	$77,051

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Statements of Changes in Net Assets

	PIMCO REALPATH® Blend 2030 Fund		PIMCO REALPATH® Blend 2035 Fund		PIMCO REALPATH® Blend 2040 Fund		PIMCO REALPATH® Blend 2045 Fund

(Amounts in thousands†)	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$19,828	$19,362	$19,871	$18,958	$16,022	$15,206	$14,260	$13,406
Net realized gain (loss)	60,654	5,496	70,210	14,341	64,649	15,525	65,671	11,905
Net change in unrealized appreciation (depreciation)	2,620	36,432	16,917	41,118	28,894	41,369	38,210	49,194

Net Increase (Decrease) in Net Assets Resulting from Operations	83,102	61,290	106,998	74,417	109,565	72,100	118,141	74,505

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(27,794)	(17,683)	(38,712)	(20,563)	(34,123)	(17,042)	(30,127)	(17,670)
Class A	(316)	(225)	(428)	(276)	(541)	(278)	(346)	(223)

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0

Total Distributions(b)	(28,110)	(17,908)	(39,140)	(20,839)	(34,664)	(17,320)	(30,473)	(17,893)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	(48,405)	(82,147)	(29,085)	(64,019)	(17,543)	(53,804)	(20,170)	(18,408)

Total Increase (Decrease) in Net Assets	6,587	(38,765)	38,773	(10,441)	57,358	976	67,498	38,204

Net Assets:

Beginning of year	580,331	619,096	638,497	648,938	575,615	574,639	572,723	534,519
End of year	$586,918	$580,331	$677,270	$638,497	$632,973	$575,615	$640,221	$572,723

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was December 31, 2024.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2050 Fund		PIMCO REALPATH® Blend 2055 Fund		PIMCO REALPATH® Blend 2060 Fund		PIMCO REALPATH® Blend 2065 Fund		PIMCO REALPATH® Blend 2070 Fund		PIMCO REALPATH® Blend Income Fund

Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025(a)	Year Ended June 30, 2026	Year Ended June 30, 2025

$12,191	$11,630	$9,855	$9,751	$4,528	$3,946	$1,093	$586	$95	$26	$23,572	$18,396
63,070	9,666	44,281	6,344	20,400	2,114	4,322	329	370	39	75,589	(8,559)
39,646	49,546	45,504	45,468	22,213	20,366	5,942	3,506	594	227	(22,110)	48,232

114,907	70,842	99,640	61,563	47,141	26,426	11,357	4,421	1,059	292	77,051	58,069

(25,628)	(17,737)	(20,179)	(14,063)	(7,687)	(4,864)	(1,280)	(1,167)	(153)	0	(31,168)	(12,694)
(499)	(388)	(401)	(261)	(45)	(24)	(9)	(12)	(2)	0	(913)	(529)

0	0	0	0	0	0	0	(118)	0	0	0	0
0	0	0	0	0	0	0	(1)	0	0	0	0

(26,127)	(18,125)	(20,580)	(14,324)	(7,732)	(4,888)	(1,289)	(1,298)	(155)	0	(32,081)	(13,223)

(33,043)	1,567	(49,242)	4,507	(9,144)	24,855	17,058	17,262	3,520	3,058	(122,519)	287,073

55,737	54,284	29,818	51,746	30,265	46,393	27,126	20,385	4,424	3,350	(77,549)	331,919

534,823	480,539	460,383	408,637	205,871	159,478	39,537	19,152	3,350	0	666,921	335,002
$590,560	$534,823	$490,201	$460,383	$236,136	$205,871	$66,663	$39,537	$7,774	$3,350	$589,372	$666,921

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 49.2%

MUTUAL FUNDS 49.0%

Vanguard Developed Markets Index Fund ‘Institutional’	3,119,739	$71,598

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	930,600	35,056

Vanguard Institutional Index Fund ‘Institutional Plus’	278,577	167,204

Vanguard Small-Cap Index Fund ‘Institutional’	91,638	13,299

Total Mutual Funds (Cost $198,912)		287,157

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	571,599	572

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.698% due 07/21/2026 - 08/11/2026 (a)(b)(e)(g)	$423	421

Total Short-Term Instruments (Cost $993)		993

Total Investments in Securities (Cost $199,905)		288,150

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 50.9%

MUTUAL FUNDS (c) 47.4%

PIMCO Emerging Markets Local Currency and Bond Fund	4,358,967	$27,418

PIMCO High Yield Fund	403,348	3,235

PIMCO Income Fund	4,141,629	44,978

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,739,427	17,099

PIMCO Long-Term Real Return Fund	3,848,941	42,800

PIMCO Long-Term U.S. Government Fund	2,740,740	37,822

PIMCO Real Return Fund	2,965,769	30,280

PIMCO Total Return Fund	8,574,121	75,024

Total Mutual Funds (Cost $279,503)		278,656

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short-Term Floating NAV Portfolio III	2,133,140	$20,779

Total Short-Term Instruments (Cost $20,760)		20,779

Total Investments in Affiliates (Cost $300,263)		299,435

Total Investments 100.1% (Cost $500,168)		$587,585

Financial Derivative Instruments (f) (0.1)% (Cost or Premiums, net $0)		(478)

Other Assets and Liabilities, net (0.0)%		(189)

Net Assets 100.0%		$586,918

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)

Securities with an aggregate market value of $2 have been pledged as collateral as of June 30, 2026 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	PIMCODB Index(3)	58,707	0.000%	Monthly	04/15/2027	$8,100	$0	$(342)	$0	$(342)

JPM	Receive	JMABNIC5 Index	8,471	0.000%	Monthly	07/15/2026	2,026	0	(91)	0	(91)
	Receive	FNRETR Index	57	4.350% (SOFR plus a specified spread)	Monthly	08/05/2026	1,717	0	(6)	0	(6)

MYI	Receive	FNRETR Index	15	4.240% (SOFR plus a specified spread)	Monthly	07/08/2026	452	0	(1)	0	(1)
	Receive	FNRETR Index	370	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026	11,142	0	(38)	0	(38)

Total Swap Agreements								$0	$(478)	$0	$(478)

20	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(342)	$(342)	$(342)	$419	$77
JPM	0	0	0	0	0	0	(97)	(97)	(97)	0	(97)
MYI	0	0	0	0	0	0	(39)	(39)	(39)	(330)	(369)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(478)	$(478)

(g)

Securities with an aggregate market value of $419 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum August 2026 Futures	10.3%	$835
Aluminum November 2026 Futures	0.4	31
Arabica Coffee December 2026 Futures	2.9	237
Arabica Coffee September 2026 Futures	1.8	147
Brent Crude December 2026 Futures	2.8	225
Brent Crude September 2026 Futures	2.4	195
Copper December 2026 Futures	0.2	17
Copper September 2026 Futures	4.2	335
Cotton No. 02 December 2026 Futures	1.3	101
Gas Oil August 2026 Futures	2.2	182
Gas Oil November 2026 Futures	2.5	200
Gold 100 oz. August 2026 Futures	3.7	302
Hard Red Winter Wheat December 2026 Futures	2.1	172
Hard Red Winter Wheat September 2026 Futures	0.9	75
Lead August 2026 Futures	0.5	43
Lean Hogs December 2026 Futures	2.0	160
Live Cattle August 2026 Futures	3.7	301
Live Cattle December 2026 Futures	5.8	466
New York Harbor ULSD August 2026 Futures	2.3	183
New York Harbor ULSD November 2026 Futures	2.7	220
Nickel August 2026 Futures	1.3	104
NYMEX — Natural Gas November 2026 Futures	1.1	84
RBOB Gasoline August 2026 Futures	2.6	214
RBOB Gasoline November 2026 Futures	5.5	449
Silver September 2026 Futures	3.8	309
Soybean Oil December 2026 Futures	2.0	164
Soybeans November 2026 Futures	3.3	270
Wheat December 2026 Futures	1.4	115
WTI Crude August 2026 Futures	2.2	180
WTI Crude November 2026 Futures	2.5	200
Zinc August 2026 Futures	7.6	612
Zinc November 2026 Futures	2.2	179

Total Long Futures Contracts		$7,307

Cash	9.8%	$793

Total Notional Amount		$8,100

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund	(Cont.)	June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$433	$0	$45	$0	$0	$478

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,268)	$0	$0	$(1,268)
Written Options	0	0	455	0	0	455

	$0	$0	$(813)	$0	$0	$(813)

Over the counter
Swap Agreements	$2,910	$0	$2,913	$0	$0	$5,823

	$2,910	$0	$2,100	$0	$0	$5,010

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$1,127	$0	$0	$1,127
Written Options	0	0	(407)	0	0	(407)

	$0	$0	$720	$0	$0	$720

Over the counter
Swap Agreements	$(94)	$0	$67	$0	$0	$(27)

	$(94)	$0	$787	$0	$0	$693

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$287,157	$0	$0	$287,157
Short-Term Instruments
Mutual Funds	572	0	0	572
U.S. Treasury Bills	0	421	0	421

	$287,729	$421	$0	$288,150

Investments in Affiliates, at Value
Mutual Funds	278,656	0	0	278,656
Short-Term Instruments
Central Funds Used for Cash Management Purposes	20,779	0	0	20,779

	$299,435	$0	$0	$299,435

Total Investments	$587,164	$421	$0	$587,585

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(478)	$0	$(478)

Total Financial Derivative Instruments	$0	$(478)	$0	$(478)

Totals	$587,164	$(57)	$0	$587,107

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

22	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 61.2%

MUTUAL FUNDS 61.0%

Vanguard Developed Markets Index Fund ‘Institutional’	2,931,601	$105,156

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,340,208	50,486

Vanguard Institutional Index Fund ‘Institutional Plus’	390,373	234,306

Vanguard Small-Cap Index Fund ‘Institutional’	156,781	22,754

Total Mutual Funds (Cost $282,238)		412,702

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	527,155	527

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.674% due 07/21/2026 - 08/27/2026 (a)(b)(f)	$276	276

Total Short-Term Instruments (Cost $803)		803

Total Investments in Securities (Cost $283,041)		413,505

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 39.0%

MUTUAL FUNDS (c) 35.5%

PIMCO Emerging Markets Local Currency and Bond Fund	4,115,761	$25,888

PIMCO High Yield Fund	356,167	2,857

PIMCO Income Fund	3,557,167	38,631

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,362,974	13,398

PIMCO Long-Term Real Return Fund	3,395,304	37,756

PIMCO Long-Term U.S. Government Fund	2,327,498	32,119

PIMCO Real Return Fund	2,649,017	27,046

PIMCO Total Return Fund	7,237,891	63,332

Total Mutual Funds (Cost $241,040)		241,027

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short-Term Floating NAV Portfolio III	2,442,484	$23,792

Total Short-Term Instruments (Cost $23,776)		23,792

Total Investments in Affiliates (Cost $264,816)		264,819

Total Investments 100.2% (Cost $547,857)		$678,324

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(507)

Other Assets and Liabilities, net (0.1)%		(547)

Net Assets 100.0%		$677,270

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	PIMCODB Index(3)	61,742	0.000%	Monthly	04/15/2027	$8,518	$0	$(360)	$0	$(360)
JPM	Receive	JMABNIC5 Index	8,909	0.000%	Monthly	07/15/2026	2,131	0	(96)	0	(96)
	Receive	FNRETR Index	85	4.350% (SOFR plus a specified spread)	Monthly	08/05/2026	2,560	0	(9)	0	(9)
MYI	Receive	FNRETR Index	24	4.240% (SOFR plus a specified spread)	Monthly	07/08/2026	723	0	(2)	0	(2)
	Receive	FNRETR Index	398	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026	11,985	0	(40)	0	(40)

Total Swap Agreements								$0	$(507)	$0	$(507)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(360)	$(360)	$(360)	$270	$(90)
JPM	0	0	0	0	0	0	(105)	(105)	(105)	0	(105)
MYI	0	0	0	0	0	0	(42)	(42)	(42)	(360)	(402)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(507)	$(507)

(f)

Securities with an aggregate market value of $270 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum August 2026 Futures	10.3%	$878
Aluminum November 2026 Futures	0.4	32
Arabica Coffee December 2026 Futures	2.9	250
Arabica Coffee September 2026 Futures	1.8	155
Brent Crude December 2026 Futures	2.8	237
Brent Crude September 2026 Futures	2.4	205
Copper December 2026 Futures	0.2	18
Copper September 2026 Futures	4.2	353
Cotton No. 02 December 2026 Futures	1.3	106
Gas Oil August 2026 Futures	2.3	192
Gas Oil November 2026 Futures	2.5	210
Gold 100 oz. August 2026 Futures	3.7	318
Hard Red Winter Wheat December 2026 Futures	2.1	181
Hard Red Winter Wheat September 2026 Futures	0.9	78
Lead August 2026 Futures	0.5	45
Lean Hogs December 2026 Futures	2.0	169
Live Cattle August 2026 Futures	3.7	316
Live Cattle December 2026 Futures	5.8	490
New York Harbor ULSD August 2026 Futures	2.3	193
New York Harbor ULSD November 2026 Futures	2.7	231
Nickel August 2026 Futures	1.3	110
NYMEX — Natural Gas November 2026 Futures	1.1	89
RBOB Gasoline August 2026 Futures	2.6	225
RBOB Gasoline November 2026 Futures	5.5	472
Silver September 2026 Futures	3.8	324
Soybean Oil December 2026 Futures	2.0	172
Soybeans November 2026 Futures	3.3	284
Wheat December 2026 Futures	1.4	121
WTI Crude August 2026 Futures	2.2	189
WTI Crude November 2026 Futures	2.5	210
Zinc August 2026 Futures	7.5	643
Zinc November 2026 Futures	2.2	188

Total Long Futures Contracts		$7,684

Cash	9.8%	$834

Total Notional Amount		$8,518

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

24	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$456	$0	$51	$0	$0	$507

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$2,988	$0	$3,315	$0	$0	$6,303

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(121)	$0	$64	$0	$0	$(57)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$412,702	$0	$0	$412,702
Short-Term Instruments
Mutual Funds	527	0	0	527
U.S. Treasury Bills	0	276	0	276

	$413,229	$276	$0	$413,505

Investments in Affiliates, at Value
Mutual Funds	241,027	0	0	241,027
Short-Term Instruments
Central Funds Used for Cash Management Purposes	23,792	0	0	23,792

	$264,819	$0	$0	$264,819

Total Investments	$678,048	$276	$0	$678,324

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(507)	$0	$(507)

Total Financial Derivative Instruments	$0	$(507)	$0	$(507)

Totals	$678,048	$(231)	$0	$677,817

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO REALPATH® Blend 2040 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.2%

MUTUAL FUNDS 73.0%

Vanguard Developed Markets Index Fund ‘Institutional’	3,287,487	$117,922

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,513,876	57,028

Vanguard Institutional Index Fund ‘Institutional Plus’	437,228	262,429

Vanguard Small-Cap Index Fund ‘Institutional’	167,820	24,355

Total Mutual Funds (Cost $306,826)		461,734

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	380,330	380

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.711% due 07/14/2026 - 09/24/2026 (a)(b)(f)	$583	581

Total Short-Term Instruments (Cost $961)		961

Total Investments in Securities (Cost $307,787)		462,695

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 26.9%

MUTUAL FUNDS (c) 24.5%

PIMCO Emerging Markets Local Currency and Bond Fund	3,241,473	$20,389

PIMCO High Yield Fund	189,613	1,521

PIMCO Income Fund	2,253,737	24,475

PIMCO International Bond Fund (U.S. Dollar-Hedged)	978,998	9,623

PIMCO Long-Term Real Return Fund	2,115,531	23,525

PIMCO Long-Term U.S. Government Fund	1,113,146	15,361

PIMCO Real Return Fund	1,784,410	18,219

PIMCO Total Return Fund	4,861,356	42,538

Total Mutual Funds (Cost $155,093)		155,651

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%

PIMCO Short-Term Floating NAV Portfolio III	1,559,189	$15,188

Total Short-Term Instruments (Cost $15,171)		15,188

Total Investments in Affiliates (Cost $170,264)		170,839

Total Investments 100.1% (Cost $478,051)		$633,534

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(443)

Other Assets and Liabilities, net (0.0)%		(118)

Net Assets 100.0%		$632,973

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	PIMCODB Index(3)	53,456	0.000%	Monthly	04/15/2027	$7,375	$0	$(311)	$0	$(311)

JPM	Receive	JMABNIC5 Index	7,713	0.000%	Monthly	07/15/2026	1,845	0	(83)	0	(83)
	Receive	FNRETR Index	111	4.350% (SOFR plus a specified spread)	Monthly	08/05/2026	3,343	0	(12)	0	(12)

MYI	Receive	FNRETR Index	363	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026	10,931	0	(37)	0	(37)

Total Swap Agreements								$0	$(443)	$0	$(443)

26	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(311)	$(311)	$(311)	$381	$70
JPM	0	0	0	0	0	0	(95)	(95)	(95)	0	(95)
MYI	0	0	0	0	0	0	(37)	(37)	(37)	(310)	(347)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(443)	$(443)

(f)

Securities with an aggregate market value of $381 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum August 2026 Futures	10.3%	$760
Aluminum November 2026 Futures	0.4	28
Arabica Coffee December 2026 Futures	2.9	216
Arabica Coffee September 2026 Futures	1.8	134
Brent Crude December 2026 Futures	2.8	205
Brent Crude September 2026 Futures	2.4	178
Copper December 2026 Futures	0.2	15
Copper September 2026 Futures	4.2	305
Cotton No. 02 December 2026 Futures	1.3	92
Gas Oil August 2026 Futures	2.3	166
Gas Oil November 2026 Futures	2.5	182
Gold 100 oz. August 2026 Futures	3.7	275
Hard Red Winter Wheat December 2026 Futures	2.1	156
Hard Red Winter Wheat September 2026 Futures	0.9	68
Lead August 2026 Futures	0.5	39
Lean Hogs December 2026 Futures	2.0	146
Live Cattle August 2026 Futures	3.7	274
Live Cattle December 2026 Futures	5.7	424
New York Harbor ULSD August 2026 Futures	2.3	167
New York Harbor ULSD November 2026 Futures	2.7	200
Nickel August 2026 Futures	1.3	95
NYMEX — Natural Gas November 2026 Futures	1.1	77
RBOB Gasoline August 2026 Futures	2.6	195
RBOB Gasoline November 2026 Futures	5.5	409
Silver September 2026 Futures	3.8	281
Soybean Oil December 2026 Futures	2.0	149
Soybeans November 2026 Futures	3.3	246
Wheat December 2026 Futures	1.4	105
WTI Crude August 2026 Futures	2.2	164
WTI Crude November 2026 Futures	2.5	182
Zinc August 2026 Futures	7.6	557
Zinc November 2026 Futures	2.2	163

Total Long Futures Contracts		$6,653

Cash	9.8%	$722

Total Notional Amount		$7,375

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO REALPATH® Blend 2040 Fund	(Cont.)	June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$394	$0	$49	$0	$0	$443

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$2,534	$0	$3,046	$0	$0	$5,580

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(119)	$0	$60	$0	$0	$(59)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$461,734	$0	$0	$461,734
Short-Term Instruments
Mutual Funds	380	0	0	380
U.S. Treasury Bills	0	581	0	581

	$462,114	$581	$0	$462,695

Investments in Affiliates, at Value
Mutual Funds	155,651	0	0	155,651
Short-Term Instruments
Central Funds Used for Cash Management Purposes	15,188	0	0	15,188

	$170,839	$0	$0	$170,839

Total Investments	$632,953	$581	$0	$633,534

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(443)	$0	$(443)

Total Financial Derivative Instruments	$0	$(443)	$0	$(443)

Totals	$632,953	$138	$0	$633,091

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

28	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2045 Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.7%

MUTUAL FUNDS 81.5%

Vanguard Developed Markets Index Fund ‘Institutional’	3,980,148	$142,768

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,654,222	62,315

Vanguard Institutional Index Fund ‘Institutional Plus’	485,215	291,231

Vanguard Small-Cap Index Fund ‘Institutional’	175,418	25,458

Total Mutual Funds (Cost $344,069)		521,772

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	584,904	585

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.679% due 07/21/2026 - 07/30/2026 (a)(b)(f)	$400	399

Total Short-Term Instruments (Cost $983)		984

Total Investments in Securities (Cost $345,052)		522,756

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 18.4%

MUTUAL FUNDS (c) 15.6%

PIMCO Emerging Markets Local Currency and Bond Fund	2,244,761	$14,120

PIMCO High Yield Fund	60,750	487

PIMCO Income Fund	1,209,784	13,138

PIMCO International Bond Fund (U.S. Dollar-Hedged)	752,190	7,394

PIMCO Long-Term Real Return Fund	1,098,960	12,220

PIMCO Long-Term U.S. Government Fund	762,071	10,517

PIMCO Real Return Fund	1,392,072	14,213

PIMCO Total Return Fund	3,201,838	28,016

Total Mutual Funds (Cost $98,954)		100,105

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%

PIMCO Short-Term Floating NAV Portfolio III	1,834,594	$17,871

Total Short-Term Instruments (Cost $17,868)		17,871

Total Investments in Affiliates (Cost $116,822)		117,976

Total Investments 100.1% (Cost $461,874)		$640,732

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(424)

Other Assets and Liabilities, net (0.0)%		(87)

Net Assets 100.0%		$640,221

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	PIMCODB Index(3)	50,538	0.000%	Monthly	04/15/2027	$	6,973	$0	$(294)	$0	$(294)

JPM	Receive	JMABNIC5 Index	7,293	0.000%	Monthly	07/15/2026		1,744	0	(78)	0	(78)
	Receive	FNRETR Index	119	4.350% (SOFR plus a specified spread)	Monthly	08/05/2026		3,584	0	(13)	0	(13)

MYI	Receive	FNRETR Index	48	4.240% (SOFR plus a specified spread)	Monthly	07/08/2026		1,445	0	(5)	0	(5)
	Receive	FNRETR Index	332	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026		9,998	0	(34)	0	(34)

Total Swap Agreements									$0	$(424)	$0	$(424)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Schedule of Investments	PIMCO REALPATH® Blend 2045 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(294)	$(294)	$(294)	$360	$66
JPM	0	0	0	0	0	0	(91)	(91)	(91)	0	(91)
MYI	0	0	0	0	0	0	(39)	(39)	(39)	(320)	(359)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(424)	$(424)

(f)

Securities with an aggregate market value of $360 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum August 2026 Futures	10.3%	$719
Aluminum November 2026 Futures	0.4	26
Arabica Coffee December 2026 Futures	2.9	204
Arabica Coffee September 2026 Futures	1.8	127
Brent Crude December 2026 Futures	2.8	194
Brent Crude September 2026 Futures	2.4	168
Copper December 2026 Futures	0.2	15
Copper September 2026 Futures	4.2	289
Cotton No. 02 December 2026 Futures	1.3	87
Gas Oil August 2026 Futures	2.3	157
Gas Oil November 2026 Futures	2.5	172
Gold 100 oz. August 2026 Futures	3.7	260
Hard Red Winter Wheat December 2026 Futures	2.1	148
Hard Red Winter Wheat September 2026 Futures	0.9	64
Lead August 2026 Futures	0.5	37
Lean Hogs December 2026 Futures	2.0	138
Live Cattle August 2026 Futures	3.7	259
Live Cattle December 2026 Futures	5.8	401
New York Harbor ULSD August 2026 Futures	2.3	157
New York Harbor ULSD November 2026 Futures	2.7	189
Nickel August 2026 Futures	1.3	90
NYMEX—Natural Gas November 2026 Futures	1.1	73
RBOB Gasoline August 2026 Futures	2.6	184
RBOB Gasoline November 2026 Futures	5.5	386
Silver September 2026 Futures	3.8	266
Soybean Oil December 2026 Futures	2.0	141
Soybeans November 2026 Futures	3.3	233
Wheat December 2026 Futures	1.4	99
WTI Crude August 2026 Futures	2.2	155
WTI Crude November 2026 Futures	2.5	172
Zinc August 2026 Futures	7.5	526
Zinc November 2026 Futures	2.2	154

Total Long Futures Contracts		$6,290

Cash	9.8%	$683

Total Notional Amount		$6,973

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

30	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$372	$0	$52	$0	$0	$424

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$2,357	$0	$3,071	$0	$0	$5,428

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(110)	$0	$64	$0	$0	$(46)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$521,772	$0	$0	$521,772
Short-Term Instruments
Mutual Funds	585	0	0	585
U.S. Treasury Bills	0	399	0	399

	$522,357	$399	$0	$522,756

Investments in Affiliates, at Value
Mutual Funds	100,105	0	0	100,105
Short-Term Instruments
Central Funds Used for Cash Management Purposes	17,871	0	0	17,871

	$117,976	$0	$0	$117,976

Total Investments	$640,333	$399	$0	$640,732

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(424)	$0	$(424)

Total Financial Derivative Instruments	$0	$(424)	$0	$(424)

Totals	$640,333	$(25)	$0	$640,308

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Schedule of Investments	PIMCO REALPATH® Blend 2050 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.3%

MUTUAL FUNDS 87.1%

Vanguard Developed Markets Index Fund ‘Institutional’	4,096,022	$146,924

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,623,565	61,160

Vanguard Institutional Index Fund ‘Institutional Plus’	466,417	279,948

Vanguard Small-Cap Index Fund ‘Institutional’	180,274	26,163

Total Mutual Funds (Cost $329,844)		514,195

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	556,993	557

	PRINCIPAL AMOUNT (000S)

U.S. TREASURY BILLS 0.1%
3.680% due 07/21/2026 - 08/11/2026 (a)(b)(f)	$400	399

Total Short-Term Instruments (Cost $957)		956

Total Investments in Securities (Cost $330,801)		515,151

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 12.8%

MUTUAL FUNDS (c) 9.5%

PIMCO Emerging Markets Local Currency and Bond Fund	1,079,641	$6,791

PIMCO Income Fund	676,422	7,346

PIMCO International Bond Fund (U.S. Dollar-Hedged)	515,780	5,070

PIMCO Long-Term Real Return Fund	452,225	5,029

PIMCO Long-Term U.S. Government Fund	445,758	6,152

PIMCO Real Return Fund	882,560	9,011

PIMCO Total Return Fund	1,951,100	17,072

Total Mutual Funds (Cost $55,816)		56,471

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%

PIMCO Short-Term Floating NAV Portfolio III	1,986,180	$19,347

Total Short-Term Instruments (Cost $19,330)		19,347

Total Investments in Affiliates (Cost $75,146)		75,818

Total Investments 100.1% (Cost $405,947)		$590,969

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(345)

Other Assets and Liabilities, net (0.0)%		(64)

Net Assets 100.0%		$590,560

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	PIMCODB Index	40,255	0.000%	Monthly	04/15/2027	$5,554	$0	$(235)	$0	$(235)

JPM	Receive	JMABNIC5 Index	5,815	0.000%	Monthly	07/15/2026	1,391	0	(63)	0	(63)
	Receive	FNRETR Index	52	4.350% (SOFR plus a specified spread)	Monthly	08/05/2026	1,566	0	(5)	0	(5)

MYI	Receive	FNRETR Index	53	4.240% (SOFR plus a specified spread)	Monthly	07/08/2026	1,596	0	(4)	0	(4)
	Receive	FNRETR Index	378	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026	11,383	0	(38)	0	(38)

Total Swap Agreements								$0	$(345)	$0	$(345)

32	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(235)	$(235)	$(235)	$290	$55
JPM	0	0	0	0	0	0	(68)	(68)	(68)	0	(68)
MYI	0	0	0	0	0	0	(42)	(42)	(42)	(350)	(392)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(345)	$(345)

(f)

Securities with an aggregate market value of $290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$298	$0	$47	$0	$0	$345

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$2,076	$0	$2,911	$0	$0	$4,987

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(70)	$0	$49	$0	$0	$(21)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Schedule of Investments	PIMCO REALPATH® Blend 2050 Fund	(Cont.)	June 30, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$514,195	$0	$0	$514,195
Short-Term Instruments
Mutual Funds	557	0	0	557
U.S. Treasury Bills	0	399	0	399

	$514,752	$399	$0	$515,151

Investments in Affiliates, at Value
Mutual Funds	56,471	0	0	56,471
Short-Term Instruments
Central Funds Used for Cash Management Purposes	19,347	0	0	19,347

	$75,818	$0	$0	$75,818

Total Investments	$590,570	$399	$0	$590,969

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(345)	$0	$(345)

Total Financial Derivative Instruments	$0	$(345)	$0	$(345)

Totals	$590,570	$54	$0	$590,624

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

34	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

MUTUAL FUNDS 90.5%

Vanguard Developed Markets Index Fund ‘Institutional’	3,513,594	$126,033

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,430,760	53,897

Vanguard Institutional Index Fund ‘Institutional Plus’	397,464	238,562

Vanguard Small-Cap Index Fund ‘Institutional’	170,967	24,812

Total Mutual Funds (Cost $282,316)		443,304

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	271,066	271

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
3.731% due 07/09/2026 - 09/24/2026 (a)(b)(f)	$19	19

Total Short-Term Instruments (Cost $290)		290

Total Investments in Securities (Cost $282,606)		443,594

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.5%

MUTUAL FUNDS (c) 6.4%

PIMCO Emerging Markets Local Currency and Bond Fund	599,257	$3,769

PIMCO Income Fund	381,755	4,146

PIMCO International Bond Fund (U.S. Dollar-Hedged)	301,230	2,961

PIMCO Long-Term Real Return Fund	232,487	2,585

PIMCO Long-Term U.S. Government Fund	180,150	2,486

PIMCO Real Return Fund	585,609	5,979

PIMCO Total Return Fund	1,103,126	9,652

Total Mutual Funds (Cost $31,143)		31,578

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%

PIMCO Short-Term Floating NAV Portfolio III	1,573,825	$15,332

Total Short-Term Instruments (Cost $15,328)		15,332

Total Investments in Affiliates (Cost $46,471)		46,910

Total Investments 100.1% (Cost $329,077)		$490,504

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(268)

Other Assets and Liabilities, net (0.0)%		(35)

Net Assets 100.0%		$490,201

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	PIMCODB Index	30,485	0.000%	Monthly	04/15/2027	$4,206	$0	$(178)	$0	$(178)

JPM	Receive	JMABNIC5 Index	4,404	0.000%	Monthly	07/15/2026	1,053	0	(47)	0	(47)
	Receive	FNRETR Index	42	4.350% (SOFR plus a specified spread)	Monthly	08/05/2026	1,265	0	(4)	0	(4)

MYI	Receive	FNRETR Index	39	4.240% (SOFR plus a specified spread)	Monthly	07/08/2026	1,175	0	(4)	0	(4)
	Receive	FNRETR Index	342	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026	10,299	0	(35)	0	(35)

Total Swap Agreements								$0	$(268)	$0	$(268)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	35

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(178)	$(178)	$(178)	$10	$(168)
JPM	0	0	0	0	0	0	(51)	(51)	(51)	0	(51)
MYI	0	0	0	0	0	0	(39)	(39)	(39)	(330)	(369)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(268)	$(268)

(f)

Securities with an aggregate market value of $10 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$225	$0	$43	$0	$0	$268

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$1,646	$0	$2,570	$0	$0	$4,216

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(52)	$0	$39	$0	$0	$(13)

36	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$443,304	$0	$0	$443,304
Short-Term Instruments
Mutual Funds	271	0	0	271
U.S. Treasury Bills	0	19	0	19

	$443,575	$19	$0	$443,594

Investments in Affiliates, at Value
Mutual Funds	31,578	0	0	31,578
Short-Term Instruments
Central Funds Used for Cash Management Purposes	15,332	0	0	15,332

	$46,910	$0	$0	$46,910

Total Investments	$490,485	$19	$0	$490,504

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(268)	$0	$(268)

Total Financial Derivative Instruments	$0	$(268)	$0	$(268)

Totals	$490,485	$(249)	$0	$490,236

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	37

Schedule of Investments	PIMCO REALPATH® Blend 2060 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.3%

MUTUAL FUNDS 91.2%

Vanguard Developed Markets Index Fund ‘Institutional’	2,633,814	$60,446

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	691,476	26,048

Vanguard Institutional Index Fund ‘Institutional Plus’	193,690	116,254

Vanguard Small-Cap Index Fund ‘Institutional’	87,486	12,697

Total Mutual Funds (Cost $151,863)		215,445

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (b)	324,753	325

Total Short-Term Instruments (Cost $325)		325

Total Investments in Securities (Cost $152,188)		215,770

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.7%

MUTUAL FUNDS (a) 5.1%

PIMCO Emerging Markets Local Currency and Bond Fund	245,092	$1,542

PIMCO Income Fund	123,539	1,342

PIMCO International Bond Fund (U.S. Dollar-Hedged)	118,337	1,163

PIMCO Long-Term Real Return Fund	91,566	1,018

PIMCO Long-Term U.S. Government Fund	61,743	852

PIMCO Real Return Fund	257,242	2,626

PIMCO Total Return Fund	381,314	3,337

Total Mutual Funds (Cost $11,726)		11,880

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%

PIMCO Short-Term Floating NAV Portfolio III	882,873	$8,600

Total Short-Term Instruments (Cost $8,598)		8,600

Total Investments in Affiliates (Cost $20,324)		20,480

Total Investments 100.0% (Cost $172,512)		$236,250

Financial Derivative Instruments (c) (0.1)% (Cost or Premiums, net $0)		(119)

Other Assets and Liabilities, net 0.1%		5

Net Assets 100.0%		$236,136

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	PIMCODB Index	13,382	0.000%	Monthly	04/15/2027	$	1,846	$0	$(78)	$0	$(78)

JPM	Receive	JMABNIC5 Index	1,933	0.000%	Monthly	07/15/2026		463	0	(21)	0	(21)
	Receive	FNRETR Index	62	4.350% (SOFR plus a specified spread)	Monthly	08/05/2026		1,867	0	(6)	0	(6)

MYI	Receive	FNRETR Index	11	4.240% (SOFR plus a specified spread)	Monthly	07/08/2026		331	0	(1)	0	(1)
	Receive	FNRETR Index	131	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026		3,945	0	(13)	0	(13)

Total Swap Agreements									$0	$(119)	$0	$(119)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(78)	$(78)	$(78)	$0	$(78)
JPM	0	0	0	0	0	0	(27)	(27)	(27)	0	(27)
MYI	0	0	0	0	0	0	(14)	(14)	(14)	(50)	(64)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(119)	$(119)

38	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$99	$0	$20	$0	$0	$119

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$689	$0	$1,193	$0	$0	$1,882

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(28)	$0	$20	$0	$0	$(8)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$215,445	$0	$0	$215,445
Short-Term Instruments
Mutual Funds	325	0	0	325

	$215,770	$0	$0	$215,770

Investments in Affiliates, at Value
Mutual Funds	11,880	0	0	11,880
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,600	0	0	8,600

	$20,480	$0	$0	$20,480

Total Investments	$236,250	$0	$0	$236,250

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(119)	$0	$(119)

Total Financial Derivative Instruments	$0	$(119)	$0	$(119)

Totals	$236,250	$(119)	$0	$236,131

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	39

Schedule of Investments	PIMCO REALPATH® Blend 2065 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.3%

MUTUAL FUNDS 92.2%

Vanguard Developed Markets Index Fund ‘Institutional’	740,417	$16,993

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	195,354	7,359

Vanguard Institutional Index Fund ‘Institutional’	55,895	33,550

Vanguard Small-Cap Index Fund ‘Admiral’	24,985	3,625

Total Mutual Funds (Cost $49,965)		61,527

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (b)	39,799	40

Total Short-Term Instruments (Cost $40)		40

Total Investments in Securities (Cost $50,005)		61,567

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.3%

MUTUAL FUNDS (a) 4.1%

PIMCO Emerging Markets Local Currency and Bond Fund	64,208	$404

PIMCO Income Fund	20,663	224

PIMCO International Bond Fund (U.S. Dollar-Hedged)	30,100	296

PIMCO Long-Term Real Return Fund	23,107	257

PIMCO Long-Term U.S. Government Fund	18,327	253

PIMCO Real Return Fund	70,602	721

PIMCO Total Return Fund	64,857	567

Total Mutual Funds (Cost $2,711)		2,722

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%

PIMCO Short-Term Floating NAV Portfolio III	287,595	$2,802

Total Short-Term Instruments (Cost $2,801)		2,802

Total Investments in Affiliates (Cost $5,512)		5,524

Total Investments 100.6% (Cost $55,517)		$67,091

Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(30)

Other Assets and Liabilities, net (0.6)%		(398)

Net Assets 100.0%		$66,663

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	PIMCODB Index	3,357	0.000%	Monthly	04/15/2027	$463	$0	$(20)	$0	$(20)

JPM	Receive	JMABNIC5 Index	485	0.000%	Monthly	07/15/2026	116	0	(5)	0	(5)
	Receive	FNRETR Index	10	4.350% (SOFR plus a specified spread)	Monthly	08/05/2026	301	0	(1)	0	(1)

MYI	Receive	FNRETR Index	7	4.240% (SOFR plus a specified spread)	Monthly	07/08/2026	211	0	(1)	0	(1)
	Receive	FNRETR Index	37	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026	1,114	0	(3)	0	(3)

Total Swap Agreements								$0	$(30)	$0	$(30)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(20)	$(20)	$(20)	$0	$(20)
JPM	0	0	0	0	0	0	(6)	(6)	(6)	0	(6)
MYI	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(30)	$(30)

40	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$25	$0	$5	$0	$0	$30

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$149	$0	$298	$0	$0	$447

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(12)	$0	$4	$0	$0	$(8)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$61,527	$0	$0	$61,527
Short-Term Instruments
Mutual Funds	40	0	0	40

	$61,567	$0	$0	$61,567

Investments in Affiliates, at Value
Mutual Funds	2,722	0	0	2,722
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,802	0	0	2,802

	$5,524	$0	$0	$5,524

Total Investments	$67,091	$0	$0	$67,091

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(30)	$0	$(30)

Total Financial Derivative Instruments	$0	$(30)	$0	$(30)

Totals	$67,091	$(30)	$0	$67,061

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	41

Schedule of Investments	PIMCO REALPATH® Blend 2070 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.4%

MUTUAL FUNDS 92.4%

Vanguard Developed Markets Index Fund ‘Admiral’	86,536	$	1,983

Vanguard Emerging Markets Stock Index Fund ‘Admiral’	17,337		859

Vanguard S&P 500 ETF	5,705		3,918

Vanguard Small-Cap Index Fund ‘Admiral’	2,943		427

Total Mutual Funds (Cost $6,363)			7,187

Total Investments in Securities (Cost $6,363)			7,187

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.7%

MUTUAL FUNDS (a) 3.9%

PIMCO Emerging Markets Local Currency and Bond Fund	8,118	$	51

PIMCO Income Fund	2,139		23

PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,168		31

PIMCO Long-Term Real Return Fund	2,808		31

PIMCO Long-Term U.S. Government Fund	1,923		27

PIMCO Real Return Fund	8,020		82

PIMCO Total Return Fund	6,437		56

Total Mutual Funds (Cost $302)			301

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%

PIMCO Short-Term Floating NAV Portfolio III	22,123	$216
Total Short-Term Instruments (Cost $215)		216

Total Investments in Affiliates (Cost $517)		517

Total Investments 99.1% (Cost $6,880)		$7,704

Financial Derivative Instruments (b) (0.0)% (Cost or Premiums, net $0)		(3)

Other Assets and Liabilities, net 0.9%		73

Net Assets 100.0%		$7,774

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	PIMCODB Index	345	0.000%	Monthly	04/15/2027	$	47	$0	$(1)	$0	$(1)

JPM	Receive	JMABNIC5 Index	50	0.000%	Monthly	07/15/2026		12	0	(1)	0	(1)

MYI	Receive	FNRETR Index	6	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026		181	0	(1)	0	(1)

Total Swap Agreements									$0	$(3)	$0	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(1)	$(1)	$(1)	$0	$(1)
JPM	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
MYI	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(3)	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

42	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$2	$0	$1	$0	$0	$3

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$14	$0	$28	$0	$0	$42

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(2)	$0	$0	$0	$0	$(2)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$7,187	$0	$0	$7,187

	$7,187	$0	$0	$7,187

Investments in Affiliates, at Value
Mutual Funds	301	0	0	301
Short-Term Instruments
Central Funds Used for Cash Management Purposes	216	0	0	216

	$517	$0	$0	$517

Total Investments	$7,704	$0	$0	$7,704

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments- Liabilities
Over the counter	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$(3)	$0	$(3)

Totals	$7,704	$(3)	$0	$7,701

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	43

Schedule of Investments	PIMCO REALPATH® Blend Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 38.3%

MUTUAL FUNDS 38.1%

Vanguard Developed Markets Index Fund ‘Institutional’	2,330,869	$53,493

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	785,336	29,584

Vanguard Institutional Index Fund ‘Institutional Plus’	220,065	132,085

Vanguard Small-Cap Index Fund ‘Institutional’	64,126	9,307

Total Mutual Funds (Cost $172,701)		224,469

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	502,129	502

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.696% due 07/21/2026 - 08/27/2026 (a)(b)(f)	$292	291

Total Short-Term Instruments (Cost $793)		793

Total Investments in Securities (Cost $173,494)		225,262

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 61.0%

MUTUAL FUNDS (c) 58.2%

PIMCO Emerging Markets Local Currency and Bond Fund	4,990,288	$31,389

PIMCO High Yield Fund	514,352	4,125

PIMCO Income Fund	5,684,196	61,730

PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,318,214	22,788

PIMCO Long-Term Real Return Fund	3,855,278	42,871

PIMCO Long-Term U.S. Government Fund	2,608,697	36,000

PIMCO Real Return Fund	3,543,395	36,178

PIMCO Total Return Fund	12,352,597	108,085

Total Mutual Funds (Cost $342,193)		343,166

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%

PIMCO Short-Term Floating NAV Portfolio III	1,708,098	$16,639

Total Short-Term Instruments (Cost $16,631)		16,639

Total Investments in Affiliates (Cost $358,824)		359,805

Total Investments 99.3% (Cost $532,318)		$585,067

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(520)

Other Assets and Liabilities, net 0.8%		4,825

Net Assets 100.0%		$589,372

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	PIMCODB Index(3)	64,789	0.000%	Monthly	04/15/2027	$8,939	$0	$(378)	$0	$(378)

JPM	Receive	JMABNIC5 Index	9,286	0.000%	Monthly	07/15/2026	2,221	0	(100)	0	(100)
MYI	Receive	FNRETR Index	224	4.240% (SOFR plus a specified spread)	Monthly	07/08/2026	6,745	0	(23)	0	(23)

	Receive	FNRETR Index	190	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026	5,722	0	(19)	0	(19)

Total Swap Agreements								$0	$(520)	$0	$(520)

44	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(378)	$(378)	$(378)	$291	$(87)
JPM	0	0	0	0	0	0	(100)	(100)	(100)	0	(100)
MYI	0	0	0	0	0	0	(42)	(42)	(42)	(370)	(412)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(520)	$(520)

(f)

Securities with an aggregate market value of $291 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	The following table represents the individual positions within the total return swap as of June 30, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum August 2026 Futures	10.3%	$922
Aluminum November 2026 Futures	0.4	34
Arabica Coffee December 2026 Futures	2.9	262
Arabica Coffee September 2026 Futures	1.8	163
Brent Crude December 2026 Futures	2.8	248
Brent Crude September 2026 Futures	2.4	215
Copper December 2026 Futures	0.2	19
Copper September 2026 Futures	4.2	370
Cotton No. 02 December 2026 Futures	1.4	112
Gas Oil August 2026 Futures	2.2	201
Gas Oil November 2026 Futures	2.5	221
Gold 100 oz. August 2026 Futures	3.7	333
Hard Red Winter Wheat December 2026 Futures	2.1	190
Hard Red Winter Wheat September 2026 Futures	0.9	82
Lead August 2026 Futures	0.5	47
Lean Hogs December 2026 Futures	2.0	177
Live Cattle August 2026 Futures	3.7	332
Live Cattle December 2026 Futures	5.8	514
New York Harbor ULSD August 2026 Futures	2.2	201
New York Harbor ULSD November 2026 Futures	2.7	242
Nickel August 2026 Futures	1.3	115
NYMEX — Natural Gas November 2026 Futures	1.1	93
RBOB Gasoline August 2026 Futures	2.6	236
RBOB Gasoline November 2026 Futures	5.5	495
Silver September 2026 Futures	3.8	341
Soybean Oil December 2026 Futures	2.0	181
Soybeans November 2026 Futures	3.3	299
Wheat December 2026 Futures	1.4	127
WTI Crude August 2026 Futures	2.2	198
WTI Crude November 2026 Futures	2.5	221
Zinc August 2026 Futures	7.6	675
Zinc November 2026 Futures	2.2	198

Total Long Futures Contracts		$8,064

Cash	9.8%	$875

Total Notional Amount		$8,939

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	45

Schedule of Investments	PIMCO REALPATH® Blend Income Fund	(Cont.)	June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$478	$0	$42	$0	$0	$520

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(662)	$0	$0	$(662)
Written Options	0	0	238	0	0	238

	$0	$0	$(424)	$0	$0	$(424)

Over the counter
Swap Agreements	$3,501	$0	$3,053	$0	$0	$6,554

	$3,501	$0	$2,629	$0	$0	$6,130

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$587	$0	$0	$587
Written Options	0	0	(212)	0	0	(212)

	$0	$0	$375	$0	$0	$375

Over the counter
Swap Agreements	$(21)	$0	$64	$0	$0	$43

	$(21)	$0	$439	$0	$0	$418

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Mutual Funds	$224,469	$0	$0	$224,469
Short-Term Instruments
Mutual Funds	502	0	0	502
U.S. Treasury Bills	0	291	0	291

	$224,971	291	$0	$225,262

Investments in Affiliates, at Value
Mutual Funds	343,166	0	0	343,166
Short-Term Instruments
Central Funds Used for Cash Management Purposes	16,639	0	0	16,639

	$359,805	$0	$0	$359,805

Total Investments	$584,776	$291	$0	$585,067

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(520)	$0	$(520)

Total Financial Derivative Instruments	$0	$(520)	$0	$(520)

Totals	$584,776	$(229)	$0	$584,547

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

46	PIMCO EQUITY SERIES	See Accompanying Notes

Notes to Financial Statements	June 30, 2026

1. ORGANIZATION

PIMCO Equity Series (the “Trust“) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class and Class A shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Each Fund may invest substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Opportunistic Advantage Fund and PIMCO National Municipal Opportunistic Advantage Fund (collectively, “Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	47

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO REALPATH® Blend 2030 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2035 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2040 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2045 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2050 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2055 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2060 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2065 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2070 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend Income Fund	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a

48	PIMCO EQUITY SERIES

June 30, 2026

policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a Fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

Notes to Financial Statements	(Cont.)

among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the

NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest

50	PIMCO EQUITY SERIES

June 30, 2026

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest substantially all or a significant portion of its assets in Underlying PIMCO Funds and Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO REALPATH® Blend 2030 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$15,733	$14,417	$(2,710)	$(57)	$35	$27,418	$1,405	$0

PIMCO High Yield Fund	4,092	243	(1,070)	37	(67)	3,235	242	0

PIMCO Income Fund	43,990	12,086	(11,734)	(115)	751	44,978	2,412	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,770	8,188	(1,638)	(47)	(174)	17,099	517	0

PIMCO Long-Term Real Return Fund	52,134	9,916	(17,884)	(7,037)	5,671	42,800	3,021	0

PIMCO Long-Term U.S. Government Fund	47,392	7,970	(17,833)	(5,931)	6,224	37,822	1,814	0

PIMCO Real Return Fund	28,506	6,642	(4,608)	(145)	(115)	30,280	1,366	0

PIMCO Short-Term Floating NAV Portfolio III	26,634	160,432	(166,300)	20	(7)	20,779	1,035	0

PIMCO Total Return Fund	64,071	21,816	(11,292)	(655)	1,084	75,024	3,177	0

Totals	$293,322	$241,710	$(235,069)	$(13,930)	$13,402	$299,435	$14,989	$0

PIMCO REALPATH® Blend 2035 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$13,741	$13,833	$(1,607)	$(33)	$(46)	$25,888	$1,264	$0

PIMCO High Yield Fund	3,225	537	(876)	10	(39)	2,857	201	0

PIMCO Income Fund	36,738	9,007	(7,636)	(56)	578	38,631	2,027	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	7,935	6,322	(688)	(24)	(147)	13,398	393	0

PIMCO Long-Term Real Return Fund	43,106	11,802	(16,024)	(4,948)	3,820	37,756	2,580	0

PIMCO Long-Term U.S. Government Fund	37,562	10,168	(15,915)	(4,661)	4,965	32,119	1,492	0

PIMCO Real Return Fund	23,935	6,480	(3,115)	(77)	(177)	27,046	1,185	0

PIMCO Short-Term Floating NAV Portfolio III	34,238	144,442	(154,900)	32	(20)	23,792	1,145	0

PIMCO Total Return Fund	54,987	15,499	(7,549)	(420)	815	63,332	2,685	0

Totals	$255,467	$218,090	$(208,310)	$(10,177)	$9,749	$264,819	$12,972	$0

52	PIMCO EQUITY SERIES

June 30, 2026

PIMCO REALPATH® Blend 2040 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$9,996	$11,605	$(1,145)	$0	$(67)	$20,389	$958	$0

PIMCO High Yield Fund	1,526	587	(573)	(2)	(17)	1,521	103	0

PIMCO Income Fund	21,726	7,368	(4,933)	20	294	24,475	1,221	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,995	4,376	(621)	(22)	(105)	9,623	295	0

PIMCO Long-Term Real Return Fund	27,713	9,206	(12,806)	(4,373)	3,785	23,525	1,620	0

PIMCO Long-Term U.S. Government Fund	19,971	7,223	(12,159)	(3,162)	3,488	15,361	773	0

PIMCO Real Return Fund	15,071	5,251	(1,935)	(87)	(81)	18,219	768	0

PIMCO Short-Term Floating NAV Portfolio III	32,809	138,069	(155,700)	16	(6)	15,188	1,073	0

PIMCO Total Return Fund	33,840	13,362	(4,900)	(312)	548	42,538	1,715	0

Totals	$168,647	$197,047	$(194,772)	$(7,922)	$7,839	$170,839	$8,526	$0

PIMCO REALPATH® Blend 2045 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$8,185	$7,075	$(1,187)	$(4)	$51	$14,120	$727	$0

PIMCO High Yield Fund	165	329	0	0	(7)	487	19	0

PIMCO Income Fund	9,699	5,560	(2,241)	8	112	13,138	586	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,230	4,103	(842)	(41)	(56)	7,394	216	0

PIMCO Long-Term Real Return Fund	14,707	6,558	(8,785)	(2,927)	2,667	12,220	848	0

PIMCO Long-Term U.S. Government Fund	14,765	4,422	(8,916)	(2,208)	2,454	10,517	552	0

PIMCO Real Return Fund	11,997	4,066	(1,720)	(89)	(41)	14,213	601	0

PIMCO Short-Term Floating NAV Portfolio III	29,779	170,382	(182,300)	40	(30)	17,871	1,084	0

PIMCO Total Return Fund	21,360	10,399	(3,880)	(306)	443	28,016	1,096	0

Totals	$114,887	$212,894	$(209,871)	$(5,527)	$5,593	$117,976	$5,729	$0

PIMCO REALPATH® Blend 2050 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$3,090	$3,726	$0	$0	$(25)	$6,791	$314	$0

PIMCO Income Fund	5,622	2,182	(517)	(12)	71	7,346	327	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,421	3,051	(332)	(12)	(58)	5,070	135	0

PIMCO Long-Term Real Return Fund	7,946	2,052	(4,901)	(2,069)	2,001	5,029	404	0

PIMCO Long-Term U.S. Government Fund	8,931	3,126	(6,064)	(1,688)	1,847	6,152	332	0

PIMCO Real Return Fund	7,372	2,916	(1,188)	(10)	(79)	9,011	375	0

PIMCO Short-Term Floating NAV Portfolio III	27,485	134,552	(142,700)	17	(7)	19,347	1,053	0

PIMCO Total Return Fund	13,104	6,122	(2,224)	(165)	235	17,072	665	0

Totals	$75,971	$157,727	$(157,926)	$(3,939)	$3,985	$75,818	$3,605	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Notes to Financial Statements	(Cont.)

PIMCO REALPATH® Blend 2055 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$1,472	$2,337	$0	$0	$(40)	$3,769	$156	$0

PIMCO Income Fund	3,451	1,070	(416)	(6)	47	4,146	194	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,116	2,112	(220)	(8)	(39)	2,961	68	0

PIMCO Long-Term Real Return Fund	4,778	556	(2,719)	(1,147)	1,117	2,585	229	0

PIMCO Long-Term U.S. Government Fund	4,399	706	(2,708)	(776)	865	2,486	157	0

PIMCO Real Return Fund	5,249	1,598	(814)	(23)	(31)	5,979	257	0

PIMCO Short-Term Floating NAV Portfolio III	22,744	113,979	(121,400)	34	(25)	15,332	878	0

PIMCO Total Return Fund	8,192	3,125	(1,731)	(36)	102	9,652	400	0

Totals	$51,401	$125,483	$(130,008)	$(1,962)	$1,996	$46,910	$2,339	$0

PIMCO REALPATH® Blend 2060 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$562	$997	$0	$0	$(17)	$1,542	$65	$0

PIMCO Income Fund	1,153	287	(115)	0	17	1,342	65	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	251	929	0	1	(18)	1,163	21	0

PIMCO Long-Term Real Return Fund	1,558	515	(1,041)	(166)	152	1,018	79	0

PIMCO Long-Term U.S. Government Fund	1,532	340	(1,050)	(76)	106	852	56	0

PIMCO Real Return Fund	2,245	792	(387)	(14)	(10)	2,626	110	0

PIMCO Short-Term Floating NAV Portfolio III	12,773	49,822	(54,000)	9	(4)	8,600	423	0

PIMCO Total Return Fund	2,688	1,141	(515)	4	19	3,337	133	0

Totals	$22,762	$54,823	$(57,108)	$(242)	$245	$20,480	$952	$0

PIMCO REALPATH® Blend 2065 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$119	$290	$0	$0	$(5)	$404	$16	$0

PIMCO Income Fund	114	109	0	0	1	224	9	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	38	262	0	0	(4)	296	4	0

PIMCO Long-Term Real Return Fund	293	168	(201)	(3)	0	257	19	0

PIMCO Long-Term U.S. Government Fund	283	163	(199)	3	3	253	12	0

PIMCO Real Return Fund	420	420	(111)	(1)	(7)	721	27	0

PIMCO Short-Term Floating NAV Portfolio III	2,303	23,298	(22,800)	1	0	2,802	98	0

PIMCO Total Return Fund	287	328	(49)	(1)	2	567	19	0

Totals	$3,857	$25,038	$(23,360)	$(1)	$(10)	$5,524	$204	$0

54	PIMCO EQUITY SERIES

June 30, 2026

PIMCO REALPATH® Blend 2070 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$10	$42	$0	$0	$(1)	$51	$1	$0

PIMCO Income Fund	10	13	0	0	0	23	1	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4	27	0	0	0	31	0	0

PIMCO Long-Term Real Return Fund	25	26	(19)	0	(1)	31	2	0

PIMCO Long-Term U.S. Government Fund	25	22	(21)	1	0	27	1	0

PIMCO Real Return Fund	37	50	(4)	0	(1)	82	3	0

PIMCO Short-Term Floating NAV Portfolio III	11	905	(700)	0	0	216	5	0

PIMCO Total Return Fund	23	33	0	0	0	56	2	0

Totals	$145	$1,118	$(744)	$1	$(3)	$517	$15	$0

PIMCO REALPATH® Blend Income Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$22,121	$14,820	$(5,641)	$(22)	$111	$31,389	$1,775	$0

PIMCO High Yield Fund	6,034	337	(2,211)	94	(129)	4,125	337	0

PIMCO Income Fund	75,788	6,704	(21,883)	(280)	1,401	61,730	3,756	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	19,089	7,695	(3,685)	(128)	(183)	22,788	809	0

PIMCO Long-Term Real Return Fund	62,558	6,518	(24,887)	(6,697)	5,379	42,871	3,289	0

PIMCO Long-Term U.S. Government Fund	54,866	4,586	(23,888)	(6,311)	6,747	36,000	1,939	0

PIMCO Real Return Fund	40,721	3,844	(8,143)	(613)	369	36,178	1,748	0

PIMCO Short-Term Floating NAV Portfolio III	34,221	182,506	(200,100)	23	(11)	16,639	1,108	0

PIMCO Total Return Fund	120,547	12,327	(25,886)	(2,798)	3,895	108,085	5,244	0

Totals	$435,945	$239,337	$(316,324)	$(16,732)	$17,579	$359,805	$20,005	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

Notes to Financial Statements	(Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each fund’s investment policies and restrictions. Each fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying

56	PIMCO EQUITY SERIES

June 30, 2026

the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(b) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	57

Notes to Financial Statements	(Cont.)

counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

Allocation	X	X	X	X	X	X	X	X	X	X

Acquired Fund	X	X	X	X	X	X	X	X	X	X

New Fund	—	—	—	—	—	—	—	—	X	—

Small Fund	—	—	—	—	—	—	—	X	X	—

Equity	X	X	X	X	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X

High Yield and Distressed Company	X	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X	X

Commodity	X	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X	X	X	X

58	PIMCO EQUITY SERIES

June 30, 2026

Risks	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

Small-Cap and Mid-Cap Company	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X	X	X	X

Subsidiary	X	X	X	X	X	X	X	X	X	X

Convertible Securities	X	X	X	X	X	X	X	X	X	X

Exchange-Traded Fund	X	X	X	X	X	X	X	X	X	X

China	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	X	X	X	X	X	X	X

Contingent Convertible Securities	X	X	X	X	X	X	X	X	X	X

Distribution Rate	X	X	X	X	X	X	X	X	X	X

Inflation-Indexed Security	X	X	X	X	X	X	X	X	X	X

Issuer Non-Diversification	X	X	X	X	X	X	X	X	X	X

A Fund is generally subject to a different level and amount of risk relative to its target date and time horizon. The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. There is no guarantee that a Fund’s asset allocation strategy will be successful or that the markets in which the Fund invests will perform as expected.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Value Investing Risk is the risk that value stocks may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	59

Notes to Financial Statements	(Cont.)

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments.

Mortgage-Related and Other Asset-Backed Securities Risk is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk

60	PIMCO EQUITY SERIES

June 30, 2026

and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may fluctuate, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	61

Notes to Financial Statements	(Cont.)

because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject a Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the actual or anticipated effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a “diversified” portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of

62	PIMCO EQUITY SERIES

June 30, 2026

tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	63

Notes to Financial Statements	(Cont.)

governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring

64	PIMCO EQUITY SERIES

June 30, 2026

eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the

“Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class A	Class R
PIMCO REALPATH® Blend 2030 Fund	0.01%		0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2035 Fund	0.01%	(1)	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2040 Fund	0.02%	(2)	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2045 Fund	0.03%		0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2050 Fund	0.03%		0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2055 Fund	0.03%		0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2060 Fund	0.03%		0.02%	0.22%	N/A
PIMCO REALPATH® Blend 2065 Fund	0.03%		0.02%	0.22%	N/A
PIMCO REALPATH® Blend 2070 Fund	0.03%		0.02%	0.22%	N/A
PIMCO REALPATH® Blend Income Fund	0.01%		0.02%	0.22%	0.27%	*

*	This particular share class had been registered with the SEC, but was not operational during the period ended June 30, 2026. Effective September 1, 2025, Class R shares of the Fund were terminated.

(1)	Effective July 1, 2025, the Fund’s advisory fee was reduced by 0.01% to 0.01%.
(2)	Effective July 1, 2025, the Fund’s advisory fee was reduced by 0.01% to 0.02%.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.25% for Class R shares and in connection with personal services rendered to Class A and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Distribution Fee		Servicing Fee

Class A	—		0.25%

Class R	0.25%	*	0.25%	*

*	This particular share class had been registered with the SEC, but was not operational during the period ended June 30, 2026. Effective September 1, 2025, Class R shares of the Funds were terminated.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A shares. For the period ended June 30, 2026, the Distributor retained $66,471 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	65

Notes to Financial Statements	(Cont.)

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/ or Reimbursement by PIMCO.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO REALPATH® Blend 2030 Fund	$0	$0	$29	$29

PIMCO REALPATH® Blend 2035 Fund	0	0	25	25

PIMCO REALPATH® Blend 2040 Fund	0	0	26	26

PIMCO REALPATH® Blend 2045 Fund	0	0	25	25

PIMCO REALPATH® Blend 2050 Fund	0	0	27	27

PIMCO REALPATH® Blend 2055 Fund	0	0	14	14

PIMCO REALPATH® Blend 2060 Fund	0	0	0	0

PIMCO REALPATH® Blend 2065 Fund	0	2	2	4

PIMCO REALPATH® Blend 2070 Fund	0	140	1	141

PIMCO REALPATH® Blend Income Fund	0	0	29	29

†	A zero balance may reflect actual amounts rounding to less than one thousand.

66	PIMCO EQUITY SERIES

June 30, 2026

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Funds’ assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds (and may indirectly bear a portion of the fees and expenses charged by Underlying PIMCO Funds to the extent such fees and expenses are not waived or reimbursed pursuant to applicable waiver and reimbursement agreements) in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO REALPATH® Blend 2030 Fund	$0	$0	$207,923	$247,014

PIMCO REALPATH® Blend 2035 Fund	0	0	232,336	261,947

PIMCO REALPATH® Blend 2040 Fund	0	0	223,361	237,456

PIMCO REALPATH® Blend 2045 Fund	0	0	204,948	221,154

PIMCO REALPATH® Blend 2050 Fund	0	0	156,207	186,860

PIMCO REALPATH® Blend 2055 Fund	0	0	107,113	150,838

PIMCO REALPATH® Blend 2060 Fund	0	0	73,733	80,609

PIMCO REALPATH® Blend 2065 Fund	0	0	40,208	24,525

PIMCO REALPATH® Blend 2070 Fund	0	0	5,420	2,048

PIMCO REALPATH® Blend Income Fund	0	0	195,666	305,179

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	67

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO REALPATH® Blend 2030 Fund				PIMCO REALPATH® Blend 2035 Fund

	Year Ended 06/30/2026		Year Ended 06/30/2025		Year Ended 06/30/2026		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	7,611	$111,131	7,736	$102,884	6,676	$107,603	8,032	$116,520

Class A	47	673	74	972	49	780	86	1,247
Issued as reinvestment of distributions

Institutional Class	1,855	27,224	1,308	17,326	2,324	37,546	1,382	20,005

Class A	22	316	17	225	27	428	19	276
Cost of shares redeemed

Institutional Class	(12,330)	(181,374)	(15,018)	(201,303)	(10,372)	(167,968)	(13,640)	(199,818)

Class A	(431)	(6,375)	(169)	(2,251)	(459)	(7,474)	(157)	(2,249)

Net increase (decrease) resulting from Fund share transactions	(3,226)	$(48,405)	(6,052)	$(82,147)	(1,755)	$(29,085)	(4,278)	$(64,019)

	PIMCO REALPATH® Blend 2040 Fund				PIMCO REALPATH® Blend 2045 Fund

	Year Ended 06/30/2026		Year Ended 06/30/2025		Year Ended 06/30/2026		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6,698	$116,817	6,466	$100,046	6,535	$120,315	6,907	$110,596

Class A	51	859	74	1,126	35	623	104	1,661
Issued as reinvestment of distributions

Institutional Class	1,888	32,980	1,075	16,512	1,576	29,035	1,067	17,066

Class A	31	541	18	278	19	346	14	223
Cost of shares redeemed

Institutional Class	(8,995)	(157,738)	(10,933)	(170,736)	(8,783)	(162,371)	(9,118)	(147,348)

Class A	(626)	(11,002)	(67)	(1,030)	(438)	(8,118)	(38)	(606)

Net increase (decrease) resulting from Fund share transactions	(953)	$(17,543)	(3,367)	$(53,804)	(1,056)	$(20,170)	(1,064)	$(18,408)

	PIMCO REALPATH® Blend 2050 Fund				PIMCO REALPATH® Blend 2055 Fund

	Year Ended 06/30/2026		Year Ended 06/30/2025		Year Ended 06/30/2026		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6,007	$114,223	6,958	$113,813	5,575	$109,322	6,602	$110,762

Class A	49	898	144	2,324	68	1,289	198	3,265
Issued as reinvestment of distributions

Institutional Class	1,307	24,953	1,052	17,279	999	19,656	824	13,784

Class A	27	499	24	388	20	395	16	257
Cost of shares redeemed

Institutional Class	(8,615)	(164,426)	(7,913)	(131,005)	(8,831)	(173,497)	(7,251)	(122,284)

Class A	(481)	(9,190)	(76)	(1,232)	(325)	(6,407)	(77)	(1,277)

Net increase (decrease) resulting from Fund share transactions	(1,706)	$(33,043)	189	$1,567	(2,494)	$(49,242)	312	$4,507

68	PIMCO EQUITY SERIES

June 30, 2026

	PIMCO REALPATH® Blend 2060 Fund				PIMCO REALPATH® Blend 2065 Fund

	Year Ended 06/30/2026		Year Ended 06/30/2025		Year Ended 06/30/2026		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,154	$79,558	6,049	$79,637	2,360	$36,314	2,128	$28,209

Class A	27	419	26	337	19	292	13	170
Issued as reinvestment of distributions

Institutional Class	479	7,396	353	4,644	76	1,196	92	1,243

Class A	3	45	2	24	1	9	1	13
Cost of shares redeemed

Institutional Class	(6,182)	(96,426)	(4,486)	(59,644)	(1,302)	(20,362)	(913)	(12,329)

Class A	(9)	(136)	(11)	(143)	(25)	(391)	(3)	(44)

Net increase (decrease) resulting from Fund share transactions	(528)	$(9,144)	1,933	$24,855	1,129	$17,058	1,318	$17,262

	PIMCO REALPATH® Blend 2070 Fund				PIMCO REALPATH® Blend Income Fund

	Year Ended 06/30/2026		Period From 12/31/2024 to 06/30/2025(a)		Year Ended 06/30/2026		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	314	$3,840	319	$3,185	5,690	$70,750	6,560	$75,642

Class A	16	194	11	112	47	584	68	766
Issued as reinvestment of distributions

Institutional Class	13	153	0	0	2,454	30,650	1,085	12,534

Class A	0	2	0	0	74	913	46	529

Issued in reorganization

Institutional Class	N/A	N/A	N/A	N/A	N/A	N/A	34,844	390,604

Class A	N/A	N/A	N/A	N/A	N/A	N/A	529	5,873
Cost of shares redeemed

Institutional Class	(50)	(621)	(18)	(181)	(17,091)	(213,731)	(16,742)	(194,978)

Class A	(4)	(48)	(6)	(58)	(936)	(11,685)	(339)	(3,897)

Net increase (decrease) resulting from Fund share transactions	289	$3,520	306	$3,058	(9,762)	$(122,519)	26,051	$287,073

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was December 31, 2024.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares, of a Fund along with their respective percent ownership, if any, as of June 30, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO REALPATH® Blend 2030 Fund	3	0	70%	0%

PIMCO REALPATH® Blend 2035 Fund	2	0	63%	0%

PIMCO REALPATH® Blend 2040 Fund	3	0	72%	0%

PIMCO REALPATH® Blend 2045 Fund	2	0	61%	0%

PIMCO REALPATH® Blend 2050 Fund	2	0	63%	0%

PIMCO REALPATH® Blend 2055 Fund	3	0	72%	0%

PIMCO REALPATH® Blend 2060 Fund	2	0	57%	0%

PIMCO REALPATH® Blend 2065 Fund	2	0	61%	0%

PIMCO REALPATH® Blend 2070 Fund	1	1	20%	52%

PIMCO REALPATH® Blend Income Fund	2	0	58%	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	69

Notes to Financial Statements	(Cont.)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO REALPATH® Blend 2030 Fund	$6,066	$54,875	$78,002	$0	$0	$0	$0	$138,943

PIMCO REALPATH® Blend 2035 Fund	6,145	62,068	122,929	0	0	0	0	191,142

PIMCO REALPATH® Blend 2040 Fund	4,832	59,141	149,485	0	0	0	0	213,458

PIMCO REALPATH® Blend 2045 Fund	4,289	60,257	174,018	0	0	0	0	238,564

PIMCO REALPATH® Blend 2050 Fund	4,389	56,072	182,958	0	0	0	0	243,419

PIMCO REALPATH® Blend 2055 Fund	2,086	38,949	159,008	0	0	0	0	200,043

PIMCO REALPATH® Blend 2060 Fund	2,171	18,089	63,067	0	0	0	0	83,327

PIMCO REALPATH® Blend 2065 Fund	603	3,462	11,530	0	0	0	0	15,595

PIMCO REALPATH® Blend 2070 Fund	176	213	806	0	0	0	0	1,195

PIMCO REALPATH® Blend Income Fund	5,137	47,069	39,254	0	0	0	0	91,460

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through June 30, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through June 30, 2026 and Ordinary losses realized during the period January 1, 2026 through June 30, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

70	PIMCO EQUITY SERIES

June 30, 2026

As of June 30, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO REALPATH® Blend 2030 Fund	$0	$0

PIMCO REALPATH® Blend 2035 Fund	0	0

PIMCO REALPATH® Blend 2040 Fund	0	0

PIMCO REALPATH® Blend 2045 Fund	0	0

PIMCO REALPATH® Blend 2050 Fund	0	0

PIMCO REALPATH® Blend 2055 Fund	0	0

PIMCO REALPATH® Blend 2060 Fund	0	0

PIMCO REALPATH® Blend 2065 Fund	0	0

PIMCO REALPATH® Blend 2070 Fund	0	0

PIMCO REALPATH® Blend Income Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO REALPATH® Blend 2030 Fund	$509,105	$84,367	$(6,365)	$78,002

PIMCO REALPATH® Blend 2035 Fund	554,888	127,873	(4,944)	122,929

PIMCO REALPATH® Blend 2040 Fund	483,604	151,886	(2,400)	149,486

PIMCO REALPATH® Blend 2045 Fund	466,289	175,172	(1,153)	174,019

PIMCO REALPATH® Blend 2050 Fund	407,666	183,615	(658)	182,957

PIMCO REALPATH® Blend 2055 Fund	331,230	159,447	(442)	159,005

PIMCO REALPATH® Blend 2060 Fund	173,064	63,237	(171)	63,066

PIMCO REALPATH® Blend 2065 Fund	55,531	11,572	(41)	11,531

PIMCO REALPATH® Blend 2070 Fund	6,895	811	(5)	806

PIMCO REALPATH® Blend Income Fund	545,294	46,872	(7,618)	39,254

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, and return of capital distributions from underlying funds.

For the fiscal years ended June 30, 2026 and June 30, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2026			June 30, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO REALPATH® Blend 2030 Fund	$26,303	$1,807	$0	$17,908	$0	$0

PIMCO REALPATH® Blend 2035 Fund	27,068	12,072	0	18,503	2,336	0

PIMCO REALPATH® Blend 2040 Fund	21,447	13,217	0	16,434	886	0

PIMCO REALPATH® Blend 2045 Fund	20,840	9,633	0	14,171	3,722	0

PIMCO REALPATH® Blend 2050 Fund	18,586	7,541	0	13,024	5,101	0

PIMCO REALPATH® Blend 2055 Fund	15,529	5,051	0	11,954	2,370	0

PIMCO REALPATH® Blend 2060 Fund	6,149	1,583	0	4,176	712	0

PIMCO REALPATH® Blend 2065 Fund	1,289	0	0	971	208	119

PIMCO REALPATH® Blend 2070 Fund	155	0	0	0	0	0

PIMCO REALPATH® Blend Income Fund	32,081	0	0	13,223	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Equity Series and Shareholders of PIMCO REALPATH Blend 2030 Fund, PIMCO REALPATH Blend 2035 Fund, PIMCO REALPATH Blend 2040 Fund, PIMCO REALPATH Blend 2045 Fund, PIMCO REALPATH Blend 2050 Fund, PIMCO REALPATH Blend 2055 Fund, PIMCO REALPATH Blend 2060 Fund, PIMCO REALPATH Blend 2065 Fund, PIMCO REALPATH Blend 2070 Fund and PIMCO REALPATH Blend Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting PIMCO Equity Series, hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO REALPATH Blend 2030 Fund(1)

PIMCO REALPATH Blend 2035 Fund(1)

PIMCO REALPATH Blend 2040 Fund(1)

PIMCO REALPATH Blend 2045 Fund(1)

PIMCO REALPATH Blend 2050 Fund(1)

PIMCO REALPATH Blend 2055 Fund(1)

PIMCO REALPATH Blend 2060 Fund(1)

PIMCO REALPATH Blend 2065 Fund(1)

PIMCO REALPATH Blend 2070 Fund(2)

PIMCO REALPATH Blend Income Fund(1)

(1)	Statement of operations for the year ended June 30, 2026 and statement of changes in net assets for the years ended June 30, 2026 and 2025
(2)	Statement of operations for the year ended June 30, 2026 and statement of changes in net assets for the year ended June 30, 2026 and the period December 31, 2024 (inception date) through June 30, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 28, 2026

We have served as the auditor of one or more investment companies in PIMCO Equity Series since 2010.

72	PIMCO EQUITY SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

GST	Goldman Sachs International	JPM	JP Morgan Chase Bank N.A.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

FNRETR	FTSE Nareit Equity REITs Total Return Index	PIMCODB	PIMCO Custom Commodity Basket	S&P 500	Standard & Poor’s 500 Index

JMABNIC5	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

RBOB	Reformulated Blendstock for Oxygenate Blending	TBA	To-Be-Announced	WTI	West Texas Intermediate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	73

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO REALPATH® Blend 2030 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0386	$0.0000	$0.0000	$0.0386

June 2026	$0.1956	$0.0000	$0.0000	$0.1956

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

June 2026	$0.1800	$0.0000	$0.0000	$0.1800

PIMCO REALPATH® Blend 2035 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0557	$0.0000	$0.0000	$0.0557

June 2026	$0.1867	$0.0000	$0.0000	$0.1867

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0116	$0.0000	$0.0000	$0.0116

June 2026	$0.1694	$0.0000	$0.0000	$0.1694

PIMCO REALPATH® Blend 2040 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0439	$0.0000	$0.0000	$0.0439

June 2026	$0.1756	$0.0000	$0.0000	$0.1756

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

June 2026	$0.1572	$0.0000	$0.0000	$0.1572

PIMCO REALPATH® Blend 2045 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0705	$0.0000	$0.0000	$0.0705

June 2026	$0.1543	$0.0000	$0.0000	$0.1543

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0021	$0.0000	$0.0000	$0.0021

June 2026	$0.1347	$0.0000	$0.0000	$0.1347

74	PIMCO EQUITY SERIES

(Unaudited)

PIMCO REALPATH® Blend 2050 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0534	$0.0000	$0.0000	$0.0534

June 2026	$0.1742	$0.0000	$0.0000	$0.1742

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0137	$0.0000	$0.0000	$0.0137

June 2026	$0.1537	$0.0000	$0.0000	$0.1537

PIMCO REALPATH® Blend 2055 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0657	$0.0000	$0.0000	$0.0657

June 2026	$0.1733	$0.0000	$0.0000	$0.1733

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0314	$0.0000	$0.0000	$0.0314

June 2026	$0.1524	$0.0000	$0.0000	$0.1524

PIMCO REALPATH® Blend 2060 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0556	$0.0000	$0.0000	$0.0556

June 2026	$0.0570	$0.0000	$0.0000	$0.0570
Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0403	$0.0000	$0.0000	$0.0403

June 2026	$0.0413	$0.0000	$0.0000	$0.0413

PIMCO REALPATH® Blend 2065 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0282	$0.0000	$0.0000	$0.0282

June 2026	$0.1305	$0.0000	$0.0000	$0.1305

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0003	$0.0000	$0.0000	$0.0003

June 2026	$0.1143	$0.0000	$0.0000	$0.1143

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	75

Distribution Information	(Cont.)	(Unaudited)

PIMCO REALPATH® Blend 2070 Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0207	$0.0000	$0.0000	$0.0207

June 2026	$0.0352	$0.0000	$0.0000	$0.0352

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0015	$0.0000	$0.0000	$0.0015

June 2026	$0.0243	$0.0000	$0.0000	$0.0243

PIMCO REALPATH® Blend Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0470	$0.0000	$0.0000	$0.0470

June 2026	$0.1957	$0.0000	$0.0000	$0.1957

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0294	$0.0000	$0.0000	$0.0294

June 2026	$0.1822	$0.0000	$0.0000	$0.1822

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

76	PIMCO EQUITY SERIES

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends.  The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends.  The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO REALPATH® Blend 2030 Fund	0.00%	9.38%	$85	$185

PIMCO REALPATH® Blend 2035 Fund	0.00%	12.65%	74	874

PIMCO REALPATH® Blend 2040 Fund	0.00%	17.25%	70	893

PIMCO REALPATH® Blend 2045 Fund	0.00%	20.39%	73	871

PIMCO REALPATH® Blend 2050 Fund	0.00%	23.17%	56	873

PIMCO REALPATH® Blend 2055 Fund	0.00%	24.33%	51	715

PIMCO REALPATH® Blend 2060 Fund	0.00%	28.95%	38	554

PIMCO REALPATH® Blend 2065 Fund	0.00%	30.44%	27	18

PIMCO REALPATH® Blend 2070 Fund	0.00%	21.14%	0	49

PIMCO REALPATH® Blend Income Fund	0.00%	5.85%	90	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	77

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

78	PIMCO EQUITY SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	79

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

80	PIMCO EQUITY SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PESRPBFSTMAR_063026

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1)  Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)  Not applicable.

(a)(3)  Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Not applicable for open-end investment companies.

(a)(5)  There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)    Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date: September 3, 2026

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: September 3, 2026